United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 28, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)           Not applicable.

Thrivent Aggressive Allocation Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$28	0.28%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,199,052,131	981	25%	$7,346,432

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent International Allocation Portfolio	7.0%
Thrivent Mid Cap Stock Portfolio	6.0%
Thrivent Large Cap Value Portfolio	5.2%
Thrivent Global Stock Portfolio	4.0%
Thrivent Small Cap Stock Portfolio	3.7%
Thrivent Core Mid Cap Value Fund	2.8%
Thrivent Core International Equity Fund	2.5%
Thrivent Core Emerging Markets Equity Fund	2.2%
Microsoft Corporation	2.1%
NVIDIA Corporation	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	50.4%
Small Cap	12.9%
International	12.6%
Short-Term Investments	12.2%
Mid Cap	6.6%
Investment Grade Debt	4.5%
Private Equity	0.7%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	35.0%
Information Technology	12.5%
Financials	6.3%
Industrials	6.0%
Health Care	5.8%
Consumer Discretionary	5.0%
Communications Services	3.4%
Mortgage-Backed Securities	2.5%
U.S. Government & Agencies	2.0%
Consumer Staples	1.9%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent All Cap Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$33	0.33%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$187,752,528	141	14%	$485,620

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.2%
NVIDIA Corporation	3.1%
Meta Platforms, Inc.	2.8%
Alphabet, Inc., Class C	2.7%
Applied Materials, Inc.	2.5%
Adobe, Inc.	1.5%
J.P. Morgan Chase & Company	1.5%
Mastercard, Inc.	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.4%
Registered Investments Companies	2.5%
Short-Term Investments	1.1%

Major Market Sectors (% of Net Assets)

Information Technology	28.5%
Financials	13.3%
Health Care	12.4%
Industrials	10.5%
Consumer Discretionary	9.5%
Communications Services	6.2%
Consumer Staples	5.7%
Energy	3.2%
Materials	3.2%
U.S. Unaffiliated Registered Investment Companies	2.5%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Balanced Income Plus Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Balanced Income Plus Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.32%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$406,598,101	1,921	41%	$1,107,158

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.2%
Thrivent Core Emerging Markets Debt Fund	5.1%
Microsoft Corporation	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.4%
NVIDIA Corporation	1.3%
Apple, Inc.	1.1%
U.S. Treasury Bonds	0.9%
Alphabet, Inc., Class C	0.9%
Amazon.com, Inc.	0.9%
U.S. Treasury Bonds	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	47.2%
Common Stock	33.1%
Registered Investments Companies	12.9%
Short-Term Investments	6.1%
Preferred Stock	0.7%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.4%
U.S. Affiliated Registered Investment Companies	12.3%
Financials	11.2%
Information Technology	9.8%
Consumer Discretionary	5.7%
U.S. Government & Agencies	5.3%
Collateralized Mortgage Obligations	4.7%
Asset-Backed Securities	4.4%
Industrials	4.4%
Health Care	4.0%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Diversified Income Plus Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Diversified Income Plus Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.23%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$627,652,849	1,912	30%	$1,256,738

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.9%
U.S. Treasury Notes	1.6%
U.S. Treasury Bonds	1.3%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	70.4%
Common Stock	13.9%
Registered Investments Companies	10.2%
Short-Term Investments	4.4%
Preferred Stock	1.1%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.8%
Financials	11.8%
U.S. Affiliated Registered Investment Companies	9.2%
Asset-Backed Securities	6.5%
Collateralized Mortgage Obligations	6.3%
Information Technology	5.6%
U.S. Government & Agencies	5.5%
Consumer Discretionary	5.2%
Consumer Staples	3.8%
Materials	3.7%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$57	0.57%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$67,073,564	323	36%	$293,505

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	9.4%
Tencent Holdings, Ltd.	4.6%
Samsung Electronics Company, Ltd.	3.4%
ICICI Bank, Ltd. ADR	1.5%
Alibaba Group Holding, Ltd.	1.5%
Hero MotoCorp, Ltd.	1.5%
Tata Consultancy Services, Ltd.	1.5%
State Bank of India	1.4%
PDD Holdings, Inc. ADR	1.3%
MediaTek, Inc.	1.3%

Major Market Sectors (% of Net Assets)

Information Technology	28.0%
Financials	20.9%
Consumer Discretionary	14.5%
Communications Services	8.2%
Materials	6.2%
Industrials	4.8%
Energy	4.6%
Health Care	4.2%
Consumer Staples	3.4%
Real Estate	2.6%

Country Weightings (% of Net Assets)

India	21.3%
Taiwan	21.3%
Cayman Islands	13.7%
China	10.2%
South Korea	9.6%
Brazil	5.0%
Saudi Arabia	2.9%
South Africa	2.2%
Poland	1.9%
United Arab Emirates	1.8%
Other Countries	9.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Preferred Stock	1.4%
Short-Term Investments	0.4%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent ESG Index Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$17	0.17%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$51,843,002	406	7%	$47,261

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	11.2%
NVIDIA Corporation	11.0%
iShares MSCI KLD 400 Social ETF	8.1%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%
Tesla, Inc.	2.0%
Visa, Inc.	1.5%
Procter & Gamble Company	1.4%
Mastercard, Inc.	1.3%
Home Depot, Inc.	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	91.2%
Registered Investments Companies	8.1%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Information Technology	35.8%
Financials	10.2%
Communications Services	8.7%
Health Care	8.5%
U.S. Unaffiliated Registered Investment Companies	8.1%
Industrials	7.7%
Consumer Discretionary	7.3%
Consumer Staples	5.5%
Real Estate	2.5%
Materials	2.4%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$30	0.30%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,538,551,154	1,136	30%	$4,264,521

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.8%
Microsoft Corporation	2.1%
NVIDIA Corporation	2.0%
Thrivent Core Small Cap Value Fund	2.0%
Alphabet, Inc., Class C	1.7%
Apple, Inc.	1.5%
Amazon.com, Inc.	1.4%
Meta Platforms, Inc.	1.3%
QUALCOMM, Inc.	0.8%
ASML Holding NV	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	77.6%
Short-Term Investments	16.6%
Registered Investments Companies	5.8%
Preferred Stock<	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	15.6%
Financials	13.0%
Industrials	10.6%
Health Care	9.8%
Consumer Discretionary	7.9%
Communications Services	5.2%
U.S. Affiliated Registered Investment Companies	4.8%
Consumer Staples	4.1%
Energy	3.9%
Materials	3.3%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$24	0.24%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$162,891,977	95	151%	$282,096

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	13.6%
U.S. Treasury Notes	7.8%
U.S. Treasury Notes	7.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.9%
Government National Mortgage Association Conventional 30-Yr. Pass Through	5.4%
U.S. Treasury Notes	3.4%
U.S. Treasury Bonds	3.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	48.7%
U.S. Government & Agencies	37.5%
Collateralized Mortgage Obligations	5.6%
Asset-Backed Securities	4.6%
Commercial Mortgage-Backed Securities	2.8%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	2.2
AAA	0.2
U.S. Gov't Guaranteed	95.3

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	84.1%
Short-Term Investments	15.9%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Healthcare Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$42	0.42%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$277,062,970	58	9%	$1,130,714

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	11.3%
UnitedHealth Group, Inc.	8.7%
Johnson & Johnson	7.5%
Merck & Company, Inc.	6.1%
AbbVie, Inc.	4.8%
Danaher Corporation	4.1%
Abbott Laboratories	3.8%
Amgen, Inc.	3.5%
Intuitive Surgical, Inc.	3.3%
Thermo Fisher Scientific, Inc.	2.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.4%
Short-Term Investments	0.3%
Registered Investments Companies	0.3%

Major Market Sectors (% of Net Assets)

Pharmaceuticals	31.0%
Health Care Equipment	18.7%
Biotechnology	15.3%
Managed Health Care	13.4%
Life Sciences Tools & Services	10.5%
Health Care Services	3.5%
Health Care Facilities	3.0%
Health Care Distributors	2.4%
Health Care Supplies	1.6%
U.S. Unaffiliated Registered Investment Companies	0.3%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$796,392,970	567	35%	$1,551,272

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	1.9%
SPDR Bloomberg High Yield Bond ETF	0.7%
Caesars Entertainment, Inc.	0.6%
H&E Equipment Services, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
1011778 B.C., ULC/New Red Finance, Inc.	0.6%
Encompass Health Corporation	0.5%
GFL Environmental, Inc.	0.5%
Teva Pharmaceutical Finance Netherlands III BV	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.3%
Energy	12.9%
Communications Services	12.2%
Consumer Non-Cyclical	11.3%
Capital Goods	11.1%
Financials	10.8%
Technology	6.8%
Basic Materials	5.5%
Utilities	3.1%
U.S. Unaffiliated Registered Investment Companies	2.6%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.7
Non-Rated	0.2
D	0.0
C	0.1
CA	0.3
CAA	9.3
B	49.2
BA	36.1
BAA	2.1
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	90.7%
Short-Term Investments	3.3%
Bank Loans	3.2%
Registered Investments Companies	2.6%
Common Stock	0.2%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,305,233,236	586	26%	$2,583,812

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds	0.8%
U.S. Treasury Notes	0.7%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Bonds	0.7%
UBS Group AG	0.7%
U.S. Treasury Bonds	0.7%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.5%
Hyundai Capital America	0.4%
UBS Group AG	0.4%

Major Market Sectors (% of Net Assets)

Financials	36.0%
Consumer Non-Cyclical	10.0%
Consumer Cyclical	8.0%
Utilities	7.9%
Communications Services	7.8%
Energy	7.0%
Capital Goods	5.9%
Technology	5.6%
U.S. Government & Agencies	4.4%
Transportation	2.3%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.1
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.3
BA	9.5
BAA	58.1
A	23.2
AA	3.3
AAA	0.1
U.S. Gov't Guaranteed	5.1

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	99.7%
Short-Term Investments	0.3%
Common Stock<	0.1%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Allocation Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent International Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$36	0.36%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,418,967,516	1,007	45%	$4,483,057

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

ASML Holding NV	2.4%
Novartis AG	2.3%
Shell plc	2.0%
Novo Nordisk AS	1.9%
AstraZeneca plc	1.8%
ABB, Ltd.	1.3%
Allianz SE	1.2%
Canadian National Railway Company	1.2%
Alimentation Couche-Tard, Inc.	1.2%
Holcim AG	1.0%

Major Market Sectors (% of Net Assets)

Financials	19.1%
Industrials	15.8%
Information Technology	12.6%
Health Care	11.1%
Consumer Discretionary	10.6%
Materials	6.9%
Consumer Staples	6.1%
Energy	4.7%
Communications Services	4.4%
Utilities	2.5%

Country Weightings (% of Net Assets)

Japan	18.5%
United Kingdom	11.1%
Switzerland	9.0%
Canada	8.4%
France	6.3%
Australia	5.9%
Netherlands	4.9%
Germany	4.8%
Italy	3.0%
Sweden	2.9%
Other Countries	20.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.7%
Short-Term Investments	4.1%
Preferred Stock	0.2%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Index Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.21%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$203,968,420	748	2%	$195,280

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Novo Nordisk AS	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca plc	1.4%
Shell plc	1.4%
Toyota Motor Corporation	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.2%
SAP SE	1.3%
Roche Holding AG, Participation Certificates	1.1%

Major Market Sectors (% of Net Assets)

Financials	19.6%
Industrials	16.6%
Health Care	13.2%
Consumer Discretionary	11.3%
Information Technology	9.3%
Consumer Staples	8.3%
Materials	6.6%
Energy	4.1%
Communications Services	4.0%
Utilities	3.1%

Country Weightings (% of Net Assets)

Japan	22.4%
United Kingdom	13.7%
France	10.2%
Switzerland	9.6%
Germany	8.5%
Australia	7.2%
Netherlands	6.6%
Denmark	3.9%
Sweden	3.2%
Spain	2.5%
Other Countries	10.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.3%
Short-Term Investments	1.4%
Preferred Stock	0.3%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.21%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,875,325,408	49	21%	$5,274,775

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	10.9%
NVIDIA Corporation	10.4%
Apple, Inc.	7.5%
Alphabet, Inc., Class C	7.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc.	5.1%
ServiceNow, Inc.	2.3%
Eli Lilly & Company	2.3%
Advanced Micro Devices, Inc.	2.2%
QUALCOMM, Inc.	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Short-Term Investments	2.8%

Major Market Sectors (% of Net Assets)

Information Technology	43.1%
Consumer Discretionary	13.8%
Communications Services	12.1%
Health Care	11.8%
Financials	6.5%
Industrials	5.7%
Consumer Staples	1.3%
Energy	1.0%
Materials	0.9%
Real Estate	0.9%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Index Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$11	0.11%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,862,444,695	507	1%	$1,670,957

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	7.2%
NVIDIA Corporation	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Company	1.6%
Broadcom, Inc.	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communications Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$31	0.31%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,879,952,418	85	17%	$8,333,984

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Exxon Mobil Corporation	3.1%
Wells Fargo & Company	2.9%
J.P. Morgan Chase & Company	2.7%
Elevance Health, Inc.	2.2%
Samsung Electronics Company, Ltd.	2.1%
Johnson & Johnson	2.1%
Philip Morris International, Inc.	2.1%
Bank of America Corporation	2.1%
QUALCOMM, Inc.	2.1%
Verizon Communications, Inc.	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.3%
Registered Investments Companies	0.5%

Major Market Sectors (% of Net Assets)

Financials	21.3%
Health Care	13.7%
Industrials	11.5%
Energy	9.7%
Information Technology	9.4%
Consumer Staples	8.0%
Communications Services	7.3%
Consumer Discretionary	5.8%
Utilities	5.1%
Materials	3.5%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Limited Maturity Bond Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$739,560,364	587	30%	$1,481,279

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.2%
U.S. Treasury Notes	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Genesis Sales Finance Master Trust	0.7%
Avant Credit Card Master Trust	0.6%
Elmwood CLO 18, Ltd.	0.5%
PPM CLO 2, Ltd.	0.5%
Flatiron CLO, Ltd.	0.5%
Pagaya AI Technology in Housing Trust	0.5%
OneMain Financial Issuance Trust	0.4%

Major Market Sectors (% of Net Assets)

Financials	32.5%
Asset-Backed Securities	16.9%
Collateralized Mortgage Obligations	8.8%
Consumer Cyclical	6.1%
Consumer Non-Cyclical	5.7%
U.S. Government & Agencies	5.0%
Energy	4.8%
Utilities	4.8%
Capital Goods	3.2%
Communications Services	2.8%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	13.2
D	0.0
C	0.1
CA	0.0
CAA	0.1
B	0.2
BA	4.4
BAA	43.4
A	18.1
AA	4.9
AAA	8.9
U.S. Gov't Guaranteed	6.7

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.3%
Short-Term Investments	2.4%
Preferred Stock	0.3%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Low Volatility Equity Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Low Volatility Equity Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.44%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,799,862	144	44%	$148,968

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Motorola Solutions, Inc.	2.8%
Novartis AG	2.6%
Verizon Communications, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Colgate-Palmolive Company	2.1%
Waste Management, Inc.	2.0%
Marsh & McLennan Companies, Inc.	2.0%
Vertex Pharmaceuticals, Inc.	1.9%
McDonald's Corporation	1.9%
Merck & Company, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Health Care	17.8%
Information Technology	17.0%
Financials	16.3%
Consumer Staples	11.8%
Communications Services	10.7%
Industrials	9.4%
Consumer Discretionary	5.4%
Utilities	4.8%
Materials	2.6%
Energy	1.8%

Material Fund Changes

On or about July 26, 2024, the Portfolio merged into Thrivent Global Stock Portfolio. A copy of Thrivent Global Stock Portfolio's semiannual shareholder report is available upon request.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$42	0.42%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$85,772,633	92	32%	$308,955

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.2%
Monolithic Power Systems, Inc.	2.1%
Amphenol Corporation	1.9%
Advanced Drainage Systems, Inc.	1.8%
Arista Networks, Inc.	1.7%
PTC, Inc.	1.7%
Tyler Technologies, Inc.	1.7%
Dexcom, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Guidewire Software, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.0%
Short-Term Investments	1.1%
Registered Investments Companies	0.9%

Major Market Sectors (% of Net Assets)

Information Technology	27.9%
Industrials	18.6%
Health Care	16.9%
Consumer Discretionary	10.3%
Financials	9.8%
Communications Services	4.0%
Consumer Staples	3.2%
Real Estate	2.7%
Energy	2.2%
Materials	2.0%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Index Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$13	0.13%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$651,715,895	404	10%	$637,857

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Pure Storage, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.7%
Short-Term Investments	1.3%

Major Market Sectors (% of Net Assets)

Industrials	21.8%
Financials	15.8%
Consumer Discretionary	14.5%
Information Technology	9.4%
Health Care	9.1%
Real Estate	7.0%
Materials	6.4%
Energy	5.9%
Consumer Staples	4.6%
Utilities	2.5%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.32%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,375,566,335	61	28%	$7,399,926

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVR, Inc.	3.7%
Steel Dynamics, Inc.	3.3%
United Rentals, Inc.	3.0%
Advanced Drainage Systems, Inc.	2.8%
Arch Capital Group, Ltd.	2.7%
Trimble, Inc.	2.6%
Kinsale Capital Group, Inc.	2.5%
Chesapeake Energy Corporation	2.3%
Timken Company	2.1%
SBA Communications Corporation	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Short-Term Investments	2.8%

Major Market Sectors (% of Net Assets)

Industrials	20.3%
Financials	15.8%
Information Technology	12.4%
Consumer Discretionary	11.8%
Health Care	10.0%
Utilities	6.7%
Materials	5.7%
Energy	5.5%
Real Estate	4.7%
Consumer Staples	3.5%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.44%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,767,770	79	27%	$187,038

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Flowserve Corporation	2.4%
Humana, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Carlyle Group, Inc.	2.0%
MSC Industrial Direct Company, Inc.	1.9%
U.S. Bancorp	1.9%
MKS Instruments, Inc.	1.9%
Imax Corporation	1.7%
Barnes Group, Inc.	1.7%
Hexcel Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.4%
Short-Term Investments	1.6%

Major Market Sectors (% of Net Assets)

Financials	18.7%
Industrials	18.2%
Consumer Discretionary	9.3%
Information Technology	8.6%
Health Care	8.5%
Energy	7.7%
Materials	7.2%
Real Estate	6.3%
Utilities	5.8%
Consumer Staples	5.7%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.21%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$9,356,665,384	2,076	23%	$27,321,889

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.6%
Thrivent Global Stock Portfolio	5.6%
Thrivent Mid Cap Stock Portfolio	5.4%
Thrivent Income Portfolio	3.6%
Thrivent International Allocation Portfolio	3.3%
Thrivent Limited Maturity Bond Portfolio	2.1%
Thrivent Small Cap Stock Portfolio	1.9%
Microsoft Corporation	1.7%
Thrivent Core Emerging Markets Debt Fund	1.7%
NVIDIA Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	45.8%
Investment Grade Debt	27.2%
Short-Term Investments	11.7%
Small Cap	4.3%
International	3.3%
Mid Cap	3.1%
High Yield	2.6%
Emerging Markets Debt	1.5%
Private Equity	0.4%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	40.6%
Information Technology	8.9%
U.S. Government & Agencies	6.7%
Mortgage-Backed Securities	6.3%
Financials	4.9%
Consumer Discretionary	3.7%
Health Care	3.2%
Industrials	2.9%
Communications Services	2.8%
Consumer Staples	1.3%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$6,919,072,448	2,062	19%	$21,853,883

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.3%
Thrivent Global Stock Portfolio	8.4%
Thrivent International Allocation Portfolio	7.5%
Thrivent Mid Cap Stock Portfolio	7.5%
Thrivent Small Cap Stock Portfolio	2.6%
Thrivent Core Emerging Markets Equity Fund	1.9%
Microsoft Corporation	1.7%
NVIDIA Corporation	1.7%
Thrivent Income Portfolio	1.6%
Thrivent Core Mid Cap Value Fund	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	49.1%
Investment Grade Debt	14.1%
Short-Term Investments	12.4%
International	10.5%
Small Cap	7.0%
Mid Cap	4.5%
High Yield	1.2%
Emerging Markets Debt	0.7%
Private Equity	0.4%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	47.3%
Information Technology	9.3%
Financials	4.4%
Consumer Discretionary	3.7%
Health Care	3.6%
Industrials	3.5%
U.S. Government & Agencies	3.1%
Mortgage-Backed Securities	2.9%
Communications Services	2.6%
Consumer Staples	1.2%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,020,763,241	2,069	28%	$11,431,261

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	7.9%
Thrivent Income Portfolio	6.7%
Thrivent Limited Maturity Bond Portfolio	3.9%
Thrivent Core Emerging Markets Debt Fund	3.2%
Thrivent Mid Cap Stock Portfolio	2.7%
Thrivent High Yield Portfolio	2.3%
Thrivent International Allocation Portfolio	2.1%
Thrivent Small Cap Stock Portfolio	2.1%
U.S. Treasury Notes	1.4%
U.S. Treasury Notes	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	45.3%
Large Cap	25.7%
Short-Term Investments	10.7%
International	5.7%
High Yield	4.9%
Emerging Markets Debt	2.8%
Small Cap	2.5%
Mid Cap	2.0%
Private Equity	0.3%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	35.9%
U.S. Government & Agencies	12.3%
Mortgage-Backed Securities	11.8%
Information Technology	5.4%
Financials	5.2%
Consumer Discretionary	2.9%
Communications Services	2.2%
Health Care	1.9%
Industrials	1.8%
Consumer Staples	1.7%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$15	0.15%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$427,528,454	117	$506,124

What did the Portfolio invest in?

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Treasury Debt	43.9%
U.S. Government Agency Debt (if categorized as coupon-paying notes)	36.0%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	14.7%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	4.5%
Investment Company	0.9%

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Multidimensional Income Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Multidimensional Income Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$39	0.39%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$43,252,690	748	15%	$124,619

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.8%
U.S. Treasury Notes	6.4%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	2.1%
U.S. Treasury Notes	2.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Vanguard Short-Term Corporate Bond ETF	1.5%
U.S. Treasury Notes	1.2%

Major Market Sectors (% of Net Assets)

Financials	19.0%
U.S. Government & Agencies	15.8%
Mortgage-Backed Securities	10.3%
U.S. Unaffiliated Registered Investment Companies	9.8%
U.S. Affiliated Registered Investment Companies	7.5%
Consumer Cyclical	6.3%
Energy	6.1%
Communications Services	4.6%
Consumer Non-Cyclical	3.7%
Utilities	3.6%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	8.5
Non-Rated	3.3
D	0.1
C	0.0
CA	0.0
CAA	1.5
B	19.0
BA	23.9
BAA	12.7
A	2.6
AA	0.5
AAA	0.0
U.S. Gov't Guaranteed	27.9

Material Fund Changes

On or about July 26, 2024, the Portfolio merged into Thrivent Opportunity Income Plus Portfolio. A copy of Thrivent Opportunity Income Plus Portfolio's semiannual shareholder report is available upon request.

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	73.4%
Registered Investments Companies	17.5%
Preferred Stock	5.2%
Short-Term Investments	3.7%
Common Stock	0.2%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Opportunity Income Plus Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Opportunity Income Plus Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.34%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$159,586,677	1,526	44%	$396,666

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.0%
U.S. Treasury Notes	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

Major Market Sectors (% of Net Assets)

Financials	14.6%
Asset-Backed Securities	12.1%
Mortgage-Backed Securities	11.8%
Collateralized Mortgage Obligations	9.6%
U.S. Affiliated Registered Investment Companies	9.0%
Consumer Cyclical	6.3%
Consumer Non-Cyclical	5.4%
Energy	5.1%
Communications Services	4.2%
Utilities	3.8%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.9
Non-Rated	14.5
D	0.3
C	0.0
CA	0.3
CAA	1.6
B	15.5
BA	14.4
BAA	19.4
A	11.9
AA	3.9
AAA	1.4
U.S. Gov't Guaranteed	15.9

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	84.7%
Registered Investments Companies	10.0%
Short-Term Investments	4.2%
Preferred Stock	1.1%
Common Stock<	0.1%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Real Estate Securities Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.44%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$146,586,580	68	37%	$543,937

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

American Tower Corporation	8.0%
Prologis, Inc.	7.6%
Equinix, Inc.	6.3%
Welltower, Inc.	3.7%
AvalonBay Communities, Inc.	3.3%
Simon Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.1%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Retail REITs	15.9%
Industrial REITs	13.7%
Telecom Tower REITs	13.0%
Multi-Family Residential REITs	11.4%
Health Care REITs	11.3%
Data Center REITs	9.1%
Other Specialized REITs	7.4%
Self-Storage REITs	5.0%
Single-Family Residential REITs	4.6%
Hotel & Resort REITs	2.4%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$46	0.46%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$126,545,358	87	36%	$491,460

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

e.l.f. Beauty, Inc.	2.4%
Guidewire Software, Inc.	2.2%
Fabrinet	2.1%
Varonis Systems, Inc.	2.0%
Globus Medical, Inc.	2.0%
Houlihan Lokey, Inc.	2.0%
Onto Innovation, Inc.	2.0%
Nova, Ltd.	1.9%
J & J Snack Foods Corporation	1.9%
Triumph Financial, Inc.	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.9%
Short-Term Investments	2.1%
Registered Investments Companies	1.0%

Major Market Sectors (% of Net Assets)

Information Technology	23.5%
Industrials	18.8%
Health Care	16.2%
Consumer Discretionary	11.6%
Financials	9.0%
Consumer Staples	6.4%
Communications Services	2.9%
Materials	2.7%
Real Estate	2.6%
Energy	2.5%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Index Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$12	0.12%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$993,572,464	608	13%	$983,881

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Abercrombie & Fitch Company	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corporation	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.7%
Registered Investments Companies	0.2%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Financials	18.4%
Industrials	17.4%
Consumer Discretionary	14.2%
Information Technology	12.8%
Health Care	10.3%
Real Estate	7.2%
Materials	5.8%
Energy	5.2%
Consumer Staples	3.4%
Communications Services	2.8%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Portfolio

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the six months ended June 28, 2024. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.34%

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,032,412,925	96	23%	$3,273,173

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.9%
SharkNinja, Inc.	2.1%
Air Lease Corporation	2.0%
Badger Infrastructure Solutions, Ltd.	1.9%
National Storage Affiliates Trust	1.9%
RLI Corporation	1.8%
Houlihan Lokey, Inc.	1.8%
Guidewire Software, Inc.	1.8%
Ally Financial, Inc.	1.7%
Kinsale Capital Group, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Industrials	21.2%
Information Technology	15.8%
Financials	14.2%
Consumer Discretionary	10.8%
Health Care	9.7%
Consumer Staples	7.4%
Materials	7.0%
Real Estate	5.6%
Energy	3.7%
Communications Services	2.0%

Certain additional Portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

9. Proxy Disclosures for Open-End Management Investment Companies.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable (see Item 2).

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Financial Statements and Additional
Information
June 28, 2024
Thrivent Series Fund, Inc.
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Table of Contents
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 2
Thrivent All Cap Portfolio 16
Thrivent Balanced Income Plus Portfolio 20
Thrivent Diversified Income Plus Portfolio 54
Thrivent Emerging Markets Equity Portfolio 88
Thrivent ESG Index Portfolio 96
Thrivent Global Stock Portfolio 103
Thrivent Government Bond Portfolio 116
Thrivent Healthcare Portfolio 122
Thrivent High Yield Portfolio 124
Thrivent Income Portfolio 137
Thrivent International Allocation Portfolio 150
Thrivent International Index Portfolio 165
Thrivent Large Cap Growth Portfolio 176
Thrivent Large Cap Index Portfolio 178
Thrivent Large Cap Value Portfolio 186
Thrivent Limited Maturity Bond Portfolio 189
Thrivent Low Volatility Equity Portfolio 202
Thrivent Mid Cap Growth Portfolio 207
Thrivent Mid Cap Index Portfolio 210
Thrivent Mid Cap Stock Portfolio 217
Thrivent Mid Cap Value Portfolio 220
Thrivent Moderate Allocation Portfolio 223
Thrivent Moderately Aggressive Allocation Portfolio 256
Thrivent Moderately Conservative Allocation Portfolio 289
Thrivent Money Market Portfolio 321
Thrivent Multidimensional Income Portfolio 324
Thrivent Opportunity Income Plus Portfolio 341
Thrivent Real Estate Securities Portfolio 371
Thrivent Small Cap Growth Portfolio 375
Thrivent Small Cap Index Portfolio 378
Thrivent Small Cap Stock Portfolio 387
Statement of Assets and Liabilities 390
Statement of Operations 396
Statement of Changes in Net Assets 402
Notes to Financial Statements 413
Financial Highlights 432
Change in and Disagreement with Accountants 444
Proxy Disclosures 445
Remuneration Paid to Directors, Officers, and Others 446
Statement Regarding Basis for Approval of
Investment Advisory Contract 447

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 46.6% ) Value
Communications Services (3.4%)
20,030 Alphabet, Inc., Class A $ 3,648,464
154,915 Alphabet, Inc., Class C 28,414,509
15,742 Altice USA, Inc.
a
32,114
6,503 AMC Networks, Inc.
a,b
62,819
3,009 Bandwidth, Inc.
a
50,792
109,058 Cargurus, Inc.
a
2,857,320
14,046 Cogent Communications Holdings 792,756
67,847 Comcast Corporation 2,656,888
21,326 E.W. Scripps Company
a
66,964
1,284 EchoStar Corporation
a
22,868
3,818 Electronic Arts, Inc. 531,962
5,695 Emerald Holding, Inc.
a
32,404
2,086 Entravision Communications
Corporation 4,235
11,353 iHeartMedia, Inc.
a
12,375
3,164 Imax Corporation
a
53,060
17,175 Integral Ad Science Holding
Corporation
a
166,941
4,051 Iridium Communications, Inc. 107,838
5,144 Liberty Global, Ltd., Class A
a
89,660
6,099 Liberty Latin America, Ltd., Class
A
a
58,611
1,099 Liberty Media Corporation-Liberty
Live Group
a
42,059
7,354 Magnite, Inc.
a
97,735
46,424 Meta Platforms, Inc. 23,407,909
2,073 Netflix, Inc.
a
1,399,026
1,461 New York Times Company 74,818
708 Omnicom Group, Inc. 63,508
6,398 Paramount Global
b
66,475
36,269 Pinterest, Inc.
a
1,598,375
91,330 QuinStreet, Inc.
a
1,515,165
4,143 Roku, Inc.
a
248,290
2,032 Sinclair, Inc. 27,087
1,802 TechTarget, Inc.
a
56,168
4,156 Telephone and Data Systems, Inc. 86,154
17,215 Trade Desk, Inc.
a
1,681,389
98,383 Verizon Communications, Inc. 4,057,315
102,853 Warner Brothers Discovery, Inc.
a
765,226
Total 74,849,279
Consumer Discretionary (5.0%)
110 Adient plc
a
2,718
145,516 Amazon.com, Inc.
a
28,120,967
8,525 American Axle & Manufacturing
Holdings, Inc.
a
59,590
10,899 American Eagle Outfitters, Inc. 217,544
22,024 Aptiv plc
a
1,550,930
4,706 Autoliv, Inc. 503,495
575 Beazer Homes USA, Inc.
a
15,801
35,225 Best Buy Company, Inc. 2,969,115
395 Booking Holdings, Inc. 1,564,792
16,278 Boot Barn Holdings, Inc.
a
2,098,723
7,277 Brunswick Corporation 529,547
1,507 Carvana Company
a
193,981
153 Cavco Industries, Inc.
a
52,964
920 Chewy, Inc.
a,b
25,061
17,650 Chipotle Mexican Grill, Inc.
a
1,105,772
24,924 Columbia Sportswear Company 1,970,990
35,246 Cooper-Standard Holdings, Inc.
a
438,460
698 Coursera, Inc.
a
4,998
6,316 Crocs, Inc.
a
921,757
7,487 D.R. Horton, Inc. 1,055,143
11,148 Dana, Inc. 135,114
483 Darden Restaurants, Inc. 73,088
Shares Common Stock (46.6%) Value
Consumer Discretionary (5.0%) - continued
1,142 Deckers Outdoor Corporation
a
$ 1,105,399
1,173 DoorDash, Inc.
a
127,599
46 Dorman Products, Inc.
a
4,208
17,529 DraftKings, Inc.
a
669,082
68,290 eBay, Inc. 3,668,539
470 El Pollo Loco Holdings, Inc.
a
5,316
1,443 Etsy, Inc.
a
85,108
7,746 Everi Holdings, Inc.
a
65,066
26,738 Expedia Group, Inc.
a
3,368,721
139 Fox Factory Holding Corporation
a
6,698
288 Frontdoor, Inc.
a
9,732
11,868 Gap, Inc. 283,527
5,628 Garmin, Ltd. 916,914
18,893 Gentex Corporation 636,883
2,867 Genuine Parts Company 396,563
4,156 Goodyear Tire & Rubber
Company
a
47,171
10,342 Grand Canyon Education, Inc.
a
1,446,949
5,153 H&R Block, Inc. 279,447
16,307 Hanesbrands, Inc.
a
80,394
767 Harley-Davidson, Inc. 25,725
2,333 Hasbro, Inc. 136,480
13,478 Hilton Worldwide Holdings, Inc. 2,940,900
18,087 Home Depot, Inc. 6,226,269
65 KB Home 4,562
3,901 Kohl's Corporation 89,684
15,844 Laureate Education, Inc. 236,709
1,359 Lear Corporation 155,211
2,098 Leggett & Platt, Inc. 24,043
1,246 Lennar Corporation 186,738
1,327 Light & Wonder, Inc.
a
139,176
9,787 LKQ Corporation 407,041
10,061 Lowe's Companies, Inc. 2,218,048
4,580 Lululemon Athletica, Inc.
a
1,368,046
274 M/I Homes, Inc.
a
33,466
7,153 McDonald's Corporation 1,822,871
7,429 Meritage Homes Corporation 1,202,384
33,318 Mobileye Global, Inc.
a
935,736
15,350 Modine Manufacturing Company
a
1,537,917
2,361 Mohawk Industries, Inc.
a
268,186
3,698 Nordstrom, Inc. 78,472
399 NVR, Inc.
a
3,027,835
1,595 O'Reilly Automotive, Inc.
a
1,684,416
8,547 Patrick Industries, Inc. 927,777
3,456 Pool Corporation 1,062,132
36,054 Qurate Retail, Inc.
a
22,714
385 Ralph Lauren Corporation 67,398
13,041 Ross Stores, Inc. 1,895,118
27,444 Savers Value Village, Inc.
a
335,915
1,017 Service Corporation International/
US 72,339
48,463 SharkNinja, Inc. 3,641,994
48,788 Skyline Champion Corporation
a
3,305,387
15,223 Sony Group Corporation ADR 1,293,194
588 Starbucks Corporation 45,776
1,784 Steven Madden, Ltd. 75,463
4,689 Stitch Fix, Inc.
a
19,459
84,895 Stoneridge, Inc.
a
1,354,924
934 Strategic Education, Inc. 103,356
36,149 Tesla, Inc.
a
7,153,164
14,505 Texas Roadhouse, Inc. 2,490,654
67,807 ThredUp, Inc.
a
115,272
264 TopBuild Corporation
a
101,711
6,906 Travel + Leisure Company 310,632
10 Ulta Beauty, Inc.
a
3,859

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Consumer Discretionary (5.0%) - continued
2,850 Upbound Group, Inc. $ 87,495
4,045 Urban Outfitters, Inc.
a
166,047
10,746 VF Corporation 145,071
54 Visteon Corporation
a
5,762
43 Wingstop, Inc. 18,174
32,056 Wyndham Hotels & Resorts, Inc. 2,372,144
43,242 Yum China Holding, Inc. 1,333,583
Total 110,090,295
Consumer Staples (1.9%)
18,937 Altria Group, Inc. 862,580
2,671 BellRing Brands, Inc.
a
152,621
17,905 BJ's Wholesale Club Holdings,
Inc.
a
1,572,775
1,317 Casey's General Stores, Inc. 502,514
35,022 Celsius Holdings, Inc.
a
1,999,406
19,802 Coca-Cola Company 1,260,397
850 Costco Wholesale Corporation 722,491
130,508 Coty, Inc.
a
1,307,690
11,058 e.l.f. Beauty, Inc.
a
2,330,142
1,603 Flowers Foods, Inc. 35,587
21,145 J & J Snack Foods Corporation 3,433,314
9,309 John B. Sanfilippo & Son, Inc. 904,556
81,264 Kenvue, Inc. 1,477,380
11,031 Keurig Dr Pepper, Inc. 368,435
4,511 Kroger Company 225,234
20,354 Lamb Weston Holdings, Inc. 1,711,364
15,958 Lancaster Colony Corporation 3,015,583
450 McCormick & Company, Inc. 31,923
558 PepsiCo, Inc. 92,031
35,951 Philip Morris International, Inc. 3,642,915
23,251 Pilgrim's Pride Corporation
a
894,931
318 PriceSmart, Inc. 25,822
3,392 Procter & Gamble Company 559,409
36,900 Sysco Corporation 2,634,291
19,100 Turning Point Brands, Inc. 612,919
23,827 Tyson Foods, Inc. 1,361,475
2,120 US Foods Holding Corporation
a
112,318
133,961 Walmart, Inc. 9,070,499
Total 40,920,602
Energy (1.8%)
22,387 Archrock, Inc. 452,665
18,223 Baker Hughes Company 640,903
1,360 California Resources Corporation 72,379
20,901 Chesapeake Energy Corporation 1,717,853
1,349 Chevron Corporation 211,011
26,381 ConocoPhillips 3,017,459
5,547 Delek US Holdings, Inc. 137,344
64,526 Devon Energy Corporation 3,058,532
85,217 Enterprise Products Partners, LP 2,469,589
12,761 EOG Resources, Inc. 1,606,227
5,683 Expro Group Holdings NV
a
130,254
54,551 Exxon Mobil Corporation 6,279,911
3,287 Gulfport Energy Corporation
a
496,337
135,999 Halliburton Company 4,594,046
4,112 Hess Midstream, LP 149,841
527 International Seaways, Inc. 31,162
2,180 Kodiak Gas Services, Inc. 59,427
9,091 Marathon Petroleum Corporation 1,577,107
35,676 Matador Resources Company 2,126,290
4,076 Murphy Oil Corporation 168,094
2,787 Noble Corporation plc
b
124,440
77,986 NOV, Inc. 1,482,514
Shares Common Stock (46.6%) Value
Energy (1.8%) - continued
8,397 Ovintiv, Inc. $ 393,567
4,592 Par Pacific Holdings, Inc.
a
115,948
6,036 Phillips 66 852,102
9,300 ProPetro Holding Corporation
a
80,631
7,182 Schlumberger NV 338,847
16,844 Shell plc ADR 1,215,800
6,979 SM Energy Company 301,702
130,783 TechnipFMC plc 3,419,975
3,929 Viper Energy, Inc. 147,455
24,706 Williams Companies, Inc. 1,050,005
Total 38,519,417
Financials (6.3%)
368 1st Source Corporation 19,732
10,568 Allstate Corporation 1,687,287
52,907 Ally Financial, Inc. 2,098,821
2,051 Amalgamated Financial
Corporation 56,197
12,402 American Express Company 2,871,683
35,308 American International Group, Inc. 2,621,266
8,459 Ameriprise Financial, Inc. 3,613,600
469 Ameris Bancorp 23,614
6,945 Annaly Capital Management, Inc. 132,372
64 Apollo Global Management, Inc. 7,556
12,883 Arch Capital Group, Ltd.
a
1,299,766
4,868 Arthur J. Gallagher & Company 1,262,321
3,491 Artisan Partners Asset
Management, Inc. 144,074
1,193 Associated Banc-Corp 25,232
1,591 Assurant, Inc. 264,504
1,286 Assured Guaranty, Ltd. 99,215
444 Atlantic Union Bankshares
Corporation 14,585
492 Axis Capital Holdings, Ltd. 34,760
1,979 Axos Financial, Inc.
a
113,100
1,041 Bancorp, Inc.
a
39,308
106,199 Bank of America Corporation 4,223,534
81 Bank of Hawaii Corporation 4,634
2,333 Bank of Marin Bancorp 37,771
16,357 Bank of N.T. Butterfield & Son, Ltd. 574,458
54,082 Bank of New York Mellon
Corporation 3,238,971
9,256 Bank OZK 379,496
1,374 BankFinancial Corporation 14,138
210 BankUnited, Inc. 6,147
647 Banner Corporation 32,117
625 Bar Harbor Bankshares 16,800
442 BayCom Corporation 8,995
2,584 BCB Bancorp, Inc. 27,468
4,167 Berkshire Hathaway, Inc.
a
1,695,136
4,936 Berkshire Hills Bancorp, Inc. 112,541
649 BlackRock, Inc. 510,971
2,834 Block, Inc.
a
182,765
21,932 Blue Owl Capital, Inc. 389,293
131 BOK Financial Corporation 12,005
38,263 Bridgewater Bancshares, Inc.
a
444,233
2,120 Brighthouse Financial, Inc.
a
91,881
2,842 BrightSpire Capital, Inc. 16,199
16,902 Brookline Bancorp, Inc. 141,132
9,026 Brown & Brown, Inc. 807,015
2,698 Business First Bancshares, Inc. 58,708
2,403 Byline Bancorp, Inc. 57,047
2,246 Cadence Bank 63,517
304 Camden National Corporation 10,032
160 Capital City Bank Group, Inc. 4,550

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Financials (6.3%) - continued
11,286 Capital One Financial Corporation $ 1,562,547
6,273 Capitol Federal Financial, Inc. 34,439
35,385 Carlyle Group, Inc. 1,420,708
3,222 Cathay General Bancorp 121,534
4,823 Cboe Global Markets, Inc. 820,199
8,191 Central Pacific Financial
Corporation 173,649
40,614 Charles Schwab Corporation 2,992,846
13,739 Chubb, Ltd. 3,504,544
3,851 Cincinnati Financial Corporation 454,803
3,334 Citigroup, Inc. 211,576
1,555 Citizens Financial Group, Inc. 56,027
2,139 CNB Financial Corporation 43,657
3,612 CNO Financial Group, Inc. 100,125
781 Coinbase Global, Inc.
a
173,562
18,442 Columbia Banking System, Inc. 366,811
29,320 Comerica, Inc. 1,496,493
1,788 Commerce Bancshares, Inc. 99,735
155 Community Financial System, Inc. 7,318
3,693 Community Trust Bancorp, Inc. 161,236
237 Community West Bancshares 4,384
5,674 ConnectOne Bancorp, Inc. 107,182
843 Cullen/Frost Bankers, Inc. 85,674
2,988 Customers Bancorp, Inc.
a
143,364
280 CVB Financial Corporation 4,827
4,349 Dime Community Bancshares, Inc. 88,720
15,484 Discover Financial Services 2,025,462
5,917 Eagle Bancorp, Inc. 111,831
2,613 East West Bancorp, Inc. 191,350
4,556 Ellington Credit Company 31,664
606 Employers Holdings, Inc. 25,834
1,999 Enova International, Inc.
a
124,438
195 Enterprise Bancorp, Inc./MA 4,852
4,768 Enterprise Financial Services
Corporation 195,059
1,077 Equity Bancshares, Inc. 37,910
53,833 F.N.B. Corporation 736,435
5,658 FactSet Research Systems, Inc. 2,309,992
12,062 Federated Hermes, Inc. 396,599
3,533 Fidelity National Information
Services, Inc. 266,247
2,791 Fifth Third Bancorp 101,844
3,400 Financial Institutions, Inc. 65,688
1,014 First Bancorp/Puerto Rico 18,546
7,381 First Bancshares, Inc. 191,758
594 First Citizens BancShares, Inc./NC 1,000,064
3,811 First Commonwealth Financial
Corporation 52,630
747 First Financial Bancorp 16,598
880 First Financial Bankshares, Inc. 25,986
1,442 First Financial Corporation 53,181
6,514 First Foundation, Inc. 42,667
527 First Hawaiian, Inc. 10,941
8,754 First Horizon Corporation 138,051
1,200 First Internet Bancorp 32,424
3,609 First Interstate BancSystem, Inc. 100,222
1,177 First Merchants Corporation 39,182
1,962 First Mid-Illinois Bancshares, Inc. 64,511
4,307 First of Long Island Corporation 43,156
4,000 Fiserv, Inc.
a
596,160
3,861 Flushing Financial Corporation 50,772
995 Fulton Financial Corporation 16,895
36,849 Glacier Bancorp, Inc. 1,375,205
2,363 Global Payments, Inc. 228,502
2,008 Great Southern Bancorp, Inc. 111,665
Shares Common Stock (46.6%) Value
Financials (6.3%) - continued
1,952 Green Dot Corporation
a
$ 18,446
16,495 Hamilton Lane, Inc. 2,038,452
784 Hancock Whitney Corporation 37,499
14,493 Hanmi Financial Corporation 242,323
939 Hanover Insurance Group, Inc. 117,788
4,475 Hartford Financial Services Group,
Inc. 449,916
2,979 Heartland Financial USA, Inc. 132,417
6,622 Heritage Commerce Corporation 57,611
6,232 Heritage Financial Corporation 112,363
2,116 Home BancShares, Inc. 50,699
3,602 Hometrust Bancshares, Inc. 108,168
17,882 Hope Bancorp, Inc. 192,053
310 Horace Mann Educators
Corporation 10,112
5,507 Horizon Bancorp, Inc. 68,122
32,804 Houlihan Lokey, Inc. 4,423,947
5,336 Huntington Bancshares, Inc./OH 70,328
1,871 Independent Bank Corporation/MA 94,897
3,447 Independent Bank Corporation/MI 93,069
54,516 Intercontinental Exchange, Inc. 7,462,695
31,706 Invesco, Ltd. 474,322
42,610 J.P. Morgan Chase & Company 8,618,299
6,809 Jack Henry & Associates, Inc. 1,130,430
13,548 Janus Henderson Group plc 456,703
5,670 Jefferies Financial Group, Inc. 282,139
9,367 Kearny Financial Corporation/MD 57,607
90,096 KeyCorp 1,280,264
11,978 Kinsale Capital Group, Inc. 4,614,884
4,072 KKR & Company, Inc. 428,537
1,599 Lazard, Inc. 61,050
703 LendingTree, Inc.
a
29,238
3,285 LPL Financial Holdings, Inc. 917,500
668 M&T Bank Corporation 101,108
7,703 Marsh & McLennan Companies,
Inc. 1,623,176
3,622 Mastercard, Inc. 1,597,882
2,563 Mercantile Bank Corporation 103,981
26,457 MetLife, Inc. 1,857,017
1,023 Metropolitan Bank Holding
Corporation
a
43,058
9,586 MFA Financial, Inc. 101,995
47,819 MGIC Investment Corporation 1,030,499
516 Mid Penn Bancorp, Inc. 11,326
4,515 Midland States Bancorp, Inc. 102,265
6,286 MidWestOne Financial Group, Inc. 141,372
1,159 Moody's Corporation 487,858
4,444 Mr. Cooper Group, Inc.
a
360,986
4,282 MSCI, Inc. 2,062,853
213 MVB Financial Corporation 3,970
43,585 Nasdaq, Inc. 2,626,432
1,139 NCR Atleos Corporation
a
30,776
52 Nelnet, Inc. 5,245
1,427 New York Community Bancorp,
Inc.
b
4,595
16,507 NMI Holdings, Inc.
a
561,898
22,618 Northern Trust Corporation 1,899,460
3,708 Northfield Bancorp, Inc. 35,152
11,475 NU Holdings, Ltd./Cayman
Islands
a
147,913
16,681 OceanFirst Financial Corporation 265,061
3,400 OFG Bancorp 127,330
4,030 Old National Bancorp 69,276
2,879 Old Republic International
Corporation 88,961

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Financials (6.3%) - continued
4,828 Old Second Bancorp, Inc. $ 71,503
8,488 OneMain Holdings, Inc. 411,583
926 Orrstown Financial Services, Inc. 25,335
51,126 PayPal Holdings, Inc.
a
2,966,842
859 PCB Bancorp 13,985
687 PennyMac Financial Services, Inc. 64,990
2,157 Peoples Bancorp, Inc./OH 64,710
1,043 Pinnacle Financial Partners, Inc. 83,482
22 Piper Sandler Companies 5,064
293 PNC Financial Services Group,
Inc. 45,556
958 Popular, Inc. 84,716
4,927 Premier Financial Corporation 100,806
5,351 Principal Financial Group, Inc. 419,786
4,913 Progressive Corporation 1,020,479
11,907 Prosperity Bancshares, Inc. 727,994
5,863 Provident Financial Services, Inc. 84,134
2,120 Prudential Financial, Inc. 248,443
26,858 Radian Group, Inc. 835,284
35,439 Raymond James Financial, Inc. 4,380,615
3,328 Regions Financial Corporation 66,693
484 Reinsurance Group of America,
Inc. 99,351
18,540 Rithm Capital Corporation 202,271
17,310 RLI Corporation 2,435,344
2,899 Sandy Spring Bancorp, Inc. 70,620
10,789 SEI Investments Company 697,940
365 ServisFirst Bancshares, Inc. 23,064
2,400 Shore Bancshares, Inc. 27,480
1,357 Skyward Specialty Insurance
Group, Inc.
a
49,096
226 Southern First Bancshares, Inc.
a
6,608
242 Southern Missouri Bancorp, Inc. 10,892
850 Southside Bancshares, Inc. 23,469
1,011 SouthState Corporation 77,261
279 Stellar Bancorp, Inc. 6,406
4,473 StepStone Group, Inc. 205,266
473 Stifel Financial Corporation 39,803
1,928 Synovus Financial Corporation 77,486
260 Texas Capital Bancshares, Inc.
a
15,896
28,679 TPG, Inc. 1,188,745
23,174 Tradeweb Markets, Inc. 2,456,444
32,830 Triumph Financial, Inc.
a
2,683,853
2,051 TrustCo Bank Corporation NY 59,007
4,907 Two Harbors Investment
Corporation 64,821
944 U.S. Bancorp 37,477
1,483 UMB Financial Corporation 123,712
1,472 United Bankshares, Inc. 47,752
607 United Community Banks, Inc. 15,454
2,644 Univest Financial Corporation 60,363
815 Unum Group 41,655
44,080 Valley National Bancorp 307,678
3,404 Veritex Holdings, Inc. 71,790
12,503 Virtu Financial, Inc. 280,692
2,472 Visa, Inc. 648,826
3,760 Voya Financial, Inc. 267,524
3,060 WaFd, Inc. 87,455
526 Walker & Dunlop, Inc. 51,653
7,616 Webster Financial Corporation 331,981
92,629 Wells Fargo & Company 5,501,236
1,431 Westamerica Bancorporation 69,446
32,928 Western Alliance Bancorp 2,068,537
16,136 Western Union Company 197,182
685 Willis Towers Watson plc 179,566
Shares Common Stock (46.6%) Value
Financials (6.3%) - continued
838 Wintrust Financial Corporation $ 82,593
220 WSFS Financial Corporation 10,340
20,226 Zions Bancorp NA 877,202
Total 137,887,388
Health Care (5.8%)
15,883 Abbott Laboratories 1,650,403
1,738 AbbVie, Inc. 298,102
3,988 ACADIA Pharmaceuticals, Inc.
a
64,805
1,901 ACELYRIN, Inc.
a
8,383
17,203 Agilent Technologies, Inc. 2,230,025
1,254 Agios Pharmaceuticals, Inc.
a
54,072
5,832 Align Technology, Inc.
a
1,408,020
16,537 Amgen, Inc. 5,166,986
8,922 AMN Healthcare Services, Inc.
a
457,074
4,831 Amneal Pharmaceuticals, Inc.
a
30,677
1,165 Anika Therapeutics, Inc.
a
29,509
5,590 Arcellx, Inc.
a
308,512
2,965 Argenx SE ADR
a
1,275,069
310 Arvinas, Inc.
a
8,252
6,289 Ascendis Pharma AS ADR
a
857,694
31,979 AstraZeneca plc ADR 2,494,042
104,222 Avantor, Inc.
a
2,209,506
4,772 Biogen, Inc.
a
1,106,245
26,387 Bio-Techne Corporation 1,890,629
6,961 Boston Scientific Corporation
a
536,067
3,278 Bruker Corporation 209,169
4,144 CareDx, Inc.
a
64,356
5,446 Caribou Biosciences, Inc.
a
8,931
1,185 Castle Biosciences, Inc.
a
25,797
4,539 Cencora, Inc. 1,022,637
1,838 Centene Corporation
a
121,859
4,017 Charles River Laboratories
International, Inc.
a
829,832
4,839 Chemed Corporation 2,625,545
6,143 Cigna Group 2,030,691
2,778 Cooper Companies, Inc. 242,519
695 CRISPR Therapeutics AG
a,b
37,537
19,007 Danaher Corporation 4,748,899
2,677 Definitive Healthcare Corporation
a
14,616
6,650 Denali Therapeutics, Inc.
a
154,413
19,648 Dentsply Sirona, Inc. 489,432
14,522 Dexcom, Inc.
a
1,646,504
4,366 Editas Medicine, Inc.
a
20,389
16,106 Edwards Lifesciences Corporation
a
1,487,711
32,811 Elanco Animal Health, Inc.
a
473,463
7,015 Elevance Health, Inc. 3,801,148
9,619 Eli Lilly & Company 8,708,850
423 Enanta Pharmaceuticals, Inc.
a
5,486
17,181 Encompass Health Corporation 1,473,958
42,511 Enovis Corporation
a
1,921,497
5,179 Erasca, Inc.
a
12,222
415 Exelixis, Inc.
a
9,325
5,119 Fate Therapeutics, Inc.
a
16,790
59,693 Gilead Sciences, Inc. 4,095,537
27,598 Globus Medical, Inc.
a
1,890,187
6,975 GoodRx Holdings, Inc.
a
54,405
227 GRAIL, Inc.
a
3,489
2,304 Guardant Health, Inc.
a
66,540
20,049 Haemonetics Corporation
a
1,658,654
23,656 Halozyme Therapeutics, Inc.
a
1,238,628
13,628 HealthEquity, Inc.
a
1,174,734
2,384 Humana, Inc. 890,782
4,699 ICON plc
a
1,472,996
3,003 IDEXX Laboratories, Inc.
a
1,463,062

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Health Care (5.8%) - continued
1,364 Illumina, Inc.
a
$ 142,374
16,343 Immunocore Holdings plc ADR
a
553,864
6,083 Inspire Medical Systems, Inc.
a
814,088
1,544 Intellia Therapeutics, Inc.
a
34,555
10,776 Intuitive Surgical, Inc.
a
4,793,704
841 IQVIA Holding, Inc.
a
177,821
36,328 Johnson & Johnson 5,309,700
533 Kymera Therapeutics, Inc.
a
15,910
21,723 Labcorp Holdings, Inc. 4,420,848
7,665 Legend Biotech Corporation ADR
a
339,483
59 Ligand Pharmaceuticals, Inc.
a
4,971
857 LivaNova plc
a
46,981
10,816 Masimo Corporation
a
1,362,167
28 Medpace Holdings, Inc.
a
11,532
45,198 Medtronic plc 3,557,535
39,683 Merck & Company, Inc. 4,912,755
7,544 Molina Healthcare, Inc.
a
2,242,831
1,931 Myriad Genetics, Inc.
a
47,232
9,546 Natera, Inc.
a
1,033,736
1,133 Neurocrine Biosciences, Inc.
a
155,980
21,777 Novo Nordisk AS ADR 3,108,449
1,858 Novocure, Ltd.
a
31,828
5,705 Nuvation Bio, Inc.
a
16,659
100,826 Option Care Health, Inc.
a
2,792,880
73,452 Paragon 28, Inc.
a
502,412
902 Prestige Consumer Healthcare,
Inc.
a
62,103
3,161 Prime Medicine, Inc.
a,b
16,248
14,406 Progyny, Inc.
a
412,156
2,420 Prothena Corporation plc
a
49,949
692 QIAGEN NV 28,434
2,748 RAPT Therapeutics, Inc.
a
8,381
3,161 Recursion Pharmaceuticals, Inc.
a,b
23,707
6,109 Relay Therapeutics, Inc.
a
39,831
21,812 Repligen Corporation
a
2,749,621
3,829 Rocket Pharmaceuticals, Inc.
a
82,438
9,730 Royalty Pharma plc 256,580
1,820 Sage Therapeutics, Inc.
a
19,765
1,513 Sagimet Biosciences, Inc.
a,b
5,174
8,909 Sarepta Therapeutics, Inc.
a
1,407,622
75,331 scPharmaceuticals, Inc.
a
327,690
44,774 Stevanato Group SPA 821,155
3,251 Stryker Corporation 1,106,153
797 Teleflex, Inc. 167,633
1,151 Tenet Healthcare Corporation
a
153,118
4,961 Thermo Fisher Scientific, Inc. 2,743,433
1,479 UnitedHealth Group, Inc. 753,196
9,448 Veeva Systems, Inc.
a
1,729,078
29,781 Vericel Corporation
a
1,366,352
3,483 Vertex Pharmaceuticals, Inc.
a
1,632,552
47,779 Viemed Healthcare, Inc.
a
312,952
809 West Pharmaceutical Services,
Inc. 266,477
2,193 Xenon Pharmaceuticals, Inc.
a
85,505
1,407 Zentalis Pharmaceuticals, Inc.
a
5,755
20,647 Zimmer Biomet Holdings, Inc. 2,240,819
29,280 Zoetis, Inc. 5,075,981
Total 128,676,815
Industrials (6.0%)
3,901 A.O. Smith Corporation 319,024
10,350 AAR Corporation
a
752,445
2,507 ABM Industries, Inc. 126,779
281 Acuity Brands, Inc. 67,845
20,361 Advanced Drainage Systems, Inc. 3,265,701
Shares Common Stock (46.6%) Value
Industrials (6.0%) - continued
17,419 AECOM $ 1,535,311
26,799 Air Lease Corporation 1,273,756
4,537 Alight, Inc.
a
33,483
1,766 Allison Transmission Holdings, Inc. 134,039
11,504 AMETEK, Inc. 1,917,832
247 Applied Industrial Technologies,
Inc. 47,918
1,276 Arcosa, Inc. 106,431
4,921 Armstrong World Industries, Inc. 557,254
10,220 Atmus Filtration Technologies, Inc.
a
294,132
5,640 Automatic Data Processing, Inc. 1,346,212
1,914 Axon Enterprise, Inc.
a
563,175
16,820 AZEK Company, Inc.
a
708,627
1,785 AZZ, Inc. 137,891
83,044 Badger Infrastructure Solutions,
Ltd. 2,500,334
11,689 Beacon Roofing Supply, Inc.
a
1,057,854
5,777 Brady Corporation 381,398
18,681 BWX Technologies, Inc. 1,774,695
3,548 Carlisle Companies, Inc. 1,437,685
13,462 Casella Waste Systems, Inc.
a
1,335,700
12,631 Caterpillar, Inc. 4,207,386
19,331 CECO Environmental Corporation
a
557,699
4,542 Clean Harbors, Inc.
a
1,027,173
144,602 CNH Industrial NV 1,464,818
1,033 CSW Industrials, Inc. 274,065
110,788 CSX Corporation 3,705,859
1,972 Cummins, Inc. 546,106
329 Curtiss-Wright Corporation 89,152
41,997 Delta Air Lines, Inc. 1,992,338
2,224 DNOW, Inc.
a
30,536
4,406 Donaldson Company, Inc. 315,293
30 Dover Corporation 5,413
4,736 EMCOR Group, Inc. 1,729,019
93 ESCO Technologies, Inc. 9,769
119,141 ExlService Holdings, Inc.
a
3,736,262
5,435 Expeditors International of
Washington, Inc. 678,234
109,117 Fastenal Company 6,856,912
9,985 Ferguson plc 1,933,595
74,273 Flowserve Corporation 3,572,531
41,302 Fluor Corporation
a
1,798,702
3,539 Gates Industrial Corporation plc
a
55,952
8,154 General Dynamics Corporation 2,365,802
858 Gibraltar Industries, Inc.
a
58,816
6,466 Graco, Inc. 512,624
645 Griffon Corporation 41,190
37,138 Helios Technologies, Inc. 1,773,340
708 Herc Holdings, Inc. 94,369
11,577 Honeywell International, Inc. 2,472,153
72,228 Howmet Aerospace, Inc. 5,607,060
555 Huntington Ingalls Industries, Inc. 136,713
7,623 IDEX Corporation 1,533,748
18,329 Ingersoll Rand, Inc. 1,665,006
1,760 Interface, Inc. 25,837
2,037 ITT Corporation 263,140
9,896 Jacobs Solutions, Inc. 1,382,570
162,021 Janus International Group, Inc.
a
2,046,325
9,486 JB Hunt Transport Services, Inc. 1,517,760
318 Johnson Controls International plc 21,137
2,352 Kirby Corporation
a
281,605
17,830 Knight-Swift Transportation
Holdings, Inc. 890,074
18,908 Korn Ferry 1,269,483

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Industrials (6.0%) - continued
3,514 Kratos Defense & Security
Solutions, Inc.
a
$ 70,315
9,426 L3Harris Technologies, Inc. 2,116,891
5,024 Leidos Holdings, Inc. 732,901
3,224 Lincoln Electric Holdings, Inc. 608,175
6,144 Lyft, Inc.
a
86,630
5,669 Masco Corporation 377,952
75,882 Masterbrand, Inc.
a
1,113,948
914 Matson, Inc. 119,707
10,863 Maximus, Inc. 930,959
11,544 Miller Industries, Inc. 635,151
4,332 Moog, Inc. 724,744
4,404 Mueller Water Products, Inc. 78,920
6,849 Northrop Grumman Corporation 2,985,822
21,949 nVent Electric plc 1,681,513
10,768 Old Dominion Freight Line, Inc. 1,901,629
4,607 Oshkosh Corporation 498,477
1,698 Otis Worldwide Corporation 163,449
10,466 Owens Corning, Inc. 1,818,154
6,951 PACCAR, Inc. 715,536
1,948 Parker-Hannifin Corporation 985,318
14,938 Pentair plc 1,145,296
3,587 Quanta Services, Inc. 911,421
8,861 Regal Rexnord Corporation 1,198,184
879 Republic Services, Inc. 170,825
1,807 Resideo Technologies, Inc.
a
35,345
234 REV Group, Inc. 5,824
13,973 Robert Half, Inc. 893,993
6,401 Rockwell Automation, Inc. 1,762,067
1,295 Rush Enterprises, Inc. 54,222
4,522 Saia, Inc.
a
2,144,739
48,950 Schneider National, Inc. 1,182,632
5,677 Sensata Technologies Holding plc 212,263
8,812 Simpson Manufacturing Company,
Inc. 1,485,086
7,620 SiteOne Landscape Supply, Inc.
a
925,144
3,277 SkyWest, Inc.
a
268,943
1,976 SS&C Technologies Holdings, Inc. 123,836
276 Standex International Corporation 44,477
9,399 Tennant Company 925,238
2,186 Terex Corporation 119,880
271 Thermon Group Holdings, Inc.
a
8,336
29,750 Timken Company 2,383,868
7,639 Trane Technologies plc 2,512,696
533 TransDigm Group, Inc. 680,966
17,292 TransUnion 1,282,375
71,825 Uber Technologies, Inc.
a
5,220,241
53 UniFirst Corporation/MA 9,091
759 Union Pacific Corporation 171,731
37,962 United Parcel Service, Inc. 5,195,100
2,570 United Rentals, Inc. 1,662,096
3,348 Upwork, Inc.
a
35,991
3,481 Verra Mobility Corporation
a
94,683
786 Vertiv Holdings Company 68,044
184 Viad Corporation
a
6,256
873 Wabtec Corporation 137,978
2,789 Watsco, Inc. 1,291,976
Total 132,938,121
Information Technology (12.5%)
2,302 Adobe, Inc.
a
1,278,853
43,656 Advanced Micro Devices, Inc.
a
7,081,440
12,290 Agilysys, Inc.
a
1,279,881
1,595 Ambarella, Inc.
a
86,050
54,346 Amphenol Corporation 3,661,290
Shares Common Stock (46.6%) Value
Information Technology (12.5%) - continued
154,471 Apple, Inc. $ 32,534,682
23,991 Applied Materials, Inc. 5,661,636
8,039 AppLovin Corporation
a
669,006
5,949 Arista Networks, Inc.
a
2,085,006
18,939 ASGN, Inc.
a
1,669,852
4,877 Autodesk, Inc.
a
1,206,814
2,955 Broadcom, Inc. 4,744,341
7,189 CCC Intelligent Solutions Holdings,
Inc.
a
79,870
17,433 CDW Corporation 3,902,203
23,713 Ciena Corporation
a
1,142,492
80,550 Cisco Systems, Inc. 3,826,930
3,292 Clearwater Analytics Holdings,
Inc.
a
60,968
1,892 Coherent Corporation
a
137,094
17,833 Cohu, Inc.
a
590,272
1,854 CommScope Holding Company,
Inc.
a
2,280
2,530 CommVault Systems, Inc.
a
307,572
455 Consensus Cloud Solutions, Inc.
a
7,817
9,617 Crane NXT Company 590,676
4,212 Credo Technology Group Holding,
Ltd.
a
134,531
7,713 CyberArk Software, Ltd.
a
2,108,888
7,390 Datadog, Inc.
a
958,409
16,861 Descartes Systems Group, Inc.
a
1,632,819
15,757 DocuSign, Inc.
a
842,999
217 Dolby Laboratories, Inc. 17,193
18,221 Dynatrace Holdings, LLC
a
815,208
740 Elastic NV
a
84,293
9,353 Enphase Energy, Inc.
a
932,588
1,798 F5, Inc.
a
309,670
12,007 Fabrinet
a
2,939,194
24,134 Flex, Ltd.
a
711,712
4,149 FormFactor, Inc.
a
251,139
47,183 Fortinet, Inc.
a
2,843,719
2,779 Gartner, Inc.
a
1,247,938
17,637 Gilat Satellite Networks, Ltd.
a
78,837
21,137 Gitlab, Inc.
a
1,050,932
7,135 Globant SA
a
1,271,885
8,008 GoDaddy, Inc.
a
1,118,798
36,450 Guidewire Software, Inc.
a
5,026,090
2,414 Hewlett Packard Enterprise
Company 51,104
2,635 HubSpot, Inc.
a
1,554,097
2,114 Insight Enterprises, Inc.
a
419,333
37,267 International Business Machines
Corporation 6,445,327
781 IPG Photonics Corporation
a
65,909
1,259 Itron, Inc.
a
124,591
74,265 JFrog, Ltd.
a
2,788,651
2,865 Keysight Technologies, Inc.
a
391,789
1,383 KLA Corporation 1,140,297
2,404 Kyndryl Holdings, Inc.
a
63,249
1,986 Lam Research Corporation 2,114,792
44,023 Lattice Semiconductor
Corporation
a
2,552,894
8,318 Littelfuse, Inc. 2,125,998
23,560 Marvell Technology, Inc. 1,646,844
161 Microchip Technology, Inc. 14,731
100,590 Microsoft Corporation 44,958,700
2,098 MKS Instruments, Inc. 273,957
8,056 MongoDB, Inc.
a
2,013,678
2,688 Monolithic Power Systems, Inc. 2,208,676
1,239 Motorola Solutions, Inc. 478,316

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Information Technology (12.5%) - continued
6,229 NetApp, Inc. $ 802,295
7,887 Nova, Ltd.
a
1,849,738
347,260 NVIDIA Corporation 42,900,500
1,794 Okta, Inc.
a
167,936
7,202 ON Semiconductor Corporation
a
493,697
11,313 Onto Innovation, Inc.
a
2,483,882
150 OSI Systems, Inc.
a
20,628
4,197 Palo Alto Networks, Inc.
a
1,422,825
24,524 PDF Solutions, Inc.
a
892,183
9,361 Plexus Corporation
a
965,868
361 Procore Technologies, Inc.
a
23,938
9,709 PTC, Inc.
a
1,763,834
4,739 Q2 Holdings, Inc.
a
285,904
2,487 Qorvo, Inc.
a
288,591
54,572 QUALCOMM, Inc. 10,869,651
25,825 Salesforce, Inc. 6,639,607
63,432 Samsung Electronics Company,
Ltd. 3,733,215
10,679 ServiceNow, Inc.
a
8,400,849
8,116 Silicon Laboratories, Inc.
a
897,873
5,295 SolarWinds Corporation 63,805
2,677 Synopsys, Inc.
a
1,592,976
16,975 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,950,425
2,970 TD SYNNEX Corporation 342,738
2,585 TE Connectivity, Ltd. 388,862
365 Teledyne Technologies, Inc.
a
141,613
1,513 Tenable Holdings, Inc.
a
65,937
54,676 Trimble, Inc.
a
3,057,482
141,127 TTM Technologies, Inc.
a
2,742,098
8,805 Tyler Technologies, Inc.
a
4,426,978
5,531 Unisys Corporation
a
22,843
1,615 Unity Software, Inc.
a
26,260
1,794 Universal Display Corporation 377,188
62,172 Varonis Systems, Inc.
a
2,982,391
4,015 VeriSign, Inc.
a
713,867
1,423 Viavi Solutions, Inc.
a
9,776
7,691 Vontier Corporation 293,796
20,627 Workiva, Inc.
a
1,505,565
1,325 Xerox Holdings Corporation 15,396
2,415 Zeta Global Holdings Corporation
a
42,625
Total 275,082,435
Materials (1.4%)
4,626 Albemarle Corporation
b
441,875
14,544 Alcoa Corporation 578,560
560 AptarGroup, Inc. 78,854
264 Avery Dennison Corporation 57,724
3,625 Avient Corporation 158,231
10,003 Axalta Coating Systems, Ltd.
a
341,802
12,411 Ball Corporation 744,908
601 Berry Plastics Group, Inc. 35,369
599 Celanese Corporation 80,799
24,820 CF Industries Holdings, Inc. 1,839,658
13,107 Chemours Company 295,825
19,985 Corteva, Inc. 1,077,991
2,665 Eagle Materials, Inc. 579,531
24,016 Eastman Chemical Company 2,352,847
3,903 Ecolab, Inc. 928,914
7,725 Greif, Inc. 443,956
1,336 Huntsman Corporation 30,421
18,198 Ingevity Corporation
a
795,435
2,356 Innospec, Inc. 291,178
52,416 Ivanhoe Mines, Ltd.
a
676,249
Shares Common Stock (46.6%) Value
Materials (1.4%) - continued
1,893 Kaiser Aluminum Corporation $ 166,395
2,956 Knife River Corporation
a
207,334
818 Koppers Holdings, Inc. 30,258
5,662 Linde plc 2,484,542
7,173 Louisiana-Pacific Corporation 590,553
368 LyondellBasell Industries NV 35,203
2,754 Martin Marietta Materials, Inc. 1,492,117
926 Minerals Technologies, Inc. 77,006
9,936 Mosaic Company 287,150
29,096 Nucor Corporation 4,599,496
3,710 O-I Glass, Inc.
a
41,292
2,074 Orion SA 45,504
27 Packaging Corporation of America 4,929
996 PPG Industries, Inc. 125,386
134 Quaker Chemical Corporation 22,740
2,123 Radius Recycling, Inc. 32,418
83,644 Ranpak Holdings Corporation
a
537,831
8,851 RPM International, Inc. 953,076
1,658 Sealed Air Corporation 57,682
13,268 Steel Dynamics, Inc. 1,718,206
24,878 Summit Materials, Inc.
a
910,784
2,588 SunCoke Energy, Inc. 25,362
8,306 Trinseo plc 19,187
80,519 Tronox Holdings plc 1,263,343
2,271 United States Lime & Minerals, Inc. 827,053
6,046 United States Steel Corporation 228,539
1,985 Vulcan Materials Company 493,630
8,353 West Fraser Timber Company, Ltd. 642,095
Total 29,749,238
Real Estate (1.5%)
10,020 Acadia Realty Trust 179,558
34,805 Agree Realty Corporation 2,155,822
7,023 Alexandria Real Estate Equities,
Inc. 821,480
5,380 American Healthcare REIT, Inc. 78,602
10,466 AvalonBay Communities, Inc. 2,165,311
2,123 Brixmor Property Group, Inc. 49,020
23,643 CBRE Group, Inc.
a
2,106,828
23,609 Compass, Inc.
a
84,992
16,591 CoStar Group, Inc.
a
1,230,057
19,058 Crown Castle, Inc. 1,861,967
111,566 Cushman and Wakefield plc
a
1,160,286
1,326 DiamondRock Hospitality
Company 11,205
3,939 DigitalBridge Group, Inc. 53,964
13,148 Douglas Elliman, Inc.
a,b
15,252
7,810 EastGroup Properties, Inc. 1,328,481
11,942 EPR Properties 501,325
3,674 Equinix, Inc. 2,779,748
34,219 Equity Commonwealth
a
663,849
84,825 Essential Properties Realty Trust,
Inc. 2,350,501
883 Essex Property Trust, Inc. 240,353
3,184 Extra Space Storage, Inc. 494,825
3,346 First Industrial Realty Trust, Inc. 158,968
11,296 Four Corners Property Trust, Inc. 278,672
6,161 Getty Realty Corporation 164,252
93,118 Healthcare Realty Trust, Inc. 1,534,585
12,853 Healthpeak Properties, Inc. 251,919
1,344 Howard Hughes Holdings, Inc.
a
87,118
2,685 Independence Realty Trust, Inc. 50,317
4,804 Industrial Logistics Properties Trust 17,679
8,725 Invitation Homes, Inc. 313,140
24,237 LXP Industrial Trust 221,041

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.6%) Value
Real Estate (1.5%) - continued
14,799 Medical Properties Trust, Inc. $ 63,784
53,337 National Storage Affiliates Trust 2,198,551
12,225 NetSTREIT Corporation 196,822
1,600 NNN REIT, Inc. 68,160
8,149 Pebblebrook Hotel Trust 112,049
26,610 Phillips Edison and Company, Inc. 870,413
1,971 Plymouth Industrial REIT, Inc. 42,140
1,042 RE/MAX Holdings, Inc. 8,440
4,939 Retail Opportunity Investments
Corporation 61,392
756 RMR Group, Inc. 17,086
9,584 SBA Communications Corporation 1,881,339
29,819 STAG Industrial, Inc. 1,075,273
2,026 Sun Communities, Inc. 243,809
8,806 Tanger, Inc. 238,731
37,956 Terreno Realty Corporation 2,246,236
16,316 UDR, Inc. 671,403
5,025 Zillow Group, Inc., Class A
a
226,326
Total 33,633,071
Utilities (1.0%)
16,288 Alliant Energy Corporation 829,059
7,360 American Water Works Company,
Inc. 950,618
28,196 CenterPoint Energy, Inc. 873,512
16,179 Clearway Energy, Inc., Class A 366,616
13,084 Clearway Energy, Inc., Class C 323,044
13,278 Constellation Energy Corporation 2,659,185
22,406 Duke Energy Corporation 2,245,753
19,198 Entergy Corporation 2,054,186
45,669 Evergy, Inc. 2,419,087
6,462 Eversource Energy 366,460
31,023 NiSource, Inc. 893,773
4,926 Northwestern Energy Group, Inc. 246,694
13,329 PNM Resources, Inc. 492,640
31,054 Portland General Electric
Company 1,342,775
27,702 Public Service Enterprise Group,
Inc. 2,041,637
6,762 Spire, Inc. 410,656
43,295 UGI Corporation 991,455
13,398 Vistra Energy Corporation 1,151,960
42,150 Xcel Energy, Inc. 2,251,232
Total 22,910,342
Total Common Stock
(cost $725,843,377) 1,025,257,003
Shares
Registered Investment
Companies ( 35.6% ) Value
U.S. Affiliated  (35.0%)
5,077,277 Thrivent Core Emerging Markets
Equity Fund 48,234,134
5,190,591 Thrivent Core International Equity
Fund 55,227,890
137,077 Thrivent Core Low Volatility Equity
Fund 1,531,153
5,670,022 Thrivent Core Mid Cap Value Fund 61,633,140
2,234,965 Thrivent Core Small Cap Value
Fund 23,780,029
6,085,320 Thrivent Global Stock Portfolio 87,191,681
15,969,422 Thrivent International Allocation
Portfolio 154,042,643
Shares
Registered Investment
Companies (35.6%) Value
U.S. Affiliated  (35.0%)- continued
919,125 Thrivent International Index
Portfolio $ 12,534,564
5,035,734 Thrivent Large Cap Value Portfolio 113,454,591
6,491,214 Thrivent Mid Cap Stock Portfolio 131,140,690
4,394,140 Thrivent Small Cap Stock Portfolio 81,248,524
Total 770,019,039
U.S. Unaffiliated  (0.6%)
3,143 Invesco QQQ Trust Series 1 1,505,843
16,700 SPDR S&P 500 ETF Trust 9,088,474
26,609 SPDR S&P Biotech ETF 2,466,920
1,896 SPDR S&P Oil & Gas Exploration
ETF 275,811
Total 13,337,048
Total Registered Investment
Companies (cost $676,999,475) 783,356,087
Principal
Amount Long-Term Fixed Income ( 4.5% ) Value
Commercial Mortgage-Backed Securities
(<0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 275,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
278,481
175,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
159,758
Total 438,239
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
493,413 2.000%,  5/1/2051 390,886
980,794 2.500%,  5/1/2051 808,223
467,453 3.500%,  5/1/2052 416,608
453,122 4.000%,  5/1/2052 418,786
142,704 5.000%,  7/1/2053 138,741
1,005,271 5.500%,  7/1/2053 997,097
822,425 5.000%,  8/1/2053 803,181
1,792,548 5.500%,  9/1/2053 1,782,210
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
197,842 2.500%,  7/1/2030 186,028
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
587,558 3.000%,  8/1/2038 543,992
526,868 3.500%,  5/1/2040 488,339
485,890 2.500%,  4/1/2042 419,452
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
985,326 3.000%,  1/1/2052 845,164
154,062 2.000%,  2/1/2051 122,065
99,327 2.000%,  2/1/2051 78,698
718,868 2.500%,  2/1/2051 595,476
520,928 2.500%,  2/1/2051 426,835
1,295,726 2.000%,  3/1/2051 1,017,796

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (4.5%) Value
Mortgage-Backed Securities (2.5%) - continued
$ 1,658,139 4.000%,  3/1/2051 $ 1,542,171
279,091 2.000%,  3/1/2052 221,426
1,020,098 3.000%,  3/1/2052 870,660
614,962 3.000%,  4/1/2051 526,105
630,630 3.000%,  5/1/2050 544,124
204,742 2.000%,  5/1/2051 161,429
477,129 3.000%,  5/1/2051 413,669
1,264,736 2.000%,  6/1/2050 999,921
394,872 3.000%,  6/1/2050 344,818
404,508 4.000%,  6/1/2052 370,771
121,272 5.000%,  6/1/2053 118,183
766,175 2.500%,  7/1/2051 635,261
331,625 3.500%,  7/1/2051 297,279
1,152,102 4.000%,  7/1/2052 1,056,078
342,979 3.500%,  8/1/2050 308,216
458,568 3.500%,  8/1/2052 406,166
3,371,461 4.500%,  8/1/2052 3,191,272
1,092,305 5.000%,  8/1/2053 1,064,478
140,969 3.500%,  9/1/2052 125,861
170,705 3.500%,  9/1/2052 152,410
894,775 5.000%,  9/1/2052 866,643
889,719 4.500%,  9/1/2053 845,138
2,531,338 4.500%,  9/1/2053 2,391,389
743,026 4.000%,  10/1/2052 683,777
198,984 2.000%,  11/1/2051 157,099
167,222 3.500%,  11/1/2052 149,351
822,876 2.000%,  12/1/2050 650,245
838,291 2.500%,  12/1/2051 692,600
404,567 4.500%,  12/1/2052 384,585
3,875,000 5.000%,  7/1/2041
e
3,744,824
5,000,000 6.000%,  7/1/2041
e
5,013,867
8,750,000 5.500%,  7/1/2042
e
8,629,346
2,890,000 4.500%,  7/1/2048
e
2,724,389
3,700,000 3.000%,  7/1/2049
e
3,147,024
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
526,859 2.500%,  3/1/2062 414,119
177,751 3.500%,  7/1/2061 154,698
374,540 4.000%,  12/1/2061 338,555
Total 54,817,524
U.S. Government & Agencies (2.0%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,029,300
2,950,000 4.000%,  11/15/2052 2,687,496
170,000 5.250%,  11/15/2028 175,884
3,030,000 1.375%,  11/15/2040 1,911,859
120,000 3.000%,  5/15/2042 96,328
2,413,000 2.500%,  5/15/2046 1,695,698
U.S. Treasury Notes
2,040,000 2.125%,  11/30/2024 2,013,803
1,300,000 5.000%,  9/30/2025 1,299,441
640,000 2.625%,  1/31/2026 618,125
3,330,000 2.500%,  2/28/2026 3,205,905
5,800,000 4.625%,  2/28/2026 5,779,156
2,600,000 4.500%,  3/31/2026 2,586,391
920,000 2.250%,  11/15/2027 855,816
300,000 0.750%,  1/31/2028 263,414
900,000 3.500%,  1/31/2028 871,629
1,700,000 3.625%,  3/31/2028 1,652,188
5,000,000 2.875%,  5/15/2028 4,723,633
5,200,000 4.375%,  8/31/2028 5,193,906
Principal
Amount Long-Term Fixed Income (4.5%) Value
U.S. Government & Agencies (2.0%) -
continued
$ 2,600,000 4.125%,  3/31/2029 $ 2,573,492
125,000 0.875%,  11/15/2030 101,108
90,000 1.375%,  11/15/2031 73,209
2,500,000 2.875%,  5/15/2032 2,252,441
2,500,000 3.375%,  5/15/2033 2,316,895
Total 43,977,117
Total Long-Term Fixed Income
(cost $103,644,914) 99,232,880
Shares Private Equity Funds ( 0.8% ) Value
Secondary (0.8%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,f
862,421
1 ASF IX, LP
*,a,f
2,045,841
1 ASF VIII Sidecar (Cayman), LP
*,a,f
90,092
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,f
648,461
1 LCP X (Offshore), LP
*,a,f
12,627,003
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,f
556,888
Total 16,830,706
Total Private Equity Funds
(cost $11,776,985) 16,830,706
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
776,355 Thrivent Cash Management Trust 776,355
Total Collateral Held for
Securities Loaned
(cost $776,355) 776,355
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
10,400,000 5.238%, 7/10/2024
g,h
10,381,818
800,000 5.250%, 7/17/2024
g,h
797,786
200,000 5.255%, 7/19/2024
g,h
199,388
100,000 5.260%, 7/24/2024
g,h
99,621
100,000 5.260%, 7/31/2024
g,h
99,519
400,000 5.250%, 8/7/2024
g,h
397,673
2,800,000 5.245%, 8/16/2024
g,h
2,780,049
2,300,000 5.248%, 8/21/2024
g,h
2,281,939
3,900,000 5.240%, 9/18/2024
g,h
3,853,807
Thrivent Core Short-Term Reserve
Fund
27,647,682 5.580% 276,476,825
U.S. Treasury Bills
300,000 5.243%, 7/11/2024
g
299,562
Total Short-Term Investments
(cost $297,588,923) 297,667,987
Total Investments (cost
$1,816,630,029) 101.1% $2,223,121,018
Other Assets and Liabilities, Net
(1.1%) (24,068,887)
Total Net Assets 100.0% $2,199,052,131

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of June 28, 2024 was
$16,830,706 or 0.77% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/27/2024 $ –
ASF IX, LP  3/18/2024 1,286,237
ASF VIII Sidecar (Cayman), LP  6/27/2024 –
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 320,000
LCP X (Offshore), LP  10/25/2023 10,170,748
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/27/2024 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 754,016
Total lending $754,016
Gross amount payable upon return of
collateral for securities loaned $776,355
Net amounts due to counterparty $22,339
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 428,266,004
Gross unrealized depreciation (31,997,769)
Net unrealized appreciation (depreciation) $ 396,268,235
Cost for federal income tax purposes $ 1,827,600,771

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 74,849,279 74,849,279 – –
Consumer Discretionary 110,090,295 110,090,295 – –
Consumer Staples 40,920,602 40,920,602 – –
Energy 38,519,417 38,519,417 – –
Financials 137,887,388 137,887,388 – –
Health Care 128,676,815 128,676,815 – –
Industrials 132,938,121 130,437,787 2,500,334 –
Information Technology 275,082,435 271,349,220 3,733,215 –
Materials 29,749,238 29,072,989 676,249 –
Real Estate 33,633,071 33,633,071 – –
Utilities 22,910,342 22,910,342 – –
Registered Investment Companies
U.S. Affiliated 579,612,693 579,612,693 – –
U.S. Unaffiliated 13,337,048 13,337,048 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 438,239 – 438,239 –
Mortgage-Backed Securities 54,817,524 – 54,817,524 –
U.S. Government & Agencies 43,977,117 – 43,977,117 –
Private Equity Funds
Secondary 16,830,706 – – 16,830,706
Short-Term Investments 21,191,162 – 21,191,162 –
Subtotal Investments in Securities $1,755,461,492 $1,611,296,946 $127,333,840 $16,830,706
Other Investments  * Total
Affiliated Short-Term Investments 276,476,825
U.S. Affiliated Registered Investment Cos. 190,406,346
Collateral Held for Securities Loaned 776,355
Subtotal Other Investments $467,659,526
Total Investments at Value $2,223,121,018
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,895,971 1,895,971 – –
Total Asset Derivatives $1,895,971 $1,895,971 $– $–
Liability Derivatives
Futures Contracts 1,147,983 895,407 252,576 –
Total Liability Derivatives $1,147,983 $895,407 $252,576 $–

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$20,891,600 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 September 2024 $ 1,635,276 $ 14,490
CBOT 2-Yr. U.S. Treasury Note 34 September 2024 6,922,808 20,630
CBOT 5-Yr. U.S. Treasury Note 5 September 2024 529,232 3,659
CME E-mini Russell 2000 Index 10 September 2024 1,014,942 17,558
CME E-mini S&P 500 Index 1,742 September 2024 479,310,879 1,611,771
CME E-mini S&P Mid-Cap 400 Index 4 September 2024 1,171,574 11,666
CME Ultra Long Term U.S. Treasury Bond 2 September 2024 247,926 2,761
ICE mini MSCI EAFE Index 154 September 2024 17,898,165 144,475
Total Futures Long Contracts $ 508,730,802 $ 1,827,010
CME E-mini Russell 2000 Index (483) September 2024 ( $ 49,755,290) ( $ 114,460)
CME E-mini S&P Mid-Cap 400 Index (614) September 2024 (181,047,730) (579,610)
CME Euro Foreign Exchange Currency (161) September 2024 (21,707,361) 68,961
Eurex Euro STOXX 50 Index (399) September 2024 (20,852,228) (252,576)
ICE US mini MSCI Emerging Markets Index (467) September 2024 (25,209,245) (200,225)
Ultra 10-Yr. U.S. Treasury Note (1) September 2024 (112,419) (1,112)
Total Futures Short Contracts ( $ 298,684,273) ($1,079,022)
Total Futures Contracts $ 210,046,529 $747,988
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 68,961
Total Foreign Exchange Contracts 68,961
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,785,470
Total Equity Contracts 1,785,470
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 41,540
Total Interest Rate Contracts 41,540
Total Asset Derivatives $1,895,971
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,146,871
Total Equity Contracts 1,146,871
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,112
Total Interest Rate Contracts 1,112
Total Liability Derivatives $1,147,983
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 45,393,688
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements (3,738)
Total Equity Contracts
45,389,950
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 220,894
Total Foreign Exchange Contracts 220,894
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (11,296)
Total Interest Rate Contracts
(11,296)
Total $45,599,548
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 553,680
Total Foreign Exchange Contracts 553,680
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (335,565)
Total Equity Contracts (335,565)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (288,567)
Total Interest Rate Contracts (288,567)
Total ($70,452)
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $484,268,081
Futures - Short (278,604,519)
Total Rate of Return Swaps - Short (993)
Interest Rate Contracts
Futures - Long 9,809,832
Futures - Short (68,268)
Foreign Exchange Contracts
Futures - Short (20,812,476)

Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,274 $– $– $48,234 5,077 2.2%
Core International Equity 52,529 – – 55,228 5,191 2.5
Core Low Volatility Equity 19,374 – 18,000 1,531 137 0.1
Core Mid Cap Value 63,109 – 3,000 61,633 5,670 2.8
Core Small Cap Value 24,194 – 2,000 23,780 2,235 1.1
Global Stock 79,405 4,336 – 87,192 6,085 4.0
International Allocation 146,803 4,751 – 154,043 15,969 7.0
International Index 11,899 331 – 12,535 919 0.6
Large Cap Value 105,849 4,922 – 113,455 5,036 5.1
Mid Cap Stock 125,563 2,134 – 131,141 6,491 5.9
Small Cap Stock 77,584 525 – 81,249 4,394 3.7
Total U.S. Affiliated Registered Investment
Companies 750,583 770,021 35.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 229,700 155,190 108,413 276,477 27,648 12.6
Total Affiliated Short-Term Investments 229,700 276,477 12.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 131 21,922 21,277 776 776 <0.1
Total Collateral Held for Securities Loaned 131 776 <0.1
Total Value $980,414 $1,047,274
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $3,960 $ – $–
Core International Equity – 2,699 – –
Core Low Volatility Equity 508 (351) – –
Core Mid Cap Value Fund 156 1,368 – –
Core Small Cap Value Fund 3 1,583 – –
Global Stock – 3,451 2,573 1,762
International Allocation – 2,489 – 4,751
International Index – 305 – 330
Large Cap Value – 2,684 3,102 1,819
Mid Cap Stock – 3,444 1,421 712
Small Cap Stock – 3,140 – 524
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 7,161
Total Income/Non Cash Income from Affiliated
Investments $17,059
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $667 $24,772 $ 7,096

All Cap Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.3% ) Value
Communications Services (6.2%)
27,959 Alphabet, Inc., Class C $ 5,128,240
10,289 Meta Platforms, Inc. 5,187,919
2,010 Netflix, Inc.
a
1,356,509
Total 11,672,668
Consumer Discretionary (9.5%)
30,689 Amazon.com, Inc.
a
5,930,649
1,487 Deckers Outdoor Corporation
a
1,439,342
5,646 Garmin, Ltd. 919,846
6,521 Grand Canyon Education, Inc.
a
912,353
4,806 Home Depot, Inc. 1,654,417
10,965 Lowe's Companies, Inc. 2,417,344
4,499 McDonald's Corporation 1,146,525
160 NVR, Inc.
a
1,214,170
1,152 Tesla, Inc.
a
227,958
1,795 Texas Roadhouse, Inc. 308,220
4,730 Tractor Supply Company 1,277,100
4,909 Wyndham Hotels & Resorts, Inc. 363,266
Total 17,811,190
Consumer Staples (5.7%)
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,721,576
2,700 Casey's General Stores, Inc. 1,030,212
6,384 Celsius Holdings, Inc.
a
364,463
96,172 Coty, Inc.
a
963,644
3,829 Lamb Weston Holdings, Inc. 321,942
23,160 Philip Morris International, Inc. 2,346,803
20,603 Sysco Corporation 1,470,848
12,760 Turning Point Brands, Inc. 409,468
29,520 Walmart, Inc. 1,998,799
Total 10,627,755
Energy (3.2%)
3,445 Chesapeake Energy Corporation 283,144
6,186 ConocoPhillips 707,555
11,928 Devon Energy Corporation 565,387
19,374 Exxon Mobil Corporation 2,230,335
65,266 NOV, Inc. 1,240,707
39,563 TechnipFMC plc 1,034,572
Total 6,061,700
Financials (13.3%)
30,791 Ally Financial, Inc. 1,221,479
6,760 American Express Company 1,565,278
5,486 Ameriprise Financial, Inc. 2,343,564
5,983 Arch Capital Group, Ltd.
a
603,625
30,010 Bank of America Corporation 1,193,498
4,711 Berkshire Hathaway, Inc.
a
1,916,435
19,850 Cadence Bank 561,358
16,933 Charles Schwab Corporation 1,247,793
26,158 Equitable Holdings, Inc. 1,068,816
4,280 Houlihan Lokey, Inc. 577,201
9,080 Intercontinental Exchange, Inc. 1,242,961
13,838 J.P. Morgan Chase & Company 2,798,874
668 Kinsale Capital Group, Inc. 257,367
6,944 Marsh & McLennan Companies,
Inc. 1,463,240
6,000 Mastercard, Inc. 2,646,960
10,009 Northern Trust Corporation 840,556
21,029 Old National Bancorp 361,488
33,828 Wells Fargo & Company 2,009,045
Shares Common Stock (96.3%) Value
Financials (13.3%) - continued
1,880 Zurich Insurance Group AG $ 1,001,468
Total 24,921,006
Health Care (12.4%)
7,356 Abbott Laboratories 764,362
2,696 Amgen, Inc. 842,365
24,979 AstraZeneca plc ADR 1,948,112
1,294 Biogen, Inc.
a
299,975
7,520 Bio-Techne Corporation 538,808
3,507 Cencora, Inc. 790,127
3,953 Charles River Laboratories
International, Inc.
a
816,611
5,728 Danaher Corporation 1,431,141
2,389 Elevance Health, Inc. 1,294,504
9,270 Halozyme Therapeutics, Inc.
a
485,377
2,830 HCA Healthcare, Inc. 909,222
790 Humana, Inc. 295,184
3,030 IQVIA Holding, Inc.
a
640,663
10,821 Johnson & Johnson 1,581,597
6,621 Labcorp Holdings, Inc. 1,347,440
4,083 Masimo Corporation
a
514,213
19,400 Merck & Company, Inc. 2,401,720
13,040 Novo Nordisk AS ADR 1,861,330
8,043 Option Care Health, Inc.
a
222,791
65,959 Teva Pharmaceutical Industries,
Ltd. ADR
a
1,071,834
4,357 UnitedHealth Group, Inc. 2,218,846
8,661 Zimmer Biomet Holdings, Inc. 939,978
Total 23,216,200
Industrials (10.5%)
5,010 Advanced Drainage Systems, Inc. 803,554
12,983 Badger Infrastructure Solutions,
Ltd. 390,899
4,784 Caterpillar, Inc. 1,593,550
46,029 CSX Corporation 1,539,670
5,673 Cummins, Inc. 1,571,024
13,941 Fastenal Company 876,052
34,117 Fluor Corporation
a
1,485,795
4,076 General Dynamics Corporation 1,182,611
4,188 Honeywell International, Inc. 894,306
13,583 Howmet Aerospace, Inc. 1,054,448
13,865 Knight-Swift Transportation
Holdings, Inc. 692,141
61,913 Masterbrand, Inc.
a
908,883
5,811 Maximus, Inc. 498,003
2,690 Middleby Corporation
a
329,821
14,495 Moog, Inc. 2,425,014
5,014 Simpson Manufacturing Company,
Inc. 845,009
12,913 Timken Company 1,034,719
10,215 TransUnion 757,544
12,137 Uber Technologies, Inc.
a
882,117
Total 19,765,160
Information Technology (28.5%)
5,260 Accenture plc 1,595,937
5,092 Adobe, Inc.
a
2,828,810
4,216 Advanced Micro Devices, Inc.
a
683,877
43,814 Apple, Inc. 9,228,105
20,237 Applied Materials, Inc. 4,775,730
4,251 Arista Networks, Inc.
a
1,489,890
7,720 Ciena Corporation
a
371,950
7,850 Crane NXT Company 482,147

All Cap Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.3%) Value
Information Technology (28.5%) - continued
10,416 Descartes Systems Group, Inc.
a
$ 1,008,685
569 Fair Isaac Corporation
a
847,048
7,805 Guidewire Software, Inc.
a
1,076,231
7,334 International Business Machines
Corporation 1,268,415
9,690 Lattice Semiconductor
Corporation
a
561,923
2,335 Littelfuse, Inc. 596,803
23,482 Microsoft Corporation 10,495,280
46,790 NVIDIA Corporation 5,780,437
2,146 Palo Alto Networks, Inc.
a
727,515
8,499 QUALCOMM, Inc. 1,692,831
9,712 Salesforce, Inc. 2,496,955
36,608 Samsung Electronics Company,
Ltd. 2,154,521
2,753 ServiceNow, Inc.
a
2,165,702
11,565 Shopify, Inc.
a
763,868
7,392 Trimble, Inc.
a
413,361
Total 53,506,021
Materials (3.2%)
5,716 Albemarle Corporation 545,992
10,045 Alcoa Corporation 399,590
6,300 Ball Corporation 378,126
8,996 Carpenter Technology Corporation 985,782
19,141 Corteva, Inc. 1,032,466
10,807 Greif, Inc. 621,078
3,563 Steel Dynamics, Inc. 461,408
20,258 Summit Materials, Inc.
a
741,645
51,924 Tronox Holdings plc 814,688
Total 5,980,775
Real Estate (1.9%)
6,040 Agree Realty Corporation 374,118
3,490 Alexandria Real Estate Equities,
Inc. 408,225
4,390 AvalonBay Communities, Inc. 908,247
2,686 Extra Space Storage, Inc. 417,431
5,780 FirstService Corporation 880,699
5,529 Prologis, Inc. 620,962
Total 3,609,682
Utilities (1.9%)
6,173 ALLETE, Inc. 384,887
7,851 Alliant Energy Corporation 399,616
13,890 CenterPoint Energy, Inc. 430,312
7,265 Duke Energy Corporation 728,171
13,499 NiSource, Inc. 388,906
6,643 Northwestern Energy Group, Inc. 332,681
8,525 Public Service Enterprise Group,
Inc. 628,292
5,283 Spire, Inc. 320,837
Total 3,613,702
Total Common Stock
(cost $129,320,917) 180,785,859
Shares
Registered Investment
Companies ( 2.5% ) Value
U.S. Unaffiliated  (2.5%)
8,880 iShares Biotechnology ETF
b
1,218,869
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF 2,001,315
Shares
Registered Investment
Companies (2.5%) Value
U.S. Unaffiliated  (2.5%)- continued
6,064 SPDR S&P Semiconductor ETF $ 1,500,718
Total 4,720,902
Total Registered Investment
Companies (cost $3,960,638) 4,720,902
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
1,182,300 Thrivent Cash Management Trust 1,182,300
Total Collateral Held for
Securities Loaned
(cost $1,182,300) 1,182,300
Shares Short-Term Investments ( 1.1% ) Value
Thrivent Core Short-Term Reserve
Fund
203,077 5.580% 2,030,767
Total Short-Term Investments
(cost $2,030,316) 2,030,767
Total Investments (cost
$136,494,171) 100.5% $188,719,828
Other Assets and Liabilities, Net
(0.5%) (967,300)
Total Net Assets 100.0% $187,752,528
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
June 28, 2024:
Securities Lending Transactions
Common Stock $ 1,152,984
Total lending $1,152,984
Gross amount payable upon return of
collateral for securities loaned $1,182,300
Net amounts due to counterparty $29,316
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 54,485,007
Gross unrealized depreciation (2,818,069)
Net unrealized appreciation (depreciation) $ 51,666,938
Cost for federal income tax purposes $ 137,052,890
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,672,668 11,672,668 – –
Consumer Discretionary 17,811,190 17,811,190 – –
Consumer Staples 10,627,755 10,627,755 – –
Energy 6,061,700 6,061,700 – –
Financials 24,921,006 23,919,538 1,001,468 –
Health Care 23,216,200 23,216,200 – –
Industrials 19,765,160 19,374,261 390,899 –
Information Technology 53,506,021 51,351,500 2,154,521 –
Materials 5,980,775 5,980,775 – –
Real Estate 3,609,682 3,609,682 – –
Utilities 3,613,702 3,613,702 – –
Registered Investment Companies
U.S. Unaffiliated 4,720,902 4,720,902 – –
Subtotal Investments in Securities $185,506,761 $181,959,873 $3,546,888 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,030,767
Collateral Held for Securities Loaned 1,182,300
Subtotal Other Investments $3,213,067
Total Investments at Value $188,719,828
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

All Cap Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $5,135 $7,114 $10,218 $2,031 203 1.1%
Total Affiliated Short-Term Investments 5,135 2,031 1.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 848 10,334 10,000 1,182 1,182 0.6
Total Collateral Held for Securities Loaned 848 1,182 0.6
Total Value $5,983 $3,213
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $115
Total Income/Non Cash Income from Affiliated
Investments $115
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $– $ –

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 48.1% ) Value
Asset-Backed Securities (4.4%)
510 Asset Backed Trust
$ 200,661
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 193,389
186,042
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
182,103
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
194,445
720 East CLO, Ltd.
500,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
504,135
Affirm Asset Securitization Trust
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
652,403
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
227,681
188,228
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
188,829
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
249,219
Anchorage Capital CLO 21, Ltd.
250,000
7.986%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
250,076
Ares XL CLO, Ltd.
250,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
250,029
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.570%,  10/20/2028, Ser.
2024-2A, Class B
a
274,231
Barings CLO, Ltd.
400,000
8.736%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
401,334
Business Jet Securities, LLC
207,845
4.455%,  6/15/2037, Ser.
2022-1A, Class A
*
200,718
461,852
6.197%,  5/15/2039, Ser.
2024-1A, Class A
*
463,391
CarVal CLO I, Ltd.
275,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
275,912
CarVal CLO, Ltd.
350,000
9.025%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
351,271
Cascade Funding Mortgage Trust,
LLC
228,919
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
224,522
College Avenue Student Loans,
LLC
72,007
7.110%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
72,620
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
613,577
Principal
Amount Long-Term Fixed Income (48.1%) Value
Asset-Backed Securities (4.4%) - continued
GMAC Mortgage Corporation
Loan Trust
$ 25,393
5.960%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
$ 13,464
GSAA Home Equity Trust
76,740
4.470%,  8/25/2034, Ser.
2004-10, Class M2
c
67,271
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
430,224
Madison Park Funding XVIII, Ltd.
650,000
7.486%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
650,306
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
404,034
Neuberger Berman CLO, Ltd.
350,000
8.590%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
350,195
OZLM VIII, Ltd.
300,000
7.229%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
300,158
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
300,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
300,066
Pagaya AI Debt Trust
121,731
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
122,188
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
387,965
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
28,418
5.808%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,c
28,215
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
419,446
229,450
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
228,810
332,097
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
331,353
397,384
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,b
398,771
250,730
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,b
229,679
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
253,898
257,650
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
255,214
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
519,396

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Asset-Backed Securities (4.4%) - continued
RCO VII Mortgage, LLC
$ 351,100
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
$ 350,013
Sculptor CLO, Ltd.
425,000
7.986%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
424,982
Silver Point CLO 2, Ltd.
500,000
8.025%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
503,411
Stanwich Mortgage Loan
Company, LLC
384,009
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
373,414
Stratus Static CLO, Ltd.
500,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
500,157
Symphony CLO XX, Ltd.
500,000
8.337%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c,e
501,500
Tricon Residential Trust
250,000
5.700%,  6/17/2028, Ser.
2024-SFR2, Class B
a
247,940
Unlock HEA Trust
328,283
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
322,418
297,726
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
293,228
Upstart Securitization Trust
172,317
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
172,763
Vericrest Opportunity Loan
Transferee
204,875
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
189,417
256,250
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
238,221
355,665
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
318,784
203,319
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
186,497
179,314
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
177,641
354,240
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
314,752
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
218,413
Whitebox CLO I, Ltd.
150,000
7.318%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
150,000
Whitebox CLO III, Ltd.
300,000
7.790%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
300,556
Whitebox CLO IV, Ltd.
500,000
7.925%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
505,438
Principal
Amount Long-Term Fixed Income (48.1%) Value
Asset-Backed Securities (4.4%) - continued
Wind River CLO, Ltd.
$ 200,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
$ 200,081
Total 17,950,164
Basic Materials (0.6%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
23,000 8.625%,  6/15/2029
a
23,604
ATI, Inc.
57,000 7.250%,  8/15/2030 58,839
ATI, Inc., Convertible
71,000 3.500%,  6/15/2025 254,073
Cascades, Inc./Cascades USA,
Inc.
57,000 5.125%,  1/15/2026
a,f
56,128
Chemours Company
120,000 5.750%,  11/15/2028
a
110,790
Cleveland-Cliffs, Inc.
35,000 5.875%,  6/1/2027 34,755
80,000 4.625%,  3/1/2029
a
75,705
Consolidated Energy Finance SA
165,000 5.625%,  10/15/2028
a
140,287
Ecolab, Inc.
54,000 2.125%,  2/1/2032 44,316
First Quantum Minerals, Ltd.
35,000 6.875%,  10/15/2027
a
34,193
FMC Corporation
36,000 5.150%,  5/18/2026 35,749
Glencore Funding, LLC
40,000 5.893%,  4/4/2054
a
38,455
67,000 4.000%,  3/27/2027
a
64,585
78,000 6.125%,  10/6/2028
a
79,844
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,014
Hudbay Minerals, Inc.
105,000 4.500%,  4/1/2026
a
102,713
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
33,000 9.000%,  7/1/2028
a
33,261
INEOS Finance plc
83,000 7.500%,  4/15/2029
a
83,856
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
a
58,640
Mercer International, Inc.
33,000 5.125%,  2/1/2029
f
29,043
Methanex Corporation
43,000 4.250%,  12/1/2024 42,623
42,000 5.125%,  10/15/2027 40,512
28,000 5.250%,  12/15/2029 27,015
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
a
16,792
Mosaic Company
60,000 5.375%,  11/15/2028 60,215
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034
a
58,907

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Basic Materials (0.6%) - continued
Novelis Corporation
$ 30,000 3.250%,  11/15/2026
a
$ 28,230
65,000 4.750%,  1/30/2030
a
60,301
30,000 3.875%,  8/15/2031
a
25,973
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 83,211
OCI NV
55,000 4.625%,  10/15/2025
a
54,043
Olin Corporation
44,000 5.125%,  9/15/2027 42,680
Peabody Energy Corporation,
Convertible
77,000 3.250%,  3/1/2028
f
100,985
SCIL IV, LLC/SCIL USA Holdings,
LLC
57,000 5.375%,  11/1/2026
a
55,116
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054
a
60,658
SNF Group SACA
72,000 3.375%,  3/15/2030
a
62,094
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
67,948
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
58,312
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
25,275
United States Steel Corporation
81,000 6.875%,  3/1/2029 81,391
Westlake Corporation
45,000 3.600%,  8/15/2026 43,300
Total 2,479,431
Capital Goods (1.3%)
AAR Escrow Issuer, LLC
37,000 6.750%,  3/15/2029
a
37,717
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
a
72,260
AECOM
56,000 5.125%,  3/15/2027 55,030
Amcor Finance USA, Inc.
41,000 5.625%,  5/26/2033 41,447
Amsted Industries, Inc.
52,000 5.625%,  7/1/2027
a
51,139
20,000 4.625%,  5/15/2030
a
18,350
Array Technologies, Inc.,
Convertible
100,000 1.000%,  12/1/2028 80,671
Boeing Company
40,000 6.858%,  5/1/2054
a
41,047
121,000 5.930%,  5/1/2060 108,180
113,000 4.875%,  5/1/2025 111,800
52,000 2.196%,  2/4/2026 48,874
67,000 3.250%,  3/1/2028 61,091
83,000 5.150%,  5/1/2030 79,704
20,000 6.528%,  5/1/2034
a
20,478
Bombardier, Inc.
13,000 7.875%,  4/15/2027
a
13,033
60,000 6.000%,  2/15/2028
a
59,310
39,000 7.250%,  7/1/2031
a
40,042
79,000 7.000%,  6/1/2032
a
80,097
Principal
Amount Long-Term Fixed Income (48.1%) Value
Capital Goods (1.3%) - continued
Brand Industrial Services, Inc.
$ 64,000 10.375%,  8/1/2030
a
$ 69,164
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
a
42,568
Camelot Return Merger Sub, Inc.
28,000 8.750%,  8/1/2028
a
27,451
Canpack SA/Canpack US, LLC
114,000 3.875%,  11/15/2029
a
102,196
Carrier Global Corporation
75,000 2.722%,  2/15/2030 66,259
Chart Industries, Inc.
87,000 7.500%,  1/1/2030
a
89,903
Chart Industries, Inc., Convertible
65,000 1.000%,  11/15/2024 160,065
Clean Harbors, Inc.
57,000 6.375%,  2/1/2031
a
57,148
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
9,828
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 67,159
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
142,000 6.625%,  12/15/2030
a
143,108
EquipmentShare.com, Inc.
29,000 8.625%,  5/15/2032
a
30,071
ESAB Corporation
53,000 6.250%,  4/15/2029
a
53,318
Fluor Corporation, Convertible
179,000 1.125%,  8/15/2029
a
204,149
Gates Corporation
17,000 6.875%,  7/1/2029
a
17,296
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
a
81,788
63,000 3.500%,  9/1/2028
a
58,078
Greenbrier Companies, Inc.,
Convertible
119,000 2.875%,  4/15/2028 127,568
H&E Equipment Services, Inc.
155,000 3.875%,  12/15/2028
a
139,852
Herc Holdings, Inc.
48,000 5.500%,  7/15/2027
a
47,249
46,000 6.625%,  6/15/2029
a
46,645
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 77,628
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 63,907
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 62,996
Ingersoll Rand, Inc.
66,000 5.176%,  6/15/2029 65,997
20,000 5.700%,  8/14/2033 20,446
John Deere Capital Corporation
52,000 4.500%,  1/16/2029 51,117
38,000 4.700%,  6/10/2030 37,626
44,000 3.900%,  6/7/2032 40,735
21,000 5.150%,  9/8/2033 21,051
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,146

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Capital Goods (1.3%) - continued
Lockheed Martin Corporation
$ 54,000 5.200%,  2/15/2064 $ 51,055
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,121
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
a,f
35,993
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
44,863
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
a
69,467
New Enterprise Stone and Lime
Company, Inc.
116,000 5.250%,  7/15/2028
a
109,518
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 73,969
22,000 4.700%,  3/15/2033 21,225
OI European Group BV
85,000 4.750%,  2/15/2030
a
77,711
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 45,733
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
45,906
23,000 7.375%,  6/1/2032
a
23,027
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
a
51,322
Parker-Hannifin Corporation
36,000 4.250%,  9/15/2027 35,076
Patrick Industries, Inc., Convertible
61,000 1.750%,  12/1/2028 73,810
Republic Services, Inc.
37,000 3.950%,  5/15/2028 35,570
43,000 5.000%,  12/15/2033 42,097
Reworld Holding Corporation
53,000 4.875%,  12/1/2029
a
48,375
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
a
59,815
RTX Corporation
61,000 5.750%,  1/15/2029 62,633
Sealed Air Corporation/Sealed Air
Corporation (US)
73,000 6.125%,  2/1/2028
a
72,824
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
a
82,752
Spirit AeroSystems, Inc.
84,000 9.750%,  11/15/2030
a
92,662
SRM Escrow Issuer, LLC
49,000 6.000%,  11/1/2028
a
47,871
Summit Materials, LLC/Summit
Materials Finance Corporation
23,000 7.250%,  1/15/2031
a
23,820
Textron, Inc.
67,000 3.650%,  3/15/2027 64,197
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 64,780
TransDigm, Inc.
147,000 5.500%,  11/15/2027 144,345
95,000 7.125%,  12/1/2031
a
97,886
79,000 6.625%,  3/1/2032
a
79,795
Principal
Amount Long-Term Fixed Income (48.1%) Value
Capital Goods (1.3%) - continued
Trivium Packaging Finance
$ 42,000 5.500%,  8/15/2026
a
$ 41,151
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 67,844
85,000 4.000%,  7/15/2030 76,867
Veralto Corporation
39,000 5.350%,  9/18/2028
a
39,163
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,247
WESCO Distribution, Inc.
54,000 7.250%,  6/15/2028
a
54,969
28,000 6.375%,  3/15/2029
a
28,101
20,000 6.625%,  3/15/2032
a
20,211
Total 5,280,553
Collateralized Mortgage Obligations (4.7%)
A&D Mortgage Trust
488,855
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
489,517
533,215
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
535,905
Banc of America Alternative Loan
Trust
188,311
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 160,295
Banc of America Mortgage
Securities Trust
24,185
5.114%,  9/25/2035, Ser.
2005-H, Class 2A1
c
20,960
55,582
5.239%,  9/25/2035, Ser.
2005-H, Class 3A1
c
50,824
Bear Stearns Adjustable Rate
Mortgage Trust
46,449
5.664%,  1/25/2034, Ser.
2003-8, Class 5A
c
40,193
CAFL Issuer, LLC
313,505
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
305,506
CHL Mortgage Pass-Through Trust
27,665
6.404%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
26,653
214,553
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 93,622
CHNGE Mortgage Trust
225,483
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
211,222
277,406
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
270,590
291,942
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
289,417
397,922
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
393,887
291,427
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
290,781
421,433
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
416,020
CIM Trust
424,163
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
421,944

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 74,007
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 $ 69,556
169,107
5.209%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
146,017
COLT Mortgage Loan Trust
333,058
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
332,011
Countrywide Home Loan
Mortgage Pass Through Trust
386,208
4.690%,  11/25/2035, Ser.
2005-22, Class 2A1
c
305,244
Credit Suisse Mortgage Trust
274,908
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
272,611
207,205
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
174,897
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
122,668
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 107,582
77,591
4.207%,  8/25/2035, Ser.
2005-AR1, Class 2A3
c
66,405
Federal Home Loan Mortgage
Corporation
347,066
3.500%,  8/15/2035, Ser.
345, Class C8
g
34,431
Federal Home Loan Mortgage
Corporation - REMIC
591,418
4.000%,  1/25/2051, Ser.
5249, Class LA 564,862
405,481
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 321,065
126,043
3.000%,  5/15/2027, Ser.
4046, Class GI
g
3,053
243,077
3.500%,  10/15/2032, Ser.
4119, Class KI
g
21,107
251,828
3.000%,  4/15/2033, Ser.
4203, Class DI
g
11,298
Federal National Mortgage
Association - REMIC
359,742
4.500%,  6/25/2052, Ser.
2022-43, Class MA 351,889
173,406
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
4,479
140,742
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
3,677
219,443
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
4,041
390,909
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
12,097
328,035
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
9,427
110,735
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
3,064
292,507
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
7,625
143,700
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
4,623
307,809
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
7,421
138,126
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
4,366
Principal
Amount Long-Term Fixed Income (48.1%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 123,518
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
$ 1,971
262,244
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
20,780
327,302
4.500%,  1/25/2046, Ser.
2022-68, Class BA 319,480
Flagstar Mortgage Trust
141,687
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
123,135
GCAT Trust
229,261
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
230,784
284,353
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
260,877
333,789
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
330,990
GMAC Mortgage Corporation
Loan Trust
70,842
3.874%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
58,134
GMACM Mortgage Loan Trust
23,497
3.651%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
20,249
GS Mortgage-Backed Securities
Trust
499,633
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
488,840
Home RE, Ltd.
350,000
9.935%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
366,430
325,000
8.835%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
331,174
IndyMac INDA Mortgage Loan
Trust
490,930
3.696%,  8/25/2036, Ser.
2006-AR1, Class A1
c
373,339
J.P. Morgan Mortgage Trust
192,912
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
157,428
503,323
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
488,855
78,694
5.156%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
54,521
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
354,543
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
300,717
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
502,259
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a
200,141
Merrill Lynch Alternative Note
Asset Trust
249,060
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 88,792
MFRA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
249,580

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Morgan Stanley Residential
Mortgage Loan Trust
$ 478,250
6.500%,  2/25/2054, Ser.
2024-INV2, Class A1
a,c
$ 480,972
MortgageIT Securities Corporation
Mortgage Loan Trust
559,225
5.920%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
456,402
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
250,046
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
301,093
Preston Ridge Partners Mortgage
Trust, LLC
333,347
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
319,550
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
271,886
287,627
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
288,762
PRKCM Trust
402,765
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
401,846
319,965
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
325,971
RCKT Mortgage Trust
248,304
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
249,869
Residential Accredit Loans, Inc.
Trust
74,972
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 63,436
73,866
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 57,146
Residential Asset Securitization
Trust
100,466
4.938%,  1/25/2034, Ser.
2004-IP1, Class A1
c
90,931
Residential Funding Mortgage
Security I Trust
143,883
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 108,563
ROC Securities Trust Series
315,464
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
314,451
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
302,244
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c,e
650,000
Structured Adjustable Rate
Mortgage Loan Trust
48,137
4.816%,  7/25/2035, Ser.
2005-15, Class 4A1
c
39,923
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
397,582
Principal
Amount Long-Term Fixed Income (48.1%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Triangle Re, Ltd.
$ 450,000
8.735%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
$ 459,353
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
299,699
Verus Securitization Trust
262,105
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
224,676
516,717
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
516,292
Total 19,053,896
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
482,638
BBCMS Mortgage Trust
2,241,473
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
165,124
Silver Hill Trust
39,070
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
37,486
Velocity Commercial Capital Loan
Trust
316,394
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
317,131
298,626
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
300,241
395,379
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
406,336
Total 1,708,956
Communications Services (1.4%)
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
13,793
AMC Networks, Inc., Convertible
19,000 4.250%,  2/15/2029
a
18,256
American Tower Corporation
73,000 4.400%,  2/15/2026 71,691
44,000 1.450%,  9/15/2026 40,374
59,000 5.500%,  3/15/2028 59,348
41,000 5.800%,  11/15/2028 41,795
57,000 3.800%,  8/15/2029 52,981
AT&T, Inc.
202,000 3.550%,  9/15/2055 136,186
131,000 4.300%,  2/15/2030 125,503
41,000 5.400%,  2/15/2034 41,000
Bell Telephone Company of
Canada
85,000 5.550%,  2/15/2054 82,381
40,000 5.100%,  5/11/2033 39,227
Cable One, Inc., Convertible
42,000 1.125%,  3/15/2028
f
31,176
CCO Holdings, LLC/CCO Holdings
Capital Corporation
150,000 5.125%,  5/1/2027
a
144,022
57,000 5.000%,  2/1/2028
a
53,289
30,000 5.375%,  6/1/2029
a
27,293
31,000 6.375%,  9/1/2029
a
29,466

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Communications Services (1.4%) - continued
$ 64,000 4.250%,  2/1/2031
a
$ 52,252
246,000 4.750%,  2/1/2032
a
201,467
63,000 4.250%,  1/15/2034
a
47,821
CenterPoint Energy, Inc.,
Convertible
3,760 3.369%,  9/15/2029 127,690
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
37,000 6.150%,  11/10/2026 37,358
67,000 5.050%,  3/30/2029 64,433
64,000 6.550%,  6/1/2034 64,021
Cimpress plc
58,000 7.000%,  6/15/2026 57,954
Clear Channel Outdoor Holdings,
Inc.
14,000 7.875%,  4/1/2030
a
14,092
Clear Channel Worldwide
Holdings, Inc.
117,000 5.125%,  8/15/2027
a
111,733
Comcast Corporation
119,000 5.650%,  6/1/2054 118,797
95,000 3.400%,  4/1/2030 87,333
Connect Finco SARL/Connect US
Finco, LLC
45,000 6.750%,  10/1/2026
a
43,432
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 57,252
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 131,726
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
192,000 5.875%,  8/15/2027
a
180,593
Frontier Communications
Holdings, LLC
104,000 5.875%,  10/15/2027
a
101,536
40,000 8.750%,  5/15/2030
a
41,218
28,000 8.625%,  3/15/2031
a
28,844
GCI, LLC
74,000 4.750%,  10/15/2028
a
67,546
Gray Television, Inc.
48,000 7.000%,  5/15/2027
a,f
44,194
79,000 10.500%,  7/15/2029
a
79,425
Iliad Holding SASU
44,000 6.500%,  10/15/2026
a,f
43,805
73,000 8.500%,  4/15/2031
a
73,915
Intelsat Jackson Holdings SA
74,000 6.500%,  3/15/2030
a
68,848
Lamar Media Corporation
41,000 3.625%,  1/15/2031 36,060
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
a
107,701
Level 3 Financing, Inc.
27,737 10.500%,  4/15/2029
a
27,668
27,737 11.000%,  11/15/2029
a,f
28,383
36,000 10.500%,  5/15/2030
a
35,655
McGraw-Hill Education, Inc.
71,000 5.750%,  8/1/2028
a
68,465
Principal
Amount Long-Term Fixed Income (48.1%) Value
Communications Services (1.4%) - continued
Meta Platforms, Inc.
$ 41,000 3.850%,  8/15/2032 $ 38,116
News Corporation
84,000 3.875%,  5/15/2029
a
77,322
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
32,300
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
35,000 4.625%,  3/15/2030
a
31,515
Paramount Global
99,000 6.375%,  3/30/2062
c
87,433
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
a
53,525
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,c
47,873
60,000 5.000%,  2/15/2029 59,260
98,000 5.300%,  2/15/2034 96,163
Scripps Escrow II, Inc.
27,000 3.875%,  1/15/2029
a
18,805
Sinclair Television Group, Inc.
26,000 4.125%,  12/1/2030
a,f
17,420
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
81,364
50,000 4.000%,  7/15/2028
a
45,168
35,000 4.125%,  7/1/2030
a
29,894
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 145,234
61,000 8.750%,  3/15/2032 73,372
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 51,870
TEGNA, Inc.
28,000 4.750%,  3/15/2026
a
27,371
89,000 4.625%,  3/15/2028 80,194
Telecom Italia Capital SA
4,000 6.000%,  9/30/2034
f
3,608
67,000 6.000%,  9/30/2034
a
63,408
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 38,572
77,000 3.375%,  4/15/2029 71,107
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
86,000 4.750%,  4/15/2028
a
70,318
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
10,727
94,000 4.500%,  5/1/2029
a
79,004
42,000 7.375%,  6/30/2030
a
39,067
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
13,066
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054 45,030
73,000 2.100%,  3/22/2028 65,651
67,000 3.150%,  3/22/2030 60,417
88,000 2.355%,  3/15/2032 71,938
Viasat, Inc.
45,000 6.500%,  7/15/2028
a,f
34,066
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
28,035
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
65,819

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Communications Services (1.4%) - continued
Vodafone Group plc
$ 21,000 5.125%,  6/4/2081
c
$ 15,445
66,000 5.750%,  6/28/2054 63,917
37,000 5.875%,  6/28/2064 35,587
62,000 7.000%,  4/4/2079
c
63,885
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
a
82,709
Walt Disney Company
37,000 3.800%,  3/22/2030
f
35,044
Warnermedia Holdings, Inc.
42,000 3.638%,  3/15/2025 41,349
106,000 4.054%,  3/15/2029 97,890
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
31,000 7.750%,  8/15/2028
a
29,203
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a,f
28,039
Ziggo BV
30,000 4.875%,  1/15/2030
a
26,670
Total 5,632,768
Consumer Cyclical (2.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
133,000 4.375%,  1/15/2028
a
125,442
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
a,f
46,963
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
65,174
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
2,000 6.625%,  7/15/2026
a
1,994
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
a
91,208
50,000 4.625%,  6/1/2028
a
45,552
Allison Transmission, Inc.
48,000 3.750%,  1/30/2031
a
42,083
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 37,481
77,000 4.700%,  12/1/2032 76,313
American Axle & Manufacturing,
Inc.
70,000 6.875%,  7/1/2028 69,863
79,000 5.000%,  10/1/2029
f
72,449
American Honda Finance
Corporation
61,000 5.650%,  11/15/2028 62,507
61,000 4.900%,  1/10/2034 59,196
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a
12,265
Arko Corporation
46,000 5.125%,  11/15/2029
a
40,044
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
43,488
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
40,543
Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Cyclical (2.3%) - continued
$ 25,000 4.625%,  4/1/2030
a
$ 22,344
Aston Martin Capital Holdings, Ltd.
36,000 10.000%,  3/31/2029
a
35,471
Beazer Homes USA, Inc.
48,000 7.500%,  3/15/2031
a
47,900
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 37,297
Booking Holdings, Inc.,
Convertible
77,000 0.750%,  5/1/2025 161,940
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
58,910
Boyne USA, Inc.
46,000 4.750%,  5/15/2029
a
42,923
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
75,000 6.250%,  9/15/2027
a
73,814
Burlington Stores, Inc., Convertible
99,000 2.250%,  4/15/2025 116,276
43,000 1.250%,  12/15/2027
a
56,094
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
a
35,712
184,000 4.625%,  10/15/2029
a
168,686
34,000 6.500%,  2/15/2032
a
34,167
Carnival Corporation
70,000 7.625%,  3/1/2026
a
70,692
116,000 5.750%,  3/1/2027
a
114,599
67,000 4.000%,  8/1/2028
a
62,921
56,000 6.000%,  5/1/2029
a
55,318
Cedar Fair, LP
68,000 5.250%,  7/15/2029 65,142
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,875
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
a
42,981
35,000 6.750%,  5/1/2031
a
35,190
Cinemark USA, Inc.
84,000 5.875%,  3/15/2026
a
83,085
Clarios Global, LP/Clarios US
Finance Company, Inc.
41,000 8.500%,  5/15/2027
a
41,231
100,000 6.750%,  5/15/2028
a
101,205
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
25,521
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
13,897
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 15,416
Dana, Inc.
28,000 5.625%,  6/15/2028 27,165
41,000 4.500%,  2/15/2032 35,211
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
14,905
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 60,393

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Cyclical (2.3%) - continued
Expedia Group, Inc., Convertible
$ 119,000 Zero Coupon,  2/15/2026 $ 109,242
Ford Motor Company, Convertible
219,000 Zero Coupon,  3/15/2026 221,081
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 67,010
68,000 7.122%,  11/7/2033 71,854
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
26,791
Gap, Inc.
20,000 3.625%,  10/1/2029
a
17,315
Garrett Motion Holdings, Inc./
Garrett LX I SARL
39,000 7.750%,  5/31/2032
a
39,523
General Motors Financial
Company, Inc.
50,000 1.200%,  10/15/2024 49,349
130,000 2.900%,  2/26/2025 127,555
35,000 2.750%,  6/20/2025 34,020
61,000 5.800%,  6/23/2028 61,747
48,000 5.800%,  1/7/2029 48,427
28,000 5.750%,  2/8/2031 28,075
92,000 5.950%,  4/4/2034 92,079
Genuine Parts Company
40,000 6.500%,  11/1/2028 41,922
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
28,000 3.500%,  3/1/2029
a
25,286
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 27,065
45,000 5.000%,  7/15/2029 41,886
Hanesbrands, Inc.
32,000 4.875%,  5/15/2026
a
31,306
31,000 9.000%,  2/15/2031
a
32,480
Harley-Davidson Financial
Services, Inc.
61,000 5.950%,  6/11/2029
a
60,871
Hilton Domestic Operating
Company, Inc.
128,000 4.875%,  1/15/2030 122,851
14,000 4.000%,  5/1/2031
a
12,531
80,000 3.625%,  2/15/2032
a
69,231
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
99,000 5.000%,  6/1/2029
a
92,312
Home Depot, Inc.
34,000 5.300%,  6/25/2054 33,196
34,000 5.400%,  6/25/2064 33,136
62,000 3.250%,  4/15/2032 54,988
Hyundai Capital America
27,000 5.500%,  3/30/2026
a
26,972
67,000 3.000%,  2/10/2027
a,f
63,207
40,000 6.500%,  1/16/2029
a
41,770
International Game Technology plc
120,000 5.250%,  1/15/2029
a
116,112
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
a
36,171
Jaguar Land Rover Automotive plc
33,000 5.500%,  7/15/2029
a
31,629
KB Home
60,000 4.800%,  11/15/2029 56,571
Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Cyclical (2.3%) - continued
L Brands, Inc.
$ 135,000 6.625%,  10/1/2030
a
$ 135,421
20,000 6.875%,  11/1/2035 20,171
Las Vegas Sands Corporation
41,000 5.900%,  6/1/2027 41,218
Light & Wonder International, Inc.
110,000 7.250%,  11/15/2029
a
112,344
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
29,708
Live Nation Entertainment, Inc.,
Convertible
84,000 2.000%,  2/15/2025
f
85,912
182,000 3.125%,  1/15/2029
f
200,959
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 97,043
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a,f
63,082
27,000 6.125%,  3/15/2032
a
25,784
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 39,573
67,000 4.625%,  6/15/2030 65,023
Marriott Vacations Worldwide
Corporation, Convertible
126,000 Zero Coupon,  1/15/2026 116,035
159,000 3.250%,  12/15/2027 144,690
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
53,438
McDonald's Corporation
39,000 4.950%,  8/14/2033 38,409
Melco Resorts Finance, Ltd.
77,000 5.375%,  12/4/2029
a
68,801
70,000 7.625%,  4/17/2032
a
69,416
Meritage Homes Corporation,
Convertible
68,000 1.750%,  5/15/2028
a
67,524
Michaels Companies, Inc.
41,000 5.250%,  5/1/2028
a
32,800
NCL Corporation, Ltd.
32,000 5.875%,  3/15/2026
a
31,636
73,000 5.875%,  2/15/2027
a
72,046
Nordstrom, Inc.
28,000 4.375%,  4/1/2030 25,459
39,000 4.250%,  8/1/2031 34,678
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,f
60,037
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
111,465
64,000 7.750%,  2/15/2029
a
62,328
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
90,000 5.750%,  4/15/2026
a
89,316
170,000 6.250%,  1/15/2028
a
167,522
QVC, Inc.
17,000 4.375%,  9/1/2028
f
12,432
Raising Cane's Restaurants, LLC
34,000 9.375%,  5/1/2029
a
36,721
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
43,788
48,000 9.750%,  4/15/2029
a
49,476

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Cyclical (2.3%) - continued
Royal Caribbean Cruises, Ltd.
$ 159,000 4.250%,  7/1/2026
a
$ 153,880
47,000 9.250%,  1/15/2029
a
50,176
25,000 7.250%,  1/15/2030
a
25,885
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
16,000 6.625%,  3/1/2030
a
15,597
SeaWorld Parks and
Entertainment, Inc.
67,000 5.250%,  8/15/2029
a
63,307
Service Corporation International/
US
28,000 3.375%,  8/15/2030 24,368
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a
14,254
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
14,000 6.625%,  5/1/2032
a
14,227
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
a
25,079
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
30,817
Staples, Inc.
56,000 10.750%,  9/1/2029
a
53,218
Station Casinos, LLC
53,000 4.625%,  12/1/2031
a
47,239
Target Corporation
82,000 2.350%,  2/15/2030 71,870
Tenneco, Inc.
91,000 8.000%,  11/17/2028
a
82,841
Toyota Motor Credit Corporation
40,000 5.550%,  11/20/2030 41,089
40,000 4.800%,  1/5/2034 38,871
Tractor Supply Company
41,000 5.250%,  5/15/2033 40,640
Tripadvisor, Inc.
15,000 7.000%,  7/15/2025
a
15,042
Uber Technologies, Inc.,
Convertible
120,000 Zero Coupon,  12/15/2025 128,640
166,000 0.875%,  12/1/2028
a
197,374
Vail Resorts, Inc., Convertible
187,000 Zero Coupon,  1/1/2026 170,170
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
150,003
Victoria's Secret & Company
65,000 4.625%,  7/15/2029
a
54,042
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
a
140,531
Volkswagen Group of America
Finance, LLC
17,000 3.350%,  5/13/2025
a
16,672
Wabash National Corporation
73,000 4.500%,  10/15/2028
a
65,687
Walgreens Boots Alliance, Inc.
49,000 3.200%,  4/15/2030
f
41,019
21,000 4.800%,  11/18/2044
f
16,490
WASH Multifamily Acquisition, Inc.
43,000 5.750%,  4/15/2026
a
42,036
Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Cyclical (2.3%) - continued
Wyndham Hotels & Resorts, Inc.
$ 73,000 4.375%,  8/15/2028
a
$ 68,054
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
68,437
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
a
100,008
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
a
49,698
Total 9,169,923
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
28,000 9.000%,  1/30/2028
a,f
26,924
AbbVie, Inc.
100,000 5.500%,  3/15/2064 98,718
60,000 5.350%,  3/15/2044 59,306
AdaptHealth, LLC
120,000 4.625%,  8/1/2029
a
103,981
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
94,000 4.625%,  1/15/2027
a
90,796
93,000 3.500%,  3/15/2029
a
83,657
Altria Group, Inc.
40,000 6.200%,  11/1/2028 41,478
Amgen, Inc.
60,000 5.150%,  3/2/2028 59,991
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.750%,  1/23/2029 89,490
119,000 5.000%,  6/15/2034 118,083
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 38,947
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 79,834
59,000 5.000%,  2/26/2034 58,673
B&G Foods, Inc.
55,000 8.000%,  9/15/2028
a,h
55,892
BAT Capital Corporation
45,000 6.343%,  8/2/2030 46,914
26,000 5.834%,  2/20/2031 26,367
43,000 7.750%,  10/19/2032 48,353
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,380
Bausch Health Companies, Inc.
47,000 5.500%,  11/1/2025
a
43,782
102,000 4.875%,  6/1/2028
a,f
76,333
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 37,457
67,000 2.823%,  5/20/2030 59,243
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
a
50,215
BioMarin Pharmaceutical, Inc.,
Convertible
133,000 1.250%,  5/15/2027
f
126,977
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 57,775
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 78,871
41,000 5.750%,  2/1/2031 42,567

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Non-Cyclical (2.0%) - continued
$ 20,000 5.900%,  11/15/2033 $ 20,994
Campbell Soup Company
124,000 5.400%,  3/21/2034 123,186
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
64,592
Catalent Pharma Solutions, Inc.
34,000 3.125%,  2/15/2029
a
32,541
Central Garden & Pet Company
115,000 4.125%,  10/15/2030
f
102,491
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
29,433
Chefs' Warehouse, Inc.,
Convertible
73,000 2.375%,  12/15/2028 80,983
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,251
Chobani, LLC/Chobani Finance
Corporation, Inc.
53,000 4.625%,  11/15/2028
a
50,054
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
a
59,597
19,000 8.000%,  12/15/2027
a
18,840
84,000 6.000%,  1/15/2029
a
74,131
53,000 5.250%,  5/15/2030
a
43,698
37,000 4.750%,  2/15/2031
a
29,091
39,000 10.875%,  1/15/2032
a
40,591
Cigna Group
40,000 5.600%,  2/15/2054 38,404
51,000 2.400%,  3/15/2030 44,125
Coca-Cola Company
40,000 5.300%,  5/13/2054 39,692
Concentra Escrow Issuer
Corporation
9,000 6.875%,  7/15/2032
a,h
9,118
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 39,406
90,000 3.150%,  8/1/2029 81,621
16,000 4.900%,  5/1/2033 15,447
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
a
81,737
58,000 6.625%,  7/15/2030
a
58,858
CVS Health Corporation
80,000 6.050%,  6/1/2054 78,456
41,000 5.000%,  2/20/2026 40,686
35,000 4.300%,  3/25/2028 33,797
41,000 5.300%,  6/1/2033 40,068
120,000 4.780%,  3/25/2038 107,138
127,000 6.000%,  6/1/2044 124,451
Diageo Capital plc
45,000 2.000%,  4/29/2030 38,357
60,000 5.625%,  10/5/2033 62,283
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
48,785
Eli Lilly & Company
80,000 5.000%,  2/9/2054 76,399
82,000 4.700%,  2/27/2033 80,586
Embecta Corporation
23,000 6.750%,  2/15/2030
a
19,991
Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Non-Cyclical (2.0%) - continued
Encompass Health Corporation
$ 117,000 4.500%,  2/1/2028 $ 111,296
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a,f
28,895
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
32,765
85,000 4.375%,  3/31/2029
a
76,895
Envista Holdings Corporation,
Convertible
49,000 1.750%,  8/15/2028
a
41,736
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
a,f
22,852
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,584
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 46,336
Grifols SA
35,000 4.750%,  10/15/2028
a,f
30,204
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
28,000 7.875%,  9/1/2025
a,f
27,500
HLF Financing SARL, LLC/
Herbalife International, Inc.
51,000 4.875%,  6/1/2029
a,f
35,334
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
a
33,935
Integer Holdings Corporation,
Convertible
142,000 2.125%,  2/15/2028 202,705
Jazz Investments I, Ltd.,
Convertible
209,000 2.000%,  6/15/2026 200,745
Jazz Securities DAC
46,000 4.375%,  1/15/2029
a
42,705
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
107,000 2.500%,  1/15/2027 99,558
52,000 3.625%,  1/15/2032 44,890
Johnson & Johnson
80,000 5.250%,  6/1/2054 80,341
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
27,000 9.000%,  2/15/2029
a
27,672
Kenvue, Inc.
20,000 5.000%,  3/22/2030 20,065
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 63,090
78,000 5.300%,  3/15/2034 77,616
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 44,625
Kroger Company
37,000 4.500%,  1/15/2029 36,295
Legacy LifePoint Health, LLC
35,000 4.375%,  2/15/2027
a
33,434
LifePoint Health, Inc.
55,000 9.875%,  8/15/2030
a
58,653
34,000 11.000%,  10/15/2030
a
37,460
Mattel, Inc.
124,000 3.375%,  4/1/2026
a
119,040

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Non-Cyclical (2.0%) - continued
McKesson Corporation
$ 59,000 1.300%,  8/15/2026 $ 54,431
Medline Borrower, LP/Medline Co-
Issuer, Inc.
63,000 6.250%,  4/1/2029
a
63,713
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 39,409
ModivCare, Inc.
22,000 5.875%,  11/15/2025
a,f
22,323
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
a
81,961
48,000 5.250%,  10/1/2029
a
45,808
MPH Acquisition Holdings, LLC
27,000 5.500%,  9/1/2028
a
20,383
Newell Brands, Inc.
29,000 6.375%,  9/15/2027
f
28,598
29,000 6.625%,  9/15/2029 28,435
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,219
109,000 5.125%,  4/30/2031
a
97,909
Owens & Minor, Inc.
78,000 6.625%,  4/1/2030
a,f
70,910
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
38,237
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 43,208
Philip Morris International, Inc.
82,000 4.875%,  2/15/2028 81,285
43,000 5.625%,  11/17/2029 43,919
40,000 5.125%,  2/13/2031 39,576
43,000 5.750%,  11/17/2032 43,900
60,000 5.250%,  2/13/2034 58,864
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
38,595
56,000 4.500%,  9/15/2031
a
50,195
Post Holdings, Inc., Convertible
151,000 2.500%,  8/15/2027 165,949
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
a
78,308
Procter & Gamble Company
37,000 1.200%,  10/29/2030 30,133
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
57,046
45,000 1.930%,  12/13/2028
a
39,720
62,000 2.076%,  12/13/2031
a
50,605
Royalty Pharma plc
105,000 1.200%,  9/2/2025 99,719
54,000 5.150%,  9/2/2029 53,544
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 29,250
Simmons Foods, Inc.
111,000 4.625%,  3/1/2029
a
97,609
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a,f
5,014
Spectrum Brands, Inc.,
Convertible
55,000 3.375%,  6/1/2029
a
52,965
Star Parent, Inc.
55,000 9.000%,  10/1/2030
a
57,744
Principal
Amount Long-Term Fixed Income (48.1%) Value
Consumer Non-Cyclical (2.0%) - continued
Sysco Corporation
$ 38,000 5.950%,  4/1/2030 $ 39,546
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054
h
100,445
89,000 5.000%,  11/26/2028 88,334
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 138,966
71,000 6.125%,  10/1/2028 70,645
68,000 6.750%,  5/15/2031
a
69,021
Teva Pharmaceutical Finance
Netherlands III BV
62,000 3.150%,  10/1/2026 58,189
Topgolf Callaway Brands
Corporation, Convertible
65,000 2.750%,  5/1/2026 71,890
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 50,096
Varex Imaging Corporation,
Convertible
4,000 4.000%,  6/1/2025 3,998
Viterra Finance BV
83,000 3.200%,  4/21/2031
a
71,688
Winnebago Industries, Inc.,
Convertible
77,000 3.250%,  1/15/2030
a
71,610
Wyeth, LLC
99,000 6.500%,  2/1/2034 108,773
Zoetis, Inc.
62,000 5.600%,  11/16/2032 63,412
Total 8,200,205
Energy (1.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
55,253
Apache Corporation
61,000 4.375%,  10/15/2028 57,777
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
a
97,058
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
57,000 8.250%,  12/31/2028
a
58,396
28,000 5.875%,  6/30/2029
a
27,364
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
a
59,611
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
45,828
Borr IHC, Ltd./Borr Finance, LLC
67,325 10.375%,  11/15/2030
a
70,420
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 103,656
61,000 4.812%,  2/13/2033 59,137
BP Capital Markets plc
51,000 4.875%,  3/22/2030
c,i
48,081
56,000 6.450%,  12/1/2033
c,i
57,525
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
36,637
55,000 6.875%,  7/1/2029
a
55,205

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Energy (1.7%) - continued
California Resources Corporation
$ 34,000 8.250%,  6/15/2029
a
$ 34,709
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 42,869
44,000 3.250%,  1/31/2032 37,555
55,000 5.950%,  6/30/2033 55,767
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034
a
35,028
Civitas Resources, Inc.
39,000 8.375%,  7/1/2028
a
40,865
19,000 8.625%,  11/1/2030
a
20,372
74,000 8.750%,  7/1/2031
a
79,250
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,293
CNX Resources Corporation,
Convertible
103,000 2.250%,  5/1/2026 198,372
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,287
81,000 6.042%,  8/15/2028
a
82,840
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
52,878
43,000 5.875%,  1/15/2030
a
40,012
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
a
50,240
Crescent Energy Finance, LLC
34,000 9.250%,  2/15/2028
a
35,922
85,000 7.625%,  4/1/2032
a
86,631
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
63,802
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,093
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 91,128
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
a
41,573
Enbridge, Inc.
60,000 7.375%,  1/15/2083
c
60,059
56,000 7.625%,  1/15/2083
c
57,245
60,000 5.950%,  4/5/2054 59,525
20,000 5.700%,  3/8/2033 20,157
Enerflex, Ltd.
41,000 9.000%,  10/15/2027
a
41,515
Energy Transfer, LP
40,000 5.950%,  5/15/2054 38,951
101,000 8.000%,  5/15/2054
c
105,645
40,000 6.050%,  9/1/2054 39,444
53,000 6.750%,  5/15/2025
c,i
52,732
41,000 4.400%,  3/15/2027 39,991
17,000 7.125%,  5/15/2030
c,i
16,839
40,000 6.400%,  12/1/2030 42,061
41,000 5.600%,  9/1/2034 40,728
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 43,502
EQM Midstream Partners, LP
157,000 4.750%,  1/15/2031
a
146,802
Principal
Amount Long-Term Fixed Income (48.1%) Value
Energy (1.7%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 45,000 8.875%,  4/15/2030 $ 47,336
68,000 7.875%,  5/15/2032 68,648
Harvest Midstream I, LP
68,000 7.500%,  9/1/2028
a
69,088
42,000 7.500%,  5/15/2032
a
42,645
Hess Midstream Operations, LP
25,000 5.125%,  6/15/2028
a
24,206
63,000 4.250%,  2/15/2030
a
57,828
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
67,737
28,000 6.000%,  4/15/2030
a
27,047
64,000 6.250%,  4/15/2032
a
61,547
Howard Midstream Energy
Partners, LLC
45,000 7.375%,  7/15/2032
a
45,700
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
a
58,890
Kodiak Gas Services, LLC
34,000 7.250%,  2/15/2029
a
34,853
Laredo Petroleum, Inc.
99,000 7.750%,  7/31/2029
a
99,784
MEG Energy Corporation
74,000 5.875%,  2/1/2029
a
71,981
MPLX, LP
113,000 1.750%,  3/1/2026 106,187
20,000 5.000%,  3/1/2033 19,108
56,000 5.500%,  6/1/2034 55,149
Nabors Industries, Inc.
28,000 7.375%,  5/15/2027
a
28,481
71,000 9.125%,  1/31/2030
a
73,551
National Fuel Gas Company
90,000 5.500%,  1/15/2026 89,712
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,415
23,000 8.750%,  3/15/2029
a,f
20,996
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,435
34,000 8.375%,  2/15/2032
a
34,523
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
29,140
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
a
59,809
Northern Oil and Gas, Inc.,
Convertible
120,000 3.625%,  4/15/2029 138,120
NuStar Logistics, LP
55,000 6.375%,  10/1/2030 55,927
Occidental Petroleum Corporation
80,000 8.875%,  7/15/2030 92,128
ONEOK, Inc.
68,000 2.200%,  9/15/2025 65,290
39,000 5.550%,  11/1/2026 39,159
41,000 5.650%,  11/1/2028 41,616
Ovintiv, Inc.
47,000 5.650%,  5/15/2028 47,534
41,000 6.250%,  7/15/2033 42,262

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Energy (1.7%) - continued
PBF Holding Company, LLC/PBF
Finance Corporation
$ 44,000 6.000%,  2/15/2028 $ 42,900
Permian Resources Operating,
LLC
43,000 7.000%,  1/15/2032
a
44,172
Permian Resources Operating,
LLC, Convertible
49,000 3.250%,  4/1/2028 134,936
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 47,758
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 91,745
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,379
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
a
59,355
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
43,164
Rockcliff Energy II, LLC
60,000 5.500%,  10/15/2029
a
56,163
Rockies Express Pipeline, LLC
71,000 4.950%,  7/15/2029
a
66,839
Saturn Oil & Gas, Inc.
34,000 9.625%,  6/15/2029
a
34,318
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
28,002
SM Energy Company
35,000 6.500%,  7/15/2028 34,699
Southwestern Energy Company
33,000 4.750%,  2/1/2032 30,358
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027 27,708
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 43,698
Sunoco, LP
83,000 7.000%,  5/1/2029
a
85,065
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,808
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
100,000 5.500%,  1/15/2028
a
95,674
42,000 7.375%,  2/15/2029
a
42,205
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
30,437
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 101,151
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
a
48,928
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 118,339
TransCanada Trust
105,000 5.875%,  8/15/2076
c
102,764
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
a
56,765
Principal
Amount Long-Term Fixed Income (48.1%) Value
Energy (1.7%) - continued
Transocean, Inc.
$ 65,700 8.750%,  2/15/2030
a
$ 68,977
UGI Corporation, Convertible
36,000 5.000%,  6/1/2028
a
35,802
USA Compression Partners, LP/
USA Compression Finance
Corporation
48,000 7.125%,  3/15/2029
a
48,365
Valaris, Ltd.
57,000 8.375%,  4/30/2030
a
59,009
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
a
61,020
40,000 4.125%,  8/15/2031
a
35,895
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
106,112
117,000 8.375%,  6/1/2031
a
121,356
105,000 9.875%,  2/1/2032
a
114,285
Viridien SA
14,000 8.750%,  4/1/2027
a
13,344
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 70,036
45,000 2.600%,  3/15/2031 38,012
Total 7,007,005
Financials (5.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
17,259
28,000 7.500%,  11/6/2030
a
28,019
AerCap Holdings NV
34,000 5.875%,  10/10/2079
c,f
33,838
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
63,000 6.500%,  7/15/2025 63,482
114,000 3.000%,  10/29/2028 103,600
Agree, LP
39,000 5.625%,  6/15/2034 38,600
Air Lease Corporation
32,000 2.300%,  2/1/2025 31,316
24,000 3.375%,  7/1/2025 23,452
64,000 4.650%,  6/15/2026
c,i
60,750
45,000 3.125%,  12/1/2030 39,319
Aircastle, Ltd.
55,000 5.250%,  6/15/2026
a,c,i
53,028
45,000 2.850%,  1/26/2028
a
40,715
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
26,217
58,000 6.750%,  4/15/2028
a
58,092
28,000 7.000%,  1/15/2031
a
28,286
Ally Financial, Inc.
67,000 5.750%,  11/20/2025
f
66,577
88,000 4.700%,  5/15/2026
c,i
77,439
45,000 8.000%,  11/1/2031 49,661
43,000 6.700%,  2/14/2033
f
42,749
American Express Company
50,000 3.550%,  9/15/2026
c,i
46,610
82,000 6.338%,  10/30/2026
c
82,805
102,000 2.550%,  3/4/2027 95,333
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 36,562

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
American International Group, Inc.
$ 81,000 5.125%,  3/27/2033 $ 79,780
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,063
67,000 4.875%,  6/30/2029
a
62,328
Aon North America, Inc.
80,000 5.750%,  3/1/2054 78,244
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 7,990
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,776
104,000 2.150%,  7/15/2026 96,117
48,000 5.875%,  3/1/2029 47,309
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 58,263
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,674
Australia & New Zealand Banking
Group, Ltd.
102,000 2.950%,  7/22/2030
a,c
98,804
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
47,361
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
a
86,445
80,000 5.750%,  3/1/2029
a
79,547
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
a
16,926
Banco Santander SA
25,000 4.750%,  11/12/2026
c,i
22,345
Bank of America Corporation
70,000 4.200%,  8/26/2024 69,823
158,000 6.250%,  9/5/2024
c,i
157,345
83,000 6.100%,  3/17/2025
c,i
82,758
85,000 1.319%,  6/19/2026
c
81,448
32,000 1.197%,  10/24/2026
c
30,187
80,000 6.125%,  4/27/2027
c,f,i
80,430
70,000 1.734%,  7/22/2027
c
64,885
84,000 4.376%,  4/27/2028
c
81,987
134,000 3.593%,  7/21/2028
c
127,539
65,000 4.948%,  7/22/2028
c
64,478
125,000 5.819%,  9/15/2029
c
127,617
179,000 3.974%,  2/7/2030
c
169,517
159,000 2.687%,  4/22/2032
c
134,374
65,000 2.572%,  10/20/2032
c
53,875
82,000 2.972%,  2/4/2033
c
69,395
60,000 5.468%,  1/23/2035
c
59,939
42,000 3.846%,  3/8/2037
c
36,807
Bank of Montreal
77,000 5.266%,  12/11/2026 76,883
60,000 5.203%,  2/1/2028 60,088
42,000 3.088%,  1/10/2037
c
34,369
Bank of New York Mellon
Corporation
40,000 6.317%,  10/25/2029
c
41,808
65,000 4.596%,  7/26/2030
c
63,521
41,000 6.474%,  10/25/2034
c
44,218
Bank of Nova Scotia
51,000 4.900%,  6/4/2025
c,i
49,993
45,000 1.050%,  3/2/2026 41,898
Barclays plc
55,000 6.125%,  12/15/2025
c,i
53,900
Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
$ 41,000 2.852%,  5/7/2026
c
$ 39,974
80,000 5.501%,  8/9/2028
c
79,850
68,000 4.972%,  5/16/2029
c
66,558
51,000 6.224%,  5/9/2034
c
52,256
41,000 7.119%,  6/27/2034
c
43,499
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 112,103
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 38,654
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 23,270
Blue Owl Capital Corporation II
40,000 8.450%,  11/15/2026
a
41,270
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 58,998
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,302
67,000 3.750%,  6/17/2026
a
62,452
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a
19,566
BNP Paribas SA
67,000 2.819%,  11/19/2025
a,c
66,166
55,000 3.132%,  1/20/2033
a,c
46,284
BPCE SA
32,000 2.375%,  1/14/2025
a
31,369
Bread Financial Holdings, Inc.,
Convertible
82,000 4.250%,  6/15/2028 109,128
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 65,133
Burford Capital Global Finance,
LLC
66,000 9.250%,  7/1/2031
a
69,464
Camden Property Trust
37,000 4.900%,  1/15/2034 35,400
Canadian Imperial Bank of
Commerce
37,000 5.926%,  10/2/2026 37,474
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
c,i
25,767
61,000 3.273%,  3/1/2030
c
55,062
Capital One NA
48,000 2.280%,  1/28/2026
c
47,011
Castlelake Aviation Finance DAC
44,000 5.000%,  4/15/2027
a
42,461
Centene Corporation
167,000 3.000%,  10/15/2030 142,797
79,000 2.625%,  8/1/2031 64,876
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
c,i
126,563
79,000 0.900%,  3/11/2026 73,258
88,000 4.000%,  6/1/2026
c,i
82,567
39,000 5.875%,  8/24/2026 39,448
25,000 5.000%,  6/1/2027
c,i
24,018
59,000 2.000%,  3/20/2028 52,959
40,000 6.136%,  8/24/2034
c
41,654

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
Citigroup, Inc.
$ 37,000 5.000%,  9/12/2024
c,i
$ 36,760
85,000 5.500%,  9/13/2025 84,906
37,000 1.281%,  11/3/2025
c
36,422
105,000 3.875%,  2/18/2026
c,i
99,373
159,000 1.122%,  1/28/2027
c
148,291
91,000 1.462%,  6/9/2027
c
84,341
78,000 3.070%,  2/24/2028
c
73,612
29,000 7.375%,  5/15/2028
c,f,i
29,761
55,000 7.625%,  11/15/2028
c,i
57,265
180,000 4.075%,  4/23/2029
c
172,560
34,000 7.125%,  8/15/2029
c,i
33,924
41,000 6.174%,  5/25/2034
c
41,697
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
c,f,i
58,239
CNA Financial Corporation
80,000 5.125%,  2/15/2034 77,452
Coinbase Global, Inc., Convertible
123,000 0.500%,  6/1/2026 126,321
141,000 0.250%,  4/1/2030
a
135,783
Comerica, Inc.
42,000 5.625%,  7/1/2025
c,i
41,050
21,000 5.982%,  1/30/2030
c
20,692
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
44,793
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
a,c
33,525
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 85,915
COPT Defense Properties, LP,
Convertible
34,000 5.250%,  9/15/2028
a
35,428
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
c
42,380
42,000 6.050%,  9/15/2033
a
43,074
48,000 5.750%,  1/15/2034 48,318
Credit Acceptance Corporation
52,000 9.250%,  12/15/2028
a
54,959
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
39,595
Credit Suisse Group AG
32,000 7.250%,  N/A
*,j
3,520
22,000 7.500%,  N/A
*,j
2,420
Dai-ichi Life Insurance Company,
Ltd.
80,000 5.100%,  10/28/2024
a,c,i
79,707
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
c
144,249
64,000 2.311%,  11/16/2027
c
59,089
58,000 6.819%,  11/20/2029
c
60,319
62,000 3.742%,  1/7/2033
c
50,997
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
89,887
Discover Financial Services
19,000 6.700%,  11/29/2032 19,826
Diversified Healthcare Trust
33,000 Zero Coupon,  1/15/2026
a
28,795
Drawbridge Special Opportunities
Fund, LP
97,000 3.875%,  2/15/2026
a
92,127
Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
Elevance Health, Inc.
$ 80,000 5.650%,  6/15/2054 $ 79,141
79,000 5.350%,  10/15/2025 78,904
124,000 2.550%,  3/15/2031 105,710
Encore Capital Group, Inc.,
Convertible
87,000 4.000%,  3/15/2029 80,214
Equitable Holdings, Inc.
12,000 4.572%,  2/15/2029
a
11,536
Extra Space Storage, LP
39,000 5.900%,  1/15/2031 39,828
44,000 2.400%,  10/15/2031 36,150
Fairfax Financial Holdings, Ltd.
60,000 6.350%,  3/22/2054
a
60,039
Federal Realty OP, LP, Convertible
60,000 3.250%,  1/15/2029
a
57,720
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
c,i
81,207
44,000 4.772%,  7/28/2030
c
42,320
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 106,722
First Horizon Bank
67,000 5.750%,  5/1/2030
f
63,867
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
65,350
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,117
51,000 7.000%,  5/1/2031
a
52,105
40,000 7.000%,  6/15/2032
a
40,566
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
26,809
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
64,958
28,000 9.125%,  5/15/2031
a
27,247
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 42,812
45,000 2.625%,  1/15/2027 40,621
GGAM Finance, Ltd.
57,000 7.750%,  5/15/2026
a
58,164
28,000 8.000%,  6/15/2028
a
29,491
23,000 6.875%,  4/15/2029
a
23,403
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
83,000 3.750%,  12/15/2027
a
72,719
goeasy, Ltd.
45,000 9.250%,  12/1/2028
a
47,762
14,000 7.625%,  7/1/2029
a
14,280
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,281
Goldman Sachs Group, Inc.
46,000 5.500%,  8/10/2024
c,f,i
45,699
31,000 3.500%,  4/1/2025 30,526
32,000 4.250%,  10/21/2025 31,439
51,000 0.855%,  2/12/2026
c
49,462
33,000 3.650%,  8/10/2026
c,i
30,687
57,000 4.125%,  11/10/2026
c,i
53,309
60,000 1.948%,  10/21/2027
c
55,406
42,000 2.640%,  2/24/2028
c
39,173
124,000 3.615%,  3/15/2028
c
118,566

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
$ 86,000 4.482%,  8/23/2028
c
$ 84,049
90,000 3.814%,  4/23/2029
c
85,395
44,000 3.800%,  3/15/2030 41,137
44,000 2.615%,  4/22/2032
c
36,993
45,000 2.383%,  7/21/2032
c
36,955
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 39,960
66,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
58,744
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,440
41,000 3.750%,  8/15/2028
a
50,410
Health Care Service Corporation
61,000 5.450%,  6/15/2034
a
60,286
HSBC Holdings plc
20,000 6.375%,  3/30/2025
c,i
19,940
39,000 2.633%,  11/7/2025
c
38,545
41,000 1.645%,  4/18/2026
c
39,681
126,000 4.583%,  6/19/2029
c
121,801
47,000 4.600%,  12/17/2030
c,i
40,282
53,000 2.804%,  5/24/2032
c
44,350
HUB International, Ltd.
80,000 7.250%,  6/15/2030
a
82,010
Huntington Bancshares, Inc./OH
76,000 4.450%,  10/15/2027
c,i
69,186
95,000 5.709%,  2/2/2035
c
93,525
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
41,000 6.250%,  5/15/2026 40,676
112,000 5.250%,  5/15/2027 105,126
ING Groep NV
90,000 1.726%,  4/1/2027
c
84,172
46,000 6.083%,  9/11/2027
c
46,511
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 59,958
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,c
28,766
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 53,988
J.P. Morgan Chase & Company
111,000 5.000%,  8/1/2024
c,i
110,683
73,000 4.600%,  2/1/2025
c,i
71,983
63,000 1.561%,  12/10/2025
c
61,829
40,000 3.650%,  6/1/2026
c,f,i
37,834
190,000 1.045%,  11/19/2026
c
178,499
90,000 1.578%,  4/22/2027
c
83,989
81,000 2.947%,  2/24/2028
c
76,293
134,000 4.005%,  4/23/2029
c
128,126
45,000 2.069%,  6/1/2029
c
40,030
179,000 4.493%,  3/24/2031
c
172,418
42,000 2.963%,  1/25/2033
c
35,810
44,000 4.912%,  7/25/2033
c
42,734
42,000 5.717%,  9/14/2033
c
42,581
29,000 5.350%,  6/1/2034
c
28,871
36,000 6.254%,  10/23/2034
c
38,182
20,000 5.336%,  1/23/2035
c
19,880
72,000 5.766%,  4/22/2035
c
73,873
J.P. Morgan Chase Bank NA
80,000 5.110%,  12/8/2026 79,987
Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
Jane Street Group/JSG Finance,
Inc.
$ 45,000 4.500%,  11/15/2029
a
$ 42,213
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
22,139
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,665
56,000 9.500%,  2/15/2029
a
57,726
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 60,287
77,000 5.000%,  1/26/2033 71,020
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 52,564
28,000 6.250%,  1/15/2036 26,573
Kite Realty Group, LP
20,000 5.500%,  3/1/2034 19,554
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
3,928
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
26,519
75,000 4.750%,  6/15/2029
a
69,282
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,c
14,984
Lincoln National Corporation
50,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
40,695
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
c
132,840
M&T Bank Corporation
96,000 3.500%,  9/1/2026
c,f,i
80,112
Macquarie Airfinance Holdings,
Ltd.
100,000 6.400%,  3/26/2029
a
101,692
14,000 6.500%,  3/26/2031
a
14,396
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,c,f
81,668
Manufacturers & Traders Trust
Company
83,000 4.700%,  1/27/2028 80,020
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 33,166
MetLife, Inc.
84,000 3.850%,  9/15/2025
c,i
81,300
44,000 5.875%,  3/15/2028
c,f,i
43,727
57,000 6.400%,  12/15/2036 57,693
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
64,959
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 87,245
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 39,284
91,000 1.538%,  7/20/2027
c
84,209
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
c
89,788
93,000 2.564%,  9/13/2031 75,671
40,000 5.748%,  7/6/2034
c
40,635

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
Molina Healthcare, Inc.
$ 54,000 4.375%,  6/15/2028
a
$ 50,827
Morgan Stanley
34,000 2.720%,  7/22/2025
c
33,936
88,000 1.164%,  10/21/2025
c
86,729
24,000 5.000%,  11/24/2025 23,834
69,000 2.188%,  4/28/2026
c
67,009
39,000 0.985%,  12/10/2026
c
36,469
90,000 1.593%,  5/4/2027
c
83,903
93,000 1.512%,  7/20/2027
c
85,979
28,000 5.123%,  2/1/2029
c
27,889
134,000 3.622%,  4/1/2031
c
122,960
42,000 2.943%,  1/21/2033
c
35,697
44,000 4.889%,  7/20/2033
c
42,416
42,000 5.250%,  4/21/2034
c
41,343
47,000 5.424%,  7/21/2034
c
46,763
33,000 5.831%,  4/19/2035
c
33,827
78,000 2.484%,  9/16/2036
c
61,707
MPT Operating Partnership, LP/
MPT Finance Corporation
59,000 5.250%,  8/1/2026
f
53,616
24,000 4.625%,  8/1/2029 17,420
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 37,336
Nationstar Mortgage Holdings,
Inc.
44,000 5.125%,  12/15/2030
a
40,348
NatWest Group plc
45,000 4.892%,  5/18/2029
c
43,988
67,000 3.754%,  11/1/2029
c
66,325
97,000 6.475%,  6/1/2034
c
98,532
Navient Corporation
17,000 5.000%,  3/15/2027 16,227
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
15,836
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
40,888
40,000 5.000%,  1/9/2034
a
39,322
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,c
133,108
168,000 5.100%,  10/16/2044
a,c
167,342
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 38,607
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 59,148
69,000 5.783%,  7/3/2034
h
68,742
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 44,509
45,000 3.375%,  2/1/2031 38,434
OneMain Finance Corporation
107,000 3.500%,  1/15/2027 100,253
165,000 3.875%,  9/15/2028 147,943
Panther Escrow Issuer, LLC
80,000 7.125%,  6/1/2031
a
80,915
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
a
73,142
Pebblebrook Hotel Trust,
Convertible
197,000 1.750%,  12/15/2026 173,853
Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
PNC Bank NA
$ 45,000 2.700%,  10/22/2029 $ 39,251
PNC Financial Services Group,
Inc.
60,000 3.400%,  9/15/2026
c,i
53,830
42,000 6.200%,  9/15/2027
c,i
41,837
36,000 5.582%,  6/12/2029
c
36,394
58,000 6.250%,  3/15/2030
c,i
56,519
88,000 5.492%,  5/14/2030
c
88,490
40,000 6.875%,  10/20/2034
c
43,595
PRA Group, Inc.
14,000 7.375%,  9/1/2025
a
14,016
44,000 8.375%,  2/1/2028
a
43,856
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
58,039
Prologis, LP
48,000 5.250%,  3/15/2054 45,351
Provident Financing Trust I
42,000 7.405%,  3/15/2038 44,539
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
c
39,044
43,000 6.750%,  3/1/2053
c
44,036
128,000 6.500%,  3/15/2054
c
129,214
42,000 3.700%,  10/1/2050
c
36,534
Public Storage Operating
Company
43,000 5.100%,  8/1/2033 42,645
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,i
39,589
Realty Income Corporation
45,000 4.875%,  6/1/2026 44,593
75,000 3.200%,  1/15/2027 70,961
50,000 3.950%,  8/15/2027 48,211
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 12,569
Regency Centers, LP
61,000 5.250%,  1/15/2034 59,409
Regions Financial Corporation
40,000 2.250%,  5/18/2025 38,792
49,000 5.750%,  6/15/2025
c,i
48,140
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 44,920
79,000 5.750%,  9/15/2034 78,713
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
35,298
42,000 4.125%,  3/15/2029
a
40,824
RGA Global Funding
37,000 5.500%,  1/11/2031
a
36,946
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,479
54,000 7.250%,  7/15/2028
a
55,840
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
22,964
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
a
54,428
66,000 3.875%,  3/1/2031
a
57,518
40,000 4.000%,  10/15/2033
a
33,708

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
Santander Holdings USA, Inc.
$ 90,000 3.450%,  6/2/2025 $ 88,051
41,000 2.490%,  1/6/2028
c
37,784
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
c
85,048
Service Properties Trust
56,000 8.375%,  6/15/2029 55,048
45,000 8.625%,  11/15/2031
a
46,904
Simon Property Group, LP
73,000 2.650%,  7/15/2030 63,588
41,000 6.250%,  1/15/2034 43,244
SLM Corporation
30,000 4.200%,  10/29/2025 29,181
Societe Generale SA
39,000 2.625%,  10/16/2024
a
38,636
41,000 1.488%,  12/14/2026
a,c
38,329
Standard Chartered plc
40,000 6.000%,  7/26/2025
a,c,i
39,454
63,000 2.608%,  1/12/2028
a,c
58,354
50,000 5.688%,  5/14/2028
a,c
50,008
Starwood Property Trust, Inc.,
Convertible
89,000 6.750%,  7/15/2027 90,780
State Street Corporation
36,000 5.272%,  8/3/2026 36,069
28,000 6.700%,  3/15/2029
c,i
28,167
44,000 4.421%,  5/13/2033
c
41,594
Sumitomo Life Insurance Company
95,000 3.375%,  4/15/2081
a,c
81,734
Sumitomo Mitsui Financial Group,
Inc.
63,000 2.174%,  1/14/2027 58,412
75,000 5.716%,  9/14/2028 76,448
67,000 2.142%,  9/23/2030 55,867
54,000 5.766%,  1/13/2033 55,450
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
a
33,224
Summit Hotel Properties, Inc.,
Convertible
75,000 1.500%,  2/15/2026 67,500
Synchrony Financial
38,000 4.250%,  8/15/2024 37,908
29,000 7.250%,  2/2/2033 28,835
Synovus Bank
40,000 5.625%,  2/15/2028 38,648
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
c
33,164
39,000 5.156%,  1/10/2028 38,953
57,000 5.523%,  7/17/2028 57,708
44,000 4.456%,  6/8/2032 41,465
Truist Bank
42,000 2.250%,  3/11/2030 35,031
Truist Financial Corporation
74,000 6.047%,  6/8/2027
c
74,518
37,000 1.887%,  6/7/2029
c
32,391
95,000 5.100%,  3/1/2030
c,i
88,716
56,000 5.711%,  1/24/2035
c
55,756
U.S. Bancorp
74,000 5.727%,  10/21/2026
c
74,126
65,000 4.548%,  7/22/2028
c
63,540
19,000 5.836%,  6/12/2034
c
19,264
Principal
Amount Long-Term Fixed Income (48.1%) Value
Financials (5.7%) - continued
$ 56,000 5.678%,  1/23/2035
c
$ 56,215
UBS Group AG
34,000 2.593%,  9/11/2025
a,c
33,774
78,000 2.193%,  6/5/2026
a,c
75,378
60,000 4.875%,  2/12/2027
a,c,i
54,949
88,000 3.869%,  1/12/2029
a,c
83,064
UDR, Inc.
89,000 3.000%,  8/15/2031 76,925
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
72,205
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 115,602
88,000 4.200%,  5/15/2032 82,817
USB Realty Corporation
49,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,i
37,608
Ventas Realty, LP, Convertible
98,000 3.750%,  6/1/2026 102,851
Vornado Realty, LP
21,000 3.400%,  6/1/2031 16,476
Wells Fargo & Company
106,000 2.406%,  10/30/2025
c
104,796
116,000 3.900%,  3/15/2026
c,i
111,003
119,000 2.188%,  4/30/2026
c
115,554
41,000 3.526%,  3/24/2028
c
39,108
89,000 3.584%,  5/22/2028
c
84,766
65,000 4.808%,  7/25/2028
c
64,102
58,000 7.625%,  9/15/2028
c,f,i
61,764
90,000 4.478%,  4/4/2031
c
86,166
29,000 5.389%,  4/24/2034
c
28,668
40,000 5.557%,  7/25/2034
c
39,970
37,000 6.491%,  10/23/2034
c
39,444
161,000 5.499%,  1/23/2035
c
160,435
Welltower OP, LLC, Convertible
122,000 2.750%,  5/15/2028
a
144,632
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
c
61,907
Willis North America, Inc.
40,000 5.900%,  3/5/2054 38,762
90,000 4.500%,  9/15/2028 87,429
XHR, LP
27,000 4.875%,  6/1/2029
a
25,304
Total 23,115,883
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
a
70,371
Total 70,371
Mortgage-Backed Securities (14.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
332,798 2.000%,  1/1/2052 263,597
1,754,112 2.500%,  5/1/2051 1,445,476
977,402 3.500%,  5/1/2052 871,090
1,057,285 4.000%,  5/1/2052 977,166
2,711,369 5.000%,  7/1/2053 2,636,086
724,730 5.500%,  7/1/2053 718,837
305,472 5.000%,  8/1/2053 298,325
387,578 5.500%,  9/1/2053 385,343

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Mortgage-Backed Securities (14.4%) -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 1,027,389 2.500%,  7/1/2030 $ 966,043
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,600,000 4.500%,  7/1/2039
h
5,477,500
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
878,113 3.500%,  5/1/2040 813,898
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,662,478 3.000%,  1/1/2052 2,283,740
404,414 2.000%,  2/1/2051 320,421
258,250 2.000%,  2/1/2051 204,614
1,220,403 2.500%,  2/1/2051 1,010,924
1,339,529 2.500%,  2/1/2051 1,097,575
2,553,341 2.000%,  3/1/2051 2,005,657
1,289,663 4.000%,  3/1/2051 1,199,466
2,741,513 3.000%,  3/1/2052 2,339,899
1,757,648 2.000%,  4/1/2051 1,384,987
1,652,711 3.000%,  4/1/2051 1,413,907
1,729,147 3.000%,  5/1/2050 1,491,954
470,906 2.000%,  5/1/2051 371,287
850,534 3.000%,  5/1/2051 737,410
896,055 3.000%,  6/1/2050 782,471
359,563 4.000%,  6/1/2052 329,574
1,576,530 5.000%,  6/1/2053 1,536,383
1,992,056 2.500%,  7/1/2051 1,651,678
663,249 3.500%,  7/1/2051 594,558
1,019,167 4.000%,  7/1/2052 934,223
823,371 2.500%,  8/1/2050 687,214
1,412,268 3.500%,  8/1/2050 1,269,124
1,737,732 3.500%,  8/1/2052 1,539,155
1,153,395 4.500%,  8/1/2052 1,091,751
403,678 5.000%,  8/1/2053 393,394
1,194,938 3.500%,  9/1/2052 1,066,871
516,887 3.500%,  9/1/2052 461,489
357,910 5.000%,  9/1/2052 346,657
280,964 4.500%,  9/1/2053 266,886
904,975 4.500%,  9/1/2053 854,942
1,770,149 4.000%,  10/1/2052 1,628,997
477,563 2.000%,  11/1/2051 377,037
668,887 3.500%,  11/1/2052 597,404
1,926,278 2.000%,  12/1/2050 1,522,165
3,326,443 4.500%,  12/1/2052 3,162,139
1,950,000 5.000%,  7/1/2041
h
1,884,492
125,000 6.000%,  7/1/2041
h
125,347
900,000 5.500%,  7/1/2042
h
887,590
650,000 4.500%,  7/1/2048
h
612,752
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,244,879 2.500%,  3/1/2062 1,764,508
775,642 3.500%,  7/1/2061 675,046
915,541 4.000%,  12/1/2061 827,579
Total 58,586,628
Principal
Amount Long-Term Fixed Income (48.1%) Value
Technology (1.8%)
Advanced Micro Devices, Inc.
$ 44,000 3.924%,  6/1/2032 $ 40,826
Akamai Technologies, Inc.,
Convertible
56,000 0.125%,  5/1/2025 58,685
111,000 0.375%,  9/1/2027 107,388
92,000 1.125%,  2/15/2029
a
86,982
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,212
Apple, Inc.
83,000 1.650%,  2/8/2031 68,635
201,000 3.750%,  9/12/2047 160,384
Applied Materials, Inc.
52,000 4.800%,  6/15/2029 51,924
Block, Inc.
97,000 6.500%,  5/15/2032
a
98,299
Block, Inc., Convertible
43,000 0.125%,  3/1/2025 41,432
178,000 0.250%,  11/1/2027 147,206
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
72,986
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 64,826
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,062
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 77,859
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
27,863
Cloud Software Group, Inc.
148,000 6.500%,  3/31/2029
a
142,127
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,655
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
15,426
CSG Systems International, Inc.,
Convertible
92,000 3.875%,  9/15/2028
a
85,238
Dayforce, Inc., Convertible
12,000 0.250%,  3/15/2026 10,932
Dell International, LLC/EMC
Corporation
29,000 5.300%,  10/1/2029 29,164
Dell, Inc.
53,000 6.500%,  4/15/2038
f
55,793
Dye & Durham, Ltd.
42,000 8.625%,  4/15/2029
a
42,606
Euronet Worldwide, Inc.,
Convertible
75,000 0.750%,  3/15/2049
f
72,675
Fiserv, Inc.
72,000 2.750%,  7/1/2024 72,000
78,000 5.350%,  3/15/2031 77,955
20,000 5.600%,  3/2/2033 20,165
78,000 5.450%,  3/15/2034 77,511
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,025
34,000 7.125%,  9/30/2030
a,f
34,841

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Technology (1.8%) - continued
Global Payments, Inc.
$ 48,000 5.950%,  8/15/2052 $ 46,238
17,000 2.650%,  2/15/2025 16,669
64,000 4.950%,  8/15/2027 63,364
45,000 3.200%,  8/15/2029 40,428
Global Payments, Inc., Convertible
185,000 1.500%,  3/1/2031
a
169,367
IBM International Capital Private,
Ltd.
59,000 5.300%,  2/5/2054 55,176
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,606
Intel Corporation
78,000 5.600%,  2/21/2054 75,578
84,000 5.125%,  2/10/2030 84,352
InterDigital, Inc., Convertible
134,000 3.500%,  6/1/2027 207,170
ION Trading Technologies SARL
56,000 9.500%,  5/30/2029
a
57,039
Iron Mountain, Inc.
63,000 4.875%,  9/15/2027
a
61,091
120,000 5.000%,  7/15/2028
a
114,957
47,000 4.875%,  9/15/2029
a
44,290
66,000 4.500%,  2/15/2031
a
59,577
Jabil, Inc.
41,000 5.450%,  2/1/2029 40,997
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 37,952
Mastercard, Inc.
40,000 2.000%,  11/18/2031 32,877
48,000 4.875%,  5/9/2034 47,458
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 24,800
Microchip Technology, Inc.,
Convertible
47,000 0.750%,  6/1/2030
a
47,397
245,000 0.125%,  11/15/2024 258,505
Micron Technology, Inc.
44,000 5.300%,  1/15/2031 43,901
MKS Instruments, Inc., Convertible
267,000 1.250%,  6/1/2030
a
284,271
Moody's Corporation
42,000 4.250%,  8/8/2032 39,444
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
24,857
NCR Voyix Corporation
89,000 5.125%,  4/15/2029
a
83,816
Neptune Bidco US, Inc.
58,000 9.290%,  4/15/2029
a
55,667
Newfold Digital Holdings Group,
Inc.
17,000 11.750%,  10/15/2028
a
17,596
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,597
45,000 4.300%,  6/18/2029 43,182
ON Semiconductor Corporation,
Convertible
131,000 Zero Coupon,  5/1/2027 182,941
71,000 0.500%,  3/1/2029 68,018
Principal
Amount Long-Term Fixed Income (48.1%) Value
Technology (1.8%) - continued
Open Text Corporation
$ 74,000 3.875%,  12/1/2029
a
$ 66,272
80,000 4.125%,  2/15/2030
a
72,144
Oracle Corporation
141,000 6.900%,  11/9/2052 157,822
43,000 6.150%,  11/9/2029 44,974
112,000 2.950%,  4/1/2030 99,607
64,000 6.250%,  11/9/2032 67,738
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 77,476
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a,f
13,224
Progress Software Corporation,
Convertible
57,000 1.000%,  4/15/2026 59,713
19,000 3.500%,  3/1/2030
a
19,363
PTC, Inc.
40,000 3.625%,  2/15/2025
a
39,507
60,000 4.000%,  2/15/2028
a
56,473
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
57,405
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
34,553
S&P Global, Inc.
41,000 2.900%,  3/1/2032 35,429
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 96,012
Seagate HDD Cayman
34,000 8.500%,  7/15/2031 36,619
64,330 9.625%,  12/1/2032 73,377
Semtech Corporation, Convertible
32,000 1.625%,  11/1/2027 33,648
22,000 4.000%,  11/1/2028
a
36,478
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
13,946
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,365
SS&C Technologies, Inc.
81,000 5.500%,  9/30/2027
a
79,761
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 38,281
UKG, Inc.
56,000 6.875%,  2/1/2031
a
56,702
Verint Systems, Inc., Convertible
119,000 0.250%,  4/15/2026 109,718
Verisk Analytics, Inc.
138,000 5.250%,  6/5/2034 135,879
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
a
46,451
Viavi Solutions, Inc., Convertible
30,000 1.625%,  3/15/2026 28,463
Vishay Intertechnology, Inc.,
Convertible
215,000 2.250%,  9/15/2030
a
203,068
VMware, LLC
91,000 1.400%,  8/15/2026 83,791
56,000 2.200%,  8/15/2031 45,503
Western Digital Corporation,
Convertible
204,000 3.000%,  11/15/2028
a
324,768

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Technology (1.8%) - continued
Xerox Holdings Corporation
$ 7,000 5.000%,  8/15/2025
a
$ 6,867
81,000 5.500%,  8/15/2028
a
69,769
Xerox Holdings Corporation,
Convertible
97,000 3.750%,  3/15/2030
a
79,479
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,236
Ziff Davis, Inc., Convertible
123,000 1.750%,  11/1/2026 114,234
Total 7,042,975
Transportation (0.4%)
Air Canada
55,000 3.875%,  8/15/2026
a
52,316
Air Transport Services Group, Inc.,
Convertible
114,000 3.875%,  8/15/2029
a
96,440
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
a
16,730
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
151,333 5.500%,  4/20/2026
a
149,988
27,790 5.750%,  4/20/2029
a
27,036
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a
32,033
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 40,073
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 76,572
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
f
79,021
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
47,940 4.500%,  10/20/2025
a
47,360
ERAC USA Finance, LLC
84,000 3.850%,  11/15/2024
a
83,378
80,000 5.200%,  10/30/2034
a
79,225
Hawaiian Brand Intellectual
Property, Ltd.
31,000 5.750%,  1/20/2026
a
29,495
Mileage Plus Holdings, LLC
70,800 6.500%,  6/20/2027
a
70,941
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 60,365
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
a
32,968
35,000 5.750%,  5/24/2026
a
35,084
47,000 1.700%,  6/15/2026
a
43,586
Rand Parent, LLC
61,000 8.500%,  2/15/2030
a,f
61,757
RXO, Inc.
62,000 7.500%,  11/15/2027
a
63,550
Ryder System, Inc.
37,000 2.850%,  3/1/2027 34,861
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,784
Principal
Amount Long-Term Fixed Income (48.1%) Value
Transportation (0.4%) - continued
Southwest Airlines Company,
Convertible
$ 162,000 1.250%,  5/1/2025 $ 162,162
Stena International SA
45,000 7.250%,  1/15/2031
a
45,998
United Airlines, Inc.
55,000 4.375%,  4/15/2026
a
53,130
28,000 4.625%,  4/15/2029
a
26,077
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
15,007
59,000 6.375%,  2/1/2030
a,f
46,359
Total 1,603,296
U.S. Government & Agencies (5.3%)
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 285,656
3,200,000 4.750%,  11/15/2053 3,308,000
2,190,000 3.250%,  5/15/2042 1,821,122
4,510,000 3.375%,  8/15/2042 3,809,188
U.S. Treasury Notes
2,500,000 4.250%,  12/31/2025 2,476,074
1,620,000 0.500%,  2/28/2026 1,508,498
870,000 0.500%,  4/30/2027 777,529
1,550,000 1.125%,  2/29/2028 1,377,018
3,100,000 4.125%,  7/31/2028 3,067,184
715,000 1.375%,  11/15/2031 581,608
900,000 4.125%,  11/15/2032 884,848
663,000 3.375%,  5/15/2033 614,440
1,200,000 4.000%,  2/15/2034 1,164,750
Total 21,675,915
Utilities (1.7%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 42,356
AES Corporation
30,000 7.600%,  1/15/2055
c
30,371
72,000 3.950%,  7/15/2030
a
65,832
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
c
45,741
Alliant Energy Corporation,
Convertible
70,000 3.875%,  3/15/2026 68,915
Ameren Corporation
45,000 1.750%,  3/15/2028 39,710
American Electric Power
Company, Inc.
51,000 6.950%,  12/15/2054
c
50,734
39,000 5.200%,  1/15/2029 38,790
44,000 2.300%,  3/1/2030 37,522
20,000 5.625%,  3/1/2033 19,926
American Water Capital
Corporation
58,000 5.450%,  3/1/2054 55,923
American Water Capital
Corporation, Convertible
109,000 3.625%,  6/15/2026
a
106,929
Arizona Public Service Company
37,000 5.550%,  8/1/2033 36,682
Atmos Energy Corporation
40,000 5.900%,  11/15/2033 41,769

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Utilities (1.7%) - continued
Calpine Corporation
$ 56,000 4.500%,  2/15/2028
a
$ 53,205
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,798
56,000 1.450%,  6/1/2026 52,028
67,000 2.650%,  6/1/2031 56,380
CenterPoint Energy, Inc.,
Convertible
112,000 4.250%,  8/15/2026
a
112,575
CMS Energy Corporation,
Convertible
86,000 3.375%,  5/1/2028 84,151
Consolidated Edison Company of
New York, Inc.
120,000 5.700%,  5/15/2054 119,715
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 58,147
41,000 5.800%,  3/1/2033 41,834
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
c
49,001
48,000 7.000%,  6/1/2054
c
49,942
35,000 3.071%,  8/15/2024 34,862
45,000 3.375%,  4/1/2030 40,648
DTE Energy Company
65,000 4.220%,  11/1/2024 64,622
42,000 4.875%,  6/1/2028 41,340
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 116,090
Duke Energy Corporation
56,000 3.250%,  1/15/2082
c
50,159
55,000 5.800%,  6/15/2054 53,427
22,000 4.875%,  9/16/2024
c,i
21,810
89,000 2.450%,  6/1/2030 76,418
43,000 4.500%,  8/15/2032 40,207
44,000 5.750%,  9/15/2033 44,681
Duke Energy Corporation,
Convertible
194,000 4.125%,  4/15/2026 193,430
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 38,527
Edison International
28,000 7.875%,  6/15/2054
c
28,851
54,000 4.950%,  4/15/2025 53,606
55,000 5.000%,  12/15/2026
c,i
52,316
75,000 5.450%,  6/15/2029 74,956
Enel Finance International NV
93,000 1.375%,  7/12/2026
a
86,119
Entergy Corporation
34,000 0.900%,  9/15/2025 32,170
45,000 1.900%,  6/15/2028 39,664
Evergy, Inc.
34,000 2.450%,  9/15/2024 33,760
Evergy, Inc., Convertible
138,000 4.500%,  12/15/2027
a
139,104
Eversource Energy
90,000 4.600%,  7/1/2027 88,134
Exelon Corporation
157,000 5.600%,  3/15/2053 150,837
45,000 4.050%,  4/15/2030 42,228
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
94,138
Principal
Amount Long-Term Fixed Income (48.1%) Value
Utilities (1.7%) - continued
FirstEnergy Corporation,
Convertible
$ 172,000 4.000%,  5/1/2026 $ 170,108
Georgia Power Company
25,000 4.950%,  5/17/2033 24,375
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
42,597
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
66,111
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 153,229
National Rural Utilities Cooperative
Finance Corporation
40,000 4.850%,  2/7/2029 39,760
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
c
28,576
68,000 6.750%,  6/15/2054
c
68,390
40,000 6.051%,  3/1/2025 40,077
60,000 5.749%,  9/1/2025 60,130
45,000 2.250%,  6/1/2030 38,366
NextEra Energy Capital Holdings,
Inc., Convertible
62,000 3.000%,  3/1/2027
a
70,804
NextEra Energy Operating
Partners, LP
103,000 3.875%,  10/15/2026
a
97,946
NextEra Energy Partners, LP,
Convertible
260,000 Zero Coupon,  11/15/2025
a,f
234,780
36,000 2.500%,  6/15/2026
a,f
32,850
NiSource, Inc.
32,000 6.950%,  11/30/2054
c
32,147
45,000 2.950%,  9/1/2029 40,445
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 38,539
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
32,173
46,000 10.250%,  3/15/2028
a,c,i
50,311
24,000 3.375%,  2/15/2029
a
21,349
35,000 5.250%,  6/15/2029
a
33,591
NRG Energy, Inc., Convertible
76,000 2.750%,  6/1/2048 145,730
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054
a
50,993
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 41,518
78,000 5.550%,  5/15/2029 78,175
82,000 6.950%,  3/15/2034 88,291
PG&E Corporation
65,000 5.000%,  7/1/2028 62,539
PG&E Corporation, Convertible
284,000 4.250%,  12/1/2027
a
286,414
Pinnacle West Capital Corporation,
Convertible
38,000 4.750%,  6/15/2027
a
38,247
PNM Resources, Inc., Convertible
44,000 5.750%,  6/1/2054
a
42,966

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (48.1%) Value
Utilities (1.7%) - continued
PPL Capital Funding, Inc.,
Convertible
$ 110,000 2.875%,  3/15/2028 $ 105,215
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 40,913
45,000 1.600%,  8/15/2030 36,491
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 39,088
Sempra
84,000 4.875%,  10/15/2025
c,i
82,389
Southern California Edison
Company
79,000 5.450%,  6/1/2031 79,565
21,000 5.950%,  11/1/2032 21,701
Southern Company
44,000 4.475%,  8/1/2024 43,937
53,000 5.700%,  10/15/2032 54,057
35,000 4.000%,  1/15/2051
c
33,934
109,000 3.750%,  9/15/2051
c
102,351
Southern Company, Convertible
228,000 3.875%,  12/15/2025 232,892
33,000 4.500%,  6/15/2027
a
33,446
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,642
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
a
99,338
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 51,893
Vistra Corporation
69,000 7.000%,  12/15/2026
a,c,i
68,400
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
a
87,470
171,000 5.000%,  7/31/2027
a
165,416
WEC Energy Group, Inc.,
Convertible
74,000 4.375%,  6/1/2027
a
73,371
50,000 4.375%,  6/1/2029
a
49,550
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 42,886
64,000 4.600%,  6/1/2032 59,844
Total 7,038,396
Total Long-Term Fixed Income
(cost $202,085,595) 195,616,365
Shares Common Stock ( 33.7% ) Value
Communications Services (2.4%)
4,567 Alphabet, Inc., Class A 831,879
19,119 Alphabet, Inc., Class C 3,506,807
4,313 Cogent Communications Holdings 243,426
14,331 Comcast Corporation 561,202
46 Electronic Arts, Inc. 6,409
556 Emerald Holding, Inc.
k
3,164
6,238 Meta Platforms, Inc. 3,145,324
473 Netflix, Inc.
k
319,218
8,980 QuinStreet, Inc.
k
148,978
15 Tripadvisor, Inc.
k
267
20,782 Verizon Communications, Inc. 857,050
21,491 Warner Brothers Discovery, Inc.
k
159,893
Shares Common Stock (33.7%) Value
Communications Services (2.4%) - continued
316 Windstream Services, LLC
k
$ 3,982
Total 9,787,599
Consumer Discretionary (3.4%)
18,013 Amazon.com, Inc.
k
3,481,012
3,758 Aptiv plc
k
264,638
3,491 Best Buy Company, Inc. 294,256
89 Booking Holdings, Inc. 352,573
1,271 Boot Barn Holdings, Inc.
k
163,870
2,233 Brunswick Corporation 162,495
4,501 Columbia Sportswear Company 355,939
11,375 Cooper-Standard Holdings, Inc.
k
141,505
2,397 Crocs, Inc.
k
349,818
1,565 D.R. Horton, Inc. 220,555
6,344 eBay, Inc. 340,800
2,639 Expedia Group, Inc.
k
332,488
2,136 Garmin, Ltd. 347,997
1,058 Grand Canyon Education, Inc.
k
148,025
2,405 Hilton Worldwide Holdings, Inc. 524,771
1,934 Home Depot, Inc. 665,760
2,092 Lowe's Companies, Inc. 461,202
477 Lululemon Athletica, Inc.
k
142,480
1,632 McDonald's Corporation 415,899
699 Meritage Homes Corporation 113,133
12,633 Mobileye Global, Inc.
k
354,798
91 NVR, Inc.
k
690,559
364 O'Reilly Automotive, Inc.
k
384,406
74 Ross Stores, Inc. 10,754
8,421 Savers Value Village, Inc.
k
103,073
5,478 SharkNinja, Inc. 411,672
6,797 Skyline Champion Corporation
k
460,497
3,197 Sony Group Corporation ADR 271,585
134 Starbucks Corporation 10,432
9,847 Stoneridge, Inc.
k
157,158
4,179 Tesla, Inc.
k
826,941
1,362 Texas Roadhouse, Inc. 233,869
4,648 Wyndham Hotels & Resorts, Inc. 343,952
9,096 Yum China Holding, Inc. 280,521
Total 13,819,433
Consumer Staples (1.6%)
4,315 Altria Group, Inc. 196,548
5,990 BJ's Wholesale Club Holdings,
Inc.
k
526,162
500 Casey's General Stores, Inc. 190,780
4,515 Coca-Cola Company 287,380
194 Costco Wholesale Corporation 164,898
27,219 Coty, Inc.
k
272,734
949 J & J Snack Foods Corporation 154,089
2,856 John B. Sanfilippo & Son, Inc. 277,518
16,980 Kenvue, Inc. 308,696
2,514 Keurig Dr Pepper, Inc. 83,968
4,241 Lamb Weston Holdings, Inc. 356,583
1,477 Lancaster Colony Corporation 279,109
127 PepsiCo, Inc. 20,946
7,512 Philip Morris International, Inc. 761,191
7,134 Pilgrim's Pride Corporation
k
274,588
773 Procter & Gamble Company 127,483
6,705 Sysco Corporation 478,670
5,861 Turning Point Brands, Inc. 188,079
4,102 Tyson Foods, Inc. 234,388
21,634 Walmart, Inc. 1,464,838
Total 6,648,648

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.7%) Value
Energy (1.6%)
1,002 Archrock, Inc. $ 20,260
194 Baker Hughes Company 6,823
7,439 Chesapeake Energy Corporation 611,411
308 Chevron Corporation 48,177
5,491 ConocoPhillips 628,061
17,034 Devon Energy Corporation 807,412
17,806 Enterprise Products Partners, LP 516,018
2,913 EOG Resources, Inc. 366,659
11,509 Exxon Mobil Corporation 1,324,916
16,817 Halliburton Company 568,078
1,907 Marathon Petroleum Corporation 330,826
2,628 Matador Resources Company 156,629
23,704 NOV, Inc. 450,613
1,638 Schlumberger NV 77,281
3,520 Shell plc ADR 254,074
5,970 TechnipFMC plc 156,116
4,560 Williams Companies, Inc. 193,800
Total 6,517,154
Financials (5.0%)
1,545 Allstate Corporation 246,675
17,330 Ally Financial, Inc. 687,481
1,219 American Express Company 282,259
7,377 American International Group, Inc. 547,668
1,315 Ameriprise Financial, Inc. 561,755
4,920 Arch Capital Group, Ltd.
k
496,379
22,280 Bank of America Corporation 886,076
95 Bank of Marin Bancorp 1,538
5,019 Bank of N.T. Butterfield & Son, Ltd. 176,267
8,930 Bank of New York Mellon
Corporation 534,818
915 Bank OZK 37,515
950 Berkshire Hathaway, Inc.
k
386,460
148 BlackRock, Inc. 116,523
11,741 Bridgewater Bancshares, Inc.
k
136,313
933 Brookline Bancorp, Inc. 7,791
1,512 Brown & Brown, Inc. 135,188
2,331 Capital One Financial Corporation 322,727
5,205 Carlyle Group, Inc. 208,981
743 Cboe Global Markets, Inc. 126,355
1,221 Central Pacific Financial
Corporation 25,885
8,455 Charles Schwab Corporation 623,049
2,963 Chubb, Ltd. 755,802
760 Citigroup, Inc. 48,230
1,850 Columbia Banking System, Inc. 36,796
5,688 Comerica, Inc. 290,316
584 Community Trust Bancorp, Inc. 25,497
89 Customers Bancorp, Inc.
k
4,270
2,899 Discover Financial Services 379,218
1,044 Ellington Credit Company 7,256
487 Enterprise Financial Services
Corporation 19,923
15,314 F.N.B. Corporation 209,496
560 FactSet Research Systems, Inc. 228,631
188 Financial Institutions, Inc. 3,632
742 First Bancshares, Inc. 19,277
117 First Citizens BancShares, Inc./NC 196,982
132 First Mid-Illinois Bancshares, Inc. 4,340
912 Fiserv, Inc.
k
135,924
4,660 Glacier Bancorp, Inc. 173,911
459 Great Southern Bancorp, Inc. 25,525
1,807 Hanmi Financial Corporation 30,213
61 Hartford Financial Services Group,
Inc. 6,133
Shares Common Stock (33.7%) Value
Financials (5.0%) - continued
326 Heartland Financial USA, Inc. $ 14,491
450 Heritage Financial Corporation 8,113
487 Hometrust Bancshares, Inc. 14,625
1,458 Hope Bancorp, Inc. 15,659
2,667 Houlihan Lokey, Inc. 359,672
268 Independent Bank Corporation/MI 7,236
9,201 Intercontinental Exchange, Inc. 1,259,525
7,689 J.P. Morgan Chase & Company 1,555,177
8,678 KeyCorp 123,314
2,055 Kinsale Capital Group, Inc. 791,750
620 LPL Financial Holdings, Inc. 173,166
1,758 Marsh & McLennan Companies,
Inc. 370,446
826 Mastercard, Inc. 364,398
5,528 MetLife, Inc. 388,010
985 MidWestOne Financial Group, Inc. 22,153
265 Moody's Corporation 111,546
65 MSCI, Inc. 31,314
7,726 Nasdaq, Inc. 465,569
3,375 Northern Trust Corporation 283,432
2,505 NU Holdings, Ltd./Cayman
Islands
k
32,289
2,155 OceanFirst Financial Corporation 34,243
265 OFG Bancorp 9,924
5,007 PayPal Holdings, Inc.
k
290,556
67 PNC Financial Services Group,
Inc. 10,417
1,119 Progressive Corporation 232,427
3,297 Prosperity Bancshares, Inc. 201,579
7,809 Radian Group, Inc. 242,860
4,791 Raymond James Financial, Inc. 592,216
2,579 RLI Corporation 362,840
552 SEI Investments Company 35,709
2,579 Tradeweb Markets, Inc. 273,374
3,421 Triumph Financial, Inc.
k
279,667
113 TrustCo Bank Corporation NY 3,251
215 U.S. Bancorp 8,535
4,824 Valley National Bancorp 33,672
563 Visa, Inc. 147,771
1,153 Voya Financial, Inc. 82,036
173 Webster Financial Corporation 7,541
19,440 Wells Fargo & Company 1,154,542
7,564 Western Alliance Bancorp 475,170
97 Willis Towers Watson plc 25,428
6,851 Zions Bancorp NA 297,128
Total 20,341,846
Health Care (4.0%)
3,624 Abbott Laboratories 376,570
396 AbbVie, Inc. 67,922
3,325 Agilent Technologies, Inc. 431,020
679 Align Technology, Inc.
k
163,931
2,036 Amgen, Inc. 636,148
3,380 AMN Healthcare Services, Inc.
k
173,157
6,684 AstraZeneca plc ADR 521,285
13,108 Avantor, Inc.
k
277,890
872 Biogen, Inc.
k
202,147
1,587 Boston Scientific Corporation
k
122,215
297 Centene Corporation
k
19,691
884 Charles River Laboratories
International, Inc.
k
182,617
276 Chemed Corporation 149,752
1,282 Cigna Group 423,791
2,251 Danaher Corporation 562,412
3,265 Edwards Lifesciences Corporation
k
301,588

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.7%) Value
Health Care (4.0%) - continued
1,465 Elevance Health, Inc. $ 793,825
1,164 Eli Lilly & Company 1,053,862
1,771 Encompass Health Corporation 151,934
5,542 Enovis Corporation
k
250,498
7,921 Gilead Sciences, Inc. 543,460
2,821 Haemonetics Corporation
k
233,381
2,985 Halozyme Therapeutics, Inc.
k
156,295
904 Humana, Inc. 337,780
1,057 Intuitive Surgical, Inc.
k
470,206
7,857 Johnson & Johnson 1,148,379
2,974 Labcorp Holdings, Inc. 605,239
3,773 Masimo Corporation
k
475,172
5,656 Medtronic plc 445,184
8,513 Merck & Company, Inc. 1,053,909
743 Molina Healthcare, Inc.
k
220,894
2,139 Novo Nordisk AS ADR 305,321
16,515 Option Care Health, Inc.
k
457,465
4,420 Progyny, Inc.
k
126,456
1,624 Repligen Corporation
k
204,721
1,511 Sarepta Therapeutics, Inc.
k
238,738
5,587 Stevanato Group SPA 102,466
742 Stryker Corporation 252,466
1,131 Thermo Fisher Scientific, Inc. 625,443
337 UnitedHealth Group, Inc. 171,621
602 Varex Imaging Corporation
k
8,867
795 Vertex Pharmaceuticals, Inc.
k
372,632
14,661 Viemed Healthcare, Inc.
k
96,030
4,314 Zimmer Biomet Holdings, Inc. 468,199
2,342 Zoetis, Inc. 406,009
Total 16,388,588
Industrials (4.4%)
3,304 Advanced Drainage Systems, Inc. 529,929
1,641 AECOM 144,638
8,223 Air Lease Corporation 390,839
2,160 AMETEK, Inc. 360,094
318 Armstrong World Industries, Inc. 36,010
1,287 Automatic Data Processing, Inc. 307,194
731 Axon Enterprise, Inc.
k
215,089
1,911 AZEK Company, Inc.
k
80,510
12,695 Badger Infrastructure Solutions,
Ltd. 382,228
247 Brady Corporation 16,307
1,605 BWX Technologies, Inc. 152,475
1,620 Caterpillar, Inc. 539,622
30,113 CNH Industrial NV 305,045
24,281 CSX Corporation 812,199
8,752 Delta Air Lines, Inc. 415,195
6,138 ExlService Holdings, Inc.
k
192,488
2,062 Expeditors International of
Washington, Inc. 257,317
14,969 Fastenal Company 940,652
1,765 Ferguson plc 341,792
8,321 Flowserve Corporation 400,240
6,091 Fluor Corporation
k
265,263
1,701 General Dynamics Corporation 493,528
525 Graco, Inc. 41,622
4,707 Helios Technologies, Inc. 224,759
2,419 Honeywell International, Inc. 516,553
9,420 Howmet Aerospace, Inc. 731,275
2,803 Ingersoll Rand, Inc. 254,625
2,082 Jacobs Solutions, Inc. 290,876
17,514 Janus International Group, Inc.
k
221,202
1,983 JB Hunt Transport Services, Inc. 317,280
Shares Common Stock (33.7%) Value
Industrials (4.4%) - continued
5,475 Knight-Swift Transportation
Holdings, Inc. $ 273,312
2,354 Korn Ferry 158,048
1,969 L3Harris Technologies, Inc. 442,198
865 Leidos Holdings, Inc. 126,186
1,219 Lincoln Electric Holdings, Inc. 229,952
14,189 Masterbrand, Inc.
k
208,295
3,333 Maximus, Inc. 285,638
3,547 Miller Industries, Inc. 195,156
1,329 Moog, Inc. 222,342
672 Northrop Grumman Corporation 292,958
1,555 Old Dominion Freight Line, Inc. 274,613
1,242 Owens Corning, Inc. 215,760
295 Parker-Hannifin Corporation 149,214
1,141 Pentair plc 87,480
1,359 Quanta Services, Inc. 345,308
4,291 Robert Half, Inc. 274,538
1,043 Rockwell Automation, Inc. 287,117
9,053 Schneider National, Inc. 218,721
555 Simpson Manufacturing Company,
Inc. 93,534
2,856 Tennant Company 281,145
7,061 Timken Company 565,798
1,172 Trane Technologies plc 385,506
7,402 Uber Technologies, Inc.
k
537,977
173 Union Pacific Corporation 39,143
5,455 United Parcel Service, Inc. 746,517
870 United Rentals, Inc. 562,655
Total 17,675,957
Information Technology (8.0%)
525 Adobe, Inc.
k
291,658
4,444 Advanced Micro Devices, Inc.
k
720,861
3,256 Amphenol Corporation 219,357
20,317 Apple, Inc. 4,279,167
2,972 Applied Materials, Inc. 701,362
1,240 AppLovin Corporation
k
103,193
180 Arista Networks, Inc.
k
63,086
1,859 ASGN, Inc.
k
163,908
977 Autodesk, Inc.
k
241,759
497 Broadcom, Inc. 797,948
1,669 CDW Corporation 373,589
8,215 Ciena Corporation
k
395,799
17,289 Cisco Systems, Inc. 821,400
5,472 Cohu, Inc.
k
181,123
2,009 Crane NXT Company 123,393
2,058 Datadog, Inc.
k
266,902
5,967 DocuSign, Inc.
k
319,234
2,148 Enphase Energy, Inc.
k
214,177
1,234 Fabrinet
k
302,071
1,273 FormFactor, Inc.
k
77,055
4,647 Fortinet, Inc.
k
280,075
5,342 Gilat Satellite Networks, Ltd.
k
23,879
1,758 GoDaddy, Inc.
k
245,610
2,565 Guidewire Software, Inc.
k
353,688
648 Insight Enterprises, Inc.
k
128,537
5,548 International Business Machines
Corporation 959,527
4,261 JFrog, Ltd.
k
160,001
315 KLA Corporation 259,721
126 Lam Research Corporation 134,171
748 Littelfuse, Inc. 191,181
12,807 Microsoft Corporation 5,724,089
998 MongoDB, Inc.
k
249,460
108 Motorola Solutions, Inc. 41,693

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.7%) Value
Information Technology (8.0%) - continued
468 NetApp, Inc. $ 60,278
43,983 NVIDIA Corporation 5,433,660
2,752 ON Semiconductor Corporation
k
188,650
849 Onto Innovation, Inc.
k
186,406
2,872 Plexus Corporation
k
296,333
943 Qorvo, Inc.
k
109,426
8,136 QUALCOMM, Inc. 1,620,528
46 RingCentral, Inc.
k
1,297
3,134 Salesforce, Inc. 805,751
13,382 Samsung Electronics Company,
Ltd. 787,582
42 Semtech Corporation
k
1,255
1,236 ServiceNow, Inc.
k
972,324
3,570 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 620,502
9,268 Trimble, Inc.
k
518,267
29,806 TTM Technologies, Inc.
k
579,131
522 Tyler Technologies, Inc.
k
262,451
550 Universal Display Corporation 115,638
7,473 Varonis Systems, Inc.
k
358,480
588 VeriSign, Inc.
k
104,546
1,470 Workiva, Inc.
k
107,295
Total 32,538,474
Materials (1.2%)
1,721 Albemarle Corporation 164,390
4,462 Alcoa Corporation 177,498
309 Allegheny Technologies, Inc.
k
17,134
4,711 Ball Corporation 282,754
5,178 CF Industries Holdings, Inc. 383,793
4,177 Corteva, Inc. 225,307
101 Eagle Materials, Inc. 21,964
3,439 Eastman Chemical Company 336,919
889 Ecolab, Inc. 211,582
2,371 Greif, Inc. 136,261
4,626 Ingevity Corporation
k
202,203
16,084 Ivanhoe Mines, Ltd.
k
207,509
1,293 Linde plc 567,381
4,011 Nucor Corporation 634,059
4,681 Steel Dynamics, Inc. 606,190
14,250 Tronox Holdings plc 223,583
698 United States Lime & Minerals, Inc. 254,198
2,567 West Fraser Timber Company, Ltd. 197,325
Total 4,850,050
Real Estate (1.0%)
3,571 Agree Realty Corporation 221,188
2,668 Alexandria Real Estate Equities,
Inc. 312,076
1,672 AvalonBay Communities, Inc. 345,920
2,275 CBRE Group, Inc.
k
202,725
4,008 Crown Castle, Inc. 391,582
27,443 Cushman and Wakefield plc
k
285,407
790 EastGroup Properties, Inc. 134,379
362 Equinix, Inc. 273,889
11,145 Essential Properties Realty Trust,
Inc. 308,828
1,215 Extra Space Storage, Inc. 188,823
19,601 Healthcare Realty Trust, Inc. 323,025
8,999 National Storage Affiliates Trust 370,939
1,752 Phillips Edison and Company, Inc. 57,308
1,945 SBA Communications Corporation 381,804
623 STAG Industrial, Inc. 22,465
Shares Common Stock (33.7%) Value
Real Estate (1.0%) - continued
5,757 Terreno Realty Corporation $ 340,699
Total 4,161,057
Utilities (1.1%)
6,198 Alliant Energy Corporation 315,478
497 American Water Works Company,
Inc. 64,192
10,771 CenterPoint Energy, Inc. 333,685
2,788 Constellation Energy Corporation 558,353
4,716 Duke Energy Corporation 472,685
4,019 Entergy Corporation 430,033
6,129 Evergy, Inc. 324,653
11,804 NiSource, Inc. 340,073
1,509 Northwestern Energy Group, Inc. 75,571
232 PNM Resources, Inc. 8,575
3,122 Portland General Electric
Company 134,995
5,831 Public Service Enterprise Group,
Inc. 429,745
2,058 Spire, Inc. 124,982
2,384 UGI Corporation 54,594
2,996 Vistra Energy Corporation 257,596
6,190 Xcel Energy, Inc. 330,608
Total 4,255,818
Total Common Stock
(cost $94,074,424) 136,984,624
Shares
Registered Investment
Companies ( 13.2% ) Value
U.S. Affiliated  (12.3%)
2,574,773 Thrivent Core Emerging Markets
Debt Fund 20,572,436
2,754,102 Thrivent Core International Equity
Fund 29,303,648
Total 49,876,084
U.S. Unaffiliated  (0.9%)
21,506 Aberdeen Asia-Pacific Income
Fund, Inc. 57,637
6,954 AllianceBernstein Global High
Income Fund, Inc. 72,878
10,297 Allspring Income Opportunities
Fund 68,166
1,607 BlackRock Core Bond Trust 17,115
6,819 BlackRock Corporate High Yield
Fund, Inc. 66,076
8,116 BlackRock Credit Allocation
Income Trust 86,922
692 BlackRock Debt Strategies Fund,
Inc. 7,501
1,739 BlackRock Enhanced Equity
Dividend Trust 14,208
8,386 BlackRock Enhanced Global
Dividend Trust 88,975
4,300 BlackRock Enhanced International
Dividend Trust 23,994
265 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,429
1,749 BlackRock Income Trust, Inc. 20,866
2,508 BlackRock Multi-Sector Income
Trust 36,567
6,571 Blackstone Strategic Credit 2027
Term Fund 78,129

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (13.2%) Value
U.S. Unaffiliated  (0.9%)- continued
6,916 Eaton Vance Limited Duration
Income Fund $ 67,362
2,564 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 21,666
5,773 First Trust High Income Long/Short
Fund 71,239
1,495 Invesco Dynamic Credit
Opportunities Fund
e
15,612
22,748 iShares Broad USD High Yield
Corporate Bond ETF 825,297
2,828 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
302,935
14,137 Nuveen Credit Strategies Income
Fund 78,460
4,249 Nuveen Preferred Income
Opportunities Fund 31,740
7,599 PGIM Global High Yield Fund, Inc. 90,276
6,901 PGIM High Yield Bond Fund, Inc. 88,885
1,786 Pimco Dynamic Income Fund
f
33,595
6,417 SPDR Bloomberg High Yield Bond
ETF
f
604,931
1,943 SPDR S&P Biotech ETF
f
180,136
499 Tri-Continental Corporation 15,454
1,346 Vanguard Intermediate-Term
Corporate Bond ETF
f
107,586
3,800 Vanguard Short-Term Corporate
Bond ETF
f
293,645
2,900 Virtus Convertible & Income Fund 9,483
4,690 Virtus Dividend, Interest &
Premium Strategy Fund
f
57,593
625 Virtus Equity & Convertible Income
Fund
f
14,525
11,969 Voya Global Equity Dividend &
Premium Opportunity Fund 61,521
18,541 Western Asset High Income
Opportunity Fund, Inc. 70,641
Total 3,685,045
Total Registered Investment
Companies (cost $53,781,440) 53,561,129
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
4,154,111 Thrivent Cash Management Trust 4,154,111
Total Collateral Held for
Securities Loaned
(cost $4,154,111) 4,154,111
Shares Preferred Stock ( 0.7% ) Value
Basic Materials (<0.1%)
4,251 Albemarle Corporation,
Convertible, 7.250% 198,352
Total 198,352
Communications Services (0.1%)
7,800 AT&T, Inc., 4.750%
i
157,248
3,500 Telephone and Data Systems, Inc.,
6.000%
i
62,685
Total 219,933
Financials (0.5%)
2,750 AEGON Funding Company, LLC,
5.100% 57,117
Shares Preferred Stock (0.7%) Value
Financials (0.5%) - continued
2,700 Allstate Corporation, 5.100%
i
$ 58,968
2,952 Apollo Global Management, Inc.,
Convertible, 6.750% 193,681
5,075 Bank of America Corporation,
4.250%
i
94,547
243 Bank of America Corporation,
Convertible, 7.250%
i
290,667
5,525 Capital One Financial Corporation,
5.000%
i
109,947
550 Citizens Financial Group, Inc.,
7.375%
f,i,k
14,547
2,875 Equitable Holdings, Inc., 5.250%
i
62,531
4,400 J.P. Morgan Chase & Company,
4.200%
i
83,996
3,350 J.P. Morgan Chase & Company,
4.750%
i
70,953
3,500 KeyCorp, 6.200%
c,i
77,140
2,850 Morgan Stanley, 4.250%
i
54,578
2,630 Morgan Stanley, 5.850%
c,i
65,329
3,100 Morgan Stanley, 7.125%
c,i
78,151
2,850 Public Storage, 4.125%
i
53,010
1,300 Public Storage, 4.625%
i
26,507
325 Public Storage, 4.700%
i
6,705
825 Regions Financial Corporation,
5.700%
c,i
18,934
775 Synovus Financial Corporation,
5.875%
c,i
19,437
2,850 U.S. Bancorp, 4.000%
i
49,676
5,000 Wells Fargo & Company, 4.250%
i
93,850
2,400 Wells Fargo & Company, 4.750%
i
48,984
322 Wells Fargo & Company,
Convertible, 7.500%
i
382,848
Total 2,012,103
Utilities (0.1%)
3,900 CMS Energy Corporation, 4.200%
i
73,710
4,360 NextEra Energy, Inc., Convertible,
6.926%
f
180,896
3,425 Southern Company, 4.950% 75,590
Total 330,196
Total Preferred Stock
(cost $3,083,759) 2,760,584
Shares or
Principal
Amount Short-Term Investments ( 6.2% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 5.240%, 7/10/2024
l,m
998,252
1,200,000 5.245%, 8/16/2024
l,m
1,191,449
500,000 5.240%, 9/18/2024
l,m
494,078
100,000 5.238%, 9/20/2024
l,m
98,786
Thrivent Core Short-Term Reserve
Fund
2,249,467 5.580% 22,494,670

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (6.2%) Value
U.S. Treasury Bills
100,000 5.243%, 8/15/2024
l,n
$ 99,345
Total Short-Term Investments
(cost $25,368,722) 25,376,580
Total Investments (cost
$382,548,051) 102.9% $418,453,393
Other Assets and Liabilities, Net
(2.9%) (11,855,292)
Total Net Assets 100.0% $406,598,101
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $64,159,940 or 15.8% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of June 28, 2024 was $899,728 or
0.22% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Business Jet Securities, LLC,
6/15/2037 5/5/2022 $ 202,271
Business Jet Securities, LLC,
5/15/2039 4/9/2024 461,844
Credit Suisse Group AG  5/17/2021 35,474
Credit Suisse Group AG  1/31/2014 23,139
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 250,730
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,747,724
Common Stock 1,276,927
Total lending $4,024,651
Gross amount payable upon return of
collateral for securities loaned $4,154,111
Net amounts due to counterparty $129,460
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 47,849,040
Gross unrealized depreciation (14,653,858)
Net unrealized appreciation (depreciation) $ 33,195,182
Cost for federal income tax purposes $ 385,472,919

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 17,950,164 – 17,448,664 501,500
Basic Materials 2,479,431 – 2,479,431 –
Capital Goods 5,280,553 – 5,280,553 –
Collateralized Mortgage Obligations 19,053,896 – 18,403,896 650,000
Commercial Mortgage-Backed Securities 1,708,956 – 1,708,956 –
Communications Services 5,632,768 – 5,632,768 –
Consumer Cyclical 9,169,923 – 9,169,923 –
Consumer Non-Cyclical 8,200,205 – 8,200,205 –
Energy 7,007,005 – 7,007,005 –
Financials 23,115,883 – 23,115,883 –
Foreign Government 70,371 – 70,371 –
Mortgage-Backed Securities 58,586,628 – 58,586,628 –
Technology 7,042,975 – 7,042,975 –
Transportation 1,603,296 – 1,603,296 –
U.S. Government & Agencies 21,675,915 – 21,675,915 –
Utilities 7,038,396 – 7,038,396 –
Common Stock
Communications Services 9,787,599 9,783,617 3,982 –
Consumer Discretionary 13,819,433 13,819,433 – –
Consumer Staples 6,648,648 6,648,648 – –
Energy 6,517,154 6,517,154 – –
Financials 20,341,846 20,341,846 – –
Health Care 16,388,588 16,388,588 – –
Industrials 17,675,957 17,293,729 382,228 –
Information Technology 32,538,474 31,750,892 787,582 –
Materials 4,850,050 4,642,541 207,509 –
Real Estate 4,161,057 4,161,057 – –
Utilities 4,255,818 4,255,818 – –
Registered Investment Companies
U.S. Unaffiliated 3,685,045 3,669,433 – 15,612
Preferred Stock
Basic Materials 198,352 198,352 – –
Communications Services 219,933 219,933 – –
Financials 2,012,103 2,012,103 – –
Utilities 330,196 330,196 – –
Short-Term Investments 2,881,910 – 2,881,910 –
Subtotal Investments in Securities $341,928,528 $142,033,340 $198,728,076 $1,167,112
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 49,876,084
Affiliated Short-Term Investments 22,494,670
Collateral Held for Securities Loaned 4,154,111
Subtotal Other Investments $76,524,865
Total Investments at Value $418,453,393
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 327,979 327,979 – –
Credit Default Swaps 3,493 – 3,493 –
Total Asset Derivatives $331,472 $327,979 $3,493 $–
Liability Derivatives
Futures Contracts 116,764 62,324 54,440 –
Total Liability Derivatives $116,764 $62,324 $54,440 $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$2,829,765 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 7 September 2024 $ 763,129 $ 6,762
CBOT 2-Yr. U.S. Treasury Note 92 September 2024 18,732,303 55,822
CBOT 5-Yr. U.S. Treasury Note 33 September 2024 3,492,930 24,148
CBOT U.S. Long Bond 13 September 2024 1,520,224 17,839
CME E-mini S&P 500 Index 45 September 2024 12,382,039 41,336
CME Ultra Long Term U.S. Treasury Bond 67 September 2024 8,305,541 92,490
ICE mini MSCI EAFE Index 33 September 2024 3,835,321 30,959
ICE US mini MSCI Emerging Markets Index 80 September 2024 4,309,169 43,631
Total Futures Long Contracts $ 53,340,656 $ 312,987
CME E-mini Russell 2000 Index (102) September 2024 ( $ 10,505,049) ( $ 26,451)
CME E-mini S&P Mid-Cap 400 Index (41) September 2024 (12,092,337) (35,873)
CME Euro Foreign Exchange Currency (35) September 2024 (4,718,992) 14,992
Eurex Euro STOXX 50 Index (86) September 2024 (4,494,465) (54,440)
Total Futures Short Contracts ( $ 31,810,843) ($101,772)
Total Futures Contracts $ 21,529,813 $211,215

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of June 28, 2024. Investments totaling $99,345 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 950,000 $ – $ 3,493 $ 3,493
Total Credit Default Swaps $– $3,493 $3,493
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Balanced Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 14,992
Total Foreign Exchange Contracts 14,992
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 115,926
Total Equity Contracts 115,926
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 197,061
Total Interest Rate Contracts 197,061
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 3,493
Total Credit Contracts 3,493
Total Asset Derivatives $331,472
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 116,764
Total Equity Contracts 116,764
Total Liability Derivatives $116,764
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 757,685
Total Equity Contracts
757,685
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 47,344
Total Foreign Exchange Contracts 47,344
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (51,299)
Total Interest Rate Contracts
(51,299)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (80,026)
Total Credit Contracts
(80,026)
Total $673,704
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 118,881
Total Foreign Exchange Contracts 118,881
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 560,724
Total Equity Contracts 560,724
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,469,183)
Total Interest Rate Contracts (1,469,183)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 50,771
Total Credit Contracts 50,771
Total ($738,807)
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $19,686,784
Futures - Short (25,080,942)
Interest Rate Contracts
Futures - Long 32,849,416
Foreign Exchange Contracts
Futures - Short (4,501,727)
Credit Contracts
Credit Default Swaps - Buy Protection (59,634)

Balanced Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,750 $606 $790 $20,572 2,575 5.1%
Core International Equity 30,269 – 2,400 29,304 2,754 7.2
Total U.S. Affiliated Registered Investment
Companies 51,019 49,876 12.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 33,139 62,189 72,833 22,495 2,249 5.5
Total Affiliated Short-Term Investments 33,139 22,495 5.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,134 40,156 42,136 4,154 4,154 1.0
Total Collateral Held for Securities Loaned 6,134 4,154 1.0
Total Value $90,292 $76,525
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($183) $189 $ – $606
Core International Equity 85 1,350 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 0 (0) – 765
Total Income/Non Cash Income from Affiliated
Investments $1,371
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value ($98) $1,539 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 70.5% ) Value
Asset-Backed Securities (6.5%)
510 Asset Backed Trust
$ 598,017
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 580,166
558,125
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
546,309
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
534,725
720 East CLO, Ltd.
1,100,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
1,109,097
Affirm Asset Securitization Trust
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
652,403
800,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
809,531
188,228
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
188,829
1,000,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
996,877
Anchorage Capital CLO 21, Ltd.
875,000
7.986%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
875,265
Ares XL CLO, Ltd.
825,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
825,095
Barings CLO, Ltd.
400,000
8.736%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
401,334
Business Jet Securities, LLC
692,817
4.455%,  6/15/2037, Ser.
2022-1A, Class A
*
669,062
1,166,783
6.197%,  5/15/2039, Ser.
2024-1A, Class A
*
1,170,672
CarVal CLO, Ltd.
1,250,000
9.025%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,254,537
Cascade Funding Mortgage Trust,
LLC
366,271
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
359,236
Dryden 36 Senior Loan Fund
750,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
750,750
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
849,568
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,012,293
Madison Park Funding XVIII, Ltd.
500,000
7.486%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
500,235
MetroNet Infrastructure Issuer, LLC
1,000,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,010,084
Principal
Amount Long-Term Fixed Income (70.5%) Value
Asset-Backed Securities (6.5%) - continued
Neuberger Berman CLO, Ltd.
$ 1,225,000
8.590%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
$ 1,225,682
OZLM VIII, Ltd.
1,000,000
7.229%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,000,527
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
825,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
825,182
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,066,905
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
313,465
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
1,165,127
917,799
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
915,242
948,849
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
946,722
993,461
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,b
996,926
952,776
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,b
872,782
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
923,266
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,416,535
RCO VII Mortgage, LLC
877,749
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
875,033
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
424,022
Saxon Asset Securities Trust
399,056
3.242%,  8/25/2035, Ser.
2004-2, Class MF2
c
334,044
Sculptor CLO, Ltd.
625,000
7.986%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
624,974
Silver Point CLO 2, Ltd.
1,200,000
8.025%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
1,208,186
Stanwich Mortgage Loan
Company, LLC
426,676
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
414,904
Stratus Static CLO, Ltd.
850,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
850,266

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Asset-Backed Securities (6.5%) - continued
Symphony CLO XX, Ltd.
$ 700,000
8.337%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c,d
$ 702,100
Unlock HEA Trust
937,951
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
921,195
893,179
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
879,683
VCAT Asset Securitization, LLC
257,124
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
261,376
Vericrest Opportunity Loan
Transferee
973,156
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
899,729
1,178,750
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,095,818
802,786
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
719,542
228,734
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
209,809
1,265,143
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
1,124,113
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
240,255
Whitebox CLO I, Ltd.
250,000
7.318%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
250,000
Whitebox CLO III, Ltd.
725,000
7.790%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
726,343
Whitebox CLO IV, Ltd.
800,000
7.925%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
808,701
Wind River CLO, Ltd.
725,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
725,294
Total 41,059,816
Basic Materials (1.1%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
62,000 8.625%,  6/15/2029
a
63,627
ATI, Inc.
172,000 7.250%,  8/15/2030 177,548
ATI, Inc., Convertible
134,000 3.500%,  6/15/2025 479,519
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
a
155,767
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
a
206,789
Chemours Company
343,000 5.750%,  11/15/2028
a
316,674
Principal
Amount Long-Term Fixed Income (70.5%) Value
Basic Materials (1.1%) - continued
Cleveland-Cliffs, Inc.
$ 183,000 5.875%,  6/1/2027 $ 181,717
160,000 4.625%,  3/1/2029
a
151,409
Consolidated Energy Finance SA
466,000 5.625%,  10/15/2028
a
396,203
Ecolab, Inc.
119,000 2.125%,  2/1/2032 97,660
First Quantum Minerals, Ltd.
97,000 6.875%,  10/15/2027
a
94,765
FMC Corporation
77,000 5.150%,  5/18/2026 76,463
Glencore Funding, LLC
88,000 5.893%,  4/4/2054
a
84,602
147,000 4.000%,  3/27/2027
a
141,702
168,000 6.125%,  10/6/2028
a
171,971
Hecla Mining Company
120,000 7.250%,  2/15/2028 120,065
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
a
273,900
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
92,000 9.000%,  7/1/2028
a
92,729
INEOS Finance plc
227,000 7.500%,  4/15/2029
a
229,341
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
a
125,792
Mercer International, Inc.
93,000 5.125%,  2/1/2029 81,849
Methanex Corporation
117,000 5.125%,  10/15/2027 112,856
78,000 5.250%,  12/15/2029 75,257
Mineral Resources, Ltd.
48,000 9.250%,  10/1/2028
a
50,378
Mosaic Company
129,000 5.375%,  11/15/2028 129,461
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
130,000 5.350%,  3/15/2034
a
129,796
Novelis Corporation
110,000 3.250%,  11/15/2026
a
103,510
160,000 4.750%,  1/30/2030
a
148,433
110,000 3.875%,  8/15/2031
a
95,236
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 181,902
OCI NV
108,000 4.625%,  10/15/2025
a
106,120
Olin Corporation
122,000 5.125%,  9/15/2027 118,340
Peabody Energy Corporation,
Convertible
143,000 3.250%,  3/1/2028 187,544
SCIL IV, LLC/SCIL USA Holdings,
LLC
164,000 5.375%,  11/1/2026
a
158,579
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054
a
135,237
SNF Group SACA
286,000 3.375%,  3/15/2030
a
246,650
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
a
279,944

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Basic Materials (1.1%) - continued
Taseko Mines, Ltd.
$ 162,000 8.250%,  5/1/2030
a
$ 165,729
Tronox, Inc.
81,000 4.625%,  3/15/2029
a
73,118
United States Steel Corporation
303,000 6.875%,  3/1/2029 304,464
United States Steel Corporation,
Convertible
155,000 5.000%,  11/1/2026 440,820
Westlake Corporation
98,000 3.600%,  8/15/2026 94,297
Total 7,057,763
Capital Goods (2.0%)
AAR Escrow Issuer, LLC
107,000 6.750%,  3/15/2029
a
109,074
Advanced Drainage Systems, Inc.
182,000 6.375%,  6/15/2030
a
182,658
Amcor Finance USA, Inc.
88,000 5.625%,  5/26/2033 88,960
Array Technologies, Inc.,
Convertible
188,000 1.000%,  12/1/2028 151,661
Boeing Company
88,000 6.858%,  5/1/2054
a
90,303
266,000 5.930%,  5/1/2060 237,818
255,000 4.875%,  5/1/2025 252,292
166,000 2.196%,  2/4/2026 156,019
147,000 3.250%,  3/1/2028 134,035
145,000 5.150%,  5/1/2030 139,241
44,000 6.528%,  5/1/2034
a
45,052
Bombardier, Inc.
46,000 7.875%,  4/15/2027
a
46,117
122,000 6.000%,  2/15/2028
a
120,597
121,000 7.250%,  7/1/2031
a
124,233
217,000 7.000%,  6/1/2032
a
220,014
Brand Industrial Services, Inc.
184,000 10.375%,  8/1/2030
a
198,848
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
175,003
Camelot Return Merger Sub, Inc.
78,000 8.750%,  8/1/2028
a
76,471
Canpack SA/Canpack US, LLC
326,000 3.875%,  11/15/2029
a
292,245
Carrier Global Corporation
147,000 2.722%,  2/15/2030 129,867
Chart Industries, Inc.
289,000 7.500%,  1/1/2030
a
298,643
Chart Industries, Inc., Convertible
123,000 1.000%,  11/15/2024 302,892
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
38,331
Crown Cork & Seal Company, Inc.
244,000 7.375%,  12/15/2026 252,104
EquipmentShare.com, Inc.
81,000 8.625%,  5/15/2032
a
83,991
ESAB Corporation
64,000 6.250%,  4/15/2029
a
64,384
Principal
Amount Long-Term Fixed Income (70.5%) Value
Capital Goods (2.0%) - continued
Fluor Corporation, Convertible
$ 334,000 1.125%,  8/15/2029
a
$ 380,927
Gates Corporation
47,000 6.875%,  7/1/2029
a
47,820
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
a
216,552
219,000 3.500%,  9/1/2028
a
201,889
Greenbrier Companies, Inc.,
Convertible
213,000 2.875%,  4/15/2028 228,336
H&E Equipment Services, Inc.
448,000 3.875%,  12/15/2028
a
404,216
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
a
127,966
124,000 6.625%,  6/15/2029
a
125,739
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 170,782
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 138,290
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 138,216
Ingersoll Rand, Inc.
146,000 5.176%,  6/15/2029 145,994
43,000 5.700%,  8/14/2033 43,959
John Deere Capital Corporation
118,000 4.500%,  1/16/2029 115,996
82,000 4.700%,  6/10/2030 81,193
91,000 3.900%,  6/7/2032 84,248
46,000 5.150%,  9/8/2033 46,112
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 78,315
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 113,455
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
48,000 6.750%,  4/1/2032
a
48,341
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
a,e
145,817
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
147,408
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
a
273,237
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
a
349,325
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 165,727
42,000 4.700%,  3/15/2033 40,520
OI European Group BV
261,000 4.750%,  2/15/2030
a
238,619
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 118,711
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
139,715
62,000 7.375%,  6/1/2032
a
62,072
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
a
209,953
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 76,972

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Capital Goods (2.0%) - continued
Patrick Industries, Inc., Convertible
$ 113,000 1.750%,  12/1/2028 $ 136,730
Republic Services, Inc.
79,000 3.950%,  5/15/2028 75,946
90,000 5.000%,  12/15/2033 88,110
Reworld Holding Corporation
180,000 4.875%,  12/1/2029
a
164,291
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
a
199,692
RTX Corporation
133,000 5.750%,  1/15/2029 136,560
Sealed Air Corporation/Sealed Air
Corporation (US)
241,000 6.125%,  2/1/2028
a
240,419
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
a
237,647
Spirit AeroSystems, Inc.
242,000 9.750%,  11/15/2030
a
266,954
SRM Escrow Issuer, LLC
140,000 6.000%,  11/1/2028
a
136,775
Summit Materials, LLC/Summit
Materials Finance Corporation
64,000 7.250%,  1/15/2031
a
66,282
Textron, Inc.
147,000 3.650%,  3/15/2027 140,851
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 130,557
TransDigm, Inc.
420,000 5.500%,  11/15/2027 412,414
272,000 7.125%,  12/1/2031
a
280,263
227,000 6.625%,  3/1/2032
a
229,284
Trivium Packaging Finance
121,000 5.500%,  8/15/2026
a
118,554
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 217,037
Veralto Corporation
82,000 5.350%,  9/18/2028
a
82,343
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 39,970
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
81,293
57,000 6.625%,  3/15/2032
a
57,600
Total 12,456,847
Collateralized Mortgage Obligations (6.3%)
A&D Mortgage Trust
533,215
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
535,905
Alternative Loan Trust
362,963
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 197,464
Banc of America Alternative Loan
Trust
686,696
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 584,531
Banc of America Mortgage
Securities Trust
222,330
5.239%,  9/25/2035, Ser.
2005-H, Class 3A1
c
203,298
Principal
Amount Long-Term Fixed Income (70.5%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 21,187
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 19,356
CAFL Issuer, LLC
850,943
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
829,229
CHL Mortgage Pass-Through Trust
90,369
6.404%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
87,063
670,479
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 292,569
CHNGE Mortgage Trust
958,302
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
897,695
832,218
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
811,771
875,825
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
868,250
517,299
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
512,053
546,425
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
545,214
544,351
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
537,359
CIM Trust
933,159
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
928,278
Citigroup Mortgage Loan Trust,
Inc.
246,690
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 231,854
50,569
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
c
49,464
690,519
5.209%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
596,236
COLT Mortgage Loan Trust
761,275
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
758,882
Countrywide Alternative Loan Trust
326,035
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 260,780
127,788
3.973%,  10/25/2035, Ser.
2005-43, Class 1A1
c
101,246
178,252
4.003%,  10/25/2035, Ser.
2005-43, Class 4A1
c
142,557
182,158
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 142,510
Countrywide Home Loan
Mortgage Pass Through Trust
261,433
4.690%,  11/25/2035, Ser.
2005-22, Class 2A1
c
206,627
Credit Suisse Mortgage Trust
446,725
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
442,994
372,968
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
314,814
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
511,117
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 448,257

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
Federal Home Loan Mortgage
Corporation
$ 1,171,347
3.500%,  8/15/2035, Ser.
345, Class C8
f
$ 116,204
Federal Home Loan Mortgage
Corporation - REMIC
1,351,812
4.000%,  1/25/2051, Ser.
5249, Class LA 1,291,112
1,126,335
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 891,846
4,091,705
1.500%,  12/25/2050, Ser.
5107, Class IO
f
326,645
58,760
2.500%,  5/15/2027, Ser.
4106, Class HI
f
585
397,170
3.000%,  5/15/2027, Ser.
4046, Class GI
f
9,620
418,205
3.000%,  7/15/2027, Ser.
4084, Class NI
f
12,255
609,442
3.000%,  7/15/2027, Ser.
4074, Class IO
f
18,242
204,050
2.500%,  2/15/2028, Ser.
4162, Class AI
f
5,674
439,670
2.500%,  2/15/2028, Ser.
4161, Class UI
f
12,487
688,527
2.500%,  3/15/2028, Ser.
4177, Class EI
f
21,191
891,284
3.500%,  10/15/2032, Ser.
4119, Class KI
f
77,393
548,589
3.000%,  2/15/2033, Ser.
4170, Class IG
f
41,059
852,304
3.000%,  4/15/2033, Ser.
4203, Class DI
f
38,237
Federal National Mortgage
Association - REMIC
919,342
4.500%,  6/25/2052, Ser.
2022-43, Class MA 899,271
714,197
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
18,449
457,411
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
11,952
685,759
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
12,628
488,742
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
14,315
1,412,614
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
43,715
984,105
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
28,281
354,353
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
9,806
898,414
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
23,419
235,962
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
4,657
540,224
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
17,379
199,976
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
6,674
447,801
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
7,146
850,809
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
67,419
836,438
4.500%,  1/25/2046, Ser.
2022-68, Class BA 816,450
Principal
Amount Long-Term Fixed Income (70.5%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 107,851
6.911%,  3/25/2035, Ser.
2005-AA2, Class 1A1
c
$ 102,603
99,444
6.189%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
88,570
Flagstar Mortgage Trust
354,216
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
307,836
GCAT Trust
710,883
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
652,192
438,099
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
434,425
GMAC Mortgage Corporation
Loan Trust
377,823
3.874%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
310,047
Government National Mortgage
Association
87,805
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
1,604
GS Mortgage-Backed Securities
Trust
681,318
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
666,600
Home RE, Ltd.
1,000,000
9.935%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,046,944
850,000
8.835%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
866,148
HTAP
650,000
7.000%,  4/25/2037, Ser.
2024-1, Class A
a,c
635,645
IndyMac IMJA Mortgage Loan
Trust
562,463
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 243,519
J.P. Morgan Mortgage Trust
462,988
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
377,826
671,097
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
651,807
59,021
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 58,542
268,033
5.156%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
185,701
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
601,434
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a
500,353
Merrill Lynch Alternative Note
Asset Trust
505,904
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 180,359
MFRA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
998,319

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
MortgageIT Securities Corporation
Mortgage Loan Trust
$ 1,198,338
5.920%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
$ 978,005
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
650,120
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
752,731
Preston Ridge Partners Mortgage
Trust, LLC
809,556
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
776,051
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
579,116
PRKCM Trust
941,664
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
939,516
822,767
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
838,211
RCKT Mortgage Trust
695,251
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
699,633
Residential Accredit Loans, Inc.
Trust
281,146
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 237,885
196,976
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 152,390
199,750
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 159,977
Residential Asset Securitization
Trust
301,397
4.938%,  1/25/2034, Ser.
2004-IP1, Class A1
c
272,793
Residential Funding Mortgage
Security I Trust
453,950
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 342,516
ROC Securities Trust Series
607,560
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
605,609
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c,d
1,200,000
Sequoia Mortgage Trust
355,114
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
c
236,256
Structured Adjustable Rate
Mortgage Loan Trust
132,795
4.816%,  7/25/2035, Ser.
2005-15, Class 4A1
c
110,134
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
993,954
Triangle Re, Ltd.
1,100,000
8.735%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,122,862
Principal
Amount Long-Term Fixed Income (70.5%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
TVC Mortgage Trust
$ 900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
$ 899,097
Verus Securitization Trust
803,790
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
689,008
516,717
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
516,292
WaMu Mortgage Pass-Through
Certificates
100,519
6.600%,  5/25/2033, Ser.
2003-AR4, Class A7
c
96,118
Washington Mutual Mortgage
Pass-Through Certificates
243,272
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 198,241
Total 39,347,356
Commercial Mortgage-Backed Securities (0.5%)
BANK5 2023-5YR1
1,000,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
1,016,080
BBCMS Mortgage Trust
3,984,842
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
293,554
Silver Hill Trust
179,722
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
172,434
Velocity Commercial Capital Loan
Trust
562,276
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
563,588
398,168
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
400,322
790,758
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
812,671
Total 3,258,649
Communications Services (2.3%)
AMC Networks, Inc.
40,000 10.250%,  1/15/2029
a
39,408
AMC Networks, Inc., Convertible
37,000 4.250%,  2/15/2029
a
35,551
American Tower Corporation
161,000 4.400%,  2/15/2026 158,113
96,000 1.450%,  9/15/2026 88,089
127,000 5.500%,  3/15/2028 127,750
88,000 5.800%,  11/15/2028 89,707
126,000 3.800%,  8/15/2029 117,115
AT&T, Inc.
445,000 3.550%,  9/15/2055 300,015
288,000 4.300%,  2/15/2030 275,915
88,000 5.400%,  2/15/2034 88,001
Bell Telephone Company of
Canada
188,000 5.550%,  2/15/2054 182,208
87,000 5.100%,  5/11/2033 85,320
Cable One, Inc., Convertible
113,000 1.125%,  3/15/2028
e
83,878

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Communications Services (2.3%) - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 460,000 5.125%,  5/1/2027
a
$ 441,667
195,000 5.000%,  2/1/2028
a
182,304
460,000 4.750%,  3/1/2030
a
398,418
224,000 4.250%,  2/1/2031
a
182,883
109,000 4.750%,  2/1/2032
a
89,268
250,000 4.250%,  1/15/2034
a
189,764
CenterPoint Energy, Inc.,
Convertible
7,588 3.369%,  9/15/2029 257,688
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
80,000 6.150%,  11/10/2026 80,773
147,000 5.050%,  3/30/2029 141,369
142,000 6.550%,  6/1/2034 142,047
Cimpress plc
173,000 7.000%,  6/15/2026 172,862
Clear Channel Outdoor Holdings,
Inc.
39,000 7.875%,  4/1/2030
a
39,255
Clear Channel Worldwide
Holdings, Inc.
335,000 5.125%,  8/15/2027
a
319,920
Comcast Corporation
264,000 5.650%,  6/1/2054 263,550
210,000 3.400%,  4/1/2030 193,052
Connect Finco SARL/Connect US
Finco, LLC
149,000 6.750%,  10/1/2026
a
143,807
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 124,828
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 284,436
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
539,000 5.875%,  8/15/2027
a
506,976
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
a
314,371
113,000 8.750%,  5/15/2030
a
116,440
76,000 8.625%,  3/15/2031
a
78,290
GCI, LLC
225,000 4.750%,  10/15/2028
a
205,375
Gray Television, Inc.
132,000 7.000%,  5/15/2027
a,e
121,533
217,000 10.500%,  7/15/2029
a
218,167
Iliad Holding SASU
201,000 8.500%,  4/15/2031
a
203,520
Intelsat Jackson Holdings SA
207,000 6.500%,  3/15/2030
a
192,587
Lamar Media Corporation
154,000 3.625%,  1/15/2031 135,446
LCPR Senior Secured Financing
DAC
328,000 6.750%,  10/15/2027
a
307,183
Level 3 Financing, Inc.
77,888 10.500%,  4/15/2029
a
77,693
77,888 11.000%,  11/15/2029
a,e
79,703
138,000 10.500%,  5/15/2030
a
136,677
Principal
Amount Long-Term Fixed Income (70.5%) Value
Communications Services (2.3%) - continued
McGraw-Hill Education, Inc.
$ 197,000 5.750%,  8/1/2028
a
$ 189,966
Meta Platforms, Inc.
87,000 3.850%,  8/15/2032 80,880
News Corporation
276,000 3.875%,  5/15/2029
a
254,058
Nexstar Media, Inc.
93,000 5.625%,  7/15/2027
a
88,351
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
104,000 4.625%,  3/15/2030
a
93,646
Paramount Global
190,000 6.375%,  3/30/2062
c
167,800
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
a
217,610
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,c
47,873
132,000 5.000%,  2/15/2029 130,373
220,000 5.300%,  2/15/2034 215,876
Scripps Escrow II, Inc.
75,000 3.875%,  1/15/2029
a
52,236
Sinclair Television Group, Inc.
70,000 4.125%,  12/1/2030
a,e
46,900
Sirius XM Radio, Inc.
296,000 5.000%,  8/1/2027
a
283,337
200,000 4.000%,  7/15/2028
a
180,671
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 303,189
136,000 8.750%,  3/15/2032 163,582
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 107,729
TEGNA, Inc.
81,000 4.750%,  3/15/2026
a
79,179
255,000 4.625%,  3/15/2028 229,769
Telecom Italia Capital SA
12,000 6.000%,  9/30/2034
e
10,825
178,000 6.000%,  9/30/2034
a
168,456
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
189,461
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 85,824
165,000 3.375%,  4/15/2029 152,373
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
246,000 4.750%,  4/15/2028
a
201,141
Univision Communications, Inc.
31,000 8.000%,  8/15/2028
a
30,232
268,000 4.500%,  5/1/2029
a
225,246
114,000 7.375%,  6/30/2030
a
106,039
Urban One, Inc.
49,000 7.375%,  2/1/2028
a
37,661
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054 100,829
161,000 2.100%,  3/22/2028 144,792
147,000 3.150%,  3/22/2030 132,557
194,000 2.355%,  3/15/2032 158,590
Viasat, Inc.
129,000 6.500%,  7/15/2028
a,e
97,656

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Communications Services (2.3%) - continued
Virgin Media Finance plc
$ 97,000 5.000%,  7/15/2030
a
$ 79,981
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
188,315
Vodafone Group plc
57,000 5.125%,  6/4/2081
c
41,922
147,000 5.750%,  6/28/2054 142,361
83,000 5.875%,  6/28/2064 79,830
220,000 7.000%,  4/4/2079
c
226,688
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
a
215,726
Walt Disney Company
80,000 3.800%,  3/22/2030
e
75,772
Warnermedia Holdings, Inc.
87,000 3.638%,  3/15/2025 85,651
230,000 4.054%,  3/15/2029 212,403
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
86,000 7.750%,  8/15/2028
a
81,016
Ziggo Bond Company BV
95,000 5.125%,  2/28/2030
a,e
80,718
Ziggo BV
86,000 4.875%,  1/15/2030
a
76,455
Total 14,374,467
Consumer Cyclical (3.8%)
1011778 B.C., ULC/New Red
Finance, Inc.
381,000 4.375%,  1/15/2028
a
359,349
Adient Global Holdings, Ltd.
129,000 8.250%,  4/15/2031
a,e
134,627
Alimentation Couche-Tard, Inc.
144,000 5.617%,  2/12/2054
a
142,198
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
5,000 6.625%,  7/15/2026
a
4,985
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
a
373,955
Allison Transmission, Inc.
158,000 3.750%,  1/30/2031
a
138,524
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 81,625
175,000 4.700%,  12/1/2032 173,437
American Axle & Manufacturing,
Inc.
199,000 6.875%,  7/1/2028 198,611
225,000 5.000%,  10/1/2029
e
206,342
American Honda Finance
Corporation
133,000 5.650%,  11/15/2028 136,287
135,000 4.900%,  1/10/2034 131,008
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
43,000 7.000%,  4/15/2030
a
35,161
Arko Corporation
185,000 5.125%,  11/15/2029
a
161,048
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (3.8%) - continued
Asbury Automotive Group, Inc.
$ 136,000 5.000%,  2/15/2032
a
$ 123,217
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
162,172
17,000 4.625%,  4/1/2030
a
15,194
Aston Martin Capital Holdings, Ltd.
102,000 10.000%,  3/31/2029
a
100,502
Beazer Homes USA, Inc.
134,000 7.500%,  3/15/2031
a
133,720
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 81,224
Booking Holdings, Inc.,
Convertible
163,000 0.750%,  5/1/2025 342,807
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
a
244,702
Boyne USA, Inc.
128,000 4.750%,  5/15/2029
a
119,437
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
169,000 6.250%,  9/15/2027
a
166,328
Burlington Stores, Inc., Convertible
190,000 2.250%,  4/15/2025 223,155
89,000 1.250%,  12/15/2027
a
116,100
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
a
56,118
527,000 4.625%,  10/15/2029
a
483,138
97,000 6.500%,  2/15/2032
a
97,476
Carnival Corporation
152,000 7.625%,  3/1/2026
a
153,503
345,000 5.750%,  3/1/2027
a
340,833
198,000 4.000%,  8/1/2028
a
185,945
153,000 6.000%,  5/1/2029
a
151,136
Cedar Fair, LP
206,000 5.250%,  7/15/2029 197,341
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
39,000 5.375%,  4/15/2027 38,652
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
a
176,702
116,000 6.750%,  5/1/2031
a
116,628
Cinemark USA, Inc.
237,000 5.875%,  3/15/2026
a
234,419
Clarios Global, LP/Clarios US
Finance Company, Inc.
140,000 8.500%,  5/15/2027
a
140,790
287,000 6.750%,  5/15/2028
a
290,459
Crocs, Inc.
76,000 4.250%,  3/15/2029
a
69,272
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
38,712
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 53,957
Dana, Inc.
78,000 5.625%,  6/15/2028 75,674
117,000 4.500%,  2/15/2032 100,480

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (3.8%) - continued
eG Global Finance plc
$ 39,000 12.000%,  11/30/2028
a
$ 41,522
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 131,602
Expedia Group, Inc., Convertible
223,000 Zero Coupon,  2/15/2026 204,714
Ford Motor Company, Convertible
412,000 Zero Coupon,  3/15/2026 415,914
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 199,976
168,000 2.900%,  2/10/2029 148,126
148,000 7.122%,  11/7/2033 156,388
Forestar Group, Inc.
80,000 3.850%,  5/15/2026
a
76,545
Gap, Inc.
56,000 3.625%,  10/1/2029
a
48,482
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
110,463
General Motors Financial
Company, Inc.
83,000 1.200%,  10/15/2024 81,919
43,000 2.900%,  2/26/2025 42,191
111,000 2.750%,  6/20/2025 107,891
135,000 5.800%,  6/23/2028 136,654
104,000 5.800%,  1/7/2029 104,926
196,000 5.700%,  9/30/2030
c,g
183,989
63,000 5.750%,  2/8/2031 63,168
194,000 5.950%,  4/4/2034 194,166
Genuine Parts Company
89,000 6.500%,  11/1/2028 93,277
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
70,438
Goodyear Tire & Rubber Company
78,000 4.875%,  3/15/2027 75,397
185,000 5.000%,  7/15/2029 172,197
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
a
89,025
89,000 9.000%,  2/15/2031
a,e
93,249
Harley-Davidson Financial
Services, Inc.
134,000 5.950%,  6/11/2029
a
133,716
Hilton Domestic Operating
Company, Inc.
358,000 4.875%,  1/15/2030 343,599
39,000 4.000%,  5/1/2031
a
34,909
219,000 3.625%,  2/15/2032
a
189,519
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
278,000 5.000%,  6/1/2029
a
259,221
Home Depot, Inc.
81,000 5.300%,  6/25/2054 79,085
81,000 5.400%,  6/25/2064 78,941
137,000 3.250%,  4/15/2032 121,506
Hyundai Capital America
57,000 5.500%,  3/30/2026
a
56,940
147,000 3.000%,  2/10/2027
a,e
138,679
89,000 6.500%,  1/16/2029
a
92,938
International Game Technology plc
347,000 5.250%,  1/15/2029
a
335,757
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (3.8%) - continued
Jacobs Entertainment, Inc.
$ 158,000 6.750%,  2/15/2029
a
$ 146,537
Jaguar Land Rover Automotive plc
93,000 5.500%,  7/15/2029
a
89,136
KB Home
240,000 4.800%,  11/15/2029 226,284
L Brands, Inc.
370,000 6.625%,  10/1/2030
a
371,155
100,000 6.875%,  11/1/2035 100,853
Las Vegas Sands Corporation
89,000 5.900%,  6/1/2027 89,472
Light & Wonder International, Inc.
241,000 7.250%,  11/15/2029
a
246,135
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
83,374
Live Nation Entertainment, Inc.,
Convertible
169,000 2.000%,  2/15/2025
e
172,846
352,000 3.125%,  1/15/2029
e
388,668
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 212,524
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
a,e
262,033
78,000 6.125%,  3/15/2032
a
74,487
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 82,115
146,000 4.625%,  6/15/2030 141,693
Marriott Vacations Worldwide
Corporation, Convertible
251,000 Zero Coupon,  1/15/2026 231,150
297,000 3.250%,  12/15/2027 270,270
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
a
211,809
McDonald's Corporation
94,000 4.950%,  8/14/2033 92,575
Melco Resorts Finance, Ltd.
217,000 5.375%,  12/4/2029
a
193,894
200,000 7.625%,  4/17/2032
a
198,332
Meritage Homes Corporation,
Convertible
128,000 1.750%,  5/15/2028
a
127,104
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
a
92,000
NCL Corporation, Ltd.
91,000 5.875%,  3/15/2026
a
89,965
178,000 5.875%,  2/15/2027
a
175,675
Nordstrom, Inc.
92,000 4.375%,  4/1/2030 83,651
130,000 4.250%,  8/1/2031 115,594
PENN Entertainment, Inc.
195,000 4.125%,  7/1/2029
a,e
167,245
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
a
343,684
139,000 7.750%,  2/15/2029
a
135,368
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
253,000 5.750%,  4/15/2026
a
251,078
213,000 6.250%,  1/15/2028
a
209,895
QVC, Inc.
49,000 4.375%,  9/1/2028
e
35,833

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (3.8%) - continued
Raising Cane's Restaurants, LLC
$ 96,000 9.375%,  5/1/2029
a
$ 103,684
Rakuten Group, Inc.
117,000 11.250%,  2/15/2027
a
124,957
140,000 9.750%,  4/15/2029
a
144,305
Royal Caribbean Cruises, Ltd.
403,000 4.250%,  7/1/2026
a
390,022
178,000 9.250%,  1/15/2029
a
190,026
68,000 7.250%,  1/15/2030
a
70,408
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
a
32,169
SeaWorld Parks and
Entertainment, Inc.
189,000 5.250%,  8/15/2029
a
178,581
Service Corporation International/
US
78,000 3.375%,  8/15/2030 67,883
Six Flags Entertainment
Corporation
38,000 7.250%,  5/15/2031
a
38,688
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
39,000 6.625%,  5/1/2032
a
39,633
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
a
96,302
Sonic Automotive, Inc.
95,000 4.875%,  11/15/2031
a
83,646
Staples, Inc.
155,000 10.750%,  9/1/2029
a
147,301
Station Casinos, LLC
216,000 4.625%,  12/1/2031
a
192,521
Target Corporation
177,000 2.350%,  2/15/2030 155,135
Tenneco, Inc.
258,000 8.000%,  11/17/2028
a
234,869
Toyota Motor Credit Corporation
88,000 5.550%,  11/20/2030 90,397
87,000 4.800%,  1/5/2034 84,545
Tractor Supply Company
88,000 5.250%,  5/15/2033 87,228
Tripadvisor, Inc.
58,000 7.000%,  7/15/2025
a
58,164
Uber Technologies, Inc.,
Convertible
231,000 Zero Coupon,  12/15/2025 247,632
311,000 0.875%,  12/1/2028
a
369,779
Vail Resorts, Inc., Convertible
349,000 Zero Coupon,  1/1/2026 317,590
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
326,007
Victoria's Secret & Company
187,000 4.625%,  7/15/2029
a
155,475
Viking Cruises, Ltd.
399,000 5.875%,  9/15/2027
a
394,872
Volkswagen Group of America
Finance, LLC
56,000 3.350%,  5/13/2025
a
54,920
Wabash National Corporation
298,000 4.500%,  10/15/2028
a
268,147
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Cyclical (3.8%) - continued
Walgreens Boots Alliance, Inc.
$ 137,000 3.200%,  4/15/2030
e
$ 114,685
57,000 4.800%,  11/18/2044
e
44,759
WASH Multifamily Acquisition, Inc.
122,000 5.750%,  4/15/2026
a
119,266
Wyndham Hotels & Resorts, Inc.
201,000 4.375%,  8/15/2028
a
187,381
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
197,016
Yum! Brands, Inc.
272,000 4.750%,  1/15/2030
a
259,069
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
155,305
Total 23,548,780
Consumer Non-Cyclical (3.1%)
1375209 B.C., Ltd.
78,000 9.000%,  1/30/2028
a,e
75,003
AbbVie, Inc.
220,000 5.500%,  3/15/2064 217,180
132,000 5.350%,  3/15/2044 130,474
AdaptHealth, LLC
349,000 4.625%,  8/1/2029
a
302,410
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
250,000 4.625%,  1/15/2027
a
241,479
261,000 3.500%,  3/15/2029
a
234,780
Altria Group, Inc.
88,000 6.200%,  11/1/2028 91,252
Amgen, Inc.
128,000 5.150%,  3/2/2028 127,981
Anheuser-Busch InBev Worldwide,
Inc.
195,000 4.750%,  1/23/2029 193,894
266,000 5.000%,  6/15/2034 263,951
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 83,594
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 172,974
131,000 5.000%,  2/26/2034 130,274
B&G Foods, Inc.
152,000 8.000%,  9/15/2028
a,h
154,466
BAT Capital Corporation
97,000 6.343%,  8/2/2030 101,125
57,000 5.834%,  2/20/2031 57,804
93,000 7.750%,  10/19/2032 104,577
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
49,140
Bausch Health Companies, Inc.
124,000 5.500%,  11/1/2025
a
115,510
290,000 4.875%,  6/1/2028
a
217,024
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 69,985
147,000 2.823%,  5/20/2030 129,981
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
a
166,016
BioMarin Pharmaceutical, Inc.,
Convertible
250,000 1.250%,  5/15/2027
e
238,679

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Non-Cyclical (3.1%) - continued
Bio-Rad Laboratories, Inc.
$ 133,000 3.300%,  3/15/2027 $ 125,968
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 173,515
89,000 5.750%,  2/1/2031 92,402
43,000 5.900%,  11/15/2033 45,137
Campbell Soup Company
286,000 5.400%,  3/21/2034 284,122
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
140,630
Catalent Pharma Solutions, Inc.
97,000 3.125%,  2/15/2029
a
92,837
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 311,930
Charles River Laboratories
International, Inc.
94,000 4.000%,  3/15/2031
a
83,839
Chefs' Warehouse, Inc.,
Convertible
137,000 2.375%,  12/15/2028 151,982
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
a
37,004
Chobani, LLC/Chobani Finance
Corporation, Inc.
146,000 4.625%,  11/15/2028
a
137,884
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
a
177,861
59,000 8.000%,  12/15/2027
a
58,504
251,000 6.000%,  1/15/2029
a
221,509
127,000 5.250%,  5/15/2030
a
104,710
111,000 4.750%,  2/15/2031
a
87,272
109,000 10.875%,  1/15/2032
a
113,446
Cigna Group
88,000 5.600%,  2/15/2054 84,488
110,000 2.400%,  3/15/2030 95,171
Coca-Cola Company
88,000 5.300%,  5/13/2054 87,323
Concentra Escrow Issuer
Corporation
24,000 6.875%,  7/15/2032
a,h
24,316
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 88,665
195,000 3.150%,  8/1/2029 176,846
32,000 4.900%,  5/1/2033 30,894
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
a
330,748
37,000 6.625%,  7/15/2030
a
37,548
CVS Health Corporation
176,000 6.050%,  6/1/2054 172,604
81,000 5.000%,  2/20/2026 80,379
77,000 4.300%,  3/25/2028 74,353
88,000 5.300%,  6/1/2033 85,999
267,000 4.780%,  3/25/2038 238,382
282,000 6.000%,  6/1/2044 276,341
Diageo Capital plc
97,000 2.000%,  4/29/2030 82,680
130,000 5.625%,  10/5/2033 134,946
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
a
195,139
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Non-Cyclical (3.1%) - continued
Eli Lilly & Company
$ 176,000 5.000%,  2/9/2054 $ 168,077
176,000 4.700%,  2/27/2033 172,965
Embecta Corporation
91,000 6.750%,  2/15/2030
a
79,096
Encompass Health Corporation
346,000 4.500%,  2/1/2028 329,131
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a
80,494
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
a
303,057
Envista Holdings Corporation,
Convertible
97,000 1.750%,  8/15/2028
a
82,620
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
a,e
69,551
General Mills, Inc.
35,000 4.950%,  3/29/2033 34,090
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 89,650
Grifols SA
97,000 4.750%,  10/15/2028
a,e
83,709
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
76,000 7.875%,  9/1/2025
a
74,642
HLF Financing SARL, LLC/
Herbalife International, Inc.
144,000 4.875%,  6/1/2029
a
99,766
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
a
104,800
Integer Holdings Corporation,
Convertible
267,000 2.125%,  2/15/2028 381,142
Jazz Investments I, Ltd.,
Convertible
418,000 2.000%,  6/15/2026 401,489
Jazz Securities DAC
155,000 4.375%,  1/15/2029
a
143,896
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
231,000 2.500%,  1/15/2027 214,933
114,000 3.625%,  1/15/2032 98,414
Johnson & Johnson
176,000 5.250%,  6/1/2054 176,750
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
78,000 9.000%,  2/15/2029
a
79,942
Kenvue, Inc.
44,000 5.000%,  3/22/2030 44,144
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 96,438
172,000 5.300%,  3/15/2034 171,153
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 94,692
Kroger Company
80,000 4.500%,  1/15/2029 78,475
Legacy LifePoint Health, LLC
104,000 4.375%,  2/15/2027
a
99,346

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Non-Cyclical (3.1%) - continued
LifePoint Health, Inc.
$ 153,000 9.875%,  8/15/2030
a
$ 163,163
98,000 11.000%,  10/15/2030
a
107,973
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
261,119
McKesson Corporation
95,000 1.300%,  8/15/2026 87,643
Medline Borrower, LP/Medline Co-
Issuer, Inc.
176,000 6.250%,  4/1/2029
a
177,992
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 82,663
ModivCare, Inc.
69,000 5.875%,  11/15/2025
a
70,014
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
a
247,725
184,000 5.250%,  10/1/2029
a
175,596
MPH Acquisition Holdings, LLC
76,000 5.500%,  9/1/2028
a
57,374
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
143,303
Newell Brands, Inc.
81,000 6.375%,  9/15/2027
e
79,878
80,000 6.625%,  9/15/2029 78,442
Organon & Company/Organon
Foreign Debt Co-Issuer BV
106,000 4.125%,  4/30/2028
a
98,442
299,000 5.125%,  4/30/2031
a
268,577
Owens & Minor, Inc.
234,000 6.625%,  4/1/2030
a,e
212,730
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
106,518
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 125,027
Philip Morris International, Inc.
168,000 4.875%,  2/15/2028 166,535
93,000 5.625%,  11/17/2029 94,987
88,000 5.125%,  2/13/2031 87,066
93,000 5.750%,  11/17/2032 94,947
132,000 5.250%,  2/13/2034 129,501
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
107,513
195,000 4.500%,  9/15/2031
a
174,788
Post Holdings, Inc., Convertible
282,000 2.500%,  8/15/2027 309,918
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
a
218,340
Procter & Gamble Company
81,000 1.200%,  10/29/2030 65,967
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a
127,862
93,000 1.930%,  12/13/2028
a
82,088
136,000 2.076%,  12/13/2031
a
111,005
Royalty Pharma plc
222,000 1.200%,  9/2/2025 210,835
123,000 5.150%,  9/2/2029 121,961
Scotts Miracle-Gro Company
97,000 4.500%,  10/15/2029 88,664
Simmons Foods, Inc.
318,000 4.625%,  3/1/2029
a
279,636
Principal
Amount Long-Term Fixed Income (70.5%) Value
Consumer Non-Cyclical (3.1%) - continued
Spectrum Brands, Inc.,
Convertible
$ 102,000 3.375%,  6/1/2029
a
$ 98,226
Star Parent, Inc.
160,000 9.000%,  10/1/2030
a
167,983
Sysco Corporation
84,000 5.950%,  4/1/2030 87,418
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054
h
224,295
161,000 5.000%,  11/26/2028 159,796
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 494,210
140,000 6.125%,  10/1/2028 139,300
Teva Pharmaceutical Finance
Netherlands III BV
188,000 3.150%,  10/1/2026 176,445
Topgolf Callaway Brands
Corporation, Convertible
122,000 2.750%,  5/1/2026 134,932
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 100,192
Varex Imaging Corporation,
Convertible
30,000 4.000%,  6/1/2025 29,981
Viterra Finance BV
178,000 3.200%,  4/21/2031
a
153,742
Winnebago Industries, Inc.,
Convertible
152,000 3.250%,  1/15/2030
a
141,360
Wyeth, LLC
215,000 6.500%,  2/1/2034 236,225
Zoetis, Inc.
131,000 5.600%,  11/16/2032 133,983
Total 19,753,269
Energy (3.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
158,975
Apache Corporation
131,000 4.375%,  10/15/2028 124,077
Archrock Partners, LP/Archrock
Partners Finance Corporation
271,000 6.250%,  4/1/2028
a
268,394
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
162,000 8.250%,  12/31/2028
a
165,969
78,000 5.875%,  6/30/2029
a
76,227
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
a
181,969
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
124,000 7.000%,  7/15/2029
a
126,280
Borr IHC, Ltd./Borr Finance, LLC
195,146 10.375%,  11/15/2030
a
204,116
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 227,657
127,000 4.812%,  2/13/2033 123,120
BP Capital Markets plc
165,000 4.875%,  3/22/2030
c,g
155,556

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Energy (3.0%) - continued
$ 177,000 6.450%,  12/1/2033
c,g
$ 181,820
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
104,274
152,000 6.875%,  7/1/2029
a
152,568
California Resources Corporation
93,000 8.250%,  6/15/2029
a
94,939
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 92,406
97,000 3.250%,  1/31/2032 82,792
114,000 5.950%,  6/30/2033 115,590
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034
a
77,061
Civitas Resources, Inc.
118,000 8.375%,  7/1/2028
a
123,644
56,000 8.625%,  11/1/2030
a
60,044
203,000 8.750%,  7/1/2031
a
217,403
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
98,837
CNX Resources Corporation,
Convertible
192,000 2.250%,  5/1/2026 369,781
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
78,621
175,000 6.042%,  8/15/2028
a
178,975
Comstock Resources, Inc.
156,000 6.750%,  3/1/2029
a
149,982
183,000 5.875%,  1/15/2030
a
170,285
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
a
205,700
Crescent Energy Finance, LLC
97,000 9.250%,  2/15/2028
a
102,484
241,000 7.625%,  4/1/2032
a
245,625
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
180,085
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
67,179
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 201,644
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
a
120,100
Enbridge, Inc.
190,000 7.375%,  1/15/2083
c
190,185
182,000 7.625%,  1/15/2083
c
186,047
132,000 5.950%,  4/5/2054 130,955
44,000 5.700%,  3/8/2033 44,346
Enerflex, Ltd.
155,000 9.000%,  10/15/2027
a
156,949
Energy Transfer, LP
89,000 5.950%,  5/15/2054 86,665
297,000 8.000%,  5/15/2054
c
310,659
88,000 6.050%,  9/1/2054 86,777
210,000 6.500%,  11/15/2026
c,g
207,134
87,000 4.400%,  3/15/2027 84,858
54,000 7.125%,  5/15/2030
c,g
53,489
87,000 6.400%,  12/1/2030 91,482
90,000 5.600%,  9/1/2034 89,403
Principal
Amount Long-Term Fixed Income (70.5%) Value
Energy (3.0%) - continued
Enterprise Products Operating,
LLC
$ 97,000 4.150%,  10/16/2028 $ 93,771
215,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
c
213,898
EQM Midstream Partners, LP
480,000 4.750%,  1/15/2031
a
448,821
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 130,438
186,000 7.875%,  5/15/2032 187,773
Harvest Midstream I, LP
195,000 7.500%,  9/1/2028
a
198,120
117,000 7.500%,  5/15/2032
a
118,795
Hess Midstream Operations, LP
175,000 4.250%,  2/15/2030
a
160,634
Hilcorp Energy I, LP/Hilcorp
Finance Company
259,000 5.750%,  2/1/2029
a
250,626
78,000 6.000%,  4/15/2030
a
75,344
149,000 6.250%,  4/15/2032
a
143,290
Howard Midstream Energy
Partners, LLC
124,000 7.375%,  7/15/2032
a
125,929
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
a
240,092
Kodiak Gas Services, LLC
98,000 7.250%,  2/15/2029
a
100,457
Laredo Petroleum, Inc.
299,000 7.750%,  7/31/2029
a
301,369
MEG Energy Corporation
227,000 5.875%,  2/1/2029
a
220,807
MPLX, LP
243,000 1.750%,  3/1/2026 228,349
43,000 5.000%,  3/1/2033 41,082
123,000 5.500%,  6/1/2034 121,131
Nabors Industries, Inc.
78,000 7.375%,  5/15/2027
a
79,341
199,000 9.125%,  1/31/2030
a
206,151
National Fuel Gas Company
195,000 5.500%,  1/15/2026 194,376
New Fortress Energy, Inc.
78,000 6.750%,  9/15/2025
a
75,718
64,000 8.750%,  3/15/2029
a,e
58,424
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
66,229
97,000 8.375%,  2/15/2032
a
98,493
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
81,176
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
a
182,575
Northern Oil and Gas, Inc.,
Convertible
223,000 3.625%,  4/15/2029 256,673
NuStar Logistics, LP
158,000 6.375%,  10/1/2030 160,664
Occidental Petroleum Corporation
174,000 8.875%,  7/15/2030 200,378
ONEOK, Inc.
146,000 2.200%,  9/15/2025 140,182
83,000 5.550%,  11/1/2026 83,339

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Energy (3.0%) - continued
$ 87,000 5.650%,  11/1/2028 $ 88,307
Ovintiv, Inc.
103,000 5.650%,  5/15/2028 104,171
89,000 6.250%,  7/15/2033 91,739
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 123,824
Permian Resources Operating,
LLC
121,000 7.000%,  1/15/2032
a
124,299
Permian Resources Operating,
LLC, Convertible
92,000 3.250%,  4/1/2028 253,350
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 100,542
Plains All American Pipeline, LP
110,000
9.694%,  (TSFR3M +
4.372%), 8/1/2024
c,g
109,517
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 203,220
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
133,983
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
a
227,527
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
131,369
Rockcliff Energy II, LLC
185,000 5.500%,  10/15/2029
a
173,170
Rockies Express Pipeline, LLC
203,000 4.950%,  7/15/2029
a
191,103
Saturn Oil & Gas, Inc.
93,000 9.625%,  6/15/2029
a
93,869
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
58,901
SM Energy Company
135,000 6.500%,  7/15/2028 133,839
Southwestern Energy Company
135,000 4.750%,  2/1/2032 124,190
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 77,187
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 95,042
Sunoco, LP
234,000 7.000%,  5/1/2029
a
239,823
Sunoco, LP/Sunoco Finance
Corporation
114,000 5.875%,  3/15/2028 113,504
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
317,000 5.500%,  1/15/2028
a
303,286
117,000 7.375%,  2/15/2029
a
117,572
Talos Production, Inc.
83,000 9.000%,  2/1/2029
a
87,112
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 222,341
Principal
Amount Long-Term Fixed Income (70.5%) Value
Energy (3.0%) - continued
Teine Energy, Ltd.
$ 190,000 6.875%,  4/15/2029
a
$ 185,926
TotalEnergies Capital SA
264,000 5.488%,  4/5/2054 260,346
TransCanada Trust
313,000 5.875%,  8/15/2076
c
306,335
Transocean, Inc.
64,800 8.750%,  2/15/2030
a
68,032
UGI Corporation, Convertible
67,000 5.000%,  6/1/2028
a
66,632
USA Compression Partners, LP/
USA Compression Finance
Corporation
138,000 7.125%,  3/15/2029
a
139,050
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
178,062
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
a
248,632
160,000 4.125%,  8/15/2031
a
143,579
Venture Global LNG, Inc.
290,000 8.125%,  6/1/2028
a
298,763
355,000 8.375%,  6/1/2031
a
368,217
170,000 9.875%,  2/1/2032
a
185,032
Viridien SA
39,000 8.750%,  4/1/2027
a
37,172
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 161,773
98,000 2.600%,  3/15/2031 82,781
Total 18,740,692
Financials (8.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
54,000 4.250%,  2/15/2029
a
49,053
76,000 7.500%,  11/6/2030
a
76,053
AerCap Holdings NV
220,000 5.875%,  10/10/2079
c,e
218,950
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.500%,  7/15/2025 151,147
150,000 5.750%,  6/6/2028 151,564
254,000 3.000%,  10/29/2028 230,828
Agree, LP
91,000 5.625%,  6/15/2034 90,066
Air Lease Corporation
114,000 2.300%,  2/1/2025 111,563
180,000 4.650%,  6/15/2026
c,g
170,859
98,000 3.125%,  12/1/2030 85,629
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
a,c,g
197,649
98,000 2.850%,  1/26/2028
a
88,668
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
73,034
159,000 6.750%,  4/15/2028
a
159,252
80,000 7.000%,  1/15/2031
a
80,818
Ally Financial, Inc.
145,000 5.750%,  11/20/2025
e
144,085
255,000 4.700%,  5/15/2026
c,g
224,398
98,000 8.000%,  11/1/2031 108,152

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
$ 122,000 6.700%,  2/14/2033
e
$ 121,289
American Express Company
190,000 3.550%,  9/15/2026
c,g
177,118
178,000 6.338%,  10/30/2026
c
179,748
222,000 2.550%,  3/4/2027 207,490
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 78,811
American International Group, Inc.
176,000 5.125%,  3/27/2033 173,348
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
65,177
192,000 4.875%,  6/30/2029
a
178,611
Aon North America, Inc.
176,000 5.750%,  3/1/2054 172,138
Arbor Realty Trust, Inc.,
Convertible
17,000 7.500%,  8/1/2025 16,979
Ares Capital Corporation
57,000 4.250%,  3/1/2025 56,290
191,000 2.150%,  7/15/2026 176,523
108,000 5.875%,  3/1/2029 106,445
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 128,180
Assurant, Inc.
128,000 6.100%,  2/27/2026 129,414
Australia & New Zealand Banking
Group, Ltd.
216,000 2.950%,  7/22/2030
a,c
209,231
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
94,722
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
a
189,401
180,000 5.750%,  3/1/2029
a
178,981
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
a
66,710
Banco Santander SA
82,000 4.750%,  11/12/2026
c,g
73,292
Bank of America Corporation
244,000 4.200%,  8/26/2024 243,384
475,000 6.250%,  9/5/2024
c,g
473,030
240,000 6.100%,  3/17/2025
c,g
239,300
279,000 1.319%,  6/19/2026
c
267,340
225,000 6.125%,  4/27/2027
c,g
226,211
145,000 1.734%,  7/22/2027
c
134,404
186,000 4.376%,  4/27/2028
c
181,543
294,000 3.593%,  7/21/2028
c
279,824
127,000 4.948%,  7/22/2028
c
125,979
145,000 5.819%,  9/15/2029
c
148,035
392,000 3.974%,  2/7/2030
c
371,233
328,000 2.687%,  4/22/2032
c
277,200
144,000 2.572%,  10/20/2032
c
119,355
179,000 2.972%,  2/4/2033
c
151,483
134,000 5.468%,  1/23/2035
c
133,864
92,000 3.846%,  3/8/2037
c
80,626
Bank of Montreal
167,000 5.266%,  12/11/2026 166,746
130,000 5.203%,  2/1/2028 130,190
92,000 3.088%,  1/10/2037
c
75,285
Bank of New York Mellon
Corporation
95,000 6.317%,  10/25/2029
c
99,294
127,000 4.596%,  7/26/2030
c
124,111
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
$ 91,000 6.474%,  10/25/2034
c
$ 98,143
Bank of Nova Scotia
110,000 4.900%,  6/4/2025
c,g
107,828
98,000 1.050%,  3/2/2026 91,245
Barclays plc
164,000 6.125%,  12/15/2025
c,g
160,719
134,000 2.852%,  5/7/2026
c
130,648
85,000 5.501%,  8/9/2028
c
84,840
145,000 4.972%,  5/16/2029
c
141,926
110,000 6.224%,  5/9/2034
c
112,709
88,000 7.119%,  6/27/2034
c
93,363
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 244,349
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 85,040
Blackstone Mortgage Trust, Inc.,
Convertible
53,000 5.500%,  3/15/2027 47,435
Blue Owl Capital Corporation II
86,000 8.450%,  11/15/2026
a
88,730
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 129,415
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
46,476
147,000 3.750%,  6/17/2026
a
137,022
Blue Owl Technology Finance
Corporation II
44,000 6.750%,  4/4/2029
a
43,045
BNP Paribas SA
141,000 2.819%,  11/19/2025
a,c
139,244
122,000 3.132%,  1/20/2033
a,c
102,667
BPCE SA
114,000 2.375%,  1/14/2025
a
111,752
Bread Financial Holdings, Inc.,
Convertible
153,000 4.250%,  6/15/2028 203,617
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 141,865
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
195,763
Camden Property Trust
84,000 4.900%,  1/15/2034 80,368
Canadian Imperial Bank of
Commerce
80,000 5.926%,  10/2/2026 81,024
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
c,g
101,228
135,000 3.273%,  3/1/2030
c
121,857
Capital One NA
171,000 2.280%,  1/28/2026
c
167,478
Castlelake Aviation Finance DAC
126,000 5.000%,  4/15/2027
a
121,592
Centene Corporation
361,000 3.000%,  10/15/2030 308,680
176,000 2.625%,  8/1/2031 144,534
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
c,g
435,061
169,000 0.900%,  3/11/2026 156,716

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
$ 340,000 4.000%,  6/1/2026
c,g
$ 319,007
84,000 5.875%,  8/24/2026 84,965
126,000 2.000%,  3/20/2028 113,099
87,000 6.136%,  8/24/2034
c
90,596
Citigroup, Inc.
101,000 5.000%,  9/12/2024
c,g
100,346
274,000 5.500%,  9/13/2025 273,698
325,000 3.875%,  2/18/2026
c,g
307,582
338,000 1.122%,  1/28/2027
c
315,236
194,000 1.462%,  6/9/2027
c
179,805
172,000 3.070%,  2/24/2028
c
162,323
90,000 7.375%,  5/15/2028
c,e,g
92,363
175,000 7.625%,  11/15/2028
c,e,g
182,207
391,000 4.075%,  4/23/2029
c
374,840
107,000 7.125%,  8/15/2029
c,g
106,761
87,000 6.174%,  5/25/2034
c
88,478
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
c,e,g
183,676
CNA Financial Corporation
176,000 5.125%,  2/15/2034 170,395
Coinbase Global, Inc., Convertible
227,000 0.500%,  6/1/2026 233,129
283,000 0.250%,  4/1/2030
a
272,529
Comerica, Inc.
120,000 5.625%,  7/1/2025
c,g
117,286
48,000 5.982%,  1/30/2030
c
47,296
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
97,050
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
a,c
106,324
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 181,272
COPT Defense Properties, LP,
Convertible
64,000 5.250%,  9/15/2028
a
66,688
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
c
137,231
87,000 6.050%,  9/15/2033
a
89,224
100,000 5.750%,  1/15/2034 100,663
Credit Acceptance Corporation
146,000 9.250%,  12/15/2028
a
154,309
Credit Agricole SA
196,000 8.125%,  12/23/2025
a,c,g
198,881
98,000 3.250%,  1/14/2030
a
86,229
Credit Suisse Group AG
110,000 7.250%,  N/A
*,i
12,100
110,000 7.500%,  N/A
*,i
12,100
Dai-ichi Life Insurance Company,
Ltd.
243,000 5.100%,  10/28/2024
a,c,g
242,109
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
c
315,069
150,000 2.311%,  11/16/2027
c
138,490
124,000 6.819%,  11/20/2029
c
128,958
136,000 3.742%,  1/7/2033
c
111,864
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
195,753
Discover Financial Services
46,000 6.700%,  11/29/2032 48,001
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
Diversified Healthcare Trust
$ 93,000 Zero Coupon,  1/15/2026
a
$ 81,150
Drawbridge Special Opportunities
Fund, LP
264,000 3.875%,  2/15/2026
a
250,736
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 174,111
133,000 5.350%,  10/15/2025 132,839
257,000 2.550%,  3/15/2031 219,093
Encore Capital Group, Inc.,
Convertible
164,000 4.000%,  3/15/2029 151,208
Equitable Holdings, Inc.
26,000 4.572%,  2/15/2029
a
24,994
Extra Space Storage, LP
84,000 5.900%,  1/15/2031 85,783
96,000 2.400%,  10/15/2031 78,873
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054
a
132,086
Federal Realty OP, LP, Convertible
113,000 3.250%,  1/15/2029
a
108,706
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
c,g
232,021
86,000 4.772%,  7/28/2030
c
82,716
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 229,938
First Horizon Bank
146,000 5.750%,  5/1/2030
e
139,172
FirstCash, Inc.
190,000 5.625%,  1/1/2030
a
179,950
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
101,684
Fortress Transportation and
Infrastructure Investors, LLC
79,000 5.500%,  5/1/2028
a
76,594
145,000 7.000%,  5/1/2031
a
148,140
108,000 7.000%,  6/15/2032
a
109,528
Freedom Mortgage Corporation
79,000 7.625%,  5/1/2026
a
78,440
Freedom Mortgage Holdings, LLC
176,000 9.250%,  2/1/2029
a
175,886
76,000 9.125%,  5/15/2031
a
73,956
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 91,333
97,000 2.625%,  1/15/2027 87,561
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
85,313
65,000 6.875%,  4/15/2029
a
66,138
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
239,000 3.750%,  12/15/2027
a
209,396
goeasy, Ltd.
128,000 9.250%,  12/1/2028
a
135,856
39,000 7.625%,  7/1/2029
a
39,781
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 80,624
Goldman Sachs Group, Inc.
183,000 5.500%,  8/10/2024
c,e,g
181,803
111,000 3.500%,  4/1/2025 109,302
167,000 4.250%,  10/21/2025 164,073

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
$ 166,000 0.855%,  2/12/2026
c
$ 160,995
124,000 3.650%,  8/10/2026
c,g
115,307
188,000 4.125%,  11/10/2026
c,g
175,827
173,000 1.948%,  10/21/2027
c
159,754
92,000 2.640%,  2/24/2028
c
85,808
185,000 4.482%,  8/23/2028
c
180,803
196,000 3.814%,  4/23/2029
c
185,972
98,000 3.800%,  3/15/2030 91,623
98,000 2.615%,  4/22/2032
c
82,394
97,000 2.383%,  7/21/2032
c
79,659
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 87,024
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
a
20,978
77,000 3.750%,  8/15/2028
a
94,672
Health Care Service Corporation
134,000 5.450%,  6/15/2034
a
132,432
HSBC Holdings plc
110,000 6.375%,  3/30/2025
c,g
109,670
141,000 2.633%,  11/7/2025
c
139,356
273,000 4.583%,  6/19/2029
c
263,901
35,000 4.600%,  12/17/2030
c,g
29,997
117,000 2.804%,  5/24/2032
c
97,905
HUB International, Ltd.
225,000 7.250%,  6/15/2030
a
230,654
Huntington Bancshares, Inc./OH
260,000 4.450%,  10/15/2027
c,g
236,690
214,000 5.709%,  2/2/2035
c
210,677
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
125,000 6.250%,  5/15/2026 124,013
308,000 5.250%,  5/15/2027 289,096
ING Groep NV
200,000 1.726%,  4/1/2027
c
187,050
100,000 6.083%,  9/11/2027
c
101,110
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 132,488
Intesa Sanpaolo SPA
97,000 4.198%,  6/1/2032
a,c
82,067
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 115,122
J.P. Morgan Chase & Company
347,000 5.000%,  8/1/2024
c,g
346,008
136,000 4.600%,  2/1/2025
c,g
134,105
190,000 3.650%,  6/1/2026
c,g
179,713
277,000 1.045%,  11/19/2026
c
260,233
195,000 1.578%,  4/22/2027
c
181,976
178,000 2.947%,  2/24/2028
c
167,656
294,000 4.005%,  4/23/2029
c
281,111
97,000 2.069%,  6/1/2029
c
86,287
392,000 4.493%,  3/24/2031
c
377,585
92,000 2.963%,  1/25/2033
c
78,440
83,000 4.912%,  7/25/2033
c
80,613
94,000 5.717%,  9/14/2033
c
95,301
83,000 5.350%,  6/1/2034
c
82,632
98,000 6.254%,  10/23/2034
c
103,940
44,000 5.336%,  1/23/2035
c
43,737
147,000 5.766%,  4/22/2035
c
150,823
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 249,960
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
Jane Street Group/JSG Finance,
Inc.
$ 123,000 4.500%,  11/15/2029
a
$ 115,383
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
71,953
Jefferson Capital Holdings, LLC
65,000 6.000%,  8/15/2026
a
64,009
162,000 9.500%,  2/15/2029
a
166,994
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 132,271
166,000 5.000%,  1/26/2033 153,108
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 115,096
63,000 6.250%,  1/15/2036 59,789
Kite Realty Group, LP
44,000 5.500%,  3/1/2034 43,018
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
8,837
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
81,000 4.250%,  2/1/2027
a
76,716
212,000 4.750%,  6/15/2029
a
195,836
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,c
41,206
Lincoln National Corporation
235,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
191,266
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
c
287,974
M&T Bank Corporation
290,000 3.500%,  9/1/2026
c,g
242,005
Macquarie Airfinance Holdings,
Ltd.
269,000 6.400%,  3/26/2029
a
273,550
37,000 6.500%,  3/26/2031
a
38,048
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,c,e
178,935
Manufacturers & Traders Trust
Company
177,000 4.700%,  1/27/2028 170,646
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 72,965
MetLife, Inc.
240,000 3.850%,  9/15/2025
c,g
232,287
130,000 5.875%,  3/15/2028
c,g
129,194
182,000 6.400%,  12/15/2036 184,212
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
141,486
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 190,000
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 128,392
200,000 1.538%,  7/20/2027
c
185,075
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
c
185,129
200,000 2.564%,  9/13/2031 162,733
88,000 5.748%,  7/6/2034
c
89,398

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
Molina Healthcare, Inc.
$ 200,000 4.375%,  6/15/2028
a
$ 188,247
Morgan Stanley
114,000 2.720%,  7/22/2025
c
113,786
192,000 1.164%,  10/21/2025
c
189,227
78,000 5.000%,  11/24/2025 77,462
226,000 2.188%,  4/28/2026
c
219,479
196,000 1.593%,  5/4/2027
c
182,723
193,000 1.512%,  7/20/2027
c
178,429
65,000 5.123%,  2/1/2029
c
64,743
294,000 3.622%,  4/1/2031
c
269,779
92,000 2.943%,  1/21/2033
c
78,193
85,000 4.889%,  7/20/2033
c
81,941
88,000 5.250%,  4/21/2034
c
86,623
102,000 5.424%,  7/21/2034
c
101,486
72,000 5.831%,  4/19/2035
c
73,805
185,000 2.484%,  9/16/2036
c
146,357
MPT Operating Partnership, LP/
MPT Finance Corporation
216,000 5.250%,  8/1/2026
e
196,287
2,000 4.625%,  8/1/2029 1,452
Nasdaq, Inc.
80,000 5.350%,  6/28/2028 80,726
Nationstar Mortgage Holdings,
Inc.
120,000 5.125%,  12/15/2030
a
110,039
NatWest Group plc
98,000 4.892%,  5/18/2029
c
95,796
146,000 3.754%,  11/1/2029
c
144,530
225,000 6.475%,  6/1/2034
c
228,553
Navient Corporation
47,000 5.000%,  3/15/2027 44,862
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
52,000 4.500%,  9/30/2028
a
45,749
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
78,923
89,000 5.000%,  1/9/2034
a
87,490
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,c
419,044
480,000 5.100%,  10/16/2044
a,c
478,120
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 84,078
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 128,008
200,000 5.783%,  7/3/2034
h
199,252
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 91,922
98,000 3.375%,  2/1/2031 83,700
OneMain Finance Corporation
300,000 3.500%,  1/15/2027 281,084
309,000 3.875%,  9/15/2028 277,057
Panther Escrow Issuer, LLC
226,000 7.125%,  6/1/2031
a
228,584
Park Intermediate Holdings, LLC
210,000 4.875%,  5/15/2029
a
196,920
Pebblebrook Hotel Trust,
Convertible
369,000 1.750%,  12/15/2026 325,643
PNC Bank NA
98,000 2.700%,  10/22/2029 85,480
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
PNC Financial Services Group,
Inc.
$ 180,000 3.400%,  9/15/2026
c,g
$ 161,491
131,000 6.200%,  9/15/2027
c,g
130,490
77,000 5.582%,  6/12/2029
c
77,842
180,000 6.250%,  3/15/2030
c,g
175,405
195,000 5.492%,  5/14/2030
c
196,085
87,000 6.875%,  10/20/2034
c
94,818
PRA Group, Inc.
40,000 7.375%,  9/1/2025
a
40,046
123,000 8.375%,  2/1/2028
a
122,597
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
128,087
Prologis, LP
107,000 5.250%,  3/15/2054 101,096
Provident Financing Trust I
112,000 7.405%,  3/15/2038 118,772
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
c
83,665
138,000 6.750%,  3/1/2053
c
141,323
309,000 6.500%,  3/15/2054
c
311,930
120,000 3.700%,  10/1/2050
c
104,382
Public Storage Operating
Company
93,000 5.100%,  8/1/2033 92,233
QBE Insurance Group, Ltd.
100,000 5.875%,  5/12/2025
a,c,g
98,973
Realty Income Corporation
96,000 4.875%,  6/1/2026 95,131
163,000 3.200%,  1/15/2027 154,223
112,000 3.950%,  8/15/2027 107,992
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 26,106
Regency Centers, LP
135,000 5.250%,  1/15/2034 131,480
Regions Financial Corporation
85,000 2.250%,  5/18/2025 82,433
145,000 5.750%,  6/15/2025
c,g
142,455
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 88,819
170,000 5.750%,  9/15/2034 169,383
Rexford Industrial Realty, LP,
Convertible
68,000 4.375%,  3/15/2027
a
66,674
78,000 4.125%,  3/15/2029
a
75,816
RGA Global Funding
83,000 5.500%,  1/11/2031
a
82,878
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 37,548
155,000 7.250%,  7/15/2028
a
160,282
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
61,826
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
a
217,710
156,000 3.875%,  3/1/2031
a
135,951
111,000 4.000%,  10/15/2033
a
93,538
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 191,756

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
$ 90,000 2.490%,  1/6/2028
c
$ 82,940
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
c
184,887
Service Properties Trust
155,000 8.375%,  6/15/2029 152,366
127,000 8.625%,  11/15/2031
a
132,374
Simon Property Group, LP
159,000 2.650%,  7/15/2030 138,500
87,000 6.250%,  1/15/2034 91,762
SLM Corporation
100,000 4.200%,  10/29/2025 97,271
Societe Generale SA
141,000 2.625%,  10/16/2024
a
139,683
133,000 1.488%,  12/14/2026
a,c
124,335
200,000 8.500%,  3/25/2034
a,c,g
189,453
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,c,g
103,567
131,000 2.608%,  1/12/2028
a,c
121,339
111,000 5.688%,  5/14/2028
a,c
111,017
Starwood Property Trust, Inc.,
Convertible
165,000 6.750%,  7/15/2027 168,300
State Street Corporation
78,000 5.272%,  8/3/2026 78,149
88,000 6.700%,  3/15/2029
c,g
88,525
91,000 4.421%,  5/13/2033
c
86,023
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,c
227,995
Sumitomo Mitsui Financial Group,
Inc.
131,000 2.174%,  1/14/2027 121,459
200,000 5.716%,  9/14/2028 203,861
147,000 2.142%,  9/23/2030 122,573
132,000 5.766%,  1/13/2033 135,544
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
a
105,369
Summit Hotel Properties, Inc.,
Convertible
142,000 1.500%,  2/15/2026 127,800
Synchrony Financial
115,000 4.250%,  8/15/2024 114,723
82,000 7.250%,  2/2/2033 81,534
Synovus Bank
87,000 5.625%,  2/15/2028 84,060
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
c
129,545
87,000 5.156%,  1/10/2028 86,896
124,000 5.523%,  7/17/2028 125,541
91,000 4.456%,  6/8/2032 85,758
Truist Bank
99,000 2.250%,  3/11/2030 82,573
Truist Financial Corporation
160,000 6.047%,  6/8/2027
c
161,121
80,000 1.887%,  6/7/2029
c
70,035
315,000 5.100%,  3/1/2030
c,g
294,162
129,000 5.711%,  1/24/2035
c
128,437
U.S. Bancorp
136,000 5.727%,  10/21/2026
c
136,232
127,000 4.548%,  7/22/2028
c
124,148
42,000 5.836%,  6/12/2034
c
42,584
125,000 5.678%,  1/23/2035
c
125,479
Principal
Amount Long-Term Fixed Income (70.5%) Value
Financials (8.9%) - continued
UBS Group AG
$ 117,000 2.593%,  9/11/2025
a,c
$ 116,222
169,000 2.193%,  6/5/2026
a,c
163,318
200,000 4.875%,  2/12/2027
a,c,g
183,165
200,000 6.327%,  12/22/2027
a,c
203,326
191,000 3.869%,  1/12/2029
a,c
180,287
UDR, Inc.
193,000 3.000%,  8/15/2031 166,815
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
201,413
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 256,461
185,000 4.200%,  5/15/2032 174,105
USB Realty Corporation
146,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,g
112,057
Ventas Realty, LP, Convertible
202,000 3.750%,  6/1/2026 211,999
Vornado Realty, LP
58,000 3.400%,  6/1/2031 45,504
Wells Fargo & Company
233,000 2.406%,  10/30/2025
c
230,353
335,000 3.900%,  3/15/2026
c,g
320,570
169,000 2.188%,  4/30/2026
c
164,106
89,000 3.526%,  3/24/2028
c
84,892
196,000 3.584%,  5/22/2028
c
186,676
127,000 4.808%,  7/25/2028
c
125,245
180,000 7.625%,  9/15/2028
c,e,g
191,683
196,000 4.478%,  4/4/2031
c
187,649
62,000 5.389%,  4/24/2034
c
61,291
88,000 5.557%,  7/25/2034
c
87,935
101,000 6.491%,  10/23/2034
c
107,672
357,000 5.499%,  1/23/2035
c
355,748
Welltower OP, LLC, Convertible
229,000 2.750%,  5/15/2028
a
271,481
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
c
135,825
Willis North America, Inc.
88,000 5.900%,  3/5/2054 85,276
196,000 4.500%,  9/15/2028 190,400
XHR, LP
109,000 4.875%,  6/1/2029
a
102,155
Total 55,742,237
Foreign Government (<0.1%)
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
a
146,748
Total 146,748
Mortgage-Backed Securities (21.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
332,798 2.000%,  1/1/2052 263,597
5,545,256 2.500%,  5/1/2051 4,569,571
3,845,864 3.500%,  5/1/2052 3,427,550
2,502,960 4.000%,  5/1/2052 2,313,292
4,851,923 5.000%,  7/1/2053 4,717,207
6,031,626 5.500%,  7/1/2053 5,982,581
328,970 5.000%,  8/1/2053 321,273
1,162,734 5.500%,  9/1/2053 1,156,028

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Mortgage-Backed Securities (21.8%) -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 2,714,250 2.500%,  7/1/2030 $ 2,552,180
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,500,000 4.500%,  7/1/2039
h
2,445,312
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,009,534 3.500%,  5/1/2040 2,789,450
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,100,638 3.000%,  1/1/2052 5,232,822
476,769 2.000%,  2/1/2051 377,748
785,985 2.000%,  2/1/2051 622,744
3,534,867 2.500%,  2/1/2051 2,896,379
2,925,624 2.500%,  2/1/2051 2,423,447
6,783,504 2.000%,  3/1/2051 5,328,463
3,961,109 4.000%,  3/1/2051 3,684,074
6,460,620 3.000%,  3/1/2052 5,514,181
231,868 5.000%,  3/1/2053 224,228
5,313,819 2.000%,  4/1/2051 4,187,171
3,766,643 3.000%,  4/1/2051 3,222,392
3,956,694 3.000%,  5/1/2050 3,413,942
921,338 2.000%,  5/1/2051 726,431
2,219,685 3.000%,  5/1/2051 1,924,459
2,369,231 3.000%,  6/1/2050 2,068,906
1,101,162 4.000%,  6/1/2052 1,009,322
2,983,281 5.000%,  6/1/2053 2,907,309
5,209,992 2.500%,  7/1/2051 4,319,774
2,570,091 3.500%,  7/1/2051 2,303,912
3,101,812 4.000%,  7/1/2052 2,843,287
1,121,186 2.500%,  8/1/2050 935,781
4,761,361 3.500%,  8/1/2050 4,278,761
4,416,736 3.500%,  8/1/2052 3,912,019
2,772,583 4.500%,  8/1/2052 2,624,401
451,170 5.000%,  8/1/2053 439,676
3,414,110 3.500%,  9/1/2052 3,048,203
1,315,712 3.500%,  9/1/2052 1,174,700
402,649 5.000%,  9/1/2052 389,989
2,868,850 4.500%,  9/1/2053 2,710,241
796,064 4.500%,  9/1/2053 756,176
4,195,910 4.000%,  10/1/2052 3,861,327
875,532 2.000%,  11/1/2051 691,235
1,719,995 3.500%,  11/1/2052 1,536,181
3,684,241 2.000%,  12/1/2050 2,911,326
12,226,926 4.500%,  12/1/2052 11,622,999
750,000 5.000%,  7/1/2041
h
724,805
200,000 5.500%,  7/1/2042
h
197,242
650,000 4.500%,  7/1/2048
h
612,752
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,850,430 2.500%,  3/1/2062 4,598,524
2,213,811 3.500%,  7/1/2061 1,926,692
2,164,006 4.000%,  12/1/2061 1,956,096
Total 136,678,158
Principal
Amount Long-Term Fixed Income (70.5%) Value
Technology (2.5%)
Advanced Micro Devices, Inc.
$ 90,000 3.924%,  6/1/2032 $ 83,509
Akamai Technologies, Inc.,
Convertible
84,000 0.125%,  5/1/2025 88,028
235,000 0.375%,  9/1/2027 227,353
167,000 1.125%,  2/15/2029
a
157,892
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 39,735
Apple, Inc.
183,000 1.650%,  2/8/2031 151,328
444,000 3.750%,  9/12/2047 354,281
Applied Materials, Inc.
116,000 4.800%,  6/15/2029 115,830
Block, Inc.
266,000 6.500%,  5/15/2032
a
269,562
Block, Inc., Convertible
91,000 0.125%,  3/1/2025 87,682
332,000 0.250%,  11/1/2027 274,564
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
205,402
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 142,230
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
84,794
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 171,291
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
79,875
Cloud Software Group, Inc.
422,000 6.500%,  3/31/2029
a
405,253
Consensus Cloud Solutions, Inc.
40,000 6.000%,  10/15/2026
a
39,015
CoreLogic, Inc.
48,000 4.500%,  5/1/2028
a
43,555
CSG Systems International, Inc.,
Convertible
210,000 3.875%,  9/15/2028
a
194,565
Dayforce, Inc., Convertible
21,000 0.250%,  3/15/2026 19,131
Dell International, LLC/EMC
Corporation
62,000 5.300%,  10/1/2029 62,350
Dell, Inc.
118,000 6.500%,  4/15/2038 124,218
Dye & Durham, Ltd.
121,000 8.625%,  4/15/2029
a
122,745
Euronet Worldwide, Inc.,
Convertible
140,000 0.750%,  3/15/2049 135,660
Fiserv, Inc.
156,000 2.750%,  7/1/2024 156,000
172,000 5.350%,  3/15/2031 171,901
43,000 5.600%,  3/2/2033 43,354
172,000 5.450%,  3/15/2034 170,923
Gen Digital, Inc.
7,000 6.750%,  9/30/2027
a
7,089
97,000 7.125%,  9/30/2030
a,e
99,400

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Technology (2.5%) - continued
Global Payments, Inc.
$ 106,000 5.950%,  8/15/2052 $ 102,110
52,000 2.650%,  2/15/2025 50,988
137,000 4.950%,  8/15/2027 135,638
98,000 3.200%,  8/15/2029 88,044
Global Payments, Inc., Convertible
344,000 1.500%,  3/1/2031
a
314,932
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 128,121
II-VI, Inc.
83,000 5.000%,  12/15/2029
a,e
78,549
Intel Corporation
172,000 5.600%,  2/21/2054 166,659
174,000 5.125%,  2/10/2030 174,728
InterDigital, Inc., Convertible
251,000 3.500%,  6/1/2027 388,057
ION Trading Technologies SARL
152,000 9.500%,  5/30/2029
a
154,820
Iron Mountain, Inc.
655,000 4.875%,  9/15/2027
a
635,148
220,000 4.500%,  2/15/2031
a
198,589
Jabil, Inc.
88,000 5.450%,  2/1/2029 87,993
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 84,530
Mastercard, Inc.
90,000 2.000%,  11/18/2031 73,974
97,000 4.875%,  5/9/2034 95,906
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 54,559
Microchip Technology, Inc.,
Convertible
90,000 0.750%,  6/1/2030
a
90,760
459,000 0.125%,  11/15/2024 484,300
Micron Technology, Inc.
101,000 5.300%,  1/15/2031 100,772
MKS Instruments, Inc., Convertible
499,000 1.250%,  6/1/2030
a
531,279
Moody's Corporation
94,000 4.250%,  8/8/2032 88,279
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
70,248
NCR Voyix Corporation
293,000 5.125%,  4/15/2029
a
275,935
Neptune Bidco US, Inc.
164,000 9.290%,  4/15/2029
a
157,403
Newfold Digital Holdings Group,
Inc.
48,000 11.750%,  10/15/2028
a
49,683
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 54,672
98,000 4.300%,  6/18/2029 94,041
ON Semiconductor Corporation,
Convertible
251,000 Zero Coupon,  5/1/2027 350,521
118,000 0.500%,  3/1/2029 113,044
Open Text Corporation
199,000 3.875%,  12/1/2029
a
178,219
200,000 4.125%,  2/15/2030
a
180,361
Principal
Amount Long-Term Fixed Income (70.5%) Value
Technology (2.5%) - continued
Oracle Corporation
$ 312,000 6.900%,  11/9/2052 $ 349,222
93,000 6.150%,  11/9/2029 97,269
245,000 2.950%,  4/1/2030 217,890
133,000 6.250%,  11/9/2032 140,769
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054 170,448
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a,e
37,782
Progress Software Corporation,
Convertible
114,000 1.000%,  4/15/2026 119,426
37,000 3.500%,  3/1/2030
a
37,706
PTC, Inc.
160,000 3.625%,  2/15/2025
a
158,027
145,000 4.000%,  2/15/2028
a
136,477
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
174,302
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
97,560
S&P Global, Inc.
90,000 2.900%,  3/1/2032 77,771
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 204,332
Seagate HDD Cayman
104,000 8.500%,  7/15/2031 112,010
184,000 9.625%,  12/1/2032 209,878
Semtech Corporation, Convertible
37,000 1.625%,  11/1/2027 38,905
44,000 4.000%,  11/1/2028
a
72,956
Sensata Technologies BV
85,000 4.000%,  4/15/2029
a
78,039
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
38,350
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
a
96,826
SS&C Technologies, Inc.
229,000 5.500%,  9/30/2027
a
225,498
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 84,219
UKG, Inc.
162,000 6.875%,  2/1/2031
a
164,030
Verint Systems, Inc., Convertible
229,000 0.250%,  4/15/2026 211,138
Verisk Analytics, Inc.
300,000 5.250%,  6/5/2034 295,390
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
a
189,182
Viavi Solutions, Inc., Convertible
59,000 1.625%,  3/15/2026 55,976
Vishay Intertechnology, Inc.,
Convertible
402,000 2.250%,  9/15/2030
a
379,689
VMware, LLC
194,000 1.400%,  8/15/2026 178,631
123,000 2.200%,  8/15/2031 99,943
Western Digital Corporation,
Convertible
378,000 3.000%,  11/15/2028
a
601,776

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Technology (2.5%) - continued
Xerox Holdings Corporation
$ 20,000 5.000%,  8/15/2025
a
$ 19,620
227,000 5.500%,  8/15/2028
a
195,526
Xerox Holdings Corporation,
Convertible
180,000 3.750%,  3/15/2030
a
147,487
Xilinx, Inc.
52,000 2.375%,  6/1/2030 45,010
Ziff Davis, Inc., Convertible
252,000 1.750%,  11/1/2026 234,041
Total 15,954,478
Transportation (0.6%)
Air Canada
152,000 3.875%,  8/15/2026
a
144,581
Air Transport Services Group, Inc.,
Convertible
223,000 3.875%,  8/15/2029
a
188,650
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
a
65,935
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
436,000 5.500%,  4/20/2026
a
432,124
77,920 5.750%,  4/20/2029
a
75,806
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a
92,438
Burlington Northern Santa Fe, LLC
88,000 5.500%,  3/15/2055 88,160
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 170,674
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028
e
174,424
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
111,348 4.500%,  10/20/2025
a
110,000
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
a
122,089
179,000 5.200%,  10/30/2034
a
177,267
Hawaiian Brand Intellectual
Property, Ltd.
84,000 5.750%,  1/20/2026
a
79,923
Mileage Plus Holdings, LLC
148,801 6.500%,  6/20/2027
a
149,097
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 128,276
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
a
104,555
51,000 5.750%,  5/24/2026
a
51,123
96,000 1.700%,  6/15/2026
a
89,028
Rand Parent, LLC
202,000 8.500%,  2/15/2030
a,e
204,507
RXO, Inc.
233,000 7.500%,  11/15/2027
a
238,825
Ryder System, Inc.
81,000 2.850%,  3/1/2027 76,316
Southwest Airlines Company
100,000 5.125%,  6/15/2027 99,485
Principal
Amount Long-Term Fixed Income (70.5%) Value
Transportation (0.6%) - continued
Southwest Airlines Company,
Convertible
$ 305,000 1.250%,  5/1/2025 $ 305,305
Stena International SA
129,000 7.250%,  1/15/2031
a
131,861
United Airlines, Inc.
219,000 4.375%,  4/15/2026
a
211,556
76,000 4.625%,  4/15/2029
a
70,780
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
45,902
161,000 6.375%,  2/1/2030
a,e
126,506
Total 3,955,193
U.S. Government & Agencies (5.5%)
U.S. Treasury Bonds
9,700,000 3.625%,  5/15/2053 8,254,472
5,000,000 4.750%,  11/15/2053 5,168,750
U.S. Treasury Notes
2,800,000 5.000%,  10/31/2025 2,800,328
10,000,000 4.250%,  12/31/2025 9,904,297
7,400,000 4.125%,  7/31/2028 7,321,664
847,000 3.375%,  5/15/2033 784,964
Total 34,234,475
Utilities (2.6%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 86,595
AES Corporation
100,000 7.600%,  1/15/2055
c
101,236
156,000 3.950%,  7/15/2030
a
142,636
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
c
100,629
Alliant Energy Corporation,
Convertible
143,000 3.875%,  3/15/2026 140,783
Ameren Corporation
98,000 1.750%,  3/15/2028 86,481
American Electric Power
Company, Inc.
161,000 6.950%,  12/15/2054
c
160,161
84,000 5.200%,  1/15/2029 83,547
98,000 2.300%,  3/1/2030 83,573
44,000 5.625%,  3/1/2033 43,838
American Water Capital
Corporation
129,000 5.450%,  3/1/2054 124,381
American Water Capital
Corporation, Convertible
198,000 3.625%,  6/15/2026
a
194,238
Arizona Public Service Company
87,000 5.550%,  8/1/2033 86,252
Atmos Energy Corporation
86,000 5.900%,  11/15/2033 89,804
Calpine Corporation
191,000 4.500%,  2/15/2028
a
181,467
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 104,376
95,000 1.450%,  6/1/2026 88,262
146,000 2.650%,  6/1/2031 122,858

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Utilities (2.6%) - continued
CenterPoint Energy, Inc.,
Convertible
$ 211,000 4.250%,  8/15/2026
a
$ 212,083
CMS Energy Corporation,
Convertible
162,000 3.375%,  5/1/2028 158,517
Consolidated Edison Company of
New York, Inc.
264,000 5.700%,  5/15/2054 263,372
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 127,924
90,000 5.800%,  3/1/2033 91,830
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
c
140,877
138,000 7.000%,  6/1/2054
c
143,584
110,000 3.071%,  8/15/2024 109,565
165,000 4.350%,  1/15/2027
c,g
154,822
98,000 3.375%,  4/1/2030 88,523
DTE Energy Company
138,000 4.220%,  11/1/2024 137,198
80,000 4.875%,  6/1/2028 78,743
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 260,964
Duke Energy Corporation
180,000 3.250%,  1/15/2082
c
161,226
121,000 5.800%,  6/15/2054 117,540
110,000 4.875%,  9/16/2024
c,g
109,048
187,000 2.450%,  6/1/2030 160,564
93,000 4.500%,  8/15/2032 86,960
95,000 5.750%,  9/15/2033 96,471
Duke Energy Corporation,
Convertible
364,000 4.125%,  4/15/2026 362,931
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 84,760
Edison International
88,000 7.875%,  6/15/2054
c
90,675
118,000 4.950%,  4/15/2025 117,139
180,000 5.000%,  12/15/2026
c,g
171,216
167,000 5.450%,  6/15/2029 166,903
Enel Finance International NV
200,000 1.375%,  7/12/2026
a
185,202
200,000 5.125%,  6/26/2029
a
196,881
Entergy Corporation
111,000 0.900%,  9/15/2025 105,026
97,000 1.900%,  6/15/2028 85,497
Evergy, Inc.
106,000 2.450%,  9/15/2024 105,253
Evergy, Inc., Convertible
260,000 4.500%,  12/15/2027
a
262,080
Eversource Energy
154,000 4.600%,  7/1/2027 150,806
Exelon Corporation
349,000 5.600%,  3/15/2053 335,300
98,000 4.050%,  4/15/2030 91,964
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
155,327
FirstEnergy Corporation,
Convertible
323,000 4.000%,  5/1/2026 319,447
Principal
Amount Long-Term Fixed Income (70.5%) Value
Utilities (2.6%) - continued
Georgia Power Company
$ 54,000 4.950%,  5/17/2033 $ 52,651
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
92,128
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
152,881
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 339,769
National Rural Utilities Cooperative
Finance Corporation
89,000 4.850%,  2/7/2029 88,466
NextEra Energy Capital Holdings,
Inc.
100,000 3.800%,  3/15/2082
c
92,181
214,000 6.750%,  6/15/2054
c
215,227
87,000 6.051%,  3/1/2025 87,166
129,000 5.749%,  9/1/2025 129,280
98,000 2.250%,  6/1/2030 83,552
NextEra Energy Capital Holdings,
Inc., Convertible
107,000 3.000%,  3/1/2027
a
122,194
NextEra Energy Operating
Partners, LP
296,000 3.875%,  10/15/2026
a
281,476
NextEra Energy Partners, LP,
Convertible
487,000 Zero Coupon,  11/15/2025
a,e
439,761
66,000 2.500%,  6/15/2026
a,e
60,225
NiSource, Inc.
102,000 6.950%,  11/30/2054
c
102,469
98,000 2.950%,  9/1/2029 88,081
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 84,786
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
105,035
128,000 10.250%,  3/15/2028
a,c,g
139,995
73,000 3.375%,  2/15/2029
a
64,938
135,000 5.250%,  6/15/2029
a
129,565
NRG Energy, Inc., Convertible
143,000 2.750%,  6/1/2048 274,202
Oncor Electric Delivery Company,
LLC
116,000 5.550%,  6/15/2054
a
113,753
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 91,339
172,000 5.550%,  5/15/2029 172,387
176,000 6.950%,  3/15/2034 189,504
PG&E Corporation
268,000 5.000%,  7/1/2028 257,854
PG&E Corporation, Convertible
539,000 4.250%,  12/1/2027
a
543,581
Pinnacle West Capital Corporation,
Convertible
71,000 4.750%,  6/15/2027
a
71,462
PNM Resources, Inc., Convertible
84,000 5.750%,  6/1/2054
a
82,026
PPL Capital Funding, Inc.,
Convertible
204,000 2.875%,  3/15/2028 195,126

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.5%) Value
Utilities (2.6%) - continued
Public Service Enterprise Group,
Inc.
$ 87,000 5.875%,  10/15/2028 $ 88,985
98,000 1.600%,  8/15/2030 79,470
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 85,993
Sempra
240,000 4.875%,  10/15/2025
c,g
235,396
Southern California Edison
Company
176,000 5.450%,  6/1/2031 177,258
46,000 5.950%,  11/1/2032 47,536
Southern Company
92,000 4.475%,  8/1/2024 91,869
112,000 5.700%,  10/15/2032 114,234
111,000 4.000%,  1/15/2051
c
107,618
317,000 3.750%,  9/15/2051
c
297,663
Southern Company, Convertible
425,000 3.875%,  12/15/2025 434,118
61,000 4.500%,  6/15/2027
a
61,823
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
a
300,880
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 112,277
Vistra Corporation
190,000 7.000%,  12/15/2026
a,c,g
188,349
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
a
182,891
489,000 5.000%,  7/31/2027
a
473,030
WEC Energy Group, Inc.,
Convertible
139,000 4.375%,  6/1/2027
a
137,818
94,000 4.375%,  6/1/2029
a
93,154
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 93,396
138,000 4.600%,  6/1/2032 129,038
Total 16,183,191
Total Long-Term Fixed Income
(cost $458,635,866) 442,492,119
Shares Common Stock ( 13.9% ) Value
Communications Services (0.9%)
3,098 Alphabet, Inc., Class A 564,301
10,130 Alphabet, Inc., Class C 1,858,045
3,382 Cogent Communications Holdings 190,880
8,780 Comcast Corporation 343,825
31 Electronic Arts, Inc. 4,319
377 Emerald Holding, Inc.
j
2,145
3,432 Meta Platforms, Inc. 1,730,483
324 Netflix, Inc.
j
218,661
7,042 QuinStreet, Inc.
j
116,827
27 Tripadvisor, Inc.
j
481
12,738 Verizon Communications, Inc. 525,315
12,964 Warner Brothers Discovery, Inc.
j
96,452
4,674 Windstream Services, LLC
j
58,892
Total 5,710,626
Consumer Discretionary (1.4%)
9,696 Amazon.com, Inc.
j
1,873,752
Shares Common Stock (13.9%) Value
Consumer Discretionary (1.4%) - continued
2,267 Aptiv plc
j
$ 159,642
1,610 Best Buy Company, Inc. 135,707
52 Booking Holdings, Inc. 205,998
997 Boot Barn Holdings, Inc.
j
128,543
1,747 Brunswick Corporation 127,129
3,267 Columbia Sportswear Company 258,354
9,937 Cooper-Standard Holdings, Inc.
j
123,616
1,864 Crocs, Inc.
j
272,032
944 D.R. Horton, Inc. 133,038
2,925 eBay, Inc. 157,131
1,215 Expedia Group, Inc.
j
153,078
1,659 Garmin, Ltd. 270,284
830 Grand Canyon Education, Inc.
j
116,125
1,632 Hilton Worldwide Holdings, Inc. 356,103
954 Home Depot, Inc. 328,405
1,263 Lowe's Companies, Inc. 278,441
369 Lululemon Athletica, Inc.
j
110,220
1,107 McDonald's Corporation 282,108
548 Meritage Homes Corporation 88,694
9,820 Mobileye Global, Inc.
j
275,795
71 NVR, Inc.
j
538,788
247 O'Reilly Automotive, Inc.
j
260,847
50 Ross Stores, Inc. 7,266
6,604 Savers Value Village, Inc.
j
80,833
4,296 SharkNinja, Inc. 322,844
5,296 Skyline Champion Corporation
j
358,804
1,930 Sony Group Corporation ADR 163,954
91 Starbucks Corporation 7,084
7,722 Stoneridge, Inc.
j
123,243
2,162 Tesla, Inc.
j
427,817
1,068 Texas Roadhouse, Inc. 183,386
3,174 Wyndham Hotels & Resorts, Inc. 234,876
5,488 Yum China Holding, Inc. 169,250
Total 8,713,187
Consumer Staples (0.7%)
2,927 Altria Group, Inc. 133,325
4,681 BJ's Wholesale Club Holdings,
Inc.
j
411,179
389 Casey's General Stores, Inc. 148,427
3,062 Coca-Cola Company 194,896
131 Costco Wholesale Corporation 111,349
16,420 Coty, Inc.
j
164,528
744 J & J Snack Foods Corporation 120,803
2,240 John B. Sanfilippo & Son, Inc. 217,661
10,243 Kenvue, Inc. 186,218
1,705 Keurig Dr Pepper, Inc. 56,947
2,558 Lamb Weston Holdings, Inc. 215,077
1,158 Lancaster Colony Corporation 218,827
86 PepsiCo, Inc. 14,184
4,531 Philip Morris International, Inc. 459,126
5,595 Pilgrim's Pride Corporation
j
215,351
524 Procter & Gamble Company 86,418
4,045 Sysco Corporation 288,773
4,596 Turning Point Brands, Inc. 147,486
3,188 Tyson Foods, Inc. 182,162
12,559 Walmart, Inc. 850,370
Total 4,423,107
Energy (0.7%)
680 Archrock, Inc. 13,750
132 Baker Hughes Company 4,642
5,796 Chesapeake Energy Corporation 476,373
209 Chevron Corporation 32,692

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Energy (0.7%) - continued
3,312 ConocoPhillips $ 378,827
11,665 Devon Energy Corporation 552,921
10,742 Enterprise Products Partners, LP 311,303
1,976 EOG Resources, Inc. 248,719
7,075 Exxon Mobil Corporation 814,474
8,841 Halliburton Company 298,649
1,150 Marathon Petroleum Corporation 199,502
2,061 Matador Resources Company 122,836
18,526 NOV, Inc. 352,179
1,111 Schlumberger NV 52,417
2,122 Shell plc ADR 153,166
4,682 TechnipFMC plc 122,434
3,092 Williams Companies, Inc. 131,410
Total 4,266,294
Financials (2.1%)
931 Allstate Corporation 148,643
13,542 Ally Financial, Inc. 537,211
562 American Express Company 130,131
4,450 American International Group, Inc. 330,368
813 Ameriprise Financial, Inc. 347,306
3,823 Arch Capital Group, Ltd.
j
385,703
13,713 Bank of America Corporation 545,366
65 Bank of Marin Bancorp 1,052
3,936 Bank of N.T. Butterfield & Son, Ltd. 138,232
5,388 Bank of New York Mellon
Corporation 322,687
621 Bank OZK 25,461
644 Berkshire Hathaway, Inc.
j
261,979
100 BlackRock, Inc. 78,732
9,208 Bridgewater Bancshares, Inc.
j
106,905
633 Brookline Bancorp, Inc. 5,286
1,026 Brown & Brown, Inc. 91,735
1,406 Capital One Financial Corporation 194,661
3,139 Carlyle Group, Inc. 126,031
504 Cboe Global Markets, Inc. 85,710
828 Central Pacific Financial
Corporation 17,554
5,101 Charles Schwab Corporation 375,893
1,868 Chubb, Ltd. 476,489
516 Citigroup, Inc. 32,745
1,255 Columbia Banking System, Inc. 24,962
3,432 Comerica, Inc. 175,169
396 Community Trust Bancorp, Inc. 17,289
60 Customers Bancorp, Inc.
j
2,879
1,747 Discover Financial Services 228,525
708 Ellington Credit Company 4,921
331 Enterprise Financial Services
Corporation 13,541
12,010 F.N.B. Corporation 164,297
257 FactSet Research Systems, Inc. 104,925
128 Financial Institutions, Inc. 2,473
503 First Bancshares, Inc. 13,068
70 First Citizens BancShares, Inc./NC 117,853
90 First Mid-Illinois Bancshares, Inc. 2,959
619 Fiserv, Inc.
j
92,256
3,655 Glacier Bancorp, Inc. 136,405
312 Great Southern Bancorp, Inc. 17,350
1,226 Hanmi Financial Corporation 20,499
41 Hartford Financial Services Group,
Inc. 4,122
221 Heartland Financial USA, Inc. 9,823
306 Heritage Financial Corporation 5,517
330 Hometrust Bancshares, Inc. 9,910
989 Hope Bancorp, Inc. 10,622
Shares Common Stock (13.9%) Value
Financials (2.1%) - continued
2,091 Houlihan Lokey, Inc. $ 281,992
182 Independent Bank Corporation/MI 4,914
5,533 Intercontinental Exchange, Inc. 757,412
4,607 J.P. Morgan Chase & Company 931,812
3,999 KeyCorp 56,826
1,602 Kinsale Capital Group, Inc. 617,219
420 LPL Financial Holdings, Inc. 117,306
1,193 Marsh & McLennan Companies,
Inc. 251,389
560 Mastercard, Inc. 247,050
3,334 MetLife, Inc. 234,013
668 MidWestOne Financial Group, Inc. 15,023
180 Moody's Corporation 75,767
44 MSCI, Inc. 21,197
5,240 Nasdaq, Inc. 315,762
2,621 Northern Trust Corporation 220,112
1,699 NU Holdings, Ltd./Cayman Islands
j
21,900
1,463 OceanFirst Financial Corporation 23,247
179 OFG Bancorp 6,704
2,312 PayPal Holdings, Inc.
j
134,165
45 PNC Financial Services Group,
Inc. 6,997
759 Progressive Corporation 157,652
2,586 Prosperity Bancshares, Inc. 158,108
6,067 Radian Group, Inc. 188,684
2,561 Raymond James Financial, Inc. 316,565
2,022 RLI Corporation 284,475
374 SEI Investments Company 24,194
1,983 Tradeweb Markets, Inc. 210,198
2,683 Triumph Financial, Inc.
j
219,335
77 TrustCo Bank Corporation NY 2,215
146 U.S. Bancorp 5,796
3,273 Valley National Bancorp 22,846
382 Visa, Inc. 100,264
904 Voya Financial, Inc. 64,320
118 Webster Financial Corporation 5,144
11,856 Wells Fargo & Company 704,128
5,900 Western Alliance Bancorp 370,638
66 Willis Towers Watson plc 17,301
5,325 Zions Bancorp NA 230,945
Total 13,368,860
Health Care (1.6%)
2,459 Abbott Laboratories 255,515
269 AbbVie, Inc. 46,139
2,256 Agilent Technologies, Inc. 292,445
528 Align Technology, Inc.
j
127,475
1,046 Amgen, Inc. 326,823
2,627 AMN Healthcare Services, Inc.
j
134,581
4,032 AstraZeneca plc ADR 314,456
7,908 Avantor, Inc.
j
167,650
526 Biogen, Inc.
j
121,937
1,077 Boston Scientific Corporation
j
82,940
201 Centene Corporation
j
13,326
687 Charles River Laboratories
International, Inc.
j
141,921
216 Chemed Corporation 117,197
774 Cigna Group 255,861
1,188 Danaher Corporation 296,822
2,538 Edwards Lifesciences Corporation
j
234,435
884 Elevance Health, Inc. 479,004
619 Eli Lilly & Company 560,430
1,389 Encompass Health Corporation 119,162
4,346 Enovis Corporation
j
196,439
4,195 Gilead Sciences, Inc. 287,819

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Health Care (1.6%) - continued
2,212 Haemonetics Corporation
j
$ 182,999
2,340 Halozyme Therapeutics, Inc.
j
122,522
703 Humana, Inc. 262,676
492 Intuitive Surgical, Inc.
j
218,866
4,926 Johnson & Johnson 719,984
1,602 Labcorp Holdings, Inc. 326,023
2,939 Masimo Corporation
j
370,138
3,072 Medtronic plc 241,797
5,334 Merck & Company, Inc. 660,349
341 Molina Healthcare, Inc.
j
101,379
983 Novo Nordisk AS ADR 140,314
12,910 Option Care Health, Inc.
j
357,607
3,466 Progyny, Inc.
j
99,162
1,273 Repligen Corporation
j
160,474
1,174 Sarepta Therapeutics, Inc.
j
185,492
4,381 Stevanato Group SPA 80,348
503 Stryker Corporation 171,146
767 Thermo Fisher Scientific, Inc. 424,151
229 UnitedHealth Group, Inc. 116,621
717 Varex Imaging Corporation
j
10,561
539 Vertex Pharmaceuticals, Inc.
j
252,640
11,498 Viemed Healthcare, Inc.
j
75,312
2,601 Zimmer Biomet Holdings, Inc. 282,287
1,086 Zoetis, Inc. 188,269
Total 10,323,494
Industrials (1.9%)
2,569 Advanced Drainage Systems, Inc. 412,042
1,113 AECOM 98,100
6,449 Air Lease Corporation 306,521
1,466 AMETEK, Inc. 244,397
216 Armstrong World Industries, Inc. 24,460
873 Automatic Data Processing, Inc. 208,376
567 Axon Enterprise, Inc.
j
166,834
1,296 AZEK Company, Inc.
j
54,600
9,955 Badger Infrastructure Solutions,
Ltd. 299,731
168 Brady Corporation 11,091
1,258 BWX Technologies, Inc. 119,510
848 Caterpillar, Inc. 282,469
18,166 CNH Industrial NV 184,022
15,654 CSX Corporation 523,626
5,280 Delta Air Lines, Inc. 250,483
4,814 ExlService Holdings, Inc.
j
150,967
1,602 Expeditors International of
Washington, Inc. 199,914
9,410 Fastenal Company 591,324
1,199 Ferguson plc 232,186
5,020 Flowserve Corporation 241,462
4,777 Fluor Corporation
j
208,038
1,026 General Dynamics Corporation 297,684
356 Graco, Inc. 28,224
3,691 Helios Technologies, Inc. 176,245
1,459 Honeywell International, Inc. 311,555
6,812 Howmet Aerospace, Inc. 528,816
1,902 Ingersoll Rand, Inc. 172,778
1,255 Jacobs Solutions, Inc. 175,336
13,735 Janus International Group, Inc.
j
173,473
1,195 JB Hunt Transport Services, Inc. 191,200
4,293 Knight-Swift Transportation
Holdings, Inc. 214,307
1,846 Korn Ferry 123,940
1,188 L3Harris Technologies, Inc. 266,801
588 Leidos Holdings, Inc. 85,777
947 Lincoln Electric Holdings, Inc. 178,642
Shares Common Stock (13.9%) Value
Industrials (1.9%) - continued
11,128 Masterbrand, Inc.
j
$ 163,359
2,614 Maximus, Inc. 224,020
2,781 Miller Industries, Inc. 153,011
1,042 Moog, Inc. 174,327
309 Northrop Grumman Corporation 134,708
1,209 Old Dominion Freight Line, Inc. 213,509
843 Owens Corning, Inc. 146,446
200 Parker-Hannifin Corporation 101,162
774 Pentair plc 59,343
1,057 Quanta Services, Inc. 268,573
3,365 Robert Half, Inc. 215,293
810 Rockwell Automation, Inc. 222,977
7,100 Schneider National, Inc. 171,536
435 Simpson Manufacturing Company,
Inc. 73,311
2,240 Tennant Company 220,506
5,511 Timken Company 441,596
795 Trane Technologies plc 261,499
3,268 Uber Technologies, Inc.
j
237,518
117 Union Pacific Corporation 26,472
2,973 United Parcel Service, Inc. 406,855
675 United Rentals, Inc. 436,543
Total 12,087,495
Information Technology (3.1%)
356 Adobe, Inc.
j
197,772
2,102 Advanced Micro Devices, Inc.
j
340,965
2,210 Amphenol Corporation 148,888
11,362 Apple, Inc. 2,393,064
1,607 Applied Materials, Inc. 379,236
841 AppLovin Corporation
j
69,988
122 Arista Networks, Inc.
j
42,759
1,455 ASGN, Inc.
j
128,287
663 Autodesk, Inc.
j
164,059
306 Broadcom, Inc. 491,292
768 CDW Corporation 171,909
6,414 Ciena Corporation
j
309,027
10,839 Cisco Systems, Inc. 514,961
4,291 Cohu, Inc.
j
142,032
1,211 Crane NXT Company 74,380
1,599 Datadog, Inc.
j
207,374
4,638 DocuSign, Inc.
j
248,133
1,670 Enphase Energy, Inc.
j
166,516
968 Fabrinet
j
236,957
998 FormFactor, Inc.
j
60,409
2,141 Fortinet, Inc.
j
129,038
4,180 Gilat Satellite Networks, Ltd.
j
18,685
1,193 GoDaddy, Inc.
j
166,674
2,012 Guidewire Software, Inc.
j
277,435
508 Insight Enterprises, Inc.
j
100,767
3,055 International Business Machines
Corporation 528,362
3,342 JFrog, Ltd.
j
125,492
214 KLA Corporation 176,445
85 Lam Research Corporation 90,512
587 Littelfuse, Inc. 150,031
7,042 Microsoft Corporation 3,147,422
776 MongoDB, Inc.
j
193,969
73 Motorola Solutions, Inc. 28,182
317 NetApp, Inc. 40,830
24,122 NVIDIA Corporation 2,980,032
2,138 ON Semiconductor Corporation
j
146,560
665 Onto Innovation, Inc.
j
146,007
2,252 Plexus Corporation
j
232,361
733 Qorvo, Inc.
j
85,057

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (13.9%) Value
Information Technology (3.1%) - continued
4,572 QUALCOMM, Inc. $ 910,651
70 RingCentral, Inc.
j
1,974
1,678 Salesforce, Inc. 431,414
8,075 Samsung Electronics Company,
Ltd. 475,245
428 Semtech Corporation
j
12,789
646 ServiceNow, Inc.
j
508,189
2,154 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 374,387
7,160 Trimble, Inc.
j
400,387
23,365 TTM Technologies, Inc.
j
453,982
240 Tyler Technologies, Inc.
j
120,667
431 Universal Display Corporation 90,618
5,829 Varonis Systems, Inc.
j
279,617
399 VeriSign, Inc.
j
70,942
1,153 Workiva, Inc.
j
84,157
Total 19,466,888
Materials (0.5%)
1,337 Albemarle Corporation 127,710
3,500 Alcoa Corporation 139,230
582 Allegheny Technologies, Inc.
j
32,272
3,662 Ball Corporation 219,793
3,124 CF Industries Holdings, Inc. 231,551
2,518 Corteva, Inc. 135,821
68 Eagle Materials, Inc. 14,787
2,075 Eastman Chemical Company 203,288
603 Ecolab, Inc. 143,514
1,859 Greif, Inc. 106,837
3,627 Ingevity Corporation
j
158,536
12,614 Ivanhoe Mines, Ltd.
j
162,740
877 Linde plc 384,836
2,154 Nucor Corporation 340,504
3,637 Steel Dynamics, Inc. 470,992
11,174 Tronox Holdings plc 175,320
548 United States Lime & Minerals, Inc. 199,571
801 United States Steel Corporation 30,278
2,013 West Fraser Timber Company, Ltd. 154,739
Total 3,432,319
Real Estate (0.5%)
2,800 Agree Realty Corporation 173,432
2,074 Alexandria Real Estate Equities,
Inc. 242,596
1,069 AvalonBay Communities, Inc. 221,165
1,372 CBRE Group, Inc.
j
122,259
2,419 Crown Castle, Inc. 236,336
21,522 Cushman and Wakefield plc
j
223,829
536 EastGroup Properties, Inc. 91,174
166 Equinix, Inc. 125,596
7,558 Essential Properties Realty Trust,
Inc. 209,432
944 Extra Space Storage, Inc. 146,707
11,827 Healthcare Realty Trust, Inc. 194,909
397 Kite Realty Group Trust 8,885
7,057 National Storage Affiliates Trust 290,889
1,188 Phillips Edison and Company, Inc. 38,859
1,512 SBA Communications Corporation 296,806
423 STAG Industrial, Inc. 15,253
4,343 Terreno Realty Corporation 257,019
Total 2,895,146
Shares Common Stock (13.9%) Value
Utilities (0.5%)
4,816 Alliant Energy Corporation $ 245,134
337 American Water Works Company,
Inc. 43,527
8,369 CenterPoint Energy, Inc. 259,272
1,682 Constellation Energy Corporation 336,854
2,846 Duke Energy Corporation 285,255
2,424 Entergy Corporation 259,368
4,159 Evergy, Inc. 220,302
9,173 NiSource, Inc. 264,274
1,183 Northwestern Energy Group, Inc. 59,245
157 PNM Resources, Inc. 5,803
2,448 Portland General Electric
Company 105,851
3,518 Public Service Enterprise Group,
Inc. 259,277
1,611 Spire, Inc. 97,836
1,617 UGI Corporation 37,029
2,328 Vistra Energy Corporation 200,161
4,198 Xcel Energy, Inc. 224,215
Total 2,903,403
Total Common Stock
(cost $60,520,840) 87,590,819
Shares
Registered Investment
Companies ( 10.2% ) Value
U.S. Affiliated  (9.2%)
6,206,840 Thrivent Core Emerging Markets
Debt Fund 49,592,656
734,413 Thrivent Core International Equity
Fund 7,814,156
Total 57,406,812
U.S. Unaffiliated  (1.0%)
54,063 Aberdeen Asia-Pacific Income
Fund, Inc. 144,889
17,460 AllianceBernstein Global High
Income Fund, Inc. 182,981
25,872 Allspring Income Opportunities
Fund 171,273
4,039 BlackRock Core Bond Trust 43,015
17,151 BlackRock Corporate High Yield
Fund, Inc. 166,193
20,516 BlackRock Credit Allocation
Income Trust 219,726
1,742 BlackRock Debt Strategies Fund,
Inc. 18,883
4,450 BlackRock Enhanced Equity
Dividend Trust 36,357
19,474 BlackRock Enhanced Global
Dividend Trust 206,619
10,600 BlackRock Enhanced International
Dividend Trust 59,148
700 BlackRock Floating Rate Income
Strategies Fund, Inc. 9,058
4,099 BlackRock Income Trust, Inc. 48,901
6,502 BlackRock Multi-Sector Income
Trust 94,799
16,086 Blackstone Strategic Credit 2027
Term Fund 191,263
20,375 Eaton Vance Limited Duration
Income Fund 198,453
6,489 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 54,832

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (10.2%) Value
U.S. Unaffiliated  (1.0%)- continued
14,528 First Trust High Income Long/Short
Fund $ 179,276
4,278 Invesco Dynamic Credit
Opportunities Fund
d
44,665
14,298 iShares Broad USD High Yield
Corporate Bond ETF 518,731
6,901 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
739,235
35,650 Nuveen Credit Strategies Income
Fund 197,858
10,741 Nuveen Preferred Income
Opportunities Fund 80,235
18,592 PGIM Global High Yield Fund, Inc. 220,873
17,397 PGIM High Yield Bond Fund, Inc. 224,073
4,485 Pimco Dynamic Income Fund 84,363
1,172 SPDR S&P Biotech ETF
e
108,656
1,261 Tri-Continental Corporation 39,053
12,910 Vanguard Intermediate-Term
Corporate Bond ETF
e
1,031,896
9,350 Vanguard Short-Term Corporate
Bond ETF 722,521
7,200 Virtus Convertible & Income Fund 23,544
11,671 Virtus Dividend, Interest &
Premium Strategy Fund 143,320
1,350 Virtus Equity & Convertible Income
Fund
e
31,374
29,569 Voya Global Equity Dividend &
Premium Opportunity Fund 151,985
45,361 Western Asset High Income
Opportunity Fund, Inc. 172,825
Total 6,560,873
Total Registered Investment
Companies (cost $71,618,245) 63,967,685
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
7,899,147 Thrivent Cash Management Trust 7,899,147
Total Collateral Held for
Securities Loaned
(cost $7,899,147) 7,899,147
Shares Preferred Stock ( 1.1% ) Value
Basic Materials (0.1%)
7,930 Albemarle Corporation,
Convertible, 7.250% 370,014
Total 370,014
Communications Services (0.1%)
21,875 AT&T, Inc., 4.750%
g
441,000
11,250 Telephone and Data Systems, Inc.,
6.000%
g
201,488
Total 642,488
Financials (0.8%)
7,525 AEGON Funding Company, LLC,
5.100% 156,294
7,500 Allstate Corporation, 5.100%
g
163,800
5,511 Apollo Global Management, Inc.,
Convertible, 6.750% 361,577
16,000 Bank of America Corporation,
4.250%
g
298,080
Shares Preferred Stock (1.1%) Value
Financials (0.8%) - continued
497 Bank of America Corporation,
Convertible, 7.250%
g
$ 594,492
14,875 Capital One Financial Corporation,
5.000%
g
296,012
1,775 Citizens Financial Group, Inc.,
7.375%
e,g,j
46,949
6,200 Equitable Holdings, Inc., 5.250%
g
134,850
17,000 J.P. Morgan Chase & Company,
4.200%
g
324,530
9,925 J.P. Morgan Chase & Company,
4.750%
g
210,211
10,750 KeyCorp, 6.200%
c,g
236,930
9,050 Morgan Stanley, 4.250%
e,g
173,307
7,800 Morgan Stanley, 5.850%
c,g
193,752
5,100 Morgan Stanley, 7.125%
c,g
128,571
9,350 Public Storage, 4.125%
g
173,910
3,775 Public Storage, 4.625%
g
76,972
958 Public Storage, 4.700%
g
19,764
2,700 Regions Financial Corporation,
5.700%
c,g
61,965
2,675 Synovus Financial Corporation,
5.875%
c,g
67,089
9,000 U.S. Bancorp, 4.000%
g
156,870
15,500 Wells Fargo & Company, 4.250%
g
290,935
7,600 Wells Fargo & Company, 4.750%
g
155,116
638 Wells Fargo & Company,
Convertible, 7.500%
g
758,563
Total 5,080,539
Utilities (0.1%)
14,250 CMS Energy Corporation, 4.200%
g
269,325
8,451 NextEra Energy, Inc., Convertible,
6.926%
e
350,632
6,200 Southern Company, 4.950% 136,834
Total 756,791
Total Preferred Stock
(cost $7,775,404) 6,849,832
Shares or
Principal
Amount Short-Term Investments ( 4.4% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.225%, 7/10/2024
k,l
598,951
500,000 5.250%, 7/17/2024
k,l
498,616
100,000 5.260%, 7/19/2024
k,l
99,694
300,000 5.240%, 8/14/2024
k,l
297,950
900,000 5.245%, 8/16/2024
k,l
893,587
700,000 5.240%, 9/18/2024
k,l
691,709
Thrivent Core Short-Term Reserve
Fund
2,421,868 5.580% 24,218,685
U.S. Treasury Bills
100,000 5.246%, 7/18/2024
k,m
99,752
300,000 5.243%, 8/15/2024
k,m
298,034
Total Short-Term Investments
(cost $27,696,240) 27,696,978
Total Investments (cost
$634,145,742) 101.4% $636,496,580
Other Assets and Liabilities, Net
(1.4%) (8,843,731)
Total Net Assets 100.0% $627,652,849

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $150,099,712 or 23.9%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of June 28, 2024 was $2,736,716 or
0.44% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Business Jet Securities, LLC,
5/15/2039 4/9/2024 $ 1,166,765
Business Jet Securities, LLC,
6/15/2037 5/5/2022 674,237
Credit Suisse Group AG  12/4/2013 110,000
Credit Suisse Group AG  5/17/2021 121,941
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 952,776
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 5,455,647
Common Stock 2,179,549
Total lending $7,635,196
Gross amount payable upon return of
collateral for securities loaned $7,899,147
Net amounts due to counterparty $263,951
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 30,866,634
Gross unrealized depreciation (32,429,811)
Net unrealized appreciation (depreciation) $ (1,563,177)
Cost for federal income tax purposes $ 638,205,533

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 41,059,816 – 40,357,716 702,100
Basic Materials 7,057,763 – 7,057,763 –
Capital Goods 12,456,847 – 12,456,847 –
Collateralized Mortgage Obligations 39,347,356 – 38,147,356 1,200,000
Commercial Mortgage-Backed Securities 3,258,649 – 3,258,649 –
Communications Services 14,374,467 – 14,374,467 –
Consumer Cyclical 23,548,780 – 23,548,780 –
Consumer Non-Cyclical 19,753,269 – 19,753,269 –
Energy 18,740,692 – 18,740,692 –
Financials 55,742,237 – 55,742,237 –
Foreign Government 146,748 – 146,748 –
Mortgage-Backed Securities 136,678,158 – 136,678,158 –
Technology 15,954,478 – 15,954,478 –
Transportation 3,955,193 – 3,955,193 –
U.S. Government & Agencies 34,234,475 – 34,234,475 –
Utilities 16,183,191 – 16,183,191 –
Common Stock
Communications Services 5,710,626 5,651,734 58,892 –
Consumer Discretionary 8,713,187 8,713,187 – –
Consumer Staples 4,423,107 4,423,107 – –
Energy 4,266,294 4,266,294 – –
Financials 13,368,860 13,368,860 – –
Health Care 10,323,494 10,323,494 – –
Industrials 12,087,495 11,787,764 299,731 –
Information Technology 19,466,888 18,991,643 475,245 –
Materials 3,432,319 3,269,579 162,740 –
Real Estate 2,895,146 2,895,146 – –
Utilities 2,903,403 2,903,403 – –
Preferred Stock
Basic Materials 370,014 370,014 – –
Communications Services 642,488 642,488 – –
Financials 5,080,539 5,080,539 – –
Utilities 756,791 756,791 – –
Registered Investment Companies
U.S. Unaffiliated 6,560,873 6,516,208 – 44,665
Short-Term Investments 3,478,293 – 3,478,293 –
Subtotal Investments in Securities $546,971,936 $99,960,251 $445,064,920 $1,946,765
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 57,406,812
Affiliated Short-Term Investments 24,218,685
Collateral Held for Securities Loaned 7,899,147
Subtotal Other Investments $89,524,644
Total Investments at Value $636,496,580
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 260,296 260,296 – –
Credit Default Swaps 27,977 – 27,977 –
Total Asset Derivatives $288,273 $260,296 $27,977 $–
Liability Derivatives
Futures Contracts 142,497 49,443 93,054 –
Total Liability Derivatives $142,497 $49,443 $93,054 $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$3,115,907 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 September 2024 $ 6,922,808 $ 20,630
CME E-mini S&P 500 Index 157 September 2024 43,198,605 145,170
ICE mini MSCI EAFE Index 61 September 2024 7,089,533 57,227
ICE US mini MSCI Emerging Markets Index 22 September 2024 1,185,022 11,998
Total Futures Long Contracts $ 58,395,968 $ 235,025
CME E-mini Russell 2000 Index (146) September 2024 ( $ 15,034,461) ( $ 40,039)
CME E-mini S&P Mid-Cap 400 Index (6) September 2024 (1,765,456) (9,404)
CME Euro Foreign Exchange Currency (59) September 2024 (7,954,871) 25,271
Eurex Euro STOXX 50 Index (147) September 2024 (7,682,400) (93,054)
Total Futures Short Contracts ( $ 32,437,188) ($117,226)
Total Futures Contracts $ 25,958,780 $117,799

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of June 28, 2024. Investments totaling $397,786 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 7,610,000 $ – $ 27,977 $ 27,977
Total Credit Default Swaps $– $27,977 $27,977
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Diversified Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 25,271
Total Foreign Exchange Contracts 25,271
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 214,395
Total Equity Contracts 214,395
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,630
Total Interest Rate Contracts 20,630
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 27,977
Total Credit Contracts 27,977
Total Asset Derivatives $288,273
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 142,497
Total Equity Contracts 142,497
Total Liability Derivatives $142,497
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,439,435
Total Equity Contracts
4,439,435
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 81,502
Total Foreign Exchange Contracts 81,502
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 198,809
Total Interest Rate Contracts
198,809
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (442,815)
Total Credit Contracts
(442,815)
Total $4,276,931
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 203,731
Total Foreign Exchange Contracts 203,731
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (324,202)
Total Equity Contracts (324,202)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (506,980)
Total Interest Rate Contracts (506,980)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 217,586
Total Credit Contracts 217,586
Total ($409,865)
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $49,554,740
Futures - Short (25,551,610)
Interest Rate Contracts
Futures - Long 8,210,373
Foreign Exchange Contracts
Futures - Short (7,633,583)
Credit Contracts
Credit Default Swaps - Buy Protection (451,843)

Diversified Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,034 $1,470 $2,930 $49,593 6,207 7.9%
Core International Equity 7,432 – – 7,814 734 1.3
Total U.S. Affiliated Registered Investment
Companies 58,466 57,407 9.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 33,619 125,176 134,576 24,219 2,422 3.9
Total Affiliated Short-Term Investments 33,619 24,219 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15,475 81,140 88,716 7,899 7,899 1.3
Total Collateral Held for Securities Loaned 15,475 7,899 1.3
Total Value $107,560 $89,525
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($690) $709 $ – $1,470
Core International Equity – 382 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 0 (0) – 627
Total Income/Non Cash Income from Affiliated
Investments $2,097
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value ($690) $1,091 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Belgium (<0.1%)
483 Titan Cement International SA $ 15,125
Total 15,125
Brazil (4.9%)
13,428 B3 SA - Brasil Bolsa Balcao 24,573
1,000 Banco ABC Brasil SA 3,964
11,484 Banco Bradesco SA ADR 25,724
58,100 Banco do Brasil SA 276,776
6,000 Banco do Estado do Rio Grande
do Sul SA 12,247
7,400 BRF SA
a
29,970
29,757 Centrais Eletricas Brasileiras SA
ADR 191,338
890 Companhia Paranaense de Energia
- COPEL ADR 5,233
19,700 CPFL Energia SA 115,555
13,400 Cury Construtora e Incorporadora
SA 49,380
15,740 Gerdau SA ADR 51,942
3,100 Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 12,755
52,500 Iochpe-Maxion SA 111,009
68,652 Itau Unibanco Holding SA ADR 400,928
24,270 Itausa SA 42,461
12,793 Jalles Machado SA 15,585
24,200 JBS SA
a
140,002
8,100 Metalurgica Gerdau SA 15,461
74,100 Petroleo Brasileiro SA 504,374
14,430 Petroleo Brasileiro SA ADR 209,091
14,400 Randon SA Implementos e
Participacoes 28,387
31,800 Telefonica Brasil SA 259,458
71,800 TIM SA/Brazil 204,607
27,600 Usinas Siderurgicas de Minas
Gerais SA Usiminas 39,202
45,028 Vale SA ADR 502,963
Total 3,272,985
Cayman Islands (13.7%)
23,500 AAC Technologies Holdings, Inc. 91,948
114,100 Alibaba Group Holding, Ltd. 1,028,365
159,000 China Feihe, Ltd.
b
73,350
24,000 China Medical System Holdings,
Ltd. 20,350
186,000 China Mengniu Dairy Company,
Ltd. 332,869
123,000 China Resources Land, Ltd. 418,979
95,000 Consun Pharmaceutical Group,
Ltd. 67,579
63,000 Dongyue Group, Ltd. 68,444
200,000 Geely Automobile Holdings, Ltd.
c
224,880
25,500 Greentown China Holdings, Ltd. 20,015
6,309 JD.com, Inc. 81,937
10,639 JOYY, Inc. ADR 320,128
10,000 Kingboard Holdings, Ltd. 23,515
57,000 Li Ning Company, Ltd. 122,831
14,500 Longfor Group Holdings, Ltd.
b
19,810
31,600 Meituan
a,b
449,172
9,500 NetDragon Websoft Holdings, Ltd. 14,341
766 NetEase, Inc. ADR 73,214
6,677 PDD Holdings, Inc. ADR
a
887,707
4,800 Pop Mart International Group, Ltd.
b
23,411
70,000 Seazen Group, Ltd.
a
12,170
Shares Common Stock (97.7%) Value
Cayman Islands (13.7%) - continued
698,500 Shui On Land, Ltd. $ 59,035
195,000 Sino Biopharmaceutical, Ltd. 66,693
51,600 Sunny Optical Technology (Group)
Company, Ltd. 317,304
21,569 TAL Education Group ADR
a
230,141
65,400 Tencent Holdings, Ltd. 3,102,597
6,365 Trip.com Group, Ltd. ADR
a
299,155
27,000 WuXi Biologics (Cayman), Inc.
a,b
39,736
291,000 Xiaomi Corporation
a,b
611,742
9 ZEEKR Intelligent Technology
Holding, Ltd. ADR
a
171
76,500 Zhongsheng Group Holdings, Ltd. 111,749
Total 9,213,338
Chile (0.6%)
693 Banco de Chile ADR 15,682
2,166 Banco de Credito e Inversiones SA 60,949
30,233 Cencosud SA 57,025
486,633 Colbun SA 62,980
11,435 Embotelladora Andina SA 32,371
12,782 Empresas CMPC SA 24,041
5,164,711 Latam Airlines Group SA 70,469
32,865 S.A.C.I. Falabella
a
101,314
Total 424,831
China (10.2%)
1,185,900 Agricultural Bank of China, Ltd. 711,685
338,000 Aluminum Corporation of China,
Ltd., Class H 230,213
291,500 Bank of China, Ltd., Class A 185,266
620,000 Bank of China, Ltd., Class H 305,540
733,200 Bank of Communications
Company, Ltd. 753,417
30,400 Baoshan Iron & Steel Company,
Ltd. 27,791
1,102,800 BOE Technology Group Company,
Ltd. 620,137
791,000 CGN Power Company, Ltd.
b
347,754
57,500 China Construction Bank
Corporation, Class A 58,535
58,000 China Construction Bank
Corporation, Class H 42,875
1,100 China Tourism Group Duty Free
Corporation, Ltd.
b
6,721
77,000 China United Network
Communications, Ltd. 49,683
96,000 CMOC Group, Ltd. 87,606
260,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 453,806
497,000 CRRC Corporation, Ltd. 320,556
36,200 Foxconn Industrial Internet
Company, Ltd. 134,591
14,000 Fuyao Glass Industry Group
Company, Ltd., Class H
b
81,100
221,500 Great Wall Motor Company, Ltd.,
Class H 340,781
49,300 Gree Electric Appliances, Inc. of
Zhuhai 265,987
367,800 Greenland Holdings Corporation,
Ltd.
a
68,226
29,100 Guotai Junan Securities Company,
Ltd. 54,148
44,600 HLA Group Corporation, Ltd. 56,621
225,500 Huaxia Bank Company, Ltd. 198,506

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.7%) Value
China (10.2%) - continued
129,000 Jiangxi Copper Company, Ltd.,
Class H $ 256,769
10,000 Lenovo Group, Ltd. 14,034
44,600 Livzon Pharmaceutical Group, Inc. 228,232
337,000 People's Insurance Company
(Group) of China, Ltd.
a
115,471
88,900 Poly Developments and Holdings
Group Company, Ltd. 107,011
4,700 Shengyi Technology Company, Ltd. 13,560
253,500 Shenwan Hongyuan Group
Company, Ltd. 150,166
9,400 Shenzhou International Group
Holdings, Ltd. 91,823
83,000 Tong Ren Tang Technologies
Company, Ltd. 53,253
67,900 WuXi AppTec Company, Ltd., Class
H
b
253,918
61,400 ZTE Corporation
a
135,255
Total 6,821,037
Colombia (0.3%)
1,282 Bancolombia SA 10,903
5,114 Bancolombia SA ADR 166,972
Total 177,875
Czech Republic (<0.1%)
42 Philip Morris CR 27,436
Total 27,436
Egypt (<0.1%)
17,222 Commercial International Bank
Egypt SAE GDR 25,592
Total 25,592
Greece (0.2%)
15,852 Eurobank Ergasias Services and
Holdings SA 34,375
9,247 HELLENiQ ENERGY Holdings SA 77,160
Total 111,535
Hong Kong (1.3%)
13,500 BYD Electronic International
Company, Ltd. 67,187
167,000 China Overseas Land &
Investment, Ltd. 289,072
288,000 CSPC Pharmaceutical Group, Ltd. 229,360
138,000 Weichai Power Company, Ltd.,
Class H 262,733
14,000 Yuexiu Property Company, Ltd. 9,133
Total 857,485
Hungary (0.7%)
26,453 MOL Hungarian Oil & Gas plc 206,426
4,865 OTP Bank Nyrt 241,317
178 Richter Gedeon Nyrt 4,624
Total 452,367
India (21.3%)
556 ABB India, Ltd. 56,587
795 Apar Industries, Ltd. 80,696
2,658 Avenue Supermarts, Ltd.
a,b
150,344
49,251 Axis Bank, Ltd. 746,390
Shares Common Stock (97.7%) Value
India (21.3%) - continued
7,403 Bajaj Auto, Ltd. $ 843,367
5,201 Bajaj Finserv, Ltd. 98,922
43,676 Bank of Baroda 143,954
24,180 Bharat Petroleum Corporation, Ltd. 87,972
23,494 Birlasoft, Ltd. 194,010
240 Bosch, Ltd. 98,051
1,721 Brigade Enterprises, Ltd. 27,781
13,431 Chambal Fertilisers and Chemicals,
Ltd. 81,531
35,088 Cipla, Ltd. 621,928
98,494 Coal India, Ltd. 558,027
909 CRISIL, Ltd. 46,309
3,649 Cummins India, Ltd. 173,271
2,278 Dixon Technologies India, Ltd. 326,709
2,200 Godrej Consumer Products, Ltd. 36,236
19,826 HCL Technologies, Ltd. 346,139
15,308 HDFC Asset Management
Company, Ltd.
b
732,440
15,083 Hero MotoCorp, Ltd. 1,007,274
47,881 Hindalco Industries, Ltd. 396,904
801 Hindustan Aeronautics, Ltd. 50,520
35,811 ICICI Bank, Ltd. ADR 1,031,715
2,318 Info Edge India, Ltd. 188,441
2,805 Infosys, Ltd. ADR 52,229
23,936 Jindal Saw, Ltd. 155,561
8,982 JK Tyre & Industries, Ltd. 46,140
741 KEI Industries, Ltd. 39,250
6,942 Kotak Mahindra Bank, Ltd. 149,667
9,480 KPIT Technologies, Ltd. 185,373
2,717 Larsen & Toubro, Ltd. 115,412
1,942 Maruti Suzuki India, Ltd. 280,003
9,144 NCC, Ltd./India 34,625
1,400 Netweb Technologies India, Ltd. 43,405
6,860 Nippon Life India Asset
Management, Ltd.
b
52,955
197,974 Oil & Natural Gas Corporation, Ltd. 649,668
4,057 PB Fintech, Ltd.
a
67,965
4,724 Persistent Systems, Ltd. 239,877
444 Phoenix Mills, Ltd. 19,072
4,608 Pidilite Industries, Ltd. 174,355
22,871 Power Finance Corporation, Ltd. 132,796
32,996 REC, Ltd. 207,544
12,647 Reliance Industries, Ltd. 474,093
89,679 State Bank of India 911,079
998 Tata Communications, Ltd.
a
22,162
21,474 Tata Consultancy Services, Ltd. 1,003,121
13,194 Tata Motors, Ltd. 156,335
7,341 Trent, Ltd. 481,713
2,486 UltraTech Cement, Ltd. 347,336
6,245 United Spirits, Ltd. 95,441
21,833 Welspun Living, Ltd. 40,160
Total 14,302,855
Indonesia (1.3%)
1,327,300 Bank Central Asia Tbk PT 803,137
110,000 Bank Mandiri Persero Tbk PT 41,153
Total 844,290
Kuwait (0.5%)
12,514 HumanSoft Holding Company
KSCC 109,681
26,461 Kuwait Finance House KSCP 61,417
30,960 Mobile Telecommunications
Company KSCP 44,959

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Kuwait (0.5%) - continued
39,992 National Bank of Kuwait KSC $ 112,445
18,999 National Industries Group Holding 13,301
Total 341,803
Malaysia (0.8%)
40,900 Hong Leong Bank Bhd 166,316
4,300 Petronas Dagangan Bhd 15,897
39,700 QL Resources Bhd 54,814
55,896 Sports Toto Bhd 18,365
13,500 Ta Ann Holdings Bhd 10,903
351,000 YTL Corporation Bhd 255,988
Total 522,283
Mexico (1.3%)
1,242 America Movil SAB de CV ADR 21,114
18,445 Cemex SAB de CV ADR 117,864
3,612 Coca-Cola FEMSA SAB de CV ADR 310,054
493 Fomento Economico Mexicano SAB
de CV ADR 53,071
12,810 Grupo Financiero Banorte SAB de
CV ADR 99,693
25,300 Grupo Mexico SAB de CV 136,505
38,600 Megacable Holdings SAB de CV 97,413
8,200 Wal-Mart de Mexico SAB de CV 28,009
Total 863,723
Netherlands (<0.1%)
3,777 NEPI Rockcastle NV 27,272
Total 27,272
Philippines (0.1%)
18,690 Bank of the Philippine Islands 37,980
Total 37,980
Poland (1.9%)
9,622 Asseco Poland SA 191,095
2,330 Bank Polska Kasa Opieki SA 96,949
843 Budimex SA 145,859
2,550 KGHM Polska Miedz SA 94,610
4,977 Orlen SA 83,618
19,708 Powszechna Kasa Oszczednosci
Bank Polski SA 307,451
28,695 Powszechny Zaklad Ubezpieczen
SA 366,355
Total 1,285,937
Qatar (0.3%)
104,884 Commercial Bank PSQC 123,550
21,831 Doha Bank QPSC 8,591
9,364 Gulf Warehousing Company 8,521
98,617 Masraf Al Rayan QSC 63,375
6,493 Qatar National Bank QPSC 26,147
Total 230,184
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
d,e
0
78,093 NovaTek PJSC
d,e
0
136,926 Sberbank of Russia PJSC
a,d,e
0
Total 0
Shares Common Stock (97.7%) Value
Saudi Arabia (2.9%)
30,276 Al Rajhi Bank $ 659,926
55,644 Arab National Bank 301,128
2,832 Dr. Sulaiman Al Habib Medical
Services Group Company 217,266
1,908 Eastern Province Cement Company 16,451
5,380 Jarir Marketing Company 18,187
599 Mouwasat Medical Services
Company 19,314
459 SAL Saudi Logistics Services 36,944
8,750 Saudi Arabian Oil Company
b
64,481
991 Saudi Aramco Base Oil Company 34,757
2,614 Saudi Basic Industries Corporation 51,213
32,511 Saudi National Bank 320,697
18,917 Saudi Telecom Company 189,076
Total 1,929,440
South Africa (2.2%)
8,036 Absa Group, Ltd. 69,986
28,358 AECI, Ltd. 167,814
10,613 Aspen Pharmacare Holdings, Ltd. 136,097
3,039 Barloworld, Ltd. 13,998
4,412 Coronation Fund Managers, Ltd. 8,706
32,472 DataTec, Ltd. 67,233
3,191 Exxaro Resources, Ltd. 31,445
21,036 FirstRand, Ltd. 89,218
2,645 Gold Fields, Ltd. ADR 39,411
10,175 Harmony Gold Mining Company,
Ltd. ADR 93,305
5,875 Kumba Iron Ore, Ltd. 141,962
4,002 Mr Price Group, Ltd. 45,295
1,188 Naspers, Ltd. 232,929
7,409 Sasol, Ltd. 56,274
21,071 Standard Bank Group 245,348
5,090 Super Group, Ltd. 7,917
Total 1,446,938
South Korea (8.4%)
1,069 Caregen Company, Ltd. 16,878
212 Celltrion, Inc. 26,730
1,257 CJ Corporation 110,375
3,295 Green Cross Holdings Corporation 33,374
9,305 GS Holdings Corporation 315,941
607 Hanmi Pharm Company, Ltd. 118,830
8,168 Hanon Systems 27,924
2,006 HD Hyundai Company, Ltd. 108,152
1,139 Hyundai Motor Company 242,901
9,085 KT Corporation 246,214
5,145 KT&G Corporation 328,749
172 LG Chem, Ltd. 42,862
5,135 LG Uplus Corporation 36,571
1,818 Lotte Shopping Company, Ltd. 83,581
1,678 NAVER Corporation 201,920
331 Samsung Biologics Company,
Ltd.
a,b
174,197
2,934 Samsung C&T Corporation 301,102
37,940 Samsung Electronics Company,
Ltd. 2,232,914
5,053 SD Biosensor, Inc.
a
36,029
2,476 SK Hynix, Inc. 420,198
854 SK, Inc. 97,741
7,263 Yuhan Corporation 425,113
Total 5,628,296

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Taiwan (21.3%)
9,965 ASE Technology Holding Company,
Ltd. ADR
a
$ 113,800
109,000 Asia Cement Corporation 147,291
6,000 Asustek Computer, Inc. 91,835
95,000 Cathay Financial Holding
Company, Ltd.
a
172,527
59,000 Chang Hwa Commercial Bank, Ltd. 33,538
179,000 Cheng Shin Rubber Industry
Company, Ltd. 272,484
8,000 Chicony Electronics Company, Ltd. 42,090
3,000 Chicony Power Technology
Company, Ltd. 12,601
9,000 China Steel Chemical Corporation 30,061
107,000 Chipbond Technology Corporation 220,922
1,669 Chunghwa Telecom Company, Ltd.
ADR
a
64,440
145,000 Compal Electronics, Inc. 154,571
22,000 Delta Electronics, Inc. 262,405
10,000 Dynapack International Technology
Corporation 30,620
51,000 Far Eastern New Century
Corporation 55,427
32,000 Far EasTone Telecommunications
Company, Ltd. 82,974
59,000 Feng Hsin Steel Company, Ltd. 140,219
2,000 Fusheng Precision Company, Ltd. 17,512
106,000 Hon Hai Precision Industry
Company, Ltd. 697,896
113,000 Inventec Corporation 193,307
62,000 Lite-On Technology Corporation 201,406
20,000 MediaTek, Inc. 861,368
2,000 Micro-Star International Company,
Ltd. 10,945
167,000 Nan Ya Plastics Corporation
a
253,403
4,000 Novatek Microelectronics
Corporation 74,599
189,000 Pegatron Corporation 607,481
140,000 Pou Chen Corporation 150,766
6,000 Powertech Technology, Inc. 34,693
6,000 President Chain Store Corporation 50,570
27,000 Quanta Computer, Inc. 258,111
9,000 Radiant Opto-Electronics
Corporation 52,546
9,000 Realtek Semiconductor Corporation 151,031
5,000 Sigurd Microelectronics
Corporation 11,811
16,000 Sino-American Silicon Products,
Inc. 106,872
7,000 Supreme Electronics Company,
Ltd. 17,626
133,000 Synnex Technology International
Corporation 299,318
15,000 Systex Corporation 57,472
284,646 Taichung Commercial Bank
Company, Ltd. 160,567
6,000 Taiwan Fertilizer Company, Ltd. 11,884
87,000 Taiwan Mobile Company, Ltd.
a
286,901
4,000 Taiwan Secom Company, Ltd. 16,221
213,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 6,325,468
33,704 Topco Scientific Company, Ltd. 285,329
6,000 Transcend Information, Inc. 21,251
3,000 TTY Biopharm Company, Ltd. 7,037
183,000 Uni-President Enterprises
Corporation 458,609
19,000 USI Corporation 8,958
Shares Common Stock (97.7%) Value
Taiwan (21.3%) - continued
19,000 Wah Lee Industrial Corporation
a
$ 83,047
35,000 WPG Holdings, Ltd. 96,796
507,840 Yuanta Financial Holding Company,
Ltd. 500,830
Total 14,299,436
Thailand (0.2%)
73,400 Central Pattana pcl NVDR 110,211
Total 110,211
Turkey (1.3%)
180,320 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS
a
53,621
6,807 Ford Otomotiv Sanayi AS 234,302
53,967 Haci Omer Sabanci Holding AS 159,481
3,626 KOC Holding AS 25,184
44,186 Tekfen Holding AS
a
71,310
32,415 Turk Hava Yollari Anonim Ortakligi
a
306,483
Total 850,381
United Arab Emirates (1.8%)
5,709 Abu Dhabi Commercial Bank PJSC 12,437
173,143 Deyaar Development PJSC 33,705
231,036 Dubai Islamic Bank PJSC 361,053
214,136 Emaar Properties PJSC 478,060
78,956 Emirates NBD Bank PJSC 354,689
Total 1,239,944
United Kingdom (0.2%)
5,467 AngloGold Ashanti plc 137,808
Total 137,808
Total Common Stock
(cost $56,924,606) 65,498,387
Shares Preferred Stock ( 1.3% )
Brazil (0.1%)
74,200 Companhia de Saneamento do
Parana 73,933
Total 73,933
South Korea (1.2%)
1,239 Hyundai Motor Company, 2nd
Preferred 164,303
2,142 Hyundai Motor Company, Preferred 281,840
8,389 Samsung Electronics Company,
Ltd. 385,196
Total 831,339
Total Preferred Stock
(cost $767,941) 905,272

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 0.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.225%,  7/10/2024
f,g
$ 99,825
100,000 5.245%,  9/13/2024
f,g
98,888
100,000 5.240%,  9/18/2024
f,g
98,816
Total Short-Term Investments
(cost $297,554) 297,529
Total Investments (cost
$57,990,101) 99.4% $66,701,188
Other Assets and Liabilities,
Net 0.6% 372,376
Total Net Assets 100.0% $67,073,564
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $3,081,131 or 4.6% of
total net assets.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 14,590,271
Gross unrealized depreciation (6,694,396)
Net unrealized appreciation (depreciation) $ 7,895,875
Cost for federal income tax purposes $ 58,803,692

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,506,213 478,896 5,027,317 –
Consumer Discretionary 9,305,851 1,417,174 7,888,677 –
Consumer Staples 2,285,408 363,125 1,922,283 –
Energy** 3,070,404 209,091 2,861,313 0
Financials** 14,004,498 1,641,021 12,363,477 0
Health Care 2,796,538 – 2,796,538 –
Industrials 3,217,320 – 3,217,320 –
Information Technology 18,382,238 166,029 18,216,209 –
Materials 4,197,896 805,485 3,392,411 –
Real Estate 1,753,173 – 1,753,173 –
Utilities 978,848 196,571 782,277 –
Preferred Stock
Consumer Discretionary 446,143 – 446,143 –
Information Technology 385,196 – 385,196 –
Utilities 73,933 – 73,933 –
Short-Term Investments 297,529 – 297,529 –
Subtotal Investments in Securities $66,701,188 $5,277,392 $61,423,796 $0
Total Investments at Value $66,701,188
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
** Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,621 1,621 – –
Total Liability Derivatives $1,621 $1,621 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$297,529 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 60 September 2024 $ 3,266,221 ( $ 1,621)
Total Futures Long Contracts $ 3,266,221 ( $ 1,621)
Total Futures Contracts $ 3,266,221 ($1,621)

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Emerging Markets Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,621
Total Equity Contracts 1,621
Total Liability Derivatives $1,621
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 248,387
Total Equity Contracts
248,387
Total $248,387
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (115,991)
Total Equity Contracts (115,991)
Total ($115,991)
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $3,173,043

Emerging Markets Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $391 $6,933 $7,324 $– – –
Total Affiliated Short-Term Investments 391 – –
Total Value $391 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $9
Total Income/Non Cash Income from Affiliated
Investments $9
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 90.8% ) Value
Communications Services (8.7%)
10,885 Alphabet, Inc., Class A $ 1,982,703
9,428 Alphabet, Inc., Class C 1,729,284
8 Cable One, Inc. 2,832
472 Electronic Arts, Inc. 65,764
81 John Wiley and Sons, Inc. 3,297
341 Liberty Global, Ltd., Class C
a
6,087
1,699 Lumen Technologies, Inc.
a
1,869
287 New York Times Company 14,697
365 Omnicom Group, Inc. 32,740
54 Scholastic Corporation 1,915
7,768 Verizon Communications, Inc. 320,352
3,388 Walt Disney Company 336,395
4,255 Warner Brothers Discovery, Inc.
a
31,657
519 ZoomInfo Technologies, Inc.
a
6,628
Total 4,536,220
Consumer Discretionary (7.3%)
504 Aptiv plc
a
35,492
457 Aramark 15,547
148 Autoliv, Inc. 15,835
51 AutoNation, Inc.
a
8,128
362 Best Buy Company, Inc. 30,513
63 Booking Holdings, Inc. 249,574
432 BorgWarner, Inc. 13,928
57 Buckle, Inc. 2,106
217 Capri Holdings, Ltd.
a
7,178
296 CarMax, Inc.
a
21,709
60 Choice Hotels International, Inc. 7,140
66 Columbia Sportswear Company 5,219
222 Darden Restaurants, Inc. 33,593
47 Deckers Outdoor Corporation
a
45,494
64 Domino's Pizza, Inc. 33,045
40 Ethan Allen Interiors, Inc. 1,116
160 Foot Locker, Inc. 3,987
506 GameStop Corporation
a,b
12,493
410 Gap, Inc. 9,795
282 Garmin, Ltd. 45,943
647 Hanesbrands, Inc.
a
3,190
244 Harley-Davidson, Inc. 8,184
242 Hasbro, Inc. 14,157
464 Hilton Worldwide Holdings, Inc. 101,245
1,831 Home Depot, Inc. 630,303
40 Jack in the Box, Inc. 2,038
215 Kohl's Corporation 4,943
81 La-Z-Boy, Inc. 3,020
493 LKQ Corporation 20,504
1,057 Lowe's Companies, Inc. 233,026
1,679 Lucid Group, Inc.
a,b
4,382
455 Marriott International, Inc./MD 110,005
643 Mattel, Inc.
a
10,455
1,332 McDonald's Corporation 339,447
67 Meritage Homes Corporation 10,844
96 Mohawk Industries, Inc.
a
10,905
725 Newell Brands, Inc. 4,647
2,238 NIKE, Inc. 168,678
202 Nordstrom, Inc. 4,286
67 ODP Corporation
a
2,631
72 Pool Corporation 22,128
107 PVH Corporation 11,328
1,343 Rivian Automotive, Inc.
a,b
18,023
450 Royal Caribbean Cruises, Ltd.
a
71,744
79 Signet Jewelers, Ltd. 7,077
2,092 Starbucks Corporation 162,862
5,294 Tesla, Inc.
a
1,047,576
Shares Common Stock (90.8%) Value
Consumer Discretionary (7.3%) - continued
257 Topgolf Callaway Brands
Corporation
a
$ 3,932
200 Tractor Supply Company 54,000
90 Ulta Beauty, Inc.
a
34,728
344 Under Armour, Inc., Class A
a
2,294
318 Under Armour, Inc., Class C
a
2,077
70 Vail Resorts, Inc. 12,609
613 VF Corporation 8,276
100 Whirlpool Corporation 10,220
113 Williams-Sonoma, Inc. 31,908
149 Wolverine World Wide, Inc. 2,014
Total 3,787,521
Consumer Staples (5.5%)
927 Archer-Daniels-Midland Company 56,037
268 Bunge Global SA 28,614
359 Campbell Soup Company 16,223
454 Church & Dwight Company, Inc. 47,071
229 Clorox Company 31,252
7,565 Coca-Cola Company 481,512
1,445 Colgate-Palmolive Company 140,223
886 Conagra Brands, Inc. 25,180
300 Darling Ingredients, Inc.
a
11,025
427 Estee Lauder Companies, Inc. 45,433
1,049 General Mills, Inc. 66,360
172 Hain Celestial Group, Inc.
a
1,188
550 Hormel Foods Corporation 16,769
120 Ingredion, Inc. 13,764
196 J.M. Smucker Company 21,372
506 Kellanova 29,186
1,999 Keurig Dr Pepper, Inc. 66,767
623 Kimberly-Clark Corporation 86,099
1,681 Kraft Heinz Company 54,162
1,259 Kroger Company 62,862
269 Lamb Weston Holdings, Inc. 22,618
464 McCormick & Company, Inc. 32,916
2,487 Mondelez International, Inc. 162,749
2,541 PepsiCo, Inc. 419,087
4,346 Procter & Gamble Company 716,742
920 Sysco Corporation 65,679
850 Target Corporation 125,834
103 United Natural Foods, Inc.
a
1,349
Total 2,848,073
Energy (1.4%)
1,859 Baker Hughes Company 65,381
426 Cheniere Energy, Inc. 74,478
87 Core Laboratories, Inc. 1,765
1,644 Halliburton Company 55,535
295 HF Sinclair Corporation 15,735
666 Marathon Petroleum Corporation 115,538
715 NOV, Inc. 13,592
1,075 ONEOK, Inc. 87,666
790 Phillips 66 111,524
391 Targa Resources Corporation 50,353
814 TechnipFMC plc 21,286
609 Valero Energy Corporation 95,467
Total 708,320
Financials (10.2%)
485 Allstate Corporation 77,435
499 Ally Financial, Inc. 19,795
1,064 American Express Company 246,369
185 Ameriprise Financial, Inc. 79,030

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.8%) Value
Financials (10.2%) - continued
400 Arthur J. Gallagher & Company $ 103,724
73 Bank of Hawaii Corporation 4,176
1,394 Bank of New York Mellon
Corporation 83,487
275 BlackRock, Inc. 216,513
130 Cathay General Bancorp 4,904
2,782 Charles Schwab Corporation 205,006
750 Chubb, Ltd. 191,310
847 Citizens Financial Group, Inc. 30,517
664 CME Group, Inc. 130,542
241 Comerica, Inc. 12,301
462 Discover Financial Services 60,434
605 Equitable Holdings, Inc. 24,720
70 FactSet Research Systems, Inc. 28,579
1,065 Fidelity National Information
Services, Inc. 80,258
535 Franklin Resources, Inc. 11,957
549 Hartford Financial Services Group,
Inc. 55,197
2,666 Huntington Bancshares, Inc./OH 35,138
1,057 Intercontinental Exchange, Inc. 144,693
100 International Bancshares
Corporation 5,721
637 Invesco, Ltd. 9,530
1,718 KeyCorp 24,413
302 Lincoln National Corporation 9,392
354 Loews Corporation 26,458
306 M&T Bank Corporation 46,316
70 MarketAxess Holdings, Inc. 14,037
908 Marsh & McLennan Companies,
Inc. 191,334
1,539 Mastercard, Inc. 678,945
303 Moody's Corporation 127,542
2,265 Morgan Stanley 220,135
744 Nasdaq, Inc. 44,833
377 Northern Trust Corporation 31,661
585 Old National Bancorp 10,056
1,847 PayPal Holdings, Inc.
a
107,181
736 PNC Financial Services Group,
Inc. 114,433
434 Principal Financial Group, Inc. 34,047
1,081 Progressive Corporation 224,535
663 Prudential Financial, Inc. 77,697
1,697 Regions Financial Corporation 34,008
592 S&P Global, Inc. 264,032
558 State Street Corporation 41,292
751 Synchrony Financial 35,440
415 T. Rowe Price Group, Inc. 47,854
423 Travelers Companies, Inc. 86,013
2,464 Truist Financial Corporation 95,726
2,921 Visa, Inc. 766,675
188 Voya Financial, Inc. 13,376
632 Western Union Company 7,723
189 Willis Towers Watson plc 49,544
280 Zions Bancorp NA 12,144
Total 5,298,178
Health Care (8.5%)
3,271 AbbVie, Inc. 561,042
540 Agilent Technologies, Inc. 70,000
132 Align Technology, Inc.
a
31,869
990 Amgen, Inc. 309,325
536 Becton, Dickinson and Company 125,269
267 Biogen, Inc.
a
61,896
346 BioMarin Pharmaceutical, Inc.
a
28,486
Shares Common Stock (90.8%) Value
Health Care (8.5%) - continued
288 Bio-Techne Corporation $ 20,635
3,744 Bristol-Myers Squibb Company 155,488
449 Cardinal Health, Inc. 44,146
332 Cencora, Inc. 74,800
987 Centene Corporation
a
65,438
524 Cigna Group 173,219
364 Cooper Companies, Inc. 31,777
1,299 Danaher Corporation 324,555
101 DaVita, Inc.
a
13,996
392 Dentsply Sirona, Inc. 9,765
713 Dexcom, Inc.
a
80,840
1,111 Edwards Lifesciences Corporation
a
102,623
430 Elevance Health, Inc. 233,000
2,304 Gilead Sciences, Inc. 158,077
366 HCA Healthcare, Inc. 117,588
242 Henry Schein, Inc.
a
15,512
434 Hologic, Inc.
a
32,225
223 Humana, Inc. 83,324
153 IDEXX Laboratories, Inc.
a
74,542
290 Illumina, Inc.
a
30,270
129 Insulet Corporation
a
26,032
338 IQVIA Holding, Inc.
a
71,467
111 Jazz Pharmaceuticals, Inc.
a
11,847
157 Labcorp Holdings, Inc. 31,951
4,678 Merck & Company, Inc. 579,136
40 Mettler-Toledo International, Inc.
a
55,904
160 Patterson Companies, Inc. 3,859
143 Pediatrix Medical Group, Inc.
a
1,080
206 Quest Diagnostics, Inc. 28,197
270 ResMed, Inc. 51,683
199 Select Medical Holdings
Corporation 6,977
183 STERIS plc 40,176
296 Teladoc Health, Inc.
a
2,895
477 Vertex Pharmaceuticals, Inc.
a
223,579
109 Waters Corporation
a
31,623
136 West Pharmaceutical Services,
Inc. 44,797
379 Zimmer Biomet Holdings, Inc. 41,133
846 Zoetis, Inc. 146,663
Total 4,428,706
Industrials (7.7%)
1,021 3M Company 104,336
227 A.O. Smith Corporation 18,564
158 ACCO Brands Corporation 743
57 Acuity Brands, Inc. 13,762
117 AGCO Corporation 11,452
198 Air Lease Corporation 9,411
161 Allegion plc 19,022
72 Applied Industrial Technologies,
Inc. 13,968
47 ArcBest Corporation 5,033
761 Automatic Data Processing, Inc. 181,643
33 Avis Budget Group, Inc. 3,449
217 Broadridge Financial Solutions,
Inc. 42,749
228 Builders FirstSource, Inc.
a
31,557
217 C.H. Robinson Worldwide, Inc. 19,122
1,494 Carrier Global Corporation 94,241
922 Caterpillar, Inc. 307,118
1,610 CNH Industrial NV 16,309
1,597 Copart, Inc.
a
86,494
3,619 CSX Corporation 121,056
253 Cummins, Inc. 70,063

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.8%) Value
Industrials (7.7%) - continued
488 Deere & Company $ 182,331
293 Delta Air Lines, Inc. 13,900
76 Deluxe Corporation 1,707
254 Dover Corporation 45,834
738 Eaton Corporation plc 231,400
88 EMCOR Group, Inc. 32,127
266 Expeditors International of
Washington, Inc. 33,194
97 Exponent, Inc. 9,227
1,060 Fastenal Company 66,610
376 Ferguson plc 72,812
240 Flowserve Corporation 11,544
652 Fortive Corporation 48,313
234 Fortune Brands Innovations, Inc. 15,196
312 Graco, Inc. 24,735
85 Granite Construction, Inc. 5,267
34 Heidrick & Struggles International,
Inc. 1,074
78 HNI Corporation 3,512
36 ICF International, Inc. 5,345
140 IDEX Corporation 28,168
552 Illinois Tool Works, Inc. 130,802
748 Ingersoll Rand, Inc. 67,948
107 Interface, Inc. 1,571
153 JB Hunt Transport Services, Inc. 24,480
1,257 Johnson Controls International plc 83,553
59 Kelly Services, Inc. 1,263
297 Knight-Swift Transportation
Holdings, Inc. 14,826
60 Lennox International, Inc. 32,099
106 Lincoln Electric Holdings, Inc. 19,996
95 ManpowerGroup, Inc. 6,631
406 Masco Corporation 27,068
370 MDU Resources Group, Inc. 9,287
99 Middleby Corporation
a
12,138
418 Norfolk Southern Corporation 89,740
161 Owens Corning, Inc. 27,969
965 PACCAR, Inc. 99,337
237 Parker-Hannifin Corporation 119,877
95 Paycom Software, Inc. 13,589
307 Pentair plc 23,538
270 Quanta Services, Inc. 68,604
57 Resources Connection, Inc. 629
201 Robert Half, Inc. 12,860
212 Rockwell Automation, Inc. 58,359
86 Ryder System, Inc. 10,654
289 Sensata Technologies Holding plc 10,806
98 Snap-On, Inc. 25,616
274 Southwest Airlines Company 7,839
282 Stanley Black & Decker, Inc. 22,529
143 Steelcase, Inc. 1,853
33 Tennant Company 3,249
99 Tetra Tech, Inc. 20,244
121 Timken Company 9,696
419 Trane Technologies plc 137,822
353 TransUnion 26,178
179 U-Haul Holding Company 10,744
1,126 Union Pacific Corporation 254,769
1,344 United Parcel Service, Inc. 183,926
124 United Rentals, Inc. 80,195
455 Veralto Corporation 43,439
82 W.W. Grainger, Inc. 73,984
327 Wabtec Corporation 51,682
Shares Common Stock (90.8%) Value
Industrials (7.7%) - continued
447 Xylem, Inc. $ 60,627
Total 3,984,404
Information Technology (35.8%)
1,161 Accenture plc 352,259
828 Adobe, Inc.
a
459,987
2,984 Advanced Micro Devices, Inc.
a
484,035
281 Akamai Technologies, Inc.
a
25,313
917 Analog Devices, Inc. 209,314
160 ANSYS, Inc.
a
51,440
1,536 Applied Materials, Inc. 362,481
89 ASGN, Inc.
a
7,847
291 Atlassian Corporation
a
51,472
396 Autodesk, Inc.
a
97,990
504 Cadence Design Systems, Inc.
a
155,106
7,479 Cisco Systems, Inc. 355,327
323 Cognex Corporation 15,103
926 Cognizant Technology Solutions
Corporation 62,968
1,497 Corning, Inc. 58,158
486 Dell Technologies, Inc. 67,024
109 F5, Inc.
a
18,773
46 Fair Isaac Corporation
a
68,478
187 First Solar, Inc.
a
42,161
778 Flex, Ltd.
a
22,943
1,206 Fortinet, Inc.
a
72,686
1,061 Gen Digital, Inc. 26,504
145 Guidewire Software, Inc.
a
19,994
2,394 Hewlett Packard Enterprise
Company 50,681
1,807 HP, Inc. 63,281
89 HubSpot, Inc.
a
52,491
7,863 Intel Corporation 243,517
1,693 International Business Machines
Corporation 292,804
517 Intuit, Inc. 339,778
82 Itron, Inc.
a
8,115
323 Keysight Technologies, Inc.
a
44,170
242 Lam Research Corporation 257,694
998 Microchip Technology, Inc. 91,317
13,039 Microsoft Corporation 5,827,781
307 Motorola Solutions, Inc. 118,517
46,172 NVIDIA Corporation 5,704,089
473 NXP Semiconductors NV 127,280
296 Okta, Inc.
a
27,709
789 ON Semiconductor Corporation
a
54,086
3,047 Oracle Corporation 430,236
219 PTC, Inc.
a
39,786
143 RingCentral, Inc.
a
4,033
198 Roper Industries, Inc. 111,605
1,792 Salesforce, Inc. 460,723
365 Seagate Technology Holdings plc 37,694
379 ServiceNow, Inc.
a
298,148
297 Skyworks Solutions, Inc. 31,654
282 Synopsys, Inc.
a
167,807
572 TE Connectivity, Ltd. 86,046
189 Teradata Corporation
a
6,532
1,681 Texas Instruments, Inc. 327,005
455 Trimble, Inc.
a
25,444
317 Twilio, Inc.
a
18,009
390 Workday, Inc.
a
87,188
216 Xerox Holdings Corporation 2,510

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.8%) Value
Information Technology (35.8%) - continued
95 Zebra Technologies Corporation
a
$ 29,348
Total 18,554,441
Materials (2.4%)
410 Air Products and Chemicals, Inc. 105,800
216 Albemarle Corporation 20,632
149 Avery Dennison Corporation 32,579
415 Axalta Coating Systems, Ltd.
a
14,181
577 Ball Corporation 34,631
63 Compass Minerals International,
Inc. 651
1,269 CRH plc 95,150
474 Ecolab, Inc. 112,812
98 H.B. Fuller Company 7,542
470 International Flavors & Fragrances,
Inc. 44,749
612 International Paper Company 26,408
890 Linde plc 390,541
480 LyondellBasell Industries NV 45,917
63 Minerals Technologies, Inc. 5,239
594 Mosaic Company 17,167
2,127 Newmont Corporation 89,057
435 PPG Industries, Inc. 54,762
43 Radius Recycling, Inc. 657
267 Sealed Air Corporation 9,289
446 Sherwin-Williams Company 133,100
184 Sonoco Products Company 9,332
Total 1,250,196
Real Estate (2.5%)
863 American Tower Corporation 167,750
211 Anywhere Real Estate, Inc.
a
698
262 AvalonBay Communities, Inc. 54,205
273 BXP, Inc. 16,806
563 CBRE Group, Inc.
a
50,169
206 COPT Defense Properties 5,156
800 Crown Castle, Inc. 78,160
577 Digital Realty Trust, Inc. 87,733
175 Equinix, Inc. 132,405
630 Equity Residential 43,684
134 Federal Realty Investment Trust 13,530
1,308 Healthpeak Properties, Inc. 25,637
1,306 Host Hotels & Resorts, Inc. 23,482
541 Iron Mountain, Inc. 48,484
88 Jones Lang LaSalle, Inc.
a
18,065
383 Macerich Company 5,913
148 PotlatchDeltic Corporation 5,830
1,705 Prologis, Inc. 191,489
199 SBA Communications Corporation 39,064
604 Simon Property Group, Inc. 91,687
577 UDR, Inc. 23,744
736 Ventas, Inc. 37,727
1,051 Welltower, Inc. 109,567
Total 1,270,985
Utilities (0.8%)
359 American Water Works Company,
Inc. 46,369
279 Atmos Energy Corporation 32,545
134 Avista Corporation 4,638
552 CMS Energy Corporation 32,861
639 Consolidated Edison, Inc. 57,139
480 Essential Utilities, Inc. 17,918
643 Eversource Energy 36,465
Shares Common Stock (90.8%) Value
Utilities (0.8%) - continued
1,835 Exelon Corporation $ 63,509
176 New Jersey Resources
Corporation 7,522
99 Ormat Technologies, Inc. 7,098
1,162 Sempra 88,382
388 UGI Corporation 8,885
Total 403,331
Total Common Stock
(cost $34,633,185) 47,070,375
Shares
Registered Investment
Companies ( 8.1% ) Value
U.S. Unaffiliated  (8.1%)
40,319 iShares MSCI KLD 400 Social ETF 4,187,128
Total 4,187,128
Total Registered Investment
Companies (cost $3,398,617) 4,187,128
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
31,380 Thrivent Cash Management Trust 31,380
Total Collateral Held for
Securities Loaned
(cost $31,380) 31,380
Shares or
Principal
Amount Short-Term Investments ( 0.7% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.245%, 8/16/2024
c,d
99,287
Thrivent Core Short-Term Reserve
Fund
27,900 5.580% 278,997
Total Short-Term Investments
(cost $378,298) 378,284
Total Investments (cost
$38,441,480) 99.7% $51,667,167
Other Assets and Liabilities, Net
0.3% 175,835
Total Net Assets 100.0% $51,843,002
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
June 28, 2024:
Securities Lending Transactions
Common Stock $ 29,112
Total lending $29,112
Gross amount payable upon return of
collateral for securities loaned $31,380
Net amounts due to counterparty $2,268
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 15,638,105
Gross unrealized depreciation (2,674,837)
Net unrealized appreciation (depreciation) $ 12,963,268
Cost for federal income tax purposes $ 38,705,333
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,536,220 4,536,220 – –
Consumer Discretionary 3,787,521 3,787,521 – –
Consumer Staples 2,848,073 2,848,073 – –
Energy 708,320 708,320 – –
Financials 5,298,178 5,298,178 – –
Health Care 4,428,706 4,428,706 – –
Industrials 3,984,404 3,984,404 – –
Information Technology 18,554,441 18,554,441 – –
Materials 1,250,196 1,250,196 – –
Real Estate 1,270,985 1,270,985 – –
Utilities 403,331 403,331 – –
Registered Investment Companies
U.S. Unaffiliated 4,187,128 4,187,128 – –
Short-Term Investments 99,287 – 99,287 –
Subtotal Investments in Securities $51,356,790 $51,257,503 $99,287 $–
Other Investments  * Total
Affiliated Short-Term Investments 278,997
Collateral Held for Securities Loaned 31,380
Subtotal Other Investments $310,377
Total Investments at Value $51,667,167
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,434 1,434 – –
Total Asset Derivatives $1,434 $1,434 $– $–

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $99,287 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 September 2024 $ 495,501 $ 1,434
Total Futures Long Contracts $ 495,501 $ 1,434
Total Futures Contracts $ 495,501 $1,434
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,434
Total Equity Contracts 1,434
Total Asset Derivatives $1,434
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for ESG
Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 65,803
Total Equity Contracts
65,803
Total $65,803
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (14,540)
Total Equity Contracts (14,540)
Total ($14,540)
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $463,770

ESG Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $272 $5,490 $5,483 $279 28 0.5%
Total Affiliated Short-Term Investments 272 279 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 17 233 219 31 31 0.1
Total Collateral Held for Securities Loaned 17 31 0.1
Total Value $289 $310
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $9
Total Income/Non Cash Income from Affiliated
Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 77.6% ) Value
Communications Services (5.2%)
138,553 Alphabet, Inc., Class C $ 25,413,391
15,799 Altice USA, Inc.
a
32,230
6,529 AMC Networks, Inc.
a,b
63,070
410,249 Auto Trader Group plc
c
4,129,210
3,025 Bandwidth, Inc.
a
51,062
9,200 Capcom Company, Ltd. 174,035
7,439 CAR Group, Ltd. 174,162
56,935 Cargurus, Inc.
a
1,491,697
2,140 Cogeco Communications, Inc. 80,701
98,115 Comcast Corporation 3,842,183
21,427 E.W. Scripps Company
a
67,281
1,289 EchoStar Corporation
a
22,957
3,502 Electronic Arts, Inc. 487,934
3,281 Emerald Holding, Inc.
a
18,669
2,094 Entravision Communications
Corporation 4,251
11,395 iHeartMedia, Inc.
a
12,421
47,221 Imax Corporation
a
791,896
17,265 Integral Ad Science Holding
Corporation
a
167,816
7,698 Ipsos SA 484,934
4,066 Iridium Communications, Inc. 108,237
91,100 KDDI Corporation 2,413,376
4,979 Liberty Global, Ltd., Class A
a
86,784
6,122 Liberty Latin America, Ltd., Class
A
a
58,832
1,103 Liberty Media Corporation-Liberty
Live Group
a
42,212
7,383 Magnite, Inc.
a
98,120
40,697 Meta Platforms, Inc. 20,520,241
147,340 MFE-MediaForEurope NV 508,042
44,820 MONY Group plc 125,418
1,468 New York Times Company 75,176
29,400 Nintendo Company, Ltd. 1,570,006
2,747,900 Nippon Telegraph and Telephone
Corporation 2,598,424
685 Omnicom Group, Inc. 61,445
6,423 Paramount Global
b
66,735
23,468 Pinterest, Inc.
a
1,034,235
3,775 Publicis Groupe SA 400,977
27,019 QuinStreet, Inc.
a
448,245
4,085 Roku, Inc.
a
244,814
7,481 Scout24 SE
c
571,577
11,959 Sea, Ltd. ADR
a
854,112
2,039 Sinclair, Inc. 27,180
11,400 SoftBank Group Corporation 733,262
1,808 TechTarget, Inc.
a
56,355
4,171 Telephone and Data Systems, Inc. 86,465
254,295 Telstra Corporation, Ltd. 613,922
12,079 Trade Desk, Inc.
a
1,179,756
43,700 TV Asahi Holdings Corporation 581,945
141,814 Verizon Communications, Inc. 5,848,409
191,238 Warner Brothers Discovery, Inc.
a
1,422,811
Total 79,947,013
Consumer Discretionary (7.9%)
110 Adient plc
a
2,718
24,769 Amadeus IT Holding SA 1,648,239
107,277 Amazon.com, Inc.
a
20,731,280
8,569 American Axle & Manufacturing
Holdings, Inc.
a
59,897
10,939 American Eagle Outfitters, Inc. 218,342
33,357 Aptiv plc
a
2,349,000
34,968 Aristocrat Leisure, Ltd. 1,157,981
4,724 Autoliv, Inc. 505,421
Shares Common Stock (77.6%) Value
Consumer Discretionary (7.9%) - continued
12,773 Bayerische Motoren Werke AG $ 1,208,217
577 Beazer Homes USA, Inc.
a
15,856
8,218 Berkeley Group Holdings plc 474,830
32,764 Best Buy Company, Inc. 2,761,678
646 Booking Holdings, Inc. 2,559,129
5,281 Boot Barn Holdings, Inc.
a
680,879
1,497 Carvana Company
a
192,694
154 Cavco Industries, Inc.
a
53,310
7,518 Cedar Fair, LP 408,603
12,266 Cheesecake Factory, Inc. 481,931
924 Chewy, Inc.
a,b
25,170
11,400 Chipotle Mexican Grill, Inc.
a
714,210
14,940 Columbia Sportswear Company 1,181,455
33,217 Compagnie Generale des
Etablissements Michelin SCA 1,283,875
176,495 Compass Group plc 4,808,292
701 Coursera, Inc.
a
5,019
15,694 D.R. Horton, Inc. 2,211,755
11,189 Dana, Inc. 135,611
469 Darden Restaurants, Inc. 70,969
737 Deckers Outdoor Corporation
a
713,379
1,135 DoorDash, Inc.
a
123,465
46 Dorman Products, Inc.
a
4,208
11,310 DraftKings, Inc.
a
431,703
63,618 eBay, Inc. 3,417,559
472 El Pollo Loco Holdings, Inc.
a
5,338
1,448 Etsy, Inc.
a
85,403
7,774 Everi Holdings, Inc.
a
65,302
3,701 Evolution Gaming Group AB
c
385,235
24,816 Expedia Group, Inc.
a
3,126,568
900 Fast Retailing Company, Ltd. 227,647
772 Ferrari NV 315,047
139 Fox Factory Holding Corporation
a
6,698
290 Frontdoor, Inc.
a
9,799
11,842 Gap, Inc. 282,905
18,704 Gentex Corporation 630,512
2,777 Genuine Parts Company 384,115
4,171 Goodyear Tire & Rubber
Company
a
47,341
3,328 Grand Canyon Education, Inc.
a
465,620
5,000 H&R Block, Inc. 271,150
16,366 Hanesbrands, Inc.
a
80,684
770 Harley-Davidson, Inc. 25,826
2,344 Hasbro, Inc. 137,124
15,300 Heiwa Corporation 197,100
2,841 Hilton Worldwide Holdings, Inc. 619,906
15,599 Home Depot, Inc. 5,369,800
190,300 Honda Motor Company, Ltd. 2,045,724
21,894 Industria de Diseno Textil SA 1,086,455
24,180 InterContinental Hotels Group plc 2,540,737
14,937 JB Hi-Fi, Ltd. 606,916
66 KB Home 4,632
3,915 Kohl's Corporation 90,006
15,951 Laureate Education, Inc. 238,308
6,308 Lear Corporation 720,437
2,106 Leggett & Platt, Inc. 24,135
1,190 Lennar Corporation 178,345
1,288 Light & Wonder, Inc.
a
135,085
9,753 LKQ Corporation 405,627
250,556 Lottery Corporation, Ltd. 844,484
16,373 Lowe's Companies, Inc. 3,609,592
2,147 Lululemon Athletica, Inc.
a
641,309
3,261 LVMH Moet Hennessy Louis
Vuitton SE 2,503,768
275 M/I Homes, Inc.
a
33,588

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Consumer Discretionary (7.9%) - continued
2,241 Meritage Homes Corporation $ 362,706
6,682 Modine Manufacturing Company
a
669,470
2,370 Mohawk Industries, Inc.
a
269,208
25,403 Next plc 2,898,930
3,711 Nordstrom, Inc. 78,747
103 NVR, Inc.
a
781,622
24,300 Oriental Land Company, Ltd. 679,042
11,124 Pandora AS 1,674,307
3,718 Patrick Industries, Inc. 403,589
20,228 Pirelli & C. SPA
c
120,203
2,226 Pool Corporation 684,117
4,902 Premier Investments, Ltd. 101,395
7,244 PUMA SE 332,717
36,197 Qurate Retail, Inc.
a
22,804
385 Ralph Lauren Corporation 67,398
9,278 Ross Stores, Inc. 1,348,279
11,100 Sekisui Chemical Company, Ltd. 154,097
90,900 Sekisui House, Ltd. 2,020,270
1,022 Service Corporation International/
US 72,695
17,415 SharkNinja, Inc. 1,308,737
3,859 Signet Jewelers, Ltd. 345,689
6,207 Six Flags Entertainment
Corporation
a
205,700
15,446 Skyline Champion Corporation
a
1,046,466
19,900 Sony Group Corporation 1,695,901
25,044 Sony Group Corporation ADR 2,127,488
167,630 Stellantis NV 3,313,830
1,794 Steven Madden, Ltd. 75,886
4,713 Stitch Fix, Inc.
a
19,559
22,996 Stoneridge, Inc.
a
367,016
939 Strategic Education, Inc. 103,910
7,920 Tapestry, Inc. 338,897
28,866 Tesla, Inc.
a
5,712,004
4,381 Texas Roadhouse, Inc. 752,262
29,513 ThredUp, Inc.
a
50,172
265 TopBuild Corporation
a
102,097
204,700 Toyota Motor Corporation 4,199,927
6,931 Travel + Leisure Company 311,756
10 Ulta Beauty, Inc.
a
3,859
2,860 Upbound Group, Inc. 87,802
4,064 Urban Outfitters, Inc.
a
166,827
10,788 VF Corporation 145,638
55 Visteon Corporation
a
5,869
37,229 Wesfarmers, Ltd. 1,612,067
42 Wingstop, Inc. 17,752
28,814 Wyndham Hotels & Resorts, Inc. 2,132,236
17,200 Yamada Holdings Company, Ltd. 46,268
86,851 Yum China Holding, Inc. 2,678,485
3,800 ZOZO, Inc. 95,006
Total 120,895,645
Consumer Staples (4.1%)
3,100 Ain Holdings, Inc. 115,581
103,703 Alimentation Couche-Tard, Inc. 5,819,436
14,673 Anheuser-Busch InBev NV 851,852
10,300 Arcs Company, Ltd. 186,638
2,681 BellRing Brands, Inc.
a
153,192
15,569 Carlsberg AS 1,869,122
19,113 Celsius Holdings, Inc.
a
1,091,161
25,797 Coca-Cola European Partners plc 1,879,827
30,668 Coles Group, Ltd. 347,425
213,172 Coty, Inc.
a
2,135,983
33,517 Danone SA 2,052,910
4,336 Dollar Tree, Inc.
a
462,955
Shares Common Stock (77.6%) Value
Consumer Staples (4.1%) - continued
4,813 e.l.f. Beauty, Inc.
a
$ 1,014,195
1,609 Flowers Foods, Inc. 35,720
47,150 Imperial Brands plc 1,206,508
13,314 J & J Snack Foods Corporation 2,161,794
3,078 J.M. Smucker Company 335,625
132,973 Kenvue, Inc. 2,417,449
125,033 Koninklijke Ahold Delhaize NV 3,679,360
4,358 Kroger Company 217,595
37,141 Lamb Weston Holdings, Inc. 3,122,815
6,078 Lancaster Colony Corporation 1,148,560
48 Lindt & Spruengli AG 560,679
2,412 Loblaw Companies, Ltd. 279,803
435 McCormick & Company, Inc. 30,859
20,088 Metro, Inc./CN 1,112,876
28,948 Nestle SA 2,954,847
58,827 Philip Morris International, Inc. 5,960,940
319 PriceSmart, Inc. 25,903
105,400 Seven & I Holdings Company, Ltd. 1,288,006
63,764 Sysco Corporation 4,552,112
240,802 Tesco plc 930,159
12,622 Tyson Foods, Inc. 721,221
24,442 Unilever plc 1,341,551
2,128 US Foods Holding Corporation
a
112,741
141,901 Walmart, Inc. 9,608,117
19,390 Woolworths, Ltd. 435,343
Total 62,220,860
Energy (3.9%)
18,069 Archrock, Inc. 365,355
16,826 Baker Hughes Company 591,770
1,365 California Resources Corporation 72,645
69,088 Canadian Natural Resources, Ltd. 2,460,918
6,928 Chesapeake Energy Corporation 569,412
43,445 ConocoPhillips 4,969,239
24,176 Coterra Energy, Inc. 644,774
5,614 Delek US Holdings, Inc. 139,003
84,177 Devon Energy Corporation 3,989,990
290,500 Eneos Holdings, Inc. 1,497,078
1,749 Eni SPA 26,855
157,029 Enterprise Products Partners, LP 4,550,700
378 Equinor ASA 10,827
5,704 Expro Group Holdings NV
a
130,736
76,005 Exxon Mobil Corporation 8,749,696
8,109 Galp Energia SGPS SA 171,269
1,426 Gulfport Energy Corporation
a
215,326
152,532 Halliburton Company 5,152,531
6,648 Helmerich & Payne, Inc. 240,259
4,140 Hess Midstream, LP 150,862
529 International Seaways, Inc. 31,280
2,206 Kodiak Gas Services, Inc. 60,136
8,284 Koninklijke Vopak NV 344,168
16,074 Marathon Petroleum Corporation 2,788,517
14,623 Matador Resources Company 871,531
4,074 Murphy Oil Corporation 168,012
7,969 Noble Corporation plc
b
355,816
7,536 NOV, Inc. 143,259
8,127 Ovintiv, Inc. 380,912
4,616 Par Pacific Holdings, Inc.
a
116,554
5,844 Phillips 66 824,997
9,348 ProPetro Holding Corporation
a
81,047
378 Repsol SA 5,995
262,151 Shell plc 9,402,793
27,572 Shell plc ADR 1,990,147
7,005 SM Energy Company 302,826
129,964 Suncor Energy, Inc. 4,954,221

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Energy (3.9%) - continued
3,353 TC Energy Corporation $ 127,105
66,384 TechnipFMC plc 1,735,942
7,430 TotalEnergies SE 497,467
3,943 Viper Energy, Inc. 147,981
4,592 Williams Companies, Inc. 195,160
17,215 Woodside Energy Group, Ltd. 324,175
Total 60,549,286
Financials (13.0%)
370 1st Source Corporation 19,839
27,115 AB Industrivarden, Class A 923,647
1,700 AB Industrivarden, Class C 57,404
21,055 Allianz SE 5,847,626
19,204 Allstate Corporation 3,066,111
1,461 Ally Financial, Inc. 57,958
2,062 Amalgamated Financial
Corporation 56,499
11,309 American Express Company 2,618,599
57,775 American International Group, Inc. 4,289,216
6,275 Ameriprise Financial, Inc. 2,680,617
471 Ameris Bancorp 23,715
6,970 Annaly Capital Management, Inc. 132,848
61 Apollo Global Management, Inc. 7,202
3,319 Arthur J. Gallagher & Company 860,650
3,504 Artisan Partners Asset
Management, Inc. 144,610
1,208 Associated Banc-Corp 25,549
1,597 Assurant, Inc. 265,501
1,290 Assured Guaranty, Ltd. 99,524
446 Atlantic Union Bankshares
Corporation 14,651
75,951 Australia and New Zealand
Banking Group, Ltd. 1,426,941
494 Axis Capital Holdings, Ltd. 34,901
1,989 Axos Financial, Inc.
a
113,671
26,073 Azimut Holding SPA 614,492
130,045 Banca Mediolanum SPA 1,433,066
405,712 Banco Bilbao Vizcaya Argentaria
SA 4,072,738
758,612 Banco Santander SA 3,529,652
1,045 Bancorp, Inc.
a
39,459
885 Bank Hapoalim BM 7,816
51,787 Bank Leumi Le-Israel BM 422,146
145,964 Bank of America Corporation 5,804,988
81 Bank of Hawaii Corporation 4,634
1,923 Bank of Marin Bancorp 31,133
11,705 Bank of Montreal 982,483
80,645 Bank of New York Mellon
Corporation 4,829,829
20,619 Bank of Nova Scotia 943,194
5,199 Bank OZK 213,159
1,379 BankFinancial Corporation 14,190
211 BankUnited, Inc. 6,176
651 Banner Corporation 32,316
629 Bar Harbor Bankshares 16,908
443 BayCom Corporation 9,015
2,593 BCB Bancorp, Inc. 27,564
4,885 Berkshire Hills Bancorp, Inc. 111,378
2,747 Block, Inc.
a
177,154
21,888 Blue Owl Capital, Inc. 388,512
17,093 BNP Paribas SA 1,093,134
132 BOK Financial Corporation 12,097
64,244 BPER Banca SPA 325,223
2,130 Brighthouse Financial, Inc.
a
92,314
2,853 BrightSpire Capital, Inc. 16,262
Shares Common Stock (77.6%) Value
Financials (13.0%) - continued
11,659 Brookline Bancorp, Inc. $ 97,353
2,327 Brown & Brown, Inc. 208,057
2,716 Business First Bancshares, Inc. 59,100
2,414 Byline Bancorp, Inc. 57,308
2,261 Cadence Bank 63,941
306 Camden National Corporation 10,098
14,788 Canadian Imperial Bank of
Commerce 703,161
4,985 Canadian Western Bank 158,071
161 Capital City Bank Group, Inc. 4,579
21,602 Capital One Financial Corporation 2,990,797
6,296 Capitol Federal Financial, Inc. 34,565
70,123 Carlyle Group, Inc. 2,815,438
3,185 Cathay General Bancorp 120,138
4,200 Cboe Global Markets, Inc. 714,252
2,631 Central Pacific Financial
Corporation 55,777
66,214 Charles Schwab Corporation 4,879,310
14,668 Chubb, Ltd. 3,741,513
3,725 Cincinnati Financial Corporation 439,923
1,506 Citizens Financial Group, Inc. 54,261
2,167 CNB Financial Corporation 44,228
3,656 CNO Financial Group, Inc. 101,344
759 Coinbase Global, Inc.
a
168,673
10,254 Columbia Banking System, Inc. 203,952
54,842 Comerica, Inc. 2,799,136
1,797 Commerce Bancshares, Inc. 100,237
34,790 Commonwealth Bank of Australia 2,947,100
155 Community Financial System, Inc. 7,318
1,149 Community Trust Bancorp, Inc. 50,165
238 Community West Bancshares 4,403
5,609 ConnectOne Bancorp, Inc. 105,954
838 Cullen/Frost Bankers, Inc. 85,166
2,477 Customers Bancorp, Inc.
a
118,846
281 CVB Financial Corporation 4,844
152,400 Daiwa Securities Group, Inc. 1,170,022
143,770 DBS Group Holdings, Ltd. 3,786,730
10,284 Deutsche Boerse AG 2,102,015
4,320 Dime Community Bancshares, Inc. 88,128
24,158 Discover Financial Services 3,160,108
95,870 DNB Bank ASA 1,881,054
5,845 Eagle Bancorp, Inc. 110,471
2,617 East West Bancorp, Inc. 191,643
609 Employers Holdings, Inc. 25,962
2,006 Enova International, Inc.
a
124,874
196 Enterprise Bancorp, Inc./MA 4,877
2,617 Enterprise Financial Services
Corporation 107,061
13,605 Equitable Holdings, Inc. 555,900
1,081 Equity Bancshares, Inc. 38,051
3,942 F.N.B. Corporation 53,927
5,276 FactSet Research Systems, Inc. 2,154,033
12,125 Federated Hermes, Inc. 398,670
3,445 Fidelity National Information
Services, Inc. 259,615
2,771 Fifth Third Bancorp 101,114
2,579 Financial Institutions, Inc. 49,826
1,019 First Bancorp/Puerto Rico 18,638
4,081 First Bancshares, Inc. 106,024
961 First Citizens BancShares, Inc./NC 1,617,949
3,831 First Commonwealth Financial
Corporation 52,906
752 First Financial Bancorp 16,709
884 First Financial Bankshares, Inc. 26,105
1,447 First Financial Corporation 53,365

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Financials (13.0%) - continued
6,548 First Foundation, Inc. $ 42,889
529 First Hawaiian, Inc. 10,982
8,777 First Horizon Corporation 138,413
1,206 First Internet Bancorp 32,586
3,622 First Interstate BancSystem, Inc. 100,583
1,181 First Merchants Corporation 39,316
1,391 First Mid-Illinois Bancshares, Inc. 45,736
4,322 First of Long Island Corporation 43,306
3,881 Flushing Financial Corporation 51,035
1,000 Fulton Financial Corporation 16,980
10,104 Glacier Bancorp, Inc. 377,081
2,287 Global Payments, Inc. 221,153
1,959 Green Dot Corporation
a
18,513
10,006 Groupe Bruxelles Lambert SA 712,442
8,385 Hamilton Lane, Inc. 1,036,218
788 Hancock Whitney Corporation 37,690
6,498 Hanmi Financial Corporation 108,647
944 Hanover Insurance Group, Inc. 118,415
4,066 Hartford Financial Services Group,
Inc. 408,796
1,556 Heartland Financial USA, Inc. 69,164
6,646 Heritage Commerce Corporation 57,820
4,244 Heritage Financial Corporation 76,519
2,126 Home BancShares, Inc. 50,939
1,482 Hometrust Bancshares, Inc. 44,504
67,400 Hong Kong Exchanges & Clearing,
Ltd. 2,157,013
11,417 Hope Bancorp, Inc. 122,619
312 Horace Mann Educators
Corporation 10,177
5,496 Horizon Bancorp, Inc. 67,986
12,596 Houlihan Lokey, Inc. 1,698,697
350,437 HSBC Holdings plc 3,024,963
5,173 Huntington Bancshares, Inc./OH 68,180
1,881 Independent Bank Corporation/MA 95,404
2,195 Independent Bank Corporation/MI 59,265
111,639 Insurance Australia Group, Ltd. 529,228
44,660 Intercontinental Exchange, Inc. 6,113,507
597,700 Intesa Sanpaolo SPA 2,221,302
31,585 Invesco, Ltd. 472,512
65,159 Investor AB, Class B 1,785,556
48,538 J.P. Morgan Chase & Company 9,817,296
4,580 Jack Henry & Associates, Inc. 760,372
13,405 Janus Henderson Group plc 451,883
179,800 Japan Post Holdings Company,
Ltd. 1,787,163
5,513 Jefferies Financial Group, Inc. 274,327
9,481 Kearny Financial Corporation/MD 58,308
83,643 KeyCorp 1,188,567
3,291 Kinsale Capital Group, Inc. 1,267,957
3,940 KKR & Company, Inc. 414,646
9,571 Laurentian Bank of Canada 185,746
1,607 Lazard, Inc. 61,355
705 LendingTree, Inc.
a
29,321
550 LPL Financial Holdings, Inc. 153,615
3,584 M&T Bank Corporation 542,474
2,009 Macquarie Group, Ltd. 273,367
159,510 Man Group plc 487,375
67,286 Manulife Financial Corporation 1,791,769
2,534 Mercantile Bank Corporation 102,804
43,293 MetLife, Inc. 3,038,736
1,028 Metropolitan Bank Holding
Corporation
a
43,269
9,621 MFA Financial, Inc. 102,367
47,243 MGIC Investment Corporation 1,018,087
Shares Common Stock (77.6%) Value
Financials (13.0%) - continued
518 Mid Penn Bancorp, Inc. $ 11,370
4,262 Midland States Bancorp, Inc. 96,534
1,987 MidWestOne Financial Group, Inc. 44,688
97,900 Mitsubishi HC Capital, Inc. 647,754
249,700 Mitsubishi UFJ Financial Group,
Inc. 2,694,769
113,100 Mizuho Financial Group, Inc. 2,380,460
4,460 Mr. Cooper Group, Inc.
a
362,286
68,200 MS and AD Insurance Group
Holdings, Inc. 1,522,634
2,804 MSCI, Inc. 1,350,827
1,216 Muenchener Rueckversicherungs-
Gesellschaft AG 607,946
214 MVB Financial Corporation 3,989
9,376 Nasdaq, Inc. 564,998
75,567 National Australia Bank, Ltd. 1,822,311
4,079 National Bank of Canada 323,535
1,143 NCR Atleos Corporation
a
30,884
52 Nelnet, Inc. 5,245
1,435 New York Community Bancorp,
Inc.
b
4,621
16,564 NMI Holdings, Inc.
a
563,839
95,600 Nomura Holdings, Inc. 552,217
9,442 Northern Trust Corporation 792,939
3,722 Northfield Bancorp, Inc. 35,285
469 NU Holdings, Ltd./Cayman
Islands
a
6,045
7,136 OceanFirst Financial Corporation 113,391
2,248 OFG Bancorp 84,188
4,051 Old National Bancorp 69,637
2,889 Old Republic International
Corporation 89,270
4,834 Old Second Bancorp, Inc. 71,592
8,505 OneMain Holdings, Inc. 412,407
65,000 ORIX Corporation 1,440,652
931 Orrstown Financial Services, Inc. 25,472
7,213 Paragon Banking Group plc 66,936
313 Partners Group Holding AG 400,814
47,269 PayPal Holdings, Inc.
a
2,743,020
862 PCB Bancorp 14,033
690 PennyMac Financial Services, Inc. 65,274
2,167 Peoples Bancorp, Inc./OH 65,010
1,049 Pinnacle Financial Partners, Inc. 83,962
22 Piper Sandler Companies 5,064
13,457 Plus500, Ltd. 386,873
961 Popular, Inc. 84,981
4,878 Premier Financial Corporation 99,804
5,196 Principal Financial Group, Inc. 407,626
1,166 Prosperity Bancshares, Inc. 71,289
5,893 Provident Financial Services, Inc. 84,565
2,067 Prudential Financial, Inc. 242,232
35,689 QBE Insurance Group, Ltd. 411,979
6,336 Radian Group, Inc. 197,050
45,318 Raymond James Financial, Inc. 5,601,758
3,224 Regions Financial Corporation 64,609
481 Reinsurance Group of America,
Inc. 98,735
18,608 Rithm Capital Corporation 203,013
3,875 RLI Corporation 545,174
31,322 Royal Bank of Canada 3,334,710
2,912 Sandy Spring Bancorp, Inc. 70,936
8,339 SEI Investments Company 539,450
6,872 Selective Insurance Group, Inc. 644,800
366 ServisFirst Bancshares, Inc. 23,128
2,408 Shore Bancshares, Inc. 27,572

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Financials (13.0%) - continued
1,364 Skyward Specialty Insurance
Group, Inc.
a
$ 49,350
51,706 Societe Generale SA 1,215,664
33,300 Sompo Holdings, Inc. 713,409
227 Southern First Bancshares, Inc.
a
6,637
239 Southern Missouri Bancorp, Inc. 10,757
854 Southside Bancshares, Inc. 23,579
1,017 SouthState Corporation 77,719
280 Stellar Bancorp, Inc. 6,429
4,480 StepStone Group, Inc. 205,587
476 Stifel Financial Corporation 40,055
17,300 Sumitomo Mitsui Financial Group,
Inc. 1,161,261
33,200 Sumitomo Mitsui Trust Holdings,
Inc. 762,976
4,586 Svolder AB 26,717
1,938 Synovus Financial Corporation 77,888
10,491 Texas Capital Bancshares, Inc.
a
641,420
15,800 Tokio Marine Holdings, Inc. 593,749
41,340 Toronto-Dominion Bank 2,272,408
19,241 TPG, Inc. 797,539
11,547 Tradeweb Markets, Inc. 1,223,982
9,436 Triumph Financial, Inc.
a
771,393
1,562 TrustCo Bank Corporation NY 44,939
4,933 Two Harbors Investment
Corporation 65,165
18,790 U.S. Bancorp 745,963
112,394 UBS Group AG 3,301,031
1,490 UMB Financial Corporation 124,296
1,479 United Bankshares, Inc. 47,979
610 United Community Banks, Inc. 15,531
2,662 Univest Financial Corporation 60,773
818 Unum Group 41,808
22,760 Valley National Bancorp 158,865
3,416 Veritex Holdings, Inc. 72,043
12,588 Virtu Financial, Inc. 282,601
6,948 Voya Financial, Inc. 494,350
3,071 WaFd, Inc. 87,769
528 Walker & Dunlop, Inc. 51,850
6,804 Webster Financial Corporation 296,586
138,758 Wells Fargo & Company 8,240,838
953 Wendel SA 84,240
1,438 Westamerica Bancorporation 69,786
8,236 Western Alliance Bancorp 517,386
16,244 Western Union Company 198,502
90,183 Westpac Banking Corporation 1,632,952
252 Willis Towers Watson plc 66,059
6,724 Wintrust Financial Corporation 662,717
221 WSFS Financial Corporation 10,387
2,182 Zions Bancorp NA 94,633
4,539 Zurich Insurance Group AG 2,417,907
Total 200,241,693
Health Care (9.8%)
4,003 ACADIA Pharmaceuticals, Inc.
a
65,049
1,908 ACELYRIN, Inc.
a
8,414
2,563 Agilent Technologies, Inc. 332,242
1,259 Agios Pharmaceuticals, Inc.
a
54,288
2,603 Align Technology, Inc.
a
628,442
17,688 Amgen, Inc. 5,526,616
4,849 Amneal Pharmaceuticals, Inc.
a
30,791
1,170 Anika Therapeutics, Inc.
a
29,636
3,603 Arcellx, Inc.
a
198,850
1,649 Argenx SE ADR
a
709,136
311 Arvinas, Inc.
a
8,279
Shares Common Stock (77.6%) Value
Health Care (9.8%) - continued
3,484 Ascendis Pharma AS ADR
a
$ 475,148
59,200 Astellas Pharma, Inc. 584,052
55,881 AstraZeneca plc 8,696,894
52,351 AstraZeneca plc ADR 4,082,854
154,279 Avantor, Inc.
a
3,270,715
15,653 Baxter International, Inc. 523,593
7,405 Biogen, Inc.
a
1,716,627
18,664 Bio-Techne Corporation 1,337,276
3,290 Bruker Corporation 209,935
4,159 CareDx, Inc.
a
64,589
5,467 Caribou Biosciences, Inc.
a
8,966
1,192 Castle Biosciences, Inc.
a
25,950
2,929 Cencora, Inc. 659,904
520 Centene Corporation
a
34,476
1,678 Charles River Laboratories
International, Inc.
a
346,641
2,199 Chemed Corporation 1,193,133
10,052 Cigna Group 3,322,890
2,688 Cooper Companies, Inc. 234,662
698 CRISPR Therapeutics AG
a,b
37,699
14,189 CSL, Ltd. 2,782,416
12,100 Daiichi Sankyo Company, Ltd. 420,520
14,755 Danaher Corporation 3,686,537
2,687 Definitive Healthcare Corporation
a
14,671
6,674 Denali Therapeutics, Inc.
a
154,970
19,414 Dentsply Sirona, Inc. 483,603
9,369 Dexcom, Inc.
a
1,062,257
4,384 Editas Medicine, Inc.
a
20,473
4,846 Edwards Lifesciences Corporation
a
447,625
32,536 Elanco Animal Health, Inc.
a
469,494
11,482 Elevance Health, Inc. 6,221,637
7,387 Eli Lilly & Company 6,688,042
425 Enanta Pharmaceuticals, Inc.
a
5,512
4,967 Encompass Health Corporation 426,119
10,642 Enovis Corporation
a
481,018
5,200 Erasca, Inc.
a
12,272
417 Exelixis, Inc.
a
9,370
5,139 Fate Therapeutics, Inc.
a
16,856
68,409 Gilead Sciences, Inc. 4,693,541
12,013 Globus Medical, Inc.
a
822,770
7,000 GoodRx Holdings, Inc.
a
54,600
220 GRAIL, Inc.
a
3,381
2,313 Guardant Health, Inc.
a
66,799
4,723 Haemonetics Corporation
a
390,734
6,067 Halozyme Therapeutics, Inc.
a
317,668
5,929 HealthEquity, Inc.
a
511,080
16,800 Hoya Corporation 1,964,581
2,129 Humana, Inc. 795,501
3,049 ICON plc
a
955,770
1,980 IDEXX Laboratories, Inc.
a
964,656
1,321 Illumina, Inc.
a
137,886
8,817 Immunocore Holdings plc ADR
a
298,808
3,045 Inspire Medical Systems, Inc.
a
407,512
1,550 Intellia Therapeutics, Inc.
a
34,689
9,907 Intuitive Surgical, Inc.
a
4,407,129
815 IQVIA Holding, Inc.
a
172,324
46,215 Johnson & Johnson 6,754,784
535 Kymera Therapeutics, Inc.
a
15,970
28,087 Labcorp Holdings, Inc. 5,715,985
3,481 Laboratorios Farmaceuticos ROVI
SA 326,017
4,943 Legend Biotech Corporation ADR
a
218,925
60 Ligand Pharmaceuticals, Inc.
a
5,056
860 LivaNova plc
a
47,145
28 Medpace Holdings, Inc.
a
11,532

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Health Care (9.8%) - continued
33,090 Medtronic plc $ 2,604,514
45,943 Merck & Company, Inc. 5,687,743
4,807 Merck KGaA 794,960
7,005 Molina Healthcare, Inc.
a
2,082,587
1,938 Myriad Genetics, Inc.
a
47,403
4,668 Natera, Inc.
a
505,498
1,139 Neurocrine Biosciences, Inc.
a
156,806
103,443 Novartis AG 11,013,749
63,235 Novo Nordisk AS 9,047,972
19,992 Novo Nordisk AS ADR 2,853,658
1,865 Novocure, Ltd.
a
31,947
5,725 Nuvation Bio, Inc.
a
16,717
7,600 Ono Pharmaceutical Company,
Ltd. 103,841
22,118 Option Care Health, Inc.
a
612,669
8,600 Otsuka Holdings Company, Ltd. 363,322
31,982 Paragon 28, Inc.
a
218,757
908 Prestige Consumer Healthcare,
Inc.
a
62,516
3,173 Prime Medicine, Inc.
a,b
16,309
2,523 Pro Medicus, Ltd. 239,615
2,429 Prothena Corporation plc
a
50,135
695 QIAGEN NV 28,558
1,414 QIAGEN NV 58,424
2,759 RAPT Therapeutics, Inc.
a
8,415
66,434 Recordati SPA 3,457,745
3,173 Recursion Pharmaceuticals, Inc.
a,b
23,798
6,133 Relay Therapeutics, Inc.
a
39,987
8,858 Repligen Corporation
a
1,116,639
11,900 Roche Holding AG, Participation
Certificates 3,297,000
3,843 Rocket Pharmaceuticals, Inc.
a
82,740
9,711 Royalty Pharma plc 256,079
1,827 Sage Therapeutics, Inc.
a
19,841
1,519 Sagimet Biosciences, Inc.
a,b
5,195
3,173 Sarepta Therapeutics, Inc.
a
501,334
32,811 scPharmaceuticals, Inc.
a
142,728
455 Siegfried Holding AG 471,904
9,539 Sonova Holding AG 2,938,648
11,576 Stevanato Group SPA 212,304
105,000 Takeda Pharmaceutical Company,
Ltd. 2,723,516
802 Teleflex, Inc. 168,685
1,114 Tenet Healthcare Corporation
a
148,195
20,500 Terumo Corporation 339,997
3,200 Toho Holdings Company, Ltd. 83,930
2,263 Universal Health Services, Inc. 418,497
6,260 Veeva Systems, Inc.
a
1,145,643
12,966 Vericel Corporation
a
594,880
786 West Pharmaceutical Services,
Inc. 258,901
2,205 Xenon Pharmaceuticals, Inc.
a
85,973
1,412 Zentalis Pharmaceuticals, Inc.
a
5,775
33,790 Zimmer Biomet Holdings, Inc. 3,667,229
25,561 Zoetis, Inc. 4,431,255
Total 151,160,515
Industrials (10.6%)
3,872 A.O. Smith Corporation 316,652
4,503 AAR Corporation
a
327,368
111,250 ABB, Ltd. 6,168,915
2,520 ABM Industries, Inc. 127,436
282 Acuity Brands, Inc. 68,086
7,506 Advanced Drainage Systems, Inc. 1,203,887
10,069 AECOM 887,482
Shares Common Stock (77.6%) Value
Industrials (10.6%) - continued
1,106 Aena SME SA
c
$ 223,962
5,329 AGCO Corporation 521,602
5,924 Alfa Laval AB 259,422
4,554 Alight, Inc.
a
33,609
1,773 Allison Transmission Holdings, Inc. 134,571
1,975 AMETEK, Inc. 329,252
245 Applied Industrial Technologies,
Inc. 47,530
1,282 Arcosa, Inc. 106,932
3,544 Armstrong World Industries, Inc. 401,323
115,340 Assa Abloy AB 3,266,492
85,626 Atlas Copco AB, Class A 1,607,736
13,729 Atlas Copco AB, Class B 221,686
10,226 Atmus Filtration Technologies, Inc.
a
294,304
8,241 AZEK Company, Inc.
a
347,193
1,797 AZZ, Inc. 138,818
18,135 Badger Infrastructure Solutions,
Ltd. 546,019
16,310 Barnes Group, Inc. 675,397
5,087 Beacon Roofing Supply, Inc.
a
460,373
2,732 Booz Allen Hamilton Holding
Corporation 420,455
4,656 Brady Corporation 307,389
26,670 Brambles, Ltd. 257,363
7,655 BWX Technologies, Inc. 727,225
49,587 Canadian National Railway
Company 5,859,606
7,031 Canadian Pacific Kansas City, Ltd. 553,722
3,556 Carlisle Companies, Inc. 1,440,927
5,857 Casella Waste Systems, Inc.
a
581,132
14,114 Caterpillar, Inc. 4,701,373
8,413 CECO Environmental Corporation
a
242,715
51,500 CK Hutchison Holdings, Ltd. 245,659
2,931 Clean Harbors, Inc.
a
662,846
235,823 CNH Industrial NV 2,388,887
179,500 ComfortDelGro Corporation, Ltd. 177,306
43,497 Compagnie de Saint-Gobain SA 3,382,944
31,629 Compania de Distribucion Integral
Logista Holdings SA 896,269
14,227 Computershare, Ltd. 248,827
4,000 COMSYS Holdings Corporation 77,216
1,036 CSW Industrials, Inc. 274,861
85,387 CSX Corporation 2,856,195
1,908 Cummins, Inc. 528,382
330 Curtiss-Wright Corporation 89,423
2,900 Daikin Industries, Ltd. 403,726
68,540 Delta Air Lines, Inc. 3,251,538
8,204 DHL Group 333,139
2,232 DNOW, Inc.
a
30,645
4,460 Donaldson Company, Inc. 319,158
29 Dover Corporation 5,233
27,332 Eiffage SA 2,511,988
3,554 EMCOR Group, Inc. 1,297,494
93 ESCO Technologies, Inc. 9,769
52,273 ExlService Holdings, Inc.
a
1,639,281
27,443 Experian plc 1,274,908
70,702 Fastenal Company 4,442,914
2,177 Ferguson plc 421,576
106,047 Flowserve Corporation 5,100,861
9,338 Fluor Corporation
a
406,670
3,552 Gates Industrial Corporation plc
a
56,157
15,029 General Dynamics Corporation 4,360,514
925 Gibraltar Industries, Inc.
a
63,409
4,034 Graco, Inc. 319,816
647 Griffon Corporation 41,317

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Industrials (10.6%) - continued
9,488 Helios Technologies, Inc. $ 453,052
711 Herc Holdings, Inc. 94,769
10,701 Hexcel Corporation 668,277
63,500 Hitachi, Ltd. 1,429,787
18,943 Honeywell International, Inc. 4,045,088
27,775 Howmet Aerospace, Inc. 2,156,173
557 Huntington Ingalls Industries, Inc. 137,206
5,432 IDEX Corporation 1,092,918
31,300 Inaba Denki Sangyo Company,
Ltd. 766,282
5,858 Ingersoll Rand, Inc. 532,141
1,767 Interface, Inc. 25,940
12,800 ITOCHU Corporation 629,225
2,046 ITT Corporation 264,302
16,322 Jacobs Solutions, Inc. 2,280,347
45,707 Janus International Group, Inc.
a
577,279
21,600 Jardine Matheson Holdings, Ltd. 762,469
18,402 JB Hunt Transport Services, Inc. 2,944,320
308 Johnson Controls International plc 20,473
6,400 Kajima Corporation 111,014
2,367 Kirby Corporation
a
283,401
24,300 Komatsu, Ltd. 709,792
4,888 Korn Ferry 328,180
3,527 Kratos Defense & Security
Solutions, Inc.
a
70,575
7,800 Kubota Corporation 109,613
15,424 L3Harris Technologies, Inc. 3,463,922
38,742 Legrand SA 3,843,704
1,185 Leidos Holdings, Inc. 172,868
6,076 Lyft, Inc.
a
85,672
5,495 Masco Corporation 366,352
12,897 Masterbrand, Inc.
a
189,328
919 Matson, Inc. 120,361
11,000 MEITEC Group Holdings, Inc. 222,979
115,100 Mitsubishi Corporation 2,262,624
28,800 Mitsui & Company, Ltd. 656,831
9,391 MSC Industrial Direct Company,
Inc. 744,800
4,420 Mueller Water Products, Inc. 79,206
2,800 Nishimatsu Construction
Company, Ltd. 78,618
15,100 Nitto Kogyo Corporation 329,221
6,348 Northrop Grumman Corporation 2,767,411
15,223 nVent Electric plc 1,166,234
4,295 Old Dominion Freight Line, Inc. 758,497
4,605 Oshkosh Corporation 498,261
1,645 Otis Worldwide Corporation 158,348
4,953 Owens Corning, Inc. 860,435
6,728 PACCAR, Inc. 692,580
636 Parker-Hannifin Corporation 321,695
9,824 Pentair plc 753,206
25,200 Recruit Holdings Company, Ltd. 1,355,941
6,036 Regal Rexnord Corporation 816,188
106,763 RELX plc 4,891,742
852 Republic Services, Inc. 165,578
1,814 Resideo Technologies, Inc.
a
35,482
235 REV Group, Inc. 5,849
9,303 Robert Half, Inc. 595,206
2,355 Rockwell Automation, Inc. 648,284
1,300 Rush Enterprises, Inc. 54,431
8,367 Russel Metals, Inc. 227,943
2,339 Saia, Inc.
a
1,109,364
2,000 Sankyu, Inc. 68,508
10,426 Schneider Electric SE 2,499,589
8,466 Schneider National, Inc. 204,539
Shares Common Stock (77.6%) Value
Industrials (10.6%) - continued
25,000 Secom Company, Ltd. $ 1,480,600
5,698 Sensata Technologies Holding plc 213,048
19,750 Siemens AG 3,675,979
3,045 Simpson Manufacturing Company,
Inc. 513,174
3,311 SiteOne Landscape Supply, Inc.
a
401,988
9,062 SKF AB 182,121
3,292 SkyWest, Inc.
a
270,174
1,700 SMC Corporation 809,977
17,257 Southwest Airlines Company 493,723
1,916 SS&C Technologies Holdings, Inc. 120,076
277 Standex International Corporation 44,639
19,000 Sumitomo Corporation 477,317
2,600 Takara Standard Company, Ltd. 28,122
107,500 Techtronic Industries Company,
Ltd. 1,225,488
89 Tennant Company 8,761
2,197 Terex Corporation 120,483
272 Thermon Group Holdings, Inc.
a
8,367
6,203 Thomson Reuters Corporation 1,045,630
4,135 Timken Company 331,338
69,100 TOPPAN Holdings, Inc. 1,916,867
9,876 Toromont Industries, Ltd. 874,442
2,426 Trane Technologies plc 797,984
517 TransDigm Group, Inc. 660,524
11,150 TransUnion 826,884
17,585 Transurban Group 145,033
28,359 Trelleborg AB 1,103,624
13,100 Tsubakimoto Chain Company 508,834
66,188 Uber Technologies, Inc.
a
4,810,544
54 UniFirst Corporation/MA 9,263
46,192 United Parcel Service, Inc. 6,321,375
270 United Rentals, Inc. 174,617
3,360 Upwork, Inc.
a
36,120
3,494 Verra Mobility Corporation
a
95,037
759 Vertiv Holdings Company 65,707
184 Viad Corporation
a
6,256
28,627 Vinci SA 3,017,413
846 Wabtec Corporation 133,710
1,800 Watsco, Inc. 833,832
18,535 Werner Enterprises, Inc. 664,109
12,606 Wolters Kluwer NV 2,081,734
2,800 Yangzijiang Shipbuilding Holdings,
Ltd. 5,068
6,800 Yuasa Trading Company, Ltd. 240,486
20,931 Zigup plc 111,358
Total 162,583,128
Information Technology (15.6%)
39,546 Advanced Micro Devices, Inc.
a
6,414,757
31,300 Advantest Corporation 1,268,462
5,348 Agilysys, Inc.
a
556,941
1,601 Ambarella, Inc.
a
86,374
29,350 Amphenol Corporation 1,977,309
106,148 Apple, Inc. 22,356,892
17,829 Applied Materials, Inc. 4,207,466
2,564 AppLovin Corporation
a
213,376
3,333 Arista Networks, Inc.
a
1,168,150
5,975 ASGN, Inc.
a
526,816
2,087 ASM International NV 1,595,253
11,270 ASML Holding NV 11,486,010
579 Autodesk, Inc.
a
143,274
1,270 Broadcom, Inc. 2,039,023
49,400 Canon, Inc.
b
1,340,106

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Information Technology (15.6%) - continued
6,969 CCC Intelligent Solutions Holdings,
Inc.
a
$ 77,426
16,190 CDW Corporation 3,623,970
12,769 Check Point Software
Technologies, Ltd.
a
2,106,885
92,722 Cisco Systems, Inc. 4,405,222
3,304 Clearwater Analytics Holdings,
Inc.
a
61,190
8,636 Coherent Corporation
a
625,765
1,866 CommScope Holding Company,
Inc.
a
2,295
6,705 CommVault Systems, Inc.
a
815,127
457 Consensus Cloud Solutions, Inc.
a
7,851
805 Constellation Software, Inc./
Canada 2,319,516
15,737 Crane NXT Company 966,567
4,227 Credo Technology Group Holding,
Ltd.
a
135,010
4,125 CyberArk Software, Ltd.
a
1,127,857
65,096 Dassault Systemes SE 2,447,674
1,907 Datadog, Inc.
a
247,319
7,342 Descartes Systems Group, Inc.
a
710,999
2,500 DISCO Corporation 952,249
40 DocuSign, Inc.
a
2,140
218 Dolby Laboratories, Inc. 17,272
11,758 Dynatrace Holdings, LLC
a
526,053
702 Elastic NV
a
79,965
2,378 Enphase Energy, Inc.
a
237,110
1,820 F5, Inc.
a
313,459
3,475 Fabrinet
a
850,645
24,022 Flex, Ltd.
a
708,409
43,743 Fortinet, Inc.
a
2,636,391
3,100 Fuji Soft, Inc. 140,032
60,000 FUJIFILM Holdings NPV 1,407,402
29,900 Fujitsu, Ltd. 468,936
1,799 Gartner, Inc.
a
807,859
13,638 Gitlab, Inc.
a
678,081
4,605 Globant SA
a
820,887
304 GoDaddy, Inc.
a
42,472
15,410 Guidewire Software, Inc.
a
2,124,885
46,066 Halma plc 1,570,179
2,337 Hewlett Packard Enterprise
Company 49,474
1,701 HubSpot, Inc.
a
1,003,233
47,805 Infineon Technologies AG 1,754,459
46,658 International Business Machines
Corporation 8,069,501
785 IPG Photonics Corporation
a
66,246
1,264 Itron, Inc.
a
125,085
3,878 Jabil, Inc. 421,888
34,854 JFrog, Ltd.
a
1,308,768
3,200 Keyence Corporation 1,400,570
2,774 Keysight Technologies, Inc.
a
379,344
23,686 Knowles Corporation
a
408,820
2,416 Kyndryl Holdings, Inc.
a
63,565
79,900 Kyocera Corporation 921,553
922 Lam Research Corporation 981,792
3,700 Lasertec Corporation 830,577
23,661 Lattice Semiconductor
Corporation
a
1,372,101
2,556 Littelfuse, Inc. 653,288
16,968 Marvell Technology, Inc. 1,186,063
156 Microchip Technology, Inc. 14,274
71,948 Microsoft Corporation 32,157,159
7,721 MKS Instruments, Inc. 1,008,208
Shares Common Stock (77.6%) Value
Information Technology (15.6%) - continued
380 Monday.com, Ltd.
a
$ 91,489
3,499 MongoDB, Inc.
a
874,610
1,752 Monolithic Power Systems, Inc. 1,439,583
742 Motorola Solutions, Inc. 286,449
45,600 Murata Manufacturing Company,
Ltd. 944,302
4,200 NEC Corporation 346,318
4,049 NetApp, Inc. 521,511
616 NICE, Ltd.
a
105,975
7,800 Nomura Research Institute, Ltd. 220,457
460 Nova, Ltd.
a
107,955
3,431 Nova, Ltd.
a
804,672
5,900 NSD Company, Ltd. 113,334
15,400 NTT Data Group Corporation 227,505
250,444 NVIDIA Corporation 30,939,852
1,739 Okta, Inc.
a
162,788
3,717 Onto Innovation, Inc.
a
816,104
151 OSI Systems, Inc.
a
20,765
13,900 Otsuka Corporation 268,105
2,708 Palo Alto Networks, Inc.
a
918,039
10,678 PDF Solutions, Inc.
a
388,466
362 Procore Technologies, Inc.
a
24,004
8,111 PTC, Inc.
a
1,473,525
4,674 Q2 Holdings, Inc.
a
281,982
58,204 QUALCOMM, Inc. 11,593,073
74,500 Renesas Electronics Corporation 1,412,866
2,800 Rohm Company, Ltd. 37,429
1,000 Rorze Corporation 197,580
19,437 Salesforce, Inc. 4,997,253
104,809 Samsung Electronics Company,
Ltd. 6,168,410
23,007 SAP SE 4,621,547
7,900 SCREEN Holdings Company, Ltd. 716,205
8,588 ServiceNow, Inc.
a
6,755,922
1,168 Shopify, Inc.
a
77,146
3,528 Silicon Laboratories, Inc.
a
390,303
5,315 SolarWinds Corporation 64,046
1,727 Synopsys, Inc.
a
1,027,669
27,968 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,861,118
2,902 TD SYNNEX Corporation 334,891
2,519 TE Connectivity, Ltd. 378,933
6,887 Technology One, Ltd. 84,910
351 Teledyne Technologies, Inc.
a
136,181
1,504 Tenable Holdings, Inc.
a
65,544
3,700 TIS, Inc. 71,884
12,900 Tokyo Electron, Ltd. 2,823,815
21,570 Trimble, Inc.
a
1,206,194
19,145 TTM Technologies, Inc.
a
371,987
7,191 Tyler Technologies, Inc.
a
3,615,491
5,664 Unisys Corporation
a
23,392
1,622 Unity Software, Inc.
a
26,374
17,686 Varonis Systems, Inc.
a
848,397
1,391 VeriSign, Inc.
a
247,320
1,431 Viavi Solutions, Inc.
a
9,831
7,719 Vontier Corporation 294,866
6,189 Western Digital Corporation
a
468,941
6,894 Workiva, Inc.
a
503,193
4,178 Xero, Ltd.
a
377,843
1,330 Xerox Holdings Corporation 15,455
2,341 Zeta Global Holdings Corporation
a
41,319
Total 239,866,394

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Materials (3.3%)
61,015 Acerinox SA $ 635,510
15,285 Agnico Eagle Mines, Ltd. 999,745
12,889 Air Liquide SA 2,224,480
88 Albemarle Corporation 8,406
12,143 Alcoa Corporation 483,049
562 AptarGroup, Inc. 79,135
314 ArcelorMittal SA 7,194
256 Avery Dennison Corporation 55,974
3,639 Avient Corporation 158,842
20,126 Axalta Coating Systems, Ltd.
a
687,705
22,077 Barrick Gold Corporation 368,259
8,154 Berry Plastics Group, Inc. 479,863
131,892 BHP Group, Ltd. 3,769,721
45,141 BlueScope Steel, Ltd. 612,771
373 Buzzi SPA 15,020
5,201 Celanese Corporation 701,563
47,883 CF Industries Holdings, Inc. 3,549,088
12,988 Chemours Company 293,139
32,726 Corteva, Inc. 1,765,240
3,654 CRH plc 270,776
31,365 Deterra Royalties, Ltd. 83,227
2,180 Eagle Materials, Inc. 474,063
34,374 Eastman Chemical Company 3,367,621
31,363 Evraz plc
a,d
4
15,195 Fortescue, Ltd. 216,322
2,014 Franco-Nevada Corporation 238,699
586 Givaudan SA 2,775,658
145,412 Glencore plc 827,431
78,080 Granges AB 1,001,668
6,586 Heidelberg Materials AG 680,822
35,621 Hexpol AB 394,865
58,138 Holcim AG 5,138,938
1,340 Huntsman Corporation 30,512
3,161 Ingevity Corporation
a
138,167
2,334 Innospec, Inc. 288,459
1,916 Kaiser Aluminum Corporation 168,416
2,917 Knife River Corporation
a
204,598
822 Koppers Holdings, Inc. 30,406
30,600 Kyoei Steel, Ltd. 400,024
3,121 Louisiana-Pacific Corporation 256,952
356 LyondellBasell Industries NV 34,055
1,977 Martin Marietta Materials, Inc. 1,071,139
937 Minerals Technologies, Inc. 77,921
55,500 Mitsubishi Chemical Group
Corporation 309,234
9,846 Mosaic Company 284,549
47,255 Northern Star Resources, Ltd. 410,364
34,386 Nucor Corporation 5,435,739
3,723 O-I Glass, Inc.
a
41,437
6,616 Orica, Ltd. 78,571
2,081 Orion SA 45,657
26 Packaging Corporation of America 4,747
52,703 Perseus Mining, Ltd. 82,752
965 PPG Industries, Inc. 121,484
135 Quaker Chemical Corporation 22,910
2,131 Radius Recycling, Inc. 32,540
36,414 Ranpak Holdings Corporation
a
234,142
31,575 Rio Tinto plc 2,071,889
6,148 Rio Tinto, Ltd. 486,993
5,707 RPM International, Inc. 614,530
1,664 Sealed Air Corporation 57,891
46,600 Shin-Etsu Chemical Company, Ltd. 1,811,884
108,245 SSAB AB, Class A 596,134
835 Steel Dynamics, Inc. 108,133
10,825 Summit Materials, Inc.
a
396,303
Shares Common Stock (77.6%) Value
Materials (3.3%) - continued
2,602 SunCoke Energy, Inc. $ 25,500
2,225 Syensqo SA 198,599
12,200 Taiyo Holdings Company, Ltd. 259,156
4,229 Teck Resources, Ltd. 202,569
27,500 Toagosei Company, Ltd. 259,644
8,338 Trinseo plc 19,261
14,840 Tronox Holdings plc 232,840
6,020 United States Steel Corporation 227,556
704 Vidrala SA 79,420
1,921 Vulcan Materials Company 477,714
5,042 West Fraser Timber Company, Ltd. 387,579
3,559 Wheaton Precious Metals
Corporation 186,563
16,597 Yara International ASA 478,292
Total 51,348,023
Real Estate (2.0%)
9,818 Acadia Realty Trust 175,939
14,735 Agree Realty Corporation 912,686
5,314 American Healthcare REIT, Inc. 77,638
11,483 AvalonBay Communities, Inc. 2,375,718
2,131 Brixmor Property Group, Inc. 49,205
225,500 CapitaLand Integrated
Commercial Trust 328,316
30,906 CBRE Group, Inc.
a
2,754,034
23,696 Compass, Inc.
a
85,306
10,704 CoStar Group, Inc.
a
793,595
36,790 Crown Castle, Inc. 3,594,383
22,304 Cushman and Wakefield plc
a
231,962
2,600 Daito Trust Construction Company,
Ltd. 269,130
13,500 Daiwa House Industry Company,
Ltd. 343,708
1,333 DiamondRock Hospitality
Company 11,264
3,954 DigitalBridge Group, Inc. 54,170
13,196 Douglas Elliman, Inc.
a,b
15,307
4,263 EastGroup Properties, Inc. 725,136
11,843 EPR Properties 497,169
3,418 Equinix, Inc. 2,586,059
34,100 Equity Commonwealth
a
661,540
35,562 Essential Properties Realty Trust,
Inc. 985,423
861 Essex Property Trust, Inc. 234,364
3,359 First Industrial Realty Trust, Inc. 159,586
11,433 Four Corners Property Trust, Inc. 282,052
6,184 Getty Realty Corporation 164,865
3,402 Goodman Group 78,484
200,468 Healthcare Realty Trust, Inc. 3,303,713
12,436 Healthpeak Properties, Inc. 243,746
70,000 Henderson Land Development
Company, Ltd. 187,682
1,349 Howard Hughes Holdings, Inc.
a
87,442
19,000 Hulic Company, Ltd. 168,878
2,695 Independence Realty Trust, Inc. 50,504
4,822 Industrial Logistics Properties Trust 17,745
8,451 Invitation Homes, Inc. 303,306
24,326 LXP Industrial Trust 221,853
14,320 Medical Properties Trust, Inc. 61,719
10,451 National Storage Affiliates Trust 430,790
12,270 NetSTREIT Corporation 197,547
1,548 NNN REIT, Inc. 65,945
9,400 Nomura Real Estate Holdings, Inc. 236,630
8,179 Pebblebrook Hotel Trust 112,461
18,663 Phillips Edison and Company, Inc. 610,467

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (77.6%) Value
Real Estate (2.0%) - continued
1,978 Plymouth Industrial REIT, Inc. $ 42,290
8,043 PSP Swiss Property AG 1,032,481
1,046 RE/MAX Holdings, Inc. 8,473
4,957 Retail Opportunity Investments
Corporation 61,615
759 RMR Group, Inc. 17,153
2,868 SBA Communications Corporation 562,988
3,113 Simon Property Group, Inc. 472,553
26,787 STAG Industrial, Inc. 965,939
1,964 Sun Communities, Inc. 236,348
74,000 Sun Hung Kai Properties, Ltd. 641,176
16,000 Swire Pacific, Ltd. 141,258
8,852 Tanger, Inc. 239,978
11,773 Terreno Realty Corporation 696,726
16,096 UDR, Inc. 662,350
4,949 Zillow Group, Inc., Class A
a
222,903
Total 30,751,698
Utilities (2.2%)
8,732 ACEA SPA 141,320
9,588 Alliant Energy Corporation 488,029
4,961 American Water Works Company,
Inc. 640,763
74,730 APA Group 397,224
15,344 ATCO, Ltd. 437,086
44,390 Canadian Utilities, Ltd. 958,828
964 Capital Power Corporation 27,474
15,951 Clearway Energy, Inc., Class A 361,450
12,956 Clearway Energy, Inc., Class C 319,884
68,000 CLP Holdings, Ltd. 549,992
23,742 Constellation Energy Corporation 4,754,810
38,501 Contact Energy, Ltd. 211,058
4,449 DTE Energy Company 493,883
36,939 Duke Energy Corporation 3,702,396
523,901 Enel SPA 3,635,242
24,720 Engie SA 353,999
31,483 Entergy Corporation 3,368,681
18,519 Evergy, Inc. 980,951
6,254 Eversource Energy 354,664
88,095 Fortum Oyj 1,289,670
25,956 Hydro One, Ltd. 756,074
226,351 Italgas SPA 1,117,801
22,553 NiSource, Inc. 649,752
69,498 Origin Energy, Ltd. 502,814
12,205 PNM Resources, Inc. 451,097
20,623 Portland General Electric
Company 891,739
45,671 Public Service Enterprise Group,
Inc. 3,365,953
17,643 Redeia Corporacion SA
b
308,513
28,519 TransAlta Corporation 202,211
32,456 UGI Corporation 743,242
6,790 Vistra Energy Corporation 583,804
14,532 Xcel Energy, Inc. 776,154
Total 33,816,558
Total Common Stock
(cost $888,451,780) 1,193,380,813
Shares
Registered Investment
Companies ( 5.8% ) Value
U.S. Affiliated  (4.8%)
4,528,980 Thrivent Core Emerging Markets
Equity Fund 43,025,308
Shares
Registered Investment
Companies (5.8%) Value
U.S. Affiliated  (4.8%)- continued
2,845,051 Thrivent Core Small Cap Value
Fund $ 30,271,345
Total 73,296,653
U.S. Unaffiliated  (1.0%)
5,285 Invesco QQQ Trust Series 1 2,532,096
19,333 SPDR S&P 500 ETF Trust 10,521,405
24,216 SPDR S&P Biotech ETF
b
2,245,066
1,219 SPDR S&P Oil & Gas Exploration
ETF
b
177,328
Total 15,475,895
Total Registered Investment
Companies (cost $81,877,868) 88,772,548
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
3,572,900 Thrivent Cash Management Trust 3,572,900
Total Collateral Held for
Securities Loaned
(cost $3,572,900) 3,572,900
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,414 Bayerische Motoren Werke AG 124,856
Total 124,856
Total Preferred Stock
(cost $99,498) 124,856
Shares or
Principal
Amount Short-Term Investments ( 16.6% ) Value
Federal Home Loan Bank Discount
Notes
19,300,000 5.200%, 7/1/2024
e
19,291,564
13,425,000 5.242%, 7/10/2024
e,f
13,401,529
60,700,000 5.251%, 7/12/2024
e,f
60,576,189
15,000,000 5.260%, 7/16/2024
e
14,960,662
300,000 5.250%, 7/17/2024
e,f
299,170
26,560,000 5.246%, 7/19/2024
e,f
26,478,738
300,000 5.250%, 7/31/2024
e,f
298,558
100,000 5.250%, 8/7/2024
e,f
99,418
7,875,000 5.250%, 8/14/2024
e,f
7,821,178
5,600,000 5.245%, 8/16/2024
e,f
5,560,098
22,200,000 5.258%, 8/21/2024
e,f
22,025,674
5,000,000 5.260%, 8/23/2024
e
4,959,283
1,800,000 5.240%, 9/18/2024
e,f
1,778,680
U.S. Treasury Bills
8,130,000 5.065%, 7/2/2024
e
8,128,810
5,000,000 5.200%, 7/9/2024
e
4,994,197
40,000,000 5.264%, 7/18/2024
e
39,900,644
25,000,000 5.260%, 7/25/2024
e
24,912,750
Total Short-Term Investments
(cost $255,488,402) 255,487,142
Total Investments (cost
$1,229,490,448) 100.2% $1,541,338,259
Other Assets and Liabilities, Net
(0.2%) (2,787,105)
Total Net Assets 100.0% $1,538,551,154

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $5,430,187 or 0.4% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 3,451,817
Total lending $3,451,817
Gross amount payable upon return of
collateral for securities loaned $3,572,900
Net amounts due to counterparty $121,083
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 328,317,023
Gross unrealized depreciation (28,537,060)
Net unrealized appreciation (depreciation) $ 299,779,963
Cost for federal income tax purposes $ 1,242,734,183
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 79,947,013 64,787,022 15,159,991 –
Consumer Discretionary 120,895,645 80,617,138 40,278,507 –
Consumer Staples 62,220,860 37,188,764 25,032,096 –
Energy 60,549,286 40,726,415 19,822,871 –
Financials 200,241,693 120,082,150 80,159,543 –
Health Care 151,160,515 101,451,412 49,709,103 –
Industrials 162,583,128 94,180,248 68,402,880 –
Information Technology 239,866,394 191,116,976 48,749,418 –
Materials 51,348,023 23,802,656 27,545,363 4
Real Estate 30,751,698 27,323,955 3,427,743 –
Utilities 33,816,558 22,927,252 10,889,306 –
Registered Investment Companies
U.S. Unaffiliated 15,475,895 15,475,895 – –
Preferred Stock
Consumer Discretionary 124,856 – 124,856 –
Short-Term Investments 255,487,142 – 255,487,142 –
Subtotal Investments in Securities $1,464,468,706 $819,679,883 $644,788,819 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 73,296,653
Collateral Held for Securities Loaned 3,572,900
Subtotal Other Investments $76,869,553
Total Investments at Value $ 1,541,338,259
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,603,839 1,603,839 – –
Total Asset Derivatives $1,603,839 $1,603,839 $– $–
Liability Derivatives
Futures Contracts 427,952 427,952 – –
Total Liability Derivatives $ 427,952 $427,952 $– $–
The following table presents Global Stock Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $14,110,346 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 September 2024 $ 1,014,942 $ 17,558
CME E-mini S&P 500 Index 1,215 September 2024 334,305,935 1,125,190
CME E-mini S&P Mid-Cap 400 Index 4 September 2024 1,171,574 11,666
ICE mini MSCI EAFE Index 447 September 2024 52,031,808 338,712
ICE US mini MSCI Emerging Markets Index 203 September 2024 10,934,517 110,713
Total Futures Long Contracts $ 399,458,776 $ 1,603,839
CME E-mini Russell 2000 Index (716) September 2024 ( $ 73,768,711) ( $ 158,289)
CME E-mini S&P Mid-Cap 400 Index (282) September 2024 (83,148,757) (269,663)
Total Futures Short Contracts ( $ 156,917,468) ($427,952)
Total Futures Contracts $ 242,541,308 $1,175,887
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,603,839
Total Equity Contracts 1,603,839
Total Asset Derivatives $1,603,839
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 427,952
Total Equity Contracts 427,952
Total Liability Derivatives $427,952
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Global Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 41,594,567
Total Equity Contracts
41,594,567
Total $41,594,567
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,120,937)
Total Equity Contracts (5,120,937)
Total ($5,120,937)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $412,836,996
Futures - Short (145,805,351)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,493 $– $1 $43,025 4,529 2.8%
Core Small Cap Value 31,248 – 3,000 30,271 2,845 2.0
Total U.S. Affiliated Registered Investment
Companies 70,741 73,296 4.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,993 51,646 52,066 3,573 3,573 0.2
Total Collateral Held for Securities Loaned 3,993 3,573 0.2
Total Value $74,734 $76,869
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $3,533 $ – $–
Core Small Cap Value Fund 6 2,017 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $6 $5,550 $ –

Government Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Asset-Backed Securities (4.6%)
Cascade Funding Mortgage Trust,
LLC
$ 134,375
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 131,551
ECMC Group Student Loan Trust
326,069
6.450%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
325,183
Finance of America HECM Buyout
277,166
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
271,009
GMAC Mortgage Corporation
Loan Trust
25,393
5.960%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
13,464
Goodgreen
802,244
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
724,393
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
946,527
1.650%,  3/25/2051, Ser.
2021-1 855,125
Missouri Higher Education Loan
Auth.
789,867
1.530%,  1/25/2061, Ser.
2021-1 681,272
Navient Student Loan Trust
931,806
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
824,633
New Hampshire Higher Education
Loan Corporation
428,347
6.660%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
428,441
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
28,418
5.808%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
28,215
RMF Buyout Issuance Trust
194,616
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
190,947
Sunnova Hestia I Issuer, LLC
1,242,886
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,250,924
Sunnova Hestia II Issuer, LLC
1,700,000
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c,d
1,704,250
Total 7,429,407
Collateralized Mortgage Obligations (5.6%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,659,643
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,297,479
Federal Home Loan Mortgage
Corporation - REMIC
176,321
4.000%,  1/25/2051, Ser.
5249, Class LA 168,404
Principal
Amount Long-Term Fixed Income (99.2%) Value
Collateralized Mortgage Obligations (5.6%) -
continued
$ 1,440,894
1.500%,  3/25/2050, Ser.
4982, Class JA $ 1,113,548
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,400,340
90,912
2.000%,  1/15/2041, Ser.
4074, Class JA 87,457
587,674
1.750%,  6/15/2042, Ser.
4097, Class QN 504,665
Federal Home Loan Mortgage
Corporation - SCRT
1,166,151
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
921,360
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,490,846
Federal National Mortgage
Association - REMIC
923,005
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 896,500
309,304
2.000%,  11/25/2032, Ser.
2012-123, Class BA 283,432
341,747
3.000%,  1/25/2043, Ser.
2013-114, Class AB 317,652
654,603
4.500%,  1/25/2046, Ser.
2022-68, Class BA 638,961
Total 9,120,644
Commercial Mortgage-Backed Securities (2.8%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,509,472
1,750,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
1,772,150
1,500,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
1,369,357
Total 4,650,979
Mortgage-Backed Securities (48.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
713,139 2.000%,  1/1/2052 564,850
1,595,637 3.000%,  2/1/2050 1,378,923
1,007,384 2.000%,  5/1/2051 798,060
1,207,131 2.500%,  5/1/2051 994,736
637,436 3.500%,  5/1/2052 568,102
863,089 4.000%,  5/1/2052 797,687
58,984 5.000%,  7/1/2053 57,346
892,494 3.500%,  8/1/2052 794,310
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
281,144 2.500%,  7/1/2030 264,356
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,746,311 2.000%,  3/1/2033 1,630,325

Government Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Mortgage-Backed Securities (48.7%) -
continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 1,005,839 3.500%,  5/1/2040 $ 932,283
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,054,510 3.000%,  1/1/2052 1,762,256
77,031 2.000%,  2/1/2051 61,033
39,731 2.000%,  2/1/2051 31,479
769,021 2.500%,  2/1/2051 637,020
1,302,319 2.500%,  2/1/2051 1,067,087
2,115,081 2.000%,  3/1/2051 1,661,403
3,831,079 2.000%,  3/1/2051 3,019,386
967,248 4.000%,  3/1/2051 899,599
1,674,547 2.000%,  3/1/2052 1,328,555
2,125,204 3.000%,  3/1/2052 1,813,875
1,062,764 2.000%,  4/1/2051 837,434
1,268,359 3.000%,  4/1/2051 1,085,091
4,581,344 2.000%,  4/1/2052 3,620,014
1,322,289 3.000%,  5/1/2050 1,140,906
78,621 2.000%,  5/1/2051 61,989
1,078,726 3.000%,  5/1/2051 935,251
1,744,464 2.000%,  6/1/2050 1,379,202
865,681 3.000%,  6/1/2050 755,946
224,727 4.000%,  6/1/2052 205,984
1,953,747 2.500%,  7/1/2051 1,619,915
435,257 3.500%,  7/1/2051 390,179
620,362 4.000%,  7/1/2052 568,657
2,500,000 2.500%,  7/1/2054
e
2,041,113
766,660 3.500%,  8/1/2050 688,953
1,399,840 3.500%,  8/1/2052 1,239,875
1,219,937 4.500%,  8/1/2052 1,154,737
768,175 3.500%,  9/1/2052 685,846
422,907 3.500%,  9/1/2052 377,582
1,229,507 4.500%,  9/1/2053 1,161,532
444,859 4.500%,  9/1/2053 422,569
1,311,222 4.000%,  10/1/2052 1,206,665
88,201 2.000%,  11/1/2051 69,635
525,554 3.500%,  11/1/2052 469,389
336,631 2.000%,  12/1/2050 266,009
2,095,728 2.500%,  12/1/2051 1,731,500
4,113,102 4.500%,  12/1/2052 3,909,943
9,925,000 5.000%,  7/1/2041
e
9,591,582
4,375,000 5.500%,  7/1/2042
e
4,314,673
500,000 4.500%,  7/1/2048
e
471,348
1,750,000 3.000%,  7/1/2049
e
1,488,457
1,500,000 3.500%,  7/1/2049
e
1,327,500
2,200,000 4.000%,  7/1/2049
e
2,012,914
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,557,671 2.500%,  3/1/2062 1,224,352
517,095 3.500%,  7/1/2061 450,030
665,848 4.000%,  12/1/2061 601,876
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
8,975,000 5.000%,  7/1/2054
e
8,738,563
Total 79,309,882
Principal
Amount Long-Term Fixed Income (99.2%) Value
U.S. Government & Agencies (37.5%)
Federal Home Loan Bank
$ 2,050,000 5.900%,  3/10/2043 $ 2,049,281
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,155,814
U.S. Treasury Bonds
9,865,000 1.375%,  8/15/2050 5,048,491
U.S. Treasury Notes
5,750,000 2.875%,  7/31/2025 5,617,480
13,000,000 3.750%,  4/15/2026 12,767,422
22,600,000 3.875%,  9/30/2029 22,083,555
12,250,000 4.500%,  11/15/2033 12,362,929
Total 61,084,972
Total Long-Term Fixed Income
(cost $166,593,779) 161,595,884
Shares or
Principal
Amount Short-Term Investments ( 18.7% ) Value
Federal Home Loan Bank Discount
Notes
300,000 5.245%, 8/16/2024
f,g
297,862
Thrivent Core Short-Term Reserve
Fund
2,988,401 5.580% 29,884,009
U.S. Treasury Bills
300,000 5.223%, 7/23/2024
f
299,038
Total Short-Term Investments
(cost $30,459,283) 30,480,909
Total Investments (cost
$197,053,062) 117.9% $192,076,793
Other Assets and Liabilities, Net
(17.9%) (29,184,816)
Total Net Assets 100.0% $ 162,891,977
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $6,748,584 or 4.1% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Government Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 958,587
Gross unrealized depreciation (6,585,268)
Net unrealized appreciation (depreciation) $ (5,626,681)
Cost for federal income tax purposes $ 197,759,534

Government Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 7,429,407 – 5,725,157 1,704,250
Collateralized Mortgage Obligations 9,120,644 – 9,120,644 –
Commercial Mortgage-Backed Securities 4,650,979 – 4,650,979 –
Mortgage-Backed Securities 79,309,882 – 79,309,882 –
U.S. Government & Agencies 61,084,972 – 61,084,972 –
Short-Term Investments 596,900 – 596,900 –
Subtotal Investments in Securities $162,192,784 $– $160,488,534 $1,704,250
Other Investments  * Total
Affiliated Short-Term Investments 29,884,009
Subtotal Other Investments $29,884,009
Total Investments at Value $192,076,793
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 61,889 61,889 – –
Total Asset Derivatives $61,889 $61,889 $– $–
Liability Derivatives
Futures Contracts 5,829 5,829 – –
Total Liability Derivatives $5,829 $ 5,829 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $297,862 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 102 September 2024 $ 20,768,423 $ 61,889
Total Futures Long Contracts $ 20,768,423 $ 61,889
CBOT 10-Yr. U.S. Treasury Note (6) September 2024 ( $ 654,077) ( $ 5,829)
Total Futures Short Contracts ( $ 654,077) ($5,829)
Total Futures Contracts $ 20,114,346 $56,060

Government Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 61,889
Total Interest Rate Contracts 61,889
Total Asset Derivatives $61,889
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,829
Total Interest Rate Contracts 5,829
Total Liability Derivatives $5,829
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (250,824)
Total Interest Rate Contracts
(250,824)
Total ($250,824)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (482,820)
Total Interest Rate Contracts (482,820)
Total ($482,820)
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $24,660,240
Futures - Short (758,304)

Government Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $18,380 $38,289 $26,785 $29,884 2,988 18.3%
Total Affiliated Short-Term Investments 18,380 29,884 18.3
Total Value $18,380 $29,884
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $663
Total Income/Non Cash Income from Affiliated
Investments $663
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Biotechnology (15.3%)
77,550 AbbVie, Inc. $ 13,301,376
31,043 Amgen, Inc. 9,699,385
6,872 Biogen, Inc.
a
1,593,067
54,691 Gilead Sciences, Inc. 3,752,350
822 GRAIL, Inc.
a
12,634
12,258 Moderna, Inc.
a
1,455,638
3,034 Regeneron Pharmaceuticals, Inc.
a
3,188,825
10,633 Sarepta Therapeutics, Inc.
a
1,680,014
16,384 Vertex Pharmaceuticals, Inc.
a
7,679,508
Total 42,362,797
Health Care Distributors (2.4%)
17,762 Cencora, Inc. 4,001,778
4,696 McKesson Corporation 2,742,652
Total 6,744,430
Health Care Equipment (18.7%)
99,903 Abbott Laboratories 10,380,921
7,266 ABIOMED, Inc., CVR
a,b
6,670
69,061 Baxter International, Inc. 2,310,091
81,843 Boston Scientific Corporation
a
6,302,729
30,761 Dexcom, Inc.
a
3,487,682
36,980 Edwards Lifesciences Corporation
a
3,415,843
13,465 Enovis Corporation
a
608,618
4,958 IDEXX Laboratories, Inc.
a
2,415,538
20,437 Intuitive Surgical, Inc.
a
9,091,399
12,648 Masimo Corporation
a
1,592,889
54,910 Medtronic plc 4,321,966
9,080 Stryker Corporation 3,089,470
43,014 Zimmer Biomet Holdings, Inc. 4,668,309
Total 51,692,125
Health Care Facilities (3.0%)
11,488 Encompass Health Corporation 985,556
12,987 HCA Healthcare, Inc. 4,172,463
17,323 Universal Health Services, Inc. 3,203,542
Total 8,361,561
Health Care Services (3.5%)
7,807 Cigna Group 2,580,760
59,288 CVS Health Corporation 3,501,550
11,853 Labcorp Holdings, Inc. 2,412,204
45,346 Option Care Health, Inc.
a
1,256,084
Total 9,750,598
Health Care Supplies (1.6%)
8,815 Align Technology, Inc.
a
2,128,205
19,780 Cooper Companies, Inc. 1,726,794
7,876 Haemonetics Corporation
a
651,582
Total 4,506,581
Life Sciences Tools & Services (10.5%)
77,654 Avantor, Inc.
a
1,646,265
27,235 Bio-Techne Corporation 1,951,388
9,782 Charles River Laboratories
International, Inc.
a
2,020,766
45,264 Danaher Corporation 11,309,210
4,937 Illumina, Inc.
a
515,324
16,428 IQVIA Holding, Inc.
a
3,473,536
14,640 Thermo Fisher Scientific, Inc. 8,095,920
Total 29,012,409
Shares Common Stock (99.4%) Value
Managed Health Care (13.4%)
18,793 Centene Corporation
a
$ 1,245,976
10,461 Elevance Health, Inc. 5,668,398
12,200 HealthEquity, Inc.
a
1,051,640
9,393 Humana, Inc. 3,509,694
4,661 Molina Healthcare, Inc.
a
1,385,715
47,504 UnitedHealth Group, Inc. 24,191,887
Total 37,053,310
Pharmaceuticals (31.0%)
12,173 AstraZeneca plc ADR 949,372
34,538 Eli Lilly & Company 31,270,015
10,850 Jazz Pharmaceuticals, Inc.
a
1,158,021
142,231 Johnson & Johnson 20,788,483
135,798 Merck & Company, Inc. 16,811,792
18,308 Novo Nordisk AS ADR 2,613,284
249,002 Pfizer, Inc. 6,967,076
104,773 Teva Pharmaceutical Industries,
Ltd. ADR
a
1,702,561
21,069 Zoetis, Inc. 3,652,522
Total 85,913,126
Total Common Stock
(cost $191,181,836) 275,396,937
Shares
Registered Investment
Companies ( 0.3% ) Value
U.S. Unaffiliated  (0.3%)
8,894 SPDR S&P Biotech ETF 824,563
Total 824,563
Total Registered Investment
Companies (cost $860,824) 824,563
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
88,788 5.580% 887,878
Total Short-Term Investments
(cost $887,878) 887,878
Total Investments (cost
$192,930,538) 100.0% $277,109,378
Other Assets and Liabilities, Net
(<0.1%) (46,408)
Total Net Assets 100.0% $277,062,970
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 92,700,230
Gross unrealized depreciation (8,895,761)
Net unrealized appreciation (depreciation) $ 83,804,469
Cost for federal income tax purposes $ 193,304,909
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 42,362,797 42,362,797 – –
Health Care Distributors 6,744,430 6,744,430 – –
Health Care Equipment 51,692,125 51,685,455 – 6,670
Health Care Facilities 8,361,561 8,361,561 – –
Health Care Services 9,750,598 9,750,598 – –
Health Care Supplies 4,506,581 4,506,581 – –
Life Sciences Tools & Services 29,012,409 29,012,409 – –
Managed Health Care 37,053,310 37,053,310 – –
Pharmaceuticals 85,913,126 85,913,126 – –
Registered Investment Companies
U.S. Unaffiliated 824,563 824,563 – –
Subtotal Investments in Securities $276,221,500 $276,214,830 $– $6,670
Other Investments  * Total
Affiliated Short-Term Investments 887,878
Subtotal Other Investments $887,878
Total Investments at Value $277,109,378
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $330 $12,764 $12,206 $888 89 0.3%
Total Affiliated Short-Term Investments 330 888 0.3
Total Value $330 $888
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $17
Total Income/Non Cash Income from Affiliated
Investments $17
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.2% )
a
Value
Basic Materials (0.2%)
Grinding Media, Inc., Term Loan
$ 1,209,646
9.555%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 1,200,574
Total 1,200,574
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,584,050
9.827%,  (TSFR3M +
4.500%), 8/1/2030
b
1,588,454
Total 1,588,454
Communications Services (0.7%)
Cengage Learning, Inc., Term
Loan
1,550,994
9.538%,  (TSFR6M +
4.250%), 3/24/2031
b
1,553,909
DIRECTV Financing, LLC, Term
Loan
1,285,815
10.458%,  (TSFR1M +
5.000%), 8/2/2027
b
1,287,101
NEP Group, Inc., Term Loan
2,798,480
10.208%,PIK 1.500%,
(TSFR1M + 4.750%),
8/19/2026
b,d
2,636,392
Sinclair Television Group, Inc.,
Term Loan
534,246
8.591%,  (TSFR3M +
3.000%), 4/3/2028
b
373,556
Total 5,850,958
Consumer Cyclical (0.2%)
Cedar Fair, LP, Term Loan
541,000
7.329%,  (TSFR1M +
2.000%), 5/1/2031
b
539,312
Marriott Ownership Resorts, Inc.,
Term Loan
1,075,000
7.594%,  (TSFR1M +
2.250%), 4/1/2031
b
1,077,236
Total 1,616,548
Consumer Non-Cyclical (0.8%)
Amneal Pharmaceuticals, LLC,
Term Loan
1,043,980
10.844%,  (TSFR1M +
5.500%), 5/4/2028
b
1,048,761
B&G Foods, Inc., Term Loan
1,685,000
0.000%,  (TSFR1M +
3.500%), 10/29/2029
b,c,e,f
1,668,150
Chobani, LLC, Term Loan
531,330
9.080%,  (TSFR1M +
3.750%), 10/25/2027
b
533,323
Endo Finance Holdings, Inc., Term
Loan
810,000
9.826%,  (TSFR3M +
4.500%), 4/23/2031
b
808,485
ModivCare, Inc., Term Loan
561,000
0.000%,  (TSFR1M +
4.750%), 6/20/2031
b,e,f
549,780
Principal
Amount Bank Loans (3.2%)
a
Value
Consumer Non-Cyclical (0.8%) - continued
Triton Water Holdings, Inc., Term
Loan
$ 1,337,108
8.846%,  (TSFR3M +
3.250%), 3/31/2028
b
$ 1,337,108
Total 5,945,607
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
1,097,721
9.094%,  (TSFR1M +
3.750%), 9/29/2028
b
1,108,303
Total 1,108,303
Financials (0.3%)
Acrisure, LLC, Term Loan
541,000
0.000%,  (TSFR1M +
3.500%), 2/16/2027
b,e,f
540,200
271,000
0.000%,  (TSFR1M +
3.250%), 11/6/2030
b,e,f
270,493
Truist Insurance Holdings, LLC,
Term Loan
1,889,000
8.585%,  (TSFR3M +
3.250%), 5/6/2031
b
1,890,681
Total 2,701,374
Technology (0.2%)
CoreLogic, Inc., Term Loan
1,546,275
8.958%,  (TSFR1M +
3.500%), 6/2/2028
b
1,520,870
Total 1,520,870
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,096,000
10.336%,  (TSFR3M +
4.750%), 4/20/2028
b
2,162,590
Air Canada, Term Loan
1,607,970
7.847%,  (TSFR3M +
2.500%), 3/21/2031
b
1,608,468
Total 3,771,058
Total Bank Loans
(cost $25,287,485) 25,303,746
Principal
Amount Long-Term Fixed Income ( 89.7% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,g,h
3,195
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
i
656,800
ATI, Inc.
1,539,000 7.250%,  8/15/2030 1,588,643
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
i
1,439,283
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
315,000 8.750%,  7/15/2026
i
283,644

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Basic Materials (5.3%) - continued
Cascades, Inc./Cascades USA,
Inc.
$ 1,534,000 5.125%,  1/15/2026
i
$ 1,510,544
Chemours Company
3,347,000 5.750%,  11/15/2028
i
3,090,108
Cleveland-Cliffs, Inc.
2,440,000 4.625%,  3/1/2029
i
2,308,993
1,075,000 4.875%,  3/1/2031
i
947,879
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
i
3,412,789
First Quantum Minerals, Ltd.
2,420,000 6.875%,  10/15/2027
i
2,364,234
Hecla Mining Company
895,000 7.250%,  2/15/2028 895,485
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
i
660,295
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
i
2,056,155
INEOS Finance plc
934,000 7.500%,  4/15/2029
i
943,630
Mercer International, Inc.
791,000 5.500%,  1/15/2026 767,508
Methanex Corporation
1,186,000 4.250%,  12/1/2024 1,175,613
Mineral Resources, Ltd.
471,000 9.250%,  10/1/2028
i
494,330
Novelis Corporation
870,000 3.250%,  11/15/2026
i
818,674
2,050,000 4.750%,  1/30/2030
i
1,901,795
670,000 3.875%,  8/15/2031
i
580,075
OCI NV
2,971,000 4.625%,  10/15/2025
i
2,919,285
Olin Corporation
815,000 5.625%,  8/1/2029 799,425
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
i
1,597,389
SNF Group SACA
1,074,000 3.125%,  3/15/2027
i
987,551
1,133,000 3.375%,  3/15/2030
i
977,114
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
i
2,452,455
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
i
1,621,485
Tronox, Inc.
785,000 4.625%,  3/15/2029
i
708,610
United States Steel Corporation
2,355,000 6.875%,  3/1/2029 2,366,382
Total 42,329,368
Capital Goods (10.9%)
AAR Escrow Issuer, LLC
1,017,000 6.750%,  3/15/2029
i
1,036,714
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,d,g,h
19,818
Advanced Drainage Systems, Inc.
3,060,000 5.000%,  9/30/2027
i
2,991,659
Principal
Amount Long-Term Fixed Income (89.7%) Value
Capital Goods (10.9%) - continued
AECOM
$ 1,560,000 5.125%,  3/15/2027 $ 1,532,973
Amsted Industries, Inc.
890,000 5.625%,  7/1/2027
i
875,263
2,240,000 4.625%,  5/15/2030
i
2,055,211
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
811,000 4.125%,  8/15/2026
i,j
703,921
769,000 5.250%,  8/15/2027
i,j
477,027
Boeing Company
541,000 6.298%,  5/1/2029
i
548,607
811,000 6.388%,  5/1/2031
i
825,644
Bombardier, Inc.
336,000 7.875%,  4/15/2027
i
336,855
2,250,000 6.000%,  2/15/2028
i
2,224,117
2,242,000 7.000%,  6/1/2032
i
2,273,144
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
i
752,042
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
i
2,838,185
Chart Industries, Inc.
2,241,000 7.500%,  1/1/2030
i
2,315,773
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
i
3,198,694
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
i
291,902
594,000 8.750%,  4/15/2030
i
581,321
Cornerstone Building Brands, Inc.
814,000 6.125%,  1/15/2029
i,j
669,453
CP Atlas Buyer, Inc.
1,445,000 7.000%,  12/1/2028
i,j
1,235,237
Crown Cork & Seal Company, Inc.
1,875,000 7.375%,  12/15/2026 1,937,274
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
i
2,418,725
EquipmentShare.com, Inc.
788,000 8.625%,  5/15/2032
i
817,095
Gates Corporation
480,000 6.875%,  7/1/2029
i
488,371
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
i
4,126,576
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
i
4,628,637
Herc Holdings, Inc.
1,342,000 5.500%,  7/15/2027
i
1,320,999
1,280,000 6.625%,  6/15/2029
i
1,297,949
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
i,j
1,515,973
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
i
478,378
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
i,j
1,263,440
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
i
1,190,251
Nesco Holdings II, Inc.
2,640,000 5.500%,  4/15/2029
i
2,445,240

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Capital Goods (10.9%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 3,553,000 5.250%,  7/15/2028
i
$ 3,354,465
OI European Group BV
2,725,000 4.750%,  2/15/2030
i
2,491,334
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
i
1,214,519
640,000 7.375%,  6/1/2032
i
640,743
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
i
1,558,318
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
i
880,782
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
i
1,538,637
Sealed Air Corporation/Sealed Air
Corporation (US)
1,214,000 6.125%,  2/1/2028
i
1,211,072
Smyrna Ready Mix Concrete, LLC
2,200,000 8.875%,  11/15/2031
i
2,334,037
Spirit AeroSystems, Inc.
1,080,000 4.600%,  6/15/2028
j
1,011,503
1,571,000 9.750%,  11/15/2030
i
1,732,995
SRM Escrow Issuer, LLC
1,369,000 6.000%,  11/1/2028
i
1,337,466
Summit Materials, LLC/Summit
Materials Finance Corporation
628,000 7.250%,  1/15/2031
i
650,391
TransDigm, Inc.
787,000 6.750%,  8/15/2028
i
796,620
2,145,000 4.875%,  5/1/2029 2,009,200
2,691,000 7.125%,  12/1/2031
i
2,772,745
1,465,000 6.625%,  3/1/2032
i
1,479,737
Triumph Group, Inc.
1,073,000 9.000%,  3/15/2028
i,j
1,124,761
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
i
1,185,542
1,011,000 8.500%,  8/15/2027
i
1,003,459
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,873,528
WESCO Distribution, Inc.
1,587,000 7.250%,  6/15/2028
i
1,615,468
789,000 6.375%,  3/15/2029
i
791,851
552,000 6.625%,  3/15/2032
i
557,810
Total 86,879,451
Communications Services (11.3%)
Altice Financing SA
1,392,000 5.750%,  8/15/2029
i
1,010,671
Altice France SA
1,207,000 5.125%,  7/15/2029
i
793,724
2,796,000 5.500%,  10/15/2029
i,j
1,842,808
AMC Networks, Inc.
396,000 10.250%,  1/15/2029
i
390,139
C&W Senior Finance, Ltd.
525,000 6.875%,  9/15/2027
i
503,721
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
i
3,052,421
3,380,000 5.375%,  6/1/2029
i
3,075,004
Principal
Amount Long-Term Fixed Income (89.7%) Value
Communications Services (11.3%) - continued
$ 1,029,000 6.375%,  9/1/2029
i
$ 978,095
4,710,000 4.750%,  3/1/2030
i
4,079,456
1,916,000 4.250%,  2/1/2031
i
1,564,301
843,000 4.750%,  2/1/2032
i
690,392
Cimpress plc
2,065,000 7.000%,  6/15/2026 2,063,348
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
i,j
795,510
Clear Channel Worldwide
Holdings, Inc.
2,605,000 5.125%,  8/15/2027
i
2,487,736
Connect Finco SARL/Connect US
Finco, LLC
1,287,000 6.750%,  10/1/2026
i
1,242,150
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
i
783,323
855,000 11.750%,  1/31/2029
i
729,190
1,933,000 6.500%,  2/1/2029
i
1,410,862
3,434,000 5.750%,  1/15/2030
i
1,296,155
1,240,000 4.125%,  12/1/2030
i
801,468
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,880,000 5.875%,  8/15/2027
i
4,590,062
DISH DBS Corporation
759,000 5.875%,  11/15/2024
j
720,718
1,308,000 5.250%,  12/1/2026
i,j
1,031,740
749,000 7.375%,  7/1/2028 318,535
1,271,000 5.750%,  12/1/2028
i,j
881,201
1,144,000 5.125%,  6/1/2029 453,036
DISH Network Corporation
738,000 11.750%,  11/15/2027
i
723,609
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
i
876,725
1,590,000 5.000%,  5/1/2028
i
1,497,930
1,269,000 6.750%,  5/1/2029
i
1,164,001
561,000 8.750%,  5/15/2030
i
578,078
GCI, LLC
4,450,000 4.750%,  10/15/2028
i
4,061,864
Gray Television, Inc.
862,000 7.000%,  5/15/2027
i,j
793,646
2,240,000 10.500%,  7/15/2029
i
2,252,051
1,435,000 5.375%,  11/15/2031
i
813,467
iHeartCommunications, Inc.
477,000 6.375%,  5/1/2026
j
370,666
555,000 5.250%,  8/15/2027
i,j
294,678
Iliad Holding SASU
1,474,000 6.500%,  10/15/2026
i
1,467,471
2,081,000 8.500%,  4/15/2031
i
2,107,093
Intelsat Jackson Holdings SA
1,081,000 6.500%,  3/15/2030
i
1,005,733
Lamar Media Corporation
1,222,000 3.625%,  1/15/2031 1,074,774
LCPR Senior Secured Financing
DAC
3,707,000 6.750%,  10/15/2027
i
3,471,734
Level 3 Financing, Inc.
2,090,000 4.250%,  7/1/2028
i
787,449
400,000 11.000%,  11/15/2029
i,j
409,321
1,450,000 10.500%,  5/15/2030
i,j
1,436,101

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Communications Services (11.3%) - continued
McGraw-Hill Education, Inc.
$ 1,081,000 5.750%,  8/1/2028
i
$ 1,042,404
1,622,000 8.000%,  8/1/2029
i,j
1,577,253
News Corporation
1,794,000 3.875%,  5/15/2029
i
1,651,375
Nexstar Media, Inc.
960,000 5.625%,  7/15/2027
i
912,007
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
918,000 4.625%,  3/15/2030
i
826,606
Paramount Global
477,000 6.375%,  3/30/2062
b
421,266
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
i
1,617,157
Scripps Escrow II, Inc.
478,000 3.875%,  1/15/2029
i
332,917
Sinclair Television Group, Inc.
557,000 4.125%,  12/1/2030
i,j
373,190
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
i
677,403
365,000 5.000%,  8/1/2027
i
349,386
2,560,000 4.000%,  7/15/2028
i
2,312,585
890,000 3.875%,  9/1/2031
i
726,538
TEGNA, Inc.
789,000 4.750%,  3/15/2026
i
771,262
1,656,000 4.625%,  3/15/2028 1,492,145
Telecom Italia Capital SA
1,504,000 6.000%,  9/30/2034
i
1,423,363
97,000 6.000%,  9/30/2034 87,500
Telesat Canada/Telesat, LLC
527,000 4.875%,  6/1/2027
i
231,073
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
1,381,000 4.750%,  4/15/2028
i
1,129,170
557,000 6.500%,  2/15/2029
i
355,188
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
i
312,073
1,927,000 4.500%,  5/1/2029
i
1,619,586
Urban One, Inc.
473,000 7.375%,  2/1/2028
i
363,544
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
i,j
956,124
Virgin Media Finance plc
951,000 5.000%,  7/15/2030
i
784,143
Virgin Media Secured Finance plc
1,321,000 5.500%,  5/15/2029
i
1,207,593
VZ Secured Financing BV
2,221,000 5.000%,  1/15/2032
i
1,893,782
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
485,000 7.750%,  8/15/2028
i
456,892
Zayo Group Holdings, Inc.
683,000 4.000%,  3/1/2027
i,j
546,240
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
i,j
838,619
Total 90,060,541
Principal
Amount Long-Term Fixed Income (89.7%) Value
Consumer Cyclical (17.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
$ 4,815,000 4.375%,  1/15/2028
i
$ 4,541,382
1,525,000 4.000%,  10/15/2030
i
1,342,458
Adient Global Holdings, Ltd.
1,256,000 8.250%,  4/15/2031
i,j
1,310,787
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
51,000 6.625%,  7/15/2026
i
50,846
820,000 6.000%,  6/1/2029
i,j
717,816
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
i
1,026,095
1,160,000 4.625%,  6/1/2028
i
1,056,806
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
i
1,138,875
American Axle & Manufacturing,
Inc.
4,003,000 5.000%,  10/1/2029
j
3,671,046
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
436,000 7.000%,  4/15/2030
i
356,514
Anywhere Real Estate Group, LLC/
Realogy Co-Issuer Corporation
591,000 5.750%,  1/15/2029
i,j
363,751
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
i,j
1,436,775
Arko Corporation
1,358,000 5.125%,  11/15/2029
i,j
1,182,177
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
i
489,244
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
i
720,764
1,410,000 4.625%,  4/1/2030
i
1,260,201
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
i
768,542
Beazer Homes USA, Inc.
553,000 7.500%,  3/15/2031
i
551,846
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
i
2,002,934
Boyne USA, Inc.
1,275,000 4.750%,  5/15/2029
i
1,189,702
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
i
132,865
1,607,000 5.000%,  6/15/2029
i
1,467,752
350,000 4.875%,  2/15/2030
i
313,067
Caesars Entertainment, Inc.
1,820,000 8.125%,  7/1/2027
i
1,857,004
5,104,000 4.625%,  10/15/2029
i
4,679,197
944,000 6.500%,  2/15/2032
i
948,629
Carnival Corporation
797,000 7.625%,  3/1/2026
i
804,878
2,612,000 5.750%,  3/1/2027
i
2,580,455
1,764,000 4.000%,  8/1/2028
i
1,656,604
2,090,000 6.000%,  5/1/2029
i
2,064,543

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Consumer Cyclical (17.1%) - continued
Carvana Company
$ 450,000
0.000%,PIK 12.000%,
12/1/2028
d,i,j
$ 483,897
Cedar Fair, LP
2,136,000 5.250%,  7/15/2029 2,046,218
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
i
1,017,228
899,000 6.750%,  5/1/2031
i
903,867
Cinemark USA, Inc.
2,069,000 5.875%,  3/15/2026
i
2,046,472
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,153,000 8.500%,  5/15/2027
i
1,159,504
2,335,000 6.750%,  5/15/2028
i
2,363,144
Dana, Inc.
1,400,000 4.250%,  9/1/2030 1,222,120
Ford Motor Company
4,271,000 3.250%,  2/12/2032 3,529,698
Gap, Inc.
556,000 3.625%,  10/1/2029
i
481,352
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
i
1,135,033
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,k
1,530,754
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
j
1,666,119
Hanesbrands, Inc.
898,000 4.875%,  5/15/2026
i
878,515
604,000 9.000%,  2/15/2031
i,j
632,836
Hilton Domestic Operating
Company, Inc.
1,651,000 4.875%,  1/15/2030 1,584,588
1,845,000 3.625%,  2/15/2032
i
1,596,630
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,912,000 5.000%,  6/1/2029
i
1,782,842
International Game Technology plc
1,530,000 6.250%,  1/15/2027
i
1,535,000
835,000 5.250%,  1/15/2029
i
807,947
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
i
1,096,246
KB Home
2,280,000 6.875%,  6/15/2027 2,326,425
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,513,409
2,485,000 6.625%,  10/1/2030
i
2,492,758
811,000 6.875%,  11/1/2035 817,914
Light & Wonder International, Inc.
2,970,000 7.250%,  11/15/2029
i
3,033,276
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
i
822,243
Macy's Retail Holdings, LLC
2,770,000 5.875%,  4/1/2029
i,j
2,688,263
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
i
1,663,864
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
i
804,169
775,000 7.625%,  4/17/2032
i
768,537
Principal
Amount Long-Term Fixed Income (89.7%) Value
Consumer Cyclical (17.1%) - continued
MGM China Holdings, Ltd.
$ 281,000 7.125%,  6/26/2031
i
$ 282,485
Michaels Companies, Inc.
1,756,000 5.250%,  5/1/2028
i
1,404,795
NCL Corporation, Ltd.
2,417,000 5.875%,  3/15/2026
i
2,389,502
2,294,000 5.875%,  2/15/2027
i
2,264,031
Nordstrom, Inc.
825,000 4.250%,  8/1/2031 733,579
PENN Entertainment, Inc.
1,890,000 4.125%,  7/1/2029
i,j
1,620,988
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
i
1,478,771
2,527,000 7.750%,  2/15/2029
i
2,460,965
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,989,000 5.750%,  4/15/2026
i
1,973,888
1,790,000 3.375%,  8/31/2027
i
1,656,234
1,717,000 6.250%,  1/15/2028
i
1,691,971
QVC, Inc.
450,000 4.375%,  9/1/2028
j
329,081
Raising Cane's Restaurants, LLC
943,000 9.375%,  5/1/2029
i
1,018,475
Real Hero Merger Sub 2, Inc.
1,396,000 6.250%,  2/1/2029
i,j
1,191,575
Royal Caribbean Cruises, Ltd.
3,333,000 4.250%,  7/1/2026
i
3,225,667
1,300,000 5.375%,  7/15/2027
i
1,280,008
793,000 9.250%,  1/15/2029
i
846,578
463,000 7.250%,  1/15/2030
i
479,397
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
i
569,293
SeaWorld Parks and
Entertainment, Inc.
1,852,000 5.250%,  8/15/2029
i
1,749,906
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
i
484,518
Sonic Automotive, Inc.
979,000 4.875%,  11/15/2031
i
861,993
Staples, Inc.
1,600,000 10.750%,  9/1/2029
i
1,520,523
355,847 12.750%,  1/15/2030
i
276,870
Station Casinos, LLC
800,000 4.500%,  2/15/2028
i
752,748
700,000 4.625%,  12/1/2031
i
623,912
Tenneco, Inc.
2,258,000 8.000%,  11/17/2028
i
2,055,559
Tripadvisor, Inc.
441,000 7.000%,  7/15/2025
i
442,245
Victoria's Secret & Company
1,814,000 4.625%,  7/15/2029
i
1,508,189
Viking Cruises, Ltd.
3,639,000 5.875%,  9/15/2027
i
3,601,352
Wabash National Corporation
2,573,000 4.500%,  10/15/2028
i
2,315,243
Walgreens Boots Alliance, Inc.
540,000 3.200%,  4/15/2030
j
452,043
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
i
1,031,360

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Consumer Cyclical (17.1%) - continued
Wyndham Hotels & Resorts, Inc.
$ 1,638,000 4.375%,  8/15/2028
i
$ 1,527,015
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
1,117,000 7.125%,  2/15/2031
i
1,158,244
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
i
1,073,371
Total 136,446,797
Consumer Non-Cyclical (10.5%)
1375209 B.C., Ltd.
1,164,000 9.000%,  1/30/2028
i,j
1,119,275
AdaptHealth, LLC
3,379,000 4.625%,  8/1/2029
i
2,927,923
Albertson's Companies, Inc.
3,250,000 5.875%,  2/15/2028
i
3,212,263
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,650,000 4.625%,  1/15/2027
i
1,593,765
1,911,000 3.500%,  3/15/2029
i
1,719,025
B&G Foods, Inc.
1,693,000 5.250%,  9/15/2027
j
1,568,475
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
i
483,210
Bausch Health Companies, Inc.
820,000 5.500%,  11/1/2025
i
763,855
2,297,000 4.875%,  6/1/2028
i
1,718,983
648,000 11.000%,  9/30/2028
i,j
576,720
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
i
1,288,158
Catalent Pharma Solutions, Inc.
947,000 3.125%,  2/15/2029
i
906,357
Central Garden & Pet Company
2,690,000 4.125%,  10/15/2030 2,397,403
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
i
268,276
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,501,000 4.625%,  11/15/2028
i
1,417,557
CHS/Community Health Systems,
Inc.
2,108,000 5.625%,  3/15/2027
i
1,962,984
455,000 6.000%,  1/15/2029
i
401,541
650,000 6.125%,  4/1/2030
i,j
454,845
888,000 5.250%,  5/15/2030
i
732,149
1,769,000 4.750%,  2/15/2031
i
1,390,842
1,121,000 10.875%,  1/15/2032
i
1,166,722
Concentra Escrow Issuer
Corporation
245,000 6.875%,  7/15/2032
f,i
248,224
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
i
2,798,056
1,533,000 6.625%,  7/15/2030
i
1,555,685
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
i
1,463,542
Embecta Corporation
1,200,000 5.000%,  2/15/2030
i,j
988,212
Principal
Amount Long-Term Fixed Income (89.7%) Value
Consumer Non-Cyclical (10.5%) - continued
Encompass Health Corporation
$ 4,500,000 4.500%,  2/1/2028 $ 4,280,600
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
i
2,499,493
Fortrea Holdings, Inc.
1,200,000 7.500%,  7/1/2030
i,j
1,192,304
Grifols SA
1,622,000 4.750%,  10/15/2028
i
1,399,745
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
i
992,810
Jazz Securities DAC
1,190,000 4.375%,  1/15/2029
i
1,104,747
Legacy LifePoint Health, LLC
921,000 4.375%,  2/15/2027
i
879,788
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
i
712,638
895,000 9.875%,  8/15/2030
i
954,449
650,000 11.000%,  10/15/2030
i
716,149
1,082,000 10.000%,  6/1/2032
i
1,106,251
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
i
1,599,905
ModivCare Escrow Issuer, Inc.
1,380,000 5.000%,  10/1/2029
i,j
972,475
ModivCare, Inc.
620,000 5.875%,  11/15/2025
i
629,108
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
i
1,798,537
1,322,000 5.250%,  10/1/2029
i
1,261,620
MPH Acquisition Holdings, LLC
565,000 5.500%,  9/1/2028
i
426,529
Newell Brands, Inc.
306,000 6.375%,  9/15/2027
j
301,761
796,000 6.625%,  9/15/2029 780,500
Organon & Company/Organon
Foreign Debt Co-Issuer BV
805,000 4.125%,  4/30/2028
i
747,600
1,257,000 5.125%,  4/30/2031
i
1,129,103
Owens & Minor, Inc.
2,074,000 6.625%,  4/1/2030
i,j
1,885,480
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,003,894
Post Holdings, Inc.
1,100,000 4.500%,  9/15/2031
i
985,981
Primo Water Holdings, Inc.
2,177,000 4.375%,  4/30/2029
i
2,005,594
Sigma Holdco BV
1,213,000 7.875%,  5/15/2026
i
1,197,837
Simmons Foods, Inc.
3,093,000 4.625%,  3/1/2029
i
2,719,861
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
i,j
163,803
Star Parent, Inc.
1,573,000 9.000%,  10/1/2030
i
1,651,487
Surgery Center Holdings, Inc.
950,000 7.250%,  4/15/2032
i,j
959,628
Tenet Healthcare Corporation
4,087,000 5.125%,  11/1/2027 3,999,676
1,900,000 6.750%,  5/15/2031
i
1,928,524

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Consumer Non-Cyclical (10.5%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 4,396,000 3.150%,  10/1/2026 $ 4,125,810
Total 83,237,734
Energy (12.8%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
i
2,060,853
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
i
1,317,209
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,571,000 8.250%,  12/31/2028
i
1,609,485
800,000 5.875%,  6/30/2029
i
781,814
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
i
1,274,830
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
i
1,304,558
Borr IHC, Ltd./Borr Finance, LLC
1,021,220 10.000%,  11/15/2028
i
1,067,174
451,762 10.375%,  11/15/2030
i
472,528
Buckeye Partners, LP
2,043,000 4.500%,  3/1/2028
i
1,919,206
California Resources Corporation
961,000 8.250%,  6/15/2029
i
981,033
Civitas Resources, Inc.
1,656,000 8.375%,  7/1/2028
i
1,735,205
548,000 8.625%,  11/1/2030
i
587,577
1,339,000 8.750%,  7/1/2031
i
1,434,002
CNX Resources Corporation
818,000 7.375%,  1/15/2031
i,j
836,336
Comstock Resources, Inc.
3,310,000 5.875%,  1/15/2030
i
3,080,021
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
i
2,914,872
Crescent Energy Finance, LLC
950,000 9.250%,  2/15/2028
i
1,003,706
1,844,000 7.625%,  4/1/2032
i
1,879,388
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
i
973,490
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
i
660,239
DT Midstream, Inc.
1,710,000 4.125%,  6/15/2029
i
1,579,777
610,000 4.375%,  6/15/2031
i
555,602
Enerflex, Ltd.
1,184,000 9.000%,  10/15/2027
i
1,198,884
Energy Transfer, LP
1,950,000 8.000%,  5/15/2054
b
2,039,683
EQM Midstream Partners, LP
4,179,000 4.750%,  1/15/2031
i
3,907,552
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,346,459
1,920,000 7.875%,  5/15/2032 1,938,299
Principal
Amount Long-Term Fixed Income (89.7%) Value
Energy (12.8%) - continued
Harvest Midstream I, LP
$ 2,307,000 7.500%,  9/1/2028
i
$ 2,343,910
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
i
1,473,245
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
i
2,200,477
1,065,000 6.000%,  2/1/2031
i
1,016,473
1,750,000 6.250%,  4/15/2032
i
1,682,938
Howard Midstream Energy
Partners, LLC
1,280,000 7.375%,  7/15/2032
i
1,299,910
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
i
1,807,482
Laredo Petroleum, Inc.
3,175,000 7.750%,  7/31/2029
i
3,200,152
MEG Energy Corporation
1,981,000 5.875%,  2/1/2029
i
1,926,953
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
*,g,h
158,950
Nabors Industries, Inc.
1,268,000 9.125%,  1/31/2030
i
1,313,566
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
i,j
1,209,931
New Fortress Energy, Inc.
584,000 6.750%,  9/15/2025
i
566,915
632,000 8.750%,  3/15/2029
i,j
576,932
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
i
639,876
942,000 8.375%,  2/15/2032
i
956,502
Noble Finance II, LLC
1,498,000 8.000%,  4/15/2030
i
1,558,994
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
i
1,597,010
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,246,673
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,223,618
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
i
1,221,419
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
i
1,299,640
Precision Drilling Corporation
1,805,000 6.875%,  1/15/2029
i
1,785,596
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
i
1,637,420
Rockcliff Energy II, LLC
1,703,000 5.500%,  10/15/2029
i
1,594,097
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
i
1,515,641
Saturn Oil & Gas, Inc.
960,000 9.625%,  6/15/2029
i
968,974
Southwestern Energy Company
1,037,000 4.750%,  2/1/2032 953,962
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,122,264
850,000 4.500%,  4/30/2030 786,275

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Energy (12.8%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 2,845,000 5.500%,  1/15/2028
i
$ 2,721,920
Talos Production, Inc.
472,000 9.000%,  2/1/2029
i
495,385
Teine Energy, Ltd.
1,602,000 6.875%,  4/15/2029
i
1,567,649
Transocean, Inc.
1,430,000 8.250%,  5/15/2029
i
1,433,545
1,430,000 8.500%,  5/15/2031
i
1,430,614
USA Compression Partners, LP/
USA Compression Finance
Corporation
800,000 6.875%,  9/1/2027 801,499
Valaris, Ltd.
1,539,000 8.375%,  4/30/2030
i
1,593,239
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
i
2,267,742
927,000 6.250%,  1/15/2030
i
940,809
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
i
1,108,514
1,060,000 9.500%,  2/1/2029
i
1,160,802
3,102,000 8.375%,  6/1/2031
i
3,217,491
Weatherford International, Ltd.
1,466,000 8.625%,  4/30/2030
i
1,519,123
Total 101,603,909
Financials (10.5%)
Acrisure, LLC/Acrisure Finance,
Inc.
1,160,000 6.000%,  8/1/2029
i
1,070,255
AerCap Holdings NV
2,820,000 5.875%,  10/10/2079
b
2,806,538
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
i
2,054,587
855,000 6.750%,  4/15/2028
i
856,357
390,000 7.000%,  1/15/2031
i
393,987
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 468,467
390,000 6.700%,  2/14/2033
j
387,727
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
i
631,718
1,872,000 4.875%,  6/30/2029
i
1,741,456
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
i
942,585
Bank of America Corporation
405,000 6.250%,  9/5/2024
b,k
403,320
405,000 4.300%,  1/28/2025
b,k
398,073
Barclays plc
1,199,000 6.125%,  12/15/2025
b,k
1,175,011
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,i,k
378,889
Burford Capital Global Finance,
LLC
1,832,000 9.250%,  7/1/2031
i
1,928,163
Castlelake Aviation Finance DAC
1,218,000 5.000%,  4/15/2027
i
1,175,387
Principal
Amount Long-Term Fixed Income (89.7%) Value
Financials (10.5%) - continued
Centene Corporation
$ 962,000 4.625%,  12/15/2029 $ 909,884
920,000 3.375%,  2/15/2030 816,605
Citigroup, Inc.
405,000
9.007%,  (TSFR3M +
3.685%), 8/15/2024
b,k
403,978
405,000 6.250%,  8/15/2026
b,k
404,717
Credit Acceptance Corporation
1,436,000 9.250%,  12/15/2028
i
1,517,723
Diversified Healthcare Trust
431,000 Zero Coupon,  1/15/2026
i
376,081
Drawbridge Special Opportunities
Fund, LP
3,389,000 3.875%,  2/15/2026
i
3,218,735
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
i
400,155
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
i
1,512,887
406,000 5.625%,  1/1/2030
i
384,524
Fortress Transportation and
Infrastructure Investors, LLC
1,839,000 7.000%,  5/1/2031
i
1,878,829
1,121,000 7.000%,  6/15/2032
i
1,136,858
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
i
799,293
Freedom Mortgage Holdings, LLC
1,429,000 9.250%,  2/1/2029
i
1,428,077
GGAM Finance, Ltd.
1,591,000 8.000%,  2/15/2027
i
1,643,380
791,000 8.000%,  6/15/2028
i
833,118
634,000 6.875%,  4/15/2029
i
645,095
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,320,000 3.750%,  12/15/2027
i
2,032,635
goeasy, Ltd.
1,257,000 9.250%,  12/1/2028
i
1,334,146
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
i
552,048
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
i
2,215,776
380,000 7.250%,  6/15/2030
i
389,550
624,000 7.375%,  1/31/2032
i
632,787
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,864,000 6.250%,  5/15/2026 1,849,283
2,629,000 5.250%,  5/15/2027 2,467,640
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,i
457,714
J.P. Morgan Chase & Company
406,000 4.600%,  2/1/2025
b,k
400,341
406,000 4.000%,  4/1/2025
b,k
394,658
406,000 3.650%,  6/1/2026
b,k
384,019
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
i,j
447,461
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
i
554,404
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
i
617,439

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Financials (10.5%) - continued
$ 1,571,000 9.500%,  2/15/2029
i
$ 1,619,426
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
788,000 4.250%,  2/1/2027
i
746,328
1,267,000 4.750%,  6/15/2029
i
1,170,399
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,i
235,997
Macquarie Airfinance Holdings,
Ltd.
1,940,000 6.400%,  3/26/2029
i
1,972,817
825,000 6.500%,  3/26/2031
i
848,359
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
i
767,893
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
i
1,416,560
MPT Operating Partnership, LP/
MPT Finance Corporation
960,000 5.250%,  8/1/2026
j
872,388
1,530,000 4.625%,  8/1/2029
j
1,110,494
Nationstar Mortgage Holdings,
Inc.
567,000 5.125%,  12/15/2030
i
519,934
NatWest Group plc
541,000 8.125%,  11/10/2033
b,k
546,597
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
501,000 4.500%,  9/30/2028
i
440,777
OneMain Finance Corporation
2,310,000 7.125%,  3/15/2026 2,347,313
1,678,000 3.500%,  1/15/2027 1,572,197
811,000 3.875%,  9/15/2028 727,161
1,298,000 4.000%,  9/15/2030 1,113,998
Park Intermediate Holdings, LLC
1,273,000 4.875%,  5/15/2029
i
1,193,713
PRA Group, Inc.
392,000 7.375%,  9/1/2025
i
392,452
1,598,000 8.375%,  2/1/2028
i
1,592,764
RHP Hotel Properties, LP/RHP
Finance Corporation
1,711,000 7.250%,  7/15/2028
i
1,769,304
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
i
601,480
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,812,000 3.875%,  3/1/2031
i
2,450,610
945,000 4.000%,  10/15/2033
i
796,341
Service Properties Trust
1,600,000 8.375%,  6/15/2029 1,572,810
865,000 8.625%,  11/15/2031
i
901,601
SLM Corporation
494,000 4.200%,  10/29/2025 480,517
Synchrony Financial
403,000 7.250%,  2/2/2033 400,708
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
i
1,876,369
Wells Fargo & Company
405,000 3.900%,  3/15/2026
b,k
387,555
World Acceptance Corporation
406,000 7.000%,  11/1/2026
i
386,989
Principal
Amount Long-Term Fixed Income (89.7%) Value
Financials (10.5%) - continued
XHR, LP
$ 419,000 6.375%,  8/15/2025
i
$ 418,544
840,000 4.875%,  6/1/2029
i
787,247
Total 83,890,002
Technology (6.6%)
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
i
2,110,243
Block, Inc.
1,623,000 6.500%,  5/15/2032
i
1,644,732
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
i
1,276,206
Clarivate Science Holdings
Corporation
541,000 3.875%,  7/1/2028
i
502,468
541,000 4.875%,  7/1/2029
i
502,082
Cloud Software Group, Inc.
3,023,000 6.500%,  3/31/2029
i
2,903,031
599,000 9.000%,  9/30/2029
i
581,162
CommScope, Inc.
1,330,000 7.125%,  7/1/2028
i
546,243
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
i
386,247
CoreLogic, Inc.
475,000 4.500%,  5/1/2028
i
431,014
Dye & Durham, Ltd.
1,190,000 8.625%,  4/15/2029
i
1,207,160
Entegris, Inc.
1,623,000 5.950%,  6/15/2030
i
1,606,873
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
i
1,047,711
Gen Digital, Inc.
61,000 6.750%,  9/30/2027
i
61,774
944,000 7.125%,  9/30/2030
i,j
967,359
II-VI, Inc.
902,000 5.000%,  12/15/2029
i,j
853,630
ION Trading Technologies SARL
1,445,000 9.500%,  5/30/2029
i
1,471,805
Iron Mountain, Inc.
3,815,000 5.250%,  3/15/2028
i
3,691,485
890,000 5.000%,  7/15/2028
i
852,597
1,560,000 5.250%,  7/15/2030
i
1,482,758
1,840,000 4.500%,  2/15/2031
i
1,660,925
McAfee Corporation
792,000 7.375%,  2/15/2030
i,j
731,692
MSCI, Inc.
1,052,000 3.250%,  8/15/2033
i
869,091
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
i
684,109
NCR Voyix Corporation
2,265,000 5.125%,  4/15/2029
i
2,133,078
Neptune Bidco US, Inc.
803,000 9.290%,  4/15/2029
i
770,699
Newfold Digital Holdings Group,
Inc.
475,000 11.750%,  10/15/2028
i
491,655
Open Text Corporation
2,284,000 3.875%,  12/1/2029
i
2,045,485
1,578,000 4.125%,  2/15/2030
i
1,423,048

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.7%) Value
Technology (6.6%) - continued
Pitney Bowes, Inc.
$ 396,000 6.875%,  3/15/2027
i,j
$ 374,047
PTC, Inc.
390,000 3.625%,  2/15/2025
i
385,190
1,445,000 4.000%,  2/15/2028
i
1,360,068
RingCentral, Inc.
1,570,000 8.500%,  8/15/2030
i
1,638,650
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
i
968,487
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,302,762
Sensata Technologies BV
956,000 4.000%,  4/15/2029
i
877,704
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
i
392,219
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,360,000 4.625%,  11/1/2026
i
1,316,832
SS&C Technologies, Inc.
2,253,000 5.500%,  9/30/2027
i
2,218,542
UKG, Inc.
1,571,000 6.875%,  2/1/2031
i
1,590,685
Unisys Corporation
1,690,000 6.875%,  11/1/2027
i
1,483,372
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
i
1,403,660
Xerox Holdings Corporation
167,000 5.000%,  8/15/2025
i
163,826
1,775,000 5.500%,  8/15/2028
i
1,528,894
Total 52,941,300
Transportation (1.6%)
American Airlines Group, Inc.
534,000 3.750%,  3/1/2025
i
525,509
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,069,333 5.500%,  4/20/2026
i
1,059,828
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
i
918,893
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
i
883,633
Hawaiian Brand Intellectual
Property, Ltd.
869,000 5.750%,  1/20/2026
i
826,819
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
i,j
1,583,411
RXO, Inc.
1,776,000 7.500%,  11/15/2027
i
1,820,400
Stena International SA
1,255,000 7.250%,  1/15/2031
i
1,282,837
United Airlines, Inc.
759,000 4.375%,  4/15/2026
i
733,200
811,000 4.625%,  4/15/2029
i
755,292
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
i,j
406,942
2,173,000 6.375%,  2/1/2030
i,j
1,707,439
Total 12,504,203
Principal
Amount Long-Term Fixed Income (89.7%) Value
Utilities (3.1%)
AES Corporation
$ 541,000 7.600%,  1/15/2055
b
$ 547,689
Calpine Corporation
1,290,000 4.500%,  2/15/2028
i
1,225,613
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
562,891
Edison International
1,345,000 5.000%,  12/15/2026
b,k
1,279,366
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
i
951,779
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
i
2,654,999
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
i
1,286,053
PG&E Corporation
2,069,000 5.000%,  7/1/2028 1,990,673
Sunnova Energy Corporation
541,000 5.875%,  9/1/2026
i,j
420,628
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
i
1,575,879
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
i
2,626,439
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
i
3,577,126
Vistra Corporation
3,265,000 7.000%,  12/15/2026
b,i,k
3,236,631
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
i
2,357,413
Total 24,293,179
Total Long-Term Fixed Income
(cost $738,695,365) 714,186,484
Shares
Collateral Held for Securities
Loaned ( 5.9% ) Value
47,427,355 Thrivent Cash Management Trust 47,427,355
Total Collateral Held for
Securities Loaned
(cost $47,427,355) 47,427,355
Shares
Registered Investment
Companies ( 2.6% ) Value
U.S. Unaffiliated  (2.6%)
414,169 iShares Broad USD High Yield
Corporate Bond ETF 15,026,051
62,589 SPDR Bloomberg High Yield Bond
ETF
j
5,900,265
Total 20,926,316
Total Registered Investment
Companies (cost $20,383,389) 20,926,316
Shares Common Stock ( 0.2% ) Value
Communications Services (0.2%)
85,655 Windstream Services, LLC
l
1,079,253
Total 1,079,253

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (0.2%) Value
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
$ 229,660
Total 229,660
Total Common Stock
(cost $844,873) 1,308,913
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,599,100 5.580% 25,990,998
Total Short-Term Investments
(cost $25,981,404) 25,990,998
Total Investments (cost
$858,619,871) 104.9% $835,143,812
Other Assets and Liabilities, Net
(4.9%) (38,750,842)
Total Net Assets 100.0% $796,392,970
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 28, 2024.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $608,219,774 or 76.4%
of total net assets.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 28, 2024 was $181,963 or 0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 28, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
Mesquite Energy, Inc., 2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 44,624,666
Common Stock 914,419
Total lending $45,539,085
Gross amount payable upon return of
collateral for securities loaned $47,427,355
Net amounts due to counterparty $1,888,270
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,129,541
Gross unrealized depreciation (39,532,483)
Net unrealized appreciation (depreciation) $ (28,402,942)
Cost for federal income tax purposes $ 863,546,754

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,200,574 – – 1,200,574
Capital Goods 1,588,454 – 1,588,454 –
Communications Services 5,850,958 – 5,850,958 –
Consumer Cyclical 1,616,548 – 1,616,548 –
Consumer Non-Cyclical 5,945,607 – 4,277,457 1,668,150
Energy 1,108,303 – 1,108,303 –
Financials 2,701,374 – 2,701,374 –
Technology 1,520,870 – 1,520,870 –
Transportation 3,771,058 – 3,771,058 –
Long-Term Fixed Income
Basic Materials 42,329,368 – 42,329,368 –
Capital Goods 86,879,451 – 86,879,451 –
Communications Services 90,060,541 – 90,060,541 –
Consumer Cyclical 136,446,797 – 136,446,797 –
Consumer Non-Cyclical 83,237,734 – 83,237,734 –
Energy 101,603,909 – 101,603,909 –
Financials 83,890,002 – 83,890,002 –
Technology 52,941,300 – 52,941,300 –
Transportation 12,504,203 – 12,504,203 –
Utilities 24,293,179 – 24,293,179 –
Registered Investment Companies
U.S. Unaffiliated 20,926,316 20,926,316 – –
Common Stock
Communications Services 1,079,253 – 1,079,253 –
Energy 229,660 229,660 – –
Subtotal Investments in Securities $761,725,459 $21,155,976 $737,700,759 $2,868,724
Other Investments  * Total
Affiliated Short-Term Investments 25,990,998
Collateral Held for Securities Loaned 47,427,355
Subtotal Other Investments $73,418,353
Total Investments at Value $835,143,812
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for High
Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,178,236)
Total Credit Contracts
(1,178,236)
Total ($1,178,236)

High Yield Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 786,304
Total Credit Contracts 786,304
Total $786,304
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($459,324)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $20,508 $122,543 $117,060 $25,991 2,599 3.3%
Total Affiliated Short-Term Investments 20,508 25,991 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 60,748 129,207 142,528 47,427 47,427 5.9
Total Collateral Held for Securities Loaned 60,748 47,427 5.9
Total Value $81,256 $73,418
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $519
Total Income/Non Cash Income from Affiliated
Investments $519
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 174
Total Affiliated Income from Securities Loaned, Net $174
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.9% ) Value
Asset-Backed Securities (<0.1%)
GMAC Mortgage Corporation
Loan Trust
$ 101,571
5.960%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 53,858
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
132,616
5.808%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A- FP
b,c
131,670
Total 185,528
Basic Materials (1.9%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c,d
236,328
Anglo American Capital plc
2,050,000 4.750%,  4/10/2027
c
2,012,103
Celanese US Holdings, LLC
2,800,000 6.550%,  11/15/2030 2,925,981
FMC Corporation
4,400,000 5.650%,  5/18/2033
d
4,331,784
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 306,552
Glencore Funding, LLC
1,275,000 5.893%,  4/4/2054
c
1,225,763
1,800,000 3.375%,  9/23/2051
c
1,166,981
2,700,000 2.500%,  9/1/2030
c
2,283,013
International Flavors & Fragrances,
Inc.
1,700,000 1.832%,  10/15/2027
c
1,517,808
3,650,000 2.300%,  11/1/2030
c
3,043,116
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034
c
1,697,332
Olin Corporation
320,000 5.125%,  9/15/2027 310,399
Smurfit Kappa Treasury, ULC
2,350,000 5.777%,  4/3/2054
c
2,336,822
1,800,000 5.438%,  4/3/2034
c
1,783,943
Total 25,177,925
Capital Goods (5.9%)
BAE Systems plc
625,000 5.500%,  3/26/2054
c
611,090
2,550,000 3.400%,  4/15/2030
c
2,309,475
1,600,000 1.900%,  2/15/2031
c
1,299,722
Boeing Company
1,750,000 5.805%,  5/1/2050 1,577,100
1,825,000 6.858%,  5/1/2054
c
1,872,764
4,150,000 5.930%,  5/1/2060 3,710,313
2,150,000 7.008%,  5/1/2064
c
2,201,320
900,000 6.528%,  5/1/2034
c
921,510
3,500,000 5.705%,  5/1/2040 3,226,877
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,332,479
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,835,750
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,774,681
Principal
Amount Long-Term Fixed Income (97.9%) Value
Capital Goods (5.9%) - continued
Howmet Aerospace, Inc.
$ 4,750,000 3.000%,  1/15/2029 $ 4,313,483
2,400,000 5.950%,  2/1/2037 2,469,866
Ingersoll Rand, Inc.
700,000 5.400%,  8/14/2028 706,524
1,000,000 5.700%,  8/14/2033 1,022,307
John Deere Capital Corporation
4,000,000 5.150%,  9/8/2033 4,009,701
2,700,000 5.100%,  4/11/2034 2,692,304
L3Harris Technologies, Inc.
2,250,000 5.400%,  1/15/2027 2,259,096
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,678,484
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,495,367
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028 2,884,239
2,800,000 6.300%,  2/15/2030 2,862,563
Republic Services, Inc.
5,100,000 4.875%,  4/1/2029 5,057,658
RTX Corporation
1,000,000 3.030%,  3/15/2052 637,578
1,150,000 6.400%,  3/15/2054 1,253,871
2,850,000 6.000%,  3/15/2031 2,968,702
1,150,000 6.100%,  3/15/2034 1,210,499
1,925,000 4.450%,  11/16/2038 1,699,770
Spirit AeroSystems , Inc.
3,750,000 4.600%,  6/15/2028
d
3,512,164
Teledyne Technologies, Inc.
2,250,000 2.250%,  4/1/2028 2,022,293
Textron, Inc.
2,060,000 3.650%,  3/15/2027 1,973,823
Waste Connections, Inc.
4,400,000 5.000%,  3/1/2034 4,300,863
Total 76,704,236
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
44,518
6.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
42,178
Total 42,178
Communications Services (7.8%)
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,715,029
2,350,000 1.875%,  10/15/2030 1,913,232
1,400,000 5.650%,  3/15/2033 1,408,876
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,589,251
1,981,000 4.300%,  2/15/2030 1,897,872
2,250,000 2.750%,  6/1/2031 1,926,661
4,487,000 2.550%,  12/1/2033 3,567,825
4,800,000 5.400%,  2/15/2034 4,800,049
1,700,000 4.500%,  3/9/2048 1,401,642
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,650,000 5.375%,  6/1/2029
c
3,320,640

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Communications Services (7.8%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 1,700,000 4.800%,  3/1/2050 $ 1,247,099
473,000 4.908%,  7/23/2025 468,405
1,000,000 6.150%,  11/10/2026 1,009,664
2,650,000 6.100%,  6/1/2029 2,658,667
2,200,000 6.550%,  6/1/2034 2,200,732
2,450,000 6.384%,  10/23/2035 2,388,749
2,500,000 3.500%,  6/1/2041 1,679,044
3,150,000 6.484%,  10/23/2045 2,877,148
Comcast Corporation
2,700,000 5.300%,  6/1/2034 2,706,735
2,650,000 4.600%,  10/15/2038 2,412,345
1,200,000 4.650%,  7/15/2042 1,074,768
Crown Castle, Inc.
2,200,000 3.800%,  2/15/2028 2,084,340
2,200,000 4.300%,  2/15/2029 2,101,448
Discovery Communications, LLC
1,100,000 4.900%,  3/11/2026 1,083,659
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 2,041,329
2,000,000 4.800%,  5/15/2030 2,002,859
2,250,000 4.950%,  5/15/2033 2,261,268
Netflix, Inc.
2,731,000 5.875%,  11/15/2028 2,813,800
1,800,000 6.375%,  5/15/2029 1,896,159
4,300,000 4.875%,  6/15/2030
c
4,232,385
Rogers Communications, Inc.
1,850,000 5.000%,  2/15/2029 1,827,198
1,100,000 5.300%,  2/15/2034 1,079,381
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 243,823
6,200,000 8.750%,  3/15/2032 7,457,436
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 3,003,953
2,150,000 4.850%,  1/15/2029 2,123,296
1,800,000 3.500%,  4/15/2031 1,617,149
1,800,000 3.000%,  2/15/2041 1,287,975
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054 1,223,652
1,600,000 4.000%,  3/22/2050 1,246,261
2,400,000 2.100%,  3/22/2028 2,158,394
1,591,000 1.680%,  10/30/2030 1,293,072
3,700,000 3.400%,  3/22/2041 2,829,359
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c,d
2,830,144
Vodafone Group plc
2,100,000 5.750%,  6/28/2054 2,033,726
Warnermedia Holdings, Inc.
2,300,000 5.141%,  3/15/2052 1,790,799
3,100,000 5.050%,  3/15/2042 2,521,567
Total 101,348,865
Consumer Cyclical (8.0%)
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,236,887
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,720,318
Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Cyclical (8.0%) - continued
$ 4,500,000 2.375%,  12/14/2028
c
$ 4,009,466
Expedia Group, Inc.
4,400,000 3.250%,  2/15/2030 3,966,079
Ford Motor Company
1,700,000 3.250%,  2/12/2032 1,404,937
Ford Motor Credit Company, LLC
2,100,000 5.850%,  5/17/2027 2,099,744
1,750,000 6.800%,  5/12/2028 1,802,908
2,300,000 7.350%,  3/6/2030 2,434,078
3,400,000 6.050%,  3/5/2031 3,403,788
General Motors Company
2,425,000 6.800%,  10/1/2027 2,517,369
General Motors Financial
Company, Inc.
3,550,000 5.750%,  2/8/2031 3,559,472
4,550,000 6.400%,  1/9/2033 4,722,227
1,650,000 6.100%,  1/7/2034 1,667,845
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,100,855
Harley-Davidson Financial
Services, Inc.
1,044,000 6.500%,  3/10/2028
c
1,066,689
2,150,000 5.950%,  6/11/2029
c
2,145,440
Home Depot, Inc.
750,000 4.850%,  6/25/2031 744,112
1,050,000 4.950%,  6/25/2034 1,039,055
2,180,000 4.250%,  4/1/2046 1,833,452
Hyatt Hotels Corporation
2,200,000 5.750%,  4/23/2030 2,237,335
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,436,888
5,600,000 6.200%,  9/21/2030
c
5,818,359
Kohl's Corporation
3,150,000 4.625%,  5/1/2031 2,635,061
Las Vegas Sands Corporation
1,050,000 6.000%,  8/15/2029 1,055,419
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,646,058
4,250,000 2.625%,  4/1/2031 3,625,727
Marriott International, Inc./MD
4,900,000 4.625%,  6/15/2030 4,755,438
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,824,523
Nissan Motor Acceptance
Company, LLC
1,700,000 7.050%,  9/15/2028
c
1,769,348
PACCAR Financial Corporation
1,500,000 4.600%,  1/31/2029 1,483,554
Starbucks Corporation
4,000,000 4.800%,  2/15/2033
d
3,900,143
Tapestry, Inc.
1,150,000 7.000%,  11/27/2026 1,181,893
Target Corporation
2,750,000 2.950%,  1/15/2052 1,771,050
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,127,490
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,396,737
VICI Properties, LP/VICI Note
Company, Inc.
640,000 4.500%,  9/1/2026
c
621,931

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Cyclical (8.0%) - continued
$ 180,000 4.250%,  12/1/2026
c
$ 173,590
3,000,000 5.750%,  2/1/2027
c
3,000,066
1,800,000 3.750%,  2/15/2027
c
1,709,616
180,000 4.625%,  12/1/2029
c
170,347
Volkswagen Group of America
Finance, LLC
4,000,000 6.450%,  11/16/2030
c
4,195,052
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 1,952,954
ZF North America Capital, Inc.
2,650,000 6.750%,  4/23/2030
c
2,698,869
2,650,000 6.875%,  4/23/2032
c
2,739,716
Total 104,401,885
Consumer Non-Cyclical (10.0%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,397,969
2,500,000 6.000%,  4/1/2039 2,714,295
AbbVie, Inc.
1,050,000 5.400%,  3/15/2054 1,038,260
1,050,000 5.050%,  3/15/2034 1,046,929
5,100,000 4.550%,  3/15/2035 4,837,648
3,100,000 4.300%,  5/14/2036 2,853,670
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 3,939,370
2,400,000 5.250%,  3/2/2033 2,393,006
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,210,000 4.700%,  2/1/2036 2,106,958
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030 2,554,801
586,000 4.600%,  4/15/2048 518,274
2,200,000 4.439%,  10/6/2048 1,882,604
AstraZeneca Finance, LLC
1,600,000 4.850%,  2/26/2029 1,596,795
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 1,902,588
3,000,000 1.375%,  8/6/2030 2,451,805
BAT Capital Corporation
3,500,000 2.259%,  3/25/2028 3,135,890
2,500,000 6.343%,  8/2/2030 2,606,319
1,150,000 5.834%,  2/20/2031 1,166,212
1,900,000 7.750%,  10/19/2032 2,136,522
Becton, Dickinson and Company
3,041,000 3.794%,  5/20/2050 2,301,065
1,550,000 5.081%,  6/7/2029 1,548,594
Bristol-Myers Squibb Company
1,150,000 6.250%,  11/15/2053 1,235,155
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,176,270
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 611,023
1,350,000 4.800%,  1/15/2029 1,329,968
2,700,000 4.900%,  5/1/2033 2,606,710
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,320,769
950,000 4.250%,  4/1/2050 722,712
1,900,000 5.125%,  2/21/2030 1,879,333
2,150,000 5.550%,  6/1/2031 2,151,890
Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Non-Cyclical (10.0%) - continued
$ 2,800,000 2.125%,  9/15/2031 $ 2,247,951
Eli Lilly & Company
3,300,000 5.100%,  2/9/2064 3,151,835
2,250,000 4.700%,  2/27/2033 2,211,195
HCA, Inc.
3,000,000 5.625%,  9/1/2028 3,026,760
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
c
2,592,703
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
3,000,000 4.375%,  2/2/2052 2,242,079
1,200,000 5.500%,  1/15/2030 1,181,713
1,600,000 3.625%,  1/15/2032 1,381,245
3,400,000 3.000%,  5/15/2032 2,798,959
Kenvue , Inc.
1,750,000 5.050%,  3/22/2053 1,650,682
1,600,000 5.000%,  3/22/2030 1,605,238
Kraft Heinz Foods Company
1,770,000 4.375%,  6/1/2046 1,439,502
Mattel, Inc.
1,500,000 3.375%,  4/1/2026
c
1,439,995
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 3,956,110
Nestle Holdings, Inc.
3,750,000 4.950%,  3/14/2030
c
3,768,555
2,900,000 4.850%,  3/14/2033
c
2,889,157
Pfizer Investment Enterprises,
Private Ltd.
2,325,000 5.300%,  5/19/2053 2,242,504
2,000,000 5.340%,  5/19/2063 1,887,815
1,167,000 4.750%,  5/19/2033 1,137,031
Philip Morris International, Inc.
4,500,000 5.500%,  9/7/2030 4,559,928
1,850,000 5.125%,  2/13/2031 1,830,371
2,935,000 5.750%,  11/17/2032 2,996,437
3,750,000 5.250%,  2/13/2034 3,679,003
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,438,836
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
c
2,322,209
1,550,000 4.985%,  3/8/2034
c
1,537,047
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,018,838
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,080,067
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,855,535
2,600,000 5.300%,  7/5/2034
e
2,581,279
Viterra Finance BV
2,750,000 5.250%,  4/21/2032
c
2,681,957
Total 130,595,940
Energy (7.0%)
BP Capital Markets America, Inc.
4,500,000 3.001%,  3/17/2052 2,889,005
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,f
1,643,573
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 613,953

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Energy (7.0%) - continued
Cheniere Energy Partners, LP
$ 6,310,000 4.500%,  10/1/2029 $ 6,011,172
2,000,000 4.000%,  3/1/2031 1,818,802
1,900,000 5.950%,  6/30/2033 1,926,494
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034
c
1,100,869
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 547,671
550,000 5.400%,  4/18/2034 544,526
Energy Transfer, LP
800,000 5.950%,  5/15/2054 779,015
1,100,000 8.000%,  5/15/2054
b
1,150,590
3,500,000 6.050%,  9/1/2054 3,451,363
1,500,000 6.500%,  11/15/2026
b,f
1,479,526
2,900,000 4.200%,  4/15/2027 2,812,456
2,900,000 3.750%,  5/15/2030 2,667,724
1,100,000 5.550%,  5/15/2034 1,088,649
Enterprise Products Operating,
LLC
1,350,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
b
1,343,079
EQM Midstream Partners, LP
1,050,000 7.500%,  6/1/2030
c
1,120,546
1,525,000 4.750%,  1/15/2031
c
1,425,943
Halliburton Company
2,800,000 4.850%,  11/15/2035 2,663,231
Hess Corporation
1,600,000 4.300%,  4/1/2027 1,560,059
MPLX, LP
2,500,000 4.800%,  2/15/2029 2,450,472
1,050,000 5.500%,  6/1/2034 1,034,045
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,172,604
Occidental Petroleum Corporation
3,500,000 6.625%,  9/1/2030 3,670,524
ONEOK, Inc.
900,000 5.650%,  11/1/2028 913,526
5,400,000 6.350%,  1/15/2031 5,655,022
Ovintiv , Inc.
1,600,000 5.650%,  5/15/2028 1,618,193
2,200,000 6.250%,  7/15/2033 2,267,718
Phillips 66 Company
2,750,000 4.950%,  12/1/2027 2,742,355
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,511,239
Plains All American Pipeline, LP/
PAA Finance Corporation
2,700,000 3.800%,  9/15/2030 2,466,321
Schlumberger Holdings
Corporation
2,250,000 3.900%,  5/17/2028
c
2,148,799
Southwestern Energy Company
4,300,000 5.375%,  3/15/2030 4,154,135
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,156,670
TotalEnergies Capital SA
4,000,000 5.488%,  4/5/2054 3,944,642
800,000 5.150%,  4/5/2034 800,291
TransCanada PipeLines , Ltd.
1,750,000 4.625%,  3/1/2034 1,640,178
Principal
Amount Long-Term Fixed Income (97.9%) Value
Energy (7.0%) - continued
Western Gas Partners, LP
$ 3,700,000 4.650%,  7/1/2026 $ 3,628,091
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,572,553
2,450,000 7.500%,  1/15/2031 2,706,845
2,000,000 4.850%,  3/1/2048 1,729,790
Total 91,622,259
Financials (36.0%)
AerCap Holdings NV
2,450,000 5.875%,  10/10/2079
b,d
2,438,304
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
1,900,000 6.500%,  7/15/2025 1,914,530
1,500,000 4.625%,  10/15/2027 1,461,510
2,800,000 3.875%,  1/23/2028 2,652,841
4,100,000 6.150%,  9/30/2030 4,238,713
1,900,000 3.400%,  10/29/2033 1,593,699
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,f
3,891,796
1,850,000 3.625%,  4/1/2027 1,745,133
2,000,000 3.000%,  2/1/2030 1,771,308
Aircastle , Ltd.
800,000 2.850%,  1/26/2028
c
723,823
Ally Financial, Inc.
2,640,000 5.750%,  11/20/2025 2,623,338
1,750,000 8.000%,  11/1/2031 1,931,279
American Express Company
2,300,000 6.489%,  10/30/2031
b
2,451,959
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,259,349
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c
1,695,758
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,592,972
Ares Capital Corporation
2,850,000 3.875%,  1/15/2026 2,751,760
1,800,000 2.875%,  6/15/2027 1,647,612
2,600,000 5.875%,  3/1/2029 2,562,561
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,621,806
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
b,c
2,131,056
Avolon Holdings Funding, Ltd.
4,400,000 4.375%,  5/1/2026
c
4,280,043
2,600,000 5.750%,  11/15/2029
c
2,584,147
Banco Santander SA
3,600,000 5.294%,  8/18/2027 3,576,169
1,800,000 4.379%,  4/12/2028 1,732,112
Bank of America Corporation
3,950,000 3.705%,  4/24/2028
b
3,783,358
1,750,000 5.202%,  4/25/2029
b
1,747,227
1,800,000 4.271%,  7/23/2029
b
1,734,324
4,000,000 5.819%,  9/15/2029
b
4,083,737
1,825,000 3.974%,  2/7/2030
b
1,728,318
2,720,000 3.194%,  7/23/2030
b
2,469,826
3,200,000 1.922%,  10/24/2031
b
2,617,950
3,500,000 2.572%,  10/20/2032
b
2,900,988
1,800,000 2.972%,  2/4/2033
b
1,523,295

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (36.0%) - continued
$ 3,800,000 4.571%,  4/27/2033
b
$ 3,583,635
1,600,000 5.468%,  1/23/2035
b
1,598,382
1,800,000 4.244%,  4/24/2038
b
1,590,122
Bank of Montreal
3,150,000 5.511%,  6/4/2031 3,183,351
Bank of New York Mellon
Corporation
2,175,000 5.802%,  10/25/2028
b
2,216,069
2,800,000 4.543%,  2/1/2029
b
2,744,966
Barclays plc
3,100,000 6.125%,  12/15/2025
b,f
3,037,976
2,800,000 5.829%,  5/9/2027
b
2,804,105
825,000 5.674%,  3/12/2028
b
826,258
1,150,000 9.625%,  12/15/2029
b,f
1,246,706
2,600,000 2.645%,  6/24/2031
b
2,209,403
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 3,857,864
950,000 4.250%,  1/15/2049 811,055
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,615,412
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,166,462
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,854,739
850,000 6.600%,  9/15/2029
c,d
838,481
Blue Owl Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,398,184
Blue Owl Technology Finance
Corporation II
2,100,000 6.750%,  4/4/2029
c
2,054,432
BNP Paribas SA
1,650,000 8.500%,  8/14/2028
b,c,d,f
1,689,956
BPCE SA
2,690,000 5.150%,  7/21/2024
c
2,687,511
1,750,000 6.612%,  10/19/2027
b,c
1,777,058
1,650,000 6.508%,  1/18/2035
b,c
1,651,776
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,338,345
Centene Corporation
160,000 4.250%,  12/15/2027 152,766
480,000 4.625%,  12/15/2029 453,996
3,605,000 3.375%,  2/15/2030 3,199,847
3,000,000 2.500%,  3/1/2031 2,462,042
2,200,000 2.625%,  8/1/2031 1,806,679
Charles Schwab Corporation
1,800,000 5.375%,  6/1/2025
b,f
1,779,795
2,300,000 6.196%,  11/17/2029
b
2,392,087
3,100,000 4.000%,  12/1/2030
b,f
2,647,443
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,939,720
2,000,000 3.668%,  7/24/2028
b
1,906,460
2,500,000 4.075%,  4/23/2029
b
2,396,673
2,400,000 7.125%,  8/15/2029
b,f
2,394,631
2,450,000 5.174%,  2/13/2030
b
2,435,728
2,750,000 2.520%,  11/3/2032
b
2,259,481
5,150,000 3.057%,  1/25/2033
b
4,374,455
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,595,001
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (36.0%) - continued
Comerica, Inc.
$ 1,600,000 5.625%,  7/1/2025
b,d,f
$ 1,563,808
COPT Defense Properties, LP
1,675,000 2.250%,  3/15/2026 1,581,409
Corebridge Financial, Inc.
1,050,000 3.650%,  4/5/2027 1,004,773
1,650,000 3.850%,  4/5/2029 1,546,443
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
c
1,684,547
2,050,000 5.200%,  6/24/2029
c
2,042,200
Credit Agricole SA
1,900,000 6.875%,  9/23/2024
b,c,f
1,892,960
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,g
269,500
2,500,000 7.250%,  N/A
*,g
275,000
1,950,000 7.500%,  N/A
*,g
214,500
Deutsche Bank AG/New York, NY
2,200,000 2.311%,  11/16/2027
b
2,031,190
Discover Bank
3,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,485,600
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,609,675
1,250,000 6.100%,  10/15/2052 1,310,192
2,000,000 4.750%,  2/15/2033 1,931,344
EPR Properties
1,976,000 4.950%,  4/15/2028 1,891,509
3,700,000 3.750%,  8/15/2029 3,298,955
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,015,093
2,600,000 5.900%,  1/15/2031 2,655,200
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055
c
2,559,751
First Horizon Bank
2,000,000 5.750%,  5/1/2030
d
1,906,472
First-Citizens Bank & Trust
Company
4,850,000 6.125%,  3/9/2028 4,954,765
FS KKR Capital Corporation
4,098,000 4.250%,  2/14/2025
c
4,049,644
2,750,000 6.875%,  8/15/2029 2,726,981
Glitnir HoldCo ehf ., Convertible
362 Zero Coupon,  12/31/2030
h,i
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 957,407
Goldman Sachs Group, Inc.
2,200,000 4.950%,  2/10/2025
b,f
2,169,821
2,350,000 3.691%,  6/5/2028
b
2,248,061
3,750,000 3.814%,  4/23/2029
b
3,558,131
4,600,000 4.223%,  5/1/2029
b
4,428,073
4,700,000 3.102%,  2/24/2033
b
4,014,094
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 981,011
2,100,000 4.200%,  4/15/2029 1,923,693
HSBC Holdings plc
3,470,000 4.041%,  3/13/2028
b
3,342,989
Huntington Bancshares, Inc./OH
3,500,000 5.709%,  2/2/2035
b
3,445,654
ING Groep NV
2,600,000 6.083%,  9/11/2027
b
2,628,856

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (36.0%) - continued
Intercontinental Exchange, Inc.
$ 1,200,000 4.950%,  6/15/2052 $ 1,089,447
1,350,000 4.350%,  6/15/2029 1,305,540
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 885,490
1,750,000 5.450%,  8/15/2030 1,753,082
1,500,000 2.000%,  8/15/2031 1,190,917
J.P. Morgan Chase & Company
1,750,000 6.070%,  10/22/2027
b
1,780,617
1,100,000 5.040%,  1/23/2028
b
1,094,047
2,700,000 6.875%,  6/1/2029
b,f
2,788,733
3,350,000 5.299%,  7/24/2029
b
3,361,242
2,300,000 6.087%,  10/23/2029
b
2,376,407
2,200,000 2.956%,  5/13/2031
b
1,928,122
1,200,000 2.580%,  4/22/2032
b
1,013,509
2,400,000 2.545%,  11/8/2032
b
1,998,444
3,300,000 4.586%,  4/26/2033
b
3,147,989
3,700,000 4.912%,  7/25/2033
b
3,593,577
2,500,000 5.717%,  9/14/2033
b
2,534,607
900,000 5.336%,  1/23/2035
b
894,620
Jackson National Life Global
Funding
1,375,000 5.550%,  7/2/2027
c,e
1,371,075
KeyBank NA/Cleveland, OH
2,225,000 4.150%,  8/8/2025
d
2,181,943
KeyCorp
2,900,000 2.250%,  4/6/2027 2,635,746
1,850,000 6.401%,  3/6/2035
b
1,875,600
Kilroy Realty, LP
2,050,000 4.250%,  8/15/2029 1,857,855
900,000 6.250%,  1/15/2036 854,125
Kimco Realty OP, LLC
1,750,000 6.400%,  3/1/2034 1,849,934
Lloyds Banking Group plc
910,000 4.650%,  3/24/2026 893,261
2,000,000 5.985%,  8/7/2027
b
2,011,838
2,000,000 5.462%,  1/5/2028
b
1,995,752
2,050,000 5.721%,  6/5/2030
b
2,066,658
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,f
1,835,900
Macquarie Airfinance Holdings,
Ltd.
375,000 6.500%,  3/26/2031
c
385,618
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,810,635
Met Tower Global Funding
2,150,000 5.250%,  4/12/2029
c
2,160,812
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
c
4,282,110
Mitsubishi UFJ Financial Group,
Inc.
2,750,000 5.133%,  7/20/2033
b
2,709,020
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,717,980
Morgan Stanley
1,760,000 4.350%,  9/8/2026 1,721,423
1,500,000 5.123%,  2/1/2029
b
1,494,070
1,300,000 5.449%,  7/20/2029
b
1,308,019
2,650,000 5.656%,  4/18/2030
b
2,694,882
3,350,000 3.622%,  4/1/2031
b
3,074,009
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (36.0%) - continued
$ 2,350,000 1.794%,  2/13/2032
b
$ 1,885,984
3,000,000 2.943%,  1/21/2033
b
2,549,758
1,050,000 4.889%,  7/20/2033
b
1,012,210
3,600,000 6.342%,  10/18/2033
b
3,821,363
1,400,000 6.627%,  11/1/2034
b
1,512,005
1,600,000 5.466%,  1/18/2035
b
1,595,825
2,100,000 5.297%,  4/20/2037
b
2,010,783
Morgan Stanley Bank NA
2,100,000 4.952%,  1/14/2028
b
2,084,186
Morgan Stanley Direct Lending
Fund
1,050,000 6.150%,  5/17/2029
c
1,027,161
Nationwide Building Society
2,800,000 6.557%,  10/18/2027
b,c
2,856,917
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,092,446
NatWest Group plc
1,000,000 3.754%,  11/1/2029
b
989,931
1,050,000 8.125%,  11/10/2033
b,f
1,060,862
3,600,000 3.032%,  11/28/2035
b
3,013,688
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
c
2,995,284
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,094,471
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,257,403
1,625,000 3.625%,  10/1/2029 1,450,736
PNC Financial Services Group,
Inc.
2,300,000 6.615%,  10/20/2027
b
2,355,869
3,500,000 6.250%,  3/15/2030
b,f
3,410,646
4,000,000 5.068%,  1/24/2034
b
3,866,189
2,100,000 6.875%,  10/20/2034
b
2,288,721
Prologis, LP
1,750,000 1.750%,  2/1/2031 1,419,178
Prudential Financial, Inc.
1,750,000 6.500%,  3/15/2054
b
1,766,595
2,250,000 3.700%,  10/1/2050
b
1,957,159
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,260,613
Realty Income Corporation
1,550,000 3.400%,  1/15/2030 1,411,487
3,225,000 3.200%,  2/15/2031 2,828,106
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,497,385
2,250,000 3.700%,  6/15/2030 2,072,425
1,250,000 5.250%,  1/15/2034 1,217,407
Regions Financial Corporation
1,900,000 5.722%,  6/6/2030
b
1,898,866
RGA Global Funding
4,500,000 6.000%,  11/21/2028
c
4,634,484
1,100,000 5.500%,  1/11/2031
c
1,098,387
Royal Bank of Canada
2,650,000 7.500%,  5/2/2084
b
2,732,979
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,029,233
Simon Property Group, LP
1,350,000 6.650%,  1/15/2054 1,482,114

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (36.0%) - continued
Societe Generale SA
$ 2,850,000 10.000%,  11/14/2028
b,c,f
$ 2,956,858
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
b,c
1,050,158
State Street Corporation
1,350,000 6.700%,  3/15/2029
b,f
1,358,047
Sumitomo Mitsui Financial Group,
Inc.
3,350,000 5.808%,  9/14/2033 3,472,834
Synchrony Financial
450,000 4.250%,  8/15/2024 448,916
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,409,805
1,762,000 5.125%,  12/15/2027
b,d,f
1,669,124
1,350,000 5.435%,  1/24/2030
b
1,346,484
U.S. Bancorp
2,150,000 5.727%,  10/21/2026
b
2,153,665
2,850,000 5.775%,  6/12/2029
b
2,893,152
1,100,000 5.384%,  1/23/2030
b
1,102,947
1,000,000 5.678%,  1/23/2035
b
1,003,835
UBS Group AG
2,850,000 4.875%,  2/12/2027
b,c,f
2,610,094
6,100,000 3.869%,  1/12/2029
b,c
5,757,845
250,000 3.091%,  5/14/2032
b,c
213,251
8,550,000 6.537%,  8/12/2033
b,c
8,972,268
1,650,000 9.250%,  11/13/2033
b,c,f
1,847,822
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,765,507
3,600,000 4.950%,  5/15/2062 3,203,216
1,240,000 4.750%,  7/15/2045 1,123,463
1,975,000 4.450%,  12/15/2048 1,693,295
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
3,052,312
2,100,000 5.707%,  4/22/2028
b
2,118,172
2,000,000 6.303%,  10/23/2029
b
2,075,426
2,850,000 5.198%,  1/23/2030
b
2,838,034
3,250,000 4.478%,  4/4/2031
b
3,111,533
3,300,000 4.897%,  7/25/2033
b
3,174,152
2,600,000 6.491%,  10/23/2034
b
2,771,747
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,862,660
3,150,000 2.963%,  11/16/2040
d
2,207,197
Willis North America, Inc.
2,600,000 4.650%,  6/15/2027 2,554,515
Total 469,522,799
Foreign Government (0.4%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
940,107
4,050,000 6.000%,  2/22/2033
c
3,917,139
Total 4,857,246
Mortgage-Backed Securities (0.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,351,358 5.500%,  7/1/2053 9,275,319
Total 9,275,319
Principal
Amount Long-Term Fixed Income (97.9%) Value
Technology (5.6%)
Apple, Inc.
$ 1,900,000 2.700%,  8/5/2051 $ 1,206,707
2,250,000 3.950%,  8/8/2052 1,827,791
1,420,000 3.750%,  9/12/2047 1,133,061
Broadcom, Inc.
2,332,000 3.469%,  4/15/2034
c
1,988,016
2,850,000 3.137%,  11/15/2035
c
2,282,245
4,550,000 3.187%,  11/15/2036
c
3,600,712
2,200,000 4.926%,  5/15/2037
c
2,069,130
Cisco Systems, Inc.
1,350,000 4.950%,  2/26/2031 1,348,863
1,600,000 5.050%,  2/26/2034 1,598,805
Dell International, LLC/EMC
Corporation
800,000 6.100%,  7/15/2027 820,369
464,000 8.350%,  7/15/2046 586,767
Equinix Europe 2 Financing
Corporation, LLC
3,300,000 5.500%,  6/15/2034 3,294,638
Equinix , Inc.
2,200,000 2.000%,  5/15/2028 1,948,232
Fiserv, Inc.
2,500,000 2.650%,  6/1/2030 2,174,817
3,500,000 5.600%,  3/2/2033 3,528,803
Foundry JV Holdco, LLC
1,500,000 6.150%,  1/25/2032
c
1,529,047
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,092,367
1,700,000 5.400%,  8/15/2032 1,665,671
Intel Corporation
1,650,000 4.875%,  2/10/2028 1,643,881
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,379,511
2,100,000 2.950%,  4/15/2031 1,811,368
Mastercard , Inc.
1,750,000 4.850%,  3/9/2033 1,742,098
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,091,188
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,259,078
NXP BV/NXP Funding, LLC
1,300,000 5.550%,  12/1/2028 1,317,277
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,323,765
1,150,000 4.300%,  6/18/2029 1,103,548
1,200,000 3.250%,  5/11/2041 875,334
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,122,308
3,600,000 3.950%,  3/25/2051 2,661,751
4,200,000 6.150%,  11/9/2029 4,392,815
3,300,000 6.250%,  11/9/2032 3,492,756
2,700,000 4.300%,  7/8/2034 2,458,908
2,650,000 4.000%,  7/15/2046 2,020,920
PayPal Holdings, Inc.
2,700,000 5.150%,  6/1/2034 2,666,792
Texas Instruments, Inc.
2,900,000 5.000%,  3/14/2053 2,720,544

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Technology (5.6%) - continued
VMware, LLC
$ 2,600,000 2.200%,  8/15/2031 $ 2,112,617
Total 72,892,500
Transportation (2.3%)
Air Canada
1,600,000 3.875%,  8/15/2026
c
1,521,907
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
1,480,000 5.500%,  4/20/2026
c
1,466,844
2,100,000 5.750%,  4/20/2029
c
2,043,024
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,786,404
2,200,000 4.050%,  6/15/2048 1,773,136
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,644,524
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
3,600,000 4.750%,  10/20/2028
c
3,506,068
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
2,474,620
FedEx Corporation
1,750,000 3.250%,  5/15/2041 1,284,283
Mileage Plus Holdings, LLC
2,700,000 6.500%,  6/20/2027
c
2,705,389
Norfolk Southern Corporation
5,250,000 4.450%,  3/1/2033 4,951,818
Southwest Airlines Company
2,125,000 2.625%,  2/10/2030 1,840,154
United Airlines Pass Through Trust
836,615 3.750%,  9/3/2026 807,278
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,195,735
300,000 4.625%,  4/15/2029
c
279,393
Total 30,280,577
U.S. Government & Agencies (4.4%)
U.S. Treasury Bonds
9,700,000 4.250%,  2/15/2054 9,236,219
8,250,000 4.625%,  5/15/2054 8,364,727
10,000,000 4.750%,  11/15/2053 10,337,500
2,000,000 3.875%,  2/15/2043 1,807,812
5,500,000 4.375%,  8/15/2043 5,308,789
U.S. Treasury Notes
9,750,000 4.000%,  1/31/2029 9,599,941
5,400,000 4.375%,  11/30/2030 5,404,430
4,730,000 3.500%,  2/15/2033 4,433,266
2,700,000 4.000%,  2/15/2034 2,620,688
Total 57,113,372
Utilities (7.9%)
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,316,072
American Electric Power
Company, Inc.
2,075,000 7.050%,  12/15/2054
b
2,065,868
1,750,000 5.625%,  3/1/2033 1,743,553
Principal
Amount Long-Term Fixed Income (97.9%) Value
Utilities (7.9%) - continued
American Water Capital
Corporation
$ 1,700,000 3.450%,  5/1/2050 $ 1,198,941
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,528,082
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,491,769
CenterPoint Energy Resources
Corporation
2,300,000 1.750%,  10/1/2030 1,876,024
CenterPoint Energy, Inc.
2,250,000 2.950%,  3/1/2030 1,991,638
2,150,000 2.650%,  6/1/2031 1,809,204
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,043,510
Consolidated Edison Company of
New York, Inc.
2,376,000 3.850%,  6/15/2046 1,821,250
2,750,000 4.125%,  5/15/2049 2,173,453
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,142,693
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,328,197
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,582,316
1,000,000 4.350%,  1/15/2027
b,f
938,313
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,132,407
1,550,000 5.850%,  6/1/2034 1,572,440
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,851,516
2,250,000 3.500%,  6/15/2051 1,521,279
4,000,000 5.000%,  8/15/2052 3,474,929
2,200,000 3.750%,  9/1/2046 1,601,234
Edison International
4,100,000 5.750%,  6/15/2027 4,135,940
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,471,870
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,905,608
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,383,700
FirstEnergy Corporation
3,480,000 4.150%,  7/15/2027 3,339,230
2,800,000 5.100%,  7/15/2047 2,409,511
FirstEnergy Transmission, LLC
3,300,000 2.866%,  9/15/2028
c
3,013,699
2,150,000 5.450%,  7/15/2044
c
2,014,187
Georgia Power Company
800,000 5.250%,  3/15/2034 797,475
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 972,915
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,334,744
Nevada Power Company
825,000 6.000%,  3/15/2054 838,256
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,061,755

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Utilities (7.9%) - continued
$ 2,400,000 5.749%,  9/1/2025 $ 2,405,201
NiSource, Inc.
1,050,000 5.200%,  7/1/2029 1,045,911
1,350,000 3.600%,  5/1/2030 1,238,848
1,170,000 4.375%,  5/15/2047 938,735
NRG Energy, Inc.
1,700,000 4.450%,  6/15/2029
c
1,605,202
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,349,139
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,771,119
4,300,000 4.550%,  7/1/2030 4,074,883
1,850,000 5.800%,  5/15/2034 1,838,245
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,313,610
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,459,053
Public Service Enterprise Group,
Inc.
3,750,000 5.200%,  4/1/2029 3,739,331
San Diego Gas & Electric
Company
2,200,000 4.150%,  5/15/2048 1,771,458
Sempra
2,700,000 3.250%,  6/15/2027 2,548,400
Southern Company
2,500,000 5.700%,  10/15/2032 2,549,856
1,700,000 4.000%,  1/15/2051
b
1,648,209
1,650,000 3.750%,  9/15/2051
b
1,549,352
Virginia Electric and Power
Company
2,200,000 5.000%,  1/15/2034 2,138,349
Vistra Operations Company, LLC
1,800,000 5.125%,  5/13/2025
c
1,789,154
Total 103,657,633
Total Long-Term Fixed Income
(cost $1,356,818,322) 1,277,678,262
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
20,691,693 Thrivent Cash Management Trust 20,691,693
Total Collateral Held for
Securities Loaned
(cost $20,691,693) 20,691,693
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC
j
5,368
Total 5,368
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $5,112) 5,368
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
300,000 5.225%, 7/10/2024
k,l
$ 299,476
700,000 5.250%, 7/17/2024
k,l
698,062
Thrivent Core Short-Term Reserve
Fund
288,067 5.580% 2,880,671
Total Short-Term Investments
(cost $3,878,354) 3,878,209
Total Investments (cost
$1,381,393,481) 99.8% $1,302,253,532
Other Assets and Liabilities, Net
0.2% 2,979,704
Total Net Assets 100.0% $1,305,233,236
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $225,774,598 or 17.3%
of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Principal amount is displayed in Euros.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of June 28, 2024 was $3,569,635 or 0.27% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 28, 2024.

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,450,000
Credit Suisse Group AG  7/9/2018 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 20,039,502
Total lending $20,039,502
Gross amount payable upon return of
collateral for securities loaned $20,691,693
Net amounts due to counterparty $652,191
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,422,387
Gross unrealized depreciation (94,297,947)
Net unrealized appreciation (depreciation) $ (82,875,560)
Cost for federal income tax purposes $ 1,385,450,420

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 185,528 – 185,528 –
Basic Materials 25,177,925 – 25,177,925 –
Capital Goods 76,704,236 – 76,704,236 –
Collateralized Mortgage Obligations 42,178 – 42,178 –
Communications Services 101,348,865 – 101,348,865 –
Consumer Cyclical 104,401,885 – 104,401,885 –
Consumer Non-Cyclical 130,595,940 – 130,595,940 –
Energy 91,622,259 – 91,622,259 –
Financials** 469,522,799 – 469,522,799 –
Foreign Government 4,857,246 – 4,857,246 –
Mortgage-Backed Securities 9,275,319 – 9,275,319 –
Technology 72,892,500 – 72,892,500 –
Transportation 30,280,577 – 30,280,577 –
U.S. Government & Agencies 57,113,372 – 57,113,372 –
Utilities 103,657,633 – 103,657,633 –
Common Stock
Communications Services 5,368 – 5,368 –
Financials** 0 – – 0
Short-Term Investments 997,538 – 997,538 –
Subtotal Investments in Securities $1,278,681,168 $– $1,278,681,168 $0
Other Investments  * Total
Affiliated Short-Term Investments 2,880,671
Collateral Held for Securities Loaned 20,691,693
Subtotal Other Investments $23,572,364
Total Investments at Value $1,302,253,532
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
** Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 321,328 321,328 – –
Total Asset Derivatives $321,328 $321,328 $– $–

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $997,538 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 54 September 2024 $ 6,314,775 $ 74,100
Ultra 10-Yr. U.S. Treasury Note 225 September 2024 25,297,303 247,228
Total Futures Long Contracts $ 31,612,078 $ 321,328
Total Futures Contracts $ 31,612,078 $321,328
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 321,328
Total Interest Rate Contracts 321,328
Total Asset Derivatives $321,328
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 864,732
Total Interest Rate Contracts
864,732
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,938,868)
Total Credit Contracts
(1,938,868)
Total ($1,074,136)

Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,617,321)
Total Interest Rate Contracts (2,617,321)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,293,918
Total Credit Contracts 1,293,918
Total ($1,323,403)
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $32,231,662
Credit Contracts
Credit Default Swaps - Buy Protection (755,849)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $32,285 $192,722 $222,126 $2,881 288 0.2%
Total Affiliated Short-Term Investments 32,285 2,881 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,192 65,111 70,611 20,692 20,692 1.6
Total Collateral Held for Securities Loaned 26,192 20,692 1.6
Total Value $58,477 $23,573
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $359
Total Income/Non Cash Income from Affiliated
Investments $359
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 83
Total Affiliated Income from Securities Loaned, Net $83
Total Value $– $– $ –

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.2% ) Value
Australia (5.9%)
36,943 ALS, Ltd. $ 344,067
29,701 Amotiv, Ltd. 207,118
14,471 Ampol, Ltd. 311,249
10,002 Ansell, Ltd. 176,488
237,222 APA Group 1,260,943
61,416 Arena REIT 158,102
102,259 Aristocrat Leisure, Ltd. 3,386,351
222,106 Australia and New Zealand
Banking Group, Ltd. 4,172,849
386,825 BHP Group, Ltd. 11,056,184
159,129 BlueScope Steel, Ltd. 2,160,113
77,864 Brambles, Ltd. 751,380
42,976 CAR Group, Ltd. 1,006,158
33,458 Charter Hall Retail REIT 72,216
89,945 Coles Group, Ltd. 1,018,949
51,798 Collins Foods, Ltd. 312,456
101,739 Commonwealth Bank of Australia 8,618,426
52,778 Computershare, Ltd. 923,076
40,414 CSL, Ltd. 7,925,053
20,687 Data#3, Ltd. 115,149
170,244 Deterra Royalties, Ltd. 451,742
44,364 Fortescue, Ltd. 631,584
9,977 Goodman Group 230,168
79,072 GrainCorp, Ltd. 466,222
50,280 Growthpoint Properties Australia,
Ltd. 72,556
18,011 Helia Group, Ltd. 46,320
4,206 HUB24, Ltd. 129,795
123,566 Incitec Pivot, Ltd. 238,361
84,835 Independence Group NL 317,560
148,352 Inghams Group, Ltd. 357,511
326,470 Insurance Australia Group, Ltd. 1,547,642
33,117 IRESS, Ltd.
a
176,712
49,595 JB Hi-Fi, Ltd. 2,015,130
5,300 Jumbo Interactive, Ltd. 60,874
779,608 Lottery Corporation, Ltd. 2,627,621
5,865 Macquarie Group, Ltd. 798,056
220,983 National Australia Bank, Ltd. 5,329,043
15,191 Nick Scali, Ltd. 139,761
138,190 Northern Star Resources, Ltd. 1,200,047
42,383 NRW Holdings, Ltd. 86,882
19,317 Orica, Ltd. 229,406
202,904 Origin Energy, Ltd. 1,467,999
386,582 Perseus Mining, Ltd. 606,992
16,243 PEXA Group, Ltd.
a
148,759
39,751 Premier Investments, Ltd. 822,226
7,399 Pro Medicus, Ltd. 702,699
104,367 QBE Insurance Group, Ltd. 1,204,770
62,542 Reliance Worldwide Corporation,
Ltd. 186,977
17,979 Rio Tinto, Ltd. 1,424,146
57,509 Stanmore Resources, Ltd. 135,110
46,131 Super Retail Group, Ltd. 425,057
68,176 Technology One, Ltd. 840,546
745,819 Telstra Corporation, Ltd. 1,800,566
51,574 Transurban Group 425,359
178,937 Ventia Services Group Pty, Ltd. 455,272
25,385 Viva Energy Group, Ltd.
b
53,099
118,320 Waypoint REIT, Ltd. 170,957
108,699 Wesfarmers, Ltd. 4,706,817
263,725 Westpac Banking Corporation 4,775,294
37,928 Whitehaven Coal, Ltd. 192,993
50,489 Woodside Energy Group, Ltd. 950,755
56,702 Woolworths, Ltd. 1,273,069
Shares Common Stock (95.2%) Value
Australia (5.9%) - continued
18,214 Worley, Ltd. $ 181,379
Total 84,080,161
Austria (<0.1%)
85,793 AMS AG
a
118,601
6,084 BAWAG Group AG
b
384,601
4,409 EVN AG 140,870
Total 644,072
Belgium (0.4%)
42,840 Anheuser-Busch InBev NV 2,487,109
7,691 Bekaert SA 321,539
29,345 Groupe Bruxelles Lambert SA 2,089,408
1,706 Melexis NV 146,326
6,505 Syensqo SA 580,624
801 Titan Cement International SA 25,082
Total 5,650,088
Bermuda (0.2%)
250,000 Cafe de Coral Holdings, Ltd. 257,762
63,000 Jardine Matheson Holdings, Ltd. 2,223,868
18,509 Odfjell Drilling, Ltd. 100,665
2,998 Stolt-Nielsen, Ltd. 141,799
34,500 Yue Yuen Industrial Holdings, Ltd. 66,465
Total 2,790,559
Brazil (0.5%)
26,700 B3 SA - Brasil Bolsa Balcao 48,862
8,300 Banco ABC Brasil SA 32,902
22,784 Banco Bradesco SA ADR 51,036
115,800 Banco do Brasil SA 551,646
11,900 Banco do Estado do Rio Grande
do Sul SA 24,289
14,700 BRF SA
a
59,535
58,676 Centrais Eletricas Brasileiras SA
ADR 377,287
1,612 Companhia Paranaense de Energia
- COPEL ADR 9,478
40,000 CPFL Energia SA 234,629
26,600 Cury Construtora e Incorporadora
SA 98,023
31,038 Gerdau SA ADR 102,425
6,200 Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 25,509
98,700 Iochpe-Maxion SA 208,697
136,778 Itau Unibanco Holding SA ADR 798,784
48,495 Itausa SA 84,843
23,045 Jalles Machado SA 28,074
45,100 JBS SA
a
260,914
16,200 Metalurgica Gerdau SA 30,922
147,578 Petroleo Brasileiro SA 1,004,515
28,779 Petroleo Brasileiro SA ADR 417,008
29,100 Randon SA Implementos e
Participacoes 57,366
60,300 Telefonica Brasil SA 491,992
145,200 TIM SA/Brazil 413,774
55,000 Usinas Siderurgicas de Minas
Gerais SA Usiminas 78,120
89,710 Vale SA ADR 1,002,061
Total 6,492,691

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Canada (8.4%)
44,699 Agnico Eagle Mines, Ltd. $ 2,923,626
299,021 Alimentation Couche-Tard, Inc. 16,779,973
43,793 ATCO, Ltd. 1,247,479
34,258 Bank of Montreal 2,875,513
60,297 Bank of Nova Scotia 2,758,222
63,011 Barrick Gold Corporation 1,051,066
43,176 Canadian Imperial Bank of
Commerce 2,052,994
142,982 Canadian National Railway
Company 16,895,925
200,210 Canadian Natural Resources, Ltd. 7,131,489
20,621 Canadian Pacific Kansas City, Ltd. 1,623,995
129,812 Canadian Utilities, Ltd. 2,803,951
14,576 Canadian Western Bank 462,196
2,818 Capital Power Corporation 80,314
6,110 Cogeco Communications, Inc. 230,412
2,363 Constellation Software, Inc./Canada 6,808,715
5,749 Franco-Nevada Corporation 681,371
75,780 Hydro One, Ltd. 2,207,399
27,408 Laurentian Bank of Canada 531,912
6,990 Loblaw Companies, Ltd. 810,872
196,767 Manulife Financial Corporation 5,239,737
58,648 Metro, Inc./CN 3,249,100
11,648 National Bank of Canada 923,888
89,465 Royal Bank of Canada 9,524,928
23,881 Russel Metals, Inc. 650,594
3,417 Shopify, Inc.
a
225,693
380,060 Suncor Energy, Inc. 14,487,869
9,833 TC Energy Corporation 372,749
12,069 Teck Resources, Ltd. 578,105
18,150 Thomson Reuters Corporation 3,059,516
28,834 Toromont Industries, Ltd. 2,553,023
122,899 Toronto-Dominion Bank 6,755,604
81,396 TransAlta Corporation 577,129
10,392 Wheaton Precious Metals
Corporation 544,749
Total 118,700,108
Cayman Islands (1.5%)
46,500 AAC Technologies Holdings, Inc. 181,939
226,000 Alibaba Group Holding, Ltd. 2,036,902
13,500 ASMPT, Ltd. 186,953
308,000 China Feihe, Ltd.
b
142,087
47,000 China Medical System Holdings,
Ltd. 39,851
374,000 China Mengniu Dairy Company,
Ltd. 669,316
238,500 China Resources Land, Ltd. 812,411
154,000 Consun Pharmaceutical Group,
Ltd. 109,550
102,000 Dongyue Group, Ltd. 110,815
409,000 Geely Automobile Holdings, Ltd.
c
459,879
50,500 Greentown China Holdings, Ltd. 39,638
12,183 JD.com, Inc. 158,224
20,580 JOYY, Inc. ADR 619,252
20,000 Kingboard Holdings, Ltd. 47,030
113,000 Li Ning Company, Ltd. 243,508
28,000 Longfor Group Holdings, Ltd.
b
38,253
63,352 Meituan
a,b
900,504
17,000 NetDragon Websoft Holdings, Ltd. 25,662
1,456 NetEase, Inc. ADR 139,164
13,372 PDD Holdings, Inc. ADR
a
1,777,807
9,400 Pop Mart International Group, Ltd.
b
45,846
34,971 Sea, Ltd. ADR
a
2,497,629
126,000 Seazen Group, Ltd.
a
21,906
Shares Common Stock (95.2%) Value
Cayman Islands (1.5%) - continued
1,130,500 Shui On Land, Ltd. $ 95,547
389,000 Sino Biopharmaceutical, Ltd. 133,044
78,000 Stella International Holdings, Ltd. 158,216
100,300 Sunny Optical Technology (Group)
Company, Ltd. 616,775
40,972 TAL Education Group ADR
a
437,171
131,124 Tencent Holdings, Ltd. 6,220,566
12,705 Trip.com Group, Ltd. ADR
a
597,135
124,000 VSTECS Holdings, Ltd. 70,357
54,500 WuXi Biologics (Cayman), Inc.
a,b
80,207
582,400 Xiaomi Corporation
a,b
1,224,325
19 ZEEKR Intelligent Technology
Holding, Ltd. ADR
a
350
166,000 Zhongsheng Group Holdings, Ltd. 242,489
Total 21,180,308
Chile (0.1%)
1,247 Banco de Chile ADR 28,219
4,271 Banco de Credito e Inversiones SA 120,181
73,456 Cencosud SA 138,552
880,936 Colbun SA 114,010
22,686 Embotelladora Andina SA 64,221
25,205 Empresas CMPC SA 47,408
10,289,811 Latam Airlines Group SA 140,398
61,241 S.A.C.I. Falabella
a
188,789
Total 841,778
China (0.9%)
2,379,500 Agricultural Bank of China, Ltd. 1,427,991
674,000 Aluminum Corporation of China,
Ltd., Class H 459,064
553,700 Bank of China, Ltd., Class A 351,909
1,229,000 Bank of China, Ltd., Class H 605,660
1,463,600 Bank of Communications
Company, Ltd. 1,503,958
60,700 Baoshan Iron & Steel Company,
Ltd. 55,490
2,212,900 BOE Technology Group Company,
Ltd. 1,244,378
1,536,000 CGN Power Company, Ltd.
b
675,286
103,200 China Construction Bank
Corporation, Class A 105,057
111,000 China Construction Bank
Corporation, Class H 82,054
2,000 China Tourism Group Duty Free
Corporation, Ltd.
b
12,221
140,300 China United Network
Communications, Ltd. 90,526
189,000 CMOC Group, Ltd. 172,475
519,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 906,739
953,000 CRRC Corporation, Ltd. 614,668
70,400 Foxconn Industrial Internet
Company, Ltd. 261,746
24,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
143,662
442,000 Great Wall Motor Company, Ltd.,
Class H 680,023
94,700 Gree Electric Appliances, Inc. of
Zhuhai 510,933
733,200 Greenland Holdings Corporation,
Ltd.
a
136,008
55,300 Guotai Junan Securities Company,
Ltd. 102,900

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
China (0.9%) - continued
89,100 HLA Group Corporation, Ltd. $ 113,115
449,500 Huaxia Bank Company, Ltd. 395,691
258,000 Jiangxi Copper Company, Ltd.,
Class H 513,537
20,000 Lenovo Group, Ltd. 28,068
86,300 Livzon Pharmaceutical Group, Inc. 441,624
672,000 People's Insurance Company
(Group) of China, Ltd.
a
230,256
167,200 Poly Developments and Holdings
Group Company, Ltd. 201,262
9,300 Shengyi Technology Company, Ltd. 26,832
483,400 Shenwan Hongyuan Group
Company, Ltd. 286,353
18,000 Shenzhou International Group
Holdings, Ltd. 175,831
145,000 Tong Ren Tang Technologies
Company, Ltd. 93,032
132,000 WuXi AppTec Company, Ltd., Class
H
b
493,625
118,000 ZTE Corporation
a
259,937
Total 13,401,911
Colombia (<0.1%)
2,269 Bancolombia SA 19,297
10,147 Bancolombia SA ADR 331,299
Total 350,596
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (<0.1%)
75 Philip Morris CR 48,992
Total 48,992
Denmark (2.8%)
21,869 ALK-Abello AS
a
477,782
45,531 Carlsberg AS 5,466,181
3,073 ChemoMetec AS 133,796
3,677 DFDS AS 103,897
4,875 H Lundbeck AS 23,473
2,865 Jyske Bank AS 228,237
184,627 Novo Nordisk AS 26,417,330
33,935 Pandora AS 5,107,659
2,324 Per Aarsleff Holding AS 127,438
395 Ringkjoebing Landbobank AS 66,074
1,451 Royal Unibrew AS 115,080
13,797 Scandinavian Tobacco Group AS
b
194,754
13,511 Sydbank AS 715,697
Total 39,177,398
Egypt (<0.1%)
34,851 Commercial International Bank
Egypt SAE GDR 51,789
Total 51,789
Finland (0.4%)
6,310 Cargotec Oyj 506,979
257,619 Fortum Oyj 3,771,423
15,787 Kemira Oyj 384,418
34,245 Kojamo Oyj
a
352,677
3,607 Konecranes Oyj 204,377
Shares Common Stock (95.2%) Value
Finland (0.4%) - continued
8,940 Puuilo Oyj $ 96,509
20,198 Tokmanni Group Corporation 283,245
Total 5,599,628
France (6.3%)
37,719 Air Liquide SA 6,509,827
49,987 BNP Paribas SA 3,196,775
127,687 Compagnie de Saint-Gobain SA 9,930,752
97,138 Compagnie Generale des
Etablissements Michelin SCA 3,754,493
98,122 Danone SA 6,009,954
190,569 Dassault Systemes SE 7,165,584
81,483 Eiffage SA 7,488,815
72,290 Engie SA 1,035,219
28,030 Groupe Eurotunnel SA 464,104
20,280 Ipsos SA 1,277,535
3,372 La Francaise des Jeux SAEM
b
114,851
112,272 Legrand SA 11,138,825
9,542 LVMH Moet Hennessy Louis Vuitton
SE 7,326,266
10,788 Publicis Groupe SA 1,145,891
30,489 Schneider Electric SE 7,309,609
151,428 Societe Generale SA 3,560,237
1,060 SOITEC
a
117,688
2,025 Sopra Steria Group 393,786
21,231 TotalEnergies SE 1,421,496
8,533 Valeo SE 91,246
2,803 Verallia SA
b
101,996
83,838 Vinci SA 8,836,897
3,853 Wendel SA 340,586
Total 88,732,432
Germany (4.8%)
5,815 Aixtron SE 114,090
61,474 Allianz SE 17,073,236
37,393 Bayerische Motoren Werke AG 3,537,058
113 CTS Eventim AG & Company
KGAA 9,407
4,057 Dermapharm Holding SE 156,597
30,162 Deutsche Boerse AG 6,165,012
23,953 DHL Group 972,658
1,739 Gerresheimer AG 186,878
19,228 Heidelberg Materials AG 1,987,679
1,225 Hugo Boss AG 55,080
140,334 Infineon Technologies AG 5,150,302
2,608 Jenoptik AG 75,341
3,658 LEG Immobilien SE 298,845
14,064 Merck KGaA 2,325,840
3,476 Muenchener Rueckversicherungs-
Gesellschaft AG 1,737,845
13,902 SAF-Holland SE 275,457
67,354 SAP SE 13,529,780
27,951 Scout24 SE
b
2,135,563
57,755 Siemens AG 10,749,679
3,158 Siltronic AG 245,590
1,693 Stabilus SE 77,577
2,900 Stroeer SE & Company KGaA 185,749
2,585 SUESS MicroTec SE 170,280
23,591 TAG Immobilien AG
a
344,814
6,979 TeamViewer SE
a,b
78,115
1,325 VIB Vermoegen AG
a
12,416
Total 67,650,888

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Greece (<0.1%)
28,697 Eurobank Ergasias Services and
Holdings SA $ 62,229
18,346 HELLENiQ ENERGY Holdings SA 153,086
Total 215,315
Hong Kong (1.2%)
38,000 Bank of East Asia, Ltd. 48,188
27,000 BYD Electronic International
Company, Ltd. 134,373
335,000 China Overseas Land &
Investment, Ltd. 579,875
147,000 CK Hutchison Holdings, Ltd. 701,201
198,000 CLP Holdings, Ltd. 1,601,447
573,440 CSPC Pharmaceutical Group, Ltd. 456,682
16,000 Hang Lung Group, Ltd. 17,398
206,000 Henderson Land Development
Company, Ltd. 552,322
196,800 Hong Kong Exchanges & Clearing,
Ltd. 6,298,221
18,000 Luk Fook Holdings International,
Ltd. 38,255
216,500 Sun Hung Kai Properties, Ltd. 1,875,874
46,000 Swire Pacific, Ltd. 406,116
314,500 Techtronic Industries Company,
Ltd. 3,585,266
372,000 United Laboratories International
Holdings, Ltd. 393,515
32,300 VTech Holdings, Ltd. 241,484
275,000 Weichai Power Company, Ltd.,
Class H 523,562
23,000 Yuexiu Property Company, Ltd. 15,004
Total 17,468,783
Hungary (0.1%)
52,481 MOL Hungarian Oil & Gas plc 409,536
9,648 OTP Bank Nyrt 478,566
355 Richter Gedeon Nyrt 9,222
Total 897,324
India (2.0%)
1,104 ABB India, Ltd. 112,360
1,847 Apar Industries, Ltd. 187,478
5,161 Avenue Supermarts, Ltd.
a,b
291,921
97,739 Axis Bank, Ltd. 1,481,217
14,825 Bajaj Auto, Ltd. 1,688,899
10,097 Bajaj Finserv, Ltd. 192,044
87,189 Bank of Baroda 287,371
45,928 Bharat Petroleum Corporation, Ltd. 167,097
45,162 Birlasoft, Ltd. 372,941
479 Bosch, Ltd. 195,694
3,431 Brigade Enterprises, Ltd. 55,385
26,655 Chambal Fertilisers and Chemicals,
Ltd. 161,806
70,183 Cipla, Ltd. 1,243,980
195,459 Coal India, Ltd. 1,107,390
1,582 CRISIL, Ltd. 80,596
6,864 Cummins India, Ltd. 325,934
4,548 Dixon Technologies India, Ltd. 652,270
4,365 Godrej Consumer Products, Ltd. 71,896
39,577 HCL Technologies, Ltd. 690,968
30,719 HDFC Asset Management
Company, Ltd.
b
1,469,808
29,973 Hero MotoCorp, Ltd. 2,001,658
95,581 Hindalco Industries, Ltd. 792,308
Shares Common Stock (95.2%) Value
India (2.0%) - continued
1,589 Hindustan Aeronautics, Ltd. $ 100,220
71,861 ICICI Bank, Ltd. ADR 2,070,315
4,628 Info Edge India, Ltd. 376,232
5,600 Infosys, Ltd. ADR 104,272
47,781 Jindal Saw, Ltd. 310,530
17,930 JK Tyre & Industries, Ltd. 92,106
1,440 KEI Industries, Ltd. 76,275
13,839 Kotak Mahindra Bank, Ltd. 298,363
17,833 KPIT Technologies, Ltd. 348,709
5,392 Larsen & Toubro, Ltd. 229,039
3,854 Maruti Suzuki India, Ltd. 555,680
17,689 NCC, Ltd./India 66,982
2,792 Netweb Technologies India, Ltd. 86,562
13,330 Nippon Life India Asset
Management, Ltd.
b
102,899
392,055 Oil & Natural Gas Corporation, Ltd. 1,286,561
7,877 PB Fintech, Ltd.
a
131,960
9,418 Persistent Systems, Ltd. 478,231
862 Phoenix Mills, Ltd. 37,027
8,752 Pidilite Industries, Ltd. 331,154
44,439 Power Finance Corporation, Ltd. 258,026
66,212 REC, Ltd. 416,472
24,455 Reliance Industries, Ltd. 916,735
179,934 State Bank of India 1,828,010
1,938 Tata Communications, Ltd.
a
43,036
43,105 Tata Consultancy Services, Ltd. 2,013,575
26,303 Tata Motors, Ltd. 311,664
14,655 Trent, Ltd. 961,654
4,977 UltraTech Cement, Ltd. 695,370
12,123 United Spirits, Ltd. 185,272
39,765 Welspun Living, Ltd. 73,144
Total 28,417,096
Indonesia (0.1%)
2,655,500 Bank Central Asia Tbk PT 1,606,819
219,700 Bank Mandiri Persero Tbk PT 82,193
Total 1,689,012
Ireland (0.1%)
10,430 CRH plc 772,904
Total 772,904
Israel (0.9%)
66,161 Amot Investments, Ltd. 266,496
1,724 Azrieli Group, Ltd. 100,725
6,742 Bank Hapoalim BM 59,543
153,301 Bank Leumi Le-Israel BM 1,249,647
1,405 Camtek, Ltd./Israel 175,481
37,449 Check Point Software Technologies,
Ltd.
a
6,179,085
1,643 First International Bank of Israel,
Ltd. 62,399
1,246 Hilan, Ltd. 64,308
2,380 Israel Corporation, Ltd. 529,532
317 Isras Holdings, Ltd.
a
24,078
5,646 Magic Software Enterprises, Ltd. 53,599
1,109 Monday.com, Ltd.
a
267,003
1,758 NICE, Ltd.
a
302,440
4,086 Nova, Ltd.
a
958,926
324,322 Oil Refineries, Ltd. 74,808
8,222 One Software Technologies, Ltd. 99,475

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Israel (0.9%) - continued
67,087 Plus500, Ltd. $ 1,928,674
Total 12,396,219
Italy (3.0%)
36,061 ACEA SPA 583,615
80,454 Anima Holding SPA
b
401,213
21,120 Arnoldo Mondadori Editore SPA 55,189
78,583 Azimut Holding SPA 1,852,055
2,393 Banca Generali SPA 96,058
17,128 Banca IFIS SPA 355,696
419,916 Banca Mediolanum SPA 4,627,378
24,505 Banca Popolare di Sondrio SPA 175,079
200,929 BPER Banca SPA 1,017,166
3,754 Brunello Cucinelli SPA 374,672
18,567 Buzzi SPA 747,655
1,529,553 Enel SPA 10,613,257
5,115 Eni SPA 78,539
1,748,927 Intesa Sanpaolo SPA 6,499,739
70,070 Iren SPA
a
145,812
765,904 Italgas SPA 3,782,303
3,154 Moncler SPA 193,479
108,268 OVS SPA
b
287,447
64,131 Pirelli & C. SPA
b
381,094
204,287 Recordati SPA 10,632,694
604 Reply SPA 89,059
Total 42,989,199
Japan (18.5%)
96,200 Advantest Corporation 3,898,597
8,700 Ain Holdings, Inc. 324,372
800 Aisin Corporation 26,135
7,600 Amada Company, Ltd. 84,501
3,200 Amvis Holdings, Inc. 45,680
18,800 Aozora Bank, Ltd. 307,978
29,600 Arcs Company, Ltd. 536,357
10,400 Artience Company, Ltd. 217,984
2,800 Asics Corporation 43,171
173,400 Astellas Pharma, Inc. 1,710,720
4,000 BIPROGY, Inc. 111,103
4,800 BML, Inc. 86,089
300 C. Uyemura & Company, Ltd. 20,838
144,700 Canon, Inc.
e
3,925,372
26,900 Capcom Company, Ltd. 508,864
11,500 Central Glass Company, Ltd. 269,007
3,800 Chiba Bank, Ltd. 34,060
8,300 Chudenko Corporation 166,567
17,900 Chugin Financial Group, Inc. 189,218
10,700 Chugoku Electric Power Company,
Inc. 70,124
6,500 Chugoku Marine Paints, Ltd. 82,444
36,200 COMSYS Holdings Corporation 698,809
170 CRE Logistics REIT, Inc. 151,648
500 Daihen Corporation 25,986
35,100 Daiichi Sankyo Company, Ltd. 1,219,856
8,300 Daikin Industries, Ltd. 1,155,490
7,600 Daito Trust Construction Company,
Ltd. 786,687
38,600 Daiwa House Industry Company,
Ltd. 982,751
155 Daiwa House REIT Investment
Corporation 237,326
488,700 Daiwa Securities Group, Inc. 3,751,900
7,800 DISCO Corporation 2,971,017
Shares Common Stock (95.2%) Value
Japan (18.5%) - continued
29,700 Doutor Nichires Holdings
Company, Ltd. $ 413,580
14,300 DTS Corporation 375,402
7,800 Elan Corporation 43,303
911,900 Eneos Holdings, Inc. 4,699,433
2,400 Fast Retailing Company, Ltd. 607,059
4,900 Ferrotec Holdings Corporation 84,632
11,700 Fuji Media Holdings, Inc. 134,042
8,800 Fuji Soft, Inc. 397,509
175,200 FUJIFILM Holdings NPV 4,109,614
87,200 Fujitsu, Ltd. 1,367,600
1,400 Future Corporation 13,348
2,800 Fuyo General Lease Company, Ltd. 214,434
11,400 Glory, Ltd. 199,074
1,600 Godo Steel, Ltd. 51,227
7,800 Gree, Inc. 25,941
5,200 Hanwa Company, Ltd. 199,666
30,400 Haseko Corporation 336,672
60,800 Heiwa Corporation 783,249
35,600 Hino Motors, Ltd.
a
92,861
13,800 HIS Company, Ltd.
a
139,356
187,500 Hitachi, Ltd. 4,221,811
557,800 Honda Motor Company, Ltd. 5,996,346
49,400 Hoya Corporation 5,776,804
55,400 Hulic Company, Ltd. 492,412
17,800 Hyakugo Bank, Ltd. 76,971
8,100 Iida Group Holdings Company, Ltd. 107,019
91,900 Inaba Denki Sangyo Company, Ltd. 2,249,882
332 Industrial & Infrastructure Fund
Investment Corporation 261,519
41,000 INFRONEER Holdings, Inc. 333,658
1,300 Internet Initiative Japan, Inc. 19,258
38,200 ITOCHU Corporation 1,877,843
700 Itochu-Shokuhin Company, Ltd. 30,706
3,600 Iwatani Corporation 209,708
6,200 JAC Recruitment Company, Ltd. 25,405
6,800 JAFCO Group Company, Ltd. 80,429
5,000 Japan Elevator Service Holdings
Company, Ltd. 80,613
211 Japan Metropolitan Fund
Investment Corporation 118,717
527,200 Japan Post Holdings Company,
Ltd. 5,240,225
4,400 Japan Post Insurance Company,
Ltd. 85,572
6,600 JEOL, Ltd. 299,723
16,300 JGC Corporation 128,137
3,200 J-Oil Mills, Inc. 39,720
4,500 Juroku Financial Group, Inc. 134,149
5,600 JVCKENWOOD Corporation 32,443
19,000 Kajima Corporation 329,574
7,500 Kakaku.com, Inc. 98,416
21,500 Kamigumi Company, Ltd. 444,182
1,700 Kasumigaseki Capital Company,
Ltd. 146,120
266,400 KDDI Corporation 7,057,338
114 KDX Realty Investment Corporation 110,816
1,200 KeePer Technical Laboratory
Company, Ltd. 30,587
26,600 Keiyo Bank, Ltd. 145,908
9,000 Keyence Corporation 3,939,104
7,800 Kokuyo Company, Ltd. 131,035
71,000 Komatsu, Ltd. 2,073,878
5,600 KOMEDA Holdings Company, Ltd. 94,699
23,200 Kubota Corporation 326,029

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Japan (18.5%) - continued
16,500 Kumagai Gumi Company, Ltd. $ 378,673
1,600 Kuraray Company, Ltd. 18,512
1,100 Kurita Water Industries, Ltd. 46,741
233,300 Kyocera Corporation 2,690,841
93,100 Kyoei Steel, Ltd. 1,217,067
4,000 Kyushu Financial Group, Inc. 23,602
11,400 Lasertec Corporation 2,559,076
23,500 LIXIL Corporation 247,686
4,100 M&A Research Institute Holdings,
Inc.
a
102,416
18,000 Mandom Corporation 135,475
2,900 Maruichi Steel Tube, Ltd. 67,400
100 Maruwa Company, Ltd./Aichi 23,942
16,500 Mazda Motor Corporation 159,077
1,900 McDonald's Holdings Company
(Japan), Ltd. 74,984
11,000 Mebuki Financial Group, Inc. 43,136
36,100 Medipal Holdings Corporation 550,356
6,300 MegaChips Corporation 160,181
44,400 MEITEC Group Holdings, Inc. 900,024
11,400 Menicon Company, Ltd. 93,835
700 Micronics Japan Company, Ltd. 29,181
209,600 Mitsubishi Chemical Group
Corporation 1,167,847
335,000 Mitsubishi Corporation 6,585,394
17 Mitsubishi Estate Logistics REIT
Investment Corporation 40,312
344,800 Mitsubishi HC Capital, Inc. 2,281,366
2,400 Mitsubishi Logistics Corporation 78,977
2,000 Mitsubishi Materials Corporation 36,737
12,200 Mitsubishi Shokuhin Company, Ltd. 415,257
725,000 Mitsubishi UFJ Financial Group,
Inc. 7,824,220
85,400 Mitsui & Company, Ltd. 1,947,685
12,100 Mixi, Inc. 228,630
328,700 Mizuho Financial Group, Inc. 6,918,278
4,500 MOS Food Services, Inc. 101,316
203,300 MS and AD Insurance Group
Holdings, Inc. 4,538,879
130,200 Murata Manufacturing Company,
Ltd. 2,696,231
5,100 Nanto Bank, Ltd. 113,558
12,600 NEC Corporation 1,038,953
17,400 NEC Networks & System Integration
Corporation 266,303
14,800 Net One Systems Company, Ltd. 271,182
3,200 Nextage Company, Ltd. 47,733
1,700 Nifco, Inc./Japan 40,758
10,400 Nikkon Holdings Company, Ltd. 235,894
37,300 Nikon Corporation 378,533
87,100 Nintendo Company, Ltd. 4,651,278
16,700 Nippon Electric Glass Company,
Ltd. 381,292
1,800 Nippon Express Holdings, Inc. 83,305
8,055,600 Nippon Telegraph and Telephone
Corporation 7,617,404
6,700 Nippon Television Holdings, Inc. 97,313
30,400 Nipro Corporation 239,015
19,800 Nishimatsu Construction Company,
Ltd. 555,942
7,900 Nisshin Oillio Group, Ltd. 238,325
43,700 Nitto Kogyo Corporation 952,777
13,300 NOK Corporation 177,264
271,600 Nomura Holdings, Inc. 1,568,852
39,200 Nomura Real Estate Holdings, Inc. 986,797
Shares Common Stock (95.2%) Value
Japan (18.5%) - continued
22,200 Nomura Research Institute, Ltd. $ 627,455
3,200 Noritsu Koki Company, Ltd. 88,804
37,000 NSD Company, Ltd. 710,737
6,100 NSK, Ltd. 29,758
69,900 NTN Corporation 139,429
44,800 NTT Data Group Corporation 661,832
9,100 Obayashi Corporation 108,749
3,800 OBIC Business Consultants
Company, Ltd. 160,123
2,300 Ogaki Kyoritsu Bank, Ltd. 32,873
8,500 Ohsho Food Service Corporation 456,773
10,900 Okamura Corporation 152,847
1,700 Okinawa Cellular Telephone
Company 41,532
16,700 Okinawa Electric Power Company,
Inc. 115,835
6,000 Okumura Corporation 187,656
22,000 Ono Pharmaceutical Company, Ltd. 300,593
72,500 Oriental Land Company, Ltd. 2,025,949
189,600 ORIX Corporation 4,202,272
39,600 Otsuka Corporation 763,810
24,400 Otsuka Holdings Company, Ltd. 1,030,821
71,300 Persol Holdings Company, Ltd. 98,796
10,600 Plus Alpha Consulting Company,
Ltd. 125,087
9,500 Raito Kogyo Company, Ltd. 124,063
2,700 RAIZNEXT Corporation 31,165
10,100 Rakus Company, Ltd. 131,047
73,584 Recruit Holdings Company, Ltd. 3,959,347
217,800 Renesas Electronics Corporation 4,130,500
8,800 Resona Holdings, Inc. 58,539
4,900 Resorttrust, Inc. 72,792
1,500 Restar Corporation 29,879
3,100 Retail Partners Company, Ltd. 33,678
8,100 Rohm Company, Ltd. 108,278
4,300 Rorze Corporation 849,595
37,600 Sankyo Company, Ltd. 408,852
16,000 Sankyu, Inc. 548,067
14,600 Santen Pharmaceutical Company,
Ltd. 149,365
15,700 Sanyo Chemical Industries, Ltd. 389,043
3,700 Sato Holdings Corporation 49,784
2,800 SBI Holdings, Inc. 71,065
5,100 SBI Sumishin Net Bank, Ltd. 96,904
24,600 SCREEN Holdings Company, Ltd. 2,230,208
72,600 Secom Company, Ltd. 4,299,663
8,700 Sega Sammy Holdings, Inc. 129,259
36,100 Seino Holdings Company, Ltd. 488,773
32,200 Sekisui Chemical Company, Ltd. 447,020
266,400 Sekisui House, Ltd. 5,920,792
314,000 Seven & I Holdings Company, Ltd. 3,837,134
1,900 SHIFT, Inc.
a
172,319
137,900 Shin-Etsu Chemical Company, Ltd. 5,361,778
13,500 ShinMaywa Industries, Ltd. 119,583
14,600 Ship Healthcare Holdings, Inc. 216,394
10,700 Siix Corporation 85,702
50,900 SKY Perfect JSAT Holdings, Inc. 275,823
4,900 SMC Corporation 2,334,639
2,800 Socionext, Inc. 66,622
33,700 SoftBank Group Corporation 2,167,626
41,000 Sohgo Security Services Company,
Ltd. 239,609
20,900 Sojitz Corporation 510,530
97,500 Sompo Holdings, Inc. 2,088,811
58,100 Sony Group Corporation 4,951,350

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Japan (18.5%) - continued
480 Star Asia Investment Corporation $ 178,321
5,200 Starts Corporation, Inc. 110,079
900 Strike Company, Ltd. 25,834
55,500 Sumitomo Corporation 1,394,268
51,400 Sumitomo Dainippon Pharma
Company, Ltd.
a
129,555
50,200 Sumitomo Mitsui Financial Group,
Inc. 3,369,672
107,900 Sumitomo Mitsui Trust Holdings,
Inc. 2,479,671
5,700 Sumitomo Realty & Development
Company, Ltd. 168,195
3,500 Sumitomo Rubber Industries, Ltd. 35,115
900 Suzuken Company, Ltd./Aichi
Japan 27,443
142,400 Systena Corporation 278,521
9,600 Taiheiyo Cement Corporation 241,522
35,100 Taiyo Holdings Company, Ltd. 745,604
14,000 Takamatsu Construction Group
Company, Ltd. 270,229
9,000 Takara Standard Company, Ltd. 97,344
1,700 Takasago Thermal Engineering
Company, Ltd. 60,579
2,500 Takashimaya Company, Ltd. 42,222
310,900 Takeda Pharmaceutical Company,
Ltd. 8,064,201
58,700 Terumo Corporation 973,551
2,400 T-Gaia Corporation 45,715
4,200 THK Company, Ltd. 75,336
26,800 TIS, Inc. 520,671
79,900 Toagosei Company, Ltd. 754,383
28,000 Toho Holdings Company, Ltd. 734,386
52,700 Tohoku Electric Power Company,
Inc. 476,367
5,200 Tokai Corporation/Gifu 74,755
45,700 Tokio Marine Holdings, Inc. 1,717,363
37,800 Tokyo Electron, Ltd. 8,274,436
4,000 Tokyo Seimitsu Company, Ltd. 306,893
4,900 Tokyotokeiba Company, Ltd. 123,581
13,600 Tokyu Construction Company, Ltd. 65,179
42,300 Tokyu Fudosan Holdings
Corporation 283,940
213,700 TOPPAN Holdings, Inc. 5,928,140
1,400 Torii Pharmaceutical Company, Ltd. 32,028
12,800 Totetsu Kogyo Company, Ltd. 254,803
2,900 Toyo Suisan Kaisha, Ltd. 172,731
588,000 Toyota Motor Corporation 12,064,276
10,800 Transcosmos, Inc. 233,627
7,000 TRE Holdings Corporation 56,625
38,200 Tsubakimoto Chain Company 1,483,774
400 Tsuruha Holdings, Inc. 22,738
140,600 TV Asahi Holdings Corporation 1,872,344
20,900 UBE Corporation 368,407
500 ULVAC, Inc. 32,868
4,600 U-Next Holdings Company, Ltd. 129,217
19,400 USS Company, Ltd. 163,364
5,700 UT Group Company, Ltd. 116,304
7,600 Valor Holdings Company, Ltd. 116,573
12,200 ValueCommerce Company, Ltd. 89,173
2,700 WDB Holdings Company, Ltd. 31,523
228,700 Yamada Holdings Company, Ltd. 615,198
1,600 Yokogawa Bridge Holdings
Corporation 26,977
20,800 Yuasa Trading Company, Ltd. 735,605
Shares Common Stock (95.2%) Value
Japan (18.5%) - continued
1,900 Zeria Pharmaceutical Company,
Ltd. $ 24,992
17,100 ZOZO, Inc. 427,527
Total 262,492,295
Jersey (0.6%)
80,340 Experian plc 3,732,322
425,235 Glencore plc 2,419,694
635,884 Man Group plc 1,942,914
171,869 TP ICAP Group plc 434,083
Total 8,529,013
Kuwait (<0.1%)
22,654 HumanSoft Holding Company
KSCC 198,555
51,056 Kuwait Finance House KSCP 118,504
61,748 Mobile Telecommunications
Company KSCP 89,668
79,677 National Bank of Kuwait KSC 224,027
33,732 National Industries Group Holding 23,614
Total 654,368
Luxembourg (<0.1%)
918 ArcelorMittal SA 21,030
72,103 B&M European Value Retail SA 397,213
15,634 Grand City Properties SA
a
181,434
1,373 Tenaris SA ADR 41,904
Total 641,581
Malaysia (0.1%)
78,600 Hong Leong Bank Bhd 319,619
6,900 Petronas Dagangan Bhd 25,509
79,200 QL Resources Bhd 109,352
100,511 Sports Toto Bhd 33,024
24,200 Ta Ann Holdings Bhd 19,545
700,600 YTL Corporation Bhd 510,955
Total 1,018,004
Mexico (0.1%)
2,396 America Movil SAB de CV ADR 40,732
34,371 Cemex SAB de CV ADR 219,631
6,952 Coca-Cola FEMSA SAB de CV ADR 596,760
997 Fomento Economico Mexicano SAB
de CV ADR 107,327
24,833 Grupo Financiero Banorte SAB de
CV ADR 193,262
51,100 Grupo Mexico SAB de CV 275,708
78,200 Megacable Holdings SAB de CV 197,348
16,600 Wal-Mart de Mexico SAB de CV 56,700
Total 1,687,468
Netherlands (4.9%)
6,536 ASM International NV 4,995,962
32,904 ASML Holding NV 33,534,664
13,158 Cementir Holding NV 131,349
2,257 Ferrari NV 921,063
365,040 Koninklijke Ahold Delhaize NV 10,742,072
30,466 Koninklijke Vopak NV 1,265,745
515,290 MFE-MediaForEurope NV 1,776,767
6,792 NEPI Rockcastle NV 49,042
4,134 QIAGEN NV 170,809
491,335 Stellantis NV 9,713,062

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Netherlands (4.9%) - continued
36,918 Wolters Kluwer NV $ 6,096,576
Total 69,397,111
New Zealand (0.1%)
109,581 Contact Energy, Ltd. 600,711
12,253 Xero, Ltd.
a
1,108,115
Total 1,708,826
Norway (0.5%)
94,870 Aker Solutions ASA 393,134
280,775 DNB Bank ASA 5,509,053
1,105 Equinor ASA 31,651
53,395 Europris ASA
b
360,869
1,097 Veidekke ASA 11,754
48,457 Yara International ASA 1,396,432
Total 7,702,893
Philippines (<0.1%)
37,270 Bank of the Philippine Islands 75,737
Total 75,737
Poland (0.2%)
19,171 Asseco Poland SA 380,741
4,641 Bank Polska Kasa Opieki SA 193,107
1,706 Budimex SA 295,179
5,080 KGHM Polska Miedz SA 188,478
9,916 Orlen SA 166,597
38,651 Powszechna Kasa Oszczednosci
Bank Polski SA 602,968
55,366 Powszechny Zaklad Ubezpieczen
SA 706,869
Total 2,533,939
Portugal (0.1%)
91,417 CTT-Correios de Portugal SA 409,223
23,712 Galp Energia SGPS SA 500,819
109,736 REN - Redes Energeticas
Nacionais SGPS SA 269,471
2,138 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 33,014
Total 1,212,527
Qatar (<0.1%)
208,963 Commercial Bank PSQC 246,153
39,322 Doha Bank QPSC 15,474
16,866 Gulf Warehousing Company 15,347
196,479 Masraf Al Rayan QSC 126,265
12,803 Qatar National Bank QPSC 51,557
Total 454,796
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,d
17
14,886 GMK Norilskiy Nickel PAO ADR
a,d
1
6,112 LUKOIL PJSC
d,f
0
6,042 Mechel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
684 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
a,d,f
0
17,590 Sovcomflot OAO
d,f
0
765,300 Surgutneftegas PJSC
d,f
1
Shares Common Stock (95.2%) Value
Russian Federation (<0.1%) - continued
67,366 Surgutneftegas PJSC ADR
a,d
$ 7
Total 27
Saudi Arabia (0.3%)
60,319 Al Rajhi Bank 1,314,773
112,601 Arab National Bank 609,362
5,619 Dr. Sulaiman Al Habib Medical
Services Group Company 431,079
3,451 Eastern Province Cement Company 29,755
10,674 Jarir Marketing Company 36,084
1,188 Mouwasat Medical Services
Company 38,306
915 SAL Saudi Logistics Services 73,646
17,360 Saudi Arabian Oil Company
b
127,930
1,959 Saudi Aramco Base Oil Company 68,708
5,208 Saudi Basic Industries Corporation 102,033
67,228 Saudi National Bank 663,154
35,588 Saudi Telecom Company 355,704
Total 3,850,534
Singapore (1.1%)
661,500 CapitaLand Integrated Commercial
Trust 963,110
1,558,500 ComfortDelGro Corporation, Ltd. 1,539,447
419,750 DBS Group Holdings, Ltd. 11,055,713
11,916 Kenon Holdings, Ltd. 296,840
534,000 Yangzijiang Shipbuilding Holdings,
Ltd. 966,579
272,500 Yanlord Land Group, Ltd.
a
88,010
Total 14,909,699
South Africa (0.2%)
16,026 Absa Group, Ltd. 139,571
56,166 AECI, Ltd. 332,373
21,056 Aspen Pharmacare Holdings, Ltd. 270,014
5,162 Barloworld, Ltd. 23,776
7,314 Coronation Fund Managers, Ltd. 14,432
57,547 DataTec, Ltd. 119,151
6,157 Exxaro Resources, Ltd. 60,674
40,588 FirstRand, Ltd. 172,143
4,994 Gold Fields, Ltd. ADR 74,410
20,293 Harmony Gold Mining Company,
Ltd. ADR 186,087
12,702 Kumba Iron Ore, Ltd. 306,928
7,974 Mr Price Group, Ltd. 90,251
2,252 Naspers, Ltd. 441,546
14,699 Sasol, Ltd. 111,645
42,670 Standard Bank Group 496,844
9,021 Super Group, Ltd. 14,031
Total 2,853,876
South Korea (0.8%)
1,948 Caregen Company, Ltd. 30,757
403 Celltrion, Inc. 50,811
2,442 CJ Corporation 214,428
5,798 Green Cross Holdings Corporation 58,726
18,620 GS Holdings Corporation 632,222
1,058 Hanmi Pharm Company, Ltd. 207,120
14,876 Hanon Systems 50,856
4,412 HD Hyundai Company, Ltd. 237,870
2,203 Hyundai Motor Company 469,807
18,136 KT Corporation 491,508
10,324 KT&G Corporation 659,672

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
South Korea (0.8%) - continued
282 LG Chem, Ltd. $ 70,273
9,754 LG Uplus Corporation 69,466
3,625 Lotte Shopping Company, Ltd. 166,657
3,225 NAVER Corporation 388,076
620 Samsung Biologics Company,
Ltd.
a,b
326,291
5,612 Samsung C&T Corporation 575,932
75,851 Samsung Electronics Company,
Ltd. 4,464,121
9,714 SD Biosensor, Inc.
a
69,263
4,915 SK Hynix, Inc. 834,118
1,622 SK, Inc. 185,639
14,499 Yuhan Corporation 848,645
Total 11,102,258
Spain (2.8%)
187,456 Acerinox SA 1,952,473
3,162 Aena SME SA
b
640,296
72,736 Amadeus IT Holding SA 4,840,177
1,190,995 Banco Bilbao Vizcaya Argentaria
SA 11,955,798
2,222,498 Banco Santander SA 10,340,786
92,549 Compania de Distribucion Integral
Logista Holdings SA 2,622,555
63,919 Industria de Diseno Textil SA 3,171,878
14,697 Laboratorios Farmaceuticos ROVI
SA 1,376,465
8,997 Let's GOWEX SA
a,d,g
1
10,259 Melia Hotels International SA
a
84,235
53,940 Merlin Properties Socimi SA 601,229
51,595 Redeia Corporacion SA
e
902,212
9,204 Repsol SA 145,963
103,786 Unicaja Banco SA
b
142,691
2,006 Vidrala SA 226,302
Total 39,003,061
Sweden (2.9%)
12,991 AAK AB 380,387
76,601 AB Industrivarden, Class A 2,609,340
4,971 AB Industrivarden, Class C 167,855
44,549 AcadeMedia AB
b
217,302
11,835 AddLife AB 139,413
20,046 Addtech AB 499,899
16,938 Alfa Laval AB 741,743
71,526 Arjo AB 277,332
334,245 Assa Abloy AB 9,466,001
250,399 Atlas Copco AB, Class A 4,701,556
40,083 Atlas Copco AB, Class B 647,232
39,398 Attendo AB
b
162,811
33,461 Betsson AB 391,183
12,174 BioGaia AB 141,960
18,540 Biotage AB 285,298
14,281 Bravida Holding AB
b
105,852
2,040 Bufab AB 74,995
3,702 Catena AB 185,001
20,269 Cibus Nordic Real Estate AB publ 301,408
116,535 Corem Property Group AB 96,306
19,329 Dios Fastigheter AB 157,608
10,822 Evolution Gaming Group AB
b
1,126,455
253,317 Granges AB 3,249,739
8,536 Hemnet Group AB 257,149
46,062 Hexatronic Group AB
a
220,387
143,653 Hexpol AB 1,592,420
190,235 Investor AB, Class B 5,213,022
Shares Common Stock (95.2%) Value
Sweden (2.9%) - continued
27,480 Inwido AB $ 374,560
18,025 Lindab International AB 385,834
32,471 NCC AB 421,235
31,386 Nyfosa AB 304,199
7,704 Pandox AB 137,366
7,957 Platzer Fastigheter Holding AB 68,492
2,546 Sdiptech AB
a
77,804
27,619 SKF AB 555,066
334,402 SSAB AB, Class A 1,841,641
15,380 Svolder AB 89,601
3,365 Sweco AB 46,141
93,738 Trelleborg AB 3,647,926
22,902 Wihlborgs Fastigheter AB 212,039
Total 41,571,558
Switzerland (9.0%)
325,531 ABB, Ltd. 18,050,994
835 Burckhardt Compression Holding
AG 548,482
186 Comet Holding AG 74,565
924 DKSH Holding AG 62,426
2,261 Flughafen Zurich AG 500,494
2,175 Galenica AG
b
178,125
535 Georg Fischer AG 35,789
1,713 Givaudan SA 8,113,827
170,203 Holcim AG 15,044,596
259 INFICON Holding AG 391,852
141 Lindt & Spruengli AG 1,646,995
84,744 Nestle SA 8,650,183
300,686 Novartis AG 32,014,541
916 Partners Group Holding AG 1,172,990
25,084 PSP Swiss Property AG 3,220,037
34,900 Roche Holding AG, Participation
Certificates 9,669,353
2,005 Siegfried Holding AG 2,079,490
27,914 Sonova Holding AG 8,599,372
3,663 Swiss Prime Site AG 346,868
1,651 Tecan Group AG 552,783
328,678 UBS Group AG 9,653,327
13,301 Zurich Insurance Group AG 7,085,390
Total 127,692,479
Taiwan (2.0%)
21,801 ASE Technology Holding Company,
Ltd. ADR
a
248,967
217,000 Asia Cement Corporation 293,232
13,000 Asustek Computer, Inc. 198,977
180,000 Cathay Financial Holding
Company, Ltd.
a
326,894
110,000 Chang Hwa Commercial Bank, Ltd. 62,528
359,000 Cheng Shin Rubber Industry
Company, Ltd. 546,491
15,000 Chicony Electronics Company, Ltd. 78,918
5,000 Chicony Power Technology
Company, Ltd. 21,002
14,000 China Steel Chemical Corporation 46,762
212,000 Chipbond Technology Corporation 437,715
3,332 Chunghwa Telecom Company, Ltd.
ADR
a
128,648
282,000 Compal Electronics, Inc. 300,613
42,000 Delta Electronics, Inc. 500,955
20,000 Dynapack International Technology
Corporation 61,239

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
Taiwan (2.0%) - continued
99,000 Far Eastern New Century
Corporation $ 107,593
65,000 Far EasTone Telecommunications
Company, Ltd. 168,541
113,000 Feng Hsin Steel Company, Ltd. 268,554
4,000 Fusheng Precision Company, Ltd. 35,023
205,000 Hon Hai Precision Industry
Company, Ltd. 1,349,704
225,000 Inventec Corporation 384,903
124,000 Lite-On Technology Corporation 402,813
39,000 MediaTek, Inc. 1,679,668
4,000 Micro-Star International Company,
Ltd. 21,891
315,000 Nan Ya Plastics Corporation
a
477,975
8,000 Novatek Microelectronics
Corporation 149,198
377,000 Pegatron Corporation 1,211,749
272,000 Pou Chen Corporation 292,918
10,000 Powertech Technology, Inc. 57,822
11,000 President Chain Store Corporation 92,711
52,000 Quanta Computer, Inc. 497,102
18,000 Radiant Opto-Electronics
Corporation 105,092
17,000 Realtek Semiconductor Corporation 285,281
20,000 Sigurd Microelectronics
Corporation 47,245
35,000 Sino-American Silicon Products,
Inc. 233,782
15,000 Supreme Electronics Company,
Ltd. 37,769
265,000 Synnex Technology International
Corporation 596,385
27,000 Systex Corporation 103,449
568,485 Taichung Commercial Bank
Company, Ltd. 320,678
10,000 Taiwan Fertilizer Company, Ltd. 19,807
173,000 Taiwan Mobile Company, Ltd.
a
570,505
7,000 Taiwan Secom Company, Ltd. 28,386
427,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 12,666,254
64,947 Topco Scientific Company, Ltd. 549,823
11,000 Transcend Information, Inc. 38,960
6,000 TTY Biopharm Company, Ltd. 14,075
367,000 Uni-President Enterprises
Corporation 919,724
34,000 USI Corporation 16,030
38,000 Wah Lee Industrial Corporation
a
166,095
71,000 WPG Holdings, Ltd. 196,358
1,013,556 Yuanta Financial Holding Company,
Ltd. 999,565
Total 28,366,369
Thailand (<0.1%)
146,400 Central Pattana pcl NVDR 219,821
Total 219,821
Turkey (0.1%)
364,894 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS
a
108,508
13,562 Ford Otomotiv Sanayi AS 466,814
107,521 Haci Omer Sabanci Holding AS 317,742
7,225 KOC Holding AS 50,180
88,033 Tekfen Holding AS
a
142,072
Shares Common Stock (95.2%) Value
Turkey (0.1%) - continued
64,582 Turk Hava Yollari Anonim Ortakligi
a
$ 610,622
Total 1,695,938
United Arab Emirates (0.2%)
11,373 Abu Dhabi Commercial Bank PJSC 24,777
311,867 Deyaar Development PJSC 60,709
478,629 Dubai Islamic Bank PJSC 747,980
432,058 Emaar Properties PJSC 964,573
157,307 Emirates NBD Bank PJSC 706,661
Total 2,504,700
United Kingdom (11.1%)
10,891 AngloGold Ashanti plc 274,533
163,156 AstraZeneca plc 25,392,360
1,232,701 Auto Trader Group plc
b
12,407,296
91,656 Balfour Beatty plc 423,127
9,163 Bellway plc 291,756
26,853 Berkeley Group Holdings plc 1,551,548
30,954 Big Yellow Group plc 457,767
49,896 Breedon Group plc 242,728
8,174 British Land Company plc 42,487
3,952 Burberry Group plc 43,887
29,210 Bytes Technology Group plc 204,146
75,551 Coca-Cola European Partners plc 5,505,401
516,896 Compass Group plc 14,081,911
6,914 Computacenter plc 249,830
3,702 CVS Group plc 47,171
955 Diploma plc 49,919
105,739 Domino's Pizza Group plc 409,638
7,924 Dunelm Group plc 106,368
99,833 Evraz plc
a,d
13
49,025 FirstGroup plc 98,102
13,533 Future plc 179,133
482 Games Workshop Group plc 64,920
5,261 Genus plc 109,205
61,602 Grainger plc 189,615
16,188 Greggs plc 567,239
148,849 Halma plc 5,073,580
109,681 Harbour Energy plc 430,638
384 Hikma Pharmaceuticals plc 9,149
8,841 Hill & Smith plc 219,265
51,795 Howden Joinery Group plc 572,847
1,024,798 HSBC Holdings plc 8,846,030
59,944 IG Group Holdings plc 620,910
19,484 IMI plc 432,955
137,665 Imperial Brands plc 3,522,672
11,361 Inchcape plc 106,759
16,456 IntegraFin Holdings plc 72,183
70,752 InterContinental Hotels Group plc 7,434,334
13,580 J D Wetherspoon plc
a
125,658
53,677 Jupiter Fund Management plc 52,043
100,673 Marks & Spencer Group plc 364,006
127,982 MONY Group plc 358,126
4,364 Morgan Sindall Group plc 139,885
75,862 Next plc 8,657,190
63,783 Paragon Banking Group plc 591,902
4,013 Pearson plc 50,111
93,855 Pets at Home Group plc 350,467
8,961 Polar Capital Holdings plc 63,928
312,398 RELX plc 14,313,670
5,081 Renew Holdings plc 68,526
84,828 Rightmove plc 572,592
91,501 Rio Tinto plc 6,004,114
5,344 RS Group plc 47,227

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.2%) Value
United Kingdom (11.1%) - continued
770,934 Shell plc $ 27,651,746
13,207 Spectris plc 463,369
39,975 SSP Group plc 74,476
4,152 TBC Bank Group plc 134,887
704,808 Tesco plc 2,722,501
52,158 Tritax Big Box REIT plc 101,979
71,583 Unilever plc 3,928,985
15,907 Volution Group plc 90,500
19,666 Watches of Switzerland Group plc
a,b
102,593
2,532 Whitbread plc 95,024
134,570 Wickes Group plc 226,319
16,171 YouGov plc 82,993
79,260 Zigup plc 421,683
Total 158,187,922
Virgin Islands, British (<0.1%)
4,449 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $1,145,193,569) 1,350,306,051
Shares
Collateral Held for Securities
Loaned ( 0.3% )
4,219,800 Thrivent Cash Management Trust 4,219,800
Total Collateral Held for
Securities Loaned
(cost $4,219,800) 4,219,800
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
143,100 Companhia de Saneamento do
Parana 142,586
Total 142,586
Germany (<0.1%)
4,026 Bayerische Motoren Werke AG 355,497
Total 355,497
Russian Federation (<0.1%)
17,100 Transneft PJSC
d,f
0
Total 0
South Korea (0.1%)
2,354 Hyundai Motor Company, 2nd
Preferred 312,162
4,276 Hyundai Motor Company, Preferred 562,628
16,838 Samsung Electronics Company,
Ltd. 773,147
Total 1,647,937
Total Preferred Stock
(cost $2,236,750) 2,146,020
Shares or
Principal
Amount Short-Term Investments ( 4.1% ) Value
Federal Home Loan Bank Discount
Notes
700,000 5.238%,  7/10/2024
h,i
$ 698,776
1,600,000 5.250%,  7/17/2024
h,i
1,595,571
300,000 5.260%,  7/31/2024
h,i
298,558
600,000 5.251%,  8/21/2024
h,i
595,288
100,000 5.260%,  8/23/2024
h,i
99,186
100,000 5.245%,  9/13/2024
h,i
98,888
600,000 5.240%,  9/18/2024
h,i
592,893
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 5.250%,  8/13/2024
h,i
99,331
Thrivent Core Short-Term Reserve
Fund
5,383,301 5.580% 53,833,015
Total Short-Term Investments
(cost $57,912,013) 57,911,506
Total Investments (cost
$1,209,562,132) 99.7% $1,414,583,377
Other Assets and Liabilities,
Net 0.3% 4,384,139
Total Net Assets 100.0% $1,418,967,516
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $25,651,888 or 1.8% of
total net assets.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is on loan.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 4,019,920
Total lending $4,019,920
Gross amount payable upon return of
collateral for securities loaned $4,219,800
Net amounts due to counterparty $199,880

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 220,387,846
Gross unrealized depreciation (34,994,174)
Net unrealized appreciation (depreciation) $ 185,393,672
Cost for federal income tax purposes $ 1,229,291,165

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services** 61,912,755 3,425,425 58,487,329 1
Consumer Discretionary 148,561,414 2,812,463 145,748,951 –
Consumer Staples** 86,117,613 6,209,488 79,908,125 0
Energy** 66,626,985 458,912 66,168,048 25
Financials** 271,421,064 3,279,653 268,141,411 0
Health Care 157,727,428 – 157,727,428 –
Industrials 224,416,443 – 224,416,443 –
Information Technology 178,622,057 7,025,020 171,597,037 –
Materials** 97,677,844 3,388,839 94,288,990 15
Real Estate 21,250,083 – 21,250,083 –
Utilities 35,972,365 386,765 35,585,600 –
Preferred Stock
Consumer Discretionary 1,230,287 – 1,230,287 –
Energy** 0 – – 0
Information Technology 773,147 – 773,147 –
Utilities 142,586 – 142,586 –
Short-Term Investments 4,078,491 – 4,078,491 –
Subtotal Investments in Securities $1,356,530,562 $26,986,565 $1,329,543,956 $41
Other Investments  * Total
Affiliated Short-Term Investments 53,833,015
Collateral Held for Securities Loaned 4,219,800
Subtotal Other Investments $58,052,815
Total Investments at Value $1,414,583,377
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
** Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 104,675 104,675 – –
Total Asset Derivatives $104,675 $104,675 $– $–
Liability Derivatives
Futures Contracts 3,215 3,215 – –
Total Liability Derivatives $3,215 $3,215 $– $–

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$4,078,491 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 753 September 2024 $ 88,116,805 $ 104,675
ICE US mini MSCI Emerging Markets Index 119 September 2024 6,478,005 (3,215)
Total Futures Long Contracts $ 94,594,810 $ 101,460
Total Futures Contracts $ 94,594,810 $101,460
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for International Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 104,675
Total Equity Contracts 104,675
Total Asset Derivatives $104,675
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,215
Total Equity Contracts 3,215
Total Liability Derivatives $3,215
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,589,707
Total Equity Contracts
5,589,707
Total $5,589,707
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,791,301)
Total Equity Contracts (2,791,301)
Total ($2,791,301)
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $100,068,695

International Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $53,314 $93,542 $93,023 $53,833 5,383 3.8%
Total Affiliated Short-Term Investments 53,314 53,833 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,592 63,277 68,649 4,220 4,220 0.3
Total Collateral Held for Securities Loaned 9,592 4,220 0.3
Total Value $62,906 $58,053
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $1,558
Total Income/Non Cash Income from Affiliated
Investments $1,558
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 35
Total Affiliated Income from Securities Loaned, Net $35
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Australia (7.2%)
2,884 Ampol, Ltd. $ 62,030
15,533 APA Group 82,565
6,920 Aristocrat Leisure, Ltd. 229,159
2,347 ASX, Ltd. 93,647
22,279 Aurizon Holdings, Ltd. 54,121
36,402 Australia and New Zealand
Banking Group, Ltd. 683,908
61,385 BHP Group, Ltd. 1,754,498
5,364 BlueScope Steel, Ltd. 72,814
16,856 Brambles, Ltd. 162,659
4,337 CAR Group, Ltd. 101,538
793 Cochlear, Ltd. 175,046
16,212 Coles Group, Ltd. 183,659
20,260 Commonwealth Bank of Australia 1,716,247
6,479 Computershare, Ltd. 113,316
5,849 CSL, Ltd. 1,146,970
13,018 DEXUS Property Group 56,158
18,426 Endeavour Group, Ltd. 61,789
20,497 Fortescue, Ltd. 291,804
20,689 Goodman Group 477,292
23,186 GPT Group 61,818
28,903 Insurance Australia Group, Ltd. 137,016
26,940 Lottery Corporation, Ltd. 90,800
4,404 Macquarie Group, Ltd. 599,257
33,334 Medibank, Private Ltd. 82,612
2,127 Mineral Resources, Ltd. 76,095
47,760 Mirvac Group 59,422
37,555 National Australia Bank, Ltd. 905,645
13,913 Northern Star Resources, Ltd. 120,821
5,884 Orica, Ltd. 69,877
20,852 Origin Energy, Ltd. 150,863
34,608 Pilbara Minerals, Ltd. 70,420
695 Pro Medicus, Ltd. 66,006
9,778 Qantas Airways, Ltd.
a
38,053
18,185 QBE Insurance Group, Ltd. 209,920
2,225 Ramsay Health Care, Ltd. 70,248
640 REA Group, Ltd. 83,568
2,737 Reece, Ltd. 45,708
4,493 Rio Tinto, Ltd. 355,898
39,310 Santos, Ltd. 199,436
62,880 Scentre Group 130,331
4,312 SEEK, Ltd. 61,202
2,412 Seven Group Holdings, Ltd. 60,257
5,524 Sonic Healthcare, Ltd. 96,469
54,821 South32, Ltd. 133,001
28,894 Stockland 80,029
15,400 Suncorp Group, Ltd. 178,085
48,948 Telstra Corporation, Ltd. 118,171
37,427 Transurban Group 308,681
9,821 Treasury Wine Estates, Ltd. 81,262
46,835 Vicinity Centres 57,587
2,840 Washington H. Soul Pattinson and
Company, Ltd. 61,960
13,735 Wesfarmers, Ltd. 594,744
42,040 Westpac Banking Corporation 761,222
2,018 Wisetech Global, Ltd. 134,154
22,982 Woodside Energy Group, Ltd. 432,773
14,786 Woolworths, Ltd. 331,974
Total 14,634,605
Austria (0.2%)
4,076 Erste Group Bank AG 192,938
1,783 OMV AG 77,502
824 Verbund AG 65,197
Shares Common Stock (97.8%) Value
Austria (0.2%) - continued
1,297 Voestalpine AG $ 35,064
Total 370,701
Belgium (0.8%)
1,934 Ageas SA NV 88,242
10,876 Anheuser-Busch InBev NV 631,415
260 D'ieteren Group 55,055
346 Elia System Operator SA 32,315
1,065 Groupe Bruxelles Lambert SA 75,830
3,031 KBC Groep NV 213,572
5 Lotus Bakeries NV 51,566
187 Sofina SA 42,552
897 Syensqo SA 80,064
1,530 UCB SA 227,185
2,535 Umicore SA 38,149
2,125 Warehouses De Pauw CVA 57,394
Total 1,593,339
Bermuda (0.1%)
16,474 Aegon, Ltd. 101,857
7,500 CK Infrastructure Holdings, Ltd. 42,355
13,400 Hongkong Land Holdings, Ltd. 43,172
1,900 Jardine Matheson Holdings, Ltd. 67,069
Total 254,453
Cayman Islands (0.3%)
678 Futu Holdings, Ltd. ADR
a
44,480
25,446 Grab Holdings, Ltd.
a
90,333
29,200 Sands China, Ltd.
a
60,716
4,433 Sea, Ltd. ADR
a
316,605
16,000 SITC International Holdings
Company, Ltd. 43,386
101,033 WH Group, Ltd.
b
66,500
20,000 Wharf Real Estate Investment
Company, Ltd. 53,009
Total 675,029
Denmark (3.9%)
37 A.P. Moller - Maersk AS, Class A 62,782
54 A.P. Moller - Maersk AS, Class B 93,655
1,160 Carlsberg AS 139,263
1,527 Coloplast AS 183,566
8,349 Danske Bank AS 249,018
1,204 Demant AS
a
52,146
2,072 DSV AS 318,048
800 Genmab AS
a
200,475
39,499 Novo Nordisk AS 5,651,709
4,516 Novonesis (Novozymes) B 275,902
2,290 Orsted AS
a,b
121,648
996 Pandora AS 149,911
113 Rockwool International AS 45,808
4,226 Tryg AS 92,332
12,223 Vestas Wind Systems AS
a
283,426
Total 7,919,689
Finland (1.0%)
1,722 Elisa Oyj 78,838
5,430 Fortum Oyj 79,493
3,306 Kesko Oyj 58,159
4,114 KONE Oyj 203,978
7,525 Metso Oyj 79,978
5,121 Neste Oil Oyj 91,382
64,547 Nokia Oyj 245,670

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Finland (1.0%) - continued
38,188 Nordea Bank Abp $ 455,240
1,306 Orion Oyj 55,700
5,464 Sampo Oyj 235,631
7,043 Stora Enso Oyj 96,176
6,460 UPM-Kymmene Oyj 226,892
6,088 Wartsila Corporation 118,024
Total 2,025,161
France (10.2%)
2,347 Accor SA 96,037
419 Aeroports de Paris SA 51,035
6,987 Air Liquide SA 1,205,869
4,186 Alstom SA 70,596
743 Amundi SA
b
48,055
727 Arkema SA 63,353
21,982 AXA SA 720,377
501 BioMerieux 47,640
12,500 BNP Paribas SA 799,402
8,623 Bollore SA 50,625
2,293 Bouygues SA 73,707
3,844 Bureau Veritas SA 106,821
1,880 Capgemini SE 373,439
6,863 Carrefour SA 97,250
5,517 Compagnie de Saint-Gobain SA 429,080
8,221 Compagnie Generale des
Etablissements Michelin SCA 317,751
611 Covivio SA/France 29,217
12,819 Credit Agricole SA 175,039
7,793 Danone SA 477,320
235 Dassault Aviation SA 42,556
8,100 Dassault Systemes SE 304,568
3,021 Edenred SE 128,126
890 Eiffage SA 81,797
22,107 Engie SA 316,580
3,647 EssilorLuxottica SA 783,681
553 Eurazeo SE 44,095
557 Gecina SA 51,417
3,661 Groupe Eurotunnel SA 60,617
383 Hermes International SCA 884,586
457 Ipsen SA 56,146
901 Kering SA 327,734
2,604 Klepierre SA 69,522
1,272 La Francaise des Jeux SAEM
b
43,324
3,196 Legrand SA 317,084
2,912 L'Oreal SA 1,281,763
3,338 LVMH Moet Hennessy Louis Vuitton
SE 2,562,888
22,538 Orange SA 226,067
2,475 Pernod-Ricard SA 337,688
2,770 Publicis Groupe SA 294,227
268 Remy Cointreau SA 22,518
2,327 Renault SA 119,340
2,730 Rexel SA 70,621
4,137 Safran SA 871,908
13,778 Sanofi SA 1,328,794
353 Sartorius Stedim Biotech 58,337
6,587 Schneider Electric SE 1,579,205
293 SEB SA 30,072
8,747 Societe Generale SA 205,652
1,071 Sodexo SA 96,477
653 Teleperformance SE 68,989
1,145 Thales SA 183,164
26,001 TotalEnergies SE 1,740,866
8,341 Veolia Environnement SA 249,837
6,066 Vinci SA 639,383
Shares Common Stock (97.8%) Value
France (10.2%) - continued
8,726 Vivendi SE $ 91,201
Total 20,803,443
Germany (8.2%)
1,961 Adidas AG 468,222
4,741 Allianz SE 1,316,723
10,803 BASF SE 522,245
11,891 Bayer AG 335,184
3,860 Bayerische Motoren Werke AG 365,123
991 Bechtle AG 46,615
1,220 Beiersdorf AG 178,566
1,563 Brenntag AG 105,440
487 Carl Zeiss Meditec AG 34,238
12,760 Commerzbank AG 193,547
1,331 Continental AG 75,384
2,288 Covestro AG
a,b
134,115
755 CTS Eventim AG & Company
KGAA 62,853
6,475 Daimler Truck Holding AG 258,243
2,323 Delivery Hero AG
a,b
55,182
22,936 Deutsche Bank AG 366,576
2,300 Deutsche Boerse AG 470,112
7,242 Deutsche Lufthansa AG 44,420
39,231 Deutsche Telekom AG 986,091
11,998 DHL Group 487,202
1,378 Dr. Ing. h.c. F. Porsche AG
b
102,514
27,174 E.ON SE 357,139
3,102 Evonik Industries AG 63,296
2,486 Fresenius Medical Care AG 95,007
5,113 Fresenius SE & Company KGaA
a
152,747
1,877 GEA Group AG 78,033
730 Hannover Rueckversicherung SE 184,791
1,653 Heidelberg Materials AG 170,878
1,258 Henkel AG & Company KGaA 98,976
15,807 Infineon Technologies AG 580,122
878 Knorr-Bremse AG 67,110
897 LEG Immobilien SE 73,282
9,712 Mercedes-Benz Group AG 672,183
1,564 Merck KGaA 258,647
651 MTU Aero Engines AG 165,975
1,652 Muenchener Rueckversicherungs-
Gesellschaft AG 825,926
699 Nemetschek SE 68,241
1,853 Porsche Automobil Holding SE 83,629
1,278 PUMA SE 58,699
62 Rational AG 51,406
527 Rheinmetall AG 268,568
7,653 RWE AG 262,539
12,639 SAP SE 2,538,868
317 Sartorius AG 74,205
908 Scout24 SE
b
69,375
9,199 Siemens AG 1,712,169
7,256 Siemens Energy AG
a
189,197
3,413 Siemens Healthineers AG
b
196,552
1,607 Symrise AG 196,628
781 Talanx AG 62,238
357 Volkswagen AG 42,777
8,874 Vonovia SE 252,540
2,714 Zalando SE
a,b
63,710
Total 16,644,048
Hong Kong (1.5%)
136,000 AIA Group, Ltd. 920,142
45,000 BOC Hong Kong (Holdings), Ltd. 138,856

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Hong Kong (1.5%) - continued
23,500 CK Asset Holdings, Ltd. $ 88,033
32,500 CK Hutchison Holdings, Ltd. 155,028
20,000 CLP Holdings, Ltd. 161,763
26,000 Galaxy Entertainment Group, Ltd. 121,002
9,300 Hang Seng Bank, Ltd. 119,564
18,000 Henderson Land Development
Company, Ltd. 48,261
46,000 HKT Trust and HKT, Ltd. 51,596
135,162 Hong Kong and China Gas
Company, Ltd. 102,715
14,600 Hong Kong Exchanges & Clearing,
Ltd. 467,246
30,960 Link REIT 120,229
19,000 MTR Corporation, Ltd. 59,972
17,000 Power Assets Holdings, Ltd. 91,876
46,571 Sino Land Company, Ltd. 47,926
17,500 Sun Hung Kai Properties, Ltd. 151,630
5,000 Swire Pacific, Ltd. 44,143
13,800 Swire Properties, Ltd. 21,985
16,500 Techtronic Industries Company,
Ltd. 188,098
13,000 Wharf Holdings, Ltd. 36,528
Total 3,136,593
Ireland (0.6%)
20,603 AIB Group plc 108,806
12,596 Bank of Ireland Group plc 131,584
1,196 DCC plc 83,471
2,148 Flutter Entertainment plc
a
390,716
5,273 James Hardie Industries plc
a
165,032
1,891 Kerry Group plc 153,245
1,885 Kingspan Group plc 160,202
3,160 Smurfit Kappa Group plc 140,944
Total 1,334,000
Isle of Man (<0.1%)
7,734 Entain plc 61,328
Total 61,328
Israel (0.7%)
500 Azrieli Group, Ltd. 29,213
15,377 Bank Hapoalim BM 135,804
18,432 Bank Leumi Le-Israel BM 150,250
1,093 Check Point Software Technologies,
Ltd.
a
180,345
512 CyberArk Software, Ltd.
a
139,991
323 Elbit Systems, Ltd. 56,206
1,208 Global-e Online, Ltd.
a
43,814
9,366 ICL Group, Ltd. 40,276
14,973 Israel Discount Bank, Ltd. 74,722
1,875 Mizrahi Tefahot Bank, Ltd. 63,584
444 Monday.com, Ltd.
a
106,897
761 NICE, Ltd.
a
130,920
13,561 Teva Pharmaceutical Industries,
Ltd. ADR
a
220,366
640 Wix.com, Ltd.
a
101,805
Total 1,474,193
Italy (2.0%)
1,507 Amplifon SPA 53,589
1,507 Amplifon SPA, Rights
a,c
0
15,589 Banco BPM SPA 100,328
7,451 Davide Campari-Milano NV 70,544
Shares Common Stock (97.8%) Value
Italy (2.0%) - continued
264 DiaSorin SPA $ 26,263
98,444 Enel SPA 683,083
25,847 Eni SPA 396,872
7,395 Finecobank Banca Fineco SPA 109,884
12,345 Generali 307,316
4,068 Infrastrutture Wireless Italiane SPA
b
42,371
177,033 Intesa Sanpaolo SPA 657,928
4,898 Leonardo SPA 113,481
6,173 Mediobanca SPA 90,361
2,661 Moncler SPA 163,236
7,148 Nexi SPA
a,b
43,574
5,533 Poste Italiane SPA
b
70,405
3,180 Prysmian SPA 196,324
1,266 Recordati SPA 65,892
24,407 Snam SPA 107,782
117,366 Telecom Italia SPA
a
28,071
17,030 Terna Rete Elettrica Nazionale SPA 131,278
18,321 UniCredit SPA 677,988
Total 4,136,570
Japan (22.4%)
9,300 Advantest Corporation 376,891
7,900 Aeon Company, Ltd. 169,083
2,400 AGC, Inc. 78,093
1,800 Aisin Corporation 58,804
5,700 Ajinomoto Company, Inc. 200,613
1,900 All Nippon Airways Company, Ltd. 35,118
5,807 Asahi Group Holdings, Ltd. 205,478
15,200 Asahi Kasei Corporation 97,601
8,000 Asics Corporation 123,345
21,900 Astellas Pharma, Inc. 216,060
7,300 Bandai Namco Holdings, Inc. 143,017
6,900 Bridgestone Corporation 272,270
2,800 Brother Industries, Ltd. 49,460
12,100 Canon, Inc.
d
328,245
4,200 Capcom Company, Ltd. 79,451
9,400 Central Japan Railway Company 203,765
6,400 Chiba Bank, Ltd. 57,365
7,800 Chubu Electric Power Company,
Inc. 92,144
8,100 Chugai Pharmaceutical Company,
Ltd. 288,428
12,700 Concordia Financial Group, Ltd. 75,228
2,500 Dai Nippon Printing Company, Ltd. 84,352
3,700 Daifuku Company, Ltd. 69,493
11,000 Dai-Ichi Mutual Life Insurance
Company, Ltd. 294,578
22,400 Daiichi Sankyo Company, Ltd. 778,484
3,200 Daikin Industries, Ltd. 445,490
700 Daito Trust Construction Company,
Ltd. 72,458
6,800 Daiwa House Industry Company,
Ltd. 173,127
16,100 Daiwa Securities Group, Inc. 123,605
22,900 Denso Corporation 357,447
2,500 Dentsu Group, Inc. 63,301
1,100 DISCO Corporation 418,990
11,000 East Japan Railway Company 183,146
3,100 Eisai Company, Ltd. 127,607
34,900 Eneos Holdings, Inc. 179,855
11,500 FANUC Corporation 315,706
2,100 Fast Retailing Company, Ltd. 531,177
1,500 Fuji Electric Company, Ltd. 85,711
13,600 FUJIFILM Holdings NPV 319,011
21,300 Fujitsu, Ltd. 334,058

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (22.4%) - continued
1,700 Hamamatsu Photonics KK $ 45,668
2,800 Hankyu Hanshin Holdings, Inc. 74,691
200 Hikari Tsushin, Inc. 37,464
1,300 Hitachi Construction Machinery
Company, Ltd. 34,860
56,000 Hitachi, Ltd. 1,260,914
54,300 Honda Motor Company, Ltd. 583,725
1,300 Hoshizaki Corporation 41,350
4,200 Hoya Corporation 491,145
4,500 Hulic Company, Ltd. 39,997
1,400 IBIDEN Company, Ltd. 57,305
11,000 Idemitsu Kosan Company, Ltd. 71,495
11,400 Inpex Corporation 167,415
7,100 Isuzu Motors, Ltd. 94,391
14,400 ITOCHU Corporation 707,878
1,700 Japan Airlines Company, Ltd. 26,860
6,000 Japan Exchange Group, Inc. 140,720
17,500 Japan Post Bank Company, Ltd. 166,162
25,200 Japan Post Holdings Company,
Ltd. 250,481
2,300 Japan Post Insurance Company,
Ltd. 44,731
15 Japan Real Estate Investment
Corporation 47,412
14,500 Japan Tobacco, Inc. 392,652
7,000 JFE Holdings, Inc. 101,028
5,100 Kajima Corporation 88,465
8,500 Kansai Electric Power Company,
Inc. 142,730
5,600 Kao Corporation 226,727
4,800 Kawasaki Kisen Kaisha, Ltd. 69,998
18,100 KDDI Corporation 479,496
1,600 Keisei Electric Railway Company,
Ltd. 51,741
2,400 Keyence Corporation 1,050,428
8,200 Kikkoman Corporation 95,301
2,200 Kintetsu Group Holdings Company,
Ltd. 47,985
9,400 Kirin Holdings Company, Ltd. 121,425
1,800 Kobe Bussan Company, Ltd. 40,097
2,400 Koito Manufacturing Company, Ltd. 33,087
11,200 Komatsu, Ltd. 327,147
1,200 Konami Group Corporation 86,765
12,100 Kubota Corporation 170,041
15,500 Kyocera Corporation 178,774
3,300 Kyowa Hakko Kirin Company, Ltd. 56,564
1,000 Lasertec Corporation 224,480
32,400 LY Corporation 78,235
5,200 M3, Inc. 49,754
2,700 Makita Corporation 73,920
17,200 Marubeni Corporation 318,932
4,200 MatsukiyoCocokara & Company 60,314
6,900 Mazda Motor Corporation 66,523
1,000 McDonald's Holdings Company
(Japan), Ltd. 39,465
2,800 MEIJI Holdings Company, Ltd. 60,559
4,400 Minebea Mitsumu, Inc. 90,644
16,400 Mitsubishi Chemical Group
Corporation 91,377
40,500 Mitsubishi Corporation 796,145
23,400 Mitsubishi Electric Corporation 374,988
13,600 Mitsubishi Estate Company, Ltd. 214,110
9,800 Mitsubishi HC Capital, Inc. 64,842
38,800 Mitsubishi Heavy Industries, Ltd. 417,685
Shares Common Stock (97.8%) Value
Japan (22.4%) - continued
134,400 Mitsubishi UFJ Financial Group,
Inc. $ 1,450,448
31,200 Mitsui & Company, Ltd. 711,567
2,100 Mitsui Chemicals, Inc. 58,152
32,300 Mitsui Fudosan Company, Ltd. 297,287
4,200 Mitsui O.S.K. Lines, Ltd. 126,280
29,230 Mizuho Financial Group, Inc. 615,215
3,000 MonotaRO Company, Ltd. 35,135
15,600 MS and AD Insurance Group
Holdings, Inc. 348,286
20,900 Murata Manufacturing Company,
Ltd. 432,805
3,000 NEC Corporation 247,370
4,100 NEXON Company, Ltd. 76,277
5,100 Nidec Corporation 229,498
12,600 Nintendo Company, Ltd. 672,860
19 Nippon Building Fund, Inc. 66,649
900 Nippon Express Holdings, Inc. 41,652
11,500 Nippon Paint Holdings Company,
Ltd. 75,175
27 Nippon Prologis REIT, Inc. 42,143
2,100 Nippon Sanso Holdings
Corporation 62,364
10,400 Nippon Steel Corporation 220,464
361,700 Nippon Telegraph and Telephone
Corporation 342,025
5,600 Nippon Yusen Kabushiki Kaisha 163,391
1,500 Nissan Chemical Corporation 47,677
28,300 Nissan Motor Company, Ltd. 96,077
2,400 Nissin Foods Holdings Company,
Ltd. 61,022
1,000 Nitori Holdings Company, Ltd. 105,867
1,700 Nitto Denko Corporation 134,839
36,400 Nomura Holdings, Inc. 210,259
1,300 Nomura Real Estate Holdings, Inc. 32,725
49 Nomura Real Estate Master Fund,
Inc. 43,527
4,600 Nomura Research Institute, Ltd. 130,013
7,600 NTT Data Group Corporation 112,275
7,900 Obayashi Corporation 94,408
800 OBIC Company, Ltd. 103,226
14,000 Olympus Corporation 225,993
2,100 OMRON Corporation 72,719
4,500 Ono Pharmaceutical Company, Ltd. 61,485
500 Oracle Corporation Japan 34,502
13,200 Oriental Land Company, Ltd. 368,862
14,000 ORIX Corporation 310,294
4,500 Osaka Gas Company, Ltd. 99,452
2,800 Otsuka Corporation 54,007
5,100 Otsuka Holdings Company, Ltd. 215,458
4,600 Pan Pacific International Holdings
Company 107,602
28,200 Panasonic Holdings Corporation 231,818
18,200 Rakuten Group, Inc.
a
94,284
18,000 Recruit Holdings Company, Ltd. 968,529
18,100 Renesas Electronics Corporation 343,260
25,500 Resona Holdings, Inc. 169,630
6,600 Ricoh Company, Ltd. 56,569
4,000 Rohm Company, Ltd. 53,471
3,300 SBI Holdings, Inc. 83,756
1,000 SCREEN Holdings Company, Ltd. 90,659
1,900 SCSK Corporation 38,012
2,500 Secom Company, Ltd. 148,060
3,500 Seiko Epson Corporation 54,716
4,600 Sekisui Chemical Company, Ltd. 63,860

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (22.4%) - continued
7,200 Sekisui House, Ltd. $ 160,021
27,100 Seven & I Holdings Company, Ltd. 331,167
3,800 SG Holdings Company, Ltd. 35,140
2,900 Shimadzu Corporation 72,686
900 Shimano, Inc. 139,089
21,800 Shin-Etsu Chemical Company, Ltd. 847,620
3,100 Shionogi & Company, Ltd. 120,741
4,800 Shiseido Company, Ltd. 136,796
5,300 Shizuoka Financial Group, Inc. 51,234
700 SMC Corporation 333,520
34,500 SoftBank Corporation 421,936
12,500 SoftBank Group Corporation 804,016
10,800 Sompo Holdings, Inc. 231,376
15,100 Sony Group Corporation 1,286,840
7,300 Subaru Corporation 155,237
4,200 Sumco Corporation 60,757
12,600 Sumitomo Corporation 316,536
8,600 Sumitomo Electric Industries, Ltd. 134,457
3,000 Sumitomo Metal Mining Company,
Ltd. 91,150
15,100 Sumitomo Mitsui Financial Group,
Inc. 1,013,586
7,900 Sumitomo Mitsui Trust Holdings,
Inc. 181,551
3,500 Sumitomo Realty & Development
Company, Ltd. 103,278
1,700 Suntory Beverage and Food, Ltd. 60,377
19,000 Suzuki Motor Corporation 219,348
6,100 Sysmex Corporation 98,466
5,900 T&D Holdings, Inc. 103,056
2,000 Taisei Corporation 74,405
19,200 Takeda Pharmaceutical Company,
Ltd. 498,014
4,700 TDK Corporation 289,012
16,200 Terumo Corporation 268,680
2,600 TIS, Inc. 50,513
1,400 Toho Company, Ltd. 40,956
22,700 Tokio Marine Holdings, Inc. 853,045
18,500 Tokyo Electric Power Company
Holdings, Inc.
a
99,622
5,700 Tokyo Electron, Ltd. 1,247,732
4,400 Tokyo Gas Company, Ltd. 94,723
6,100 Tokyu Corporation 67,358
2,800 TOPPAN Holdings, Inc. 77,673
16,800 Toray Industries, Inc. 79,678
1,700 TOTO, Ltd. 40,051
1,800 Toyota Industries Corporation 153,118
128,400 Toyota Motor Corporation 2,634,444
7,800 Toyota Tsusho Corporation 152,436
1,600 Trend Micro, Inc. 65,217
4,900 Unicharm Corporation 157,463
5,300 West Japan Railway Company 98,895
3,150 Yakult Honsha Company, Ltd. 56,437
10,800 Yamaha Motor Company, Ltd. 100,405
3,100 Yamato Holdings Company, Ltd. 34,162
2,900 Yaskawa Electric Corporation 104,571
2,800 Yokogawa Electric Corporation 68,001
1,200 Zensho Holdings Company, Ltd. 45,750
1,600 ZOZO, Inc. 40,003
Total 45,711,444
Jersey (0.7%)
11,118 Experian plc 516,504
125,523 Glencore plc 714,258
Shares Common Stock (97.8%) Value
Jersey (0.7%) - continued
13,055 WPP plc $ 119,540
Total 1,350,302
Luxembourg (0.2%)
5,677 ArcelorMittal SA 130,056
1,635 Eurofins Scientific SE 81,863
2,421 InPost SA
a
42,599
5,716 Tenaris SA 87,925
Total 342,443
Netherlands (6.6%)
5,238 ABN AMRO Bank NV
b
86,027
263 Adyen NV
a,b
312,359
16,474 Aegon, Ltd., DRIP
a,c
2
2,478 AerCap Holdings NV 230,949
7,192 Airbus SE 987,079
2,065 Akzo Nobel NV 125,861
719 Argenx SE
a
311,966
568 ASM International NV 434,166
4,836 ASML Holding NV 4,928,690
1,918 ASR Nederland NV 91,313
933 BE Semiconductor Industries NV 155,859
972 Euronext NV
b
90,076
1,204 EXOR NV 125,766
1,526 Ferrari NV 622,748
6,276 Ferrovial SE 243,809
1,569 Heineken Holding NV 123,668
3,486 Heineken NV 337,257
690 IMCD NV 95,115
39,983 ING Groep NV 687,015
1,475 JDE Peet's BV 29,419
47,779 Koninklijke (Royal) KPN NV 183,124
11,427 Koninklijke Ahold Delhaize NV 336,264
9,731 Koninklijke Philips NV
a
244,721
3,277 NN Group NV 152,310
1,243 OCI NV 30,358
17,158 Prosus NV 610,113
2,679 QIAGEN NV 110,691
1,314 Randstad Holding NV 59,659
26,818 Stellantis NV 530,157
8,195 STMicroelectronics NV 320,981
9,960 Universal Music Group NV 296,293
3,008 Wolters Kluwer NV 496,736
Total 13,390,551
New Zealand (0.2%)
16,125 Auckland International Airport, Ltd. 74,940
7,068 Fisher & Paykel Healthcare
Corporation, Ltd. 129,367
8,194 Mercury NZ, Ltd. 32,766
15,666 Meridian Energy, Ltd. 60,020
21,958 Spark New Zealand, Ltd. 55,638
1,752 Xero, Ltd.
a
158,444
Total 511,175
Norway (0.6%)
3,825 Aker BP ASA 97,739
10,269 DNB Bank ASA 201,487
10,905 Equinor ASA 312,361
2,421 Gjensidige Forsikring ASA 43,208
1,065 Kongsberg Gruppen ASA 86,726
5,633 Mowi ASA 93,623
16,059 Norsk Hydro ASA 100,120

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Norway (0.6%) - continued
8,485 Orkla ASA $ 68,806
799 SalMar ASA 41,903
7,622 Telenor ASA 86,878
2,004 Yara International ASA 57,751
Total 1,190,602
Portugal (0.2%)
37,982 EDP - Energias de Portugal SA 142,406
5,625 Galp Energia SGPS SA 118,805
3,428 Jeronimo Martins SGPS SA 66,997
Total 328,208
Singapore (1.1%)
65,229 CapitaLand Integrated Commercial
Trust 94,970
31,500 Capitaland Investment, Ltd. 61,605
45,154 Capland Ascendas REIT 85,076
24,130 DBS Group Holdings, Ltd. 635,555
73,200 Genting Singapore, Ltd. 46,529
17,600 Keppel, Ltd. 83,662
40,963 Oversea-Chinese Banking
Corporation, Ltd. 435,002
10,800 Sembcorp Industries, Ltd. 38,174
18,000 Singapore Airlines, Ltd. 91,457
10,400 Singapore Exchange, Ltd. 72,524
18,900 Singapore Technologies
Engineering, Ltd. 60,184
99,900 Singapore Telecommunications,
Ltd. 202,155
15,300 United Overseas Bank, Ltd. 352,915
23,300 Wilmar International, Ltd. 53,130
Total 2,312,938
Spain (2.5%)
299 Acciona SA 35,385
2,486 ACS Actividades de Construccion y
Servicios SA 107,375
908 Aena SME SA
b
183,868
5,453 Amadeus IT Holding SA 362,867
70,661 Banco Bilbao Vizcaya Argentaria
SA 709,330
65,847 Banco de Sabadell SA 127,127
191,549 Banco Santander SA 891,235
45,402 CaixaBank SA 241,109
5,986 Cellnex Telecom SA
b
194,692
3,777 EDP Renovaveis SA 52,777
3,844 Endesa SA 72,225
3,610 Grifols SA
a
30,530
69,971 Iberdrola SA 907,869
13,203 Industria de Diseno Textil SA 655,178
4,912 Redeia Corporacion SA 85,893
14,735 Repsol SA 233,678
55,682 Telefonica SA 235,882
Total 5,127,020
Supranational (0.1%)
1,430 Unibail-Rodamco-Westfield 113,009
Total 113,009
Sweden (3.2%)
1,510 AB Industrivarden, Class A 51,437
1,905 AB Industrivarden, Class C 64,326
3,502 Alfa Laval AB 153,358
Shares Common Stock (97.8%) Value
Sweden (3.2%) - continued
12,132 Assa Abloy AB $ 343,585
32,511 Atlas Copco AB, Class A 610,435
18,892 Atlas Copco AB, Class B 305,055
4,368 Beijer Ref AB 67,419
3,311 Boliden AB 106,484
7,977 Epiroc AB, Class A 159,838
4,720 Epiroc AB, Class B 86,640
4,521 EQT AB 132,544
7,375 Essity Aktiebolag 188,541
2,226 Evolution Gaming Group AB
b
231,703
8,022 Fastighets AB Balder
a
55,068
2,769 Getinge AB 47,034
6,949 Hennes & Mauritz AB 110,073
25,130 Hexagon AB 284,754
923 Holmen AB 36,318
4,124 Husqvarna AB 32,979
3,307 Indutrade AB 84,939
1,792 Investment AB Latour 48,405
20,950 Investor AB, Class B 574,094
920 L E Lundbergforetagen AB 45,500
2,822 Lifco AB 77,456
18,343 NIBE Industrier AB 77,362
3,877 Saab AB 93,144
2,659 Sagax AB 68,140
12,905 Sandvik AB 259,317
5,953 Securitas AB 59,008
19,207 Skandinaviska Enskilda Banken AB 283,969
4,118 Skanska AB 74,290
4,126 SKF AB 82,921
7,335 Svenska Cellulosa AB SCA 107,948
17,654 Svenska Handelsbanken AB 168,704
10,276 Swedbank AB 211,668
2,359 Swedish Orphan Biovitrum AB
a
63,120
6,494 Tele2 AB 65,553
33,578 Telefonaktiebolaget LM Ericsson 208,426
28,556 Telia Company AB 76,561
2,606 Trelleborg AB 101,416
2,424 Volvo AB, Class A 63,371
19,226 Volvo AB, Class B 494,001
8,774 Volvo Car AB
a
27,129
Total 6,484,033
Switzerland (9.6%)
19,362 ABB, Ltd. 1,073,641
2,039 Adecco SA 67,643
6,048 Alcon, Inc. 537,618
1,108 Avolta AG 43,076
398 Bachem Holding AG 36,368
554 Baloise Holding AG 97,672
365 Banque Cantonale Vaudoise 38,727
43 Barry Callebaut AG 70,099
256 BKW FMB Energie 40,862
1 Chocoladefabriken Lindt and
Spruengli AG 115,273
2,612 Clariant AG 41,148
2,655 Coca-Cola HBC AG 90,360
6,507 Compagnie Financiere Richemont
SA 1,016,933
2,251 DSM-Firmenich AG 253,474
85 EMS-CHEMIE Holding AG 69,557
405 Geberit AG 238,566
112 Givaudan SA 530,501
449 Helvetia Holding AG 60,687
6,309 Holcim AG 557,666
2,493 Julius Baer Group, Ltd. 139,439

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Switzerland (9.6%) - continued
585 Kuehne & Nagel International AG $ 168,353
12 Lindt & Spruengli AG 140,170
1,886 Logitech International SA 181,510
901 Lonza Group AG 490,509
32,317 Nestle SA 3,298,735
23,856 Novartis AG 2,539,988
275 Partners Group Holding AG 352,153
387 Roche Holding AG, Bearer Shares 117,990
8,504 Roche Holding AG, Participation
Certificates 2,356,108
4,956 Sandoz Group AG 179,645
284 Schindler Holding AG 70,798
493 Schindler Holding AG, Participation
Certificates 123,695
1,814 SGS SA 161,721
3,702 SIG Group AG 68,028
1,845 Sika AG 526,673
613 Sonova Holding AG 188,845
1,351 Straumann Holding AG 166,766
350 Swatch Group AG, Bearer Shares 71,698
620 Swatch Group AG, Registered
Shares 25,385
357 Swiss Life Holding AG 262,014
936 Swiss Prime Site AG 88,635
3,651 Swiss Re AG 452,640
313 Swisscom AG 176,005
773 Temenos AG 53,268
39,809 UBS Group AG 1,169,197
327 VAT Group AG
b
184,643
1,771 Zurich Insurance Group AG 943,405
Total 19,677,887
United Kingdom (13.7%)
11,781 3i Group plc 454,049
3,151 Admiral Group plc 104,124
15,380 Anglo American plc 486,014
4,773 Antofagasta plc 126,847
5,293 Ashtead Group plc 352,902
4,096 Associated British Foods plc 127,893
18,764 AstraZeneca plc 2,920,286
10,907 Auto Trader Group plc
b
109,780
32,772 Aviva PLC 197,395
36,625 BAE Systems plc 610,047
181,898 Barclays plc 480,648
11,796 Barratt Developments plc 70,058
1,283 Berkeley Group Holdings plc 74,131
203,631 BP plc 1,226,011
24,304 British American Tobacco plc 746,608
78,296 BT Group plc 138,807
4,091 Bunzl plc 155,433
4,340 Burberry Group plc 48,196
64,609 Centrica plc 110,125
2,499 Coca-Cola European Partners plc 182,102
20,613 Compass Group plc 561,564
1,606 Croda International plc 79,896
26,930 Diageo plc 845,437
2,224 Endeavour Mining plc 47,329
50,169 GSK plc 964,958
82,901 Haleon plc 337,299
4,595 Halma plc 156,623
4,306 Hargreaves Lansdown plc 61,379
2,014 Hikma Pharmaceuticals plc 47,986
228,533 HSBC Holdings plc 1,972,691
9,935 Imperial Brands plc 254,224
16,472 Informa plc 177,764
Shares Common Stock (97.8%) Value
United Kingdom (13.7%) - continued
1,975 InterContinental Hotels Group plc $ 207,525
1,953 Intertek Group plc 118,059
20,135 J Sainsbury plc 64,872
31,368 JD Sports Fashion plc 47,103
22,663 Kingfisher plc 71,064
8,565 Land Securities Group plc 66,923
72,377 Legal & General Group plc 207,256
766,559 Lloyds TSB Group plc 528,706
5,510 London Stock Exchange Group plc 653,364
27,364 M&G plc 70,348
15,871 Melrose Industries plc 110,532
5,343 Mondi plc 102,560
58,155 National Grid plc 649,364
79,199 NatWest Group plc 311,575
1,462 Next plc 166,840
7,426 Pearson plc 92,729
3,869 Persimmon plc 65,654
8,486 Phoenix Group Holdings plc 55,863
33,281 Prudential plc 301,758
8,552 Reckitt Benckiser Group plc 462,655
22,722 RELX plc 1,041,093
30,556 Rentokil Initial plc 177,456
13,644 Rio Tinto plc 895,292
101,874 Rolls-Royce Holdings plc
a
585,084
12,159 Sage Group plc 166,581
9,756 Schroders plc 44,649
15,387 SEGRO plc 174,090
3,258 Severn Trent plc 98,063
77,505 Shell plc 2,779,938
10,583 Smith & Nephew plc 131,147
4,200 Smiths Group plc 90,369
891 Spirax Group plc 95,497
13,235 SSE plc 298,893
26,619 Standard Chartered plc 240,354
42,837 Taylor Wimpey plc 76,709
85,198 Tesco plc 329,099
30,324 Unilever plc 1,664,397
8,253 United Utilities Group plc 102,524
278,606 Vodafone Group plc 246,521
2,233 Whitbread plc 83,803
7,442 Wise plc
a
63,827
Total 27,968,742
Total Common Stock
(cost $152,724,250) 199,571,506
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
713 Bayerische Motoren Werke AG 62,958
2,049 Henkel AG & Company KGaA 182,437
2,496 Volkswagen AG 281,833
Total 527,228
Total Preferred Stock
(cost $578,267) 527,228
Shares
Collateral Held for Securities
Loaned ( 0.2% )
324,900 Thrivent Cash Management Trust 324,900
Total Collateral Held for
Securities Loaned
(cost $324,900) 324,900

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.250%,  8/7/2024
e,f
$ 99,418
100,000 5.245%,  8/14/2024
e,f
99,317
Thrivent Core Short-Term Reserve
Fund
272,720 5.580% 2,727,195
Total Short-Term Investments
(cost $2,925,956) 2,925,930
Total Investments (cost
$156,553,373) 99.7% $203,349,564
Other Assets and Liabilities,
Net 0.3% 618,856
Total Net Assets 100.0% $203,968,420
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $2,450,473 or 1.2% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 309,255
Total lending $309,255
Gross amount payable upon return of
collateral for securities loaned $324,900
Net amounts due to counterparty $15,645
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 55,177,365
Gross unrealized depreciation (10,261,421)
Net unrealized appreciation (depreciation) $ 44,915,944
Cost for federal income tax purposes $ 158,436,542

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,172,910 316,605 7,856,305 –
Consumer Discretionary 22,632,293 43,814 22,588,479 –
Consumer Staples 16,767,799 182,102 16,585,697 –
Energy 8,276,083 – 8,276,083 –
Financials 40,020,182 44,480 39,975,700 2
Health Care** 26,907,193 220,366 26,686,827 0
Industrials 33,856,490 321,282 33,535,208 –
Information Technology 19,061,769 529,038 18,532,731 –
Materials 13,501,375 – 13,501,375 –
Real Estate 4,080,367 – 4,080,367 –
Utilities 6,295,045 – 6,295,045 –
Preferred Stock
Consumer Discretionary 344,791 – 344,791 –
Consumer Staples 182,437 – 182,437 –
Short-Term Investments 198,735 – 198,735 –
Subtotal Investments in Securities $200,297,469 $1,657,687 $198,639,780 $2
Other Investments  * Total
Affiliated Short-Term Investments 2,727,195
Collateral Held for Securities Loaned 324,900
Subtotal Other Investments $3,052,095
Total Investments at Value $203,349,564
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
** Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,922 2,922 – –
Total Asset Derivatives $2,922 $2,922 $– $–
The following table presents International Index Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $198,735 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 27 September 2024 $ 3,160,398 $ 2,922
Total Futures Long Contracts $ 3,160,398 $ 2,922
Total Futures Contracts $ 3,160,398 $2,922

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,922
Total Equity Contracts 2,922
Total Asset Derivatives $2,922
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 199,993
Total Equity Contracts
199,993
Total $199,993
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (85,828)
Total Equity Contracts (85,828)
Total ($85,828)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $3,450,633

International Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $2,283 $7,161 $6,717 $2,727 273 1.3%
Total Affiliated Short-Term Investments 2,283 2,727 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 648 5,408 5,731 325 325 0.2
Total Collateral Held for Securities Loaned 648 325 0.2
Total Value $2,931 $3,052
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $82
Total Income/Non Cash Income from Affiliated
Investments $82
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (12.1%)
1,096,673 Alphabet, Inc., Class C $ 201,151,761
291,203 Meta Platforms, Inc. 146,830,377
Total 347,982,138
Consumer Discretionary (13.8%)
1,034,596 Amazon.com, Inc.
a
199,935,677
322,703 Best Buy Company, Inc. 27,200,636
578,726 eBay, Inc. 31,089,161
240,977 Expedia Group, Inc.
a
30,360,692
152,658 Home Depot, Inc. 52,550,990
277,959 Tesla, Inc.
a
55,002,527
Total 396,139,683
Consumer Staples (1.3%)
550,639 Walmart, Inc. 37,283,767
Total 37,283,767
Energy (1.0%)
854,416 Halliburton Company 28,862,172
Total 28,862,172
Financials (6.5%)
111,572 American Express Company 25,834,497
61,628 Ameriprise Financial, Inc. 26,326,865
51,472 FactSet Research Systems, Inc. 21,014,474
202,760 Intercontinental Exchange, Inc. 27,755,816
102,651 J.P. Morgan Chase & Company 20,762,191
790,067 KeyCorp 11,226,852
456,966 PayPal Holdings, Inc.
a
26,517,737
214,785 Raymond James Financial, Inc. 26,549,574
Total 185,988,006
Health Care (11.8%)
115,837 Amgen, Inc. 36,193,271
142,902 Danaher Corporation 35,704,065
72,180 Eli Lilly & Company 65,350,328
374,150 Gilead Sciences, Inc. 25,670,431
95,656 Intuitive Surgical, Inc.
a
42,552,572
123,644 Labcorp Holdings, Inc. 25,162,790
322,058 Medtronic plc 25,349,185
68,883 Molina Healthcare, Inc.
a
20,478,916
192,354 Novo Nordisk AS ADR 27,456,610
213,850 Zoetis, Inc. 37,073,036
Total 340,991,204
Industrials (5.7%)
84,893 Caterpillar, Inc. 28,277,859
522,564 Fastenal Company 32,837,922
62,094 Northrop Grumman Corporation 27,069,879
643,371 Uber Technologies, Inc.
a
46,760,204
203,039 United Parcel Service, Inc. 27,785,887
Total 162,731,751
Information Technology (43.1%)
388,473 Advanced Micro Devices, Inc.
a
63,014,205
1,024,859 Apple, Inc. 215,855,803
176,002 Applied Materials, Inc. 41,534,712
12,458 Broadcom, Inc. 20,001,693
152,477 CDW Corporation 34,130,452
431,957 Fortinet, Inc.
a
26,034,048
186,798 International Business Machines
Corporation 32,306,714
Shares Common Stock (97.1%) Value
Information Technology (43.1%) - continued
698,803 Microsoft Corporation $ 312,330,001
2,427,657 NVIDIA Corporation 299,912,746
277,950 QUALCOMM, Inc. 55,362,081
184,532 Salesforce, Inc. 47,443,177
83,590 ServiceNow, Inc.
a
65,757,745
48,574 Tyler Technologies, Inc.
a
24,422,036
Total 1,238,105,413
Materials (0.9%)
172,339 Nucor Corporation 27,243,349
Total 27,243,349
Real Estate (0.9%)
33,126 Equinix, Inc. 25,063,131
Total 25,063,131
Total Common Stock
(cost $1,463,623,582) 2,790,390,614
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
8,162,545 5.580% 81,625,455
Total Short-Term Investments
(cost $81,625,455) 81,625,455
Total Investments (cost
$1,545,249,037) 99.9% $2,872,016,069
Other Assets and Liabilities, Net
0.1% 3,309,339
Total Net Assets 100.0% $2,875,325,408
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,330,307,560
Gross unrealized depreciation (11,891,551)
Net unrealized appreciation (depreciation) $ 1,318,416,009
Cost for federal income tax purposes $ 1,553,600,060

Large Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 347,982,138 347,982,138 – –
Consumer Discretionary 396,139,683 396,139,683 – –
Consumer Staples 37,283,767 37,283,767 – –
Energy 28,862,172 28,862,172 – –
Financials 185,988,006 185,988,006 – –
Health Care 340,991,204 340,991,204 – –
Industrials 162,731,751 162,731,751 – –
Information Technology 1,238,105,413 1,238,105,413 – –
Materials 27,243,349 27,243,349 – –
Real Estate 25,063,131 25,063,131 – –
Subtotal Investments in Securities $2,790,390,614 $ 2,790,390,614 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 81,625,455
Subtotal Other Investments $81,625,455
Total Investments at Value $2,872,016,069
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $57,373 $149,008 $124,756 $81,625 8,163 2.8%
Total Affiliated Short-Term Investments 57,373 81,625 2.8
Total Value $57,373 $81,625
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $1,482
Total Income/Non Cash Income from Affiliated
Investments $1,482
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.3% ) Value
Communications Services (9.3%)
237,001 Alphabet, Inc., Class A $ 43,169,732
197,169 Alphabet, Inc., Class C 36,164,738
289,297 AT&T, Inc. 5,528,466
3,952 Charter Communications, Inc.
a
1,181,490
157,927 Comcast Corporation 6,184,421
9,816 Electronic Arts, Inc. 1,367,663
9,326 Fox Corporation, Class A 320,535
5,323 Fox Corporation, Class B 170,442
15,228 Interpublic Group of Companies,
Inc. 442,983
5,747 Live Nation Entertainment, Inc.
a
538,724
10,719 Match Group, Inc.
a
325,643
88,419 Meta Platforms, Inc. 44,582,628
17,386 Netflix, Inc.
a
11,733,464
15,300 News Corporation, Class A 421,821
4,616 News Corporation, Class B 131,048
7,901 Omnicom Group, Inc. 708,720
19,946 Paramount Global
b
207,239
6,407 Take-Two Interactive Software,
Inc.
a
996,224
20,804 T-Mobile US, Inc. 3,665,249
169,832 Verizon Communications, Inc. 7,003,872
73,555 Walt Disney Company 7,303,276
89,966 Warner Brothers Discovery, Inc.
a
669,347
Total 172,817,725
Consumer Discretionary (9.9%)
17,813 Airbnb, Inc.
a
2,700,985
369,495 Amazon.com, Inc.
a
71,404,909
10,977 Aptiv plc
a
773,000
698 AutoZone, Inc.
a
2,068,942
9,024 Bath & Body Works, Inc. 352,387
7,769 Best Buy Company, Inc. 654,849
1,369 Booking Holdings, Inc. 5,423,293
9,193 BorgWarner, Inc. 296,382
8,732 Caesars Entertainment, Inc.
a
347,010
6,350 CarMax, Inc.
a
465,709
40,754 Carnival Corporation
a
762,915
55,400 Chipotle Mexican Grill, Inc.
a
3,470,810
11,958 D.R. Horton, Inc. 1,685,241
4,816 Darden Restaurants, Inc. 728,757
1,036 Deckers Outdoor Corporation
a
1,002,796
1,407 Domino's Pizza, Inc. 726,476
20,416 eBay, Inc. 1,096,747
4,718 Etsy, Inc.
a
278,268
5,122 Expedia Group, Inc.
a
645,321
158,222 Ford Motor Company 1,984,104
6,200 Garmin, Ltd. 1,010,104
46,035 General Motors Company 2,138,786
5,620 Genuine Parts Company 777,358
5,280 Hasbro, Inc. 308,880
10,089 Hilton Worldwide Holdings, Inc. 2,201,420
39,986 Home Depot, Inc. 13,764,781
14,729 Las Vegas Sands Corporation 651,758
9,880 Lennar Corporation 1,480,716
10,764 LKQ Corporation 447,675
23,086 Lowe's Companies, Inc. 5,089,540
4,623 Lululemon Athletica, Inc.
a
1,380,890
9,680 Marriott International, Inc./MD 2,340,334
29,078 McDonald's Corporation 7,410,237
10,125 MGM Resorts International
a
449,955
2,139 Mohawk Industries, Inc.
a
242,969
48,879 NIKE, Inc. 3,684,010
17,311 Norwegian Cruise Line Holdings,
Ltd.
a
325,274
Shares Common Stock (99.3%) Value
Consumer Discretionary (9.9%) - continued
126 NVR, Inc.
a
$ 956,159
2,376 O'Reilly Automotive, Inc.
a
2,509,199
1,546 Pool Corporation 475,132
8,487 PulteGroup, Inc. 934,419
1,575 Ralph Lauren Corporation 275,719
13,529 Ross Stores, Inc. 1,966,034
9,553 Royal Caribbean Cruises, Ltd.
a
1,523,035
45,701 Starbucks Corporation 3,557,823
9,271 Tapestry, Inc. 396,706
111,948 Tesla, Inc.
a
22,152,270
45,694 TJX Companies, Inc. 5,030,909
4,350 Tractor Supply Company 1,174,500
1,934 Ulta Beauty, Inc.
a
746,273
3,810 Wynn Resorts, Ltd. 340,995
11,363 Yum! Brands, Inc. 1,505,143
Total 184,117,904
Consumer Staples (5.7%)
69,302 Altria Group, Inc. 3,156,706
19,949 Archer-Daniels-Midland Company 1,205,917
7,223 Brown-Forman Corporation 311,961
5,713 Bunge Global SA 609,977
7,938 Campbell Soup Company 358,718
9,866 Church & Dwight Company, Inc. 1,022,907
5,011 Clorox Company 683,851
156,433 Coca-Cola Company 9,956,960
33,103 Colgate-Palmolive Company 3,212,315
19,289 Conagra Brands, Inc. 548,193
6,496 Constellation Brands, Inc. 1,671,291
17,894 Costco Wholesale Corporation 15,209,721
8,863 Dollar General Corporation 1,171,955
8,361 Dollar Tree, Inc.
a
892,704
9,402 Estee Lauder Companies, Inc. 1,000,373
22,778 General Mills, Inc. 1,440,936
5,956 Hershey Company 1,094,892
11,712 Hormel Foods Corporation 357,099
4,284 J.M. Smucker Company 467,127
10,621 Kellanova 612,619
77,258 Kenvue, Inc. 1,404,550
42,114 Keurig Dr Pepper, Inc. 1,406,608
13,585 Kimberly-Clark Corporation 1,877,447
31,846 Kraft Heinz Company 1,026,078
27,008 Kroger Company 1,348,509
5,826 Lamb Weston Holdings, Inc. 489,850
10,157 McCormick & Company, Inc. 720,538
7,337 Molson Coors Beverage Company 372,940
54,120 Mondelez International, Inc. 3,541,613
28,618 Monster Beverage Corporation
a,b
1,429,469
55,469 PepsiCo, Inc. 9,148,502
62,722 Philip Morris International, Inc. 6,355,620
95,225 Procter & Gamble Company 15,704,507
20,092 Sysco Corporation 1,434,368
18,666 Target Corporation 2,763,315
11,540 Tyson Foods, Inc. 659,396
28,891 Walgreens Boots Alliance, Inc. 349,437
172,352 Walmart, Inc. 11,669,954
Total 106,688,923
Energy (3.6%)
14,527 APA Corporation 427,675
40,267 Baker Hughes Company 1,416,190
69,154 Chevron Corporation 10,817,069
47,188 ConocoPhillips 5,397,363
30,028 Coterra Energy, Inc. 800,847

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Energy (3.6%) - continued
25,500 Devon Energy Corporation $ 1,208,700
7,196 Diamondback Energy, Inc. 1,440,567
23,188 EOG Resources, Inc. 2,918,673
17,817 EQT Corporation 658,873
180,995 Exxon Mobil Corporation 20,836,144
35,720 Halliburton Company 1,206,622
11,151 Hess Corporation 1,644,995
77,905 Kinder Morgan, Inc. 1,547,972
22,757 Marathon Oil Corporation 652,443
14,216 Marathon Petroleum Corporation 2,466,192
26,830 Occidental Petroleum Corporation 1,691,095
23,549 ONEOK, Inc. 1,920,421
17,105 Phillips 66 2,414,713
57,670 Schlumberger NV 2,720,871
8,946 Targa Resources Corporation 1,152,066
13,193 Valero Energy Corporation 2,068,135
49,174 Williams Companies, Inc. 2,089,895
Total 67,497,521
Financials (12.3%)
20,863 Aflac, Inc. 1,863,275
10,648 Allstate Corporation 1,700,060
22,927 American Express Company 5,308,747
26,777 American International Group, Inc. 1,987,924
4,008 Ameriprise Financial, Inc. 1,712,178
8,773 Aon plc 2,575,577
15,089 Arch Capital Group, Ltd.
a
1,522,329
8,816 Arthur J. Gallagher & Company 2,286,077
2,097 Assurant, Inc. 348,626
274,512 Bank of America Corporation 10,917,342
30,172 Bank of New York Mellon
Corporation 1,807,001
73,043 Berkshire Hathaway, Inc.
a
29,713,892
5,636 BlackRock, Inc. 4,437,336
28,834 Blackstone, Inc. 3,569,649
9,553 Brown & Brown, Inc. 854,134
15,417 Capital One Financial Corporation 2,134,484
4,243 Cboe Global Markets, Inc. 721,565
60,235 Charles Schwab Corporation 4,438,717
16,384 Chubb, Ltd. 4,179,231
6,317 Cincinnati Financial Corporation 746,038
76,960 Citigroup, Inc. 4,883,882
18,359 Citizens Financial Group, Inc. 661,475
14,528 CME Group, Inc. 2,856,205
2,835 Corpay, Inc.
a
755,272
10,111 Discover Financial Services 1,322,620
1,753 Everest Group, Ltd. 667,928
1,538 FactSet Research Systems, Inc. 627,919
22,443 Fidelity National Information
Services, Inc. 1,691,304
27,599 Fifth Third Bancorp 1,007,088
23,607 Fiserv, Inc.
a
3,518,387
12,099 Franklin Resources, Inc. 270,413
3,388 Global Life, Inc. 278,765
10,299 Global Payments, Inc. 995,913
13,011 Goldman Sachs Group, Inc. 5,885,136
11,933 Hartford Financial Services Group,
Inc. 1,199,744
58,474 Huntington Bancshares, Inc./OH 770,687
23,143 Intercontinental Exchange, Inc. 3,168,045
18,150 Invesco, Ltd. 271,524
115,864 J.P. Morgan Chase & Company 23,434,653
2,941 Jack Henry & Associates, Inc. 488,265
38,042 KeyCorp 540,577
26,853 KKR & Company, Inc. 2,826,010
Shares Common Stock (99.3%) Value
Financials (12.3%) - continued
7,325 Loews Corporation $ 547,470
6,732 M&T Bank Corporation 1,018,956
1,529 MarketAxess Holdings, Inc. 306,610
19,880 Marsh & McLennan Companies,
Inc. 4,189,114
33,125 Mastercard, Inc. 14,613,425
24,101 MetLife, Inc. 1,691,649
6,336 Moody's Corporation 2,667,012
50,490 Morgan Stanley 4,907,123
3,196 MSCI, Inc. 1,539,673
15,353 Nasdaq, Inc. 925,172
8,255 Northern Trust Corporation 693,255
42,205 PayPal Holdings, Inc.
a
2,449,156
16,055 PNC Financial Services Group,
Inc. 2,496,231
8,700 Principal Financial Group, Inc. 682,515
23,631 Progressive Corporation 4,908,395
14,485 Prudential Financial, Inc. 1,697,497
7,527 Raymond James Financial, Inc. 930,412
36,951 Regions Financial Corporation 740,498
12,915 S&P Global, Inc. 5,760,090
12,155 State Street Corporation 899,470
16,201 Synchrony Financial 764,525
9,010 T. Rowe Price Group, Inc. 1,038,943
9,239 Travelers Companies, Inc. 1,878,658
53,989 Truist Financial Corporation 2,097,473
62,960 U.S. Bancorp 2,499,512
63,513 Visa, Inc. 16,670,257
8,149 W.R. Berkley Corporation 640,348
140,664 Wells Fargo & Company 8,354,035
4,125 Willis Towers Watson plc 1,081,327
Total 229,634,795
Health Care (11.6%)
70,190 Abbott Laboratories 7,293,443
71,248 AbbVie, Inc. 12,220,457
11,824 Agilent Technologies, Inc. 1,532,745
2,825 Align Technology, Inc.
a
682,040
21,644 Amgen, Inc. 6,762,668
20,560 Baxter International, Inc. 687,732
11,661 Becton, Dickinson and Company 2,725,292
5,874 Biogen, Inc.
a
1,361,711
823 Bio-Rad Laboratories, Inc.
a
224,770
6,358 Bio-Techne Corporation 455,551
59,318 Boston Scientific Corporation
a
4,568,079
81,788 Bristol-Myers Squibb Company 3,396,656
9,827 Cardinal Health, Inc. 966,191
7,302 Catalent, Inc.
a
410,591
6,679 Cencora, Inc. 1,504,779
21,532 Centene Corporation
a
1,427,572
2,078 Charles River Laboratories
International, Inc.
a
429,273
11,462 Cigna Group 3,788,993
8,019 Cooper Companies, Inc. 700,059
50,651 CVS Health Corporation 2,991,448
26,597 Danaher Corporation 6,645,260
2,088 DaVita, Inc.
a
289,334
16,046 Dexcom, Inc.
a
1,819,295
24,313 Edwards Lifesciences Corporation
a
2,245,792
9,377 Elevance Health, Inc. 5,081,021
32,211 Eli Lilly & Company 29,163,195
17,128 GE HealthCare Technologies, Inc. 1,334,614
50,267 Gilead Sciences, Inc. 3,448,819
7,820 HCA Healthcare, Inc. 2,512,410
5,167 Henry Schein, Inc.
a
331,205

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Health Care (11.6%) - continued
9,416 Hologic, Inc.
a
$ 699,138
4,862 Humana, Inc. 1,816,686
3,332 IDEXX Laboratories, Inc.
a
1,623,350
6,415 Incyte Corporation
a
388,877
2,826 Insulet Corporation
a
570,287
14,311 Intuitive Surgical, Inc.
a
6,366,248
7,351 IQVIA Holding, Inc.
a
1,554,295
97,103 Johnson & Johnson 14,192,574
3,401 Labcorp Holdings, Inc. 692,137
5,245 McKesson Corporation 3,063,290
53,574 Medtronic plc 4,216,810
102,192 Merck & Company, Inc. 12,651,370
862 Mettler-Toledo International, Inc.
a
1,204,723
13,453 Moderna, Inc.
a
1,597,544
2,364 Molina Healthcare, Inc.
a
702,817
228,632 Pfizer, Inc. 6,397,123
4,482 Quest Diagnostics, Inc. 613,496
4,280 Regeneron Pharmaceuticals, Inc.
a
4,498,408
5,927 ResMed, Inc. 1,134,546
4,979 Revvity, Inc. 522,098
5,575 Solventum Corporation
a
294,806
3,987 STERIS plc 875,306
13,680 Stryker Corporation 4,654,620
1,900 Teleflex, Inc. 399,627
15,401 Thermo Fisher Scientific, Inc. 8,516,753
37,135 UnitedHealth Group, Inc. 18,911,370
2,408 Universal Health Services, Inc. 445,311
10,412 Vertex Pharmaceuticals, Inc.
a
4,880,313
48,041 Viatris, Inc. 510,676
2,393 Waters Corporation
a
694,257
2,939 West Pharmaceutical Services,
Inc. 968,077
8,301 Zimmer Biomet Holdings, Inc. 900,908
18,410 Zoetis, Inc. 3,191,558
Total 216,750,394
Industrials (8.1%)
22,327 3M Company 2,281,596
4,873 A.O. Smith Corporation 398,514
3,528 Allegion plc 416,833
26,472 American Airlines Group, Inc.
a
299,928
9,339 AMETEK, Inc. 1,556,905
16,514 Automatic Data Processing, Inc. 3,941,727
2,862 Axon Enterprise, Inc.
a
842,115
23,282 Boeing Company
a
4,237,557
4,768 Broadridge Financial Solutions,
Inc. 939,296
4,925 Builders FirstSource, Inc.
a
681,669
4,724 C.H. Robinson Worldwide, Inc. 416,279
33,809 Carrier Global Corporation 2,132,672
19,732 Caterpillar, Inc. 6,572,729
3,480 Cintas Corporation 2,436,905
35,301 Copart, Inc.
a
1,911,902
78,876 CSX Corporation 2,638,402
5,519 Cummins, Inc. 1,528,377
6,371 Dayforce, Inc.
a
316,002
10,445 Deere & Company 3,902,565
26,037 Delta Air Lines, Inc. 1,235,195
5,545 Dover Corporation 1,000,595
16,131 Eaton Corporation plc 5,057,875
23,083 Emerson Electric Company 2,542,823
4,987 Equifax, Inc. 1,209,148
5,699 Expeditors International of
Washington, Inc. 711,178
23,101 Fastenal Company 1,451,667
Shares Common Stock (99.3%) Value
Industrials (8.1%) - continued
9,134 FedEx Corporation $ 2,738,739
14,203 Fortive Corporation 1,052,442
11,059 GE Vernova, Inc.
a
1,896,729
2,446 Generac Holdings, Inc.
a
323,410
9,173 General Dynamics Corporation 2,661,454
44,165 General Electric Company 7,020,910
26,274 Honeywell International, Inc. 5,610,550
15,646 Howmet Aerospace, Inc. 1,214,599
2,166 Hubbell, Inc. 791,630
1,591 Huntington Ingalls Industries, Inc. 391,911
3,054 IDEX Corporation 614,465
10,956 Illinois Tool Works, Inc. 2,596,134
16,277 Ingersoll Rand, Inc. 1,478,603
5,052 Jacobs Solutions, Inc. 705,815
3,289 JB Hunt Transport Services, Inc. 526,240
27,181 Johnson Controls International plc 1,806,721
7,653 L3Harris Technologies, Inc. 1,718,711
5,455 Leidos Holdings, Inc. 795,775
8,616 Lockheed Martin Corporation 4,024,534
8,886 Masco Corporation 592,430
2,192 Nordson Corporation 508,412
9,115 Norfolk Southern Corporation 1,956,899
5,613 Northrop Grumman Corporation 2,446,987
7,189 Old Dominion Freight Line, Inc. 1,269,577
16,313 Otis Worldwide Corporation 1,570,289
21,148 PACCAR, Inc. 2,176,975
5,186 Parker-Hannifin Corporation 2,623,131
12,926 Paychex, Inc. 1,532,507
1,940 Paycom Software, Inc. 277,498
6,699 Pentair plc 513,612
5,906 Quanta Services, Inc. 1,500,656
8,259 Republic Services, Inc. 1,605,054
4,600 Rockwell Automation, Inc. 1,266,288
11,332 Rollins, Inc. 552,888
53,642 RTX Corporation 5,385,120
2,127 Snap-On, Inc. 555,977
24,146 Southwest Airlines Company 690,817
6,209 Stanley Black & Decker, Inc. 496,037
7,694 Textron, Inc. 660,607
9,133 Trane Technologies plc 3,004,118
2,258 TransDigm Group, Inc. 2,884,843
84,307 Uber Technologies, Inc.
a
6,127,433
24,617 Union Pacific Corporation 5,569,842
13,266 United Airlines Holdings, Inc.
a
645,524
29,429 United Parcel Service, Inc. 4,027,359
2,687 United Rentals, Inc. 1,737,763
8,864 Veralto Corporation 846,246
5,757 Verisk Analytics, Inc. 1,551,799
1,764 W.W. Grainger, Inc. 1,591,551
7,117 Wabtec Corporation 1,124,842
14,726 Waste Management, Inc. 3,141,645
9,782 Xylem, Inc. 1,326,733
Total 150,391,285
Information Technology (32.2%)
25,368 Accenture plc 7,696,905
18,076 Adobe, Inc.
a
10,041,941
65,214 Advanced Micro Devices, Inc.
a
10,578,363
6,146 Akamai Technologies, Inc.
a
553,632
48,466 Amphenol Corporation 3,265,154
20,009 Analog Devices, Inc. 4,567,254
3,522 ANSYS, Inc.
a
1,132,323
581,569 Apple, Inc. 122,490,063
33,525 Applied Materials, Inc. 7,911,565
10,241 Arista Networks, Inc.
a
3,589,266

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Information Technology (32.2%) - continued
8,631 Autodesk, Inc.
a
$ 2,135,741
17,576 Broadcom, Inc. 28,218,795
10,980 Cadence Design Systems, Inc.
a
3,379,095
5,423 CDW Corporation 1,213,884
163,374 Cisco Systems, Inc. 7,761,899
20,061 Cognizant Technology Solutions
Corporation 1,364,148
31,106 Corning, Inc. 1,208,468
9,307 CrowdStrike Holdings, Inc.
a
3,566,349
5,490 Enphase Energy, Inc.
a
547,408
2,339 EPAM Systems, Inc.
a
439,989
2,365 F5, Inc.
a
407,324
997 Fair Isaac Corporation
a
1,484,194
4,319 First Solar, Inc.
a
973,762
25,583 Fortinet, Inc.
a
1,541,887
3,132 Gartner, Inc.
a
1,406,456
22,232 Gen Digital, Inc. 555,355
5,687 GoDaddy, Inc.
a
794,531
52,452 Hewlett Packard Enterprise
Company 1,110,409
34,822 HP, Inc. 1,219,466
171,759 Intel Corporation 5,319,376
37,063 International Business Machines
Corporation 6,410,046
11,296 Intuit, Inc. 7,423,844
4,866 Jabil, Inc. 529,372
13,112 Juniper Networks, Inc. 478,064
7,043 Keysight Technologies, Inc.
a
963,130
5,432 KLA Corporation 4,478,738
5,275 Lam Research Corporation 5,617,084
21,803 Microchip Technology, Inc. 1,994,975
44,679 Micron Technology, Inc. 5,876,629
299,874 Microsoft Corporation 134,028,684
1,964 Monolithic Power Systems, Inc. 1,613,780
6,729 Motorola Solutions, Inc. 2,597,730
8,327 NetApp, Inc. 1,072,518
992,479 NVIDIA Corporation 122,610,856
10,316 NXP Semiconductors NV 2,775,932
17,359 ON Semiconductor Corporation
a
1,189,959
64,319 Oracle Corporation 9,081,843
13,036 Palo Alto Networks, Inc.
a
4,419,334
4,831 PTC, Inc.
a
877,648
3,895 Qorvo, Inc.
a
451,976
45,108 QUALCOMM, Inc. 8,984,611
4,319 Roper Industries, Inc. 2,434,448
39,187 Salesforce, Inc. 10,074,978
7,879 Seagate Technology Holdings plc 813,664
8,271 ServiceNow, Inc.
a
6,506,548
6,474 Skyworks Solutions, Inc. 689,999
2,032 Super Micro Computer, Inc.
a
1,664,919
6,155 Synopsys, Inc.
a
3,662,594
12,356 TE Connectivity, Ltd. 1,858,713
1,913 Teledyne Technologies, Inc.
a
742,206
6,299 Teradyne, Inc. 934,079
36,736 Texas Instruments, Inc. 7,146,254
9,853 Trimble, Inc.
a
550,980
1,713 Tyler Technologies, Inc.
a
861,262
3,496 VeriSign, Inc.
a
621,589
13,174 Western Digital Corporation
a
998,194
2,075 Zebra Technologies Corporation
a
641,030
Total 600,153,212
Materials (2.2%)
8,969 Air Products and Chemicals, Inc. 2,314,450
4,742 Albemarle Corporation 452,956
Shares Common Stock (99.3%) Value
Materials (2.2%) - continued
58,316 Amcor plc $ 570,330
3,250 Avery Dennison Corporation 710,613
12,523 Ball Corporation 751,630
4,054 Celanese Corporation 546,844
7,375 CF Industries Holdings, Inc. 546,635
28,121 Corteva, Inc. 1,516,847
28,373 Dow, Inc. 1,505,188
16,869 DuPont de Nemours, Inc. 1,357,786
4,747 Eastman Chemical Company 465,064
10,255 Ecolab, Inc. 2,440,690
5,036 FMC Corporation 289,822
57,959 Freeport-McMoRan, Inc. 2,816,807
10,303 International Flavors & Fragrances,
Inc. 980,949
14,014 International Paper Company 604,704
19,396 Linde plc 8,511,159
10,379 LyondellBasell Industries NV 992,855
2,487 Martin Marietta Materials, Inc. 1,347,457
12,967 Mosaic Company 374,746
46,526 Newmont Corporation 1,948,044
9,674 Nucor Corporation 1,529,266
3,597 Packaging Corporation of America 656,668
9,496 PPG Industries, Inc. 1,195,451
9,412 Sherwin-Williams Company 2,808,823
5,960 Steel Dynamics, Inc. 771,820
5,336 Vulcan Materials Company 1,326,956
10,416 WestRock Company 523,508
Total 39,858,068
Real Estate (2.1%)
6,350 Alexandria Real Estate Equities,
Inc. 742,759
18,841 American Tower Corporation 3,662,313
5,729 AvalonBay Communities, Inc. 1,185,273
5,830 BXP, Inc. 358,895
4,298 Camden Property Trust 468,955
12,169 CBRE Group, Inc.
a
1,084,379
16,476 CoStar Group, Inc.
a
1,221,531
17,532 Crown Castle, Inc. 1,712,876
13,093 Digital Realty Trust, Inc. 1,990,791
3,829 Equinix, Inc. 2,897,021
13,914 Equity Residential 964,797
2,591 Essex Property Trust, Inc. 705,270
8,543 Extra Space Storage, Inc. 1,327,668
3,012 Federal Realty Investment Trust 304,122
28,396 Healthpeak Properties, Inc. 556,562
28,447 Host Hotels & Resorts, Inc. 511,477
23,231 Invitation Homes, Inc. 833,761
11,827 Iron Mountain, Inc. 1,059,936
26,927 Kimco Realty Corporation 523,999
4,714 Mid-America Apartment
Communities, Inc. 672,263
37,355 Prologis, Inc. 4,195,340
6,381 Public Storage 1,835,495
35,133 Realty Income Corporation 1,855,725
6,635 Regency Centers Corporation 412,697
4,335 SBA Communications Corporation 850,960
13,151 Simon Property Group, Inc. 1,996,322
12,224 UDR, Inc. 503,018
16,332 Ventas, Inc. 837,178
42,090 VICI Properties, Inc. 1,205,458
24,124 Welltower, Inc. 2,514,927

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.3%) Value
Real Estate (2.1%) - continued
29,414 Weyerhaeuser Company $ 835,063
Total 39,826,831
Utilities (2.3%)
28,674 AES Corporation 503,802
10,344 Alliant Energy Corporation 526,510
10,759 Ameren Corporation 765,073
21,268 American Electric Power
Company, Inc. 1,866,054
7,861 American Water Works Company,
Inc. 1,015,327
6,087 Atmos Energy Corporation 710,049
25,811 CenterPoint Energy, Inc. 799,625
12,049 CMS Energy Corporation 717,277
13,954 Consolidated Edison, Inc. 1,247,767
12,719 Constellation Energy Corporation 2,547,234
33,820 Dominion Energy, Inc. 1,657,180
8,349 DTE Energy Company 926,822
31,139 Duke Energy Corporation 3,121,062
15,524 Edison International 1,114,778
8,616 Entergy Corporation 921,912
9,277 Evergy, Inc. 491,403
14,213 Eversource Energy 806,019
40,348 Exelon Corporation 1,396,444
20,899 FirstEnergy Corporation 799,805
82,895 NextEra Energy, Inc. 5,869,795
18,088 NiSource, Inc. 521,115
8,411 NRG Energy, Inc. 654,880
86,224 PG&E Corporation 1,505,471
4,582 Pinnacle West Capital Corporation 349,973
29,766 PPL Corporation 823,030
20,096 Public Service Enterprise Group,
Inc. 1,481,075
25,534 Sempra 1,942,116
44,117 Southern Company 3,422,156
13,178 Vistra Energy Corporation 1,133,044
12,743 WEC Energy Group, Inc. 999,816
22,419 Xcel Energy, Inc. 1,197,399
Total 41,834,013
Total Common Stock
(cost $562,666,737) 1,849,570,671
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
395,100 Thrivent Cash Management Trust 395,100
Total Collateral Held for
Securities Loaned
(cost $395,100) 395,100
Shares or
Principal
Amount Short-Term Investments ( 0.7% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.245%, 8/16/2024
c,d
397,150
600,000 5.260%, 8/23/2024
c,d
595,114
Shares or
Principal
Amount Short-Term Investments (0.7%) Value
Thrivent Core Short-Term Reserve
Fund
1,129,000 5.580% $ 11,289,997
Total Short-Term Investments
(cost $12,282,378) 12,282,261
Total Investments (cost
$575,344,215) 100.0% $1,862,248,032
Other Assets and Liabilities, Net
<0.1% 196,663
Total Net Assets 100.0% $1,862,444,695
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 386,181
Total lending $386,181
Gross amount payable upon return of
collateral for securities loaned $395,100
Net amounts due to counterparty $8,919
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,301,095,929
Gross unrealized depreciation (27,315,446)
Net unrealized appreciation (depreciation) $ 1,273,780,483
Cost for federal income tax purposes $ 588,505,781

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 172,817,725 172,817,725 – –
Consumer Discretionary 184,117,904 184,117,904 – –
Consumer Staples 106,688,923 106,688,923 – –
Energy 67,497,521 67,497,521 – –
Financials 229,634,795 229,634,795 – –
Health Care 216,750,394 216,750,394 – –
Industrials 150,391,285 150,391,285 – –
Information Technology 600,153,212 600,153,212 – –
Materials 39,858,068 39,858,068 – –
Real Estate 39,826,831 39,826,831 – –
Utilities 41,834,013 41,834,013 – –
Short-Term Investments 992,264 – 992,264 –
Subtotal Investments in Securities $1,850,562,935 $1,849,570,671 $992,264 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,289,997
Collateral Held for Securities Loaned 395,100
Subtotal Other Investments $11,685,097
Total Investments at Value $1,862,248,032
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 38,232 38,232 – –
Total Asset Derivatives $38,232 $38,232 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $992,264 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 47 September 2024 $ 12,937,293 $ 38,232
Total Futures Long Contracts $ 12,937,293 $ 38,232
Total Futures Contracts $ 12,937,293 $38,232

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 38,232
Total Equity Contracts 38,232
Total Asset Derivatives $38,232
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,404,445
Total Equity Contracts
1,404,445
Total $1,404,445
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (143,605)
Total Equity Contracts (143,605)
Total ($143,605)
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $11,426,812

Large Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $3,008 $53,577 $45,295 $11,290 1,129 0.6%
Total Affiliated Short-Term Investments 3,008 11,290 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 725 6,406 6,736 395 395 <0.1
Total Collateral Held for Securities Loaned 725 395 <0.1
Total Value $3,733 $11,685
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $248
Total Income/Non Cash Income from Affiliated
Investments $248
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (7.3%)
256,228 Alphabet, Inc., Class C $ 46,997,340
982,449 Comcast Corporation 38,472,703
105,822 Meta Platforms, Inc. 53,357,569
1,420,011 Verizon Communications, Inc. 58,561,253
1,685,197 Warner Brothers Discovery, Inc.
a
12,537,866
Total 209,926,731
Consumer Discretionary (5.8%)
293,910 Aptiv plc
a
20,697,142
6,454 Booking Holdings, Inc. 25,567,521
114,319 Columbia Sportswear Company 9,040,346
122,657 D.R. Horton, Inc. 17,286,051
167,765 Lowe's Companies, Inc. 36,985,472
250,449 Sony Group Corporation ADR 21,275,643
204,133 Wyndham Hotels & Resorts, Inc. 15,105,842
714,379 Yum China Holding, Inc. 22,031,448
Total 167,989,465
Consumer Staples (8.0%)
2,153,559 Coty, Inc.
a
21,578,661
1,331,483 Kenvue, Inc. 24,206,361
333,736 Lamb Weston Holdings, Inc. 28,060,523
589,050 Philip Morris International, Inc. 59,688,437
525,772 Sysco Corporation 37,534,863
857,897 Walmart, Inc. 58,088,206
Total 229,157,051
Energy (9.7%)
438,088 ConocoPhillips 50,108,505
712,678 Devon Energy Corporation 33,780,937
1,396,238 Enterprise Products Partners, LP 40,462,977
767,671 Exxon Mobil Corporation 88,374,286
600,240 Halliburton Company 20,276,107
150,159 Marathon Petroleum Corporation 26,049,583
275,897 Shell plc ADR 19,914,246
Total 278,966,641
Financials (21.3%)
122,358 Allstate Corporation 19,535,678
578,514 American International Group, Inc. 42,948,880
1,488,787 Bank of America Corporation 59,209,059
707,570 Bank of New York Mellon
Corporation 42,376,367
186,181 Capital One Financial Corporation 25,776,760
409,894 Carlyle Group, Inc. 16,457,244
666,051 Charles Schwab Corporation 49,081,298
146,874 Chubb, Ltd. 37,464,620
454,159 Comerica, Inc. 23,180,275
230,426 Discover Financial Services 30,142,025
9,346 First Citizens BancShares, Inc./NC 15,735,019
243,339 Intercontinental Exchange, Inc. 33,310,676
386,816 J.P. Morgan Chase & Company 78,237,404
433,500 MetLife, Inc. 30,427,365
198,401 Raymond James Financial, Inc. 24,524,348
1,411,885 Wells Fargo & Company 83,851,850
Total 612,258,868
Health Care (13.7%)
57,070 Amgen, Inc. 17,831,521
523,808 AstraZeneca plc ADR 40,851,786
1,043,039 Avantor, Inc.
a
22,112,427
68,440 Biogen, Inc.
a
15,865,761
100,655 Cigna Group 33,273,523
Shares Common Stock (98.3%) Value
Health Care (13.7%) - continued
114,943 Elevance Health, Inc. $ 62,283,014
300,072 Gilead Sciences, Inc. 20,587,940
421,749 Johnson & Johnson 61,642,834
127,268 Labcorp Holdings, Inc. 25,900,311
460,053 Merck & Company, Inc. 56,954,561
338,292 Zimmer Biomet Holdings, Inc. 36,714,831
Total 394,018,509
Industrials (11.5%)
55,507 Caterpillar, Inc. 18,489,382
2,371,096 CNH Industrial NV 24,019,202
855,005 CSX Corporation 28,599,917
689,168 Delta Air Lines, Inc. 32,694,130
652,242 Flowserve Corporation 31,372,840
133,354 General Dynamics Corporation 38,691,330
189,687 Honeywell International, Inc. 40,505,762
163,547 Jacobs Solutions, Inc. 22,849,151
155,530 JB Hunt Transport Services, Inc. 24,884,800
154,443 L3Harris Technologies, Inc. 34,684,809
253,909 United Parcel Service, Inc. 34,747,447
Total 331,538,770
Information Technology (9.4%)
928,447 Cisco Systems, Inc. 44,110,517
157,580 Crane NXT Company 9,678,564
274,006 International Business Machines
Corporation 47,389,338
295,829 QUALCOMM, Inc. 58,923,220
1,048,262 Samsung Electronics Company,
Ltd. 61,694,220
280,610 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 48,772,824
Total 270,568,683
Materials (3.5%)
410,831 CF Industries Holdings, Inc. 30,450,794
330,935 Corteva, Inc. 17,850,634
269,704 Eastman Chemical Company 26,422,901
168,106 Nucor Corporation 26,574,196
Total 101,298,525
Real Estate (3.0%)
68,435 AvalonBay Communities, Inc. 14,158,517
178,434 CBRE Group, Inc.
a
15,900,254
314,867 Crown Castle, Inc. 30,762,506
1,538,820 Healthcare Realty Trust, Inc. 25,359,753
Total 86,181,030
Utilities (5.1%)
219,456 Constellation Energy Corporation 43,950,453
370,280 Duke Energy Corporation 37,113,165
314,656 Entergy Corporation 33,668,192
457,806 Public Service Enterprise Group,
Inc. 33,740,302
Total 148,472,112
Total Common Stock
(cost $2,087,986,139) 2,830,376,385

Large Cap Value Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.5% ) Value
U.S. Unaffiliated  (0.5%)
151,953 SPDR S&P Biotech ETF
b
$ 14,087,563
Total 14,087,563
Total Registered Investment
Companies (cost $13,525,625) 14,087,563
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
8,015,850 Thrivent Cash Management Trust 8,015,850
Total Collateral Held for
Securities Loaned
(cost $8,015,850) 8,015,850
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
3,702,386 5.580% 37,023,859
Total Short-Term Investments
(cost $37,019,101) 37,023,859
Total Investments (cost
$2,146,546,715) 100.3% $2,889,503,657
Other Assets and Liabilities, Net
(0.3%) (9,551,239)
Total Net Assets 100.0% $2,879,952,418
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 7,843,266
Total lending $7,843,266
Gross amount payable upon return of
collateral for securities loaned $8,015,850
Net amounts due to counterparty $172,584
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 848,705,804
Gross unrealized depreciation (88,418,066)
Net unrealized appreciation (depreciation) $ 760,287,738
Cost for federal income tax purposes $ 2,129,215,919
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 209,926,731 209,926,731 – –
Consumer Discretionary 167,989,465 167,989,465 – –
Consumer Staples 229,157,051 229,157,051 – –
Energy 278,966,641 278,966,641 – –
Financials 612,258,868 612,258,868 – –
Health Care 394,018,509 394,018,509 – –
Industrials 331,538,770 331,538,770 – –
Information Technology 270,568,683 208,874,463 61,694,220 –
Materials 101,298,525 101,298,525 – –
Real Estate 86,181,030 86,181,030 – –
Utilities 148,472,112 148,472,112 – –
Registered Investment Companies
U.S. Unaffiliated 14,087,563 14,087,563 – –
Subtotal Investments in Securities $2,844,463,948 $2,782,769,728 $61,694,220 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,023,859
Collateral Held for Securities Loaned 8,015,850
Subtotal Other Investments $45,039,709
Total Investments at Value $2,889,503,657
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $33,120 $179,663 $175,759 $37,024 3,702 1.3%
Total Affiliated Short-Term Investments 33,120 37,024 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 57,172 49,156 8,016 8,016 0.2
Total Collateral Held for Securities Loaned – 8,016 0.2
Total Value $33,120 $45,040
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $1,176
Total Income/Non Cash Income from Affiliated
Investments $1,176
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 33
Total Affiliated Income from Securities Loaned, Net $33
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Asset-Backed Securities (16.9%)
510 Asset Backed Trust
$ 1,609,262
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 1,575,191
1,560,688
5.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
1,537,366
ACHV ABS Trust
886,868
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
887,893
Affirm Asset Securitization Trust
41,297
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
40,958
1,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,517,871
1,646,995
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
1,652,255
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,894,066
924,273
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
925,382
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,840,166
Ares XL CLO, Ltd.
3,000,000
6.990%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
3,002,019
Auxilior Term Funding, LLC
2,250,000
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a,d
2,250,018
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,404,834
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,922,340
3,000,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
3,020,535
Bankers Healthcare Group
Securitization Trust
343,095
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
342,485
Benefit Street Partners CLO IV, Ltd.
2,500,000
7.221%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,c
2,505,947
BHG Securitization Trust
721,902
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
710,534
BRAVO Residential Funding Trust
1,702,746
6.085%,  (SOFR30A +
0.750%), 7/25/2024, Ser.
2021-HE2, Class A1
a,c
1,695,369
CarVal CLO I, Ltd.
2,800,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
2,809,282
CarVal CLO VII-C, Ltd.
1,750,000
7.525%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
1,752,630
Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (16.9%) - continued
Cascade Funding Mortgage Trust
$ 525,958
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
$ 504,082
Cascade Funding Mortgage Trust,
LLC
366,271
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
359,236
CIM Trust
944,312
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
935,626
Commonbond Student Loan Trust
209,603
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
196,451
284,911
5.960%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
279,961
Education Funding Trust
980,895
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
891,885
Elmwood CLO 18, Ltd.
4,000,000
6.967%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
4,009,704
Flatiron CLO, Ltd.
3,500,000
7.034%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,501,347
Foundation Finance Trust
927,948
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
843,667
2,234,610
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,265,028
Genesis Sales Finance Master
Trust
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,907,513
GMAC Mortgage Corporation
Loan Trust
30,471
5.960%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,e
16,157
GSAA Home Equity Trust
226,883
7.410%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
282,055
844,141
4.470%,  8/25/2034, Ser.
2004-10, Class M2
c
739,985
Home Partners of America Trust
2,018,124
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,854,360
Marlette Funding Trust
393,264
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
393,235
1,600,000
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
1,600,528
Merchants Fleet Funding, LLC
1,100,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,101,573
National Collegiate Trust
486,607
5.755%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
474,273

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (16.9%) - continued
Navient Student Loan Trust
$ 1,108,873
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
$ 1,057,735
Oak Street Investment
2,032,390
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,907,981
Octane Receivables Trust
1,250,000
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
1,250,472
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,268,085
OZLM VIII, Ltd.
2,000,000
7.229%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
2,001,054
OZLM XVII, Ltd.
2,800,000
7.325%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,c
2,809,394
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
2,000,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
2,000,441
Pagaya AI Debt Trust
273,894
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
274,923
Pagaya AI Technology in Housing
Trust
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,939,827
3,550,582
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
3,465,408
Palmer Square Loan Funding, Ltd.
1,000,000
6.836%,  (TSFR3M +
1.512%), 4/20/2029, Ser.
2021-1A, Class A2
a,c
1,002,337
Park Blue CLO, Ltd.
2,000,000
7.875%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
2,001,944
PPM CLO 2, Ltd.
3,750,000
6.826%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,c
3,777,791
Pretium Mortgage Credit Partners,
LLC
2,024,108
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
1,986,198
791,944
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
788,848
Progress Residential Trust
1,993,280
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,975,336
2,368,857
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,187,562
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
1,948,327
RCO VII Mortgage, LLC
1,316,623
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
1,312,549
Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (16.9%) - continued
SCF Equipment Leasing, LLC
$ 2,100,000
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
$ 2,116,871
SFS Auto Receivables
Securitization Trust
538,919
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
539,411
Sound Point CLO XV, Ltd.
1,081,184
7.088%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
1,082,363
Stratus Static CLO, Ltd.
3,000,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
3,000,939
Terwin Mortgage Trust
864,819
6.960%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
849,687
Towd Point Asset Trust
1,225,271
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,144,219
Tricon Residential Trust
1,250,000
5.700%,  6/17/2028, Ser.
2024-SFR2, Class B
a
1,239,698
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,021,298
1,200,000
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,171,089
U.S. Bank NA
1,108,195
6.789%,  8/25/2032, Ser.
2023-1, Class B
a
1,112,753
United Auto Credit Securitization
Trust
814,152
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
814,439
Upstart Securitization Trust
1,230,834
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
1,234,020
VCAT Asset Securitization, LLC
494,813
5.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
492,293
Vericrest Opportunity Loan
Transferee
1,041,950
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,025,770
1,645,069
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
1,620,737
537,942
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
532,923
1,848,884
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
1,804,603
Veridian Auto Receivables Trust
919,280
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
919,652
Wind River CLO, Ltd.
3,000,000
7.186%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
3,001,806
Total 125,124,590

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Basic Materials (1.9%)
Anglo American Capital plc
$ 1,050,000 4.875%,  5/14/2025
a
$ 1,041,956
EIDP, Inc.
906,000 4.500%,  5/15/2026 893,112
FMC Corporation
925,000 5.150%,  5/18/2026 918,547
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,880,210
Glencore Funding, LLC
1,500,000 5.338%,  4/4/2027
a
1,496,945
1,475,000 6.125%,  10/6/2028
a
1,509,867
International Flavors & Fragrances,
Inc.
750,000 1.832%,  10/15/2027
a
669,621
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,020,995
Mosaic Company
875,000 5.375%,  11/15/2028 878,130
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
925,000 5.300%,  3/15/2026
a
924,691
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 750,835
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,213,776
Total 14,198,685
Capital Goods (3.2%)
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,102,616
Amphenol Corporation
1,500,000 4.750%,  3/30/2026 1,487,517
BAE Systems plc
935,000 5.000%,  3/26/2027
a
928,106
Boeing Company
2,350,000 4.875%,  5/1/2025 2,325,046
1,750,000 2.196%,  2/4/2026 1,644,781
650,000 6.259%,  5/1/2027
a
654,394
750,000 6.298%,  5/1/2029
a
760,545
Caterpillar Financial Services
Corporation
1,025,000 5.000%,  5/14/2027 1,025,633
1,100,000 4.850%,  2/27/2029 1,100,260
Howmet Aerospace, Inc.
1,014,000 6.875%,  5/1/2025 1,021,498
1,100,000 3.000%,  1/15/2029 998,912
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 688,816
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 252,330
John Deere Capital Corporation
1,000,000 4.900%,  6/11/2027 997,643
1,100,000 4.950%,  7/14/2028 1,101,155
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,191,972
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 852,083
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,175,226
Principal
Amount Long-Term Fixed Income (98.5%) Value
Capital Goods (3.2%) - continued
RTX Corporation
$ 1,100,000 5.750%,  11/8/2026 $ 1,111,757
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,974,131
Veralto Corporation
1,100,000 5.500%,  9/18/2026
a
1,100,111
Total 23,494,532
Collateralized Mortgage Obligations (8.8%)
A&D Mortgage Trust
3,110,419
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,126,111
Banc of America Funding Trust
242,253
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
239,563
436,423
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 407,395
Bear Stearns Adjustable Rate
Mortgage Trust
88,902
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
81,216
CAFL Issuer, LLC
2,687,189
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
2,618,619
Cascade Funding Mortgage Trust
763,768
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
756,520
CHNGE Mortgage Trust
1,332,594
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,327,233
1,463,253
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,346,230
2,120,967
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
2,123,447
2,254,828
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,112,223
2,131,904
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
2,113,464
2,185,701
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
2,180,857
Citigroup Mortgage Loan Trust,
Inc.
491,228
5.434%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
448,500
COLT Mortgage Loan Trust
2,042,350
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
1,750,374
Countrywide Alternative Loan Trust
144,018
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 94,241
155,580
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 121,717
Credit Suisse Mortgage Capital
Certificates
2,749,869
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,335,443
Deephaven Residential Mortgage
Trust
2,200,503
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,951,742

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
$ 2,142,065
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
$ 1,836,131
Federal National Mortgage
Association - REMIC
1,818,342
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,774,891
Flagstar Mortgage Trust
1,452,287
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,262,129
GCAT Trust
1,738,565
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,b
1,734,888
1,687,598
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,485,197
GS Mortgage-Backed Securities
Trust
289,125
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
268,135
J.P. Morgan Alternative Loan Trust
530,965
4.984%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
397,148
LHOME Mortgage Trust
326,776
3.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a
323,820
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,114,484
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,266,224
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
2,009,038
MFRA Trust
1,938,409
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
1,847,095
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
2,246,219
Mortgage Equity Conversion Asset
Trust
650,285
5.590%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
645,439
575,182
5.570%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
570,892
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,000,185
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
1,505,463
Palisades Mortgage Loan Trust
894,570
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
894,570
Preston Ridge Partners Mortgage
Trust, LLC
2,142,943
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
2,054,252
1,591,701
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
1,588,099
1,150,506
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
1,155,048
RCKT Mortgage Trust
1,489,824
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
1,499,213
Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
ROC Securities Trust Series
$ 1,939,520
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
$ 1,933,292
Toorak Mortgage Corporation, Ltd.
2,243,531
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,001,536
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,b
2,753,003
TRK Trust
1,442,263
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,234,398
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,498,495
Vericrest Opportunity Loan
Transferee
918,024
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
909,958
Verus Securitization Trust
1,254,611
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,080,322
Wachovia Mortgage Loan Trust,
LLC
26,981
6.624%,  5/20/2036, Ser.
2006-A, Class 2A1
c
25,563
Total 65,050,022
Commercial Mortgage-Backed Securities (0.2%)
Silver Hill Trust
1,367,453
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,311,999
Total 1,311,999
Communications Services (2.8%)
American Tower Corporation
1,000,000 4.400%,  2/15/2026 982,066
500,000 1.450%,  9/15/2026 458,797
1,200,000 5.500%,  3/15/2028 1,207,082
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
484,000 4.908%,  7/23/2025 479,298
500,000 6.150%,  11/10/2026 504,832
1,025,000 6.100%,  6/1/2029 1,028,352
Comcast Corporation
550,000 5.100%,  6/1/2029
f
553,208
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
515,034
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 724,369
NTT Finance Corporation
750,000 5.104%,  7/2/2027
a,d
748,902
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,086,442
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,936,483
Sprint Corporation
1,000,000 7.625%,  2/15/2025 1,006,269

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Communications Services (2.8%) - continued
Take-Two Interactive Software, Inc.
$ 750,000 5.400%,  6/12/2029 $ 754,294
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,376,420
1,875,000 4.850%,  1/15/2029 1,851,712
Videotron, Ltd.
925,000 5.125%,  4/15/2027
a
910,741
Warnermedia Holdings, Inc.
1,900,000 3.638%,  3/15/2025 1,870,537
1,800,000 3.755%,  3/15/2027 1,708,956
Total 20,703,794
Consumer Cyclical (6.1%)
American Honda Finance
Corporation
1,100,000 4.900%,  3/12/2027 1,095,870
1,200,000 5.650%,  11/15/2028 1,229,653
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 770,815
Daimler Trucks Finance North
America, LLC
1,100,000 5.600%,  8/8/2025
a
1,101,099
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,155,028
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,064,585
1,125,000 5.800%,  3/5/2027 1,125,025
1,500,000 5.113%,  5/3/2029 1,449,118
General Motors Company
1,000,000 6.125%,  10/1/2025 1,005,204
General Motors Financial
Company, Inc.
1,420,000 2.900%,  2/26/2025 1,393,290
925,000 2.750%,  6/20/2025 899,091
550,000 5.400%,  5/8/2027 549,697
1,100,000 5.350%,  7/15/2027 1,096,912
1,500,000 5.800%,  1/7/2029 1,513,350
Harley-Davidson Financial
Services, Inc.
1,450,000 5.950%,  6/11/2029
a
1,446,925
Home Depot, Inc.
1,500,000 4.875%,  6/25/2027 1,496,944
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,666,290
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,086,104
750,000 6.250%,  11/3/2025
a
755,630
750,000 1.650%,  9/17/2026
a
690,692
1,100,000 5.300%,  3/19/2027
a
1,097,237
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
700,176
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 939,963
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,091,403
Marriott International, Inc./MD
750,000 5.450%,  9/15/2026 753,089
McDonald's Corporation
700,000 4.800%,  8/14/2028 695,728
1,125,000 5.000%,  5/17/2029 1,123,843
Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Cyclical (6.1%) - continued
Mercedes-Benz Finance North
America, LLC
$ 925,000 5.200%,  8/3/2026
a
$ 925,425
750,000 5.100%,  8/3/2028
a
751,781
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,110,208
PACCAR Financial Corporation
1,875,000 5.000%,  5/13/2027 1,879,287
825,000 4.600%,  1/31/2029 815,955
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,751,039
Starbucks Corporation
1,100,000 4.850%,  2/8/2027 1,093,978
Tapestry, Inc.
370,000 7.050%,  11/27/2025 376,149
370,000 7.000%,  11/27/2026 380,261
Toyota Motor Credit Corporation
600,000 5.200%,  5/15/2026 600,986
750,000 4.650%,  1/5/2029 740,828
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,714,048
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,100,295
Total 45,233,001
Consumer Non-Cyclical (5.7%)
AbbVie, Inc.
1,675,000 4.800%,  3/15/2027 1,667,484
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 983,683
1,100,000 6.200%,  11/1/2028 1,140,652
Amgen, Inc.
825,000 5.150%,  3/2/2028 824,879
AstraZeneca Finance, LLC
1,100,000 4.800%,  2/26/2027 1,093,660
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,342,004
1,100,000 5.931%,  2/2/2029 1,125,718
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,232,135
Campbell Soup Company
370,000 5.300%,  3/20/2026 369,077
CVS Health Corporation
900,000 5.000%,  2/20/2026 893,097
1,500,000 5.400%,  6/1/2029 1,501,985
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,115,009
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,049,654
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,251,659
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,746,671
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 2.500%,  1/15/2027 1,860,896

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Non-Cyclical (5.7%) - continued
Kenvue, Inc.
$ 915,000 5.050%,  3/22/2028 $ 919,995
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,500,409
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,436,573
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,919,994
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,409,238
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,480,054
Pfizer Investment Enterprises,
Private Ltd.
940,000 4.450%,  5/19/2026 927,992
1,100,000 4.450%,  5/19/2028 1,080,742
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,247,110
750,000 4.750%,  2/12/2027 743,912
900,000 4.875%,  2/15/2028 892,150
375,000 4.875%,  2/13/2029 370,822
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,540,461
500,000 5.150%,  9/2/2029 495,776
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,425,867
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,517,531
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,149,146
Total 42,256,035
Energy (4.8%)
Apache Corporation
1,100,000 4.375%,  10/15/2028 1,041,871
BP Capital Markets America, Inc.
1,500,000 5.017%,  11/17/2027 1,498,335
550,000 4.699%,  4/10/2029 542,032
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,348,254
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,381,606
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
932,367
740,000 6.042%,  8/15/2028
a
756,808
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,460,350
Devon Energy Corporation
1,150,000 5.850%,  12/15/2025 1,152,852
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 750,158
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,112,575
Energy Transfer, LP
950,000 2.900%,  5/15/2025 926,704
750,000 6.050%,  12/1/2026 759,572
1,100,000 5.250%,  7/1/2029 1,093,157
Hess Corporation
1,738,000 3.500%,  7/15/2024 1,736,370
Principal
Amount Long-Term Fixed Income (98.5%) Value
Energy (4.8%) - continued
Marathon Petroleum Corporation
$ 1,700,000 4.700%,  5/1/2025 $ 1,686,101
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,486,738
1,100,000 1.750%,  3/1/2026 1,033,680
National Fuel Gas Company
750,000 5.200%,  7/15/2025 745,036
1,370,000 5.500%,  1/15/2026 1,365,616
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,500,710
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 716,848
ONEOK, Inc.
500,000 5.550%,  11/1/2026 502,040
500,000 5.650%,  11/1/2028 507,514
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 749,055
1,200,000 5.375%,  1/1/2026 1,193,841
Phillips 66 Company
800,000 4.950%,  12/1/2027 797,776
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,594,347
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 739,878
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
523,421
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 617,282
Western Midstream Operating, LP
1,500,000 3.100%,  2/1/2025 1,474,140
Total 35,727,034
Financials (32.3%)
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,c
1,114,530
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a
1,120,227
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
262,000 1.650%,  10/29/2024 258,450
1,300,000 6.500%,  7/15/2025 1,309,942
1,200,000 1.750%,  1/30/2026 1,130,374
250,000 2.450%,  10/29/2026 233,208
900,000 6.100%,  1/15/2027 913,201
665,000 6.450%,  4/15/2027 680,177
Air Lease Corporation
1,500,000 0.800%,  8/18/2024 1,490,080
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,083,831
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 2,981,065
American Express Company
1,250,000 5.098%,  2/16/2028
c
1,244,430
Aon North America, Inc.
1,100,000 5.125%,  3/1/2027 1,098,089
Apollo Debt Solutions BDC
370,000 6.900%,  4/13/2029
a
371,844

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (32.3%) - continued
Ares Capital Corporation
$ 924,000 4.250%,  3/1/2025 $ 912,497
1,350,000 3.875%,  1/15/2026 1,303,465
800,000 2.150%,  7/15/2026 739,361
1,125,000 5.950%,  7/15/2029 1,105,943
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,830,771
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,480,033
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,630,966
1,000,000 2.125%,  2/21/2026
a
940,037
450,000 4.250%,  4/15/2026
a
437,080
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
318,614
Banco Santander SA
1,600,000 5.147%,  8/18/2025 1,587,553
1,000,000 1.849%,  3/25/2026 937,321
600,000 4.175%,  3/24/2028
c
578,306
1,000,000 5.588%,  8/8/2028 1,009,252
Bank of America Corporation
1,125,000 0.981%,  9/25/2025
c
1,112,394
1,900,000 2.456%,  10/22/2025
c
1,880,225
850,000 3.384%,  4/2/2026
c
834,779
1,275,000 1.319%,  6/19/2026
c
1,221,717
1,000,000 4.827%,  7/22/2026
c
990,359
1,500,000 1.734%,  7/22/2027
c
1,390,388
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,113,307
1,000,000 5.370%,  6/4/2027 1,004,193
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,g
687,656
1,000,000 4.414%,  7/24/2026
c
988,767
750,000 6.317%,  10/25/2029
c
783,904
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,782,300
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,g
916,534
1,000,000 5.400%,  6/4/2027 1,004,626
Barclays plc
1,100,000 6.496%,  9/13/2027
c
1,118,275
500,000 2.279%,  11/24/2027
c
463,202
550,000 5.674%,  3/12/2028
c
550,839
BlackRock Funding, Inc.
550,000 4.700%,  3/14/2029 547,618
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,717,464
850,000 4.700%,  3/24/2025 841,550
Blackstone Secured Lending Fund
1,025,000 5.875%,  11/15/2027 1,017,552
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026
a
773,807
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 618,527
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
726,188
750,000 3.750%,  6/17/2026
a
699,092
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (32.3%) - continued
Blue Owl Technology Finance
Corporation II
$ 1,025,000 6.750%,  4/4/2029
a
$ 1,002,759
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,c
948,047
1,300,000 1.323%,  1/13/2027
a,c
1,213,493
850,000 5.176%,  1/9/2030
a,c
841,097
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,447,593
BPCE SA
950,000 2.375%,  1/14/2025
a
931,265
750,000 5.975%,  1/18/2027
a,c
750,486
Camden Property Trust
1,100,000 5.850%,  11/3/2026 1,115,695
Canadian Imperial Bank of
Commerce
1,300,000 5.144%,  4/28/2025 1,295,924
1,250,000 3.945%,  8/4/2025 1,228,726
1,100,000 5.926%,  10/2/2026 1,114,081
1,000,000 5.237%,  6/28/2027 998,409
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
c
733,941
1,500,000 4.985%,  7/24/2026
c
1,486,959
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,909,573
1,200,000 4.625%,  12/15/2029 1,134,990
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,g
395,510
1,250,000 4.000%,  6/1/2026
c,g
1,172,820
1,100,000 5.875%,  8/24/2026 1,112,642
Citibank NA
1,125,000 5.438%,  4/30/2026 1,128,911
Citigroup, Inc.
500,000 4.000%,  12/10/2025
c,g
478,839
1,000,000 3.290%,  3/17/2026
c
982,148
925,000 3.106%,  4/8/2026
c
906,234
1,150,000 1.122%,  1/28/2027
c
1,072,548
650,000 5.174%,  2/13/2030
c
646,214
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,f,g
571,767
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,556,538
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 424,856
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 956,927
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,g
996,295
750,000 1.247%,  1/26/2027
a,c
699,346
1,500,000 5.134%,  3/11/2027
a
1,494,739
725,000 6.316%,  10/3/2029
a,c
744,592
Credit Suisse Group AG
990,000 7.500%,  N/A
*,h
108,900
Danske Bank AS
1,000,000 0.976%,  9/10/2025
a,c
990,073
500,000 6.466%,  1/9/2026
a,c
501,346
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,667,111
2,000,000 6.000%,  10/30/2025
c,f,g
1,893,082
Deutsche Bank AG/New York, NY
1,100,000 2.129%,  11/24/2026
c
1,043,904

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (32.3%) - continued
$ 1,100,000 5.414%,  5/10/2029 $ 1,098,358
Discover Bank
1,250,000 2.450%,  9/12/2024 1,241,275
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
1,283,380
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 749,093
EPR Properties
1,875,000 4.950%,  4/15/2028 1,794,828
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,863,002
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 194,040
First Horizon Bank
1,480,000 5.750%,  5/1/2030
f
1,410,790
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,225,921
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,087,020
2,000,000 3.400%,  1/15/2026 1,902,765
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,128,357
GATX Corporation
750,000 5.400%,  3/15/2027 750,680
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
c
1,096,393
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 554,288
Goldman Sachs Group, Inc.
272,000 4.250%,  10/21/2025 267,233
1,700,000 0.855%,  2/12/2026
c
1,648,739
1,250,000 3.615%,  3/15/2028
c
1,195,221
1,100,000 4.482%,  8/23/2028
c
1,075,046
1,100,000 6.484%,  10/24/2029
c
1,148,449
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 970,091
HSBC Holdings plc
500,000 2.999%,  3/10/2026
c
490,520
1,325,000 1.645%,  4/18/2026
c
1,282,373
HSBC USA, Inc.
750,000 5.294%,  3/4/2027 751,990
Huntington National Bank
1,000,000 5.699%,  11/18/2025
c
998,474
ING Groep NV
500,000 4.625%,  1/6/2026
a
494,189
1,250,000 1.726%,  4/1/2027
c
1,169,062
1,000,000 4.017%,  3/28/2028
c
964,299
J.P. Morgan Chase & Company
750,000 1.561%,  12/10/2025
c
736,060
800,000 2.005%,  3/13/2026
c
779,285
900,000 2.083%,  4/22/2026
c
873,954
1,000,000 3.650%,  6/1/2026
c,g
945,860
2,500,000 1.045%,  11/19/2026
c
2,348,677
725,000 1.040%,  2/4/2027
c
675,359
1,150,000 5.571%,  4/22/2028
c
1,159,312
800,000 4.851%,  7/25/2028
c
791,804
J.P. Morgan Chase Bank NA
750,000 5.110%,  12/8/2026 749,880
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (32.3%) - continued
KeyBank NA/Cleveland, OH
$ 500,000 4.700%,  1/26/2026 $ 490,052
KeyCorp
550,000
6.652%,  (SOFRINDX +
1.250%), 5/23/2025
c
547,976
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,761,695
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 343,628
550,000 5.985%,  8/7/2027
c
553,255
1,125,000 5.462%,  1/5/2028
c
1,122,610
1,000,000 3.750%,  3/18/2028
c
956,285
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,g
625,875
Macquarie Airfinance Holdings,
Ltd.
360,000 6.400%,  3/26/2029
a
366,090
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,c
1,231,975
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 995,349
1,000,000 4.650%,  1/27/2026 981,653
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a,f
1,091,955
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,102,560
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,117,027
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 855,861
2,000,000 0.953%,  7/19/2025
c
1,994,957
800,000 5.063%,  9/12/2025
c
798,573
Morgan Stanley
750,000 2.720%,  7/22/2025
c
748,591
1,300,000 0.864%,  10/21/2025
c
1,279,912
1,750,000 5.000%,  11/24/2025 1,737,923
500,000 4.679%,  7/17/2026
c
495,100
1,000,000 6.138%,  10/16/2026
c
1,006,568
1,000,000 0.985%,  12/10/2026
c
935,090
1,125,000 5.652%,  4/13/2028
c
1,136,143
2,000,000 5.164%,  4/20/2029
c
1,993,509
465,000 5.449%,  7/20/2029
c
467,868
Morgan Stanley Direct Lending
Fund
550,000 6.150%,  5/17/2029
a
538,036
National Australia Bank, Ltd./New
York
800,000 5.087%,  6/11/2027 801,166
National Bank of Canada
1,300,000 5.600%,  7/2/2027
c,d
1,299,640
NatWest Group plc
750,000 5.847%,  3/2/2027
c
751,753
400,000 3.754%,  11/1/2029
c
395,972
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,094,708
500,000 5.000%,  6/6/2029
a
498,404
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,857,593
750,000 2.329%,  1/22/2027 693,324
1,300,000 5.594%,  7/2/2027
d
1,300,284

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (32.3%) - continued
Nordea Bank Abp
$ 1,700,000 1.500%,  9/30/2026
a
$ 1,560,899
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,092,035
Omega Healthcare Investors, Inc.
800,000 4.500%,  1/15/2025 793,577
1,000,000 5.250%,  1/15/2026 990,322
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,355,064
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
c,g
1,345,755
1,000,000 4.758%,  1/26/2027
c
987,765
750,000 6.615%,  10/20/2027
c
768,218
925,000 5.582%,  6/12/2029
c
935,118
Pricoa Global Funding I
1,500,000 5.550%,  8/28/2026
a
1,510,807
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
840,948
1,100,000 5.000%,  1/16/2027
a
1,096,193
Realty Income Corporation
2,950,000 4.625%,  11/1/2025 2,914,625
500,000 4.875%,  6/1/2026 495,476
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,246,189
300,000 5.722%,  6/6/2030
c
299,821
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,503,547
Royal Bank of Canada
1,100,000 5.200%,  8/1/2028 1,107,223
750,000 4.950%,  2/1/2029
f
746,468
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 342,422
750,000 2.490%,  1/6/2028
c
691,164
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
880,319
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,211,180
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,783,191
1,400,000 1.488%,  12/14/2026
a,c
1,308,789
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,c
926,248
750,000 5.688%,  5/14/2028
a,c
750,113
State Street Corporation
600,000 5.104%,  5/18/2026
c
597,436
1,000,000 5.751%,  11/4/2026
c
1,003,943
1,300,000 5.684%,  11/21/2029
c
1,330,240
Sumitomo Mitsui Financial Group,
Inc.
750,000 0.948%,  1/12/2026 700,828
1,200,000 2.174%,  1/14/2027 1,112,605
1,100,000 5.716%,  9/14/2028 1,121,235
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,106,402
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,481,423
1,920,000 4.500%,  7/23/2025 1,887,662
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,782,642
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (32.3%) - continued
Toronto-Dominion Bank
$ 1,135,000 5.264%,  12/11/2026 $ 1,134,608
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,g
661,180
650,000 4.260%,  7/28/2026
c
639,339
1,100,000 1.267%,  3/2/2027
c
1,022,934
U.S. Bancorp
750,000 5.727%,  10/21/2026
c
751,278
1,000,000 6.787%,  10/26/2027
c
1,029,610
500,000 4.548%,  7/22/2028
c
488,770
550,000 5.384%,  1/23/2030
c
551,474
UBS Group AG
800,000 4.490%,  8/5/2025
a,c
798,739
3,350,000 1.305%,  2/2/2027
a,c
3,123,205
1,100,000 6.327%,  12/22/2027
a,c
1,118,292
1,300,000 5.428%,  2/8/2030
a,c
1,297,419
USB Realty Corporation
95,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,g
72,914
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,163,647
1,000,000 3.908%,  4/25/2026
c
984,993
500,000 4.540%,  8/15/2026
c
493,811
850,000 3.526%,  3/24/2028
c
810,770
1,000,000 5.707%,  4/22/2028
c
1,008,653
1,100,000 5.574%,  7/25/2029
c
1,109,979
Wells Fargo Bank NA
1,025,000 5.254%,  12/11/2026 1,026,060
Westpac Banking Corporation
1,100,000 5.200%,  4/16/2026 1,100,379
940,000 2.894%,  2/4/2030
c
921,527
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,495,331
1,100,000 4.902%,  2/15/2028
a
1,091,708
Total 238,693,829
Foreign Government (0.3%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
987,043
1,000,000 1.450%,  5/5/2026
a
933,591
Total 1,920,634
Mortgage-Backed Securities (1.4%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,950,000 6.000%,  7/1/2041
d
9,977,596
54,761
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
54,946
Total 10,032,542
Technology (2.6%)
Applied Materials, Inc.
725,000 4.800%,  6/15/2029 723,937
Cisco Systems, Inc.
375,000 4.850%,  2/26/2029 374,934
Dell International, LLC/EMC
Corporation
1,750,000 5.850%,  7/15/2025 1,754,240

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Technology (2.6%) - continued
Fiserv, Inc.
$ 1,100,000 5.150%,  3/15/2027 $ 1,100,566
1,100,000 5.450%,  3/2/2028 1,109,857
Global Payments, Inc.
875,000 2.650%,  2/15/2025 857,966
Hewlett Packard Enterprise
Company
725,000 5.900%,  10/1/2024 724,909
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 968,854
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 347,196
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,310,186
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,030,560
1,750,000 2.950%,  5/15/2025 1,709,946
1,100,000 4.500%,  5/6/2028 1,080,218
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,172,279
Roper Technologies, Inc.
675,000 1.000%,  9/15/2025 639,438
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,222,864
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
747,885
VeriSign, Inc.
1,190,000 5.250%,  4/1/2025 1,186,628
VMware, LLC
350,000 1.400%,  8/15/2026 322,272
Total 19,384,735
Transportation (1.7%)
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,783,485
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 981,847
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,007,563
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,075,001 4.500%,  10/20/2025
a
1,061,982
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
748,003
Mileage Plus Holdings, LLC
600,000 6.500%,  6/20/2027
a
601,197
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
988,758
1,000,000 3.950%,  3/10/2025
a
987,758
800,000 1.200%,  11/15/2025
a
753,549
Southwest Airlines Company
350,000 5.250%,  5/4/2025 348,396
TTX Company
1,500,000 5.500%,  9/25/2026
a
1,502,853
Principal
Amount Long-Term Fixed Income (98.5%) Value
Transportation (1.7%) - continued
United Airlines, Inc.
$ 1,875,000 4.375%,  4/15/2026
a
$ 1,811,264
Total 12,576,655
U.S. Government & Agencies (5.0%)
U.S. Treasury Notes
1,500,000 4.875%,  5/31/2026 1,503,047
24,780,000 3.500%,  1/31/2028 23,998,849
10,200,000 4.000%,  10/31/2029 10,027,477
1,765,000 3.500%,  2/15/2033 1,654,274
Total 37,183,647
Utilities (4.8%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,657,297
Ameren Corporation
250,000 2.500%,  9/15/2024 248,172
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,001,582
1,075,000 1.000%,  11/1/2025 1,010,105
745,000 5.200%,  1/15/2029 740,982
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 897,728
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,114,035
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,536,591
DTE Energy Company
750,000 4.220%,  11/1/2024 745,643
950,000 5.100%,  3/1/2029 942,226
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
447,851
915,000 0.900%,  9/15/2025 866,576
1,350,000 5.000%,  12/8/2025 1,343,277
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,015,655
Entergy Corporation
870,000 0.900%,  9/15/2025 823,175
Eversource Energy
925,000 4.750%,  5/15/2026 912,914
1,100,000 5.450%,  3/1/2028 1,103,247
Exelon Corporation
725,000 5.150%,  3/15/2028 723,346
Georgia Power Company
1,100,000 5.004%,  2/23/2027 1,096,527
1,100,000 4.650%,  5/16/2028 1,083,007
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,473,327
National Rural Utilities Cooperative
Finance Corporation
1,100,000 5.100%,  5/6/2027 1,099,821
1,100,000 4.800%,  3/15/2028 1,091,426
862,000
8.501%,  (TSFR3M +
3.172%), 4/30/2043
c
862,000
NextEra Energy Capital Holdings,
Inc.
1,000,000 5.749%,  9/1/2025 1,002,167

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Utilities (4.8%) - continued
NiSource, Inc.
$ 920,000 0.950%,  8/15/2025 $ 873,806
Pacific Gas and Electric Company
1,100,000 5.550%,  5/15/2029 1,102,475
Sempra
1,750,000 3.300%,  4/1/2025 1,718,780
Southern California Edison
Company
1,400,000 4.875%,  2/1/2027 1,389,626
Southern Company
900,000 4.000%,  1/15/2051
c
872,582
750,000 3.750%,  9/15/2051
c
704,251
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,987,949
WEC Energy Group, Inc.
1,100,000 5.600%,  9/12/2026 1,104,158
Total 35,592,304
Total Long-Term Fixed Income
(cost $742,167,891) 728,484,038
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
4,399,607 Thrivent Cash Management Trust 4,399,607
Total Collateral Held for
Securities Loaned
(cost $4,399,607) 4,399,607
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 11.961%
c
1,931,820
Total 1,931,820
Total Preferred Stock
(cost $1,821,600) 1,931,820
Shares or
Principal
Amount Short-Term Investments ( 2.5% ) Value
Federal Home Loan Bank Discount
Notes
5,000,000 5.270%, 7/12/2024
i
4,989,802
5,000,000 5.260%, 8/23/2024
i
4,959,283
U.S. Treasury Bills
8,315,000 5.168%, 7/2/2024
i
8,313,783
Total Short-Term Investments
(cost $18,261,724) 18,262,868
Total Investments (cost
$766,650,822) 101.8% $753,078,333
Other Assets and Liabilities, Net
(1.8%) (13,517,969)
Total Net Assets 100.0% $739,560,364
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $307,287,694 or 41.6%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Portfolio as of June 28, 2024 was $108,900 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG 12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,243,512
Total lending $4,243,512
Gross amount payable upon return of
collateral for securities loaned $4,399,607
Net amounts due to counterparty $156,095
Definitions:
AGC - Assured Guaranty, Ltd.
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,882,910
Gross unrealized depreciation (17,411,013)
Net unrealized appreciation (depreciation) $ (14,528,103)
Cost for federal income tax purposes $ 767,606,436

Limited Maturity Bond Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 125,124,590 – 125,124,590 –
Basic Materials 14,198,685 – 14,198,685 –
Capital Goods 23,494,532 – 23,494,532 –
Collateralized Mortgage Obligations 65,050,022 – 65,050,022 –
Commercial Mortgage-Backed Securities 1,311,999 – 1,311,999 –
Communications Services 20,703,794 – 20,703,794 –
Consumer Cyclical 45,233,001 – 45,233,001 –
Consumer Non-Cyclical 42,256,035 – 42,256,035 –
Energy 35,727,034 – 35,727,034 –
Financials 238,693,829 – 238,693,829 –
Foreign Government 1,920,634 – 1,920,634 –
Mortgage-Backed Securities 10,032,542 – 10,032,542 –
Technology 19,384,735 – 19,384,735 –
Transportation 12,576,655 – 12,576,655 –
U.S. Government & Agencies 37,183,647 – 37,183,647 –
Utilities 35,592,304 – 35,592,304 –
Preferred Stock
Financials 1,931,820 1,931,820 – –
Short-Term Investments 18,262,868 – 18,262,868 –
Subtotal Investments in Securities $748,678,726 $1,931,820 $746,746,906 $–
Other Investments  * Total
Collateral Held for Securities Loaned 4,399,607
Subtotal Other Investments $4,399,607
Total Investments at Value $753,078,333
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,225 $15,777 $12,602 $4,400 4,400 0.6%
Total Collateral Held for Securities Loaned 1,225 4,400 0.6
Total Value $1,225 $4,400
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (10.7%)
1,083 Alphabet, Inc., Class C $ 198,644
28,534 AT&T, Inc. 545,285
590,000 CITIC Telecom International
Holdings, Ltd. 197,781
18,645 Deutsche Telekom AG 468,652
4,456 Electronic Arts, Inc. 620,854
2,600 KDDI Corporation 68,878
169,639 Koninklijke (Royal) KPN NV 650,182
726,600 Nippon Telegraph and Telephone
Corporation 687,075
705 Swisscom AG 396,432
1,772 T-Mobile US, Inc. 312,191
28,657 Verizon Communications, Inc. 1,181,815
Total 5,327,789
Consumer Discretionary (5.4%)
1,940 Dollarama, Inc. 177,132
10,716 Europris ASA
a
72,424
47,800 Heiwa Corporation 615,778
3,676 McDonald's Corporation 936,792
195 Next plc 22,253
521 O'Reilly Automotive, Inc.
b
550,207
11,900 Sekisui House, Ltd. 264,480
27,500 Yue Yuen Industrial Holdings, Ltd. 52,979
Total 2,692,045
Consumer Staples (11.8%)
3,431 AAK AB 100,462
10,583 Alimentation Couche-Tard, Inc. 593,880
1,160 Church & Dwight Company, Inc. 120,269
4,863 Coca-Cola Company 309,530
10,969 Colgate-Palmolive Company 1,064,432
3,805 Keurig Dr Pepper, Inc. 127,087
3,578 Kimberly-Clark Corporation 494,480
16,509 Koninklijke Ahold Delhaize NV 485,812
4,870 Kroger Company 243,159
3 Lindt & Spruengli AG 35,042
752 Loblaw Companies, Ltd. 87,235
11,227 Mondelez International, Inc. 734,695
2,922 PepsiCo, Inc. 481,925
2,388 Procter & Gamble Company 393,829
8,790 Walmart, Inc. 595,171
Total 5,867,008
Energy (1.8%)
38,100 Eneos Holdings, Inc. 196,346
473 Gaztransport Et Technigaz SA 61,881
27,772 Repsol SA 440,427
2,765 Shell plc 99,175
2,318 Suncor Energy, Inc. 88,362
Total 886,191
Financials (16.3%)
86 Allstate Corporation 13,731
1,085 Aon plc 318,534
465 Banco Bilbao Vizcaya Argentaria
SA 4,668
548 Bank Hapoalim BM 4,840
1,099 Berkshire Hathaway, Inc.
b
447,073
6,585 Brown & Brown, Inc. 588,765
4,690 Cboe Global Markets, Inc. 797,581
1,236 Chubb, Ltd. 315,279
3,061 CME Group, Inc. 601,793
Shares Common Stock (98.0%) Value
Financials (16.3%) - continued
300 DBS Group Holdings, Ltd. $ 7,902
684 Deutsche Boerse AG 139,807
9,487 DNB Bank ASA 186,143
28 First Citizens BancShares, Inc./NC 47,141
5,582 Hartford Financial Services Group,
Inc. 561,214
1,750 Intercontinental Exchange, Inc. 239,558
72,600 Japan Post Holdings Company,
Ltd. 721,624
959 LPL Financial Holdings, Inc. 267,849
4,648 Marsh & McLennan Companies,
Inc. 979,427
211 Mastercard, Inc. 93,085
15,271 Mediobanca SPA 223,538
25,900 Mizuho Financial Group, Inc. 545,127
817 Nasdaq, Inc. 49,232
1,699 Progressive Corporation 352,899
15,700 Sumitomo Mitsui Trust Holdings,
Inc. 360,805
1,073 Tradeweb Markets, Inc. 113,738
467 Visa, Inc. 122,573
Total 8,103,926
Health Care (17.8%)
341 Abbott Laboratories 35,433
2,975 AbbVie, Inc. 510,272
976 Amgen, Inc. 304,951
2,685 Boston Scientific Corporation
b
206,772
321 Eli Lilly & Company 290,627
6,512 Galenica AG
a
533,310
11,151 Gilead Sciences, Inc. 765,070
4,273 Johnson & Johnson 624,542
17,400 Kaken Pharmaceutical Company,
Ltd. 416,545
6,521 Laboratorios Farmaceuticos ROVI
SA 610,732
578 McKesson Corporation 337,575
17,700 Medipal Holdings Corporation 269,842
6,687 Merck & Company, Inc. 827,851
12,271 Novartis AG 1,306,514
453 Novo Nordisk AS 64,817
1,918 Pfizer, Inc. 53,666
275 Regeneron Pharmaceuticals, Inc.
b
289,033
8,500 Takeda Pharmaceutical Company,
Ltd. 220,475
529 UnitedHealth Group, Inc. 269,398
2,020 Vertex Pharmaceuticals, Inc.
b
946,814
Total 8,884,239
Industrials (9.4%)
2,040 ABB, Ltd. 113,120
1,088 AMETEK, Inc. 181,380
1,016 Automatic Data Processing, Inc. 242,509
399 BAE Systems plc 6,646
7,500 CK Hutchison Holdings, Ltd. 35,776
456,200 ComfortDelGro Corporation, Ltd. 450,623
9,902 CSX Corporation 331,222
2,656 Fastenal Company 166,903
373 Flughafen Zurich AG 82,567
867 Lockheed Martin Corporation 404,976
493 Paychex, Inc. 58,450
3,959 Republic Services, Inc. 769,392
11,600 Seino Holdings Company, Ltd. 157,057
1,243 Thomson Reuters Corporation 209,531

Low Volatility Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Industrials (9.4%) - continued
18 W.W. Grainger, Inc. $ 16,240
996 Waste Connections, Inc. 174,659
4,685 Waste Management, Inc. 999,498
1,452 Wolters Kluwer NV 239,781
31,500 Yangzijiang Shipbuilding Holdings,
Ltd. 57,017
Total 4,697,347
Information Technology (17.0%)
730 Accenture plc 221,489
2,592 Amphenol Corporation 174,623
753 Apple, Inc. 158,597
4,200 ASMPT, Ltd. 58,163
838 Cadence Design Systems, Inc.
b
257,895
2,077 Check Point Software
Technologies, Ltd.
b
342,705
23,263 Cisco Systems, Inc. 1,105,225
146 Constellation Software, Inc./
Canada 420,682
2,450 Indra Sistemas SA 50,310
84 INFICON Holding AG 127,087
865 International Business Machines
Corporation 149,602
43 Intuit, Inc. 28,260
2,613 Keysight Technologies, Inc.
b
357,328
66,000 Kyocera Corporation 761,233
1,527 Microsoft Corporation 682,493
3,568 Motorola Solutions, Inc. 1,377,426
1,062 Roper Industries, Inc. 598,607
164 ServiceNow, Inc.
b
129,014
2,944 TE Connectivity, Ltd. 442,866
12,040 Technology One, Ltd. 148,442
1,568 Texas Instruments, Inc. 305,023
3,229 VeriSign, Inc.
b
574,116
Total 8,471,186
Materials (2.6%)
9,830 Buzzi SPA 395,834
566 Ecolab, Inc. 134,708
36 Givaudan SA 170,519
6,525 Holcim AG 576,758
Total 1,277,819
Real Estate (0.4%)
1,530 PSP Swiss Property AG 196,406
1,500 Sun Hung Kai Properties, Ltd. 12,997
Total 209,403
Utilities (4.8%)
6,652 Alliant Energy Corporation 338,587
37,000 CLP Holdings, Ltd. 299,260
1,287 Dominion Energy, Inc. 63,063
8,879 Evergy, Inc. 470,321
3,616 Eversource Energy 205,063
2,295 EVN AG 73,326
4,942 Fortum Oyj 72,349
2,725 PNM Resources, Inc. 100,716
3,683 Portland General Electric
Company 159,253
75 Southern Company 5,818
Shares Common Stock (98.0%) Value
Utilities (4.8%) - continued
11,014 Xcel Energy, Inc. $ 588,258
Total 2,376,014
Total Common Stock
(cost $43,293,216) 48,792,967
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
107,175 5.580% 1,071,751
Total Short-Term Investments
(cost $1,071,751) 1,071,751
Total Investments (cost
$44,364,967) 100.1% $49,864,718
Other Assets and Liabilities, Net
(0.1%) (64,856)
Total Net Assets 100.0% $49,799,862
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $605,734 or 1.2% of total net assets.
b Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,010,130
Gross unrealized depreciation (868,886)
Net unrealized appreciation (depreciation) $ 5,141,244
Cost for federal income tax purposes $ 44,724,754

Low Volatility Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,327,789 2,858,789 2,469,000 –
Consumer Discretionary 2,692,045 1,486,999 1,205,046 –
Consumer Staples 5,867,008 4,564,577 1,302,431 –
Energy 886,191 – 886,191 –
Financials 8,103,926 5,909,472 2,194,454 –
Health Care 8,884,239 5,462,004 3,422,235 –
Industrials 4,697,347 3,345,229 1,352,118 –
Information Technology 8,471,186 6,905,269 1,565,917 –
Materials 1,277,819 134,708 1,143,111 –
Real Estate 209,403 – 209,403 –
Utilities 2,376,014 1,931,079 444,935 –
Subtotal Investments in Securities $48,792,967 $32,598,126 $16,194,841 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,071,751
Subtotal Other Investments $1,071,751
Total Investments at Value $49,864,718
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Low Volatility Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,280 1,280 – –
Total Asset Derivatives $1,280 $1,280 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $93,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 6 September 2024 $ 673,960 $ 1,280
Total Futures Long Contracts $ 673,960 $ 1,280
Total Futures Contracts $ 673,960 $1,280

Low Volatility Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Low Volatility Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,280
Total Equity Contracts 1,280
Total Asset Derivatives $1,280
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for Low
Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 70,423
Total Equity Contracts
70,423
Total $70,423
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,162)
Total Equity Contracts (11,162)
Total ($11,162)
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $636,911

Low Volatility Equity Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $603 $5,035 $4,566 $1,072 107 2.1%
Total Affiliated Short-Term Investments 603 1,072 2.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 371 256 627 – – –
Total Collateral Held for Securities Loaned 371 – –
Total Value $974 $1,072
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $21
Total Income/Non Cash Income from Affiliated
Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (4.0%)
36,810 Cargurus, Inc.
a
$ 964,422
29,540 Pinterest, Inc.
a
1,301,828
11,608 Trade Desk, Inc.
a
1,133,753
Total 3,400,003
Consumer Discretionary (10.3%)
14,550 Chipotle Mexican Grill, Inc.
a
911,558
933 Deckers Outdoor Corporation
a
903,097
14,591 DraftKings, Inc.
a
556,938
2,732 Lululemon Athletica, Inc.
a
816,048
129 NVR, Inc.
a
978,924
2,835 Pool Corporation 871,281
7,806 Ross Stores, Inc. 1,134,368
15,959 SharkNinja, Inc. 1,199,319
9,913 Skyline Champion Corporation
a
671,606
10,661 Wyndham Hotels & Resorts, Inc. 788,914
Total 8,832,053
Consumer Staples (3.2%)
15,137 Celsius Holdings, Inc.
a
864,171
5,738 J & J Snack Foods Corporation 931,679
4,831 Lancaster Colony Corporation 912,914
Total 2,708,764
Energy (2.2%)
11,062 Matador Resources Company 659,295
48,083 TechnipFMC plc 1,257,371
Total 1,916,666
Financials (9.8%)
3,525 Arthur J. Gallagher & Company 914,068
8,247 Houlihan Lokey, Inc. 1,112,190
5,103 Jack Henry & Associates, Inc. 847,200
2,589 Kinsale Capital Group, Inc. 997,490
2,685 MSCI, Inc. 1,293,499
9,857 Northern Trust Corporation 827,791
21,838 TPG, Inc. 905,185
9,973 Tradeweb Markets, Inc. 1,057,138
6,709 Western Alliance Bancorp 421,459
Total 8,376,020
Health Care (16.9%)
3,300 Align Technology, Inc.
a
796,719
4,582 Arcellx, Inc.
a
252,881
1,410 Argenx SE ADR
a
606,356
2,915 Ascendis Pharma AS ADR
a
397,548
33,834 Avantor, Inc.
a
717,281
17,757 Bio-Techne Corporation 1,272,289
3,740 Cencora, Inc. 842,622
1,911 Chemed Corporation 1,036,870
11,853 Dexcom, Inc.
a
1,343,893
6,256 Edwards Lifesciences Corporation
a
577,867
3,780 ICON plc
a
1,184,917
2,406 IDEXX Laboratories, Inc.
a
1,172,203
6,672 Immunocore Holdings plc ADR
a
226,114
1,576 Inspire Medical Systems, Inc.
a
210,916
6,280 Legend Biotech Corporation ADR
a
278,141
6,610 Repligen Corporation
a
833,257
4,041 Sarepta Therapeutics, Inc.
a
638,478
7,315 Veeva Systems, Inc.
a
1,338,718
Shares Common Stock (98.0%) Value
Health Care (16.9%) - continued
4,434 Zoetis, Inc. $ 768,678
Total 14,495,748
Industrials (18.6%)
9,617 Advanced Drainage Systems, Inc. 1,542,471
2,550 Carlisle Companies, Inc. 1,033,286
3,742 Clean Harbors, Inc.
a
846,253
2,677 EMCOR Group, Inc. 977,319
35,656 ExlService Holdings, Inc.
a
1,118,172
14,774 Fastenal Company 928,398
24,089 Howmet Aerospace, Inc. 1,870,029
4,951 IDEX Corporation 996,141
15,558 nVent Electric plc 1,191,898
5,444 Old Dominion Freight Line, Inc. 961,410
6,516 Regal Rexnord Corporation 881,094
2,981 Rockwell Automation, Inc. 820,610
1,463 Saia, Inc.
a
693,886
14,153 TransUnion 1,049,587
2,275 Watsco, Inc. 1,053,871
Total 15,964,425
Information Technology (27.9%)
24,232 Amphenol Corporation 1,632,510
4,234 Arista Networks, Inc.
a
1,483,932
1,460 ASGN, Inc.
a
128,728
3,018 CyberArk Software, Ltd.
a
825,182
14,998 Dynatrace Holdings, LLC
a
671,011
3,024 Enphase Energy, Inc.
a
301,523
2,273 Gartner, Inc.
a
1,020,713
17,575 Gitlab, Inc.
a
873,829
5,849 Globant SA
a
1,042,643
9,691 Guidewire Software, Inc.
a
1,336,292
2,161 HubSpot, Inc.
a
1,274,536
20,826 JFrog, Ltd.
a
782,016
1,169 Lam Research Corporation 1,244,810
17,622 Lattice Semiconductor
Corporation
a
1,021,900
14,822 Marvell Technology, Inc. 1,036,058
4,446 MongoDB, Inc.
a
1,111,322
2,159 Monolithic Power Systems, Inc. 1,774,007
3,466 Palo Alto Networks, Inc.
a
1,175,009
7,992 PTC, Inc.
a
1,451,907
2,208 Synopsys, Inc.
a
1,313,892
18,021 Trimble, Inc.
a
1,007,734
2,881 Tyler Technologies, Inc.
a
1,448,509
Total 23,958,063
Materials (2.0%)
1,751 Martin Marietta Materials, Inc. 948,692
7,245 RPM International, Inc. 780,141
Total 1,728,833
Real Estate (2.7%)
6,224 CBRE Group, Inc.
a
554,621
13,688 CoStar Group, Inc.
a
1,014,828
3,645 SBA Communications Corporation 715,514
Total 2,284,963

Mid Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Utilities (0.4%)
4,499 Vistra Energy Corporation $ 386,824
Total 386,824
Total Common Stock
(cost $70,040,798) 84,052,362
Shares
Registered Investment
Companies ( 0.9% ) Value
U.S. Unaffiliated  (0.9%)
5,785 SPDR S&P Biotech ETF 536,327
1,548 SPDR S&P Oil & Gas Exploration
ETF 225,188
Total 761,515
Total Registered Investment
Companies (cost $634,372) 761,515
Shares Short-Term Investments ( 1.1% ) Value
Thrivent Core Short-Term Reserve
Fund
94,999 5.580% 949,993
Total Short-Term Investments
(cost $949,993) 949,993
Total Investments (cost
$71,625,163) 100.0% $85,763,870
Other Assets and Liabilities, Net
<0.1% 8,763
Total Net Assets 100.0% $85,772,633
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 17,046,025
Gross unrealized depreciation (3,535,468)
Net unrealized appreciation (depreciation) $ 13,510,557
Cost for federal income tax purposes $ 72,253,313

Mid Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,400,003 3,400,003 – –
Consumer Discretionary 8,832,053 8,832,053 – –
Consumer Staples 2,708,764 2,708,764 – –
Energy 1,916,666 1,916,666 – –
Financials 8,376,020 8,376,020 – –
Health Care 14,495,748 14,495,748 – –
Industrials 15,964,425 15,964,425 – –
Information Technology 23,958,063 23,958,063 – –
Materials 1,728,833 1,728,833 – –
Real Estate 2,284,963 2,284,963 – –
Utilities 386,824 386,824 – –
Registered Investment Companies
U.S. Unaffiliated 761,515 761,515 – –
Subtotal Investments in Securities $84,813,877 $84,813,877 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 949,993
Subtotal Other Investments $949,993
Total Investments at Value $85,763,870
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $932 $15,258 $15,240 $950 95 1.1%
Total Affiliated Short-Term Investments 932 950 1.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 183 9,957 10,140 – – –
Total Collateral Held for Securities Loaned 183 – –
Total Value $1,115 $950
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $38
Total Income/Non Cash Income from Affiliated
Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (1.6%)
54,050 Frontier Communications Parent,
Inc.
a
$ 1,415,029
29,340 Iridium Communications, Inc. 781,031
39,512 New York Times Company 2,023,410
7,536 Nexstar Media Group, Inc. 1,251,051
40,980 TEGNA, Inc. 571,261
14,232 TKO Group Holdings, Inc. 1,536,914
34,213 Warner Music Group Corporation 1,048,628
11,145 Ziff Davis, Inc.
a
613,532
68,663 ZoomInfo Technologies, Inc.
a
876,827
Total 10,117,683
Consumer Discretionary (14.5%)
21,703 Adient plc
a
536,281
63,544 Aramark 2,161,767
17,499 Autoliv, Inc. 1,872,218
5,935 AutoNation, Inc.
a
945,920
16,276 Boyd Gaming Corporation 896,808
16,326 Brunswick Corporation 1,188,043
15,431 Burlington Stores, Inc.
a
3,703,440
28,165 Capri Holdings, Ltd.
a
931,698
8,819 Carter's, Inc. 546,513
5,774 Choice Hotels International, Inc.
b
687,106
16,162 Churchill Downs, Inc. 2,256,215
8,143 Columbia Sportswear Company 643,948
14,667 Crocs, Inc.
a
2,140,502
14,069 Dick's Sporting Goods, Inc. 3,022,725
8,937 Duolingo, Inc.
a
1,864,884
13,335 Five Below, Inc.
a
1,453,115
25,856 Floor & Decor Holdings, Inc.
a
2,570,345
65,103 GameStop Corporation
a,b
1,607,393
52,344 Gap, Inc. 1,250,498
55,859 Gentex Corporation 1,883,007
68,786 Goodyear Tire & Rubber
Company
a
780,721
839 Graham Holdings Company 586,922
7,084 Grand Canyon Education, Inc.
a
991,122
33,713 H&R Block, Inc. 1,828,256
29,574 Harley-Davidson, Inc. 991,912
5,753 Helen of Troy, Ltd.
a
533,533
16,537 Hilton Grand Vacations, Inc.
a
668,591
10,916 Hyatt Hotels Corporation 1,658,359
17,767 KB Home 1,246,888
13,721 Lear Corporation 1,567,075
21,779 Light & Wonder, Inc.
a
2,284,181
6,622 Lithia Motors, Inc. 1,671,724
66,483 Macy's, Inc. 1,276,474
7,902 Marriott Vacations Worldwide
Corporation 690,003
83,141 Mattel, Inc.
a
1,351,873
4,555 Murphy USA, Inc. 2,138,390
23,668 Nordstrom, Inc. 502,235
14,809 Ollie's Bargain Outlet Holdings,
Inc.
a
1,453,800
4,686 Penske Automotive Group, Inc. 698,308
21,149 Planet Fitness, Inc.
a
1,556,355
12,836 Polaris, Inc. 1,005,187
13,678 PVH Corporation 1,448,090
3,723 RH
a
910,050
35,183 Service Corporation International/
US 2,502,567
31,989 Skechers USA, Inc.
a
2,211,080
25,555 Taylor Morrison Home Corporation
a
1,416,769
41,951 Tempur Sealy International, Inc. 1,985,960
16,138 Texas Roadhouse, Inc. 2,771,056
Shares Common Stock (98.6%) Value
Consumer Discretionary (14.5%) - continued
12,884 Thor Industries, Inc. $ 1,204,010
25,170 Toll Brothers, Inc. 2,899,081
7,642 TopBuild Corporation
a
2,944,233
17,219 Travel + Leisure Company 774,511
45,618 Under Armour, Inc., Class A
a
304,272
46,107 Under Armour, Inc., Class C
a
301,079
9,174 Vail Resorts, Inc. 1,652,513
31,134 Valvoline, Inc.
a
1,344,989
6,668 Visteon Corporation
a
711,476
40,147 Wendy's Company 680,893
13,201 Whirlpool Corporation 1,349,142
15,525 Williams-Sonoma, Inc. 4,383,794
7,096 Wingstop, Inc. 2,999,195
19,469 Wyndham Hotels & Resorts, Inc. 1,440,706
20,595 YETI Holdings, Inc.
a
785,699
Total 94,665,500
Consumer Staples (4.6%)
31,515 BellRing Brands, Inc.
a
1,800,767
32,126 BJ's Wholesale Club Holdings,
Inc.
a
2,821,948
2,209 Boston Beer Company, Inc.
a
673,855
8,944 Casey's General Stores, Inc. 3,412,673
36,043 Celsius Holdings, Inc.
a
2,057,695
1,132 Coca-Cola Consolidated, Inc. 1,228,220
88,069 Coty, Inc.
a
882,451
38,606 Darling Ingredients, Inc.
a
1,418,771
13,412 e.l.f. Beauty, Inc.
a
2,826,177
46,425 Flowers Foods, Inc. 1,030,635
15,862 Ingredion, Inc. 1,819,371
4,922 Lancaster Colony Corporation 930,110
37,598 Performance Food Group
Company
a
2,485,604
9,733 Pilgrim's Pride Corporation
a
374,623
12,150 Post Holdings, Inc.
a
1,265,544
24,277 Sprouts Farmers Markets, Inc.
a
2,031,014
54,654 US Foods Holding Corporation
a
2,895,569
Total 29,955,027
Energy (5.9%)
82,557 Antero Midstream Corporation 1,216,890
70,591 Antero Resources Corporation
a
2,303,384
46,004 ChampionX Corporation 1,527,793
26,914 Chesapeake Energy Corporation 2,212,062
15,024 Chord Energy Corporation 2,519,224
22,249 Civitas Resources, Inc. 1,535,181
37,027 CNX Resources Corporation
a
899,756
23,463 DT Midstream, Inc. 1,666,577
104,781 Equitrans Midstream Corporation 1,360,057
36,215 HF Sinclair Corporation 1,931,708
28,039 Matador Resources Company 1,671,124
35,022 Murphy Oil Corporation 1,444,307
95,569 NOV, Inc. 1,816,767
60,143 Ovintiv, Inc. 2,818,902
25,496 PBF Energy, Inc. 1,173,326
124,097 Permian Resources Corporation 2,004,167
58,623 Range Resources Corporation 1,965,629
266,441 Southwestern Energy Company
a
1,793,148
4,499 Texas Pacific Land Corporation
b
3,303,481
15,047 Valaris, Ltd.
a
1,121,002
17,675 Weatherford International plc
a
2,164,304
Total 38,448,789

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Financials (15.8%)
7,699 Affiliated Managers Group, Inc. $ 1,202,815
66,103 Ally Financial, Inc. 2,622,306
15,806 American Financial Group, Inc. 1,944,454
120,916 Annaly Capital Management, Inc. 2,304,659
35,820 Associated Banc-Corp 757,593
25,490 Bank OZK 1,045,090
15,007 Brighthouse Financial, Inc.
a
650,403
44,139 Cadence Bank 1,248,251
52,172 Carlyle Group, Inc. 2,094,706
26,158 CNO Financial Group, Inc. 725,100
50,590 Columbia Banking System, Inc. 1,006,235
28,482 Commerce Bancshares, Inc. 1,588,726
15,525 Cullen/Frost Bankers, Inc. 1,577,806
33,620 East West Bancorp, Inc. 2,461,993
73,871 Equitable Holdings, Inc. 3,018,369
6,026 Erie Indemnity Company 2,183,822
25,774 Essent Group, Ltd. 1,448,241
10,529 Euronet Worldwide, Inc.
a
1,089,751
8,562 Evercore, Inc. 1,784,578
86,923 F.N.B. Corporation 1,189,107
19,393 Federated Hermes, Inc. 637,642
62,719 Fidelity National Financial, Inc. 3,099,573
25,062 First American Financial
Corporation 1,352,095
31,062 First Financial Bankshares, Inc. 917,261
132,134 First Horizon Corporation 2,083,753
9,009 FirstCash Holdings, Inc. 944,864
27,397 Glacier Bancorp, Inc. 1,022,456
20,932 Hancock Whitney Corporation 1,001,178
8,685 Hanover Insurance Group, Inc. 1,089,446
45,013 Home BancShares, Inc. 1,078,511
12,652 Houlihan Lokey, Inc. 1,706,249
25,880 Interactive Brokers Group, Inc. 3,172,888
12,920 International Bancshares
Corporation 739,153
31,017 Janus Henderson Group plc 1,045,583
40,987 Jefferies Financial Group, Inc. 2,039,513
14,621 Kemper Corporation 867,464
5,343 Kinsale Capital Group, Inc. 2,058,551
64,413 MGIC Investment Corporation 1,388,100
6,300 Morningstar, Inc. 1,863,855
188,386 New York Community Bancorp,
Inc.
b
606,603
76,299 Old National Bancorp 1,311,580
61,083 Old Republic International
Corporation 1,887,465
18,482 Pinnacle Financial Partners, Inc. 1,479,299
8,314 Primerica, Inc. 1,966,926
23,181 Prosperity Bancshares, Inc. 1,417,286
15,897 Reinsurance Group of America,
Inc. 3,263,177
12,777 RenaissanceRe Holdings, Ltd. 2,855,787
9,719 RLI Corporation 1,367,366
24,739 Ryan Specialty Holdings, Inc. 1,432,635
24,127 SEI Investments Company 1,560,776
14,689 Selective Insurance Group, Inc. 1,378,269
53,088 SLM Corporation 1,103,700
18,407 SouthState Corporation 1,406,663
72,526 Starwood Property Trust, Inc. 1,373,642
24,755 Stifel Financial Corporation 2,083,133
35,383 Synovus Financial Corporation 1,422,043
11,272 Texas Capital Bancshares, Inc.
a
689,170
10,600 UMB Financial Corporation 884,252
32,588 United Bankshares, Inc. 1,057,155
43,013 Unum Group 2,198,394
Shares Common Stock (98.6%) Value
Financials (15.8%) - continued
103,344 Valley National Bancorp $ 721,341
24,331 Voya Financial, Inc. 1,731,151
41,435 Webster Financial Corporation 1,806,152
81,748 Western Union Company 998,961
10,124 WEX, Inc.
a
1,793,365
14,921 Wintrust Financial Corporation 1,470,614
35,676 Zions Bancorp NA 1,547,268
Total 102,866,313
Health Care (9.1%)
22,416 Acadia Healthcare Company, Inc.
a
1,513,977
7,885 Amedisys, Inc.
a
723,843
30,009 Arrowhead Research Corporation
a
779,934
13,028 Azenta, Inc.
a
685,533
45,879 BioMarin Pharmaceutical, Inc.
a
3,777,218
23,528 Bruker Corporation 1,501,322
3,658 Chemed Corporation 1,984,758
27,704 Cytokinetics, Inc.
a
1,501,003
50,168 Dentsply Sirona, Inc. 1,249,685
29,517 Doximity, Inc.
a
825,590
24,327 Encompass Health Corporation 2,087,013
12,060 Enovis Corporation
a
545,112
41,524 Envista Holdings Corporation
a
690,544
70,382 Exelixis, Inc.
a
1,581,483
27,213 Globus Medical, Inc.
a
1,863,818
12,271 Haemonetics Corporation
a
1,015,180
30,752 Halozyme Therapeutics, Inc.
a
1,610,175
21,023 HealthEquity, Inc.
a
1,812,183
38,490 Illumina, Inc.
a
4,017,586
15,232 Jazz Pharmaceuticals, Inc.
a
1,625,711
16,747 Lantheus Holdings, Inc.
a
1,344,617
13,084 LivaNova plc
a
717,265
10,774 Masimo Corporation
a
1,356,878
5,689 Medpace Holdings, Inc.
a
2,343,015
47,626 Neogen Corporation
a
744,394
24,316 Neurocrine Biosciences, Inc.
a
3,347,584
41,997 Option Care Health, Inc.
a
1,163,317
9,366 Penumbra, Inc.
a
1,685,599
32,938 Perrigo Company plc 845,848
20,016 Progyny, Inc.
a
572,658
11,975 QuidelOrtho Corporation
a
397,809
47,838 R1 RCM, Inc.
a
600,845
12,556 Repligen Corporation
a
1,582,809
81,778 Roivant Sciences, Ltd.
a
864,393
22,839 Sarepta Therapeutics, Inc.
a
3,608,562
30,094 Sotera Health Company
a
357,216
23,602 Tenet Healthcare Corporation
a
3,139,774
10,717 United Therapeutics Corporation
a
3,413,900
Total 59,478,151
Industrials (21.8%)
16,487 AAON, Inc. 1,438,326
7,369 Acuity Brands, Inc. 1,779,171
16,463 Advanced Drainage Systems, Inc. 2,640,501
32,891 AECOM 2,899,013
14,965 AGCO Corporation 1,464,774
9,327 Applied Industrial Technologies,
Inc. 1,809,438
4,393 Avis Budget Group, Inc. 459,156
10,743 Brink's Company 1,100,083
22,086 BWX Technologies, Inc. 2,098,170
5,387 CACI International, Inc.
a
2,317,110
11,471 Carlisle Companies, Inc. 4,648,164
10,158 Chart Industries, Inc.
a
1,466,206

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Industrials (21.8%) - continued
12,120 Clean Harbors, Inc.
a
$ 2,740,938
8,604 Comfort Systems USA, Inc. 2,616,649
11,321 Concentrix Corporation 716,393
41,321 Core & Main, Inc.
a
2,022,250
11,877 Crane Company 1,721,927
9,254 Curtiss-Wright Corporation 2,507,649
29,084 Donaldson Company, Inc. 2,081,251
11,355 EMCOR Group, Inc. 4,145,483
9,765 EnerSys 1,010,873
13,724 ESAB Corporation 1,295,957
39,248 ExlService Holdings, Inc.
a
1,230,817
12,243 Exponent, Inc. 1,164,554
31,810 Flowserve Corporation 1,530,061
41,363 Fluor Corporation
a
1,801,359
30,222 Fortune Brands Innovations, Inc. 1,962,617
8,476 FTI Consulting, Inc.
a
1,826,832
8,602 GATX Corporation 1,138,561
40,008 Genpact, Ltd. 1,287,858
40,867 Graco, Inc. 3,239,936
28,857 GXO Logistics, Inc.
a
1,457,279
20,082 Hexcel Corporation 1,254,121
8,643 Insperity, Inc. 788,328
19,885 ITT Corporation 2,568,744
32,444 KBR, Inc. 2,080,958
14,086 Kirby Corporation
a
1,686,517
39,048 Knight-Swift Transportation
Holdings, Inc. 1,949,276
8,641 Landstar System, Inc. 1,594,092
7,747 Lennox International, Inc. 4,144,490
13,750 Lincoln Electric Holdings, Inc. 2,593,800
11,526 ManpowerGroup, Inc. 804,515
14,681 MasTec, Inc.
a
1,570,720
14,690 Maximus, Inc. 1,258,933
49,263 MDU Resources Group, Inc. 1,236,501
12,992 Middleby Corporation
a
1,592,949
8,945 MSA Safety, Inc. 1,678,887
11,019 MSC Industrial Direct Company,
Inc. 873,917
29,692 NEXTracker, Inc.
a
1,391,961
40,113 nVent Electric plc 3,073,057
15,802 Oshkosh Corporation 1,709,776
20,938 Owens Corning, Inc. 3,637,349
10,499 Paylocity Holding Corporation
a
1,384,293
44,390 RB Global, Inc. 3,389,620
7,016 RBC Bearings, Inc.
a
1,892,777
16,072 Regal Rexnord Corporation 2,173,256
10,590 Ryder System, Inc. 1,311,889
6,424 Saia, Inc.
a
3,046,839
12,388 Science Applications International
Corporation 1,456,209
36,422 Sensata Technologies Holding plc 1,361,819
10,186 Simpson Manufacturing Company,
Inc. 1,716,647
22,419 Stericycle, Inc.
a
1,303,216
16,261 Terex Corporation 891,753
12,926 Tetra Tech, Inc. 2,643,109
15,652 Timken Company 1,254,195
25,227 Toro Company 2,358,977
26,262 Trex Company, Inc.
a
1,946,539
14,921 UFP Industries, Inc. 1,671,152
4,879 Valmont Industries, Inc. 1,339,042
7,734 Watsco, Inc. 3,582,698
6,623 Watts Water Technologies, Inc. 1,214,460
10,562 WESCO International, Inc. 1,674,288
14,719 Woodward, Inc. 2,566,699
Shares Common Stock (98.6%) Value
Industrials (21.8%) - continued
28,108 XPO, Inc.
a
$ 2,983,664
Total 142,271,388
Information Technology (9.4%)
17,265 Allegro MicroSystems, Inc.
a
487,564
13,760 Altair Engineering, Inc.
a
1,349,581
24,981 Amkor Technology, Inc. 999,740
5,071 Appfolio, Inc.
a
1,240,214
12,861 Arrow Electronics, Inc.
a
1,553,094
11,090 ASGN, Inc.
a
977,805
6,733 Aspen Technology, Inc.
a
1,337,376
21,838 Avnet, Inc. 1,124,439
9,829 Belden, Inc. 921,960
9,766 Blackbaud, Inc.
a
743,876
34,939 Ciena Corporation
a
1,683,361
13,032 Cirrus Logic, Inc.
a
1,663,665
41,477 Cognex Corporation 1,939,465
32,049 Coherent Corporation
a
2,322,271
10,487 CommVault Systems, Inc.
a
1,274,905
11,733 Crane NXT Company 720,641
14,437 Dolby Laboratories, Inc. 1,143,843
58,386 Dropbox, Inc.
a
1,311,933
58,119 Dynatrace Holdings, LLC
a
2,600,244
6,936 IPG Photonics Corporation
a
585,329
55,597 Kyndryl Holdings, Inc.
a
1,462,757
33,234 Lattice Semiconductor
Corporation
a
1,927,240
5,988 Littelfuse, Inc. 1,530,473
16,333 Lumentum Holdings, Inc.
a
831,676
13,241 MACOM Technology Solutions
Holdings, Inc.
a
1,475,974
14,877 Manhattan Associates, Inc.
a
3,669,858
15,262 MKS Instruments, Inc. 1,992,912
8,673 Novanta, Inc.
a
1,414,653
11,906 Onto Innovation, Inc.
a
2,614,081
13,715 Power Integrations, Inc. 962,656
73,836 Pure Storage, Inc.
a
4,741,010
8,925 Qualys, Inc.
a
1,272,705
26,042 Rambus, Inc.
a
1,530,228
7,713 Silicon Laboratories, Inc.
a
853,289
9,543 Synaptics, Inc.
a
841,693
18,777 TD SYNNEX Corporation 2,166,866
23,365 Teradata Corporation
a
807,494
10,545 Universal Display Corporation 2,217,086
30,236 Vishay Intertechnology, Inc. 674,263
37,306 Vontier Corporation 1,425,089
30,409 Wolfspeed, Inc.
a
692,109
Total 61,085,418
Materials (6.4%)
43,385 Alcoa Corporation 1,725,855
16,011 AptarGroup, Inc. 2,254,509
249,396 Arcadium Lithium plc
a,b
837,971
12,112 Ashland, Inc. 1,144,463
22,049 Avient Corporation 962,439
53,312 Axalta Coating Systems, Ltd.
a
1,821,671
27,641 Berry Plastics Group, Inc. 1,626,673
13,351 Cabot Corporation 1,226,823
35,976 Chemours Company 811,978
114,884 Cleveland-Cliffs, Inc.
a
1,768,065
27,957 Commercial Metals Company 1,537,356
28,828 Crown Holdings, Inc. 2,144,515
8,324 Eagle Materials, Inc. 1,810,137

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Materials (6.4%) - continued
74,248 Graphic Packaging Holding
Company $ 1,946,040
6,231 Greif, Inc. 358,096
13,678 Knife River Corporation
a
959,375
15,412 Louisiana-Pacific Corporation 1,268,870
32,355 MP Materials Corporation
a,b
411,879
1,669 NewMarket Corporation 860,486
28,854 Olin Corporation 1,360,466
13,876 Reliance, Inc. 3,962,986
15,882 Royal Gold, Inc. 1,987,791
31,112 RPM International, Inc. 3,350,140
10,156 Scotts Miracle-Gro Company 660,749
19,607 Silgan Holdings, Inc. 829,964
23,741 Sonoco Products Company 1,204,144
54,058 United States Steel Corporation 2,043,392
7,766 Westlake Corporation 1,124,672
Total 42,001,505
Real Estate (7.0%)
24,257 Agree Realty Corporation 1,502,478
77,754 American Homes 4 Rent 2,889,339
72,800 Brixmor Property Group, Inc. 1,680,952
27,160 COPT Defense Properties 679,815
36,744 Cousins Properties, Inc. 850,623
54,358 CubeSmart 2,455,351
11,613 EastGroup Properties, Inc. 1,975,371
18,284 EPR Properties 767,562
45,061 Equity Lifestyle Properties, Inc. 2,934,823
31,976 First Industrial Realty Trust, Inc. 1,519,180
65,600 Gaming and Leisure Properties,
Inc. 2,965,776
91,464 Healthcare Realty Trust, Inc. 1,507,327
54,284 Independence Realty Trust, Inc. 1,017,282
11,492 Jones Lang LaSalle, Inc.
a
2,359,078
25,806 Kilroy Realty Corporation 804,373
53,061 Kite Realty Group Trust 1,187,505
21,219 Lamar Advertising Company 2,536,307
16,840 National Storage Affiliates Trust 694,145
44,301 NNN REIT, Inc. 1,887,223
59,704 Omega Healthcare Investors, Inc. 2,044,862
50,885 Park Hotels & Resorts, Inc. 762,257
19,211 PotlatchDeltic Corporation 756,721
33,093 Rayonier, Inc. REIT 962,675
52,524 Rexford Industrial Realty, Inc. 2,342,045
55,934 Sabra Health Care REIT, Inc. 861,384
43,994 STAG Industrial, Inc. 1,586,424
38,661 Vornado Realty Trust 1,016,398
52,872 WP Carey, Inc. 2,910,604
Total 45,457,880
Utilities (2.5%)
13,940 ALLETE, Inc. 869,159
16,656 Black Hills Corporation 905,753
60,802 Essential Utilities, Inc. 2,269,739
12,249 IDACORP, Inc. 1,140,994
22,209 National Fuel Gas Company 1,203,506
23,877 New Jersey Resources
Corporation 1,020,503
14,808 Northwestern Energy Group, Inc. 741,585
48,456 OGE Energy Corporation 1,729,879
13,668 ONE Gas, Inc. 872,702
12,993 Ormat Technologies, Inc. 931,598
21,794 PNM Resources, Inc. 805,506
Shares Common Stock (98.6%) Value
Utilities (2.5%) - continued
24,894 Portland General Electric
Company $ 1,076,417
14,546 Southwest Gas Holdings, Inc. 1,023,747
13,953 Spire, Inc. 847,366
50,649 UGI Corporation 1,159,862
Total 16,598,316
Total Common Stock
(cost $450,743,145) 642,945,970
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
5,322,100 Thrivent Cash Management Trust 5,322,100
Total Collateral Held for
Securities Loaned
(cost $5,322,100) 5,322,100
Shares or
Principal
Amount Short-Term Investments ( 1.3% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.256%, 8/21/2024
c,d
595,288
Thrivent Core Short-Term Reserve
Fund
758,634 5.580% 7,586,341
Total Short-Term Investments
(cost $8,181,698) 8,181,629
Total Investments (cost
$464,246,943) 100.7% $656,449,699
Other Assets and Liabilities, Net
(0.7%) (4,733,804)
Total Net Assets 100.0% $651,715,895
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 5,209,925
Total lending $5,209,925
Gross amount payable upon return of
collateral for securities loaned $5,322,100
Net amounts due to counterparty $112,175
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 220,426,165
Gross unrealized depreciation (29,861,435)
Net unrealized appreciation (depreciation) $ 190,564,730
Cost for federal income tax purposes $ 465,950,436
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,117,683 10,117,683 – –
Consumer Discretionary 94,665,500 94,665,500 – –
Consumer Staples 29,955,027 29,955,027 – –
Energy 38,448,789 38,448,789 – –
Financials 102,866,313 102,866,313 – –
Health Care 59,478,151 59,478,151 – –
Industrials 142,271,388 142,271,388 – –
Information Technology 61,085,418 61,085,418 – –
Materials 42,001,505 42,001,505 – –
Real Estate 45,457,880 45,457,880 – –
Utilities 16,598,316 16,598,316 – –
Short-Term Investments 595,288 – 595,288 –
Subtotal Investments in Securities $643,541,258 $642,945,970 $595,288 $–
Other Investments  * Total
Affiliated Short-Term Investments 7,586,341
Collateral Held for Securities Loaned 5,322,100
Subtotal Other Investments $12,908,441
Total Investments at Value $656,449,699
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 65,467 65,467 – –
Total Asset Derivatives $65,467 $65,467 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $595,288 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 28 September 2024 $ 8,217,213 $ 65,467
Total Futures Long Contracts $ 8,217,213 $ 65,467
Total Futures Contracts $ 8,217,213 $65,467

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 65,467
Total Equity Contracts 65,467
Total Asset Derivatives $65,467
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (330,285)
Total Equity Contracts
(330,285)
Total ($330,285)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (173,159)
Total Equity Contracts (173,159)
Total ($173,159)
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,199,549
Futures - Short (1,681)

Mid Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $4,339 $31,622 $28,375 $7,586 759 1.2%
Total Affiliated Short-Term Investments 4,339 7,586 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,129 34,559 32,366 5,322 5,322 0.8
Total Collateral Held for Securities Loaned 3,129 5,322 0.8
Total Value $7,468 $12,908
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $139
Total Income/Non Cash Income from Affiliated
Investments $139
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.4% ) Value
Consumer Discretionary (11.8%)
304,832 Crocs, Inc.
a
$ 44,487,182
271,633 Garmin, Ltd. 44,254,448
60,305 Lululemon Athletica, Inc.
a
18,013,104
1,609,551 Mobileye Global, Inc.
a
45,204,240
11,557 NVR, Inc.
a
87,700,988
617,927 Skyline Champion Corporation
a
41,864,554
Total 281,524,516
Consumer Staples (3.5%)
329,775 BJ's Wholesale Club Holdings,
Inc.
a
28,967,436
63,470 Casey's General Stores, Inc. 24,217,613
521,113 Tyson Foods, Inc. 29,776,397
Total 82,961,446
Energy (5.5%)
660,964 Chesapeake Energy Corporation 54,324,631
1,017,045 Devon Energy Corporation 48,207,933
1,489,090 NOV, Inc. 28,307,601
Total 130,840,165
Financials (15.8%)
1,118,160 Ally Financial, Inc. 44,357,407
82,751 Ameriprise Financial, Inc. 35,350,400
622,630 Arch Capital Group, Ltd.
a
62,817,141
155,563 Kinsale Capital Group, Inc. 59,935,313
426,713 Northern Trust Corporation 35,835,358
995,491 Radian Group, Inc. 30,959,770
300,980 Tradeweb Markets, Inc. 31,903,880
585,849 Western Alliance Bancorp 36,803,034
872,933 Zions Bancorp NA 37,859,104
Total 375,821,407
Health Care (10.0%)
86,484 Align Technology, Inc.
a
20,879,832
431,256 AMN Healthcare Services, Inc.
a
22,093,245
112,488 Charles River Laboratories
International, Inc.
a
23,237,771
414,423 Edwards Lifesciences Corporation
a
38,280,252
115,029 Humana, Inc. 42,980,586
303,983 Masimo Corporation
a
38,283,619
772,044 Option Care Health, Inc.
a
21,385,619
192,808 Sarepta Therapeutics, Inc.
a
30,463,664
Total 237,604,588
Industrials (20.3%)
419,744 Advanced Drainage Systems, Inc. 67,322,740
92,413 Axon Enterprise, Inc.
a
27,191,601
262,307 Expeditors International of
Washington, Inc. 32,733,291
744,649 Fastenal Company 46,793,743
542,237 Howmet Aerospace, Inc. 42,093,858
156,311 Lincoln Electric Holdings, Inc. 29,486,507
197,695 Old Dominion Freight Line, Inc. 34,912,937
173,184 Quanta Services, Inc. 44,004,323
132,978 Rockwell Automation, Inc. 36,606,184
623,062 Timken Company 49,925,958
110,759 United Rentals, Inc. 71,631,168
Total 482,702,310
Information Technology (12.4%)
689,180 Ciena Corporation
a
33,204,693
Shares Common Stock (96.4%) Value
Information Technology (12.4%) - continued
261,496 Datadog, Inc.
a
$ 33,913,416
758,028 DocuSign, Inc.
a
40,554,498
272,906 Enphase Energy, Inc.
a
27,211,457
126,919 MongoDB, Inc.
a
31,724,673
347,767 ON Semiconductor Corporation
a
23,839,428
120,136 Qorvo, Inc.
a
13,940,582
1,119,846 Trimble, Inc.
a
62,621,788
566,820 Varonis Systems, Inc.
a
27,190,355
Total 294,200,890
Materials (5.7%)
218,891 Albemarle Corporation
b
20,908,469
598,453 Ball Corporation 35,919,149
600,134 Steel Dynamics, Inc. 77,717,353
Total 134,544,971
Real Estate (4.7%)
340,320 Alexandria Real Estate Equities,
Inc. 39,807,230
153,889 Extra Space Storage, Inc. 23,915,890
247,367 SBA Communications Corporation 48,558,142
Total 112,281,262
Utilities (6.7%)
789,977 Alliant Energy Corporation 40,209,829
1,364,440 CenterPoint Energy, Inc. 42,270,351
1,504,497 NiSource, Inc. 43,344,559
381,640 Vistra Energy Corporation 32,813,407
Total 158,638,146
Total Common Stock
(cost $1,687,507,397) 2,291,119,701
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,375,500 Thrivent Cash Management Trust 1,375,500
Total Collateral Held for
Securities Loaned
(cost $1,375,500) 1,375,500
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
6,577,717 5.580% 65,777,174
Total Short-Term Investments
(cost $65,758,813) 65,777,174
Total Investments (cost
$1,754,641,710) 99.3% $2,358,272,375
Other Assets and Liabilities, Net
0.7% 17,293,960
Total Net Assets 100.0% $2,375,566,335
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 1,337,280
Total lending $1,337,280
Gross amount payable upon return of
collateral for securities loaned $1,375,500
Net amounts due to counterparty $38,220
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 667,866,235
Gross unrealized depreciation (64,996,035)
Net unrealized appreciation (depreciation) $ 602,870,200
Cost for federal income tax purposes $ 1,755,402,175
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 281,524,516 281,524,516 – –
Consumer Staples 82,961,446 82,961,446 – –
Energy 130,840,165 130,840,165 – –
Financials 375,821,407 375,821,407 – –
Health Care 237,604,588 237,604,588 – –
Industrials 482,702,310 482,702,310 – –
Information Technology 294,200,890 294,200,890 – –
Materials 134,544,971 134,544,971 – –
Real Estate 112,281,262 112,281,262 – –
Utilities 158,638,146 158,638,146 – –
Subtotal Investments in Securities $2,291,119,701 $2,291,119,701 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 65,777,174
Collateral Held for Securities Loaned 1,375,500
Subtotal Other Investments $67,152,674
Total Investments at Value $2,358,272,375
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 55,087 $192,349 $181,659 $65,777 6,578 2.8%
Total Affiliated Short-Term Investments 55,087 65,777 2.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,084 155,795 158,503 1,376 1,376 0.1
Total Collateral Held for Securities Loaned 4,084 1,376 0.1
Total Value $59,171 $67,153
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $2,111
Total Income/Non Cash Income from Affiliated
Investments $2,111
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (2.2%)
51,719 Imax Corporation
a
$ 867,328
28,999 Warner Brothers Discovery, Inc.
a
215,752
Total 1,083,080
Consumer Discretionary (9.3%)
9,518 Cedar Fair, LP 517,303
15,533 Cheesecake Factory, Inc. 610,292
4,376 D.R. Horton, Inc. 616,710
6,259 Lear Corporation 714,840
9,299 PUMA SE 427,104
4,837 Signet Jewelers, Ltd. 433,299
7,860 Six Flags Entertainment
Corporation
a
260,480
10,041 Tapestry, Inc. 429,654
19,719 Yum China Holding, Inc. 608,134
Total 4,617,816
Consumer Staples (5.7%)
5,498 Dollar Tree, Inc.
a
587,022
5,082 J & J Snack Foods Corporation 825,164
3,811 J.M. Smucker Company 415,551
4,974 Lamb Weston Holdings, Inc. 418,214
8,359 Sysco Corporation 596,749
Total 2,842,700
Energy (7.7%)
8,765 Chesapeake Energy Corporation 720,395
30,586 Coterra Energy, Inc. 815,729
16,780 Devon Energy Corporation 795,372
22,340 Enterprise Products Partners, LP 647,413
8,409 Helmerich & Payne, Inc. 303,901
1,458 Marathon Petroleum Corporation 252,934
6,598 Noble Corporation plc
b
294,601
Total 3,830,345
Financials (18.7%)
5,147 Allstate Corporation 821,770
4,235 Capital One Financial Corporation 586,336
24,135 Carlyle Group, Inc. 969,020
3,393 Cboe Global Markets, Inc. 577,014
10,560 Comerica, Inc. 538,982
17,201 Equitable Holdings, Inc. 702,833
3,846 M&T Bank Corporation 582,131
5,202 Raymond James Financial, Inc. 643,019
8,684 Selective Insurance Group, Inc. 814,820
12,959 Texas Capital Bancshares, Inc.
a
792,313
23,777 U.S. Bancorp 943,947
8,785 Voya Financial, Inc. 625,053
7,481 Wintrust Financial Corporation 737,327
Total 9,334,565
Health Care (8.5%)
31,815 Avantor, Inc.
a
674,478
19,828 Baxter International, Inc. 663,246
2,701 Humana, Inc. 1,009,229
5,061 Johnson & Johnson 739,716
3,070 Labcorp Holdings, Inc. 624,776
2,870 Universal Health Services, Inc. 530,749
Total 4,242,194
Industrials (18.2%)
6,737 AGCO Corporation 659,418
Shares Common Stock (98.2%) Value
Industrials (18.2%) - continued
20,593 Barnes Group, Inc. $ 852,756
3,502 Booz Allen Hamilton Holding
Corporation 538,958
1,441 Carlisle Companies, Inc. 583,908
25,101 Flowserve Corporation 1,207,358
2,167 General Dynamics Corporation 628,733
13,521 Hexcel Corporation 844,386
3,660 JB Hunt Transport Services, Inc. 585,600
11,915 MSC Industrial Direct Company,
Inc. 944,979
11,781 Robert Half, Inc. 753,748
21,859 Southwest Airlines Company 625,386
23,160 Werner Enterprises, Inc. 829,823
Total 9,055,053
Information Technology (8.6%)
8,521 Coherent Corporation
a
617,432
5,359 CommVault Systems, Inc.
a
651,493
4,911 Jabil, Inc. 534,268
29,702 Knowles Corporation
a
512,656
7,146 MKS Instruments, Inc. 933,125
2,361 PTC, Inc.
a
428,923
7,830 Western Digital Corporation
a
593,279
Total 4,271,176
Materials (7.2%)
15,378 Alcoa Corporation 611,737
12,755 Axalta Coating Systems, Ltd.
a
435,838
9,547 Berry Plastics Group, Inc. 561,841
5,862 Celanese Corporation 790,725
9,278 CF Industries Holdings, Inc. 687,685
6,386 West Fraser Timber Company, Ltd. 490,892
Total 3,578,718
Real Estate (6.3%)
2,532 AvalonBay Communities, Inc. 523,846
4,077 CBRE Group, Inc.
a
363,301
6,783 Crown Castle, Inc. 662,699
59,370 Healthcare Realty Trust, Inc. 978,418
3,943 Simon Property Group, Inc. 598,547
Total 3,126,811
Utilities (5.8%)
12,124 Alliant Energy Corporation 617,112
2,442 Constellation Energy Corporation 489,059
5,638 DTE Energy Company 625,874
28,566 NiSource, Inc. 822,986
4,124 Vistra Energy Corporation 354,582
Total 2,909,613
Total Common Stock
(cost $43,287,802) 48,892,071
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
286,750 Thrivent Cash Management Trust 286,750
Total Collateral Held for
Securities Loaned
(cost $286,750) 286,750

Mid Cap Value Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
79,764 5.580% $ 797,638
Total Short-Term Investments
(cost $797,638) 797,638
Total Investments (cost
$44,372,190) 100.4% $49,976,459
Other Assets and Liabilities, Net
(0.4%) (208,689)
Total Net Assets 100.0% $49,767,770
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 276,830
Total lending $276,830
Gross amount payable upon return of
collateral for securities loaned $286,750
Net amounts due to counterparty $9,920
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,794,281
Gross unrealized depreciation (2,388,124)
Net unrealized appreciation (depreciation) $ 5,406,157
Cost for federal income tax purposes $ 44,570,302
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,083,080 1,083,080 – –
Consumer Discretionary 4,617,816 4,190,712 427,104 –
Consumer Staples 2,842,700 2,842,700 – –
Energy 3,830,345 3,830,345 – –
Financials 9,334,565 9,334,565 – –
Health Care 4,242,194 4,242,194 – –
Industrials 9,055,053 9,055,053 – –
Information Technology 4,271,176 4,271,176 – –
Materials 3,578,718 3,578,718 – –
Real Estate 3,126,811 3,126,811 – –
Utilities 2,909,613 2,909,613 – –
Subtotal Investments in Securities $48,892,071 $48,464,967 $427,104 $–
Other Investments  * Total
Affiliated Short-Term Investments 797,638
Collateral Held for Securities Loaned 286,750
Subtotal Other Investments $1,084,388
Total Investments at Value $49,976,459
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $156 $6,686 $6,044 $798 80 1.6%
Total Affiliated Short-Term Investments 156 798 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,290 1,003 287 287 0.6
Total Collateral Held for Securities Loaned – 287 0.6
Total Value $156 $1,085
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $17
Total Income/Non Cash Income from Affiliated
Investments $17
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.2% ) Value
U.S. Affiliated  (40.6%)
19,848,951 Thrivent Core Emerging Markets
Debt Fund $ 158,593,115
6,062,923 Thrivent Core Emerging Markets
Equity Fund 57,597,768
508,577 Thrivent Core Low Volatility Equity
Fund 5,680,808
10,991,303 Thrivent Core Mid Cap Value Fund 119,475,466
13,496,955 Thrivent Core Small Cap Value
Fund 143,607,600
36,497,991 Thrivent Global Stock Portfolio 522,950,520
27,080,197 Thrivent High Yield Portfolio 111,857,462
39,018,083 Thrivent Income Portfolio 338,520,887
31,967,293 Thrivent International Allocation
Portfolio 308,359,702
5,170,077 Thrivent International Index
Portfolio 70,506,923
48,128,664 Thrivent Large Cap Value Portfolio 1,084,333,993
19,913,433 Thrivent Limited Maturity Bond
Portfolio 192,184,542
25,123,827 Thrivent Mid Cap Stock Portfolio 507,571,653
9,583,847 Thrivent Small Cap Stock Portfolio 177,207,239
Total 3,798,447,678
U.S. Unaffiliated  (0.6%)
17,674 Invesco QQQ Trust Series 1 8,467,790
159,076 iShares Broad USD High Yield
Corporate Bond ETF 5,771,277
70,834 SPDR S&P 500 ETF Trust 38,549,280
37,693 SPDR S&P Biotech ETF 3,494,518
3,630 SPDR S&P Oil & Gas Exploration
ETF 528,056
Total 56,810,921
Total Registered Investment
Companies (cost $3,137,966,193) 3,855,258,599
Shares Common Stock ( 26.4% ) Value
Communications Services (2.3%)
77,738 Alphabet, Inc., Class A 14,159,977
508,845 Alphabet, Inc., Class C 93,332,350
77,676 Altice USA, Inc.
a
158,459
32,108 AMC Networks, Inc.
a,b
310,163
14,839 Bandwidth, Inc.
a
250,482
204,070 Cargurus, Inc.
a
5,346,634
4,670 Cogent Communications Holdings 263,575
64,714 Comcast Corporation 2,534,200
105,317 E.W. Scripps Company
a
330,695
6,339 EchoStar Corporation
a
112,898
7,283 Electronic Arts, Inc. 1,014,740
25,589 Emerald Holding, Inc.
a
145,601
10,294 Entravision Communications
Corporation 20,897
56,021 iHeartMedia, Inc.
a
61,063
15,626 Imax Corporation
a
262,048
84,769 Integral Ad Science Holding
Corporation
a
823,955
19,991 Iridium Communications, Inc. 532,160
9,245 Liberty Global, Ltd., Class A
a
161,140
30,097 Liberty Latin America, Ltd., Class
A
a
289,232
5,422 Liberty Media Corporation-Liberty
Live Group
a
207,500
36,308 Magnite, Inc.
a
482,533
Shares Common Stock (26.4%) Value
Communications Services (2.3%) - continued
147,849 Meta Platforms, Inc. $ 74,548,423
8,044 Netflix, Inc.
a
5,428,735
7,215 New York Times Company 369,480
1,272 Omnicom Group, Inc. 114,098
31,587 Paramount Global
b
328,189
69,397 Pinterest, Inc.
a
3,058,326
124,047 QuinStreet, Inc.
a
2,057,940
13,885 Roku, Inc.
a
832,128
10,026 Sinclair, Inc. 133,647
8,891 TechTarget, Inc.
a
277,132
20,508 Telephone and Data Systems, Inc. 425,131
32,603 Trade Desk, Inc.
a
3,184,335
94,702 Verizon Communications, Inc. 3,905,511
58,441 Warner Brothers Discovery, Inc.
a
434,801
11,378 Windstream Services, LLC
a
143,363
Total 216,041,541
Consumer Discretionary (3.1%)
541 Adient plc
a
13,368
526,067 Amazon.com, Inc.
a
101,662,448
42,076 American Axle & Manufacturing
Holdings, Inc.
a
294,111
53,780 American Eagle Outfitters, Inc. 1,073,449
17,513 Aptiv plc
a
1,233,265
23,223 Autoliv, Inc. 2,484,629
2,838 Beazer Homes USA, Inc.
a
77,988
124,661 Best Buy Company, Inc. 10,507,676
225 Booking Holdings, Inc. 891,337
23,732 Boot Barn Holdings, Inc.
a
3,059,767
2,420 Brunswick Corporation 176,103
6,028 Carvana Company
a
775,924
756 Cavco Industries, Inc.
a
261,705
4,543 Chewy, Inc.
a,b
123,751
33,750 Chipotle Mexican Grill, Inc.
a
2,114,437
22,055 Columbia Sportswear Company 1,744,109
11,724 Cooper-Standard Holdings, Inc.
a
145,847
3,446 Coursera, Inc.
a
24,673
2,025 Crocs, Inc.
a
295,528
4,254 D.R. Horton, Inc. 599,516
55,009 Dana, Inc. 666,709
869 Darden Restaurants, Inc. 131,497
2,188 Deckers Outdoor Corporation
a
2,117,875
2,109 DoorDash, Inc.
a
229,417
228 Dorman Products, Inc.
a
20,857
33,556 DraftKings, Inc.
a
1,280,833
234,501 eBay, Inc. 12,597,394
2,319 El Pollo Loco Holdings, Inc.
a
26,228
7,121 Etsy, Inc.
a
419,997
38,220 Everi Holdings, Inc.
a
321,048
94,676 Expedia Group, Inc.
a
11,928,229
684 Fox Factory Holding Corporation
a
32,962
1,422 Frontdoor, Inc.
a
48,049
52,153 Gap, Inc. 1,245,935
1,803 Garmin, Ltd. 293,745
69,550 Gentex Corporation 2,344,531
5,154 Genuine Parts Company 712,901
20,506 Goodyear Tire & Rubber
Company
a
232,743
15,641 Grand Canyon Education, Inc.
a
2,188,332
9,558 H&R Block, Inc. 518,330
80,465 Hanesbrands, Inc.
a
396,692
3,786 Harley-Davidson, Inc. 126,982
11,519 Hasbro, Inc. 673,862
46,175 Hilton Worldwide Holdings, Inc. 10,075,385
64,431 Home Depot, Inc. 22,179,727

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Consumer Discretionary (3.1%) - continued
322 KB Home $ 22,598
19,249 Kohl's Corporation 442,535
78,219 Laureate Education, Inc. 1,168,592
6,375 Lear Corporation 728,089
10,354 Leggett & Platt, Inc. 118,657
2,241 Lennar Corporation 335,859
2,385 Light & Wonder, Inc.
a
250,139
42,502 LKQ Corporation 1,767,658
5,713 Lowe's Companies, Inc. 1,259,488
6,777 Lululemon Athletica, Inc.
a
2,024,290
1,352 M/I Homes, Inc.
a
165,133
27,759 McDonald's Corporation 7,074,104
10,246 Meritage Homes Corporation 1,658,315
10,677 Mobileye Global, Inc.
a
299,864
28,280 Modine Manufacturing Company
a
2,833,373
11,650 Mohawk Industries, Inc.
a
1,323,324
18,245 Nordstrom, Inc. 387,159
381 NVR, Inc.
a
2,891,241
6,191 O'Reilly Automotive, Inc.
a
6,538,067
15,747 Patrick Industries, Inc. 1,709,337
6,618 Pool Corporation 2,033,910
178,006 Qurate Retail, Inc.
a
112,144
1,709 Ralph Lauren Corporation 299,178
25,213 Ross Stores, Inc. 3,663,953
9,126 Savers Value Village, Inc.
a
111,702
5,017 Service Corporation International/
US 356,859
63,728 SharkNinja, Inc. 4,789,159
61,698 Skyline Champion Corporation
a
4,180,040
8,670 Sony Group Corporation ADR 736,517
2,281 Starbucks Corporation 177,576
8,798 Steven Madden, Ltd. 372,155
23,142 Stitch Fix, Inc.
a
96,039
107,916 Stoneridge, Inc.
a
1,722,339
4,605 Strategic Education, Inc. 509,589
129,982 Tesla, Inc.
a
25,720,838
20,020 Texas Roadhouse, Inc. 3,437,634
124,868 ThredUp, Inc.
a
212,276
1,303 TopBuild Corporation
a
502,007
34,075 Travel + Leisure Company 1,532,694
19 Ulta Beauty, Inc.
a
7,332
14,062 Upbound Group, Inc. 431,703
19,974 Urban Outfitters, Inc.
a
819,933
53,053 VF Corporation 716,216
269 Visteon Corporation
a
28,702
77 Wingstop, Inc. 32,545
34,250 Wyndham Hotels & Resorts, Inc. 2,534,500
24,690 Yum China Holding, Inc. 761,440
Total 287,266,693
Consumer Staples (0.7%)
73,495 Altria Group, Inc. 3,347,697
13,179 BellRing Brands, Inc.
a
753,048
5,871 BJ's Wholesale Club Holdings,
Inc.
a
515,709
421 Casey's General Stores, Inc. 160,637
65,852 Celsius Holdings, Inc.
a
3,759,491
76,855 Coca-Cola Company 4,891,821
3,298 Costco Wholesale Corporation 2,803,267
74,784 Coty, Inc.
a
749,336
20,372 e.l.f. Beauty, Inc.
a
4,292,788
7,909 Flowers Foods, Inc. 175,580
34,784 J & J Snack Foods Corporation 5,647,878
3,095 John B. Sanfilippo & Son, Inc. 300,741
46,175 Kenvue, Inc. 839,461
Shares Common Stock (26.4%) Value
Consumer Staples (0.7%) - continued
42,814 Keurig Dr Pepper, Inc. $ 1,429,988
8,108 Kroger Company 404,832
11,557 Lamb Weston Holdings, Inc. 971,713
22,570 Lancaster Colony Corporation 4,265,053
808 McCormick & Company, Inc. 57,319
2,166 PepsiCo, Inc. 357,238
20,428 Philip Morris International, Inc. 2,069,969
7,732 Pilgrim's Pride Corporation
a
297,605
1,567 PriceSmart, Inc. 127,240
13,157 Procter & Gamble Company 2,169,852
26,880 Sysco Corporation 1,918,963
6,351 Turning Point Brands, Inc. 203,804
26,908 Tyson Foods, Inc. 1,537,523
10,463 US Foods Holding Corporation
a
554,330
326,221 Walmart, Inc. 22,088,424
Total 66,691,307
Energy (0.7%)
101,483 Archrock, Inc. 2,051,986
34,531 Baker Hughes Company 1,214,455
6,709 California Resources Corporation 357,053
6,784 Chesapeake Energy Corporation 557,577
5,237 Chevron Corporation 819,172
14,987 ConocoPhillips 1,714,213
27,302 Delek US Holdings, Inc. 675,998
31,441 Devon Energy Corporation 1,490,303
48,419 Enterprise Products Partners, LP 1,403,183
49,544 EOG Resources, Inc. 6,236,103
28,042 Expro Group Holdings NV
a
642,723
57,198 Exxon Mobil Corporation 6,584,634
6,060 Gulfport Energy Corporation
a
915,060
361,168 Halliburton Company 12,200,255
20,300 Hess Midstream, LP 739,732
2,603 International Seaways, Inc. 153,915
10,729 Kodiak Gas Services, Inc. 292,473
5,166 Marathon Petroleum Corporation 896,198
53,766 Matador Resources Company 3,204,454
18,676 Murphy Oil Corporation 770,198
13,755 Noble Corporation plc
b
614,161
60,108 NOV, Inc. 1,142,653
15,091 Ovintiv, Inc. 707,315
22,666 Par Pacific Holdings, Inc.
a
572,316
10,851 Phillips 66 1,531,836
45,899 ProPetro Holding Corporation
a
397,944
27,873 Schlumberger NV 1,315,048
9,571 Shell plc ADR 690,835
34,439 SM Energy Company 1,488,798
226,726 TechnipFMC plc 5,928,885
19,387 Viper Energy, Inc. 727,594
86,075 Williams Companies, Inc. 3,658,187
Total 61,695,257
Financials (3.2%)
1,818 1st Source Corporation 97,481
9,845 Allstate Corporation 1,571,853
24,001 Ally Financial, Inc. 952,120
10,301 Amalgamated Financial
Corporation 282,247
43,989 American Express Company 10,185,653
20,064 American International Group, Inc. 1,489,551
24,412 Ameriprise Financial, Inc. 10,428,562
2,317 Ameris Bancorp 116,661
34,269 Annaly Capital Management, Inc. 653,167
116 Apollo Global Management, Inc. 13,696

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Financials (3.2%) - continued
4,127 Arch Capital Group, Ltd.
a
$ 416,373
9,255 Arthur J. Gallagher & Company 2,399,914
17,225 Artisan Partners Asset
Management, Inc. 710,876
5,873 Associated Banc-Corp 124,214
7,851 Assurant, Inc. 1,305,229
6,343 Assured Guaranty, Ltd. 489,362
2,189 Atlantic Union Bankshares
Corporation 71,909
2,427 Axis Capital Holdings, Ltd. 171,468
9,766 Axos Financial, Inc.
a
558,127
5,138 Bancorp, Inc.
a
194,011
113,161 Bank of America Corporation 4,500,413
400 Bank of Hawaii Corporation 22,884
11,075 Bank of Marin Bancorp 179,304
5,439 Bank of N.T. Butterfield & Son, Ltd. 191,018
44,314 Bank of New York Mellon
Corporation 2,653,965
35,586 Bank OZK 1,459,026
6,780 BankFinancial Corporation 69,766
1,038 BankUnited, Inc. 30,382
3,195 Banner Corporation 158,600
3,083 Bar Harbor Bankshares 82,871
2,180 BayCom Corporation 44,363
12,749 BCB Bancorp, Inc. 135,522
16,165 Berkshire Hathaway, Inc.
a
6,575,922
18,288 Berkshire Hills Bancorp, Inc. 416,966
2,515 BlackRock, Inc. 1,980,110
5,103 Block, Inc.
a
329,092
96,949 Blue Owl Capital, Inc. 1,720,845
647 BOK Financial Corporation 59,291
12,724 Bridgewater Bancshares, Inc.
a
147,726
10,470 Brighthouse Financial, Inc.
a
453,770
14,024 BrightSpire Capital, Inc. 79,937
62,309 Brookline Bancorp, Inc. 520,280
30,046 Brown & Brown, Inc. 2,686,413
13,320 Business First Bancshares, Inc. 289,843
12,844 Byline Bancorp, Inc. 304,917
11,086 Cadence Bank 313,512
1,501 Camden National Corporation 49,533
790 Capital City Bank Group, Inc. 22,468
6,407 Capital One Financial Corporation 887,049
30,955 Capitol Federal Financial, Inc. 169,943
56,324 Carlyle Group, Inc. 2,261,409
11,611 Cathay General Bancorp 437,967
15,465 Cboe Global Markets, Inc. 2,629,978
33,687 Central Pacific Financial
Corporation 714,164
23,072 Charles Schwab Corporation 1,700,176
23,629 Chubb, Ltd. 6,027,285
6,924 Cincinnati Financial Corporation 817,724
12,938 Citigroup, Inc. 821,045
2,795 Citizens Financial Group, Inc. 100,704
10,653 CNB Financial Corporation 217,428
17,779 CNO Financial Group, Inc. 492,834
1,405 Coinbase Global, Inc.
a
312,233
71,616 Columbia Banking System, Inc. 1,424,442
25,191 Comerica, Inc. 1,285,749
8,824 Commerce Bancshares, Inc. 492,203
763 Community Financial System, Inc. 36,021
15,580 Community Trust Bancorp, Inc. 680,223
1,168 Community West Bancshares 21,608
19,892 ConnectOne Bancorp, Inc. 375,760
4,160 Cullen/Frost Bankers, Inc. 422,781
11,277 Customers Bancorp, Inc.
a
541,070
Shares Common Stock (26.4%) Value
Financials (3.2%) - continued
1,381 CVB Financial Corporation $ 23,808
17,316 Dime Community Bancshares, Inc. 353,246
10,640 Discover Financial Services 1,391,818
20,613 Eagle Bancorp, Inc. 389,586
12,344 East West Bancorp, Inc. 903,951
17,749 Ellington Credit Company 123,356
2,991 Employers Holdings, Inc. 127,506
9,862 Enova International, Inc.
a
613,909
963 Enterprise Bancorp, Inc./MA 23,959
19,031 Enterprise Financial Services
Corporation 778,558
5,317 Equity Bancshares, Inc. 187,158
35,981 F.N.B. Corporation 492,220
20,226 FactSet Research Systems, Inc. 8,257,669
59,532 Federated Hermes, Inc. 1,957,412
6,351 Fidelity National Information
Services, Inc. 478,611
5,006 Fifth Third Bancorp 182,669
15,855 Financial Institutions, Inc. 306,319
5,007 First Bancorp/Puerto Rico 91,578
27,610 First Bancshares, Inc. 717,308
380 First Citizens BancShares, Inc./NC 639,772
18,809 First Commonwealth Financial
Corporation 259,752
3,689 First Financial Bancorp 81,970
4,341 First Financial Bankshares, Inc. 128,190
7,114 First Financial Corporation 262,364
32,152 First Foundation, Inc. 210,596
2,601 First Hawaiian, Inc. 53,997
42,303 First Horizon Corporation 667,118
5,923 First Internet Bancorp 160,039
17,809 First Interstate BancSystem, Inc. 494,556
5,806 First Merchants Corporation 193,282
9,085 First Mid-Illinois Bancshares, Inc. 298,715
21,250 First of Long Island Corporation 212,925
15,519 Fiserv, Inc.
a
2,312,952
19,056 Flushing Financial Corporation 250,586
4,905 Fulton Financial Corporation 83,287
48,625 Glacier Bancorp, Inc. 1,814,685
4,247 Global Payments, Inc. 410,685
7,810 Great Southern Bancorp, Inc. 434,314
9,630 Green Dot Corporation
a
91,003
36,963 Hamilton Lane, Inc. 4,567,888
3,870 Hancock Whitney Corporation 185,102
53,576 Hanmi Financial Corporation 895,791
4,634 Hanover Insurance Group, Inc. 581,289
8,597 Hartford Financial Services Group,
Inc. 864,342
13,195 Heartland Financial USA, Inc. 586,518
32,675 Heritage Commerce Corporation 284,272
24,679 Heritage Financial Corporation 444,962
9,482 Home BancShares, Inc. 227,189
15,568 Hometrust Bancshares, Inc. 467,507
66,748 Hope Bancorp, Inc. 716,874
1,532 Horace Mann Educators
Corporation 49,974
23,847 Horizon Bancorp, Inc. 294,987
48,037 Houlihan Lokey, Inc. 6,478,270
9,594 Huntington Bancshares, Inc./OH 126,449
9,236 Independent Bank Corporation/MA 468,450
15,356 Independent Bank Corporation/MI 414,612
154,882 Intercontinental Exchange, Inc. 21,201,797
130,175 Invesco, Ltd. 1,947,418
83,458 J.P. Morgan Chase & Company 16,880,215
13,406 Jack Henry & Associates, Inc. 2,225,664

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Financials (3.2%) - continued
50,674 Janus Henderson Group plc $ 1,708,221
12,502 Jefferies Financial Group, Inc. 622,100
46,107 Kearny Financial Corporation/MD 283,558
315,110 KeyCorp 4,477,713
13,301 Kinsale Capital Group, Inc. 5,124,609
7,304 KKR & Company, Inc. 768,673
7,890 Lazard, Inc. 301,240
3,467 LendingTree, Inc.
a
144,193
11,569 LPL Financial Holdings, Inc. 3,231,222
1,201 M&T Bank Corporation 181,783
29,901 Marsh & McLennan Companies,
Inc. 6,300,739
14,057 Mastercard, Inc. 6,201,386
9,441 Mercantile Bank Corporation 383,021
15,034 MetLife, Inc. 1,055,236
5,048 Metropolitan Bank Holding
Corporation
a
212,470
47,302 MFA Financial, Inc. 503,293
167,493 MGIC Investment Corporation 3,609,474
2,546 Mid Penn Bancorp, Inc. 55,885
15,979 Midland States Bancorp, Inc. 361,924
26,515 MidWestOne Financial Group, Inc. 596,322
4,501 Moody's Corporation 1,894,606
21,929 Mr. Cooper Group, Inc.
a
1,781,293
8,676 MSCI, Inc. 4,179,663
1,053 MVB Financial Corporation 19,628
148,986 Nasdaq, Inc. 8,977,896
5,619 NCR Atleos Corporation
a
151,825
255 Nelnet, Inc. 25,719
7,039 New York Community Bancorp,
Inc.
b
22,666
76,037 NMI Holdings, Inc.
a
2,588,299
29,018 Northern Trust Corporation 2,436,932
18,306 Northfield Bancorp, Inc. 173,541
43,529 NU Holdings, Ltd./Cayman
Islands
a
561,089
62,868 OceanFirst Financial Corporation 998,973
15,556 OFG Bancorp 582,572
19,890 Old National Bancorp 341,909
14,205 Old Republic International
Corporation 438,934
21,984 Old Second Bancorp, Inc. 325,583
40,560 OneMain Holdings, Inc. 1,966,754
4,569 Orrstown Financial Services, Inc. 125,008
181,179 PayPal Holdings, Inc.
a
10,513,817
4,238 PCB Bancorp 68,995
3,391 PennyMac Financial Services, Inc. 320,789
10,653 Peoples Bancorp, Inc./OH 319,590
5,146 Pinnacle Financial Partners, Inc. 411,886
109 Piper Sandler Companies 25,089
1,139 PNC Financial Services Group,
Inc. 177,092
4,728 Popular, Inc. 418,097
18,304 Premier Financial Corporation 374,500
9,620 Principal Financial Group, Inc. 754,689
19,056 Progressive Corporation 3,958,122
9,307 Prosperity Bancshares, Inc. 569,030
28,676 Provident Financial Services, Inc. 411,501
3,811 Prudential Financial, Inc. 446,611
37,734 Radian Group, Inc. 1,173,527
90,117 Raymond James Financial, Inc. 11,139,362
5,979 Regions Financial Corporation 119,819
1,929 Reinsurance Group of America,
Inc. 395,966
91,485 Rithm Capital Corporation 998,101
Shares Common Stock (26.4%) Value
Financials (3.2%) - continued
19,194 RLI Corporation $ 2,700,404
14,314 Sandy Spring Bancorp, Inc. 348,689
44,278 SEI Investments Company 2,864,344
1,801 ServisFirst Bancshares, Inc. 113,805
11,841 Shore Bancshares, Inc. 135,579
6,691 Skyward Specialty Insurance
Group, Inc.
a
242,080
1,118 Southern First Bancshares, Inc.
a
32,690
844 Southern Missouri Bancorp, Inc. 37,988
4,191 Southside Bancshares, Inc. 115,714
4,986 SouthState Corporation 381,030
1,377 Stellar Bancorp, Inc. 31,616
20,565 StepStone Group, Inc. 943,728
2,336 Stifel Financial Corporation 196,574
9,517 Synovus Financial Corporation 382,488
1,283 Texas Capital Bancshares, Inc.
a
78,443
61,062 TPG, Inc. 2,531,020
35,858 Tradeweb Markets, Inc. 3,800,948
43,654 Triumph Financial, Inc.
a
3,568,715
9,603 TrustCo Bank Corporation NY 276,278
24,222 Two Harbors Investment
Corporation 319,973
3,658 U.S. Bancorp 145,223
7,323 UMB Financial Corporation 610,885
7,272 United Bankshares, Inc. 235,904
2,995 United Community Banks, Inc. 76,253
13,054 Univest Financial Corporation 298,023
4,023 Unum Group 205,616
173,352 Valley National Bancorp 1,209,997
16,796 Veritex Holdings, Inc. 354,228
61,726 Virtu Financial, Inc. 1,385,749
9,589 Visa, Inc. 2,516,825
1,288 Voya Financial, Inc. 91,641
15,098 WaFd, Inc. 431,501
2,594 Walker & Dunlop, Inc. 254,731
29,909 Webster Financial Corporation 1,303,733
77,577 Wells Fargo & Company 4,607,298
7,069 Westamerica Bancorporation 343,059
37,313 Western Alliance Bancorp 2,344,003
79,658 Western Union Company 973,421
2,117 Willis Towers Watson plc 554,950
4,137 Wintrust Financial Corporation 407,743
1,084 WSFS Financial Corporation 50,948
16,404 Zions Bancorp NA 711,441
Total 301,479,821
Health Care (3.2%)
61,633 Abbott Laboratories 6,404,285
6,747 AbbVie, Inc. 1,157,245
19,680 ACADIA Pharmaceuticals, Inc.
a
319,800
9,384 ACELYRIN, Inc.
a
41,383
61,293 Agilent Technologies, Inc. 7,945,412
6,188 Agios Pharmaceuticals, Inc.
a
266,827
8,312 Align Technology, Inc.
a
2,006,766
48,422 Amgen, Inc. 15,129,454
2,858 AMN Healthcare Services, Inc.
a
146,415
23,838 Amneal Pharmaceuticals, Inc.
a
151,371
5,751 Anika Therapeutics, Inc.
a
145,673
10,702 Arcellx, Inc.
a
590,643
5,589 Argenx SE ADR
a
2,403,494
1,530 Arvinas, Inc.
a
40,729
11,842 Ascendis Pharma AS ADR
a
1,615,012
18,171 AstraZeneca plc ADR 1,417,156
114,739 Avantor, Inc.
a
2,432,467
3,445 Biogen, Inc.
a
798,620

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Health Care (3.2%) - continued
60,444 Bio-Techne Corporation $ 4,330,813
27,017 Boston Scientific Corporation
a
2,080,579
16,173 Bruker Corporation 1,031,999
20,448 CareDx, Inc.
a
317,557
26,886 Caribou Biosciences, Inc.
a
44,093
5,845 Castle Biosciences, Inc.
a
127,246
8,690 Cencora, Inc. 1,957,857
6,012 Centene Corporation
a
398,596
7,879 Charles River Laboratories
International, Inc.
a
1,627,644
7,722 Chemed Corporation 4,189,803
3,490 Cigna Group 1,153,689
4,994 Cooper Companies, Inc. 435,976
3,431 CRISPR Therapeutics AG
a,b
185,308
68,426 Danaher Corporation 17,096,236
13,209 Definitive Healthcare Corporation
a
72,121
32,813 Denali Therapeutics, Inc.
a
761,918
69,026 Dentsply Sirona, Inc. 1,719,438
27,799 Dexcom, Inc.
a
3,151,851
21,557 Editas Medicine, Inc.
a
100,671
17,132 Edwards Lifesciences Corporation
a
1,582,483
129,078 Elanco Animal Health, Inc.
a
1,862,596
3,985 Elevance Health, Inc. 2,159,312
34,625 Eli Lilly & Company 31,348,782
2,088 Enanta Pharmaceuticals, Inc.
a
27,081
22,953 Encompass Health Corporation 1,969,138
51,039 Enovis Corporation
a
2,306,963
25,572 Erasca, Inc.
a
60,350
2,045 Exelixis, Inc.
a
45,951
25,272 Fate Therapeutics, Inc.
a
82,892
156,891 Gilead Sciences, Inc. 10,764,291
50,839 Globus Medical, Inc.
a
3,481,963
34,417 GoodRx Holdings, Inc.
a
268,453
408 GRAIL, Inc.
a
6,271
11,376 Guardant Health, Inc.
a
328,539
23,057 Haemonetics Corporation
a
1,907,506
28,913 Halozyme Therapeutics, Inc.
a
1,513,885
25,110 HealthEquity, Inc.
a
2,164,482
763 Humana, Inc. 285,095
8,987 ICON plc
a
2,817,155
5,736 IDEXX Laboratories, Inc.
a
2,794,579
2,450 Illumina, Inc.
a
255,731
30,723 Immunocore Holdings plc ADR
a
1,041,202
11,348 Inspire Medical Systems, Inc.
a
1,518,703
7,623 Intellia Therapeutics, Inc.
a
170,603
38,101 Intuitive Surgical, Inc.
a
16,949,230
1,512 IQVIA Holding, Inc.
a
319,697
56,571 Johnson & Johnson 8,268,417
2,628 Kymera Therapeutics, Inc.
a
78,446
53,535 Labcorp Holdings, Inc. 10,894,908
14,672 Legend Biotech Corporation ADR
a
649,823
293 Ligand Pharmaceuticals, Inc.
a
24,688
4,230 LivaNova plc
a
231,889
3,520 Masimo Corporation
a
443,309
136 Medpace Holdings, Inc.
a
56,012
163,217 Medtronic plc 12,846,810
60,994 Merck & Company, Inc. 7,551,057
26,707 Molina Healthcare, Inc.
a
7,939,991
9,531 Myriad Genetics, Inc.
a
233,128
20,387 Natera, Inc.
a
2,207,708
5,592 Neurocrine Biosciences, Inc.
a
769,851
77,283 Novo Nordisk AS ADR 11,031,375
9,171 Novocure, Ltd.
a
157,099
28,149 Nuvation Bio, Inc.
a
82,195
110,016 Option Care Health, Inc.
a
3,047,443
Shares Common Stock (26.4%) Value
Health Care (3.2%) - continued
135,308 Paragon 28, Inc.
a
$ 925,507
4,451 Prestige Consumer Healthcare,
Inc.
a
306,451
15,604 Prime Medicine, Inc.
a,b
80,205
4,790 Progyny, Inc.
a
137,042
11,942 Prothena Corporation plc
a
246,483
3,417 QIAGEN NV 140,405
13,569 RAPT Therapeutics, Inc.
a
41,385
15,598 Recursion Pharmaceuticals, Inc.
a,b
116,985
30,159 Relay Therapeutics, Inc.
a
196,637
32,777 Repligen Corporation
a
4,131,869
18,895 Rocket Pharmaceuticals, Inc.
a
406,809
42,352 Royalty Pharma plc 1,116,822
8,984 Sage Therapeutics, Inc.
a
97,566
7,468 Sagimet Biosciences, Inc.
a,b
25,541
10,706 Sarepta Therapeutics, Inc.
a
1,691,548
138,717 scPharmaceuticals, Inc.
a
603,419
55,044 Stevanato Group SPA 1,009,507
12,621 Stryker Corporation 4,294,295
3,936 Teleflex, Inc. 827,859
2,065 Tenet Healthcare Corporation
a
274,707
19,253 Thermo Fisher Scientific, Inc. 10,646,909
5,738 UnitedHealth Group, Inc. 2,922,134
18,024 Veeva Systems, Inc.
a
3,298,572
54,856 Vericel Corporation
a
2,516,793
13,524 Vertex Pharmaceuticals, Inc.
a
6,338,969
15,888 Viemed Healthcare, Inc.
a
104,066
1,454 West Pharmaceutical Services,
Inc. 478,933
10,815 Xenon Pharmaceuticals, Inc.
a
421,677
6,942 Zentalis Pharmaceuticals, Inc.
a
28,393
11,731 Zimmer Biomet Holdings, Inc. 1,273,165
94,939 Zoetis, Inc. 16,458,625
Total 299,502,507
Industrials (2.9%)
15,223 A.O. Smith Corporation 1,244,937
19,069 AAR Corporation
a
1,386,316
12,373 ABM Industries, Inc. 625,703
1,388 Acuity Brands, Inc. 335,119
25,114 Advanced Drainage Systems, Inc. 4,028,034
60,850 AECOM 5,363,319
8,911 Air Lease Corporation 423,540
22,387 Alight, Inc.
a
165,216
8,716 Allison Transmission Holdings, Inc. 661,544
40,406 AMETEK, Inc. 6,736,084
943 Applied Industrial Technologies,
Inc. 182,942
6,297 Arcosa, Inc. 525,233
22,837 Armstrong World Industries, Inc. 2,586,062
45,410 Atmus Filtration Technologies, Inc.
a
1,306,900
21,896 Automatic Data Processing, Inc. 5,226,356
612 Axon Enterprise, Inc.
a
180,075
53,904 AZEK Company, Inc.
a
2,270,976
8,810 AZZ, Inc. 680,573
90,496 Badger Infrastructure Solutions,
Ltd. 2,724,703
21,535 Beacon Roofing Supply, Inc.
a
1,948,918
22,155 Brady Corporation 1,462,673
29,701 BWX Technologies, Inc. 2,821,595
6,741 Carlisle Companies, Inc. 2,731,521
24,802 Casella Waste Systems, Inc.
a
2,460,854
34,652 Caterpillar, Inc. 11,542,581
35,616 CECO Environmental Corporation
a
1,027,522
8,696 Clean Harbors, Inc.
a
1,966,600

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Industrials (2.9%) - continued
82,150 CNH Industrial NV $ 832,180
5,095 CSW Industrials, Inc. 1,351,754
257,187 CSX Corporation 8,602,905
3,546 Cummins, Inc. 981,994
1,623 Curtiss-Wright Corporation 439,801
23,829 Delta Air Lines, Inc. 1,130,448
10,974 DNOW, Inc.
a
150,673
21,687 Donaldson Company, Inc. 1,551,922
54 Dover Corporation 9,744
11,108 EMCOR Group, Inc. 4,055,309
459 ESCO Technologies, Inc. 48,213
192,412 ExlService Holdings, Inc.
a
6,034,040
1,741 Expeditors International of
Washington, Inc. 217,259
300,724 Fastenal Company 18,897,496
34,105 Ferguson plc 6,604,433
118,832 Flowserve Corporation 5,715,819
46,115 Fluor Corporation
a
2,008,308
17,463 Gates Industrial Corporation plc
a
276,090
4,630 General Dynamics Corporation 1,343,348
4,234 Gibraltar Industries, Inc.
a
290,241
16,424 Graco, Inc. 1,302,095
3,182 Griffon Corporation 203,203
45,259 Helios Technologies, Inc. 2,161,117
3,494 Herc Holdings, Inc. 465,715
6,578 Honeywell International, Inc. 1,404,666
163,822 Howmet Aerospace, Inc. 12,717,502
2,741 Huntington Ingalls Industries, Inc. 675,191
14,407 IDEX Corporation 2,898,688
58,552 Ingersoll Rand, Inc. 5,318,864
8,686 Interface, Inc. 127,511
10,058 ITT Corporation 1,299,292
5,649 Jacobs Solutions, Inc. 789,222
212,278 Janus International Group, Inc.
a
2,681,071
5,391 JB Hunt Transport Services, Inc. 862,560
572 Johnson Controls International plc 38,021
11,610 Kirby Corporation
a
1,390,065
5,929 Knight-Swift Transportation
Holdings, Inc. 295,976
23,251 Korn Ferry 1,561,072
17,338 Kratos Defense & Security
Solutions, Inc.
a
346,933
5,355 L3Harris Technologies, Inc. 1,202,626
16,949 Leidos Holdings, Inc. 2,472,520
1,032 Lincoln Electric Holdings, Inc. 194,677
21,780 Lyft, Inc.
a
307,098
10,191 Masco Corporation 679,434
69,983 Masterbrand, Inc.
a
1,027,350
4,513 Matson, Inc. 591,068
3,612 Maximus, Inc. 309,548
3,839 Miller Industries, Inc. 211,222
1,441 Moog, Inc. 241,079
21,733 Mueller Water Products, Inc. 389,455
24,257 Northrop Grumman Corporation 10,574,839
50,886 nVent Electric plc 3,898,376
14,084 Old Dominion Freight Line, Inc. 2,487,234
20,967 Oshkosh Corporation 2,268,629
3,053 Otis Worldwide Corporation 293,882
36,813 Owens Corning, Inc. 6,395,154
12,492 PACCAR, Inc. 1,285,927
6,195 Parker-Hannifin Corporation 3,133,493
51,346 Pentair plc 3,936,698
1,149 Quanta Services, Inc. 291,949
19,636 Regal Rexnord Corporation 2,655,180
1,580 Republic Services, Inc. 307,057
Shares Common Stock (26.4%) Value
Industrials (2.9%) - continued
8,916 Resideo Technologies, Inc.
a
$ 174,397
1,156 REV Group, Inc. 28,773
4,646 Robert Half, Inc. 297,251
7,868 Rockwell Automation, Inc. 2,165,903
6,393 Rush Enterprises, Inc. 267,675
8,466 Saia, Inc.
a
4,015,339
45,637 Schneider National, Inc. 1,102,590
28,014 Sensata Technologies Holding plc 1,047,443
13,502 Simpson Manufacturing Company,
Inc. 2,275,492
14,041 SiteOne Landscape Supply, Inc.
a
1,704,718
16,182 SkyWest, Inc.
a
1,328,057
3,553 SS&C Technologies Holdings, Inc. 222,667
1,362 Standex International Corporation 219,486
3,534 Tennant Company 347,887
10,797 Terex Corporation 592,108
1,339 Thermon Group Holdings, Inc.
a
41,188
24,086 Timken Company 1,930,011
24,445 Trane Technologies plc 8,040,694
961 TransDigm Group, Inc. 1,227,783
33,101 TransUnion 2,454,770
254,659 Uber Technologies, Inc.
a
18,508,616
264 UniFirst Corporation/MA 45,284
2,941 Union Pacific Corporation 665,431
88,350 United Parcel Service, Inc. 12,090,698
1,235 United Rentals, Inc. 798,712
16,521 Upwork, Inc.
a
177,601
17,176 Verra Mobility Corporation
a
467,187
1,412 Vertiv Holdings Company 122,237
906 Viad Corporation
a
30,804
1,569 Wabtec Corporation 247,980
5,342 Watsco, Inc. 2,474,628
Total 269,964,542
Information Technology (8.5%)
8,935 Adobe, Inc.
a
4,963,750
154,964 Advanced Micro Devices, Inc.
a
25,136,710
22,645 Agilysys, Inc.
a
2,358,250
7,869 Ambarella, Inc.
a
424,533
130,932 Amphenol Corporation 8,820,889
560,539 Apple, Inc. 118,060,724
86,444 Applied Materials, Inc. 20,399,920
30,361 AppLovin Corporation
a
2,526,642
12,939 Arista Networks, Inc.
a
4,534,861
25,863 ASGN, Inc.
a
2,280,341
17,687 Autodesk, Inc.
a
4,376,648
11,001 Broadcom, Inc. 17,662,436
12,946 CCC Intelligent Solutions Holdings,
Inc.
a
143,830
60,836 CDW Corporation 13,617,530
7,711 Ciena Corporation
a
371,516
124,877 Cisco Systems, Inc. 5,932,906
16,246 Clearwater Analytics Holdings,
Inc.
a
300,876
9,336 Coherent Corporation
a
676,487
5,930 Cohu, Inc.
a
196,283
9,152 CommScope Holding Company,
Inc.
a
11,257
6,273 CommVault Systems, Inc.
a
762,609
2,246 Consensus Cloud Solutions, Inc.
a
38,586
5,465 Crane NXT Company 335,660
20,782 Credo Technology Group Holding,
Ltd.
a
663,777
14,477 CyberArk Software, Ltd.
a
3,958,301
5,276 Datadog, Inc.
a
684,244

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Information Technology (8.5%) - continued
31,063 Descartes Systems Group, Inc.
a
$ 3,008,141
5,230 DocuSign, Inc.
a
279,805
1,069 Dolby Laboratories, Inc. 84,697
34,880 Dynatrace Holdings, LLC
a
1,560,531
2,126 Elastic NV
a
242,173
8,890 Enphase Energy, Inc.
a
886,422
8,851 F5, Inc.
a
1,524,408
16,054 Fabrinet
a
3,929,859
101,188 Flex, Ltd.
a
2,984,034
1,380 FormFactor, Inc.
a
83,531
166,767 Fortinet, Inc.
a
10,051,047
5,319 Gartner, Inc.
a
2,388,550
5,526 Gilat Satellite Networks, Ltd.
a
24,701
40,461 Gitlab, Inc.
a
2,011,721
13,658 Globant SA
a
2,434,675
30,469 GoDaddy, Inc.
a
4,256,824
55,840 Guidewire Software, Inc.
a
7,699,778
4,339 Hewlett Packard Enterprise
Company 91,857
5,047 HubSpot, Inc.
a
2,976,670
727 Insight Enterprises, Inc.
a
144,208
82,731 International Business Machines
Corporation 14,308,326
3,855 IPG Photonics Corporation
a
325,323
6,213 Itron, Inc.
a
614,838
131,164 JFrog, Ltd.
a
4,925,208
5,151 Keysight Technologies, Inc.
a
704,399
5,367 KLA Corporation 4,425,145
11,864 Kyndryl Holdings, Inc.
a
312,142
4,880 Lam Research Corporation 5,196,468
82,654 Lattice Semiconductor
Corporation
a
4,793,105
11,646 Littelfuse, Inc. 2,976,601
44,463 Marvell Technology, Inc. 3,107,964
289 Microchip Technology, Inc. 26,443
363,910 Microsoft Corporation 162,649,575
7,488 MKS Instruments, Inc. 977,783
11,230 MongoDB, Inc.
a
2,807,051
5,143 Monolithic Power Systems, Inc. 4,225,900
3,213 Motorola Solutions, Inc. 1,240,379
15,472 NetApp, Inc. 1,992,794
14,527 Nova, Ltd.
a
3,407,017
1,255,168 NVIDIA Corporation 155,063,455
3,230 Okta, Inc.
a
302,360
2,307 ON Semiconductor Corporation
a
158,145
16,671 Onto Innovation, Inc.
a
3,660,285
740 OSI Systems, Inc.
a
101,765
8,034 Palo Alto Networks, Inc.
a
2,723,606
45,177 PDF Solutions, Inc.
a
1,643,539
3,113 Plexus Corporation
a
321,199
1,781 Procore Technologies, Inc.
a
118,098
18,586 PTC, Inc.
a
3,376,519
16,563 Q2 Holdings, Inc.
a
999,246
797 Qorvo, Inc.
a
92,484
142,138 QUALCOMM, Inc. 28,311,047
93,049 Salesforce, Inc. 23,922,898
36,218 Samsung Electronics Company,
Ltd. 2,131,568
38,356 ServiceNow, Inc.
a
30,173,515
14,956 Silicon Laboratories, Inc.
a
1,654,582
26,130 SolarWinds Corporation 314,867
5,125 Synopsys, Inc.
a
3,049,683
9,693 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,684,740
Shares Common Stock (26.4%) Value
Information Technology (8.5%) - continued
7,686 TD SYNNEX Corporation $ 886,964
4,646 TE Connectivity, Ltd. 698,898
656 Teledyne Technologies, Inc.
a
254,515
6,173 Tenable Holdings, Inc.
a
269,019
83,829 Trimble, Inc.
a
4,687,718
113,354 TTM Technologies, Inc.
a
2,202,468
25,520 Tyler Technologies, Inc.
a
12,830,946
27,849 Unisys Corporation
a
115,016
7,974 Unity Software, Inc.
a
129,657
613 Universal Display Corporation 128,883
81,816 Varonis Systems, Inc.
a
3,924,714
12,590 VeriSign, Inc.
a
2,238,502
7,025 Viavi Solutions, Inc.
a
48,262
37,952 Vontier Corporation 1,449,766
30,767 Workiva, Inc.
a
2,245,683
6,539 Xerox Holdings Corporation 75,983
4,349 Zeta Global Holdings Corporation
a
76,760
Total 796,987,014
Materials (0.6%)
1,617 Albemarle Corporation 154,456
4,836 Alcoa Corporation 192,376
2,761 AptarGroup, Inc. 388,776
474 Avery Dennison Corporation 103,640
17,889 Avient Corporation 780,855
49,370 Axalta Coating Systems, Ltd.
a
1,686,973
3,976 Ball Corporation 238,640
2,963 Berry Plastics Group, Inc. 174,373
1,077 Celanese Corporation 145,277
14,097 CF Industries Holdings, Inc. 1,044,870
48,653 Chemours Company 1,098,098
11,355 Corteva, Inc. 612,489
7,994 Eagle Materials, Inc. 1,738,375
34,244 Eastman Chemical Company 3,354,885
15,132 Ecolab, Inc. 3,601,416
2,569 Greif, Inc. 147,640
6,590 Huntsman Corporation 150,054
20,384 Ingevity Corporation
a
890,985
9,101 Innospec, Inc. 1,124,793
17,986 Ivanhoe Mines, Ltd.
a
232,048
9,319 Kaiser Aluminum Corporation 819,140
9,858 Knife River Corporation
a
691,440
4,034 Koppers Holdings, Inc. 149,218
21,987 Linde plc 9,648,115
13,219 Louisiana-Pacific Corporation 1,088,320
661 LyondellBasell Industries NV 63,231
5,198 Martin Marietta Materials, Inc. 2,816,276
4,555 Minerals Technologies, Inc. 378,794
37,826 Mosaic Company 1,093,171
72,826 Nucor Corporation 11,512,334
18,306 O-I Glass, Inc.
a
203,746
10,233 Orion SA 224,512
49 Packaging Corporation of America 8,945
1,790 PPG Industries, Inc. 225,343
662 Quaker Chemical Corporation 112,341
10,477 Radius Recycling, Inc. 159,984
154,079 Ranpak Holdings Corporation
a
990,728
16,944 RPM International, Inc. 1,824,530
8,185 Sealed Air Corporation 284,756
5,525 Steel Dynamics, Inc. 715,487
45,833 Summit Materials, Inc.
a
1,677,946
12,775 SunCoke Energy, Inc. 125,195
41,006 Trinseo plc 94,724
78,264 Tronox Holdings plc 1,227,962
755 United States Lime & Minerals, Inc. 274,956

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Materials (0.6%) - continued
25,602 United States Steel Corporation $ 967,756
3,569 Vulcan Materials Company 887,539
2,777 West Fraser Timber Company, Ltd. 213,468
Total 56,340,976
Real Estate (0.8%)
26,506 Acadia Realty Trust 474,988
71,862 Agree Realty Corporation 4,451,132
2,249 Alexandria Real Estate Equities,
Inc. 263,066
18,694 American Healthcare REIT, Inc. 273,119
20,954 AvalonBay Communities, Inc. 4,335,173
10,476 Brixmor Property Group, Inc. 241,891
29,994 CBRE Group, Inc.
a
2,672,765
116,499 Compass, Inc.
a
419,396
31,760 CoStar Group, Inc.
a
2,354,686
10,882 Crown Castle, Inc. 1,063,171
110,238 Cushman and Wakefield plc
a
1,146,475
6,537 DiamondRock Hospitality
Company 55,238
19,438 DigitalBridge Group, Inc. 266,301
64,877 Douglas Elliman, Inc.
a,b
75,257
25,875 EastGroup Properties, Inc. 4,401,338
46,125 EPR Properties 1,936,328
13,005 Equinix, Inc. 9,839,583
148,253 Equity Commonwealth
a
2,876,108
317,695 Essential Properties Realty Trust,
Inc. 8,803,328
1,587 Essex Property Trust, Inc. 431,981
1,018 Extra Space Storage, Inc. 158,207
16,512 First Industrial Realty Trust, Inc. 784,485
55,600 Four Corners Property Trust, Inc. 1,371,652
30,401 Getty Realty Corporation 810,491
53,169 Healthcare Realty Trust, Inc. 876,225
23,052 Healthpeak Properties, Inc. 451,819
6,633 Howard Hughes Holdings, Inc.
a
429,951
13,251 Independence Realty Trust, Inc. 248,324
23,705 Industrial Logistics Properties Trust 87,234
15,672 Invitation Homes, Inc. 562,468
119,598 LXP Industrial Trust 1,090,734
26,543 Medical Properties Trust, Inc. 114,400
53,980 National Storage Affiliates Trust 2,225,056
60,322 NetSTREIT Corporation 971,184
2,870 NNN REIT, Inc. 122,262
40,210 Pebblebrook Hotel Trust 552,888
93,488 Phillips Edison and Company, Inc. 3,057,993
9,726 Plymouth Industrial REIT, Inc. 207,942
5,145 RE/MAX Holdings, Inc. 41,675
24,369 Retail Opportunity Investments
Corporation 302,907
3,732 RMR Group, Inc. 84,343
10,173 SBA Communications Corporation 1,996,960
106,258 STAG Industrial, Inc. 3,831,664
3,648 Sun Communities, Inc. 439,000
43,463 Tanger, Inc. 1,178,282
75,581 Terreno Realty Corporation 4,472,884
55,761 UDR, Inc. 2,294,565
16,509 Zillow Group, Inc., Class A
a
743,565
Total 75,890,484
Utilities (0.4%)
5,218 Alliant Energy Corporation 265,596
17,665 American Water Works Company,
Inc. 2,281,612
Shares Common Stock (26.4%) Value
Utilities (0.4%) - continued
9,034 CenterPoint Energy, Inc. $ 279,873
52,318 Clearway Energy, Inc., Class A 1,185,526
47,671 Clearway Energy, Inc., Class C 1,176,997
7,547 Constellation Energy Corporation 1,511,438
12,793 Duke Energy Corporation 1,282,242
10,916 Entergy Corporation 1,168,012
163,358 Evergy, Inc. 8,653,073
11,613 Eversource Energy 658,573
9,938 NiSource, Inc. 286,314
1,635 Northwestern Energy Group, Inc. 81,881
49,268 PNM Resources, Inc. 1,820,945
76,326 Portland General Electric
Company 3,300,336
15,818 Public Service Enterprise Group,
Inc. 1,165,787
2,236 Spire, Inc. 135,792
156,045 UGI Corporation 3,573,431
13,053 Vistra Energy Corporation 1,122,297
132,313 Xcel Energy, Inc. 7,066,837
Total 37,016,562
Total Common Stock
(cost $1,594,182,292) 2,468,876,704
Principal
Amount Long-Term Fixed Income ( 20.0% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 2,491,735
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
2,417,360
720 East CLO, Ltd.
2,500,000
8.575%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
2,520,437
825,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
831,823
Access Group, Inc.
97,403
5.950%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
96,756
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,229,416
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,144,709
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
1,599,143
Ares XL CLO, Ltd.
2,750,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
2,750,316
Avis Budget Rental Car Funding
AESOP, LLC
688,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
684,814
CarVal CLO I, Ltd.
1,700,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,e
1,705,635
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,470,126

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Asset-Backed Securities (0.5%) - continued
Commonbond Student Loan Trust
$ 112,889
5.960%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
$ 110,928
Dryden 36 Senior Loan Fund
2,325,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
2,327,325
Foundation Finance Trust
897,017
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
815,545
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,777,762
Goodgreen
1,865,218
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
1,684,213
Home Partners of America Trust
3,171,338
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
2,913,995
2,586,275
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,163,718
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,227,044
Laurel Road Prime Student Loan
Trust
964,022
5.930%,  11/25/2043, Ser.
2018-D, Class A
c,e
899,873
National Collegiate Trust
613,125
5.755%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
597,583
Oak Street Investment
2,124,771
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,994,707
Pretium Mortgage Credit Partners,
LLC
752,347
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
749,405
Renaissance Home Equity Loan
Trust
3,418,210
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
d
1,103,422
Saxon Asset Securities Trust
1,204,048
3.242%,  8/25/2035, Ser.
2004-2, Class MF2
e
1,007,893
Sunnova Hestia II Issuer, LLC
1,750,000
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f,g
1,754,375
Unlock HEA Trust
1,736,736
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,710,495
VCAT Asset Securitization, LLC
1,491,318
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
1,515,980
Vericrest Opportunity Loan
Transferee
822,535
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
810,369
1,118,257
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
1,025,734
Principal
Amount Long-Term Fixed Income (20.0%) Value
Asset-Backed Securities (0.5%) - continued
$ 645,531
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
$ 639,508
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
873,654
Wind River CLO, Ltd.
1,650,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
1,650,668
Total 50,804,731
Basic Materials (0.2%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
133,000 8.625%,  6/15/2029
c
136,491
ATI, Inc.
340,000 7.250%,  8/15/2030 350,967
Axalta Coating Systems Dutch
Holding B BV
297,000 7.250%,  2/15/2031
c
308,418
Cascades, Inc./Cascades USA,
Inc.
400,000 5.125%,  1/15/2026
c
393,884
Chemours Company
703,000 5.750%,  11/15/2028
c
649,043
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 446,846
290,000 4.625%,  3/1/2029
c
274,430
Consolidated Energy Finance SA
953,000 5.625%,  10/15/2028
c
810,261
First Quantum Minerals, Ltd.
201,000 6.875%,  10/15/2027
c
196,368
FMC Corporation
624,000 5.150%,  5/18/2026 619,647
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
c
399,367
944,000 4.000%,  3/27/2027
c
909,979
619,000 6.125%,  10/6/2028
c
633,632
Hecla Mining Company
220,000 7.250%,  2/15/2028 220,119
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
c
498,890
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
192,000 9.000%,  7/1/2028
c
193,520
INEOS Finance plc
488,000 7.500%,  4/15/2029
c
493,032
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
c
698,947
Mercer International, Inc.
192,000 5.125%,  2/1/2029
b
168,979
Methanex Corporation
251,000 4.250%,  12/1/2024 248,802
241,000 5.125%,  10/15/2027 232,463
160,000 5.250%,  12/15/2029 154,372
Mineral Resources, Ltd.
102,000 9.250%,  10/1/2028
c
107,052
Mosaic Company
588,000 5.375%,  11/15/2028 590,103

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Basic Materials (0.2%) - continued
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
$ 227,000 5.350%,  3/15/2034
c
$ 226,644
Novelis Corporation
200,000 3.250%,  11/15/2026
c
188,201
290,000 4.750%,  1/30/2030
c
269,034
200,000 3.875%,  8/15/2031
c
173,157
OCI NV
353,000 4.625%,  10/15/2025
c
346,855
Olin Corporation
290,000 5.125%,  9/15/2027 281,300
SCIL IV, LLC/SCIL USA Holdings,
LLC
335,000 5.375%,  11/1/2026
c
323,926
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054
c
623,484
SNF Group SACA
508,000 3.375%,  3/15/2030
c
438,106
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
c
492,847
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
c
339,642
Tronox, Inc.
166,000 4.625%,  3/15/2029
c
149,846
United States Steel Corporation
538,000 6.875%,  3/1/2029 540,600
Total 14,129,254
Capital Goods (0.3%)
AAR Escrow Issuer, LLC
215,000 6.750%,  3/15/2029
c
219,168
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
c
447,612
AECOM
329,000 5.125%,  3/15/2027 323,300
Amsted Industries, Inc.
420,000 5.625%,  7/1/2027
c
413,045
BAE Systems plc
250,000 5.500%,  3/26/2054
c
244,436
300,000 5.250%,  3/26/2031
c
299,197
Boeing Company
1,280,000 5.930%,  5/1/2060 1,144,386
712,000 5.040%,  5/1/2027 696,312
377,000 6.259%,  5/1/2027
c
379,549
444,000 6.388%,  5/1/2031
c
452,017
1,475,000 5.705%,  5/1/2040 1,359,898
Bombardier, Inc.
84,000 7.875%,  4/15/2027
c
84,214
435,000 6.000%,  2/15/2028
c
429,996
159,000 7.250%,  7/1/2031
c
163,249
465,000 7.000%,  6/1/2032
c
471,459
Brand Industrial Services, Inc.
375,000 10.375%,  8/1/2030
c
405,260
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
312,168
Camelot Return Merger Sub, Inc.
161,000 8.750%,  8/1/2028
c
157,844
Canpack SA/Canpack US, LLC
671,000 3.875%,  11/15/2029
c
601,523
Principal
Amount Long-Term Fixed Income (20.0%) Value
Capital Goods (0.3%) - continued
Carrier Global Corporation
$ 709,000 2.700%,  2/15/2031 $ 609,502
Caterpillar Financial Services
Corporation
660,000 5.000%,  5/14/2027 660,407
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
c
523,917
Clean Harbors, Inc.
327,000 6.375%,  2/1/2031
c
327,852
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
66,833
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 448,414
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
513,979
EquipmentShare.com, Inc.
167,000 8.625%,  5/15/2032
c
173,166
ESAB Corporation
132,000 6.250%,  4/15/2029
c
132,792
Gates Corporation
100,000 6.875%,  7/1/2029
c
101,744
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
c
385,705
674,000 3.500%,  9/1/2028
c
621,340
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
c
780,462
Herc Holdings, Inc.
278,000 5.500%,  7/15/2027
c
273,650
265,000 6.625%,  6/15/2029
c
268,716
Howmet Aerospace, Inc.
923,000 5.950%,  2/1/2037 949,869
Ingersoll Rand, Inc.
658,000 5.176%,  6/15/2029 657,973
151,000 5.700%,  8/14/2033 154,368
Lockheed Martin Corporation
550,000 5.200%,  2/15/2064 520,001
374,000 6.150%,  9/1/2036 405,890
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
100,000 6.750%,  4/1/2032
c
100,711
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
b,c
251,950
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
261,855
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
c
486,269
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
c
622,176
Nordson Corporation
615,000 5.600%,  9/15/2028 622,359
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 954,424
OI European Group BV
551,000 4.750%,  2/15/2030
c
503,752
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
271,445
133,000 7.375%,  6/1/2032
c
133,154

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Capital Goods (0.3%) - continued
Pactiv Evergreen Group
$ 395,000 4.375%,  10/15/2028
c
$ 368,584
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 771,887
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
251,913
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
c
355,212
RTX Corporation
201,000 6.400%,  3/15/2054 219,155
500,000 4.125%,  11/16/2028 481,300
900,000 4.450%,  11/16/2038 794,697
Sealed Air Corporation/Sealed Air
Corporation (US)
424,000 6.125%,  2/1/2028
c
422,978
Smyrna Ready Mix Concrete, LLC
472,000 8.875%,  11/15/2031
c
500,757
Spirit AeroSystems, Inc.
495,000 9.750%,  11/15/2030
c
546,042
SRM Escrow Issuer, LLC
294,000 6.000%,  11/1/2028
c
287,228
Summit Materials, LLC/Summit
Materials Finance Corporation
134,000 7.250%,  1/15/2031
c
138,778
Textron, Inc.
1,010,000 3.375%,  3/1/2028 946,393
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 399,643
TransDigm, Inc.
878,000 5.500%,  11/15/2027 862,142
569,000 7.125%,  12/1/2031
c
586,285
463,000 6.625%,  3/1/2032
c
467,658
Trivium Packaging Finance
233,000 5.500%,  8/15/2026
c
228,290
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 508,829
430,000 4.000%,  7/15/2030 388,858
Veralto Corporation
619,000 5.350%,  9/18/2028
c
621,588
WESCO Distribution, Inc.
319,000 7.250%,  6/15/2028
c
324,722
166,000 6.375%,  3/15/2029
c
166,600
116,000 6.625%,  3/15/2032
c
117,221
Total 32,146,068
Collateralized Mortgage Obligations (0.8%)
A&D Mortgage Trust
1,857,649
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,d
1,860,164
Alternative Loan Trust
517,222
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 281,387
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,d
2,688,033
BINOM Securitization Trust
1,154,102
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
999,138
Principal
Amount Long-Term Fixed Income (20.0%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
CHNGE Mortgage Trust
$ 1,821,418
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
$ 1,817,381
2,388,122
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
2,357,448
Citicorp Mortgage Securities, Inc.
1,443,689
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,259,558
COLT Mortgage Loan Trust
2,280,624
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
1,954,584
Countrywide Alternative Loan Trust
726,590
4.003%,  10/25/2035, Ser.
2005-43, Class 4A1
e
581,090
1,654,096
7.000%,  10/25/2037, Ser.
2007-24, Class A10 573,476
Countrywide Home Loans, Inc.
336,630
5.750%,  4/25/2037, Ser.
2007-3, Class A27 152,724
Credit Suisse Mortgage Trust
1,202,722
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
1,192,675
1,243,227
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
1,049,379
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
145,893
6.000%,  7/25/2024, Ser.
2006-AR5, Class 23A 77,079
Federal Home Loan Mortgage
Corporation - REMIC
3,379,531
4.000%,  1/25/2051, Ser.
5249, Class LA 3,227,781
877,743
3.000%,  2/15/2033, Ser.
4170, Class IG
h
65,694
1,714,869
3.000%,  3/15/2033, Ser.
4180, Class PI
h
157,106
3,138,079
4.500%,  10/15/2033, Ser.
2695, Class BH 3,078,140
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,338,987
Federal National Mortgage
Association - REMIC
497,003
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 482,731
3,397,568
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,323,391
3,524,178
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,781,760
1,516,496
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
45,371
7,341,823
5.250%,  7/25/2039, Ser.
2022-72, Class CB 7,251,573
3,273,016
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,194,804
Flagstar Mortgage Trust
1,381,444
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
1,200,562
GCAT Trust
1,884,485
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
1,658,470

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
GS Mortgage-Backed Securities
Trust
$ 2,737,386
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
$ 2,262,836
HTAP
1,750,000
7.000%,  4/25/2037, Ser.
2024-1, Class A
c,e
1,711,353
J.P. Morgan Mortgage Trust
2,746,960
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
2,181,279
1,774,788
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
1,448,335
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
1,671,415
1,125,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c
1,125,795
Mello Mortgage Capital
Acceptance
2,741,049
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
2,176,242
Merrill Lynch Alternative Note
Asset Trust
340,512
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 121,395
New Residential Mortgage Loan
Trust
5,988,299
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
4,755,128
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
1,354,043
Palisades Mortgage Loan Trust
2,504,797
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
2,504,796
Preston Ridge Partners Mortgage
Trust, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,d
1,450,056
Residential Accredit Loans, Inc.
Trust
624,769
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 528,633
ROC Securities Trust Series
1,869,416
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
1,863,414
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
2,518,698
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e,g
2,000,000
Sequoia Mortgage Trust
608,768
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
e
405,011
TRK Trust
1,874,941
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
1,604,718
Vericrest Opportunity Loan
Transferee
854,712
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
847,203
Principal
Amount Long-Term Fixed Income (20.0%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Verus Securitization Trust
$ 1,048,422
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
$ 902,776
Total 79,083,612
Commercial Mortgage-Backed Securities (0.4%)
BANK 2022-BNK39
39,771,975
0.530%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,h
1,026,030
BBCMS Mortgage Trust
3,500,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3
i
3,597,845
17,931,786
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
e,h
1,320,992
18,487,124
1.939%,  10/15/2053, Ser.
2020-C8, Class XA
e,h
1,467,939
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
7,250,000
5.180%,  3/25/2029, Ser.
K520, Class A2
e
7,341,763
4,700,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,f
4,146,769
1,975,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,f
1,802,986
1,500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
f
1,372,402
1,300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,f
1,203,650
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,f
7,449,535
Morgan Stanley Capital I Trust
19,684,403
1.954%,  7/15/2053, Ser.
2020-HR8, Class XA
e,h
1,656,586
Total 32,386,497
Communications Services (0.5%)
AMC Networks, Inc.
83,000 10.250%,  1/15/2029
c
81,772
American Tower Corporation
340,000 3.375%,  10/15/2026 324,715
619,000 5.800%,  11/15/2028 631,004
793,000 2.900%,  1/15/2030 699,076
412,000 5.650%,  3/15/2033 414,612
AT&T, Inc.
923,000 3.650%,  6/1/2051 651,946
1,282,000 3.500%,  9/15/2053 870,270
675,000 2.300%,  6/1/2027 624,410
621,000 5.400%,  2/15/2034 621,006
1,265,000 4.900%,  8/15/2037 1,184,089
Bell Telephone Company of
Canada
829,000 5.550%,  2/15/2054 803,462
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
c
864,131
404,000 5.000%,  2/1/2028
c
377,696
634,000 6.375%,  9/1/2029
c
602,636
750,000 4.750%,  3/1/2030
c
649,595
271,000 4.250%,  2/1/2031
c
221,255

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Communications Services (0.5%) - continued
$ 394,000 4.750%,  2/1/2032
c
$ 322,674
425,000 4.250%,  1/15/2034
c
322,599
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
426,000 6.150%,  11/10/2026 430,117
920,000 4.200%,  3/15/2028 869,433
688,000 6.100%,  6/1/2029 690,250
1,400,000 3.500%,  6/1/2041 940,265
Cimpress plc
340,000 7.000%,  6/15/2026 339,728
Clear Channel Outdoor Holdings,
Inc.
80,000 7.875%,  4/1/2030
c
80,524
Clear Channel Worldwide
Holdings, Inc.
685,000 5.125%,  8/15/2027
c
654,165
Comcast Corporation
923,000 5.350%,  5/15/2053 884,792
442,000 5.100%,  6/1/2029
b
444,578
640,000 4.400%,  8/15/2035 592,595
1,090,000 4.750%,  3/1/2044 980,507
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
c
251,904
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,789,379
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,115,000 5.875%,  8/15/2027
c
1,048,754
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
c
553,567
232,000 8.750%,  5/15/2030
c
239,063
162,000 8.625%,  3/15/2031
c
166,881
GCI, LLC
520,000 4.750%,  10/15/2028
c
474,645
Gray Television, Inc.
283,000 7.000%,  5/15/2027
b,c
260,559
465,000 10.500%,  7/15/2029
c
467,502
Iliad Holding SASU
303,000 6.500%,  10/15/2026
c
301,658
433,000 8.500%,  4/15/2031
c
438,429
Intelsat Jackson Holdings SA
426,000 6.500%,  3/15/2030
c
396,339
Lamar Media Corporation
274,000 3.625%,  1/15/2031 240,988
LCPR Senior Secured Financing
DAC
679,000 6.750%,  10/15/2027
c
635,907
Level 3 Financing, Inc.
160,880 10.500%,  4/15/2029
c
160,478
160,879 11.000%,  11/15/2029
b,c
164,628
243,000 10.500%,  5/15/2030
c
240,671
McGraw-Hill Education, Inc.
417,000 5.750%,  8/1/2028
c
402,112
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 471,547
238,000 3.850%,  8/15/2032 221,258
Principal
Amount Long-Term Fixed Income (20.0%) Value
Communications Services (0.5%) - continued
Netflix, Inc.
$ 338,000 5.875%,  11/15/2028 $ 348,248
552,000 5.375%,  11/15/2029
c
557,389
500,000 4.875%,  6/15/2030
c
492,138
News Corporation
487,000 3.875%,  5/15/2029
c
448,283
Nexstar Media, Inc.
199,000 5.625%,  7/15/2027
c
189,051
Omnicom Group, Inc.
435,000 4.200%,  6/1/2030 414,252
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
c
184,591
Paramount Global
140,000 6.375%,  3/30/2062
e
123,642
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
c
375,552
Rogers Communications, Inc.
760,000 5.000%,  2/15/2029 750,633
997,000 5.300%,  2/15/2034 978,311
Scripps Escrow II, Inc.
160,000 3.875%,  1/15/2029
c
111,437
Sinclair Television Group, Inc.
150,000 4.125%,  12/1/2030
b,c
100,500
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
c
655,696
365,000 4.000%,  7/15/2028
c
329,724
Sprint Capital Corporation
1,553,000 8.750%,  3/15/2032 1,867,967
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 420,942
TEGNA, Inc.
166,000 4.750%,  3/15/2026
c
162,268
530,000 4.625%,  3/15/2028 477,558
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034
b
23,454
391,000 6.000%,  9/30/2034
c
370,037
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
c
378,921
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,040,259
916,000 4.850%,  1/15/2029 904,623
1,100,000 4.375%,  4/15/2040 953,214
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
504,000 4.750%,  4/15/2028
c
412,094
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
c
64,365
554,000 4.500%,  5/1/2029
c
465,620
244,000 7.375%,  6/30/2030
c
226,961
Urban One, Inc.
99,000 7.375%,  2/1/2028
c
76,091
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 552,055
2,689,000 2.650%,  11/20/2040 1,852,118
1,400,000 3.400%,  3/22/2041 1,070,568
Viasat, Inc.
266,000 6.500%,  7/15/2028
b,c
201,369

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Communications Services (0.5%) - continued
Virgin Media Finance plc
$ 206,000 5.000%,  7/15/2030
c
$ 169,856
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
381,201
Vodafone Group plc
122,000 5.125%,  6/4/2081
e
89,727
664,000 5.750%,  6/28/2054 643,045
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
393,934
Warnermedia Holdings, Inc.
781,000 4.054%,  3/15/2029 721,248
923,000 5.050%,  3/15/2042 750,776
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
178,000 7.750%,  8/15/2028
c
167,684
Ziggo Bond Company BV
196,000 5.125%,  2/28/2030
b,c
166,534
Ziggo BV
177,000 4.875%,  1/15/2030
c
157,354
Total 47,321,461
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
780,000 4.375%,  1/15/2028
c
735,676
Adient Global Holdings, Ltd.
265,000 8.250%,  4/15/2031
b,c
276,559
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
10,000 6.625%,  7/15/2026
c
9,970
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
369,394
355,000 4.625%,  6/1/2028
c
323,419
Allison Transmission, Inc.
275,000 3.750%,  1/30/2031
c
241,101
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 460,075
American Axle & Manufacturing,
Inc.
410,000 6.875%,  7/1/2028 409,200
462,000 5.000%,  10/1/2029
b
423,688
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
89,000 7.000%,  4/15/2030
c
72,775
Arko Corporation
328,000 5.125%,  11/15/2029
c
285,533
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
255,494
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
288,306
91,000 4.625%,  4/1/2030
c
81,332
Aston Martin Capital Holdings, Ltd.
210,000 10.000%,  3/31/2029
c
206,915
Beazer Homes USA, Inc.
279,000 7.500%,  3/15/2031
c
278,418
Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Cyclical (0.6%) - continued
Boyd Gaming Corporation
$ 490,000 4.750%,  6/15/2031
c
$ 444,090
Boyne USA, Inc.
265,000 4.750%,  5/15/2029
c
247,271
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
435,000 6.250%,  9/15/2027
c
428,121
Caesars Entertainment, Inc.
170,000 8.125%,  7/1/2027
c
173,456
1,079,000 4.625%,  10/15/2029
c
989,195
199,000 6.500%,  2/15/2032
c
199,976
Carnival Corporation
323,000 7.625%,  3/1/2026
c
326,193
797,000 5.750%,  3/1/2027
c
787,375
388,000 4.000%,  8/1/2028
c
364,378
328,000 6.000%,  5/1/2029
c
324,005
Cedar Fair, LP
399,000 5.250%,  7/15/2029 382,229
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
80,000 5.375%,  4/15/2027 79,286
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
c
310,422
202,000 6.750%,  5/1/2031
c
203,094
Cinemark USA, Inc.
490,000 5.875%,  3/15/2026
c
484,665
Clarios Global, LP/Clarios US
Finance Company, Inc.
255,000 8.500%,  5/15/2027
c
256,438
503,000 6.750%,  5/15/2028
c
509,063
Crocs, Inc.
163,000 4.250%,  3/15/2029
c
148,571
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
79,410
D.R. Horton, Inc.
333,000 2.600%,  10/15/2025 320,852
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
c
890,974
Dana, Inc.
161,000 5.625%,  6/15/2028 156,199
240,000 4.500%,  2/15/2032 206,114
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
85,174
Expedia Group, Inc.
1,398,000 3.250%,  2/15/2030 1,260,132
Ford Motor Credit Company, LLC
500,000 2.300%,  2/10/2025 488,869
618,000 5.850%,  5/17/2027 617,925
929,000 2.900%,  2/10/2029 819,103
780,000 7.122%,  11/7/2033 824,207
Forestar Group, Inc.
168,000 3.850%,  5/15/2026
c
160,744
Gap, Inc.
116,000 3.625%,  10/1/2029
c
100,426
Garrett Motion Holdings, Inc./
Garrett LX I SARL
233,000 7.750%,  5/31/2032
c
236,127

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Cyclical (0.6%) - continued
General Motors Company
$ 810,000 6.125%,  10/1/2025 $ 814,215
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 463,077
298,000 5.400%,  5/8/2027 297,836
1,067,000 5.800%,  1/7/2029 1,076,496
584,000 5.600%,  6/18/2031 579,629
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,153,633
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
145,392
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 155,626
330,000 5.000%,  7/15/2029 307,162
Hanesbrands, Inc.
187,000 4.875%,  5/15/2026
c
182,942
182,000 9.000%,  2/15/2031
c
190,689
Harley-Davidson Financial
Services, Inc.
612,000 5.950%,  6/11/2029
c
610,702
Hilton Domestic Operating
Company, Inc.
738,000 4.875%,  1/15/2030 708,314
80,000 4.000%,  5/1/2031
c
71,608
470,000 3.625%,  2/15/2032
c
406,730
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
573,000 5.000%,  6/1/2029
c
534,293
Home Depot, Inc.
891,000 5.150%,  6/25/2026 891,749
505,000 5.400%,  9/15/2040 504,111
1,140,000 4.250%,  4/1/2046 958,778
970,000 3.900%,  6/15/2047 765,106
Hyundai Capital America
619,000 6.250%,  11/3/2025
c
623,647
1,150,000 1.800%,  1/10/2028
c
1,019,062
579,000 5.300%,  6/24/2029
c
575,874
International Game Technology plc
600,000 5.250%,  1/15/2029
c
580,560
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
c
254,121
Jaguar Land Rover Automotive plc
193,000 5.500%,  7/15/2029
c
184,981
KB Home
450,000 4.800%,  11/15/2029 424,283
L Brands, Inc.
780,000 6.625%,  10/1/2030
c
782,435
180,000 6.875%,  11/1/2035 181,534
Las Vegas Sands Corporation
436,000 5.900%,  6/1/2027 438,314
Light & Wonder International, Inc.
610,000 7.250%,  11/15/2029
c
622,996
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
171,540
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 596,454
1,290,000 2.625%,  4/1/2031 1,100,515
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
b,c
465,836
Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Cyclical (0.6%) - continued
$ 161,000 6.125%,  3/15/2032
c
$ 153,749
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 994,760
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
c
365,322
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 909,325
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
398,510
415,000 7.625%,  4/17/2032
c
411,539
Michaels Companies, Inc.
236,000 5.250%,  5/1/2028
c
188,799
NCL Corporation, Ltd.
197,000 5.875%,  3/15/2026
c
194,759
442,000 5.875%,  2/15/2027
c
436,226
Nissan Motor Acceptance
Company, LLC
946,000 1.125%,  9/16/2024
c
935,871
Nordstrom, Inc.
162,000 4.375%,  4/1/2030 147,298
231,000 4.250%,  8/1/2031 205,402
PENN Entertainment, Inc.
405,000 4.125%,  7/1/2029
b,c
347,354
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
c
603,770
440,000 7.750%,  2/15/2029
c
428,502
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
522,000 5.750%,  4/15/2026
c
518,034
376,000 6.250%,  1/15/2028
c
370,519
QVC, Inc.
102,000 4.375%,  9/1/2028
b
74,592
Raising Cane's Restaurants, LLC
202,000 9.375%,  5/1/2029
c
218,167
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
257,390
280,000 9.750%,  4/15/2029
c
288,610
Royal Caribbean Cruises, Ltd.
880,000 4.250%,  7/1/2026
c
851,661
341,000 9.250%,  1/15/2029
c
364,039
145,000 7.250%,  1/15/2030
c
150,135
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
c
55,565
SeaWorld Parks and
Entertainment, Inc.
389,000 5.250%,  8/15/2029
c
367,556
Service Corporation International/
US
161,000 3.375%,  8/15/2030 140,118
Six Flags Entertainment
Corporation
81,000 7.250%,  5/15/2031
c
82,467
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
80,000 6.625%,  5/1/2032
c
81,299
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
c
181,569
Sonic Automotive, Inc.
203,000 4.875%,  11/15/2031
c
178,738

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Cyclical (0.6%) - continued
Staples, Inc.
$ 332,000 10.750%,  9/1/2029
c
$ 315,508
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c
339,586
Target Corporation
923,000 2.950%,  1/15/2052 594,429
Tenneco, Inc.
529,000 8.000%,  11/17/2028
c
481,572
Toyota Motor Credit Corporation
872,000 5.200%,  5/15/2026 873,433
291,000 4.800%,  1/5/2034 282,790
Tripadvisor, Inc.
103,000 7.000%,  7/15/2025
c
103,291
VICI Properties, LP/VICI Note
Company, Inc.
1,023,000 4.625%,  6/15/2025
c
1,009,626
276,000 5.750%,  2/1/2027
c
276,006
452,000 4.125%,  8/15/2030
c
411,078
Victoria's Secret & Company
381,000 4.625%,  7/15/2029
c
316,770
Viking Cruises, Ltd.
823,000 5.875%,  9/15/2027
c
814,485
Volkswagen Group of America
Finance, LLC
926,000 5.300%,  3/22/2027
c
926,249
Wabash National Corporation
528,000 4.500%,  10/15/2028
c
475,106
Walgreens Boots Alliance, Inc.
281,000 3.200%,  4/15/2030
b
235,230
122,000 4.800%,  11/18/2044
b
95,801
Walmart, Inc.
796,000 4.500%,  9/9/2052 706,614
WASH Multifamily Acquisition, Inc.
251,000 5.750%,  4/15/2026
c
245,376
Wyndham Hotels & Resorts, Inc.
421,000 4.375%,  8/15/2028
c
392,475
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
388,000 7.125%,  2/15/2031
c
402,326
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
c
600,050
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
289,903
Total 57,551,528
Consumer Non-Cyclical (0.6%)
1375209 B.C., Ltd.
161,000 9.000%,  1/30/2028
b,c
154,814
Abbott Laboratories
892,000 4.750%,  11/30/2036 865,964
175,000 6.000%,  4/1/2039 190,001
AbbVie, Inc.
300,000 5.400%,  3/15/2054 296,646
683,000 5.350%,  3/15/2044 675,102
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
c
620,418
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
510,000 4.625%,  1/15/2027
c
492,618
Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Non-Cyclical (0.6%) - continued
$ 540,000 3.500%,  3/15/2029
c
$ 485,753
Altria Group, Inc.
619,000 6.875%,  11/1/2033 668,880
Amgen, Inc.
1,000,000 4.200%,  2/22/2052 790,725
919,000 5.600%,  3/2/2043 905,699
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,173,604
Anheuser-Busch InBev Worldwide,
Inc.
1,530,000 4.375%,  4/15/2038 1,392,702
765,000 5.550%,  1/23/2049 770,719
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 726,320
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,071,848
B&G Foods, Inc.
325,000 8.000%,  9/15/2028
c,i
330,273
BAT Capital Corporation
269,000 5.834%,  2/20/2031 272,792
620,000 7.079%,  8/2/2043 653,331
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
105,446
Bausch Health Companies, Inc.
259,000 5.500%,  11/1/2025
c
241,266
596,000 4.875%,  6/1/2028
c
446,023
Baxter International, Inc.
923,000 3.132%,  12/1/2051 578,343
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 245,164
900,000 3.700%,  6/6/2027 865,889
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
c
293,089
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,199,781
Campbell Soup Company
584,000 5.400%,  3/21/2034 580,166
Cargill, Inc.
930,000 3.125%,  5/25/2051
c
625,103
Catalent Pharma Solutions, Inc.
199,000 3.125%,  2/15/2029
c
190,459
Central Garden & Pet Company
650,000 4.125%,  10/15/2030
b
579,298
Charles River Laboratories
International, Inc.
193,000 4.000%,  3/15/2031
c
172,137
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
c
64,756
Chobani, LLC/Chobani Finance
Corporation, Inc.
312,000 4.625%,  11/15/2028
c
294,655
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
c
350,134
118,000 8.000%,  12/15/2027
c
117,008
499,000 6.000%,  1/15/2029
c
440,371
310,000 5.250%,  5/15/2030
c
255,593
220,000 4.750%,  2/15/2031
c
172,971
232,000 10.875%,  1/15/2032
c
241,462

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Non-Cyclical (0.6%) - continued
Conagra Brands, Inc.
$ 1,072,000 1.375%,  11/1/2027 $ 944,306
Concentra Escrow Issuer
Corporation
51,000 6.875%,  7/15/2032
c,i
51,671
Constellation Brands, Inc.
775,000 3.600%,  2/15/2028 734,912
501,000 2.875%,  5/1/2030 442,150
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
490,000 4.750%,  1/15/2029
c
465,709
340,000 6.625%,  7/15/2030
c
345,031
CVS Health Corporation
1,310,000 4.875%,  7/20/2035 1,223,924
601,000 4.780%,  3/25/2038 536,583
1,980,000 6.000%,  6/1/2044 1,940,265
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
370,764
Eli Lilly & Company
459,000 4.950%,  2/27/2063 426,653
Embecta Corporation
158,000 6.750%,  2/15/2030
b,c
137,332
Encompass Health Corporation
750,000 4.500%,  2/1/2028 713,433
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
c
166,148
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
c
552,322
Fortrea Holdings, Inc.
264,000 7.500%,  7/1/2030
b,c
262,307
General Mills, Inc.
246,000 4.950%,  3/29/2033 239,603
Grifols SA
201,000 4.750%,  10/15/2028
b,c
173,458
HCA, Inc.
1,059,000 3.500%,  9/1/2030 955,257
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
162,000 7.875%,  9/1/2025
c
159,105
HLF Financing SARL, LLC/
Herbalife International, Inc.
298,000 4.875%,  6/1/2029
c
206,460
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
c
1,481,838
Jazz Securities DAC
275,000 4.375%,  1/15/2029
c
255,299
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
612,000 5.500%,  1/15/2030 602,674
845,000 3.000%,  5/15/2032 695,624
Johnson & Johnson
611,000 5.250%,  6/1/2054 613,603
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
160,000 9.000%,  2/15/2029
c
163,983
Keurig Dr Pepper, Inc.
1,229,000 5.200%,  3/15/2031 1,226,545
Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Non-Cyclical (0.6%) - continued
Kimberly-Clark Corporation
$ 900,000 3.900%,  5/4/2047 $ 711,930
Kraft Heinz Foods Company
638,000 4.375%,  6/1/2046 518,871
Legacy LifePoint Health, LLC
204,000 4.375%,  2/15/2027
c
194,872
LifePoint Health, Inc.
315,000 9.875%,  8/15/2030
c
335,924
208,000 11.000%,  10/15/2030
c
229,168
Mattel, Inc.
769,000 5.450%,  11/1/2041 690,526
Medline Borrower, LP/Medline Co-
Issuer, Inc.
365,000 6.250%,  4/1/2029
c
369,131
Medtronic, Inc.
923,000 4.375%,  3/15/2035 869,402
ModivCare, Inc.
136,000 5.875%,  11/15/2025
c
137,998
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
446,641
328,000 5.250%,  10/1/2029
c
313,019
MPH Acquisition Holdings, LLC
161,000 5.500%,  9/1/2028
c
121,542
Newell Brands, Inc.
166,000 6.375%,  9/15/2027
b
163,700
165,000 6.625%,  9/15/2029 161,787
Organon & Company/Organon
Foreign Debt Co-Issuer BV
229,000 4.125%,  4/30/2028
c
212,671
642,000 5.125%,  4/30/2031
c
576,678
Owens & Minor, Inc.
462,000 6.625%,  4/1/2030
b,c
420,006
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 508,740
Performance Food Group, Inc.
241,000 4.250%,  8/1/2029
c
219,408
Perrigo Finance Unlimited
Company
284,000 4.900%,  6/15/2030 261,086
Pfizer Investment Enterprises,
Private Ltd.
1,386,000 5.300%,  5/19/2053 1,336,822
611,000 5.110%,  5/19/2043 580,930
Philip Morris International, Inc.
619,000 5.500%,  9/7/2030 627,243
299,000 5.125%,  2/13/2031 295,828
923,000 5.375%,  2/15/2033 916,469
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
221,459
397,000 4.500%,  9/15/2031
c
355,850
Primo Water Holdings, Inc.
469,000 4.375%,  4/30/2029
c
432,073
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
c
962,368
Royalty Pharma plc
546,000 5.150%,  9/2/2029 541,387
Scotts Miracle-Gro Company
189,000 4.500%,  10/15/2029 172,758
Simmons Foods, Inc.
649,000 4.625%,  3/1/2029
c
570,705

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Consumer Non-Cyclical (0.6%) - continued
Spectrum Brands, Inc.
$ 42,000 3.875%,  3/15/2031
b,c
$ 35,101
Star Parent, Inc.
342,000 9.000%,  10/1/2030
c
359,065
Sysco Corporation
935,000 6.600%,  4/1/2040 1,009,862
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054
i
282,807
925,000 3.175%,  7/9/2050 612,989
600,000 5.650%,  7/5/2044
i
589,214
Tenet Healthcare Corporation
990,000 5.125%,  11/1/2027 968,847
255,000 6.125%,  10/1/2028 253,725
407,000 6.750%,  5/15/2031
c
413,110
Teva Pharmaceutical Finance
Netherlands III BV
390,000 3.150%,  10/1/2026 366,030
Viterra Finance BV
774,000 3.200%,  4/21/2031
c
668,517
Wyeth, LLC
619,000 6.500%,  2/1/2034 680,109
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,292,093
Total 58,692,743
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
341,214
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
c
564,518
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
332,000 8.250%,  12/31/2028
c
340,133
166,000 5.875%,  6/30/2029
c
162,227
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
c
354,526
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
270,892
Borr IHC, Ltd./Borr Finance, LLC
397,121 10.375%,  11/15/2030
c
415,375
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,039,225
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
214,185
325,000 6.875%,  7/1/2029
c
326,214
California Resources Corporation
199,000 8.250%,  6/15/2029
c
203,148
Canadian Natural Resources, Ltd.
437,000 2.950%,  7/15/2030 383,282
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,344,453
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034
c
170,134
Civitas Resources, Inc.
232,000 8.375%,  7/1/2028
c
243,096
119,000 8.625%,  11/1/2030
c
127,594
Principal
Amount Long-Term Fixed Income (20.0%) Value
Energy (0.5%) - continued
$ 432,000 8.750%,  7/1/2031
c
$ 462,650
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
191,802
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
626,923
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
156,283
Comstock Resources, Inc.
322,000 6.750%,  3/1/2029
c
309,578
410,000 5.875%,  1/15/2030
c
381,513
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
998,995
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
357,368
Crescent Energy Finance, LLC
199,000 9.250%,  2/15/2028
c
210,250
497,000 7.625%,  4/1/2032
c
506,538
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
370,461
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
c
143,804
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 833,720
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
c
256,829
Enbridge, Inc.
908,000 5.250%,  4/5/2027 907,940
Enerflex, Ltd.
275,000 9.000%,  10/15/2027
c
278,457
Energy Transfer, LP
391,000 8.000%,  5/15/2054
e
408,983
754,000 4.000%,  10/1/2027 723,892
970,000 4.900%,  3/15/2035 900,923
800,000 5.150%,  2/1/2043 700,149
1,100,000 6.000%,  6/15/2048 1,059,934
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 589,982
EQM Midstream Partners, LP
933,000 4.750%,  1/15/2031
c
872,397
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,046,448
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 279,811
400,000 7.875%,  5/15/2032 403,812
Halliburton Company
633,000 4.850%,  11/15/2035 602,080
615,000 5.000%,  11/15/2045 556,723
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
423,672
241,000 7.500%,  5/15/2032
c
244,698
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
332,283
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
c
522,541

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Energy (0.5%) - continued
$ 161,000 6.000%,  4/15/2030
c
$ 155,518
279,000 6.250%,  4/15/2032
c
268,308
Howard Midstream Energy
Partners, LLC
265,000 7.375%,  7/15/2032
c
269,122
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
425,823
Kodiak Gas Services, LLC
200,000 7.250%,  2/15/2029
c
205,015
Laredo Petroleum, Inc.
575,000 7.750%,  7/31/2029
c
579,555
MEG Energy Corporation
441,000 5.875%,  2/1/2029
c
428,968
MPLX, LP
1,231,000 4.950%,  9/1/2032 1,177,831
230,000 5.000%,  3/1/2033 219,739
Nabors Industries, Inc.
161,000 7.375%,  5/15/2027
c
163,768
411,000 9.125%,  1/31/2030
c
425,769
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 996,800
New Fortress Energy, Inc.
137,000 6.750%,  9/15/2025
c
132,992
133,000 8.750%,  3/15/2029
b,c
121,411
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
135,515
199,000 8.375%,  2/15/2032
c
202,064
Noble Finance II, LLC
161,000 8.000%,  4/15/2030
c
167,555
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
c
356,757
NuStar Logistics, LP
324,000 6.375%,  10/1/2030 329,463
Occidental Petroleum Corporation
1,550,000 7.875%,  9/15/2031 1,738,336
ONEOK, Inc.
347,000 5.000%,  3/1/2026 344,100
Ovintiv, Inc.
1,071,000 5.375%,  1/1/2026 1,065,503
621,000 6.250%,  7/15/2033 640,115
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 266,174
Permian Resources Operating,
LLC
249,000 7.000%,  1/15/2032
c
255,789
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
273,120
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
c
405,592
Range Resources Corporation
273,000 4.750%,  2/15/2030
c
256,170
Rockcliff Energy II, LLC
361,000 5.500%,  10/15/2029
c
337,915
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
391,619
Saturn Oil & Gas, Inc.
199,000 9.625%,  6/15/2029
c
200,860
Principal
Amount Long-Term Fixed Income (20.0%) Value
Energy (0.5%) - continued
Schlumberger Holdings
Corporation
$ 317,000 5.000%,  5/29/2027
c
$ 316,047
SM Energy Company
245,000 6.500%,  7/15/2028 242,893
Southwestern Energy Company
235,000 4.750%,  2/1/2032 216,182
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 159,321
Suncor Energy, Inc.
986,000 7.150%,  2/1/2032 1,077,146
Sunoco, LP
482,000 7.000%,  5/1/2029
c
493,994
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 228,003
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
c
590,308
241,000 7.375%,  2/15/2029
c
242,178
Talos Production, Inc.
170,000 9.000%,  2/1/2029
c
178,423
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 968,414
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
337,602
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
c
335,428
Transocean, Inc.
183,600 8.750%,  2/15/2030
c
192,758
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
283,138
Valaris, Ltd.
339,000 8.375%,  4/30/2030
c
350,947
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
c
439,887
290,000 4.125%,  8/15/2031
c
260,236
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
615,040
692,000 8.375%,  6/1/2031
c
717,764
482,000 9.875%,  2/1/2032
c
524,621
Viridien SA
80,000 8.750%,  4/1/2027
c
76,250
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 638,435
308,000 6.150%,  4/1/2033 315,733
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 568,894
1,015,000 7.500%,  1/15/2031 1,121,407
Total 48,589,970
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
114,000 4.250%,  2/15/2029
c
103,557

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
$ 162,000 7.500%,  11/6/2030
c
$ 162,112
AEGON Funding Company, LLC
906,000 5.500%,  4/16/2027
c
902,156
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 702,150
1,250,000 3.875%,  1/23/2028 1,184,304
550,000 3.400%,  10/29/2033 461,334
Agree, LP
444,000 5.625%,  6/15/2034 439,444
Air Lease Corporation
1,415,000 3.000%,  2/1/2030 1,253,201
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
c
644,995
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
c
148,877
352,000 6.750%,  4/15/2028
c
352,559
164,000 7.000%,  1/15/2031
c
165,677
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 993,688
1,000,000 8.000%,  11/1/2031 1,103,588
251,000 6.700%,  2/14/2033
b
249,537
American Express Company
298,000 5.098%,  2/16/2028
e
296,672
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 812,483
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,229,197
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
133,363
394,000 4.875%,  6/30/2029
c
366,524
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,e
598,503
Aon North America, Inc.
455,000 5.750%,  3/1/2054 445,015
Ares Capital Corporation
455,000 3.250%,  7/15/2025 442,051
1,100,000 3.875%,  1/15/2026 1,062,083
550,000 2.150%,  7/15/2026 508,311
533,000 5.875%,  3/1/2029 525,325
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 169,557
226,000 5.750%,  7/15/2054 219,459
Associated Banc-Corp
750,000 4.250%,  1/15/2025 742,020
Australia & New Zealand Banking
Group, Ltd.
700,000 2.950%,  7/22/2030
c,e
678,063
Avolon Holdings Funding, Ltd.
275,000 4.250%,  4/15/2026
c
267,104
758,000 5.750%,  3/1/2029
c
753,708
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
c
871,211
Banco Santander SA
1,200,000 4.175%,  3/24/2028
e
1,156,612
Bank of America Corporation
1,062,000 5.080%,  1/20/2027
e
1,055,626
575,000 1.734%,  7/22/2027
e
532,982
800,000 3.824%,  1/20/2028
e
771,069
537,000 5.202%,  4/25/2029
e
536,149
Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
$ 500,000 2.087%,  6/14/2029
e
$ 443,572
1,500,000 2.496%,  2/13/2031
e
1,296,524
1,475,000 1.922%,  10/24/2031
e
1,206,711
923,000 2.972%,  2/4/2033
e
781,112
1,844,000 4.571%,  4/27/2033
e
1,739,006
928,000 5.872%,  9/15/2034
e
954,629
367,000 5.468%,  1/23/2035
e
366,629
1,230,000 3.846%,  3/8/2037
e
1,077,932
Bank of Montreal
266,000 5.266%,  12/11/2026 265,596
Bank of New York Mellon
Corporation
619,000 6.317%,  10/25/2029
e
646,982
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 303,051
Barclays plc
160,000 6.125%,  12/15/2025
e,j
156,799
930,000 6.496%,  9/13/2027
e
945,450
954,000 4.972%,  5/16/2029
e
933,774
900,000 5.746%,  8/9/2033
e
897,703
Belrose Funding Trust
1,220,000 2.330%,  8/15/2030
c
993,783
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 791,505
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 294,740
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 899,951
600,000 6.250%,  1/25/2031
c
596,554
Blue Owl Capital Corporation II
465,000 8.450%,  11/15/2026
c
479,760
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 731,765
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
c
242,063
Blue Owl Technology Finance
Corporation II
620,000 6.750%,  4/4/2029
c
606,547
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
c,e
1,294,273
BPCE SA
1,091,000 3.500%,  10/23/2027
c
1,019,386
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
403,104
Camden Property Trust
1,012,000 3.150%,  7/1/2029 922,251
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,077,257
210,000 5.700%,  2/1/2030
b,e
210,999
Castlelake Aviation Finance DAC
259,000 5.000%,  4/15/2027
c
249,939
Centene Corporation
2,161,000 2.625%,  8/1/2031 1,774,651
Charles Schwab Corporation
1,303,000 2.450%,  3/3/2027 1,215,256
619,000 6.136%,  8/24/2034
e
644,588
Chubb INA Holdings, LLC
615,000 4.350%,  11/3/2045 530,666

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
Citibank NA
$ 490,000 5.438%,  4/30/2026 $ 491,703
Citigroup, Inc.
1,515,000 4.400%,  6/10/2025 1,494,307
745,000 3.200%,  10/21/2026 710,489
1,094,000 3.668%,  7/24/2028
e
1,042,834
490,000 4.125%,  7/25/2028 470,361
915,000 3.520%,  10/27/2028
e
864,848
374,000 5.174%,  2/13/2030
e
371,821
1,308,000 4.910%,  5/24/2033
e
1,256,020
778,000 6.174%,  5/25/2034
e
791,218
CNA Financial Corporation
453,000 5.125%,  2/15/2034 438,573
Comerica, Inc.
219,000 5.982%,  1/30/2030
e
215,790
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
c,e
1,231,660
Corebridge Financial, Inc.
462,000 4.350%,  4/5/2042 379,868
Credit Acceptance Corporation
300,000 9.250%,  12/15/2028
c
317,073
Credit Agricole SA
625,000 6.875%,  9/23/2024
c,e,j
622,684
Credit Suisse Group AG
900,000 7.250%,  N/A
*,k
99,000
Deutsche Bank AG/New York, NY
686,000 6.819%,  11/20/2029
e
713,431
1,175,000 3.729%,  1/14/2032
e
990,673
Discover Bank
1,170,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
1,168,525
Diversified Healthcare Trust
192,000 Zero Coupon,  1/15/2026
c
167,535
Drawbridge Special Opportunities
Fund, LP
564,000 3.875%,  2/15/2026
c
535,664
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 794,078
820,000 4.625%,  5/15/2042 721,857
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
c
95,871
EPR Properties
405,000 4.950%,  4/15/2028 387,683
Equitable Holdings, Inc.
237,000 4.572%,  2/15/2029
c
227,829
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054
c
618,405
Fifth Third Bancorp
484,000 6.339%,  7/27/2029
e
496,143
First Horizon Bank
755,000 5.750%,  5/1/2030
b
719,693
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
385,471
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 556,773
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
620,060
Fortress Transportation and
Infrastructure Investors, LLC
171,000 5.500%,  5/1/2028
c
165,792
Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
$ 299,000 7.000%,  5/1/2031
c
$ 305,476
232,000 7.000%,  6/15/2032
c
235,282
Freedom Mortgage Corporation
168,000 7.625%,  5/1/2026
c
166,809
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
377,756
163,000 9.125%,  5/15/2031
c
158,615
FS KKR Capital Corporation
1,300,000 3.400%,  1/15/2026 1,236,797
GGAM Finance, Ltd.
338,000 7.750%,  5/15/2026
c
344,903
166,000 8.000%,  6/15/2028
c
174,839
133,000 6.875%,  4/15/2029
c
135,328
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
487,000 3.750%,  12/15/2027
c
426,678
goeasy, Ltd.
269,000 9.250%,  12/1/2028
c
285,509
80,000 7.625%,  7/1/2029
c
81,602
Goldman Sachs Bank USA/New
York, NY
908,000 5.414%,  5/21/2027
e
906,497
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 397,072
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
e
724,893
931,000 6.484%,  10/24/2029
e
972,006
275,000 1.992%,  1/27/2032
e
223,176
2,326,000 3.102%,  2/24/2033
e
1,986,550
Health Care Service Corporation
651,000 5.450%,  6/15/2034
c
643,383
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 201,955
Highwoods Realty, LP
618,000 7.650%,  2/1/2034 665,008
HSBC Holdings plc
1,100,000 2.999%,  3/10/2026
e
1,079,144
900,000 5.402%,  8/11/2033
e
890,419
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
477,711
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
e
745,246
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
250,000 6.250%,  5/15/2026 248,026
660,000 5.250%,  5/15/2027 619,491
Intesa Sanpaolo SPA
201,000 4.198%,  6/1/2032
c,e
170,056
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 610,543
J.P. Morgan Chase & Company
505,000 1.040%,  2/4/2027
e
470,422
720,000 1.578%,  4/22/2027
e
671,910
1,230,000 2.947%,  2/24/2028
e
1,158,519
1,475,000 4.203%,  7/23/2029
e
1,419,481
900,000 2.522%,  4/22/2031
e
777,894
1,100,000 1.953%,  2/4/2032
e
894,723
1,229,000 4.586%,  4/26/2033
e
1,172,388
923,000 4.912%,  7/25/2033
e
896,452
651,000 5.766%,  4/22/2035
e
667,931

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
J.P. Morgan Chase Bank NA
$ 500,000 5.110%,  12/8/2026 $ 499,920
Jackson National Life Global
Funding
663,000 5.550%,  7/2/2027
c,i
661,108
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
246,713
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
126,378
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
130,972
331,000 9.500%,  2/15/2029
c
341,203
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 716,657
KeyCorp
450,000
6.652%,  (SOFRINDX +
1.250%), 5/23/2025
e
448,344
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 280,944
266,000 6.250%,  1/15/2036 252,441
Kite Realty Group, LP
224,000 5.500%,  3/1/2034 219,001
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
166,000 4.250%,  2/1/2027
c
157,221
440,000 4.750%,  6/15/2029
c
406,453
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,e
84,285
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
e
932,729
Macquarie Airfinance Holdings,
Ltd.
643,000 6.400%,  3/26/2029
c
653,877
80,000 6.500%,  3/26/2031
c
82,265
Manufacturers & Traders Trust
Company
923,000 4.700%,  1/27/2028 889,865
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 224,725
619,000 5.400%,  9/15/2033 630,944
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
702,659
Mitsubishi UFJ Financial Group,
Inc.
922,000 5.422%,  2/22/2029
e
927,408
900,000 2.048%,  7/17/2030 751,773
Molina Healthcare, Inc.
351,000 4.375%,  6/15/2028
c
330,374
Morgan Stanley
1,925,000 4.350%,  9/8/2026 1,882,806
1,244,000 3.591%,  7/22/2028
e
1,182,922
615,000 5.164%,  4/20/2029
e
613,004
1,600,000 3.622%,  4/1/2031
e
1,468,183
615,000 5.250%,  4/21/2034
e
605,378
476,000 5.831%,  4/19/2035
e
487,936
1,076,000 5.297%,  4/20/2037
e
1,030,287
Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
Morgan Stanley Direct Lending
Fund
$ 448,000 6.150%,  5/17/2029
c
$ 438,255
MPT Operating Partnership, LP/
MPT Finance Corporation
91,000 5.250%,  8/1/2026
b
82,695
467,000 4.625%,  8/1/2029
b
338,955
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 499,012
Nationstar Mortgage Holdings,
Inc.
256,000 5.125%,  12/15/2030
c
234,750
NatWest Group plc
650,000 4.445%,  5/8/2030
e
621,129
925,000 6.475%,  6/1/2034
e
939,609
Navient Corporation
96,000 5.000%,  3/15/2027 91,634
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
105,000 4.500%,  9/30/2028
c
92,378
New York Life Global Funding
925,000 4.550%,  1/28/2033
c
879,568
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034
i
595,764
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 696,353
875,000 3.375%,  2/1/2031 747,319
OneMain Finance Corporation
618,000 3.500%,  1/15/2027 579,033
664,000 3.875%,  9/15/2028 595,358
Panther Escrow Issuer, LLC
465,000 7.125%,  6/1/2031
c
470,317
Park Intermediate Holdings, LLC
457,000 4.875%,  5/15/2029
c
428,536
Pine Street Trust III
268,000 6.223%,  5/15/2054
c
267,744
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
e
314,457
887,000 5.492%,  5/14/2030
e
891,934
1,230,000 4.626%,  6/6/2033
e
1,138,813
PRA Group, Inc.
82,000 7.375%,  9/1/2025
c
82,094
254,000 8.375%,  2/1/2028
c
253,168
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
618,418
Prologis, LP
416,000 5.250%,  3/15/2054 393,045
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
e
1,087,648
Regency Centers, LP
1,050,000 4.125%,  3/15/2028 1,010,846
461,000 5.250%,  1/15/2034 448,980
Reinsurance Group of America,
Inc.
651,000 5.750%,  9/15/2034 648,637
RGA Global Funding
298,000 5.500%,  1/11/2031
c
297,563

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
RHP Hotel Properties, LP/RHP
Finance Corporation
$ 80,000 4.750%,  10/15/2027 $ 77,022
318,000 7.250%,  7/15/2028
c
328,836
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
131,601
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
c
399,135
301,000 3.875%,  3/1/2031
c
262,316
237,000 4.000%,  10/15/2033
c
199,717
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
e
313,717
268,000 6.174%,  1/9/2030
e
270,085
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
e
924,435
Service Properties Trust
332,000 8.375%,  6/15/2029 326,358
265,000 8.625%,  11/15/2031
c
276,213
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 751,797
SLM Corporation
180,000 4.200%,  10/29/2025 175,087
Societe Generale SA
1,122,000 4.750%,  11/24/2025
c
1,099,639
Standard Chartered plc
1,104,000 1.822%,  11/23/2025
c,e
1,086,136
551,000 5.688%,  5/14/2028
c,e
551,083
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,083,028
922,000 5.710%,  1/13/2030 940,092
850,000 1.710%,  1/12/2031 681,251
Synchrony Financial
169,000 7.250%,  2/2/2033 168,039
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,160,408
Toronto-Dominion Bank
924,000 5.156%,  1/10/2028 922,890
805,000 5.523%,  7/17/2028 815,001
Truist Financial Corporation
623,000 6.047%,  6/8/2027
e
627,363
440,000 5.125%,  12/15/2027
e,j
416,807
770,000 5.122%,  1/26/2034
e
737,480
390,000 5.711%,  1/24/2035
e
388,298
U.S. Bancorp
616,000 5.727%,  10/21/2026
e
617,050
954,000 5.775%,  6/12/2029
e
968,445
244,000 5.836%,  6/12/2034
e
247,392
416,000 5.678%,  1/23/2035
e
417,596
UBS Group AG
1,800,000 2.193%,  6/5/2026
c,e
1,739,481
928,000 6.246%,  9/22/2029
c,e
954,134
767,000 3.091%,  5/14/2032
c,e
654,255
589,000 5.699%,  2/8/2035
c,e
588,399
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
418,027
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 639,737
923,000 4.750%,  5/15/2052 817,190
Principal
Amount Long-Term Fixed Income (20.0%) Value
Financials (1.7%) - continued
Vornado Realty, LP
$ 121,000 3.400%,  6/1/2031 $ 94,931
Wells Fargo & Company
125,000 3.000%,  4/22/2026 119,837
1,475,000 3.000%,  10/23/2026 1,401,155
923,000 3.526%,  3/24/2028
e
880,401
607,000 5.707%,  4/22/2028
e
612,252
1,400,000 2.393%,  6/2/2028
e
1,289,384
644,000 5.574%,  7/25/2029
e
649,842
507,000 5.389%,  4/24/2034
e
501,204
1,180,000 4.900%,  11/17/2045 1,026,060
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,209,464
XHR, LP
189,000 4.875%,  6/1/2029
c
177,131
Total 158,708,984
Foreign Government (<0.1%)
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
c
901,085
Total 901,085
Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,318,346 2.000%,  1/1/2052 7,380,705
5,406,979 2.000%,  5/1/2051 4,283,463
21,237,955 2.500%,  5/1/2051 17,501,145
7,776,721 3.500%,  5/1/2052 6,930,846
9,118,967 4.000%,  5/1/2052 8,427,955
5,110,013 5.000%,  7/1/2053 4,968,131
2,805,407 5.500%,  7/1/2053 2,782,596
7,361,055 3.500%,  8/1/2052 6,551,259
5,642,159 5.000%,  8/1/2053 5,510,137
7,363,980 5.500%,  9/1/2053 7,321,512
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,501,767 2.500%,  7/1/2030 4,232,963
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,500,000 4.500%,  7/1/2039
i
8,314,062
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,049,583 3.000%,  12/1/2036 4,649,563
5,327,190 3.000%,  8/1/2038 4,932,192
8,210,440 3.500%,  5/1/2040 7,610,020
5,187,640 2.500%,  4/1/2042 4,478,314
2,287,982 2.000%,  5/1/2042 1,927,065
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
20,767,302 3.000%,  1/1/2052 17,813,153
1,330,980 2.000%,  2/1/2051 1,054,548
2,099,099 2.000%,  2/1/2051 1,663,138
5,633,916 2.500%,  2/1/2051 4,666,866
10,492,974 2.500%,  2/1/2051 8,597,672
27,743,771 2.000%,  3/1/2051 21,792,813
5,746,619 2.000%,  3/1/2051 4,529,079

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Mortgage-Backed Securities (6.3%) - continued
$ 12,666,338 4.000%,  3/1/2051 $ 11,780,470
7,442,433 2.000%,  3/1/2052 5,904,688
20,826,999 3.000%,  3/1/2052 17,775,980
18,312,237 2.000%,  4/1/2051 14,429,637
13,125,597 3.000%,  4/1/2051 11,229,049
2,290,672 2.000%,  4/1/2052 1,810,007
13,833,173 3.000%,  5/1/2050 11,935,633
2,497,849 2.000%,  5/1/2051 1,969,434
9,625,552 3.000%,  5/1/2051 8,345,319
20,119,483 2.000%,  6/1/2050 15,906,794
7,867,062 3.000%,  6/1/2050 6,869,828
3,078,758 4.000%,  6/1/2052 2,821,981
3,832,182 5.000%,  6/1/2053 3,734,593
16,051,372 2.500%,  7/1/2051 13,308,715
4,932,916 3.500%,  7/1/2051 4,422,024
9,283,281 4.000%,  7/1/2052 8,509,551
2,137,261 2.500%,  8/1/2050 1,783,832
10,289,383 3.500%,  8/1/2050 9,246,475
12,502,017 3.500%,  8/1/2052 11,073,366
19,119,735 4.500%,  8/1/2052 18,097,872
7,456,170 5.000%,  8/1/2053 7,266,217
7,860,481 2.500%,  9/1/2051 6,519,759
3,806,166 3.500%,  9/1/2052 3,398,240
7,575,056 3.500%,  9/1/2052 6,763,201
6,285,797 5.000%,  9/1/2052 6,088,168
10,414,649 4.500%,  9/1/2053 9,838,859
6,274,858 4.500%,  9/1/2053 5,960,446
16,018,760 4.000%,  10/1/2052 14,741,420
2,407,712 2.000%,  11/1/2051 1,900,896
4,897,207 3.500%,  11/1/2052 4,373,848
10,036,217 2.000%,  12/1/2050 7,930,723
26,406,169 2.500%,  12/1/2051 21,816,904
15,508,417 4.500%,  12/1/2052 14,742,407
26,950,000 5.000%,  7/1/2041
i
26,044,648
8,350,000 6.000%,  7/1/2041
i
8,373,158
14,100,000 5.500%,  7/1/2042
i
13,905,574
8,175,000 4.500%,  7/1/2048
i
7,706,534
19,150,000 3.000%,  7/1/2049
i
16,287,973
17,900,000 3.500%,  7/1/2049
i
15,841,500
11,300,000 4.000%,  7/1/2049
i
10,339,059
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
18,692,056 2.500%,  3/1/2062 14,692,230
5,106,309 3.500%,  7/1/2061 4,444,049
7,883,819 4.000%,  12/1/2061 7,126,368
Total 584,976,626
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052
b
519,976
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 752,695
Apple, Inc.
1,002,000 2.650%,  2/8/2051 633,563
2,020,000 3.750%,  9/12/2047 1,611,820
Applied Materials, Inc.
534,000 4.800%,  6/15/2029 533,217
Block, Inc.
570,000 6.500%,  5/15/2032
c
577,632
Boost Newco Borrower, LLC
408,000 7.500%,  1/15/2031
c
425,402
Principal
Amount Long-Term Fixed Income (20.0%) Value
Technology (0.4%) - continued
Broadcom, Inc.
$ 354,000 3.469%,  4/15/2034
c
$ 301,783
1,231,000 3.137%,  11/15/2035
c
985,770
1,350,000 3.187%,  11/15/2036
c
1,068,343
600,000 4.926%,  5/15/2037
c
564,308
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 294,804
307,000 4.950%,  2/26/2031 306,741
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
c
164,393
Cloud Software Group, Inc.
867,000 6.500%,  3/31/2029
c
832,593
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
c
80,956
CoreLogic, Inc.
100,000 4.500%,  5/1/2028
c
90,740
Dell International, LLC/EMC
Corporation
665,000 6.020%,  6/15/2026 671,958
Dell, Inc.
563,000 6.500%,  4/15/2038 592,665
Dye & Durham, Ltd.
249,000 8.625%,  4/15/2029
c
252,591
Fiserv, Inc.
326,000 2.250%,  6/1/2027 300,809
639,000 2.650%,  6/1/2030 555,883
613,000 5.350%,  3/15/2031 612,648
537,000 5.600%,  3/2/2033 541,419
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
c
707,973
Gen Digital, Inc.
13,000 6.750%,  9/30/2027
c
13,165
199,000 7.125%,  9/30/2030
b,c
203,924
Global Payments, Inc.
607,000 5.950%,  8/15/2052 584,723
923,000 5.300%,  8/15/2029 916,595
II-VI, Inc.
164,000 5.000%,  12/15/2029
c
155,205
Intel Corporation
610,000 5.600%,  2/21/2054 591,057
ION Trading Technologies SARL
325,000 9.500%,  5/30/2029
c
331,029
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
537,133
750,000 5.250%,  7/15/2030
c
712,864
585,000 4.500%,  2/15/2031
c
528,066
KLA Corporation
923,000 3.300%,  3/1/2050 649,826
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 160,092
Mastercard, Inc.
729,000 3.950%,  2/26/2048 590,830
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 129,951
Micron Technology, Inc.
333,000 5.300%,  1/15/2031 332,250
Microsoft Corporation
382,000 3.041%,  3/17/2062 252,733
1,033,000 2.500%,  9/15/2050 650,314
927,000 3.700%,  8/8/2046 760,215

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Technology (0.4%) - continued
NCR Atleos Corporation
$ 133,000 9.500%,  4/1/2029
c
$ 143,739
NCR Voyix Corporation
516,000 5.125%,  4/15/2029
c
485,946
Neptune Bidco US, Inc.
338,000 9.290%,  4/15/2029
c
324,404
Newfold Digital Holdings Group,
Inc.
100,000 11.750%,  10/15/2028
c
103,506
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 486,379
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 460,611
480,000 3.250%,  5/11/2041 350,134
Open Text Corporation
207,000 3.875%,  12/1/2029
c
185,383
675,000 4.125%,  2/15/2030
c
608,718
Oracle Corporation
615,000 6.900%,  11/9/2052 688,371
1,815,000 3.850%,  7/15/2036 1,530,014
1,250,000 4.000%,  7/15/2046 953,264
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054 524,902
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
b,c
78,399
PTC, Inc.
300,000 3.625%,  2/15/2025
c
296,300
270,000 4.000%,  2/15/2028
c
254,130
RingCentral, Inc.
344,000 8.500%,  8/15/2030
c
359,042
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
202,234
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 620,659
S&P Global, Inc.
155,000 5.250%,  9/15/2033
c
156,454
Seagate HDD Cayman
201,000 8.500%,  7/15/2031 216,482
389,350 9.625%,  12/1/2032 444,108
Sensata Technologies BV
182,000 4.000%,  4/15/2029
c
167,094
Sensata Technologies, Inc.
95,000 3.750%,  2/15/2031
c
82,802
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
c
183,969
SK Hynix, Inc.
500,000 5.500%,  1/16/2027
c
498,590
SS&C Technologies, Inc.
473,000 5.500%,  9/30/2027
c
465,766
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 571,536
UKG, Inc.
331,000 6.875%,  2/1/2031
c
335,147
Verisk Analytics, Inc.
454,000 5.250%,  6/5/2034 447,023
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
c
334,446
Principal
Amount Long-Term Fixed Income (20.0%) Value
Technology (0.4%) - continued
Visa, Inc.
$ 1,284,000 2.700%,  4/15/2040 $ 935,591
VMware, LLC
565,000 4.650%,  5/15/2027 556,059
900,000 2.200%,  8/15/2031 731,290
Xerox Holdings Corporation
40,000 5.000%,  8/15/2025
c
39,240
469,000 5.500%,  8/15/2028
c
403,973
Total 37,306,359
Transportation (0.1%)
Air Canada
325,000 3.875%,  8/15/2026
c
309,137
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
c
117,108
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
889,334 5.500%,  4/20/2026
c
881,428
160,767 5.750%,  4/20/2029
c
156,405
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
c
197,690
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 457,202
608,000 5.750%,  5/1/2040 624,061
625,000 4.450%,  3/15/2043 548,961
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 532,307
CSX Corporation
900,000 3.800%,  4/15/2050 686,978
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,305,036
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
595,287
Hawaiian Brand Intellectual
Property, Ltd.
180,000 5.750%,  1/20/2026
c
171,263
Mileage Plus Holdings, LLC
923,400 6.500%,  6/20/2027
c
925,243
Penske Truck Leasing Company,
LP/PTL Finance Corporation
623,000 5.750%,  5/24/2026
c
624,503
Rand Parent, LLC
356,000 8.500%,  2/15/2030
b,c
360,418
RXO, Inc.
413,000 7.500%,  11/15/2027
c
423,325
Southwest Airlines Company
960,000 2.625%,  2/10/2030 831,317
Stena International SA
265,000 7.250%,  1/15/2031
c
270,878
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 728,011
United Airlines, Inc.
377,000 4.375%,  4/15/2026
c
364,185
163,000 4.625%,  4/15/2029
c
151,804
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
90,039

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Transportation (0.1%) - continued
$ 346,000 6.375%,  2/1/2030
b,c
$ 271,870
Total 11,624,456
U.S. Government & Agencies (6.7%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,114,951
5,943,000 3.625%,  5/15/2053 5,057,354
7,260,000 1.625%,  11/15/2050 3,974,850
14,500,000 4.750%,  11/15/2053 14,989,375
19,150,000 5.250%,  11/15/2028 19,812,770
2,975,000 4.375%,  5/15/2040 2,934,907
44,475,000 1.375%,  11/15/2040 28,062,683
1,340,000 3.000%,  5/15/2042 1,075,664
5,750,000 3.250%,  5/15/2042 4,781,484
2,384,000 3.375%,  5/15/2044 1,986,170
68,726,000 2.500%,  5/15/2046 48,296,123
46,100,000 2.875%,  5/15/2049 34,052,774
U.S. Treasury Notes
27,065,000 2.250%,  11/15/2024 26,752,061
19,170,000 2.125%,  11/30/2024 18,923,823
46,100,000 3.875%,  3/31/2025 45,647,554
20,800,000 5.000%,  8/31/2025 20,783,750
8,000,000 4.250%,  12/31/2025 7,923,438
52,575,000 2.625%,  1/31/2026 50,778,003
2,300,000 0.500%,  2/28/2026 2,141,695
90,300,000 2.500%,  2/28/2026 86,934,915
6,400,000 4.625%,  2/28/2026 6,377,000
7,285,000 2.250%,  11/15/2027 6,776,757
13,950,000 3.875%,  12/31/2027 13,682,443
1,500,000 0.750%,  1/31/2028 1,317,070
30,100,000 3.500%,  1/31/2028 29,151,144
15,300,000 3.625%,  3/31/2028 14,869,687
72,550,000 2.875%,  5/15/2028 68,539,912
21,000,000 4.375%,  8/31/2028 20,975,391
270,000 1.375%,  11/15/2031 219,628
32,000,000 4.500%,  11/15/2033 32,295,000
Total 622,228,376
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
c
1,121,886
Ameren Illinois Company
676,000 4.500%,  3/15/2049 576,480
American Electric Power
Company, Inc.
605,000 5.200%,  1/15/2029 601,737
537,000 5.625%,  3/1/2033 535,022
American Water Capital
Corporation
604,000 5.450%,  3/1/2054 582,371
Appalachian Power Company
750,000 3.300%,  6/1/2027 709,007
Atmos Energy Corporation
466,000 5.900%,  11/15/2033 486,612
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,019,634
Calpine Corporation
370,000 4.500%,  2/15/2028
c
351,532
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 611,747
Principal
Amount Long-Term Fixed Income (20.0%) Value
Utilities (0.4%) - continued
CenterPoint Energy, Inc.
$ 270,000 4.250%,  11/1/2028 $ 258,543
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 781,421
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 489,966
1,250,000 4.125%,  5/15/2049 987,933
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 322,991
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 853,231
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
e
82,689
81,000 7.000%,  6/1/2054
e
84,278
DTE Electric Company
965,000 3.700%,  3/15/2045 746,755
475,000 3.700%,  6/1/2046 362,317
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 800,637
Duke Energy Corporation
918,000 5.450%,  6/15/2034 907,359
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 642,145
Edison International
725,000 5.750%,  6/15/2027 731,355
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
619,192
Eversource Energy
769,000 4.750%,  5/15/2026 758,953
Exelon Corporation
585,000 4.700%,  4/15/2050 493,415
983,000 4.450%,  4/15/2046 810,626
FirstEnergy Corporation
769,000 5.100%,  7/15/2047 661,755
Georgia Power Company
523,000 4.950%,  5/17/2033 509,931
303,000 5.250%,  3/15/2034 302,044
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 698,854
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
371,873
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 722,948
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 358,917
NextEra Energy Capital Holdings,
Inc.
618,000 5.749%,  9/1/2025 619,339
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
c
570,559
NiSource, Inc.
900,000 5.650%,  2/1/2045 868,553
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
125,428
240,000 5.250%,  6/15/2029
c
230,338

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.0%) Value
Utilities (0.4%) - continued
Pacific Gas and Electric Company
$ 800,000 3.300%,  12/1/2027 $ 745,734
618,000 5.550%,  5/15/2029 619,390
538,000 4.550%,  7/1/2030 509,834
619,000 6.950%,  3/15/2034 666,492
300,000 5.800%,  5/15/2034 298,094
PG&E Corporation
471,000 5.000%,  7/1/2028 453,169
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 434,088
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 631,446
Public Service Enterprise Group,
Inc.
619,000 5.875%,  10/15/2028 633,121
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 756,896
Southern California Edison
Company
949,000 4.000%,  4/1/2047 726,279
Southern Company
1,231,000 5.113%,  8/1/2027 1,228,078
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 503,226
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 462,918
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
350,788
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
c
716,380
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 209,458
850,000 4.600%,  12/1/2048 722,961
Vistra Corporation
407,000 7.000%,  12/15/2026
c,e,j
403,464
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
c
869,728
1,005,000 5.000%,  7/31/2027
c
972,179
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 431,996
Total 36,716,092
Total Long-Term Fixed Income
(cost $2,012,105,771) 1,873,167,842
Shares Private Equity Funds ( 0.4% ) Value
Secondary (0.4%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,g
1,754,275
1 ASF IX, LP
*,a,g
5,753,928
1 ASF VIII Sidecar (Cayman), LP
*,a,g
183,457
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,g
1,815,692
1 LCP X (Offshore), LP
*,a,g
29,139,235
Shares Private Equity Funds (0.4%) Value
Secondary (0.4%) - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,g
$ 1,123,380
Total 39,769,967
Total Private Equity Funds
(cost $27,984,500) 39,769,967
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
10,168,983 Thrivent Cash Management Trust 10,168,983
Total Collateral Held for
Securities Loaned
(cost $10,168,983) 10,168,983
Shares or
Principal
Amount Short-Term Investments ( 13.1% ) Value
Federal Home Loan Bank Discount
Notes
43,500,000 5.238%, 7/10/2024
l,m
43,423,948
4,200,000 5.240%, 7/12/2024
l,m
4,191,433
5,700,000 5.250%, 7/17/2024
l,m
5,684,221
3,900,000 5.259%, 7/19/2024
l,m
3,888,068
1,000,000 5.260%, 7/24/2024
l,m
996,212
800,000 5.257%, 7/31/2024
l,m
796,154
2,200,000 5.250%, 8/7/2024
l,m
2,187,203
100,000 5.245%, 8/14/2024
l,m
99,317
4,300,000 5.245%, 8/16/2024
l,m
4,269,361
6,200,000 5.249%, 8/21/2024
l,m
6,151,314
10,500,000 5.240%, 9/18/2024
l,m
10,375,633
100,000 5.175%, 11/8/2024
l,m
98,119
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 5.250%, 8/13/2024
l,m
99,331
Thrivent Core Short-Term Reserve
Fund
113,926,367 5.580% 1,139,263,672
U.S. Treasury Bills
1,400,000 5.243%, 7/11/2024
l
1,397,958
300,000 5.203%, 7/16/2024
l
299,343
Total Short-Term Investments
(cost $1,223,108,380) 1,223,221,287
Total Investments (cost
$8,005,516,119) 101.2% $9,470,463,382
Other Assets and Liabilities, Net
(1.2%) (113,797,998)
Total Net Assets 100.0% $9,356,665,384

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $285,630,234 or 3.1% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
e Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of June 28, 2024 was $40,571,626 or
0.43% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/27/2024 $ –
ASF IX, LP  3/18/2024 3,617,543
ASF VIII Sidecar (Cayman), LP  6/27/2024 –
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 896,000
LCP X (Offshore), LP  10/25/2023 23,470,957
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 1,140,996
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/27/2024 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,998,842
Common Stock 1,779,125
Total lending $9,777,967
Gross amount payable upon return of
collateral for securities loaned $10,168,983
Net amounts due to counterparty $391,016
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,667,148,812
Gross unrealized depreciation (255,424,825)
Net unrealized appreciation (depreciation) $ 1,411,723,987
Cost for federal income tax purposes $ 8,062,360,014

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,313,492,921 3,313,492,921 – –
U.S. Unaffiliated 56,810,921 56,810,921 – –
Common Stock
Communications Services 216,041,541 215,898,178 143,363 –
Consumer Discretionary 287,266,693 287,266,693 – –
Consumer Staples 66,691,307 66,691,307 – –
Energy 61,695,257 61,695,257 – –
Financials 301,479,821 301,479,821 – –
Health Care 299,502,507 299,502,507 – –
Industrials 269,964,542 267,239,839 2,724,703 –
Information Technology 796,987,014 794,855,446 2,131,568 –
Materials 56,340,976 56,108,928 232,048 –
Real Estate 75,890,484 75,890,484 – –
Utilities 37,016,562 37,016,562 – –
Long-Term Fixed Income
Asset-Backed Securities 50,804,731 – 49,050,356 1,754,375
Basic Materials 14,129,254 – 14,129,254 –
Capital Goods 32,146,068 – 32,146,068 –
Collateralized Mortgage Obligations 79,083,612 – 77,083,612 2,000,000
Commercial Mortgage-Backed Securities 32,386,497 – 32,386,497 –
Communications Services 47,321,461 – 47,321,461 –
Consumer Cyclical 57,551,528 – 57,551,528 –
Consumer Non-Cyclical 58,692,743 – 58,692,743 –
Energy 48,589,970 – 48,589,970 –
Financials 158,708,984 – 158,708,984 –
Foreign Government 901,085 – 901,085 –
Mortgage-Backed Securities 584,976,626 – 584,976,626 –
Technology 37,306,359 – 37,306,359 –
Transportation 11,624,456 – 11,624,456 –
U.S. Government & Agencies 622,228,376 – 622,228,376 –
Utilities 36,716,092 – 36,716,092 –
Private Equity Funds
Secondary 39,769,967 – – 39,769,967
Short-Term Investments 83,957,615 – 83,957,615 –
Subtotal Investments in Securities $7,836,075,970 $5,833,948,864 $1,958,602,764 $43,524,342
Other Investments  * Total
Affiliated Short-Term Investments 1,139,263,672
U.S. Affiliated Registered Investment Cos. 484,954,757
Collateral Held for Securities Loaned 10,168,983
Subtotal Other Investments $1,634,387,412
Total Investments at Value $9,470,463,382
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,174,682 9,174,682 – –
Total Asset Derivatives $9,174,682 $9,174,682 $– $–
Liability Derivatives
Futures Contracts 5,554,063 4,331,065 1,222,998 –
Total Liability Derivatives $5,554,063 $4,331,065 $1,222,998 $–

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$75,377,667 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 633 September 2024 $ 69,008,647 $ 611,465
CBOT 2-Yr. U.S. Treasury Note 1,536 September 2024 312,748,017 931,983
CBOT 5-Yr. U.S. Treasury Note 960 September 2024 101,612,515 702,490
CBOT U.S. Long Bond 195 September 2024 22,803,353 267,585
CME E-mini Russell 2000 Index 51 September 2024 5,182,626 83,124
CME E-mini S&P 500 Index 5,886 September 2024 1,619,537,844 5,439,606
CME E-mini S&P Mid-Cap 400 Index 7 September 2024 2,050,254 20,416
CME Ultra Long Term U.S. Treasury Bond 345 September 2024 42,767,338 476,255
Ultra 10-Yr. U.S. Treasury Note 280 September 2024 31,481,089 307,661
Total Futures Long Contracts $ 2,207,191,683 $ 8,840,585
CME E-mini Russell 2000 Index (2,822) September 2024 ( $ 290,161,240) ( $ 1,210,259)
CME E-mini S&P Mid-Cap 400 Index (2,029) September 2024 (598,281,392) (1,917,098)
CME Euro Foreign Exchange Currency (780) September 2024 (105,166,097) 334,097
Eurex Euro STOXX 50 Index (1,932) September 2024 (100,968,681) (1,222,998)
ICE mini MSCI EAFE Index (623) September 2024 (72,415,087) (575,593)
ICE US mini MSCI Emerging Markets Index (1,465) September 2024 (79,082,535) (628,115)
Total Futures Short Contracts ( $ 1,246,075,032) ($5,219,966)
Total Futures Contracts $ 961,116,651 $3,620,619

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 334,097
Total Foreign Exchange Contracts 334,097
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,543,146
Total Equity Contracts 5,543,146
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,297,439
Total Interest Rate Contracts 3,297,439
Total Asset Derivatives $9,174,682
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,554,063
Total Equity Contracts 5,554,063
Total Liability Derivatives $5,554,063
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 147,216,794
Total Equity Contracts
147,216,794
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 1,068,207
Total Foreign Exchange Contracts 1,068,207
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,960,326)
Total Interest Rate Contracts
(1,960,326)
Total $146,324,675

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,676,288
Total Foreign Exchange Contracts 2,676,288
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,390,551
Total Equity Contracts 2,390,551
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (15,453,656)
Total Interest Rate Contracts (15,453,656)
Total ($10,386,817)
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,557,147,267
Futures - Short (1,100,106,466)
Interest Rate Contracts
Futures - Long 557,730,815
Foreign Exchange Contracts
Futures - Short (100,597,116)

Moderate Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $169,432 $4,816 $15,648 $158,593 19,849 1.7%
Core Emerging Markets Equity 52,869 – – 57,598 6,063 0.6
Core Low Volatility Equity 66,110 – 61,000 5,681 509 0.1
Core Mid Cap Value 125,468 – 9,001 119,475 10,991 1.3
Core Small Cap Value 143,063 – 8,999 143,608 13,497 1.5
Global Stock 521,008 26,000 47,000 522,951 36,498 5.5
High Yield 113,378 3,539 4,081 111,857 27,080 1.2
Income 360,810 7,553 22,385 338,521 39,018 3.6
International Allocation 293,868 9,509 – 308,360 31,967 3.3
International Index 66,934 1,857 – 70,507 5,170 0.8
Large Cap Value 1,011,649 47,037 – 1,084,334 48,129 11.6
Limited Maturity Bond 199,145 3,649 11,365 192,185 19,913 2.1
Mid Cap Stock 485,985 8,257 – 507,572 25,124 5.4
Small Cap Stock 169,216 1,143 – 177,207 9,584 1.9
Total U.S. Affiliated Registered Investment
Companies 3,778,935 3,798,449 40.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 1,056,948 1,043,704 961,388 1,139,264 113,926 12.2
Total Affiliated Short-Term Investments 1,056,948 1,139,264 12.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,701 123,854 130,386 10,169 10,169 0.1
Total Collateral Held for Securities Loaned 16,701 10,169 0.1
Total Value $4,852,584 $4,947,882
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($3,976) $3,969 $ – $4,816
Core Emerging Markets Equity – 4,729 – –
Core Low Volatility Equity 1,821 (1,250) – –
Core Mid Cap Value Fund 748 2,260 – –
Core Small Cap Value Fund 146 9,398 – –
Global Stock 325 22,618 15,432 10,567
High Yield (666) (313) – 3,540
Income (3,159) (4,298) – 7,552
International Allocation – 4,983 – 9,509
International Index – 1,716 – 1,857
Large Cap Value – 25,648 29,650 17,386
Limited Maturity Bond (264) 1,020 – 3,642
Mid Cap Stock – 13,330 5,500 2,757
Small Cap Stock – 6,848 – 1,144
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 29,118
Total Income/Non Cash Income from Affiliated
Investments $91,889
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total Value ($5,025) $90,658 $ 50,582

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 47.8% ) Value
U.S. Affiliated  (47.3%)
6,812,925 Thrivent Core Emerging Markets
Debt Fund $ 54,435,267
13,433,477 Thrivent Core Emerging Markets
Equity Fund 127,618,031
4,962,819 Thrivent Core International Equity
Fund 52,804,396
478,067 Thrivent Core Low Volatility Equity
Fund 5,340,006
8,935,208 Thrivent Core Mid Cap Value Fund 97,125,710
9,113,366 Thrivent Core Small Cap Value
Fund 96,966,218
40,535,013 Thrivent Global Stock Portfolio 580,793,778
9,162,082 Thrivent High Yield Portfolio 37,844,896
12,974,459 Thrivent Income Portfolio 112,566,404
53,541,740 Thrivent International Allocation
Portfolio 516,468,983
3,676,499 Thrivent International Index
Portfolio 50,138,256
34,592,185 Thrivent Large Cap Value Portfolio 779,358,475
6,841,577 Thrivent Limited Maturity Bond
Portfolio 66,028,056
25,500,032 Thrivent Mid Cap Stock Portfolio 515,172,037
9,842,126 Thrivent Small Cap Stock Portfolio 181,982,875
Total 3,274,643,388
U.S. Unaffiliated  (0.5%)
10,861 Invesco QQQ Trust Series 1 5,203,613
58,478 iShares Broad USD High Yield
Corporate Bond ETF 2,121,582
47,195 SPDR S&P 500 ETF Trust 25,684,463
36,501 SPDR S&P Biotech ETF 3,384,008
3,140 SPDR S&P Oil & Gas Exploration
ETF 456,776
Total 36,850,442
Total Registered Investment
Companies (cost $2,664,372,115) 3,311,493,830
Shares Common Stock ( 29.2% ) Value
Communications Services (2.4%)
64,884 Alphabet, Inc., Class A 11,818,621
367,332 Alphabet, Inc., Class C 67,376,035
60,877 Altice USA, Inc.
a
124,189
25,155 AMC Networks, Inc.
a,b
242,997
11,661 Bandwidth, Inc.
a
196,838
214,673 Cargurus, Inc.
a
5,624,433
23,004 Cogent Communications Holdings 1,298,346
40,320 Comcast Corporation 1,578,931
82,570 E.W. Scripps Company
a
259,270
4,966 EchoStar Corporation
a
88,444
6,096 Electronic Arts, Inc. 849,356
20,533 Emerald Holding, Inc.
a
116,833
8,067 Entravision Communications
Corporation 16,376
43,906 iHeartMedia, Inc.
a
47,858
12,251 Imax Corporation
a
205,449
66,468 Integral Ad Science Holding
Corporation
a
646,069
15,667 Iridium Communications, Inc. 417,056
7,737 Liberty Global, Ltd., Class A
a
134,856
23,588 Liberty Latin America, Ltd., Class
A
a
226,681
Shares Common Stock (29.2%) Value
Communications Services (2.4%) - continued
4,249 Liberty Media Corporation-Liberty
Live Group
a
$ 162,609
28,445 Magnite, Inc.
a
378,034
107,653 Meta Platforms, Inc. 54,280,796
6,714 Netflix, Inc.
a
4,531,144
5,657 New York Times Company 289,695
1,065 Omnicom Group, Inc. 95,530
24,747 Paramount Global
b
257,121
60,048 Pinterest, Inc.
a
2,646,315
183,703 QuinStreet, Inc.
a
3,047,633
11,081 Roku, Inc.
a
664,084
7,858 Sinclair, Inc. 104,747
6,968 TechTarget, Inc.
a
217,193
16,073 Telephone and Data Systems, Inc. 333,193
28,062 Trade Desk, Inc.
a
2,740,816
59,248 Verizon Communications, Inc. 2,443,387
25,307 Warner Brothers Discovery, Inc.
a
188,284
5,129 Windstream Services, LLC
a
64,625
Total 163,713,844
Consumer Discretionary (3.4%)
424 Adient plc
a
10,477
388,074 Amazon.com, Inc.
a
74,995,300
32,992 American Axle & Manufacturing
Holdings, Inc.
a
230,614
42,150 American Eagle Outfitters, Inc. 841,314
10,534 Aptiv plc
a
741,804
18,201 Autoliv, Inc. 1,947,325
2,224 Beazer Homes USA, Inc.
a
61,116
88,590 Best Buy Company, Inc. 7,467,251
97 Booking Holdings, Inc. 384,265
33,339 Boot Barn Holdings, Inc.
a
4,298,397
11,918 Brunswick Corporation 867,273
4,767 Carvana Company
a
613,608
594 Cavco Industries, Inc.
a
205,625
3,559 Chewy, Inc.
a,b
96,947
29,200 Chipotle Mexican Grill, Inc.
a
1,829,380
35,519 Columbia Sportswear Company 2,808,843
57,743 Cooper-Standard Holdings, Inc.
a
718,323
2,701 Coursera, Inc.
a
19,339
904 Crocs, Inc.
a
131,930
1,842 D.R. Horton, Inc. 259,593
43,113 Dana, Inc. 522,530
727 Darden Restaurants, Inc. 110,010
1,894 Deckers Outdoor Corporation
a
1,833,297
1,765 DoorDash, Inc.
a
191,997
178 Dorman Products, Inc.
a
16,283
29,042 DraftKings, Inc.
a
1,108,533
167,565 eBay, Inc. 9,001,592
1,818 El Pollo Loco Holdings, Inc.
a
20,562
5,581 Etsy, Inc.
a
329,167
29,954 Everi Holdings, Inc.
a
251,614
67,266 Expedia Group, Inc.
a
8,474,843
536 Fox Factory Holding Corporation
a
25,830
1,115 Frontdoor, Inc.
a
37,676
41,069 Gap, Inc. 981,138
804 Garmin, Ltd. 130,988
55,230 Gentex Corporation 1,861,803
4,314 Genuine Parts Company 596,712
16,072 Goodyear Tire & Rubber
Company
a
182,417
21,707 Grand Canyon Education, Inc.
a
3,037,026
7,974 H&R Block, Inc. 432,430
63,063 Hanesbrands, Inc.
a
310,901
2,968 Harley-Davidson, Inc. 99,547

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Consumer Discretionary (3.4%) - continued
9,031 Hasbro, Inc. $ 528,314
38,541 Hilton Worldwide Holdings, Inc. 8,409,646
46,409 Home Depot, Inc. 15,975,834
252 KB Home 17,685
15,086 Kohl's Corporation 346,827
61,273 Laureate Education, Inc. 915,419
5,004 Lear Corporation 571,507
8,115 Leggett & Platt, Inc. 92,998
1,875 Lennar Corporation 281,006
1,996 Light & Wonder, Inc.
a
209,340
33,487 LKQ Corporation 1,392,724
2,474 Lowe's Companies, Inc. 545,418
5,699 Lululemon Athletica, Inc.
a
1,702,291
1,059 M/I Homes, Inc.
a
129,346
23,158 McDonald's Corporation 5,901,585
15,003 Meritage Homes Corporation 2,428,236
4,765 Mobileye Global, Inc.
a
133,825
33,588 Modine Manufacturing Company
a
3,365,182
9,130 Mohawk Industries, Inc.
a
1,037,077
14,299 Nordstrom, Inc. 303,425
298 NVR, Inc.
a
2,261,391
5,165 O'Reilly Automotive, Inc.
a
5,454,550
18,704 Patrick Industries, Inc. 2,030,319
5,727 Pool Corporation 1,760,079
139,459 Qurate Retail, Inc.
a
87,859
1,346 Ralph Lauren Corporation 235,631
21,612 Ross Stores, Inc. 3,140,656
44,946 Savers Value Village, Inc.
a
550,139
3,934 Service Corporation International/
US 279,825
85,865 SharkNinja, Inc. 6,452,755
70,696 Skyline Champion Corporation
a
4,789,654
3,753 Sony Group Corporation ADR 318,817
1,904 Starbucks Corporation 148,226
6,914 Steven Madden, Ltd. 292,462
18,146 Stitch Fix, Inc.
a
75,306
168,049 Stoneridge, Inc.
a
2,682,062
3,619 Strategic Education, Inc. 400,479
94,733 Tesla, Inc.
a
18,745,766
29,299 Texas Roadhouse, Inc. 5,030,931
148,297 ThredUp, Inc.
a
252,105
1,021 TopBuild Corporation
a
393,361
26,706 Travel + Leisure Company 1,201,236
16 Ulta Beauty, Inc.
a
6,174
11,021 Upbound Group, Inc. 338,345
15,660 Urban Outfitters, Inc.
a
642,843
41,564 VF Corporation 561,114
210 Visteon Corporation
a
22,407
65 Wingstop, Inc. 27,473
35,581 Wyndham Hotels & Resorts, Inc. 2,632,994
10,688 Yum China Holding, Inc. 329,618
Total 233,517,882
Consumer Staples (0.9%)
61,313 Altria Group, Inc. 2,792,807
10,329 BellRing Brands, Inc.
a
590,199
19,102 BJ's Wholesale Club Holdings,
Inc.
a
1,677,920
188 Casey's General Stores, Inc. 71,733
66,819 Celsius Holdings, Inc.
a
3,814,697
64,147 Coca-Cola Company 4,082,957
2,753 Costco Wholesale Corporation 2,340,023
32,372 Coty, Inc.
a
324,367
24,197 e.l.f. Beauty, Inc.
a
5,098,792
6,198 Flowers Foods, Inc. 137,596
Shares Common Stock (29.2%) Value
Consumer Staples (0.9%) - continued
40,901 J & J Snack Foods Corporation $ 6,641,095
15,246 John B. Sanfilippo & Son, Inc. 1,481,454
19,994 Kenvue, Inc. 363,491
35,718 Keurig Dr Pepper, Inc. 1,192,981
6,785 Kroger Company 338,775
5,005 Lamb Weston Holdings, Inc. 420,820
29,151 Lancaster Colony Corporation 5,508,665
676 McCormick & Company, Inc. 47,955
1,808 PepsiCo, Inc. 298,193
8,845 Philip Morris International, Inc. 896,264
38,080 Pilgrim's Pride Corporation
a
1,465,699
1,228 PriceSmart, Inc. 99,714
10,983 Procter & Gamble Company 1,811,316
15,133 Sysco Corporation 1,080,345
31,281 Turning Point Brands, Inc. 1,003,807
21,161 Tyson Foods, Inc. 1,209,140
8,200 US Foods Holding Corporation
a
434,436
233,448 Walmart, Inc. 15,806,764
Total 61,032,005
Energy (0.7%)
80,500 Archrock, Inc. 1,627,710
28,891 Baker Hughes Company 1,016,096
5,258 California Resources Corporation 279,831
13,786 Chesapeake Energy Corporation 1,133,071
4,371 Chevron Corporation 683,712
6,491 ConocoPhillips 742,441
21,551 Delek US Holdings, Inc. 533,603
13,704 Devon Energy Corporation 649,570
20,967 Enterprise Products Partners, LP 607,624
41,333 EOG Resources, Inc. 5,202,585
21,978 Expro Group Holdings NV
a
503,736
37,108 Exxon Mobil Corporation 4,271,873
7,198 Gulfport Energy Corporation
a
1,086,898
252,453 Halliburton Company 8,527,862
15,902 Hess Midstream, LP 579,469
2,040 International Seaways, Inc. 120,625
8,469 Kodiak Gas Services, Inc. 230,865
2,238 Marathon Petroleum Corporation 388,248
66,163 Matador Resources Company 3,943,315
14,680 Murphy Oil Corporation 605,403
10,780 Noble Corporation plc
b
481,327
98,441 NOV, Inc. 1,871,363
12,630 Ovintiv, Inc. 591,968
17,773 Par Pacific Holdings, Inc.
a
448,768
9,081 Phillips 66 1,281,965
35,990 ProPetro Holding Corporation
a
312,033
23,264 Schlumberger NV 1,097,596
4,144 Shell plc ADR 299,114
26,991 SM Energy Company 1,166,821
245,708 TechnipFMC plc 6,425,264
15,194 Viper Energy, Inc. 570,231
71,861 Williams Companies, Inc. 3,054,092
Total 50,335,079
Financials (3.6%)
1,426 1st Source Corporation 76,462
6,539 Allstate Corporation 1,044,017
55,422 Ally Financial, Inc. 2,198,591
7,949 Amalgamated Financial
Corporation 217,803
30,873 American Express Company 7,148,643
8,687 American International Group, Inc. 644,923
17,211 Ameriprise Financial, Inc. 7,352,367

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Financials (3.6%) - continued
1,817 Ameris Bancorp $ 91,486
26,857 Annaly Capital Management, Inc. 511,894
97 Apollo Global Management, Inc. 11,453
1,839 Arch Capital Group, Ltd.
a
185,537
7,982 Arthur J. Gallagher & Company 2,069,812
13,500 Artisan Partners Asset
Management, Inc. 557,145
4,636 Associated Banc-Corp 98,051
6,153 Assurant, Inc. 1,022,936
4,972 Assured Guaranty, Ltd. 383,590
1,720 Atlantic Union Bankshares
Corporation 56,502
1,902 Axis Capital Holdings, Ltd. 134,376
7,658 Axos Financial, Inc.
a
437,655
4,027 Bancorp, Inc.
a
152,059
73,875 Bank of America Corporation 2,938,009
313 Bank of Hawaii Corporation 17,907
8,762 Bank of Marin Bancorp 141,857
26,789 Bank of N.T. Butterfield & Son, Ltd. 940,830
27,234 Bank of New York Mellon
Corporation 1,631,044
28,859 Bank OZK 1,183,219
5,314 BankFinancial Corporation 54,681
814 BankUnited, Inc. 23,826
2,505 Banner Corporation 124,348
2,423 Bar Harbor Bankshares 65,130
1,709 BayCom Corporation 34,778
9,992 BCB Bancorp, Inc. 106,215
13,493 Berkshire Hathaway, Inc.
a
5,488,952
14,518 Berkshire Hills Bancorp, Inc. 331,010
2,099 BlackRock, Inc. 1,652,585
4,270 Block, Inc.
a
275,372
76,326 Blue Owl Capital, Inc. 1,354,786
507 BOK Financial Corporation 46,461
62,665 Bridgewater Bancshares, Inc.
a
727,541
8,208 Brighthouse Financial, Inc.
a
355,735
10,991 BrightSpire Capital, Inc. 62,649
50,161 Brookline Bancorp, Inc. 418,844
25,078 Brown & Brown, Inc. 2,242,224
10,434 Business First Bancshares, Inc. 227,044
10,063 Byline Bancorp, Inc. 238,896
8,684 Cadence Bank 245,583
1,179 Camden National Corporation 38,907
619 Capital City Bank Group, Inc. 17,604
2,775 Capital One Financial Corporation 384,199
24,261 Capitol Federal Financial, Inc. 133,193
39,440 Carlyle Group, Inc. 1,583,516
9,212 Cathay General Bancorp 347,477
12,909 Cboe Global Markets, Inc. 2,195,304
27,455 Central Pacific Financial
Corporation 582,046
9,991 Charles Schwab Corporation 736,237
17,671 Chubb, Ltd. 4,507,519
5,794 Cincinnati Financial Corporation 684,271
10,799 Citigroup, Inc. 685,304
2,340 Citizens Financial Group, Inc. 84,310
8,349 CNB Financial Corporation 170,403
14,034 CNO Financial Group, Inc. 389,022
1,176 Coinbase Global, Inc.
a
261,342
57,728 Columbia Banking System, Inc. 1,148,210
14,294 Comerica, Inc. 729,566
6,919 Commerce Bancshares, Inc. 385,942
598 Community Financial System, Inc. 28,232
12,715 Community Trust Bancorp, Inc. 555,137
915 Community West Bancshares 16,927
Shares Common Stock (29.2%) Value
Financials (3.6%) - continued
15,845 ConnectOne Bancorp, Inc. $ 299,312
3,262 Cullen/Frost Bankers, Inc. 331,517
9,051 Customers Bancorp, Inc.
a
434,267
1,083 CVB Financial Corporation 18,671
13,704 Dime Community Bancshares, Inc. 279,562
5,697 Discover Financial Services 745,225
16,453 Eagle Bancorp, Inc. 310,962
9,692 East West Bancorp, Inc. 709,745
14,808 Ellington Credit Company 102,916
2,346 Employers Holdings, Inc. 100,010
7,729 Enova International, Inc.
a
481,130
754 Enterprise Bancorp, Inc./MA 18,759
15,403 Enterprise Financial Services
Corporation 630,137
4,167 Equity Bancshares, Inc. 146,678
96,923 F.N.B. Corporation 1,325,907
14,370 FactSet Research Systems, Inc. 5,866,840
46,679 Federated Hermes, Inc. 1,534,805
5,315 Fidelity National Information
Services, Inc. 400,538
4,194 Fifth Third Bancorp 153,039
12,615 Financial Institutions, Inc. 243,722
3,925 First Bancorp/Puerto Rico 71,788
22,440 First Bancshares, Inc. 582,991
185 First Citizens BancShares, Inc./NC 311,468
14,748 First Commonwealth Financial
Corporation 203,670
2,890 First Financial Bancorp 64,216
3,404 First Financial Bankshares, Inc. 100,520
5,576 First Financial Corporation 205,643
25,210 First Foundation, Inc. 165,125
2,039 First Hawaiian, Inc. 42,330
33,171 First Horizon Corporation 523,107
4,644 First Internet Bancorp 125,481
13,958 First Interstate BancSystem, Inc. 387,614
4,550 First Merchants Corporation 151,469
7,233 First Mid-Illinois Bancshares, Inc. 237,821
16,655 First of Long Island Corporation 166,883
12,947 Fiserv, Inc.
a
1,929,621
14,942 Flushing Financial Corporation 196,487
3,855 Fulton Financial Corporation 65,458
74,265 Glacier Bancorp, Inc. 2,771,570
3,554 Global Payments, Inc. 343,672
6,516 Great Southern Bancorp, Inc. 362,355
7,547 Green Dot Corporation
a
71,319
39,684 Hamilton Lane, Inc. 4,904,149
3,035 Hancock Whitney Corporation 145,164
43,840 Hanmi Financial Corporation 733,005
3,633 Hanover Insurance Group, Inc. 455,723
7,192 Hartford Financial Services Group,
Inc. 723,084
10,624 Heartland Financial USA, Inc. 472,237
25,608 Heritage Commerce Corporation 222,790
20,849 Heritage Financial Corporation 375,907
8,193 Home BancShares, Inc. 196,304
12,618 Hometrust Bancshares, Inc. 378,919
54,206 Hope Bancorp, Inc. 582,172
1,201 Horace Mann Educators
Corporation 39,177
18,797 Horizon Bancorp, Inc. 232,519
61,647 Houlihan Lokey, Inc. 8,313,714
8,029 Huntington Bancshares, Inc./OH 105,822
7,242 Independent Bank Corporation/MA 367,314
12,266 Independent Bank Corporation/MI 331,182
116,111 Intercontinental Exchange, Inc. 15,894,435

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Financials (3.6%) - continued
102,867 Invesco, Ltd. $ 1,538,890
59,264 J.P. Morgan Chase & Company 11,986,737
11,524 Jack Henry & Associates, Inc. 1,913,214
40,208 Janus Henderson Group plc 1,355,412
10,276 Jefferies Financial Group, Inc. 511,334
36,395 Kearny Financial Corporation/MD 223,829
224,390 KeyCorp 3,188,582
16,441 Kinsale Capital Group, Inc. 6,334,388
6,119 KKR & Company, Inc. 643,964
6,187 Lazard, Inc. 236,220
2,717 LendingTree, Inc.
a
113,000
9,659 LPL Financial Holdings, Inc. 2,697,759
1,005 M&T Bank Corporation 152,117
24,946 Marsh & McLennan Companies,
Inc. 5,256,621
11,733 Mastercard, Inc. 5,176,130
7,496 Mercantile Bank Corporation 304,113
6,509 MetLife, Inc. 456,867
3,958 Metropolitan Bank Holding
Corporation
a
166,592
37,072 MFA Financial, Inc. 394,446
133,356 MGIC Investment Corporation 2,873,822
1,996 Mid Penn Bancorp, Inc. 43,812
12,784 Midland States Bancorp, Inc. 289,558
21,627 MidWestOne Financial Group, Inc. 486,391
3,755 Moody's Corporation 1,580,592
17,187 Mr. Cooper Group, Inc.
a
1,396,100
7,439 MSCI, Inc. 3,583,738
826 MVB Financial Corporation 15,397
124,338 Nasdaq, Inc. 7,492,608
4,403 NCR Atleos Corporation
a
118,969
200 Nelnet, Inc. 20,172
5,531 New York Community Bancorp,
Inc. 17,810
59,500 NMI Holdings, Inc.
a
2,025,380
23,834 Northern Trust Corporation 2,001,579
14,342 Northfield Bancorp, Inc. 135,962
36,316 NU Holdings, Ltd./Cayman
Islands
a
468,113
51,436 OceanFirst Financial Corporation 817,318
12,422 OFG Bancorp 465,204
15,596 Old National Bancorp 268,095
11,133 Old Republic International
Corporation 344,010
17,331 Old Second Bancorp, Inc. 256,672
31,829 OneMain Holdings, Inc. 1,543,388
3,583 Orrstown Financial Services, Inc. 98,031
128,734 PayPal Holdings, Inc.
a
7,470,434
3,322 PCB Bancorp 54,082
2,658 PennyMac Financial Services, Inc. 251,447
8,352 Peoples Bancorp, Inc./OH 250,560
4,044 Pinnacle Financial Partners, Inc. 323,682
86 Piper Sandler Companies 19,795
950 PNC Financial Services Group,
Inc. 147,706
3,704 Popular, Inc. 327,545
14,529 Premier Financial Corporation 297,263
8,051 Principal Financial Group, Inc. 631,601
15,904 Progressive Corporation 3,303,420
22,092 Prosperity Bancshares, Inc. 1,350,705
22,543 Provident Financial Services, Inc. 323,492
3,189 Prudential Financial, Inc. 373,719
27,348 Radian Group, Inc. 850,523
62,174 Raymond James Financial, Inc. 7,685,328
5,006 Regions Financial Corporation 100,320
Shares Common Stock (29.2%) Value
Financials (3.6%) - continued
1,526 Reinsurance Group of America,
Inc. $ 313,242
71,700 Rithm Capital Corporation 782,247
33,246 RLI Corporation 4,677,380
11,223 Sandy Spring Bancorp, Inc. 273,392
35,443 SEI Investments Company 2,292,808
1,412 ServisFirst Bancshares, Inc. 89,224
9,280 Shore Bancshares, Inc. 106,256
5,259 Skyward Specialty Insurance
Group, Inc.
a
190,271
876 Southern First Bancshares, Inc.
a
25,614
672 Southern Missouri Bancorp, Inc. 30,247
3,293 Southside Bancshares, Inc. 90,920
3,918 SouthState Corporation 299,414
1,079 Stellar Bancorp, Inc. 24,774
16,205 StepStone Group, Inc. 743,647
1,832 Stifel Financial Corporation 154,163
7,462 Synovus Financial Corporation 299,898
1,006 Texas Capital Bancshares, Inc.
a
61,507
52,021 TPG, Inc. 2,156,270
29,888 Tradeweb Markets, Inc. 3,168,128
65,699 Triumph Financial, Inc.
a
5,370,893
7,626 TrustCo Bank Corporation NY 219,400
18,992 Two Harbors Investment
Corporation 250,884
3,053 U.S. Bancorp 121,204
5,741 UMB Financial Corporation 478,914
5,701 United Bankshares, Inc. 184,940
2,348 United Community Banks, Inc. 59,780
10,226 Univest Financial Corporation 233,460
3,153 Unum Group 161,150
140,746 Valley National Bancorp 982,407
13,164 Veritex Holdings, Inc. 277,629
48,353 Virtu Financial, Inc. 1,085,525
8,004 Visa, Inc. 2,100,810
6,158 Voya Financial, Inc. 438,142
11,833 WaFd, Inc. 338,187
2,033 Walker & Dunlop, Inc. 199,641
23,803 Webster Financial Corporation 1,037,573
45,340 Wells Fargo & Company 2,692,743
5,542 Westamerica Bancorporation 268,953
42,536 Western Alliance Bancorp 2,672,111
62,400 Western Union Company 762,528
1,767 Willis Towers Watson plc 463,201
3,244 Wintrust Financial Corporation 319,729
852 WSFS Financial Corporation 40,044
10,961 Zions Bancorp NA 475,379
Total 248,446,650
Health Care (3.6%)
51,418 Abbott Laboratories 5,342,844
5,631 AbbVie, Inc. 965,829
15,424 ACADIA Pharmaceuticals, Inc.
a
250,640
7,352 ACELYRIN, Inc.
a
32,422
51,146 Agilent Technologies, Inc. 6,630,056
4,850 Agios Pharmaceuticals, Inc.
a
209,132
6,952 Align Technology, Inc.
a
1,678,421
33,924 Amgen, Inc. 10,599,554
1,275 AMN Healthcare Services, Inc.
a
65,318
18,683 Amneal Pharmaceuticals, Inc.
a
118,637
4,509 Anika Therapeutics, Inc.
a
114,213
9,262 Arcellx, Inc.
a
511,170
5,578 Argenx SE ADR
a
2,398,763
1,199 Arvinas, Inc.
a
31,917
11,871 Ascendis Pharma AS ADR
a
1,618,967

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Health Care (3.6%) - continued
7,868 AstraZeneca plc ADR $ 613,625
83,839 Avantor, Inc.
a
1,777,387
1,925 Biogen, Inc.
a
446,253
50,895 Bio-Techne Corporation 3,646,627
22,550 Boston Scientific Corporation
a
1,736,575
12,676 Bruker Corporation 808,856
16,026 CareDx, Inc.
a
248,884
21,064 Caribou Biosciences, Inc.
a
34,545
4,593 Castle Biosciences, Inc.
a
99,990
7,521 Cencora, Inc. 1,694,481
5,020 Centene Corporation
a
332,826
5,959 Charles River Laboratories
International, Inc.
a
1,231,010
8,853 Chemed Corporation 4,803,461
1,511 Cigna Group 499,491
4,179 Cooper Companies, Inc. 364,827
2,688 CRISPR Therapeutics AG
a,b
145,179
50,068 Danaher Corporation 12,509,490
10,353 Definitive Healthcare Corporation
a
56,527
25,717 Denali Therapeutics, Inc.
a
597,149
54,935 Dentsply Sirona, Inc. 1,368,431
24,060 Dexcom, Inc.
a
2,727,923
16,889 Editas Medicine, Inc.
a
78,872
13,672 Edwards Lifesciences Corporation
a
1,262,883
102,161 Elanco Animal Health, Inc.
a
1,474,183
1,726 Elevance Health, Inc. 935,250
25,410 Eli Lilly & Company 23,005,706
1,637 Enanta Pharmaceuticals, Inc.
a
21,232
34,427 Encompass Health Corporation 2,953,492
83,067 Enovis Corporation
a
3,754,628
20,034 Erasca, Inc.
a
47,280
1,607 Exelixis, Inc.
a
36,109
19,800 Fate Therapeutics, Inc.
a
64,944
108,609 Gilead Sciences, Inc. 7,451,663
60,382 Globus Medical, Inc.
a
4,135,563
26,974 GoodRx Holdings, Inc.
a
210,397
341 GRAIL, Inc.
a
5,241
8,912 Guardant Health, Inc.
a
257,379
38,814 Haemonetics Corporation
a
3,211,082
46,411 Halozyme Therapeutics, Inc.
a
2,430,080
29,824 HealthEquity, Inc.
a
2,570,829
340 Humana, Inc. 127,041
7,775 ICON plc
a
2,437,229
4,959 IDEXX Laboratories, Inc.
a
2,416,025
2,051 Illumina, Inc.
a
214,083
31,376 Immunocore Holdings plc ADR
a
1,063,333
12,301 Inspire Medical Systems, Inc.
a
1,646,243
5,972 Intellia Therapeutics, Inc.
a
133,653
27,086 Intuitive Surgical, Inc.
a
12,049,207
1,266 IQVIA Holding, Inc.
a
267,683
41,366 Johnson & Johnson 6,046,055
2,060 Kymera Therapeutics, Inc.
a
61,491
36,863 Labcorp Holdings, Inc. 7,501,989
12,698 Legend Biotech Corporation ADR
a
562,394
229 Ligand Pharmaceuticals, Inc.
a
19,296
3,315 LivaNova plc
a
181,728
8,296 Masimo Corporation
a
1,044,798
106 Medpace Holdings, Inc.
a
43,656
120,535 Medtronic plc 9,487,310
44,503 Merck & Company, Inc. 5,509,471
18,993 Molina Healthcare, Inc.
a
5,646,619
7,469 Myriad Genetics, Inc.
a
182,692
22,409 Natera, Inc.
a
2,426,671
4,385 Neurocrine Biosciences, Inc.
a
603,683
54,886 Novo Nordisk AS ADR 7,834,428
Shares Common Stock (29.2%) Value
Health Care (3.6%) - continued
7,185 Novocure, Ltd.
a
$ 123,079
22,061 Nuvation Bio, Inc.
a
64,418
169,134 Option Care Health, Inc.
a
4,685,012
160,710 Paragon 28, Inc.
a
1,099,256
3,487 Prestige Consumer Healthcare,
Inc.
a
240,080
12,225 Prime Medicine, Inc.
a,b
62,837
23,594 Progyny, Inc.
a
675,024
9,359 Prothena Corporation plc
a
193,170
2,678 QIAGEN NV 110,039
10,630 RAPT Therapeutics, Inc.
a
32,422
12,224 Recursion Pharmaceuticals, Inc.
a,b
91,680
23,628 Relay Therapeutics, Inc.
a
154,055
40,603 Repligen Corporation
a
5,118,414
14,809 Rocket Pharmaceuticals, Inc.
a
318,838
33,380 Royalty Pharma plc 880,231
7,039 Sage Therapeutics, Inc.
a
76,444
5,851 Sagimet Biosciences, Inc.
a,b
20,010
8,732 Sarepta Therapeutics, Inc.
a
1,379,656
164,761 scPharmaceuticals, Inc.
a
716,710
87,971 Stevanato Group SPA 1,613,388
10,530 Stryker Corporation 3,582,833
3,086 Teleflex, Inc. 649,078
1,730 Tenet Healthcare Corporation
a
230,142
16,069 Thermo Fisher Scientific, Inc. 8,886,157
4,790 UnitedHealth Group, Inc. 2,439,355
15,573 Veeva Systems, Inc.
a
2,850,015
65,155 Vericel Corporation
a
2,989,311
11,283 Vertex Pharmaceuticals, Inc.
a
5,288,568
78,250 Viemed Healthcare, Inc.
a
512,538
1,217 West Pharmaceutical Services,
Inc. 400,868
8,499 Xenon Pharmaceuticals, Inc.
a
331,376
5,441 Zentalis Pharmaceuticals, Inc.
a
22,254
5,079 Zimmer Biomet Holdings, Inc. 551,224
69,074 Zoetis, Inc. 11,974,669
Total 246,088,162
Industrials (3.5%)
12,054 A.O. Smith Corporation 985,776
22,650 AAR Corporation
a
1,646,655
9,701 ABM Industries, Inc. 490,580
1,088 Acuity Brands, Inc. 262,687
20,564 Advanced Drainage Systems, Inc. 3,298,260
49,648 AECOM 4,375,975
43,890 Air Lease Corporation 2,086,092
17,546 Alight, Inc.
a
129,489
6,831 Allison Transmission Holdings, Inc. 518,473
33,720 AMETEK, Inc. 5,621,461
747 Applied Industrial Technologies,
Inc. 144,918
4,937 Arcosa, Inc. 411,795
18,172 Armstrong World Industries, Inc. 2,057,797
35,728 Atmus Filtration Technologies, Inc.
a
1,028,252
18,267 Automatic Data Processing, Inc. 4,360,150
272 Axon Enterprise, Inc.
a
80,033
44,507 AZEK Company, Inc.
a
1,875,080
6,901 AZZ, Inc. 533,102
158,904 Badger Infrastructure Solutions,
Ltd. 4,784,369
25,577 Beacon Roofing Supply, Inc.
a
2,314,718
17,744 Brady Corporation 1,171,459
38,286 BWX Technologies, Inc. 3,637,170
5,813 Carlisle Companies, Inc. 2,355,486
29,457 Casella Waste Systems, Inc.
a
2,922,724

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Industrials (3.5%) - continued
24,085 Caterpillar, Inc. $ 8,022,714
42,303 CECO Environmental Corporation
a
1,220,442
7,526 Clean Harbors, Inc.
a
1,702,005
35,573 CNH Industrial NV 360,354
3,993 CSW Industrials, Inc. 1,059,383
202,666 CSX Corporation 6,779,178
2,967 Cummins, Inc. 821,651
1,272 Curtiss-Wright Corporation 344,687
10,317 Delta Air Lines, Inc. 489,438
8,601 DNOW, Inc.
a
118,092
17,119 Donaldson Company, Inc. 1,225,036
45 Dover Corporation 8,120
9,291 EMCOR Group, Inc. 3,391,958
359 ESCO Technologies, Inc. 37,709
226,493 ExlService Holdings, Inc.
a
7,102,820
777 Expeditors International of
Washington, Inc. 96,962
225,175 Fastenal Company 14,149,997
28,477 Ferguson plc 5,514,571
102,986 Flowserve Corporation 4,953,627
79,444 Fluor Corporation
a
3,459,786
13,687 Gates Industrial Corporation plc
a
216,391
2,005 General Dynamics Corporation 581,731
3,320 Gibraltar Industries, Inc.
a
227,586
13,722 Graco, Inc. 1,087,880
2,494 Griffon Corporation 159,267
72,819 Helios Technologies, Inc. 3,477,107
2,739 Herc Holdings, Inc. 365,081
2,848 Honeywell International, Inc. 608,162
137,061 Howmet Aerospace, Inc. 10,640,045
2,148 Huntington Ingalls Industries, Inc. 529,117
12,388 IDEX Corporation 2,492,466
48,877 Ingersoll Rand, Inc. 4,439,987
6,808 Interface, Inc. 99,941
7,885 ITT Corporation 1,018,584
2,443 Jacobs Solutions, Inc. 341,312
323,056 Janus International Group, Inc.
a
4,080,197
2,335 JB Hunt Transport Services, Inc. 373,600
479 Johnson Controls International plc 31,839
9,094 Kirby Corporation
a
1,088,825
29,201 Knight-Swift Transportation
Holdings, Inc. 1,457,714
37,154 Korn Ferry 2,494,520
13,589 Kratos Defense & Security
Solutions, Inc.
a
271,916
2,319 L3Harris Technologies, Inc. 520,801
14,152 Leidos Holdings, Inc. 2,064,494
461 Lincoln Electric Holdings, Inc. 86,963
17,338 Lyft, Inc.
a
244,466
8,529 Masco Corporation 568,628
140,594 Masterbrand, Inc.
a
2,063,920
3,539 Matson, Inc. 463,503
17,791 Maximus, Inc. 1,524,689
18,906 Miller Industries, Inc. 1,040,208
7,094 Moog, Inc. 1,186,826
17,033 Mueller Water Products, Inc. 305,231
17,239 Northrop Grumman Corporation 7,515,342
42,860 nVent Electric plc 3,283,505
11,639 Old Dominion Freight Line, Inc. 2,055,447
16,487 Oshkosh Corporation 1,783,893
2,555 Otis Worldwide Corporation 245,944
30,200 Owens Corning, Inc. 5,246,344
10,455 PACCAR, Inc. 1,076,238
5,174 Parker-Hannifin Corporation 2,617,061
41,750 Pentair plc 3,200,973
Shares Common Stock (29.2%) Value
Industrials (3.5%) - continued
513 Quanta Services, Inc. $ 130,348
16,639 Regal Rexnord Corporation 2,249,926
1,322 Republic Services, Inc. 256,917
6,988 Resideo Technologies, Inc.
a
136,685
906 REV Group, Inc. 22,550
22,884 Robert Half, Inc. 1,464,118
6,439 Rockwell Automation, Inc. 1,772,528
5,010 Rush Enterprises, Inc. 209,769
8,946 Saia, Inc.
a
4,242,998
90,872 Schneider National, Inc. 2,195,468
21,955 Sensata Technologies Holding plc 820,897
18,291 Simpson Manufacturing Company,
Inc. 3,082,582
16,679 SiteOne Landscape Supply, Inc.
a
2,024,997
12,687 SkyWest, Inc.
a
1,041,222
2,973 SS&C Technologies Holdings, Inc. 186,318
1,068 Standex International Corporation 172,108
15,591 Tennant Company 1,534,778
8,465 Terex Corporation 464,221
1,050 Thermon Group Holdings, Inc.
a
32,298
34,752 Timken Company 2,784,678
20,406 Trane Technologies plc 6,712,146
804 TransDigm Group, Inc. 1,027,198
28,649 TransUnion 2,124,610
180,430 Uber Technologies, Inc.
a
13,113,652
207 UniFirst Corporation/MA 35,507
2,455 Union Pacific Corporation 555,468
60,326 United Parcel Service, Inc. 8,255,613
746 United Rentals, Inc. 482,461
12,948 Upwork, Inc.
a
139,191
13,461 Verra Mobility Corporation
a
366,139
1,181 Vertiv Holdings Company 102,239
710 Viad Corporation
a
24,140
1,314 Wabtec Corporation 207,678
4,623 Watsco, Inc. 2,141,559
Total 241,241,782
Information Technology (9.1%)
7,454 Adobe, Inc.
a
4,140,995
110,668 Advanced Micro Devices, Inc.
a
17,951,456
26,895 Agilysys, Inc.
a
2,800,845
6,167 Ambarella, Inc.
a
332,710
111,042 Amphenol Corporation 7,480,900
417,279 Apple, Inc. 87,887,303
63,738 Applied Materials, Inc. 15,041,531
24,979 AppLovin Corporation
a
2,078,752
11,102 Arista Networks, Inc.
a
3,891,029
37,160 ASGN, Inc.
a
3,276,397
14,759 Autodesk, Inc.
a
3,652,115
8,584 Broadcom, Inc. 13,781,870
10,831 CCC Intelligent Solutions Holdings,
Inc.
a
120,332
43,340 CDW Corporation 9,701,226
17,591 Ciena Corporation
a
847,534
91,260 Cisco Systems, Inc. 4,335,763
12,733 Clearwater Analytics Holdings,
Inc.
a
235,815
7,320 Coherent Corporation
a
530,407
29,206 Cohu, Inc.
a
966,719
7,169 CommScope Holding Company,
Inc.
a
8,818
5,123 CommVault Systems, Inc.
a
622,803
1,759 Consensus Cloud Solutions, Inc.
a
30,220
2,366 Crane NXT Company 145,320

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Information Technology (9.1%) - continued
16,287 Credo Technology Group Holding,
Ltd.
a
$ 520,207
14,936 CyberArk Software, Ltd.
a
4,083,801
3,737 Datadog, Inc.
a
484,652
36,895 Descartes Systems Group, Inc.
a
3,572,912
2,399 DocuSign, Inc.
a
128,346
838 Dolby Laboratories, Inc. 66,395
30,188 Dynatrace Holdings, LLC
a
1,350,611
1,713 Elastic NV
a
195,128
6,934 Enphase Energy, Inc.
a
691,389
6,987 F5, Inc.
a
1,203,371
24,068 Fabrinet
a
5,891,606
79,854 Flex, Ltd.
a
2,354,894
6,796 FormFactor, Inc.
a
411,362
118,549 Fortinet, Inc.
a
7,144,948
4,601 Gartner, Inc.
a
2,066,125
28,536 Gilat Satellite Networks, Ltd.
a
127,556
35,018 Gitlab, Inc.
a
1,741,095
11,820 Globant SA
a
2,107,033
25,421 GoDaddy, Inc.
a
3,551,568
68,398 Guidewire Software, Inc.
a
9,431,400
3,631 Hewlett Packard Enterprise
Company 76,868
4,368 HubSpot, Inc.
a
2,576,203
3,462 Insight Enterprises, Inc.
a
686,722
56,165 International Business Machines
Corporation 9,713,737
3,023 IPG Photonics Corporation
a
255,111
4,869 Itron, Inc.
a
481,836
147,731 JFrog, Ltd.
a
5,547,299
4,311 Keysight Technologies, Inc.
a
589,529
4,477 KLA Corporation 3,691,331
9,303 Kyndryl Holdings, Inc.
a
244,762
4,157 Lam Research Corporation 4,426,581
84,899 Lattice Semiconductor
Corporation
a
4,923,293
16,863 Littelfuse, Inc. 4,310,014
38,201 Marvell Technology, Inc. 2,670,250
242 Microchip Technology, Inc. 22,143
269,553 Microsoft Corporation 120,476,713
5,957 MKS Instruments, Inc. 777,865
9,366 MongoDB, Inc.
a
2,341,125
4,449 Monolithic Power Systems, Inc. 3,655,654
2,685 Motorola Solutions, Inc. 1,036,544
12,928 NetApp, Inc. 1,665,126
17,257 Nova, Ltd.
a
4,047,284
927,886 NVIDIA Corporation 114,631,036
2,703 Okta, Inc.
a
253,028
1,028 ON Semiconductor Corporation
a
70,469
23,239 Onto Innovation, Inc.
a
5,102,355
580 OSI Systems, Inc.
a
79,762
6,954 Palo Alto Networks, Inc.
a
2,357,476
53,657 PDF Solutions, Inc.
a
1,952,042
15,332 Plexus Corporation
a
1,581,956
1,396 Procore Technologies, Inc.
a
92,569
16,086 PTC, Inc.
a
2,922,344
13,189 Q2 Holdings, Inc.
a
795,692
355 Qorvo, Inc.
a
41,194
100,990 QUALCOMM, Inc. 20,115,188
68,372 Salesforce, Inc. 17,578,441
15,678 Samsung Electronics Company,
Ltd. 922,710
27,955 ServiceNow, Inc.
a
21,991,360
17,767 Silicon Laboratories, Inc.
a
1,965,563
20,479 SolarWinds Corporation 246,772
Shares Common Stock (29.2%) Value
Information Technology (9.1%) - continued
4,435 Synopsys, Inc.
a
$ 2,639,091
4,196 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 729,307
6,238 TD SYNNEX Corporation 719,865
3,889 TE Connectivity, Ltd. 585,022
549 Teledyne Technologies, Inc.
a
213,001
4,878 Tenable Holdings, Inc.
a
212,583
67,348 Trimble, Inc.
a
3,766,100
255,350 TTM Technologies, Inc.
a
4,961,451
19,174 Tyler Technologies, Inc.
a
9,640,304
21,624 Unisys Corporation
a
89,307
6,247 Unity Software, Inc.
a
101,576
2,938 Universal Display Corporation 617,715
106,583 Varonis Systems, Inc.
a
5,112,787
10,511 VeriSign, Inc.
a
1,868,856
5,509 Viavi Solutions, Inc.
a
37,847
29,744 Vontier Corporation 1,136,221
42,499 Workiva, Inc.
a
3,102,002
5,125 Xerox Holdings Corporation 59,553
3,639 Zeta Global Holdings Corporation
a
64,228
Total 629,558,022
Materials (0.7%)
785 Albemarle Corporation 74,983
23,819 Alcoa Corporation 947,520
2,164 AptarGroup, Inc. 304,713
397 Avery Dennison Corporation 86,804
14,020 Avient Corporation 611,973
38,711 Axalta Coating Systems, Ltd.
a
1,322,755
1,774 Ball Corporation 106,475
2,322 Berry Plastics Group, Inc. 136,650
901 Celanese Corporation 121,536
6,106 CF Industries Holdings, Inc. 452,577
38,620 Chemours Company 871,653
4,917 Corteva, Inc. 265,223
6,495 Eagle Materials, Inc. 1,412,403
23,941 Eastman Chemical Company 2,345,500
12,630 Ecolab, Inc. 3,005,940
12,653 Greif, Inc. 727,168
5,165 Huntsman Corporation 117,607
36,822 Ingevity Corporation
a
1,609,490
7,209 Innospec, Inc. 890,960
85,845 Ivanhoe Mines, Ltd.
a
1,107,536
7,356 Kaiser Aluminum Corporation 646,592
7,886 Knife River Corporation
a
553,124
3,170 Koppers Holdings, Inc. 117,258
18,343 Linde plc 8,049,092
15,702 Louisiana-Pacific Corporation 1,292,746
554 LyondellBasell Industries NV 52,996
4,467 Martin Marietta Materials, Inc. 2,420,221
3,596 Minerals Technologies, Inc. 299,043
29,987 Mosaic Company 866,624
50,161 Nucor Corporation 7,929,451
14,347 O-I Glass, Inc.
a
159,682
8,020 Orion SA 175,959
41 Packaging Corporation of America 7,485
1,498 PPG Industries, Inc. 188,583
518 Quaker Chemical Corporation 87,905
8,211 Radius Recycling, Inc. 125,382
183,003 Ranpak Holdings Corporation
a
1,176,709
14,664 RPM International, Inc. 1,579,019
6,412 Sealed Air Corporation 223,073
3,074 Steel Dynamics, Inc. 398,083
54,439 Summit Materials, Inc.
a
1,993,012

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.2%) Value
Materials (0.7%) - continued
10,017 SunCoke Energy, Inc. $ 98,167
32,126 Trinseo plc 74,211
150,645 Tronox Holdings plc 2,363,620
3,718 United States Lime & Minerals, Inc. 1,354,021
20,195 United States Steel Corporation 763,371
2,987 Vulcan Materials Company 742,807
13,680 West Fraser Timber Company, Ltd. 1,051,582
Total 51,309,284
Real Estate (0.9%)
21,545 Acadia Realty Trust 386,086
83,498 Agree Realty Corporation 5,171,866
1,001 Alexandria Real Estate Equities,
Inc. 117,087
14,888 American Healthcare REIT, Inc. 217,514
16,530 AvalonBay Communities, Inc. 3,419,892
8,211 Brixmor Property Group, Inc. 189,592
23,017 CBRE Group, Inc.
a
2,051,045
91,304 Compass, Inc.
a
328,694
27,488 CoStar Group, Inc.
a
2,037,960
4,710 Crown Castle, Inc. 460,167
210,434 Cushman and Wakefield plc
a
2,188,514
5,137 DiamondRock Hospitality
Company 43,408
15,234 DigitalBridge Group, Inc. 208,706
50,846 Douglas Elliman, Inc.
a,b
58,981
21,232 EastGroup Properties, Inc. 3,611,563
36,542 EPR Properties 1,534,033
9,242 Equinix, Inc. 6,992,497
116,818 Equity Commonwealth
a
2,266,269
260,201 Essential Properties Realty Trust,
Inc. 7,210,170
1,328 Essex Property Trust, Inc. 361,482
453 Extra Space Storage, Inc. 70,401
12,941 First Industrial Realty Trust, Inc. 614,827
43,888 Four Corners Property Trust, Inc. 1,082,717
23,826 Getty Realty Corporation 635,201
23,016 Healthcare Realty Trust, Inc. 379,304
19,313 Healthpeak Properties, Inc. 378,535
5,198 Howard Hughes Holdings, Inc.
a
336,934
10,385 Independence Realty Trust, Inc. 194,615
18,579 Industrial Logistics Properties Trust 68,371
13,123 Invitation Homes, Inc. 470,984
93,733 LXP Industrial Trust 854,845
22,238 Medical Properties Trust, Inc. 95,846
100,564 National Storage Affiliates Trust 4,145,248
47,277 NetSTREIT Corporation 761,160
2,404 NNN REIT, Inc. 102,410
31,514 Pebblebrook Hotel Trust 433,317
75,693 Phillips Edison and Company, Inc. 2,475,918
7,623 Plymouth Industrial REIT, Inc. 162,980
4,031 RE/MAX Holdings, Inc. 32,651
19,099 Retail Opportunity Investments
Corporation 237,400
2,925 RMR Group, Inc. 66,105
8,114 SBA Communications Corporation 1,592,778
85,009 STAG Industrial, Inc. 3,065,424
3,052 Sun Communities, Inc. 367,278
34,080 Tanger, Inc. 923,909
86,827 Terreno Realty Corporation 5,138,422
44,455 UDR, Inc. 1,829,323
13,191 Zillow Group, Inc., Class A
a
594,123
Total 65,966,552
Shares Common Stock (29.2%) Value
Utilities (0.4%)
2,325 Alliant Energy Corporation $ 118,342
14,763 American Water Works Company,
Inc. 1,906,789
4,025 CenterPoint Energy, Inc. 124,695
41,842 Clearway Energy, Inc., Class A 948,140
37,894 Clearway Energy, Inc., Class C 935,603
3,267 Constellation Energy Corporation 654,282
5,538 Duke Energy Corporation 555,074
4,727 Entergy Corporation 505,789
134,326 Evergy, Inc. 7,115,248
9,719 Eversource Energy 551,164
4,429 NiSource, Inc. 127,599
8,055 Northwestern Energy Group, Inc. 403,394
39,297 PNM Resources, Inc. 1,452,417
74,723 Portland General Electric
Company 3,231,023
6,847 Public Service Enterprise Group,
Inc. 504,624
11,075 Spire, Inc. 672,585
125,813 UGI Corporation 2,881,118
10,236 Vistra Energy Corporation 880,091
110,509 Xcel Energy, Inc. 5,902,286
Total 29,470,263
Total Common Stock
(cost $1,351,354,491) 2,020,679,525
Principal
Amount Long-Term Fixed Income ( 9.4% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 953,141
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
918,597
720 East CLO, Ltd.
850,000
8.575%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
856,949
275,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
277,274
Access Group, Inc.
45,223
5.950%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
44,922
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
439,077
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
616,812
Ares XL CLO, Ltd.
1,000,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
1,000,115
Avis Budget Rental Car Funding
AESOP, LLC
225,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
223,958
CarVal CLO I, Ltd.
650,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,e
652,155

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Asset-Backed Securities (0.2%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
$ 538,356
Commonbond Student Loan Trust
48,381
5.960%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
47,540
Dryden 36 Senior Loan Fund
850,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
850,850
Foundation Finance Trust
324,782
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
295,284
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,047,353
Goodgreen
601,683
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
543,295
Home Partners of America Trust
1,201,265
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,103,786
975,153
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
815,828
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
759,220
Laurel Road Prime Student Loan
Trust
208,872
5.930%,  11/25/2043, Ser.
2018-D, Class A
c,e
194,973
National Collegiate Trust
216,270
5.755%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
210,788
Pretium Mortgage Credit Partners,
LLC
277,180
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
276,097
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
d
349,848
Saxon Asset Securities Trust
430,017
3.242%,  8/25/2035, Ser.
2004-2, Class MF2
e
359,962
Sunnova Hestia II Issuer, LLC
600,000
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f,g
601,500
Unlock HEA Trust
595,452
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
586,455
VCAT Asset Securitization, LLC
514,247
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
522,752
Vericrest Opportunity Loan
Transferee
296,112
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
291,733
457,469
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
419,618
Principal
Amount Long-Term Fixed Income (9.4%) Value
Asset-Backed Securities (0.2%) - continued
$ 224,143
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
$ 222,051
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
327,620
Wind River CLO, Ltd.
625,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
625,253
Total 16,020,021
Basic Materials (0.1%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
47,000 8.625%,  6/15/2029
c
48,234
ATI, Inc.
120,000 7.250%,  8/15/2030 123,871
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
c
155,767
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
c
162,477
Chemours Company
247,000 5.750%,  11/15/2028
c
228,042
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 188,668
90,000 4.625%,  3/1/2029
c
85,168
Consolidated Energy Finance SA
338,000 5.625%,  10/15/2028
c
287,375
First Quantum Minerals, Ltd.
71,000 6.875%,  10/15/2027
c
69,364
FMC Corporation
227,000 5.150%,  5/18/2026 225,416
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
c
146,521
323,000 4.000%,  3/27/2027
c
311,359
219,000 6.125%,  10/6/2028
c
224,177
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,049
Hudbay Minerals, Inc.
202,000 4.500%,  4/1/2026
c
197,600
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
67,000 9.000%,  7/1/2028
c
67,531
INEOS Finance plc
171,000 7.500%,  4/15/2029
c
172,763
International Flavors & Fragrances,
Inc.
269,000 1.230%,  10/1/2025
c
254,421
Mercer International, Inc.
68,000 5.125%,  2/1/2029
b
59,847
Methanex Corporation
88,000 4.250%,  12/1/2024 87,229
85,000 5.125%,  10/15/2027 81,989
57,000 5.250%,  12/15/2029 54,995
Mineral Resources, Ltd.
36,000 9.250%,  10/1/2028
c
37,783
Mosaic Company
198,000 5.375%,  11/15/2028 198,708

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Basic Materials (0.1%) - continued
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
$ 79,000 5.350%,  3/15/2034
c
$ 78,876
Novelis Corporation
85,000 3.250%,  11/15/2026
c
79,985
100,000 4.750%,  1/30/2030
c
92,770
85,000 3.875%,  8/15/2031
c
73,592
OCI NV
115,000 4.625%,  10/15/2025
c
112,998
Olin Corporation
88,000 5.125%,  9/15/2027 85,360
SCIL IV, LLC/SCIL USA Holdings,
LLC
118,000 5.375%,  11/1/2026
c
114,099
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054
c
221,750
SNF Group SACA
166,000 3.375%,  3/15/2030
c
143,160
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
c
163,074
Taseko Mines, Ltd.
117,000 8.250%,  5/1/2030
c
119,693
Tronox, Inc.
58,000 4.625%,  3/15/2029
c
52,356
United States Steel Corporation
190,000 6.875%,  3/1/2029 190,918
Total 5,087,985
Capital Goods (0.2%)
AAR Escrow Issuer, LLC
76,000 6.750%,  3/15/2029
c
77,473
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
c
157,568
AECOM
116,000 5.125%,  3/15/2027 113,990
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
142,599
BAE Systems plc
200,000 5.500%,  3/26/2054
c
195,549
200,000 5.250%,  3/26/2031
c
199,465
Boeing Company
505,000 5.930%,  5/1/2060 451,496
234,000 5.040%,  5/1/2027 228,844
134,000 6.259%,  5/1/2027
c
134,906
155,000 6.388%,  5/1/2031
c
157,799
538,000 5.705%,  5/1/2040 496,017
Bombardier, Inc.
28,000 7.875%,  4/15/2027
c
28,071
145,000 6.000%,  2/15/2028
c
143,332
59,000 7.250%,  7/1/2031
c
60,576
163,000 7.000%,  6/1/2032
c
165,264
Brand Industrial Services, Inc.
132,000 10.375%,  8/1/2030
c
142,652
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
132,435
Camelot Return Merger Sub, Inc.
56,000 8.750%,  8/1/2028
c
54,902
Canpack SA/Canpack US, LLC
236,000 3.875%,  11/15/2029
c
211,564
Principal
Amount Long-Term Fixed Income (9.4%) Value
Capital Goods (0.2%) - continued
Carrier Global Corporation
$ 244,000 2.700%,  2/15/2031 $ 209,758
Caterpillar Financial Services
Corporation
238,000 5.000%,  5/14/2027 238,147
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
c
184,972
Clean Harbors, Inc.
115,000 6.375%,  2/1/2031
c
115,300
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
c
23,588
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 158,082
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
c
181,404
EquipmentShare.com, Inc.
59,000 8.625%,  5/15/2032
c
61,178
ESAB Corporation
47,000 6.250%,  4/15/2029
c
47,282
Gates Corporation
35,000 6.875%,  7/1/2029
c
35,610
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
c
130,117
248,000 3.500%,  9/1/2028
c
228,624
H&E Equipment Services, Inc.
313,000 3.875%,  12/15/2028
c
282,410
Herc Holdings, Inc.
98,000 5.500%,  7/15/2027
c
96,466
94,000 6.625%,  6/15/2029
c
95,318
Howmet Aerospace, Inc.
338,000 5.950%,  2/1/2037 347,839
Ingersoll Rand, Inc.
232,000 5.176%,  6/15/2029 231,991
55,000 5.700%,  8/14/2033 56,227
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 182,473
120,000 6.150%,  9/1/2036 130,232
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
35,000 6.750%,  4/1/2032
c
35,249
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
b,c
88,598
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
92,473
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
c
175,983
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
c
198,266
Nordson Corporation
218,000 5.600%,  9/15/2028 220,609
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 366,187
OI European Group BV
184,000 4.750%,  2/15/2030
c
168,222
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
95,804
47,000 7.375%,  6/1/2032
c
47,055

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Capital Goods (0.2%) - continued
Pactiv Evergreen Group
$ 130,000 4.375%,  10/15/2028
c
$ 121,306
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 281,689
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
c
77,582
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
c
125,152
RTX Corporation
68,000 6.400%,  3/15/2054 74,142
179,000 4.125%,  11/16/2028 172,305
375,000 4.450%,  11/16/2038 331,124
Sealed Air Corporation/Sealed Air
Corporation (US)
149,000 6.125%,  2/1/2028
c
148,641
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
c
175,053
Spirit AeroSystems, Inc.
174,000 9.750%,  11/15/2030
c
191,942
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
c
100,627
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
48,676
Textron, Inc.
320,000 3.375%,  3/1/2028 299,847
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 140,523
TransDigm, Inc.
308,000 5.500%,  11/15/2027 302,437
200,000 7.125%,  12/1/2031
c
206,075
163,000 6.625%,  3/1/2032
c
164,640
Trivium Packaging Finance
87,000 5.500%,  8/15/2026
c
85,241
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 169,610
185,000 4.000%,  7/15/2030 167,299
Veralto Corporation
215,000 5.350%,  9/18/2028
c
215,899
WESCO Distribution, Inc.
112,000 7.250%,  6/15/2028
c
114,009
58,000 6.375%,  3/15/2029
c
58,210
41,000 6.625%,  3/15/2032
c
41,432
Total 11,633,427
Collateralized Mortgage Obligations (0.4%)
A&D Mortgage Trust
586,626
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,d
587,420
Banc of America Alternative Loan
Trust
11,166
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,505
BINOM Securitization Trust
440,381
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
381,250
CHNGE Mortgage Trust
655,710
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
654,257
Principal
Amount Long-Term Fixed Income (9.4%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
$ 807,747
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
$ 797,372
Citicorp Mortgage Securities, Inc.
514,276
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 448,684
Citigroup Mortgage Loan Trust,
Inc.
1,839
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
e
1,799
COLT Mortgage Loan Trust
850,979
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
729,322
Countrywide Alternative Loan Trust
291,994
4.003%,  10/25/2035, Ser.
2005-43, Class 4A1
e
233,522
570,956
7.000%,  10/25/2037, Ser.
2007-24, Class A10 197,951
Countrywide Home Loans, Inc.
149,613
5.750%,  4/25/2037, Ser.
2007-3, Class A27 67,877
Credit Suisse Mortgage Trust
377,998
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
374,841
414,409
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
349,793
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,449
6.000%,  7/25/2024, Ser.
2006-AR5, Class 23A 33,522
Federal Home Loan Mortgage
Corporation - REMIC
971,615
4.000%,  1/25/2051, Ser.
5249, Class LA 927,987
260,580
3.000%,  2/15/2033, Ser.
4170, Class IG
h
19,503
571,623
3.000%,  3/15/2033, Ser.
4180, Class PI
h
52,369
1,082,044
4.500%,  10/15/2033, Ser.
2695, Class BH 1,061,377
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 779,662
Federal National Mortgage
Association - REMIC
1,199,142
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,172,962
1,163,254
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 918,198
476,613
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
14,259
1,893,418
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,870,143
1,091,005
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,064,935
Flagstar Mortgage Trust
513,614
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
446,363
GCAT Trust
703,166
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
618,832
GS Mortgage-Backed Securities
Trust
940,976
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
777,850

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
HTAP
$ 600,000
7.000%,  4/25/2037, Ser.
2024-1, Class A
c,e
$ 586,749
J.P. Morgan Mortgage Trust
1,024,985
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
813,910
694,482
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
566,740
LHOME Mortgage Trust
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
557,138
400,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c
400,283
Mello Mortgage Capital
Acceptance
1,022,780
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
812,031
Merrill Lynch Alternative Note
Asset Trust
145,934
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 52,027
New Residential Mortgage Loan
Trust
1,996,100
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
1,585,043
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
458,627
Palisades Mortgage Loan Trust
954,208
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
954,208
Preston Ridge Partners Mortgage
Trust, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,d
453,143
Residential Accredit Loans, Inc.
Trust
199,926
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 169,162
Residential Funding Mortgage
Security I Trust
55,155
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 41,615
ROC Securities Trust Series
782,818
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
780,304
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
805,983
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e,g
700,000
Sequoia Mortgage Trust
152,192
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
e
101,253
TRK Trust
706,709
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
604,855
Vericrest Opportunity Loan
Transferee
316,560
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
313,779
Principal
Amount Long-Term Fixed Income (9.4%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Verus Securitization Trust
$ 401,895
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
$ 346,064
Total 25,694,469
Commercial Mortgage-Backed Securities (0.2%)
BANK 2022-BNK39
16,405,940
0.530%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,h
423,237
BBCMS Mortgage Trust
1,000,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3
i
1,027,956
6,973,472
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
e,h
513,719
6,811,046
1.939%,  10/15/2053, Ser.
2020-C8, Class XA
e,h
540,819
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,500,000
5.180%,  3/25/2029, Ser.
K520, Class A2
e
2,531,643
1,550,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,f
1,367,552
750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,f
684,678
600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
f
548,961
500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,f
462,942
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,f
2,607,337
Morgan Stanley Capital I Trust
7,086,385
1.954%,  7/15/2053, Ser.
2020-HR8, Class XA
e,h
596,371
Total 11,305,215
Communications Services (0.2%)
AMC Networks, Inc.
29,000 10.250%,  1/15/2029
c
28,571
American Tower Corporation
100,000 3.375%,  10/15/2026 95,504
215,000 5.800%,  11/15/2028 219,170
291,000 2.900%,  1/15/2030 256,533
136,000 5.650%,  3/15/2033 136,862
AT&T, Inc.
337,000 3.650%,  6/1/2051 238,034
451,000 3.500%,  9/15/2053 306,156
213,000 2.300%,  6/1/2027 197,036
227,000 5.400%,  2/15/2034 227,002
459,000 4.900%,  8/15/2037 429,642
Bell Telephone Company of
Canada
292,000 5.550%,  2/15/2054 283,005
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
131,435
220,000 5.125%,  5/1/2027
c
211,232
116,000 5.000%,  2/1/2028
c
108,447
128,000 5.375%,  6/1/2029
c
116,450
18,000 6.375%,  9/1/2029
c
17,110

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Communications Services (0.2%) - continued
$ 103,000 4.250%,  2/1/2031
c
$ 84,093
445,000 4.750%,  2/1/2032
c
364,442
155,000 4.250%,  1/15/2034
c
117,654
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
149,000 6.150%,  11/10/2026 150,440
335,000 4.200%,  3/15/2028 316,587
244,000 6.100%,  6/1/2029 244,798
650,000 3.500%,  6/1/2041 436,551
Cimpress plc
120,000 7.000%,  6/15/2026 119,904
Clear Channel Outdoor Holdings,
Inc.
28,000 7.875%,  4/1/2030
c
28,183
Clear Channel Worldwide
Holdings, Inc.
241,000 5.125%,  8/15/2027
c
230,151
Comcast Corporation
337,000 5.350%,  5/15/2053 323,050
158,000 5.100%,  6/1/2029
b
158,921
285,000 4.400%,  8/15/2035 263,890
380,000 4.750%,  3/1/2044 341,828
Connect Finco SARL/Connect US
Finco, LLC
92,000 6.750%,  10/1/2026
c
88,794
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 652,803
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
391,000 5.875%,  8/15/2027
c
367,769
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
c
208,930
82,000 8.750%,  5/15/2030
c
84,496
57,000 8.625%,  3/15/2031
c
58,717
GCI, LLC
170,000 4.750%,  10/15/2028
c
155,172
Gray Television, Inc.
99,000 7.000%,  5/15/2027
b,c
91,150
163,000 10.500%,  7/15/2029
c
163,877
Iliad Holding SASU
152,000 8.500%,  4/15/2031
c
153,906
Intelsat Jackson Holdings SA
149,000 6.500%,  3/15/2030
c
138,625
Lamar Media Corporation
97,000 3.625%,  1/15/2031 85,313
LCPR Senior Secured Financing
DAC
238,000 6.750%,  10/15/2027
c
222,895
Level 3 Financing, Inc.
56,484 10.500%,  4/15/2029
c
56,343
56,484 11.000%,  11/15/2029
b,c
57,800
85,000 10.500%,  5/15/2030
c
84,185
McGraw-Hill Education, Inc.
146,000 5.750%,  8/1/2028
c
140,787
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 171,472
88,000 3.850%,  8/15/2032 81,810
Principal
Amount Long-Term Fixed Income (9.4%) Value
Communications Services (0.2%) - continued
Netflix, Inc.
$ 93,000 5.875%,  11/15/2028 $ 95,820
254,000 5.375%,  11/15/2029
c
256,480
230,000 4.875%,  6/15/2030
c
226,383
News Corporation
171,000 3.875%,  5/15/2029
c
157,405
Nexstar Media, Inc.
70,000 5.625%,  7/15/2027
c
66,501
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 190,461
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
72,000 4.625%,  3/15/2030
c
64,832
Paramount Global
49,000 6.375%,  3/30/2062
e
43,275
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
c
132,496
Rogers Communications, Inc.
268,000 5.000%,  2/15/2029 264,697
352,000 5.300%,  2/15/2034 345,402
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
c
39,003
Sinclair Television Group, Inc.
52,000 4.125%,  12/1/2030
b,c
34,840
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
c
272,808
115,000 4.000%,  7/15/2028
c
103,886
Sprint Capital Corporation
566,000 8.750%,  3/15/2032 680,792
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 149,624
TEGNA, Inc.
58,000 4.750%,  3/15/2026
c
56,696
186,000 4.625%,  3/15/2028 167,596
Telecom Italia Capital SA
9,000 6.000%,  9/30/2034
b
8,119
137,000 6.000%,  9/30/2034
c
129,655
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 379,198
324,000 4.850%,  1/15/2029 319,976
315,000 4.375%,  4/15/2040 272,966
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
177,000 4.750%,  4/15/2028
c
144,723
Univision Communications, Inc.
23,000 8.000%,  8/15/2028
c
22,430
194,000 4.500%,  5/1/2029
c
163,051
86,000 7.375%,  6/30/2030
c
79,995
Urban One, Inc.
35,000 7.375%,  2/1/2028
c
26,901
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 201,563
725,000 2.650%,  11/20/2040 499,362
492,000 3.400%,  3/22/2041 376,228
Viasat, Inc.
94,000 6.500%,  7/15/2028
b,c
71,160
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
c
60,192
Virgin Media Secured Finance plc
149,000 5.500%,  5/15/2029
c
136,208

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Communications Services (0.2%) - continued
Vodafone Group plc
$ 43,000 5.125%,  6/4/2081
e
$ 31,625
235,000 5.750%,  6/28/2054 227,584
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
207,199
Warnermedia Holdings, Inc.
269,000 4.054%,  3/15/2029 248,420
338,000 5.050%,  3/15/2042 274,932
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
63,000 7.750%,  8/15/2028
c
59,349
Ziggo Bond Company BV
69,000 5.125%,  2/28/2030
b,c
58,627
Ziggo BV
62,000 4.875%,  1/15/2030
c
55,119
Total 16,651,104
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
250,000 4.375%,  1/15/2028
c
235,793
Adient Global Holdings, Ltd.
93,000 8.250%,  4/15/2031
b,c
97,057
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
3,000 6.625%,  7/15/2026
c
2,991
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
c
223,461
Allison Transmission, Inc.
97,000 3.750%,  1/30/2031
c
85,043
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 252,556
American Axle & Manufacturing,
Inc.
144,000 6.875%,  7/1/2028 143,719
162,000 5.000%,  10/1/2029
b
148,566
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
31,000 7.000%,  4/15/2030
c
25,348
Arko Corporation
109,000 5.125%,  11/15/2029
b,c
94,888
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
89,695
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
126,134
13,000 4.625%,  4/1/2030
c
11,619
Aston Martin Capital Holdings, Ltd.
73,000 10.000%,  3/31/2029
c
71,928
Beazer Homes USA, Inc.
97,000 7.500%,  3/15/2031
c
96,798
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
c
140,477
Boyne USA, Inc.
93,000 4.750%,  5/15/2029
c
86,778
Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Cyclical (0.3%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 160,000 6.250%,  9/15/2027
c
$ 157,470
Caesars Entertainment, Inc.
50,000 8.125%,  7/1/2027
c
51,017
380,000 4.625%,  10/15/2029
c
348,373
70,000 6.500%,  2/15/2032
c
70,343
Carnival Corporation
80,000 7.625%,  3/1/2026
c
80,791
297,000 5.750%,  3/1/2027
c
293,413
136,000 4.000%,  8/1/2028
c
127,720
115,000 6.000%,  5/1/2029
c
113,599
Cedar Fair, LP
140,000 5.250%,  7/15/2029 134,115
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
28,000 5.375%,  4/15/2027 27,750
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
133,720
71,000 6.750%,  5/1/2031
c
71,384
Cinemark USA, Inc.
172,000 5.875%,  3/15/2026
c
170,127
Clarios Global, LP/Clarios US
Finance Company, Inc.
110,000 8.500%,  5/15/2027
c
110,621
178,000 6.750%,  5/15/2028
c
180,145
Crocs, Inc.
57,000 4.250%,  3/15/2029
c
51,954
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
c
27,794
D.R. Horton, Inc.
72,000 2.600%,  10/15/2025 69,373
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
c
360,456
Dana, Inc.
56,000 5.625%,  6/15/2028 54,330
85,000 4.500%,  2/15/2032 72,999
eG Global Finance plc
28,000 12.000%,  11/30/2028
c
29,811
Expedia Group, Inc.
484,000 3.250%,  2/15/2030 436,269
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 219,991
220,000 5.850%,  5/17/2027 219,973
328,000 2.900%,  2/10/2029 289,199
258,000 7.122%,  11/7/2033 272,622
Forestar Group, Inc.
59,000 3.850%,  5/15/2026
c
56,452
Gap, Inc.
41,000 3.625%,  10/1/2029
c
35,495
Garrett Motion Holdings, Inc./
Garrett LX I SARL
82,000 7.750%,  5/31/2032
c
83,101
General Motors Company
325,000 6.125%,  10/1/2025 326,691

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Cyclical (0.3%) - continued
General Motors Financial
Company, Inc.
$ 230,000 1.500%,  6/10/2026 $ 213,016
105,000 5.400%,  5/8/2027 104,942
350,000 5.800%,  1/7/2029 353,115
207,000 5.600%,  6/18/2031 205,451
GLP Capital, LP
467,000 5.750%,  6/1/2028 467,256
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
56,000 3.500%,  3/1/2029
c
50,571
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 54,131
110,000 5.000%,  7/15/2029 102,387
Hanesbrands, Inc.
66,000 4.875%,  5/15/2026
c
64,568
64,000 9.000%,  2/15/2031
c
67,055
Harley-Davidson Financial
Services, Inc.
216,000 5.950%,  6/11/2029
c
215,542
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 248,582
28,000 4.000%,  5/1/2031
c
25,063
165,000 3.625%,  2/15/2032
c
142,788
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
201,000 5.000%,  6/1/2029
c
187,422
Home Depot, Inc.
317,000 5.150%,  6/25/2026 317,266
275,000 5.400%,  9/15/2040 274,516
336,000 4.250%,  4/1/2046 282,587
315,000 3.900%,  6/15/2047 248,462
Hyundai Capital America
216,000 6.250%,  11/3/2025
c
217,621
475,000 1.800%,  1/10/2028
c
420,917
206,000 5.300%,  6/24/2029
c
204,888
International Game Technology plc
200,000 5.250%,  1/15/2029
c
193,520
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
c
89,963
Jaguar Land Rover Automotive plc
68,000 5.500%,  7/15/2029
c
65,174
KB Home
195,000 4.800%,  11/15/2029 183,856
L Brands, Inc.
260,000 6.625%,  10/1/2030
c
260,812
80,000 6.875%,  11/1/2035 80,682
Las Vegas Sands Corporation
154,000 5.900%,  6/1/2027 154,817
Light & Wonder International, Inc.
200,000 7.250%,  11/15/2029
c
204,261
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
c
60,375
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 216,892
455,000 2.625%,  4/1/2031 388,166
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
b,c
150,426
57,000 6.125%,  3/15/2032
c
54,433
Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Cyclical (0.3%) - continued
Marriott International, Inc./MD
$ 421,000 4.625%,  6/15/2030 $ 408,579
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
c
129,223
McDonald's Corporation
325,000 4.450%,  3/1/2047 272,630
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
c
140,283
155,000 7.625%,  4/17/2032
c
153,707
Michaels Companies, Inc.
83,000 5.250%,  5/1/2028
c
66,400
NCL Corporation, Ltd.
66,000 5.875%,  3/15/2026
c
65,249
156,000 5.875%,  2/15/2027
c
153,962
Nissan Motor Acceptance
Company, LLC
316,000 1.125%,  9/16/2024
c
312,616
Nordstrom, Inc.
57,000 4.375%,  4/1/2030 51,827
81,000 4.250%,  8/1/2031 72,024
PENN Entertainment, Inc.
140,000 4.125%,  7/1/2029
b,c
120,073
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
c
195,064
130,000 7.750%,  2/15/2029
c
126,603
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
183,000 5.750%,  4/15/2026
c
181,610
132,000 6.250%,  1/15/2028
c
130,076
QVC, Inc.
36,000 4.375%,  9/1/2028
b
26,327
Raising Cane's Restaurants, LLC
71,000 9.375%,  5/1/2029
c
76,683
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
90,781
100,000 9.750%,  4/15/2029
c
103,075
Royal Caribbean Cruises, Ltd.
298,000 4.250%,  7/1/2026
c
288,403
127,000 9.250%,  1/15/2029
c
135,581
51,000 7.250%,  1/15/2030
c
52,806
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
c
38,993
SeaWorld Parks and
Entertainment, Inc.
137,000 5.250%,  8/15/2029
c
129,448
Service Corporation International/
US
56,000 3.375%,  8/15/2030 48,737
Six Flags Entertainment
Corporation
29,000 7.250%,  5/15/2031
c
29,525
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
28,000 6.625%,  5/1/2032
c
28,455
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
c
55,173
Sonic Automotive, Inc.
71,000 4.875%,  11/15/2031
c
62,514

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Cyclical (0.3%) - continued
Staples, Inc.
$ 117,000 10.750%,  9/1/2029
c
$ 111,188
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
108,739
Target Corporation
337,000 2.950%,  1/15/2052 217,034
Tenneco, Inc.
186,000 8.000%,  11/17/2028
c
169,324
Toyota Motor Credit Corporation
312,000 5.200%,  5/15/2026 312,513
102,000 4.800%,  1/5/2034 99,122
Tripadvisor, Inc.
37,000 7.000%,  7/15/2025
c
37,104
VICI Properties, LP/VICI Note
Company, Inc.
340,000 4.625%,  6/15/2025
c
335,555
127,000 5.750%,  2/1/2027
c
127,003
158,000 4.125%,  8/15/2030
c
143,695
Victoria's Secret & Company
134,000 4.625%,  7/15/2029
c
111,410
Viking Cruises, Ltd.
289,000 5.875%,  9/15/2027
c
286,010
Volkswagen Group of America
Finance, LLC
325,000 5.300%,  3/22/2027
c
325,087
Wabash National Corporation
175,000 4.500%,  10/15/2028
c
157,469
Walgreens Boots Alliance, Inc.
99,000 3.200%,  4/15/2030
b
82,875
43,000 4.800%,  11/18/2044
b
33,766
Walmart, Inc.
263,000 4.500%,  9/9/2052 233,467
WASH Multifamily Acquisition, Inc.
88,000 5.750%,  4/15/2026
c
86,028
Wyndham Hotels & Resorts, Inc.
149,000 4.375%,  8/15/2028
c
138,904
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
137,000 7.125%,  2/15/2031
c
142,059
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
c
200,017
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
99,395
Total 20,485,663
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
57,000 9.000%,  1/30/2028
b,c
54,810
Abbott Laboratories
284,000 4.750%,  11/30/2036 275,711
AbbVie, Inc.
104,000 5.400%,  3/15/2054 102,837
239,000 5.350%,  3/15/2044 236,236
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
219,226
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
c
173,865
191,000 3.500%,  3/15/2029
c
171,813
Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Non-Cyclical (0.3%) - continued
Altria Group, Inc.
$ 216,000 6.875%,  11/1/2033 $ 233,406
Amgen, Inc.
315,000 4.200%,  2/22/2052 249,078
335,000 5.600%,  3/2/2043 330,151
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 413,765
Anheuser-Busch InBev Worldwide,
Inc.
527,000 4.375%,  4/15/2038 479,708
270,000 5.550%,  1/23/2049 272,019
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 240,272
AstraZeneca plc
580,000 3.000%,  5/28/2051 388,545
B&G Foods, Inc.
114,000 8.000%,  9/15/2028
c,i
115,850
BAT Capital Corporation
94,000 5.834%,  2/20/2031 95,325
215,000 7.079%,  8/2/2043 226,558
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
36,855
Bausch Health Companies, Inc.
91,000 5.500%,  11/1/2025
c
84,769
209,000 4.875%,  6/1/2028
c
156,407
Baxter International, Inc.
325,000 3.132%,  12/1/2051 203,642
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 118,799
375,000 3.700%,  6/6/2027 360,787
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
c
103,504
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 432,325
Campbell Soup Company
208,000 5.400%,  3/21/2034 206,634
Cargill, Inc.
329,000 3.125%,  5/25/2051
c
221,139
Catalent Pharma Solutions, Inc.
70,000 3.125%,  2/15/2029
c
66,996
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 196,070
Charles River Laboratories
International, Inc.
67,000 4.000%,  3/15/2031
c
59,757
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
18,502
Chobani, LLC/Chobani Finance
Corporation, Inc.
110,000 4.625%,  11/15/2028
c
103,885
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
c
121,988
42,000 8.000%,  12/15/2027
c
41,647
178,000 6.000%,  1/15/2029
c
157,086
102,000 5.250%,  5/15/2030
c
84,098
77,000 4.750%,  2/15/2031
c
60,540
82,000 10.875%,  1/15/2032
c
85,344

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Non-Cyclical (0.3%) - continued
Conagra Brands, Inc.
$ 380,000 1.375%,  11/1/2027 $ 334,735
Concentra Escrow Issuer
Corporation
18,000 6.875%,  7/15/2032
c,i
18,237
Constellation Brands, Inc.
266,000 3.600%,  2/15/2028 252,241
160,000 2.875%,  5/1/2030 141,205
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
214,000 4.750%,  1/15/2029
c
203,391
120,000 6.625%,  7/15/2030
c
121,776
CVS Health Corporation
465,000 4.875%,  7/20/2035 434,446
214,000 4.780%,  3/25/2038 191,063
703,000 6.000%,  6/1/2044 688,892
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
c
117,083
Eli Lilly & Company
168,000 4.950%,  2/27/2063 156,161
Embecta Corporation
56,000 6.750%,  2/15/2030
b,c
48,675
Encompass Health Corporation
240,000 4.500%,  2/1/2028 228,299
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
b,c
57,791
Energizer Holdings, Inc.
209,000 4.750%,  6/15/2028
c
195,653
Fortrea Holdings, Inc.
93,000 7.500%,  7/1/2030
b,c
92,404
General Mills, Inc.
90,000 4.950%,  3/29/2033 87,660
Grifols SA
70,000 4.750%,  10/15/2028
b,c
60,408
HCA, Inc.
401,000 3.500%,  9/1/2030 361,717
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
57,000 7.875%,  9/1/2025
b,c
55,981
HLF Financing SARL, LLC/
Herbalife International, Inc.
104,000 4.875%,  6/1/2029
c
72,053
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
509,382
Jazz Securities DAC
97,000 4.375%,  1/15/2029
c
90,051
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
227,000 5.500%,  1/15/2030 223,541
373,000 3.000%,  5/15/2032 307,062
Johnson & Johnson
216,000 5.250%,  6/1/2054 216,920
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
57,000 9.000%,  2/15/2029
c
58,419
Keurig Dr Pepper, Inc.
432,000 5.200%,  3/15/2031 431,137
Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Non-Cyclical (0.3%) - continued
Kimberly-Clark Corporation
$ 300,000 3.900%,  5/4/2047 $ 237,310
Kraft Heinz Foods Company
219,000 4.375%,  6/1/2046 178,108
Legacy LifePoint Health, LLC
72,000 4.375%,  2/15/2027
c
68,778
LifePoint Health, Inc.
111,000 9.875%,  8/15/2030
c
118,373
73,000 11.000%,  10/15/2030
c
80,429
Mattel, Inc.
282,000 5.450%,  11/1/2041 253,223
Medline Borrower, LP/Medline Co-
Issuer, Inc.
128,000 6.250%,  4/1/2029
c
129,449
Medtronic, Inc.
338,000 4.375%,  3/15/2035 318,373
ModivCare, Inc.
48,000 5.875%,  11/15/2025
c
48,705
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
c
139,057
119,000 5.250%,  10/1/2029
c
113,565
MPH Acquisition Holdings, LLC
57,000 5.500%,  9/1/2028
c
43,030
Newell Brands, Inc.
58,000 6.375%,  9/15/2027
b
57,196
58,000 6.625%,  9/15/2029 56,871
Organon & Company/Organon
Foreign Debt Co-Issuer BV
80,000 4.125%,  4/30/2028
c
74,296
226,000 5.125%,  4/30/2031
c
203,005
Owens & Minor, Inc.
163,000 6.625%,  4/1/2030
b,c
148,184
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 179,310
Performance Food Group, Inc.
85,000 4.250%,  8/1/2029
c
77,385
Perrigo Finance Unlimited
Company
99,000 4.900%,  6/15/2030 91,012
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 486,117
217,000 5.110%,  5/19/2043 206,320
Philip Morris International, Inc.
218,000 5.500%,  9/7/2030 220,903
103,000 5.125%,  2/13/2031 101,907
336,000 5.375%,  2/15/2033 333,623
Post Holdings, Inc.
85,000 4.625%,  4/15/2030
c
78,108
140,000 4.500%,  9/15/2031
c
125,489
Primo Water Holdings, Inc.
164,000 4.375%,  4/30/2029
c
151,087
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
c
279,236
Royalty Pharma plc
194,000 5.150%,  9/2/2029 192,361
Scotts Miracle-Gro Company
67,000 4.500%,  10/15/2029 61,242
Simmons Foods, Inc.
228,000 4.625%,  3/1/2029
c
200,494

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Consumer Non-Cyclical (0.3%) - continued
Spectrum Brands, Inc.
$ 14,000 3.875%,  3/15/2031
b,c
$ 11,700
Star Parent, Inc.
120,000 9.000%,  10/1/2030
c
125,988
Sysco Corporation
338,000 6.600%,  4/1/2040 365,063
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 222,002
316,000 5.650%,  7/5/2044
i
310,319
Tenet Healthcare Corporation
325,000 5.125%,  11/1/2027 318,056
110,000 6.125%,  10/1/2028 109,450
144,000 6.750%,  5/15/2031
c
146,162
Teva Pharmaceutical Finance
Netherlands III BV
131,000 3.150%,  10/1/2026 122,948
Viterra Finance BV
273,000 3.200%,  4/21/2031
c
235,795
Wyeth, LLC
225,000 6.500%,  2/1/2034 247,212
Zoetis, Inc.
468,000 4.700%,  2/1/2043 416,747
Total 20,640,320
Energy (0.2%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
120,200
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
c
188,173
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
117,000 8.250%,  12/31/2028
c
119,866
58,000 5.875%,  6/30/2029
c
56,682
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
c
124,450
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
93,000 7.000%,  7/15/2029
c
94,710
Borr IHC, Ltd./Borr Finance, LLC
139,529 10.375%,  11/15/2030
c
145,943
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 359,951
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
75,152
114,000 6.875%,  7/1/2029
c
114,426
California Resources Corporation
70,000 8.250%,  6/15/2029
c
71,459
Canadian Natural Resources, Ltd.
137,000 2.950%,  7/15/2030 120,159
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 854,520
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034
c
61,048
Civitas Resources, Inc.
82,000 8.375%,  7/1/2028
c
85,922
42,000 8.625%,  11/1/2030
c
45,033
152,000 8.750%,  7/1/2031
c
162,784
Principal
Amount Long-Term Fixed Income (9.4%) Value
Energy (0.2%) - continued
CNX Resources Corporation
$ 69,000 6.000%,  1/15/2029
c
$ 67,522
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
223,974
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
56,180
Comstock Resources, Inc.
113,000 6.750%,  3/1/2029
c
108,641
135,000 5.875%,  1/15/2030
c
125,620
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
365,803
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
126,074
Crescent Energy Finance, LLC
70,000 9.250%,  2/15/2028
c
73,957
175,000 7.625%,  4/1/2032
c
178,358
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
126,000 8.625%,  3/15/2029
c
129,661
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
50,384
Diamondback Energy, Inc.
309,000 5.750%,  4/18/2054 299,558
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
c
90,537
Enbridge, Inc.
312,000 5.250%,  4/5/2027 311,979
Enerflex, Ltd.
97,000 9.000%,  10/15/2027
c
98,219
Energy Transfer, LP
137,000 8.000%,  5/15/2054
e
143,301
261,000 4.000%,  10/1/2027 250,578
265,000 4.900%,  3/15/2035 246,129
250,000 5.150%,  2/1/2043 218,797
400,000 6.000%,  6/15/2048 385,430
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 202,049
EQM Midstream Partners, LP
329,000 4.750%,  1/15/2031
c
307,630
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 378,886
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 97,829
140,000 7.875%,  5/15/2032 141,334
Halliburton Company
247,000 4.850%,  11/15/2035 234,935
225,000 5.000%,  11/15/2045 203,679
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
c
149,352
85,000 7.500%,  5/15/2032
c
86,304
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
c
116,575
Hilcorp Energy I, LP/Hilcorp
Finance Company
170,000 5.750%,  2/1/2029
c
164,504
56,000 6.000%,  4/15/2030
c
54,093

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Energy (0.2%) - continued
$ 112,000 6.250%,  4/15/2032
c
$ 107,708
Howard Midstream Energy
Partners, LLC
93,000 7.375%,  7/15/2032
c
94,447
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
c
135,901
Kodiak Gas Services, LLC
71,000 7.250%,  2/15/2029
c
72,780
Laredo Petroleum, Inc.
206,000 7.750%,  7/31/2029
c
207,632
MEG Energy Corporation
156,000 5.875%,  2/1/2029
c
151,744
MPLX, LP
449,000 4.950%,  9/1/2032 429,607
82,000 5.000%,  3/1/2033 78,342
Nabors Industries, Inc.
56,000 7.375%,  5/15/2027
c
56,963
144,000 9.125%,  1/31/2030
c
149,175
National Fuel Gas Company
404,000 5.500%,  1/15/2026 402,707
New Fortress Energy, Inc.
52,000 6.750%,  9/15/2025
c
50,479
47,000 8.750%,  3/15/2029
b,c
42,905
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
47,889
70,000 8.375%,  2/15/2032
c
71,078
Noble Finance II, LLC
56,000 8.000%,  4/15/2030
c
58,280
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
c
125,914
NuStar Logistics, LP
114,000 6.375%,  10/1/2030 115,922
Occidental Petroleum Corporation
541,000 7.875%,  9/15/2031 606,735
ONEOK, Inc.
112,000 5.000%,  3/1/2026 111,064
Ovintiv, Inc.
390,000 5.375%,  1/1/2026 387,998
217,000 6.250%,  7/15/2033 223,679
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 93,600
Permian Resources Operating,
LLC
87,000 7.000%,  1/15/2032
c
89,372
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
95,850
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
c
133,549
Range Resources Corporation
97,000 4.750%,  2/15/2030
c
91,020
Rockcliff Energy II, LLC
127,000 5.500%,  10/15/2029
c
118,879
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
138,385
Saturn Oil & Gas, Inc.
70,000 9.625%,  6/15/2029
c
70,654
Schlumberger Holdings
Corporation
113,000 5.000%,  5/29/2027
c
112,660
Principal
Amount Long-Term Fixed Income (9.4%) Value
Energy (0.2%) - continued
SM Energy Company
$ 105,000 6.500%,  7/15/2028 $ 104,097
Southwestern Energy Company
83,000 4.750%,  2/1/2032 76,354
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 55,416
Suncor Energy, Inc.
339,000 7.150%,  2/1/2032 370,337
Sunoco, LP
169,000 7.000%,  5/1/2029
c
173,205
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 83,634
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
217,000 5.500%,  1/15/2028
c
207,612
85,000 7.375%,  2/15/2029
c
85,415
Talos Production, Inc.
60,000 9.000%,  2/1/2029
c
62,973
Targa Resources Corporation
394,000 4.200%,  2/1/2033 354,276
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
146,784
Transocean, Inc.
156,600 8.750%,  2/15/2030
c
164,411
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
c
96,730
Valaris, Ltd.
120,000 8.375%,  4/30/2030
c
124,229
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
c
141,165
95,000 4.125%,  8/15/2031
c
85,250
Venture Global LNG, Inc.
210,000 8.125%,  6/1/2028
c
216,346
244,000 8.375%,  6/1/2031
c
253,084
187,000 9.875%,  2/1/2032
c
203,536
Viridien SA
28,000 8.750%,  4/1/2027
c
26,688
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 225,876
112,000 6.150%,  4/1/2033 114,812
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 208,132
500,000 7.500%,  1/15/2031 552,417
Total 17,294,047
Financials (0.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
c
35,427
57,000 7.500%,  11/6/2030
c
57,039
AEGON Funding Company, LLC
318,000 5.500%,  4/16/2027
c
316,651

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 247,000 6.100%,  1/15/2027 $ 250,623
375,000 3.875%,  1/23/2028 355,291
250,000 3.400%,  10/29/2033 209,697
Agree, LP
158,000 5.625%,  6/15/2034 156,379
Air Lease Corporation
482,000 3.000%,  2/1/2030 426,885
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
c
297,690
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
57,000 4.250%,  10/15/2027
c
53,371
114,000 6.750%,  4/15/2028
c
114,181
58,000 7.000%,  1/15/2031
c
58,593
Ally Financial, Inc.
285,000 5.750%,  11/20/2025 283,201
460,000 8.000%,  11/1/2031 507,650
88,000 6.700%,  2/14/2033
b
87,487
American Express Company
102,000 5.098%,  2/16/2028
e
101,546
American Homes 4 Rent, LP
376,000 2.375%,  7/15/2031 305,494
American International Group, Inc.
453,000 5.125%,  3/27/2033 446,175
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
47,128
140,000 4.875%,  6/30/2029
c
130,237
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,e
224,439
Aon North America, Inc.
158,000 5.750%,  3/1/2054 154,533
Ares Capital Corporation
173,000 3.250%,  7/15/2025 168,076
425,000 3.875%,  1/15/2026 410,350
145,000 2.150%,  7/15/2026 134,009
189,000 5.875%,  3/1/2029 186,278
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 59,455
79,000 5.750%,  7/15/2054 76,714
Associated Banc-Corp
275,000 4.250%,  1/15/2025 272,074
Australia & New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
c,e
435,898
Avolon Holdings Funding, Ltd.
125,000 4.250%,  4/15/2026
c
121,411
270,000 5.750%,  3/1/2029
c
268,471
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
c
248,917
Banco Santander SA
400,000 4.175%,  3/24/2028
e
385,537
Bank of America Corporation
403,000 5.080%,  1/20/2027
e
400,581
275,000 1.734%,  7/22/2027
e
254,905
265,000 3.824%,  1/20/2028
e
255,416
196,000 5.202%,  4/25/2029
e
195,689
230,000 2.087%,  6/14/2029
e
204,043
500,000 2.496%,  2/13/2031
e
432,175
650,000 1.922%,  10/24/2031
e
531,771
Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
$ 338,000 2.972%,  2/4/2033
e
$ 286,041
676,000 4.571%,  4/27/2033
e
637,510
324,000 5.872%,  9/15/2034
e
333,297
129,000 5.468%,  1/23/2035
e
128,870
450,000 3.846%,  3/8/2037
e
394,365
Bank of Montreal
90,000 5.266%,  12/11/2026 89,863
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
e
223,674
Bank of Nova Scotia
105,000 4.850%,  2/1/2030 103,313
Barclays plc
56,000 6.125%,  12/15/2025
e,j
54,880
333,000 6.496%,  9/13/2027
e
338,532
275,000 4.972%,  5/16/2029
e
269,170
335,000 5.746%,  8/9/2033
e
334,145
Belrose Funding Trust
430,000 2.330%,  8/15/2030
c
350,268
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 288,697
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 100,502
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 334,660
210,000 6.250%,  1/25/2031
c
208,794
Blue Owl Capital Corporation II
164,000 8.450%,  11/15/2026
c
169,206
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 268,346
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
c
111,349
Blue Owl Technology Finance
Corporation II
217,000 6.750%,  4/4/2029
c
212,291
BNP Paribas SA
564,000 3.132%,  1/20/2033
c,e
474,623
BPCE SA
440,000 3.500%,  10/23/2027
c
411,118
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
c
141,034
Camden Property Trust
278,000 3.150%,  7/1/2029 253,346
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 489,662
71,000 5.700%,  2/1/2030
b,e
71,338
Castlelake Aviation Finance DAC
91,000 5.000%,  4/15/2027
c
87,816
Centene Corporation
763,000 2.625%,  8/1/2031 626,589
Charles Schwab Corporation
454,000 2.450%,  3/3/2027 423,428
220,000 6.136%,  8/24/2034
e
229,094
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 189,832
Citibank NA
250,000 5.438%,  4/30/2026 250,869

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
Citigroup, Inc.
$ 535,000 4.400%,  6/10/2025 $ 527,692
348,000 3.200%,  10/21/2026 331,879
520,000 3.668%,  7/24/2028
e
495,680
236,000 4.125%,  7/25/2028 226,541
175,000 3.520%,  10/27/2028
e
165,408
130,000 5.174%,  2/13/2030
e
129,243
478,000 4.910%,  5/24/2033
e
459,004
284,000 6.174%,  5/25/2034
e
288,825
CNA Financial Corporation
160,000 5.125%,  2/15/2034 154,904
Comerica, Inc.
75,000 5.982%,  1/30/2030
e
73,901
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
c,e
448,698
Corebridge Financial, Inc.
169,000 4.350%,  4/5/2042 138,956
Credit Acceptance Corporation
105,000 9.250%,  12/15/2028
c
110,976
Credit Agricole SA
300,000 6.875%,  9/23/2024
c,e,j
298,888
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
38,500
Deutsche Bank AG/New York, NY
239,000 6.819%,  11/20/2029
e
248,557
500,000 3.729%,  1/14/2032
e
421,563
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
474,401
Diversified Healthcare Trust
68,000 Zero Coupon,  1/15/2026
c
59,335
Drawbridge Special Opportunities
Fund, LP
199,000 3.875%,  2/15/2026
c
189,002
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 251,291
300,000 4.625%,  5/15/2042 264,094
EPR Properties
190,000 4.950%,  4/15/2028 181,876
Equitable Holdings, Inc.
87,000 4.572%,  2/15/2029
c
83,633
Fairfax Financial Holdings, Ltd.
207,000 6.350%,  3/22/2054
c
207,136
Fifth Third Bancorp
177,000 6.339%,  7/27/2029
e
181,441
First Horizon Bank
265,000 5.750%,  5/1/2030
b
252,608
FirstCash, Inc.
143,000 5.625%,  1/1/2030
c
135,436
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 193,083
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
225,476
Fortress Transportation and
Infrastructure Investors, LLC
60,000 5.500%,  5/1/2028
c
58,173
105,000 7.000%,  5/1/2031
c
107,274
82,000 7.000%,  6/15/2032
c
83,160
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
58,582
Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
Freedom Mortgage Holdings, LLC
$ 133,000 9.250%,  2/1/2029
c
$ 132,914
57,000 9.125%,  5/15/2031
c
55,467
FS KKR Capital Corporation
450,000 3.400%,  1/15/2026 428,122
GGAM Finance, Ltd.
119,000 7.750%,  5/15/2026
c
121,430
58,000 8.000%,  6/15/2028
c
61,088
47,000 6.875%,  4/15/2029
c
47,822
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
171,000 3.750%,  12/15/2027
c
149,819
goeasy, Ltd.
94,000 9.250%,  12/1/2028
c
99,769
28,000 7.625%,  7/1/2029
c
28,561
Goldman Sachs Bank USA/New
York, NY
323,000 5.414%,  5/21/2027
e
322,465
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 136,053
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
e
293,651
322,000 6.484%,  10/24/2029
e
336,182
120,000 1.992%,  1/27/2032
e
97,386
810,000 3.102%,  2/24/2033
e
691,791
Health Care Service Corporation
231,000 5.450%,  6/15/2034
c
228,297
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 85,708
Highwoods Realty, LP
215,000 7.650%,  2/1/2034 231,354
HSBC Holdings plc
400,000 2.999%,  3/10/2026
e
392,416
300,000 5.402%,  8/11/2033
e
296,806
HUB International, Ltd.
164,000 7.250%,  6/15/2030
c
168,121
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
e
262,854
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
83,000 6.250%,  5/15/2026 82,345
232,000 5.250%,  5/15/2027 217,761
Intesa Sanpaolo SPA
71,000 4.198%,  6/1/2032
c,e
60,070
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 223,892
J.P. Morgan Chase & Company
176,000 1.040%,  2/4/2027
e
163,949
384,000 1.578%,  4/22/2027
e
358,352
450,000 2.947%,  2/24/2028
e
423,849
25,000 4.203%,  7/23/2029
e
24,059
400,000 2.522%,  4/22/2031
e
345,731
400,000 1.953%,  2/4/2032
e
325,354
450,000 4.586%,  4/26/2033
e
429,271
337,000 4.912%,  7/25/2033
e
327,307
228,000 5.766%,  4/22/2035
e
233,930
Jackson National Life Global
Funding
236,000 5.550%,  7/2/2027
c,i
235,326

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
Jane Street Group/JSG Finance,
Inc.
$ 92,000 4.500%,  11/15/2029
c
$ 86,303
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
45,201
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
46,283
117,000 9.500%,  2/15/2029
c
120,607
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 237,963
KeyCorp
162,000
6.652%,  (SOFRINDX +
1.250%), 5/23/2025
e
161,404
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 98,783
93,000 6.250%,  1/15/2036 88,260
Kite Realty Group, LP
80,000 5.500%,  3/1/2034 78,215
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
58,000 4.250%,  2/1/2027
c
54,933
155,000 4.750%,  6/15/2029
c
143,182
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
c,e
29,968
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
e
339,635
Macquarie Airfinance Holdings,
Ltd.
228,000 6.400%,  3/26/2029
c
231,857
28,000 6.500%,  3/26/2031
c
28,793
Manufacturers & Traders Trust
Company
337,000 4.700%,  1/27/2028 324,902
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 80,745
215,000 5.400%,  9/15/2033 219,149
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
290,229
Mitsubishi UFJ Financial Group,
Inc.
335,000 5.422%,  2/22/2029
e
336,965
350,000 2.048%,  7/17/2030 292,356
Molina Healthcare, Inc.
123,000 4.375%,  6/15/2028
c
115,772
Morgan Stanley
540,000 4.350%,  9/8/2026 528,164
435,000 3.591%,  7/22/2028
e
413,642
223,000 5.164%,  4/20/2029
e
222,276
620,000 3.622%,  4/1/2031
e
568,921
223,000 5.250%,  4/21/2034
e
219,511
168,000 5.831%,  4/19/2035
e
172,213
394,000 5.297%,  4/20/2037
e
377,261
Morgan Stanley Direct Lending
Fund
159,000 6.150%,  5/17/2029
c
155,541
MPT Operating Partnership, LP/
MPT Finance Corporation
32,000 5.250%,  8/1/2026
b
29,080
156,000 4.625%,  8/1/2029
b
113,227
Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
Nasdaq, Inc.
$ 335,000 3.250%,  4/28/2050 $ 222,892
Nationstar Mortgage Holdings,
Inc.
90,000 5.125%,  12/15/2030
c
82,529
NatWest Group plc
250,000 4.445%,  5/8/2030
e
238,896
325,000 6.475%,  6/1/2034
e
330,133
Navient Corporation
34,000 5.000%,  3/15/2027 32,454
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
37,000 4.500%,  9/30/2028
c
32,552
New York Life Global Funding
331,000 4.550%,  1/28/2033
c
314,743
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034
i
223,163
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 371,388
375,000 3.375%,  2/1/2031 320,280
OneMain Finance Corporation
217,000 3.500%,  1/15/2027 203,317
233,000 3.875%,  9/15/2028 208,913
Panther Escrow Issuer, LLC
164,000 7.125%,  6/1/2031
c
165,875
Park Intermediate Holdings, LLC
161,000 4.875%,  5/15/2029
c
150,972
Pine Street Trust III
100,000 6.223%,  5/15/2054
c
99,904
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
e
109,599
314,000 5.492%,  5/14/2030
e
315,747
450,000 4.626%,  6/6/2033
e
416,639
PRA Group, Inc.
29,000 7.375%,  9/1/2025
c
29,033
89,000 8.375%,  2/1/2028
c
88,708
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
216,146
Prologis, LP
146,000 5.250%,  3/15/2054 137,944
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
e
397,875
Regency Centers, LP
299,000 4.125%,  3/15/2028 287,850
162,000 5.250%,  1/15/2034 157,776
Reinsurance Group of America,
Inc.
231,000 5.750%,  9/15/2034 230,162
RGA Global Funding
105,000 5.500%,  1/11/2031
c
104,846
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 26,958
112,000 7.250%,  7/15/2028
c
115,817
RLJ Lodging Trust, LP
52,000 4.000%,  9/15/2029
c
45,928
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
c
172,354

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
$ 73,000 3.875%,  3/1/2031
c
$ 63,618
82,000 4.000%,  10/15/2033
c
69,100
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
e
113,060
93,000 6.174%,  1/9/2030
e
93,723
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
e
425,240
Service Properties Trust
117,000 8.375%,  6/15/2029 115,012
93,000 8.625%,  11/15/2031
c
96,935
Simon Property Group, LP
343,000 3.800%,  7/15/2050 251,577
SLM Corporation
60,000 4.200%,  10/29/2025 58,362
Societe Generale SA
354,000 4.750%,  11/24/2025
c
346,945
Standard Chartered plc
200,000 5.688%,  5/14/2028
c,e
200,030
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 319,208
329,000 5.710%,  1/13/2030 335,456
275,000 1.710%,  1/12/2031 220,405
Synchrony Financial
59,000 7.250%,  2/2/2033 58,664
Synovus Bank
250,000 5.625%,  2/15/2028 241,550
Toronto-Dominion Bank
293,000 5.523%,  7/17/2028 296,640
Truist Financial Corporation
227,000 6.047%,  6/8/2027
e
228,590
160,000 5.125%,  12/15/2027
e,j
151,566
266,000 5.122%,  1/26/2034
e
254,766
137,000 5.711%,  1/24/2035
e
136,402
U.S. Bancorp
224,000 5.727%,  10/21/2026
e
224,382
348,000 5.775%,  6/12/2029
e
353,269
88,000 5.836%,  6/12/2034
e
89,223
146,000 5.678%,  1/23/2035
e
146,560
UBS Group AG
550,000 2.193%,  6/5/2026
c,e
531,508
328,000 6.246%,  9/22/2029
c,e
337,237
278,000 3.091%,  5/14/2032
c,e
237,136
200,000 5.699%,  2/8/2035
c,e
199,796
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
c
146,309
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 232,631
337,000 4.750%,  5/15/2052 298,367
Vornado Realty, LP
42,000 3.400%,  6/1/2031 32,951
Wells Fargo & Company
199,000 3.000%,  4/22/2026 190,781
350,000 3.000%,  10/23/2026 332,478
338,000 3.526%,  3/24/2028
e
322,400
214,000 5.707%,  4/22/2028
e
215,852
550,000 2.393%,  6/2/2028
e
506,544
234,000 5.574%,  7/25/2029
e
236,123
185,000 5.389%,  4/24/2034
e
182,885
310,000 4.900%,  11/17/2045 269,558
Principal
Amount Long-Term Fixed Income (9.4%) Value
Financials (0.8%) - continued
Willis North America, Inc.
$ 450,000 4.650%,  6/15/2027 $ 442,128
XHR, LP
66,000 4.875%,  6/1/2029
c
61,855
Total 56,002,053
Foreign Government (<0.1%)
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
c
300,362
Total 300,362
Mortgage-Backed Securities (2.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,118,096 2.000%,  1/1/2052 2,469,725
2,323,151 2.000%,  5/1/2051 1,840,423
4,545,601 2.500%,  5/1/2051 3,745,805
1,806,069 3.500%,  5/1/2052 1,609,623
2,999,236 4.000%,  5/1/2052 2,771,962
1,855,147 5.000%,  7/1/2053 1,803,638
935,136 5.500%,  7/1/2053 927,532
2,442,614 3.500%,  8/1/2052 2,173,900
1,879,829 5.000%,  8/1/2053 1,835,843
2,809,940 5.500%,  9/1/2053 2,793,735
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,457,781 2.500%,  7/1/2030 1,370,736
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,700,000 4.500%,  7/1/2039
i
2,640,937
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,843,831 3.000%,  12/1/2036 1,697,766
1,841,014 3.000%,  8/1/2038 1,704,508
2,841,894 3.500%,  5/1/2040 2,634,070
2,682,958 2.500%,  4/1/2042 2,316,106
915,193 2.000%,  5/1/2042 770,826
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,526,217 3.000%,  1/1/2052 6,455,612
595,961 2.000%,  2/1/2051 472,186
924,374 2.000%,  2/1/2051 732,391
2,925,624 2.500%,  2/1/2051 2,423,447
3,423,240 2.500%,  2/1/2051 2,804,914
1,431,614 2.000%,  3/1/2051 1,128,297
10,045,684 2.000%,  3/1/2051 7,890,914
5,342,892 4.000%,  3/1/2051 4,969,216
2,558,336 2.000%,  3/1/2052 2,029,736
7,778,247 3.000%,  3/1/2052 6,638,784
6,621,836 2.000%,  4/1/2051 5,217,860
4,631,433 3.000%,  4/1/2051 3,962,226
4,841,611 3.000%,  5/1/2050 4,177,472
1,105,605 2.000%,  5/1/2051 871,717
3,651,071 3.000%,  5/1/2051 3,165,466
6,745,260 2.000%,  6/1/2050 5,332,914
2,976,726 3.000%,  6/1/2050 2,599,394
1,258,470 4.000%,  6/1/2052 1,153,510
1,358,242 5.000%,  6/1/2053 1,323,653

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Mortgage-Backed Securities (2.9%) - continued
$ 5,075,911 2.500%,  7/1/2051 $ 4,208,603
1,202,139 3.500%,  7/1/2051 1,077,636
3,544,928 4.000%,  7/1/2052 3,249,471
1,121,186 2.500%,  8/1/2050 935,781
1,936,825 3.500%,  8/1/2050 1,740,513
3,306,518 3.500%,  8/1/2052 2,928,670
6,299,309 4.500%,  8/1/2052 5,962,640
2,587,387 5.000%,  8/1/2053 2,521,471
1,179,072 2.500%,  9/1/2051 977,964
986,784 3.500%,  9/1/2052 881,025
1,749,731 3.500%,  9/1/2052 1,562,204
2,147,461 5.000%,  9/1/2052 2,079,943
1,966,747 4.500%,  9/1/2053 1,868,200
3,326,902 4.500%,  9/1/2053 3,142,969
5,070,058 4.000%,  10/1/2052 4,665,770
1,074,516 2.000%,  11/1/2051 848,334
1,313,885 3.500%,  11/1/2052 1,173,471
4,451,013 2.000%,  12/1/2050 3,517,236
9,849,920 2.500%,  12/1/2051 8,138,052
6,158,415 4.500%,  12/1/2052 5,854,231
9,825,000 5.000%,  7/1/2041
i
9,494,941
4,000,000 6.000%,  7/1/2041
i
4,011,094
4,900,000 5.500%,  7/1/2042
i
4,832,434
3,550,000 4.500%,  7/1/2048
i
3,346,568
9,500,000 3.000%,  7/1/2049
i
8,080,195
9,400,000 3.500%,  7/1/2049
i
8,319,000
2,450,000 4.000%,  7/1/2049
i
2,241,654
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,955,802 2.500%,  3/1/2062 4,681,348
1,257,442 3.500%,  7/1/2061 1,094,359
2,621,777 4.000%,  12/1/2061 2,369,885
Total 204,262,506
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052
b
190,235
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 343,621
Apple, Inc.
292,000 2.650%,  2/8/2051 184,631
735,000 3.750%,  9/12/2047 586,479
Applied Materials, Inc.
190,000 4.800%,  6/15/2029 189,721
Block, Inc.
200,000 6.500%,  5/15/2032
c
202,678
Boost Newco Borrower, LLC
143,000 7.500%,  1/15/2031
c
149,099
Broadcom, Inc.
121,000 3.469%,  4/15/2034
c
103,152
452,000 3.137%,  11/15/2035
c
361,956
500,000 3.187%,  11/15/2036
c
395,683
250,000 4.926%,  5/15/2037
c
235,128
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 100,880
106,000 4.950%,  2/26/2031 105,911
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
c
57,584
Cloud Software Group, Inc.
305,000 6.500%,  3/31/2029
c
292,896
Principal
Amount Long-Term Fixed Income (9.4%) Value
Technology (0.2%) - continued
Consensus Cloud Solutions, Inc.
$ 29,000 6.000%,  10/15/2026
c
$ 28,286
CoreLogic, Inc.
35,000 4.500%,  5/1/2028
c
31,759
Dell International, LLC/EMC
Corporation
243,000 6.020%,  6/15/2026 245,542
Dell, Inc.
196,000 6.500%,  4/15/2038 206,327
Dye & Durham, Ltd.
87,000 8.625%,  4/15/2029
c
88,255
Fiserv, Inc.
100,000 2.250%,  6/1/2027 92,273
220,000 2.650%,  6/1/2030 191,384
215,000 5.350%,  3/15/2031 214,876
195,000 5.600%,  3/2/2033 196,605
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
c
254,586
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,063
70,000 7.125%,  9/30/2030
b,c
71,732
Global Payments, Inc.
216,000 5.950%,  8/15/2052 208,073
337,000 5.300%,  8/15/2029 334,662
II-VI, Inc.
58,000 5.000%,  12/15/2029
c
54,890
Intel Corporation
212,000 5.600%,  2/21/2054 205,416
ION Trading Technologies SARL
114,000 9.500%,  5/30/2029
c
116,115
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
278,932
190,000 5.250%,  7/15/2030
c
180,592
182,000 4.500%,  2/15/2031
c
164,287
KLA Corporation
338,000 3.300%,  3/1/2050 237,965
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 55,774
Mastercard, Inc.
265,000 3.950%,  2/26/2048 214,773
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 46,623
Micron Technology, Inc.
119,000 5.300%,  1/15/2031 118,732
Microsoft Corporation
145,000 3.041%,  3/17/2062 95,933
362,000 2.500%,  9/15/2050 227,893
335,000 3.700%,  8/8/2046 274,727
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
50,795
NCR Voyix Corporation
182,000 5.125%,  4/15/2029
c
171,400
Neptune Bidco US, Inc.
119,000 9.290%,  4/15/2029
c
114,213
Newfold Digital Holdings Group,
Inc.
35,000 11.750%,  10/15/2028
c
36,227
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 151,994

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Technology (0.2%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 106,000 4.300%,  6/18/2029 $ 101,718
250,000 3.250%,  5/11/2041 182,361
Open Text Corporation
102,000 3.875%,  12/1/2029
c
91,348
220,000 4.125%,  2/15/2030
c
198,397
Oracle Corporation
224,000 6.900%,  11/9/2052 250,724
450,000 3.850%,  7/15/2036 379,342
624,000 4.000%,  7/15/2046 475,870
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054 184,975
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
b,c
27,392
PTC, Inc.
161,000 3.625%,  2/15/2025
c
159,014
80,000 4.000%,  2/15/2028
c
75,298
RingCentral, Inc.
121,000 8.500%,  8/15/2030
c
126,291
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
c
71,138
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 219,767
S&P Global, Inc.
54,000 5.250%,  9/15/2033
c
54,507
Seagate HDD Cayman
71,000 8.500%,  7/15/2031 76,469
136,560 9.625%,  12/1/2032 155,766
Sensata Technologies BV
64,000 4.000%,  4/15/2029
c
58,758
Sensata Technologies, Inc.
33,000 3.750%,  2/15/2031
c
28,763
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
c
58,096
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
199,436
SS&C Technologies, Inc.
166,000 5.500%,  9/30/2027
c
163,461
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 208,169
UKG, Inc.
117,000 6.875%,  2/1/2031
c
118,466
Verisk Analytics, Inc.
160,000 5.250%,  6/5/2034 157,541
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
c
108,104
Visa, Inc.
466,000 2.700%,  4/15/2040 339,552
VMware, LLC
206,000 4.650%,  5/15/2027 202,740
300,000 2.200%,  8/15/2031 243,763
Xerox Holdings Corporation
15,000 5.000%,  8/15/2025
c
14,715
165,000 5.500%,  8/15/2028
c
142,123
Total 13,340,422
Principal
Amount Long-Term Fixed Income (9.4%) Value
Transportation (0.1%)
Air Canada
$ 114,000 3.875%,  8/15/2026
c
$ 108,436
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
c
41,332
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
313,333 5.500%,  4/20/2026
c
310,548
56,446 5.750%,  4/20/2029
c
54,915
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
c
69,558
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 195,132
214,000 5.750%,  5/1/2040 219,653
240,000 4.450%,  3/15/2043 210,801
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 194,746
CSX Corporation
360,000 3.800%,  4/15/2050 274,791
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
444,102
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
216,468
Hawaiian Brand Intellectual
Property, Ltd.
63,000 5.750%,  1/20/2026
c
59,942
Mileage Plus Holdings, LLC
338,400 6.500%,  6/20/2027
c
339,075
Penske Truck Leasing Company,
LP/PTL Finance Corporation
220,000 5.750%,  5/24/2026
c
220,531
Rand Parent, LLC
125,000 8.500%,  2/15/2030
b,c
126,551
RXO, Inc.
146,000 7.500%,  11/15/2027
c
149,650
Southwest Airlines Company
350,000 2.625%,  2/10/2030 303,084
Stena International SA
94,000 7.250%,  1/15/2031
c
96,085
Union Pacific Corporation
449,000 2.973%,  9/16/2062 265,538
United Airlines, Inc.
134,000 4.375%,  4/15/2026
c
129,445
57,000 4.625%,  4/15/2029
c
53,085
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
31,778
121,000 6.375%,  2/1/2030
b,c
95,076
Total 4,210,322
U.S. Government & Agencies (3.1%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,099,394
1,480,000 3.625%,  5/15/2053 1,259,445
680,000 1.625%,  11/15/2050 372,300
4,000,000 4.750%,  11/15/2053 4,135,000
5,830,000 5.250%,  11/15/2028 6,031,773
2,050,000 4.375%,  5/15/2040 2,022,373
7,430,000 1.375%,  11/15/2040 4,688,156
11,465,000 3.000%,  5/15/2042 9,203,350

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
U.S. Government & Agencies (3.1%) -
continued
$ 2,500,000 3.250%,  5/15/2042 $ 2,078,906
667,000 3.375%,  5/15/2044 555,694
25,124,000 2.500%,  5/15/2046 17,655,499
16,725,000 2.875%,  5/15/2049 12,354,287
U.S. Treasury Notes
2,300,000 3.875%,  3/31/2025 2,277,427
43,700,000 2.875%,  5/31/2025 42,800,821
2,500,000 4.250%,  12/31/2025 2,476,074
12,650,000 2.625%,  1/31/2026 12,217,627
2,500,000 0.500%,  2/28/2026 2,327,930
25,060,000 2.500%,  2/28/2026 24,126,124
100,000 4.625%,  2/28/2026 99,641
20,005,000 2.250%,  11/15/2027 18,609,339
10,550,000 3.875%,  12/31/2027 10,347,654
300,000 0.750%,  1/31/2028 263,414
3,200,000 3.625%,  3/31/2028 3,110,000
18,050,000 2.875%,  5/15/2028 17,052,314
2,500,000 3.750%,  12/31/2028 2,436,133
160,000 1.375%,  11/15/2031 130,150
4,400,000 4.125%,  11/15/2032 4,325,922
1,400,000 3.500%,  2/15/2033 1,312,172
7,900,000 4.500%,  11/15/2033 7,972,828
Total 213,341,747
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
c
411,450
Ameren Illinois Company
236,000 4.500%,  3/15/2049 201,256
American Electric Power
Company, Inc.
205,000 5.200%,  1/15/2029 203,894
195,000 5.625%,  3/1/2033 194,282
American Water Capital
Corporation
210,000 5.450%,  3/1/2054 202,480
Appalachian Power Company
238,000 3.300%,  6/1/2027 224,992
Atmos Energy Corporation
164,000 5.900%,  11/15/2033 171,254
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 328,208
Calpine Corporation
135,000 4.500%,  2/15/2028
c
128,262
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 285,482
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 120,654
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 270,639
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 142,166
450,000 4.125%,  5/15/2049 355,656
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 112,526
Consumers Energy Company
367,000 4.350%,  4/15/2049 309,423
Principal
Amount Long-Term Fixed Income (9.4%) Value
Utilities (0.2%) - continued
Dominion Energy, Inc.
$ 29,000 6.875%,  2/1/2055
e
$ 29,605
29,000 7.000%,  6/1/2054
e
30,173
DTE Electric Company
265,000 3.700%,  3/15/2045 205,067
360,000 3.700%,  6/1/2046 274,598
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 249,740
Duke Energy Corporation
326,000 5.450%,  6/15/2034 322,221
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 223,651
Edison International
318,000 5.750%,  6/15/2027 320,788
Enel Finance International NV
220,000 5.125%,  6/26/2029
c
216,569
Eversource Energy
281,000 4.750%,  5/15/2026 277,329
Exelon Corporation
275,000 4.700%,  4/15/2050 231,947
336,000 4.450%,  4/15/2046 277,081
FirstEnergy Corporation
281,000 5.100%,  7/15/2047 241,812
Georgia Power Company
190,000 4.950%,  5/17/2033 185,252
102,000 5.250%,  3/15/2034 101,678
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 205,978
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
165,277
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 259,073
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 130,002
NextEra Energy Capital Holdings,
Inc.
215,000 5.749%,  9/1/2025 215,466
NextEra Energy Operating
Partners, LP
214,000 3.875%,  10/15/2026
c
203,499
NiSource, Inc.
415,000 5.650%,  2/1/2045 400,499
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
c
44,478
80,000 5.250%,  6/15/2029
c
76,779
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 233,042
213,000 5.550%,  5/15/2029 213,479
199,000 4.550%,  7/1/2030 188,582
215,000 6.950%,  3/15/2034 231,496
102,000 5.800%,  5/15/2034 101,352
PG&E Corporation
160,000 5.000%,  7/1/2028 153,943
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 161,890
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 216,426

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.4%) Value
Utilities (0.2%) - continued
Public Service Enterprise Group,
Inc.
$ 218,000 5.875%,  10/15/2028 $ 222,973
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 402,604
Southern California Edison
Company
346,000 4.000%,  4/1/2047 264,797
Southern Company
450,000 5.113%,  8/1/2027 448,932
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 113,632
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 134,396
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
123,682
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
224,466
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 72,650
284,000 4.600%,  12/1/2048 241,554
Vistra Corporation
143,000 7.000%,  12/15/2026
c,e,j
141,757
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
c
313,102
354,000 5.000%,  7/31/2027
c
342,439
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 152,414
Total 13,250,794
Total Long-Term Fixed Income
(cost $697,623,773) 649,520,457
Shares Private Equity Funds ( 0.5% ) Value
Secondary (0.5%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,g
1,293,277
1 ASF IX, LP
*,a,g
4,986,736
1 ASF VIII Sidecar (Cayman), LP
*,a,g
135,331
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,g
1,621,153
1 LCP X (Offshore), LP
*,a,g
25,254,005
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,g
806,528
Total 34,097,030
Total Private Equity Funds
(cost $24,276,699) 34,097,030
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
4,299,373 Thrivent Cash Management Trust 4,299,373
Total Collateral Held for
Securities Loaned
(cost $4,299,373) 4,299,373
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
32,800,000 5.237%, 7/10/2024
l,m
$ 32,742,655
1,800,000 5.240%, 7/12/2024
l,m
1,796,329
4,300,000 5.250%, 7/17/2024
l,m
4,288,097
2,100,000 5.259%, 7/19/2024
l,m
2,093,575
5,000,000 5.260%, 7/24/2024
l,m
4,981,060
200,000 5.260%, 7/31/2024
l,m
199,038
1,000,000 5.250%, 8/7/2024
l,m
994,183
100,000 5.245%, 8/14/2024
l,m
99,317
1,800,000 5.244%, 8/16/2024
l,m
1,787,174
2,800,000 5.248%, 8/21/2024
l,m
2,778,013
2,200,000 5.240%, 9/18/2024
l,m
2,173,942
Thrivent Core Short-Term Reserve
Fund
88,915,716 5.580% 889,157,158
U.S. Treasury Bills
300,000 5.243%, 7/11/2024
l
299,562
300,000 5.203%, 7/16/2024
l
299,343
Total Short-Term Investments
(cost $943,627,871) 943,689,446
Total Investments (cost
$5,685,554,322) 100.6% $6,963,779,661
Other Assets and Liabilities, Net
(0.6%) (44,707,213)
Total Net Assets 100.0% $6,919,072,448
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $97,995,163 or 1.4% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
e Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of June 28,
2024 was $34,425,759 or 0.50% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 28,
2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/27/2024 $ –
ASF IX, LP  3/18/2024 3,135,202
ASF VIII Sidecar (Cayman), LP  6/27/2024 –
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 800,000
LCP X (Offshore), LP  10/25/2023 20,341,497
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 471,281
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/27/2024 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,764,190
Common Stock 1,375,882
Total lending $4,140,072
Gross amount payable upon return of
collateral for securities loaned $4,299,373
Net amounts due to counterparty $159,301
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,367,275,053
Gross unrealized depreciation (119,258,438)
Net unrealized appreciation (depreciation) $ 1,248,016,615
Cost for federal income tax purposes $ 5,719,011,215

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,840,353,760 2,840,353,760 – –
U.S. Unaffiliated 36,850,442 36,850,442 – –
Common Stock
Communications Services 163,713,844 163,649,219 64,625 –
Consumer Discretionary 233,517,882 233,517,882 – –
Consumer Staples 61,032,005 61,032,005 – –
Energy 50,335,079 50,335,079 – –
Financials 248,446,650 248,446,650 – –
Health Care 246,088,162 246,088,162 – –
Industrials 241,241,782 236,457,413 4,784,369 –
Information Technology 629,558,022 628,635,312 922,710 –
Materials 51,309,284 50,201,748 1,107,536 –
Real Estate 65,966,552 65,966,552 – –
Utilities 29,470,263 29,470,263 – –
Long-Term Fixed Income
Asset-Backed Securities 16,020,021 – 15,418,521 601,500
Basic Materials 5,087,985 – 5,087,985 –
Capital Goods 11,633,427 – 11,633,427 –
Collateralized Mortgage Obligations 25,694,469 – 24,994,469 700,000
Commercial Mortgage-Backed Securities 11,305,215 – 11,305,215 –
Communications Services 16,651,104 – 16,651,104 –
Consumer Cyclical 20,485,663 – 20,485,663 –
Consumer Non-Cyclical 20,640,320 – 20,640,320 –
Energy 17,294,047 – 17,294,047 –
Financials 56,002,053 – 56,002,053 –
Foreign Government 300,362 – 300,362 –
Mortgage-Backed Securities 204,262,506 – 204,262,506 –
Technology 13,340,422 – 13,340,422 –
Transportation 4,210,322 – 4,210,322 –
U.S. Government & Agencies 213,341,747 – 213,341,747 –
Utilities 13,250,794 – 13,250,794 –
Private Equity Funds
Secondary 34,097,030 – – 34,097,030
Short-Term Investments 54,532,288 – 54,532,288 –
Subtotal Investments in Securities $5,636,033,502 $4,891,004,487 $709,630,485 $35,398,530
Other Investments  * Total
Affiliated Short-Term Investments 889,157,158
U.S. Affiliated Registered Investment Cos. 434,289,628
Collateral Held for Securities Loaned 4,299,373
Subtotal Other Investments $1,327,746,159
Total Investments at Value $6,963,779,661
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,470,481 6,470,481 – –
Total Asset Derivatives $6,470,481 $6,470,481 $– $–
Liability Derivatives
Futures Contracts 3,222,312 2,371,531 850,781 –
Total Liability Derivatives $3,222,312 $2,371,531 $850,781 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $51,737,229 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 292 September 2024 $ 31,833,373 $ 282,066
CBOT 2-Yr. U.S. Treasury Note 722 September 2024 147,007,857 438,081
CBOT 5-Yr. U.S. Treasury Note 576 September 2024 60,967,509 421,494
CBOT U.S. Long Bond 137 September 2024 16,020,817 187,996
CME E-mini Russell 2000 Index 40 September 2024 4,063,621 66,379
CME E-mini S&P 500 Index 4,583 September 2024 1,261,012,109 4,239,616
CME E-mini S&P Mid-Cap 400 Index 6 September 2024 1,757,361 17,499
CME Ultra Long Term U.S. Treasury Bond 179 September 2024 22,189,431 247,101
ICE mini MSCI EAFE Index 105 September 2024 12,203,294 98,505
Ultra 10-Yr. U.S. Treasury Note 185 September 2024 20,800,005 203,276
Total Futures Long Contracts $ 1,577,855,377 $ 6,202,013
CME E-mini Russell 2000 Index (2,451) September 2024 ( $ 252,297,463) ( $ 768,288)
CME E-mini S&P Mid-Cap 400 Index (1,697) September 2024 (500,386,327) (1,603,243)
CME Euro Foreign Exchange Currency (542) September 2024 (73,076,955) 232,155
Eurex Euro STOXX 50 Index (1,344) September 2024 (70,239,082) (850,781)
ICE US mini MSCI Emerging Markets Index (196) September 2024 (10,700,673) 36,313
Total Futures Short Contracts ( $ 906,700,500) ($2,953,844)
Total Futures Contracts $ 671,154,877 $3,248,169
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 232,155
Total Foreign Exchange Contracts 232,155
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,458,312
Total Equity Contracts 4,458,312
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,780,014
Total Interest Rate Contracts 1,780,014
Total Asset Derivatives $6,470,481
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,222,312
Total Equity Contracts 3,222,312
Total Liability Derivatives $3,222,312
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 107,770,765
Total Equity Contracts
107,770,765
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 743,027
Total Foreign Exchange Contracts 743,027
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,330,982)
Total Interest Rate Contracts
(1,330,982)
Total $107,182,810
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,859,934
Total Foreign Exchange Contracts 1,859,934
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,955,134
Total Equity Contracts 7,955,134
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,836,208)
Total Interest Rate Contracts (7,836,208)
Total $1,978,860
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 28,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,185,867,178
Futures - Short (831,770,644)
Interest Rate Contracts
Futures - Long 292,159,285
Foreign Exchange Contracts
Futures - Short (69,990,941)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $57,662 $1,646 $4,872 $54,435 6,813 0.8%
Core Emerging Markets Equity 117,140 – – 127,618 13,433 1.9
Core International Equity 67,207 – 17,000 52,804 4,963 0.7
Core Low Volatility Equity 62,602 – 57,800 5,340 478 0.1
Core Mid Cap Value 104,636 – 10,000 97,126 8,935 1.4
Core Small Cap Value 100,480 – 10,000 96,966 9,113 1.4
Global Stock 562,259 28,875 35,000 580,794 40,535 8.4
High Yield 37,639 1,185 655 37,845 9,162 0.5
Income 116,583 2,471 4,078 112,566 12,974 1.6
International Allocation 492,197 15,926 – 516,469 53,542 7.5
International Index 47,597 1,321 – 50,138 3,676 0.7
Large Cap Value 727,116 33,807 – 779,358 34,592 11.3
Limited Maturity Bond 67,805 1,248 3,284 66,028 6,842 1.0
Mid Cap Stock 515,129 8,381 24,000 515,172 25,500 7.4
Small Cap Stock 173,776 1,174 – 181,983 9,842 2.6
Total U.S. Affiliated Registered Investment
Companies 3,249,828 3,274,642 47.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 735,816 659,193 505,852 889,157 88,916 12.8
Total Affiliated Short-Term Investments 735,816 889,157 12.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,994 72,383 74,078 4,299 4,299 0.1
Total Collateral Held for Securities Loaned 5,994 4,299 0.1
Total Value $3,991,638 $4,168,098

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,227) $1,226 $ – $1,646
Core Emerging Markets Equity – 10,478 – –
Core International Equity 156 2,441 – –
Core Low Volatility Equity 1,702 (1,164) – –
Core Mid Cap Value Fund 890 1,600 – –
Core Small Cap Value Fund 208 6,278 – –
Global Stock (568) 25,228 17,139 11,736
High Yield (102) (222) – 1,186
Income (604) (1,806) – 2,472
International Allocation – 8,346 – 15,926
International Index – 1,220 – 1,320
Large Cap Value – 18,435 21,311 12,496
Limited Maturity Bond (59) 318 – 1,245
Mid Cap Stock 3,651 12,011 5,582 2,799
Small Cap Stock – 7,033 – 1,174
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 21,705
Total Income/Non Cash Income from Affiliated
Investments $73,705
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $4,047 $91,422 $ 44,032

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 37.5% ) Value
Asset-Backed Securities (0.9%)
510 Asset Backed Trust
$ 1,906,281
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 1,837,194
720 East CLO, Ltd.
2,100,000
8.575%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
a,c
2,117,168
750,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
756,203
Access Group, Inc.
135,669
5.950%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,c
134,767
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
965,970
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,260,125
Ares XL CLO, Ltd.
2,100,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
2,100,241
Avis Budget Rental Car Funding
AESOP, LLC
562,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
a
559,397
CarVal CLO I, Ltd.
1,250,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
1,254,144
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,138,830
Commonbond Student Loan Trust
118,265
5.960%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
116,210
Dryden 36 Senior Loan Fund
1,800,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
1,801,800
Foundation Finance Trust
695,961
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
632,750
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,140,243
Goodgreen
1,343,759
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,213,358
Home Partners of America Trust
2,498,630
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,295,875
2,035,102
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,702,598
Hotwire Funding, LLC
1,750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,771,512
Principal
Amount Long-Term Fixed Income (37.5%) Value
Asset-Backed Securities (0.9%) - continued
Laurel Road Prime Student Loan
Trust
$ 642,681
5.930%,  11/25/2043, Ser.
2018-D, Class A
a,c
$ 599,915
National Collegiate Trust
459,573
5.755%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
447,924
Oak Street Investment
1,662,864
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,561,075
Pretium Mortgage Credit Partners,
LLC
554,361
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
552,194
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
b
699,697
Saxon Asset Securities Trust
860,035
3.242%,  8/25/2035, Ser.
2004-2, Class MF2
c
719,923
Sunnova Hestia II Issuer, LLC
1,300,000
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d,e
1,303,250
Unlock HEA Trust
1,389,389
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,368,396
VCAT Asset Securitization, LLC
1,182,769
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
1,202,329
Vericrest Opportunity Loan
Transferee
625,126
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
615,880
914,938
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
839,237
502,080
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
497,395
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
720,764
Wind River CLO, Ltd.
1,275,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
1,275,516
Total 36,201,880
Basic Materials (0.3%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
106,000 8.625%,  6/15/2029
a
108,782
ATI, Inc.
272,000 7.250%,  8/15/2030 280,774
Axalta Coating Systems Dutch
Holding B BV
238,000 7.250%,  2/15/2031
a
247,150
Cascades, Inc./Cascades USA,
Inc.
316,000 5.125%,  1/15/2026
a
311,168
Chemours Company
573,000 5.750%,  11/15/2028
a
529,020

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Basic Materials (0.3%) - continued
Cleveland-Cliffs, Inc.
$ 360,000 5.875%,  6/1/2027 $ 357,477
230,000 4.625%,  3/1/2029
a
217,651
Consolidated Energy Finance SA
785,000 5.625%,  10/15/2028
a
667,424
First Quantum Minerals, Ltd.
162,000 6.875%,  10/15/2027
a
158,267
FMC Corporation
519,000 5.150%,  5/18/2026 515,379
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
a
347,501
765,000 4.000%,  3/27/2027
a
737,430
515,000 6.125%,  10/6/2028
a
527,174
Hecla Mining Company
175,000 7.250%,  2/15/2028 175,095
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
a
401,068
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
155,000 9.000%,  7/1/2028
a
156,227
INEOS Finance plc
389,000 7.500%,  4/15/2029
a
393,011
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
a
529,649
Mercer International, Inc.
157,000 5.125%,  2/1/2029
f
138,175
Methanex Corporation
205,000 4.250%,  12/1/2024 203,205
195,000 5.125%,  10/15/2027 188,092
129,000 5.250%,  12/15/2029 124,463
Mineral Resources, Ltd.
82,000 9.250%,  10/1/2028
a
86,062
Mosaic Company
463,000 5.375%,  11/15/2028 464,656
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034
a
182,713
Novelis Corporation
160,000 3.250%,  11/15/2026
a
150,561
210,000 4.750%,  1/30/2030
a
194,818
160,000 3.875%,  8/15/2031
a
138,525
OCI NV
278,000 4.625%,  10/15/2025
a
273,161
Olin Corporation
210,000 5.125%,  9/15/2027 203,700
SCIL IV, LLC/SCIL USA Holdings,
LLC
274,000 5.375%,  11/1/2026
a
264,942
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054
a
497,196
SNF Group SACA
409,000 3.375%,  3/15/2030
a
352,727
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
a
396,814
Taseko Mines, Ltd.
269,000 8.250%,  5/1/2030
a
275,192
Tronox, Inc.
135,000 4.625%,  3/15/2029
a
121,863
Principal
Amount Long-Term Fixed Income (37.5%) Value
Basic Materials (0.3%) - continued
United States Steel Corporation
$ 438,000 6.875%,  3/1/2029 $ 440,117
Total 11,357,229
Capital Goods (0.6%)
AAR Escrow Issuer, LLC
178,000 6.750%,  3/15/2029
a
181,450
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
a
376,356
AECOM
269,000 5.125%,  3/15/2027 264,339
Amsted Industries, Inc.
342,000 5.625%,  7/1/2027
a
336,337
BAE Systems plc
400,000 5.250%,  3/26/2031
a
398,929
Boeing Company
1,137,000 5.930%,  5/1/2060 1,016,536
551,000 5.040%,  5/1/2027 538,860
299,000 6.259%,  5/1/2027
a
301,021
335,000 6.388%,  5/1/2031
a
341,049
1,250,000 5.705%,  5/1/2040 1,152,456
Bombardier, Inc.
69,000 7.875%,  4/15/2027
a
69,176
350,000 6.000%,  2/15/2028
a
345,974
109,000 7.250%,  7/1/2031
a
111,912
373,000 7.000%,  6/1/2032
a
378,181
Brand Industrial Services, Inc.
292,000 10.375%,  8/1/2030
a
315,563
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
250,681
Camelot Return Merger Sub, Inc.
130,000 8.750%,  8/1/2028
a
127,452
Canpack SA/Canpack US, LLC
548,000 3.875%,  11/15/2029
a
491,259
Carrier Global Corporation
567,000 2.700%,  2/15/2031 487,429
Caterpillar Financial Services
Corporation
519,000 5.000%,  5/14/2027 519,320
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
a
424,713
Clean Harbors, Inc.
264,000 6.375%,  2/1/2031
a
264,688
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
54,056
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 364,724
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
414,000 6.625%,  12/15/2030
a
417,230
EquipmentShare.com, Inc.
134,000 8.625%,  5/15/2032
a
138,948
ESAB Corporation
107,000 6.250%,  4/15/2029
a
107,642
Gates Corporation
80,000 6.875%,  7/1/2029
a
81,395
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
a
315,070
550,000 3.500%,  9/1/2028
a
507,028

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Capital Goods (0.6%) - continued
H&E Equipment Services, Inc.
$ 697,000 3.875%,  12/15/2028
a
$ 628,881
Herc Holdings, Inc.
223,000 5.500%,  7/15/2027
a
219,510
212,000 6.625%,  6/15/2029
a
214,973
Howmet Aerospace, Inc.
805,000 5.950%,  2/1/2037 828,434
Ingersoll Rand, Inc.
499,000 5.176%,  6/15/2029 498,980
128,000 5.700%,  8/14/2033 130,855
Lockheed Martin Corporation
451,000 5.200%,  2/15/2064 426,401
284,000 6.150%,  9/1/2036 308,216
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
81,000 6.750%,  4/1/2032
a
81,576
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
a,f
204,882
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
212,414
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
a
393,647
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
a
501,329
Nordson Corporation
512,000 5.600%,  9/15/2028 518,127
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 728,479
OI European Group BV
444,000 4.750%,  2/15/2030
a
405,927
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
220,549
107,000 7.375%,  6/1/2032
a
107,124
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
a
298,600
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 671,642
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
189,847
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
a
288,955
RTX Corporation
159,000 6.400%,  3/15/2054 173,361
414,000 4.125%,  11/16/2028 398,516
775,000 4.450%,  11/16/2038 684,323
Sealed Air Corporation/Sealed Air
Corporation (US)
345,000 6.125%,  2/1/2028
a
344,168
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
a
401,030
Spirit AeroSystems, Inc.
404,000 9.750%,  11/15/2030
a
445,659
SRM Escrow Issuer, LLC
235,000 6.000%,  11/1/2028
a
229,587
Summit Materials, LLC/Summit
Materials Finance Corporation
108,000 7.250%,  1/15/2031
a
111,851
Principal
Amount Long-Term Fixed Income (37.5%) Value
Capital Goods (0.6%) - continued
Textron, Inc.
$ 710,000 3.375%,  3/1/2028 $ 665,286
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 282,042
TransDigm, Inc.
704,000 5.500%,  11/15/2027 691,285
457,000 7.125%,  12/1/2031
a
470,882
378,000 6.625%,  3/1/2032
a
381,802
Trivium Packaging Finance
203,000 5.500%,  8/15/2026
a
198,897
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 392,525
360,000 4.000%,  7/15/2030 325,555
Veralto Corporation
507,000 5.350%,  9/18/2028
a
509,120
WESCO Distribution, Inc.
260,000 7.250%,  6/15/2028
a
264,664
135,000 6.375%,  3/15/2029
a
135,488
95,000 6.625%,  3/15/2032
a
96,000
Total 25,961,163
Collateralized Mortgage Obligations (1.6%)
A&D Mortgage Trust
1,466,565
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
1,468,551
Alternative Loan Trust
617,037
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 335,689
BINOM Securitization Trust
911,133
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,c
788,794
CHNGE Mortgage Trust
1,602,847
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
1,599,295
2,001,808
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
1,976,096
Citicorp Mortgage Securities, Inc.
1,029,764
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 898,426
COLT Mortgage Loan Trust
1,701,959
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
1,458,645
Countrywide Alternative Loan Trust
757,148
4.003%,  10/25/2035, Ser.
2005-43, Class 4A1
c
605,529
1,074,741
7.000%,  10/25/2037, Ser.
2007-24, Class A10 372,613
Countrywide Home Loans, Inc.
187,017
5.750%,  4/25/2037, Ser.
2007-3, Class A27 84,846
Credit Suisse Mortgage Trust
1,030,905
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
1,022,293
1,098,184
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
926,951
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
80,098
6.000%,  7/25/2024, Ser.
2006-AR5, Class 23A 42,318

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 3,823,094
4.000%,  1/25/2051, Ser.
5249, Class LA $ 3,651,427
988,905
3.000%,  2/15/2033, Ser.
4170, Class IG
g
74,014
1,143,246
3.000%,  3/15/2033, Ser.
4180, Class PI
g
104,737
2,907,994
4.500%,  10/15/2033, Ser.
2695, Class BH 2,852,450
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,066,105
Federal National Mortgage
Association - REMIC
2,797,997
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,736,911
2,863,395
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,260,180
1,109,209
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
33,186
6,569,000
5.250%,  7/25/2039, Ser.
2022-72, Class CB 6,488,250
2,769,699
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,703,514
Flagstar Mortgage Trust
1,062,649
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
923,509
GCAT Trust
1,406,332
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,237,664
GS Mortgage-Backed Securities
Trust
2,437,985
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,c
2,015,338
HTAP
1,500,000
7.000%,  4/25/2037, Ser.
2024-1, Class A
a,c
1,466,874
J.P. Morgan Mortgage Trust
2,131,969
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,c
1,692,933
1,466,129
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
1,196,450
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,418,171
900,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a
900,636
Mello Mortgage Capital
Acceptance
2,168,293
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,c
1,721,505
Merrill Lynch Alternative Note
Asset Trust
184,849
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 65,900
New Residential Mortgage Loan
Trust
4,072,043
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,c
3,233,487
OBX Trust
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
1,223,007
Principal
Amount Long-Term Fixed Income (37.5%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Palisades Mortgage Loan Trust
$ 2,057,511
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
$ 2,057,511
Preston Ridge Partners Mortgage
Trust, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
1,178,171
Residential Accredit Loans, Inc.
Trust
437,338
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 370,043
Residential Asset Securitization
Trust
1,556,737
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 906,247
ROC Securities Trust Series
1,402,062
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
1,397,560
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
2,115,706
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c,e
1,600,000
Sequoia Mortgage Trust
532,671
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
c
354,384
TRK Trust
1,370,149
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,172,679
Vericrest Opportunity Loan
Transferee
664,776
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
658,936
Verus Securitization Trust
838,737
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
722,221
Total 64,179,752
Commercial Mortgage-Backed Securities (0.7%)
BANK 2022-BNK39
9,680,499
0.530%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,g
249,735
BBCMS Mortgage Trust
3,000,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3
h
3,083,867
17,244,401
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
1,270,353
14,205,895
1.939%,  10/15/2053, Ser.
2020-C8, Class XA
c,g
1,127,995
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
6,450,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
6,531,638
4,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
c,d
4,190,884
1,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
1,597,583
1,050,000
3.530%,  8/25/2032, Ser.
K149, Class A2
d
960,682

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Commercial Mortgage-Backed Securities (0.7%)
- continued
$ 650,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
$ 601,825
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
c,d
6,658,022
Morgan Stanley Capital I Trust
14,664,880
1.954%,  7/15/2053, Ser.
2020-HR8, Class XA
c,g
1,234,157
Total 27,506,741
Communications Services (0.9%)
AMC Networks, Inc.
67,000 10.250%,  1/15/2029
a
66,008
American Tower Corporation
245,000 3.375%,  10/15/2026 233,986
505,000 5.800%,  11/15/2028 514,794
660,000 2.900%,  1/15/2030 581,828
321,000 5.650%,  3/15/2033 323,035
AT&T, Inc.
805,000 3.650%,  6/1/2051 568,599
1,129,000 3.500%,  9/15/2053 766,408
522,000 5.400%,  2/15/2034 522,005
1,026,000 4.900%,  8/15/2037 960,376
Bell Telephone Company of
Canada
677,000 5.550%,  2/15/2054 656,144
CCO Holdings, LLC/CCO Holdings
Capital Corporation
640,000 5.125%,  5/1/2027
a
614,493
328,000 5.000%,  2/1/2028
a
306,644
71,000 6.375%,  9/1/2029
a
67,488
770,000 4.750%,  3/1/2030
a
666,918
510,000 4.500%,  8/15/2030
a
431,754
220,000 4.250%,  2/1/2031
a
179,617
96,000 4.750%,  2/1/2032
a
78,621
350,000 4.250%,  1/15/2034
a
265,670
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
349,000 6.150%,  11/10/2026 352,373
803,000 4.200%,  3/15/2028 758,864
549,000 6.100%,  6/1/2029 550,796
1,225,000 3.500%,  6/1/2041 822,731
Cimpress plc
272,000 7.000%,  6/15/2026 271,782
Clear Channel Outdoor Holdings,
Inc.
65,000 7.875%,  4/1/2030
a
65,426
Clear Channel Worldwide
Holdings, Inc.
560,000 5.125%,  8/15/2027
a
534,792
Comcast Corporation
803,000 5.350%,  5/15/2053 769,760
333,000 5.100%,  6/1/2029
f
334,942
640,000 4.400%,  8/15/2035 592,595
885,000 4.750%,  3/1/2044 796,100
Connect Finco SARL/Connect US
Finco, LLC
212,000 6.750%,  10/1/2026
a
204,612
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,556,235
Principal
Amount Long-Term Fixed Income (37.5%) Value
Communications Services (0.9%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 899,000 5.875%,  8/15/2027
a
$ 845,587
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
a
446,173
187,000 8.750%,  5/15/2030
a
192,693
130,000 8.625%,  3/15/2031
a
133,917
GCI, LLC
405,000 4.750%,  10/15/2028
a
369,675
Gray Television, Inc.
227,000 7.000%,  5/15/2027
a,f
209,000
373,000 10.500%,  7/15/2029
a
375,007
Iliad Holding SASU
247,000 6.500%,  10/15/2026
a
245,906
348,000 8.500%,  4/15/2031
a
352,363
Intelsat Jackson Holdings SA
343,000 6.500%,  3/15/2030
a
319,118
Lamar Media Corporation
223,000 3.625%,  1/15/2031 196,133
LCPR Senior Secured Financing
DAC
545,000 6.750%,  10/15/2027
a
510,411
Level 3 Financing, Inc.
129,730 10.500%,  4/15/2029
a
129,406
129,729 11.000%,  11/15/2029
a,f
132,752
198,000 10.500%,  5/15/2030
a
196,102
McGraw-Hill Education, Inc.
333,000 5.750%,  8/1/2028
a
321,111
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 410,307
Netflix, Inc.
219,000 5.875%,  11/15/2028 225,640
480,000 5.375%,  11/15/2029
a
484,686
450,000 4.875%,  6/15/2030
a
442,924
News Corporation
395,000 3.875%,  5/15/2029
a
363,597
Nexstar Media, Inc.
159,000 5.625%,  7/15/2027
a
151,051
Omnicom Group, Inc.
330,000 4.200%,  6/1/2030 314,260
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
164,000 4.625%,  3/15/2030
a
147,673
Paramount Global
113,000 6.375%,  3/30/2062
c
99,797
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
a
305,356
Rogers Communications, Inc.
620,000 5.000%,  2/15/2029 612,358
813,000 5.300%,  2/15/2034 797,760
Scripps Escrow II, Inc.
127,000 3.875%,  1/15/2029
a
88,453
Sinclair Television Group, Inc.
119,000 4.125%,  12/1/2030
a,f
79,730
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
a
512,113
295,000 4.000%,  7/15/2028
a
266,489
Sprint Capital Corporation
1,308,000 8.750%,  3/15/2032 1,573,278

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Communications Services (0.9%) - continued
Take-Two Interactive Software, Inc.
$ 305,000 5.600%,  6/12/2034 $ 304,236
TEGNA, Inc.
135,000 4.750%,  3/15/2026
a
131,965
425,000 4.625%,  3/15/2028 382,948
Telecom Italia Capital SA
21,000 6.000%,  9/30/2034
f
18,943
319,000 6.000%,  9/30/2034
a
301,897
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
189,461
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 907,776
758,000 4.850%,  1/15/2029 748,585
900,000 4.375%,  4/15/2040 779,902
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
411,000 4.750%,  4/15/2028
a
336,053
Univision Communications, Inc.
53,000 8.000%,  8/15/2028
a
51,687
445,000 4.500%,  5/1/2029
a
374,009
195,000 7.375%,  6/30/2030
a
181,383
Urban One, Inc.
81,000 7.375%,  2/1/2028
a
62,256
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 482,077
1,842,000 2.650%,  11/20/2040 1,268,725
1,219,000 3.400%,  3/22/2041 932,159
Viasat, Inc.
216,000 6.500%,  7/15/2028
a,f
163,518
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
136,050
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
311,725
Vodafone Group plc
97,000 5.125%,  6/4/2081
c
71,340
529,000 5.750%,  6/28/2054 512,305
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
a
478,348
Warnermedia Holdings, Inc.
617,000 4.054%,  3/15/2029 569,795
805,000 5.050%,  3/15/2042 654,794
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
145,000 7.750%,  8/15/2028
a
136,597
Ziggo Bond Company BV
157,000 5.125%,  2/28/2030
a,f
133,397
Ziggo BV
143,000 4.875%,  1/15/2030
a
127,128
Total 38,015,281
Consumer Cyclical (1.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
640,000 4.375%,  1/15/2028
a
603,631
Adient Global Holdings, Ltd.
217,000 8.250%,  4/15/2031
a
226,466
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
8,000 6.625%,  7/15/2026
a
7,976
Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Cyclical (1.2%) - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 330,000 4.625%,  6/1/2028
a
$ 300,988
285,000 4.625%,  6/1/2028
a
259,646
Allison Transmission, Inc.
224,000 3.750%,  1/30/2031
a
196,388
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 591,651
American Axle & Manufacturing,
Inc.
331,000 6.875%,  7/1/2028 330,354
373,000 5.000%,  10/1/2029
f
342,069
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
72,000 7.000%,  4/15/2030
a
58,874
Arko Corporation
264,000 5.125%,  11/15/2029
a,f
229,819
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
208,382
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
234,248
74,000 4.625%,  4/1/2030
a
66,138
Aston Martin Capital Holdings, Ltd.
170,000 10.000%,  3/31/2029
a
167,503
Beazer Homes USA, Inc.
224,000 7.500%,  3/15/2031
a
223,533
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
a
357,991
Boyne USA, Inc.
214,000 4.750%,  5/15/2029
a
199,683
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
370,000 6.250%,  9/15/2027
a
364,149
Caesars Entertainment, Inc.
135,000 8.125%,  7/1/2027
a
137,745
882,000 4.625%,  10/15/2029
a
808,592
162,000 6.500%,  2/15/2032
a
162,794
Carnival Corporation
262,000 7.625%,  3/1/2026
a
264,590
647,000 5.750%,  3/1/2027
a
639,186
313,000 4.000%,  8/1/2028
a
293,944
261,000 6.000%,  5/1/2029
a
257,821
Cedar Fair, LP
322,000 5.250%,  7/15/2029 308,465
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
65,000 5.375%,  4/15/2027 64,420
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
253,113
164,000 6.750%,  5/1/2031
a
164,888
Cinemark USA, Inc.
399,000 5.875%,  3/15/2026
a
394,656
Clarios Global, LP/Clarios US
Finance Company, Inc.
205,000 8.500%,  5/15/2027
a
206,156
409,000 6.750%,  5/15/2028
a
413,930

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Cyclical (1.2%) - continued
Crocs, Inc.
$ 131,000 4.250%,  3/15/2029
a
$ 119,404
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
64,521
D.R. Horton, Inc.
274,000 2.600%,  10/15/2025 264,004
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
a
775,443
Dana, Inc.
130,000 5.625%,  6/15/2028 126,124
197,000 4.500%,  2/15/2032 169,185
eG Global Finance plc
65,000 12.000%,  11/30/2028
a
69,204
Expedia Group, Inc.
1,103,000 3.250%,  2/15/2030 994,224
Ford Motor Credit Company, LLC
450,000 2.300%,  2/10/2025 439,982
476,000 5.850%,  5/17/2027 475,942
770,000 2.900%,  2/10/2029 678,912
605,000 7.122%,  11/7/2033 639,289
Forestar Group, Inc.
136,000 3.850%,  5/15/2026
a
130,126
Gap, Inc.
93,000 3.625%,  10/1/2029
a
80,514
Garrett Motion Holdings, Inc./
Garrett LX I SARL
187,000 7.750%,  5/31/2032
a
189,510
General Motors Company
700,000 6.125%,  10/1/2025 703,643
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 416,769
243,000 5.400%,  5/8/2027 242,866
817,000 5.800%,  1/7/2029 824,271
418,000 5.600%,  6/18/2031 414,872
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,004,551
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
129,000 3.500%,  3/1/2029
a
116,494
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 125,661
270,000 5.000%,  7/15/2029 251,314
Hanesbrands, Inc.
152,000 4.875%,  5/15/2026
a
148,702
149,000 9.000%,  2/15/2031
a,f
156,113
Harley-Davidson Financial
Services, Inc.
473,000 5.950%,  6/11/2029
a
471,997
Hilton Domestic Operating
Company, Inc.
595,000 4.875%,  1/15/2030 571,066
65,000 4.000%,  5/1/2031
a
58,182
377,000 3.625%,  2/15/2032
a
326,249
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
462,000 5.000%,  6/1/2029
a
430,791
Home Depot, Inc.
675,000 5.150%,  6/25/2026 675,567
Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Cyclical (1.2%) - continued
$ 555,000 5.400%,  9/15/2040 $ 554,023
840,000 4.250%,  4/1/2046 706,468
700,000 3.900%,  6/15/2047 552,138
Hyundai Capital America
505,000 6.250%,  11/3/2025
a
508,791
1,000,000 1.800%,  1/10/2028
a
886,141
420,000 5.300%,  6/24/2029
a
417,732
International Game Technology plc
445,000 5.250%,  1/15/2029
a
430,582
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
a
206,821
Jaguar Land Rover Automotive plc
156,000 5.500%,  7/15/2029
a
149,518
KB Home
360,000 4.800%,  11/15/2029 339,426
L Brands, Inc.
600,000 6.625%,  10/1/2030
a
601,873
140,000 6.875%,  11/1/2035 141,194
Las Vegas Sands Corporation
344,000 5.900%,  6/1/2027 345,826
Light & Wonder International, Inc.
490,000 7.250%,  11/15/2029
a
500,439
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
138,957
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 518,992
1,057,000 2.625%,  4/1/2031 901,740
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
a,f
378,492
131,000 6.125%,  3/15/2032
a
125,100
Marriott International, Inc./MD
885,000 4.625%,  6/15/2030 858,890
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
a
297,310
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 956,302
Melco Resorts Finance, Ltd.
361,000 5.375%,  12/4/2029
a
322,561
335,000 7.625%,  4/17/2032
a
332,206
Michaels Companies, Inc.
193,000 5.250%,  5/1/2028
a
154,399
NCL Corporation, Ltd.
158,000 5.875%,  3/15/2026
a
156,202
347,000 5.875%,  2/15/2027
a
342,467
Nissan Motor Acceptance
Company, LLC
741,000 1.125%,  9/16/2024
a
733,066
Nordstrom, Inc.
132,000 4.375%,  4/1/2030 120,021
187,000 4.250%,  8/1/2031 166,278
PENN Entertainment, Inc.
325,000 4.125%,  7/1/2029
a,f
278,741
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
a
483,016
350,000 7.750%,  2/15/2029
a
340,854
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
420,000 5.750%,  4/15/2026
a
416,809
305,000 6.250%,  1/15/2028
a
300,554

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Cyclical (1.2%) - continued
QVC, Inc.
$ 83,000 4.375%,  9/1/2028
f
$ 60,697
Raising Cane's Restaurants, LLC
162,000 9.375%,  5/1/2029
a
174,966
Rakuten Group, Inc.
196,000 11.250%,  2/15/2027
a
209,330
225,000 9.750%,  4/15/2029
a
231,919
Royal Caribbean Cruises, Ltd.
723,000 4.250%,  7/1/2026
a
699,717
254,000 9.250%,  1/15/2029
a
271,161
116,000 7.250%,  1/15/2030
a
120,108
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
a
60,439
SeaWorld Parks and
Entertainment, Inc.
317,000 5.250%,  8/15/2029
a
299,525
Service Corporation International/
US
129,000 3.375%,  8/15/2030 112,268
Six Flags Entertainment
Corporation
66,000 7.250%,  5/15/2031
a
67,195
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
65,000 6.625%,  5/1/2032
a
66,055
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
a
136,427
Sonic Automotive, Inc.
163,000 4.875%,  11/15/2031
a
143,519
Staples, Inc.
266,000 10.750%,  9/1/2029
a
252,787
Station Casinos, LLC
307,000 4.625%,  12/1/2031
a
273,630
Target Corporation
805,000 2.950%,  1/15/2052 518,435
Tenneco, Inc.
432,000 8.000%,  11/17/2028
a
393,269
Toyota Motor Credit Corporation
650,000 5.200%,  5/15/2026 651,068
239,000 4.800%,  1/5/2034 232,257
Tripadvisor, Inc.
84,000 7.000%,  7/15/2025
a
84,237
VICI Properties, LP/VICI Note
Company, Inc.
797,000 4.625%,  6/15/2025
a
786,580
240,000 5.750%,  2/1/2027
a
240,005
371,000 4.125%,  8/15/2030
a
337,411
Victoria's Secret & Company
311,000 4.625%,  7/15/2029
a
258,571
Viking Cruises, Ltd.
663,000 5.875%,  9/15/2027
a
656,141
Volkswagen Group of America
Finance, LLC
750,000 5.300%,  3/22/2027
a
750,202
Wabash National Corporation
426,000 4.500%,  10/15/2028
a
383,324
Walgreens Boots Alliance, Inc.
229,000 3.200%,  4/15/2030
f
191,700
97,000 4.800%,  11/18/2044
f
76,169
Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Cyclical (1.2%) - continued
Walmart, Inc.
$ 608,000 4.500%,  9/9/2052 $ 539,726
WASH Multifamily Acquisition, Inc.
205,000 5.750%,  4/15/2026
a
200,406
Wyndham Hotels & Resorts, Inc.
340,000 4.375%,  8/15/2028
a
316,963
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
317,000 7.125%,  2/15/2031
a
328,705
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
a
476,231
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
229,852
Total 46,990,205
Consumer Non-Cyclical (1.2%)
1375209 B.C., Ltd.
130,000 9.000%,  1/30/2028
a,f
125,005
Abbott Laboratories
743,000 4.750%,  11/30/2036 721,313
AbbVie, Inc.
241,000 5.400%,  3/15/2054 238,305
555,000 5.350%,  3/15/2044 548,583
AdaptHealth, LLC
575,000 4.625%,  8/1/2029
a
498,241
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
416,000 4.625%,  1/15/2027
a
401,822
443,000 3.500%,  3/15/2029
a
398,497
Altria Group, Inc.
505,000 6.875%,  11/1/2033 545,694
Amgen, Inc.
735,000 4.200%,  2/22/2052 581,183
808,000 5.600%,  3/2/2043 796,305
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 960,048
Anheuser-Busch InBev Worldwide,
Inc.
1,228,000 4.375%,  4/15/2038 1,117,802
623,000 5.550%,  1/23/2049 627,658
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 564,915
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 937,867
B&G Foods, Inc.
259,000 8.000%,  9/15/2028
a,h
263,202
BAT Capital Corporation
214,000 5.834%,  2/20/2031 217,017
500,000 7.079%,  8/2/2043 526,880
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
83,947
Bausch Health Companies, Inc.
208,000 5.500%,  11/1/2025
a
193,758
482,000 4.875%,  6/1/2028
a
360,710
Baxter International, Inc.
755,000 3.132%,  12/1/2051 473,076

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Non-Cyclical (1.2%) - continued
Becton, Dickinson and Company
$ 291,000 3.794%,  5/20/2050 $ 220,194
865,000 3.700%,  6/6/2027 832,216
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
a
237,751
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,045,046
Campbell Soup Company
460,000 5.400%,  3/21/2034 456,980
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
543,773
Catalent Pharma Solutions, Inc.
162,000 3.125%,  2/15/2029
a
155,047
Central Garden & Pet Company
500,000 4.125%,  10/15/2030
f
445,614
Charles River Laboratories
International, Inc.
156,000 4.000%,  3/15/2031
a
139,136
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
a
55,505
Chobani, LLC/Chobani Finance
Corporation, Inc.
250,000 4.625%,  11/15/2028
a
236,102
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
a
280,293
96,000 8.000%,  12/15/2027
a
95,193
401,000 6.000%,  1/15/2029
a
353,885
266,000 5.250%,  5/15/2030
a
219,315
176,000 4.750%,  2/15/2031
a
138,377
186,000 10.875%,  1/15/2032
a
193,586
Conagra Brands, Inc.
854,000 1.375%,  11/1/2027 752,273
Concentra Escrow Issuer
Corporation
41,000 6.875%,  7/15/2032
a,h
41,540
Constellation Brands, Inc.
624,000 3.600%,  2/15/2028 591,723
369,000 2.875%,  5/1/2030 325,655
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
a
468,560
273,000 6.625%,  7/15/2030
a
277,040
CVS Health Corporation
1,295,000 4.875%,  7/20/2035 1,209,910
487,000 4.780%,  3/25/2038 434,802
1,619,000 6.000%,  6/1/2044 1,586,510
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
a
282,951
Eli Lilly & Company
401,000 4.950%,  2/27/2063 372,741
Embecta Corporation
128,000 6.750%,  2/15/2030
a,f
111,256
Encompass Health Corporation
615,000 4.500%,  2/1/2028 585,015
Endo Finance Holdings, Inc.
130,000 8.500%,  4/15/2031
a,f
134,157
Energizer Holdings, Inc.
484,000 4.750%,  6/15/2028
a
453,092
Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Non-Cyclical (1.2%) - continued
Fortrea Holdings, Inc.
$ 212,000 7.500%,  7/1/2030
a,f
$ 210,640
General Mills, Inc.
214,000 4.950%,  3/29/2033 208,435
Grifols SA
162,000 4.750%,  10/15/2028
a,f
139,802
HCA, Inc.
921,000 3.500%,  9/1/2030 830,776
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
131,000 7.875%,  9/1/2025
a,f
128,659
HLF Financing SARL, LLC/
Herbalife International, Inc.
240,000 4.875%,  6/1/2029
a
166,277
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
a
1,111,378
Jazz Securities DAC
223,000 4.375%,  1/15/2029
a
207,024
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
533,000 5.500%,  1/15/2030 524,877
743,000 3.000%,  5/15/2032 611,655
Johnson & Johnson
480,000 5.250%,  6/1/2054 482,045
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
131,000 9.000%,  2/15/2029
a
134,261
Keurig Dr Pepper, Inc.
1,000,000 5.200%,  3/15/2031 998,003
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 561,633
Kraft Heinz Foods Company
513,000 4.375%,  6/1/2046 417,212
Legacy LifePoint Health, LLC
163,000 4.375%,  2/15/2027
a
155,706
LifePoint Health, Inc.
255,000 9.875%,  8/15/2030
a
271,938
167,000 11.000%,  10/15/2030
a
183,995
Mattel, Inc.
670,000 5.450%,  11/1/2041 601,629
Medline Borrower, LP/Medline Co-
Issuer, Inc.
296,000 6.250%,  4/1/2029
a
299,350
Medtronic, Inc.
804,000 4.375%,  3/15/2035 757,312
ModivCare, Inc.
109,000 5.875%,  11/15/2025
a,f
110,601
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
a
360,076
262,000 5.250%,  10/1/2029
a
250,034
MPH Acquisition Holdings, LLC
129,000 5.500%,  9/1/2028
a
97,384
Newell Brands, Inc.
134,000 6.375%,  9/15/2027
f
132,144
133,000 6.625%,  9/15/2029 130,410
Organon & Company/Organon
Foreign Debt Co-Issuer BV
181,000 4.125%,  4/30/2028
a
168,094
517,000 5.125%,  4/30/2031
a
464,396

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Consumer Non-Cyclical (1.2%) - continued
Owens & Minor, Inc.
$ 371,000 6.625%,  4/1/2030
a,f
$ 337,277
PepsiCo, Inc.
515,000 4.200%,  7/18/2052 429,510
Performance Food Group, Inc.
195,000 4.250%,  8/1/2029
a
177,530
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 208,685
Pfizer Investment Enterprises,
Private Ltd.
1,204,000 5.300%,  5/19/2053 1,161,280
509,000 5.110%,  5/19/2043 483,950
Philip Morris International, Inc.
512,000 5.500%,  9/7/2030 518,818
240,000 5.125%,  2/13/2031 237,453
802,000 5.375%,  2/15/2033 796,325
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
179,189
322,000 4.500%,  9/15/2031
a
288,624
Primo Water Holdings, Inc.
374,000 4.375%,  4/30/2029
a
344,553
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
638,255
Royalty Pharma plc
431,000 5.150%,  9/2/2029 427,359
Scotts Miracle-Gro Company
152,000 4.500%,  10/15/2029 138,937
Simmons Foods, Inc.
529,000 4.625%,  3/1/2029
a
465,181
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a,f
28,415
Star Parent, Inc.
274,000 9.000%,  10/1/2030
a
287,672
Sysco Corporation
797,000 6.600%,  4/1/2040 860,813
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 530,153
722,000 5.650%,  7/5/2044
h
709,021
Tenet Healthcare Corporation
810,000 5.125%,  11/1/2027 792,693
205,000 6.125%,  10/1/2028 203,975
330,000 6.750%,  5/15/2031
a
334,954
Teva Pharmaceutical Finance
Netherlands III BV
297,000 3.150%,  10/1/2026 278,746
Viterra Finance BV
642,000 3.200%,  4/21/2031
a
554,506
Wyeth, LLC
525,000 6.500%,  2/1/2034 576,829
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,127,354
Total 48,290,869
Energy (1.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
273,359
Principal
Amount Long-Term Fixed Income (37.5%) Value
Energy (1.0%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 463,000 6.250%,  4/1/2028
a
$ 458,547
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
271,000 8.250%,  12/31/2028
a
277,639
133,000 5.875%,  6/30/2029
a
129,977
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
a
286,549
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
216,917
Borr IHC, Ltd./Borr Finance, LLC
323,942 10.375%,  11/15/2030
a
338,832
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 842,426
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
174,730
259,000 6.875%,  7/1/2029
a
259,967
California Resources Corporation
160,000 8.250%,  6/15/2029
a
163,335
Canadian Natural Resources, Ltd.
319,000 2.950%,  7/15/2030 279,787
Cheniere Energy Partners, LP
2,019,000 4.500%,  10/1/2029 1,923,385
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034
a
133,105
Civitas Resources, Inc.
189,000 8.375%,  7/1/2028
a
198,040
95,000 8.625%,  11/1/2030
a
101,861
358,000 8.750%,  7/1/2031
a
383,400
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
155,595
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
525,675
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
132,789
Comstock Resources, Inc.
261,000 6.750%,  3/1/2029
a
250,932
330,000 5.875%,  1/15/2030
a
307,072
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
869,014
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
a
290,065
Crescent Energy Finance, LLC
162,000 9.250%,  2/15/2028
a
171,158
404,000 7.625%,  4/1/2032
a
411,753
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
299,456
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
115,463
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 663,098
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
a
206,018
Enbridge, Inc.
715,000 5.250%,  4/5/2027 714,952

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Energy (1.0%) - continued
Enerflex, Ltd.
$ 224,000 9.000%,  10/15/2027
a
$ 226,816
Energy Transfer, LP
316,000 8.000%,  5/15/2054
c
330,533
528,000 4.000%,  10/1/2027 506,916
765,000 4.900%,  3/15/2035 710,522
600,000 5.150%,  2/1/2043 525,112
1,090,000 6.000%,  6/15/2048 1,050,298
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 487,610
EQM Midstream Partners, LP
754,000 4.750%,  1/15/2031
a
705,024
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 866,026
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 225,111
321,000 7.875%,  5/15/2032 324,059
Halliburton Company
537,000 5.000%,  11/15/2045 486,114
Harvest Midstream I, LP
334,000 7.500%,  9/1/2028
a
339,344
194,000 7.500%,  5/15/2032
a
196,977
Hess Midstream Operations, LP
292,000 4.250%,  2/15/2030
a
268,030
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
323,201
130,000 6.000%,  4/15/2030
a
125,573
318,000 6.250%,  4/15/2032
a
305,814
Howard Midstream Energy
Partners, LLC
212,000 7.375%,  7/15/2032
a
215,298
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
344,282
Kodiak Gas Services, LLC
164,000 7.250%,  2/15/2029
a
168,113
Laredo Petroleum, Inc.
471,000 7.750%,  7/31/2029
a
474,731
MEG Energy Corporation
357,000 5.875%,  2/1/2029
a
347,260
MPLX, LP
1,073,000 4.950%,  9/1/2032 1,026,656
202,000 5.000%,  3/1/2033 192,988
Nabors Industries, Inc.
130,000 7.375%,  5/15/2027
a
132,235
332,000 9.125%,  1/31/2030
a
343,930
National Fuel Gas Company
935,000 5.500%,  1/15/2026 932,008
New Fortress Energy, Inc.
117,000 6.750%,  9/15/2025
a
113,577
108,000 8.750%,  3/15/2029
a,f
98,590
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
110,042
163,000 8.375%,  2/15/2032
a
165,509
Noble Finance II, LLC
130,000 8.000%,  4/15/2030
a
135,293
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
a
289,602
Principal
Amount Long-Term Fixed Income (37.5%) Value
Energy (1.0%) - continued
NuStar Logistics, LP
$ 264,000 6.375%,  10/1/2030 $ 268,452
Occidental Petroleum Corporation
1,269,000 7.875%,  9/15/2031 1,423,192
ONEOK, Inc.
244,000 5.000%,  3/1/2026 241,961
Ovintiv, Inc.
933,000 5.375%,  1/1/2026 928,212
510,000 6.250%,  7/15/2033 525,698
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 213,524
Permian Resources Operating,
LLC
201,000 7.000%,  1/15/2032
a
206,481
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
222,619
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
a
331,399
Range Resources Corporation
221,000 4.750%,  2/15/2030
a,f
207,375
Rockcliff Energy II, LLC
292,000 5.500%,  10/15/2029
a
273,327
Rockies Express Pipeline, LLC
340,000 4.950%,  7/15/2029
a
320,073
Saturn Oil & Gas, Inc.
159,000 9.625%,  6/15/2029
a
160,486
Schlumberger Holdings
Corporation
207,000 5.000%,  5/29/2027
a
206,377
SM Energy Company
200,000 6.500%,  7/15/2028 198,280
Southwestern Energy Company
191,000 4.750%,  2/1/2032 175,706
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 128,645
Suncor Energy, Inc.
763,000 7.150%,  2/1/2032 833,532
Sunoco, LP
390,000 7.000%,  5/1/2029
a
399,704
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 185,190
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
a
473,585
195,000 7.375%,  2/15/2029
a
195,953
Talos Production, Inc.
137,000 9.000%,  2/1/2029
a
143,788
Targa Resources Corporation
939,000 4.200%,  2/1/2033 844,327
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
a
273,996
Transocean, Inc.
385,200 8.750%,  2/15/2030
a
404,413

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Energy (1.0%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 230,000 7.125%,  3/15/2029
a
$ 231,750
Valaris, Ltd.
272,000 8.375%,  4/30/2030
a
281,586
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
a
354,278
235,000 4.125%,  8/15/2031
a
210,881
Venture Global LNG, Inc.
482,000 8.125%,  6/1/2028
a
496,565
562,000 8.375%,  6/1/2031
a
582,924
386,000 9.875%,  2/1/2032
a
420,132
Viridien SA
65,000 8.750%,  4/1/2027
a,f
61,953
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 531,169
267,000 6.150%,  4/1/2033 273,703
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 496,742
900,000 7.500%,  1/15/2031 994,351
Total 39,370,419
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
91,000 4.250%,  2/15/2029
a
82,664
130,000 7.500%,  11/6/2030
a
130,090
AEGON Funding Company, LLC
724,000 5.500%,  4/16/2027
a
720,928
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
581,000 6.100%,  1/15/2027 589,522
950,000 3.875%,  1/23/2028 900,071
475,000 3.400%,  10/29/2033 398,425
Agree, LP
357,000 5.625%,  6/15/2034 353,337
Air Lease Corporation
1,117,000 3.000%,  2/1/2030 989,276
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
a
560,650
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
121,723
275,000 6.750%,  4/15/2028
a
275,436
134,000 7.000%,  1/15/2031
a
135,370
Ally Financial, Inc.
900,000 5.750%,  11/20/2025 894,320
900,000 8.000%,  11/1/2031 993,229
204,000 6.700%,  2/14/2033
f
202,811
American Express Company
234,000 5.098%,  2/16/2028
c
232,957
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 714,985
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,003,647
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
108,295
322,000 4.875%,  6/30/2029
a
299,545
Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
ANZ Bank New Zealand, Ltd.
$ 550,000 5.548%,  8/11/2032
a,c
$ 548,628
Aon North America, Inc.
365,000 5.750%,  3/1/2054 356,990
Ares Capital Corporation
397,000 3.250%,  7/15/2025 385,701
975,000 3.875%,  1/15/2026 941,392
450,000 2.150%,  7/15/2026 415,891
441,000 5.875%,  3/1/2029 434,650
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 138,728
176,000 5.750%,  7/15/2054 170,906
Associated Banc-Corp
650,000 4.250%,  1/15/2025 643,084
Australia & New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
a,c
484,331
Avolon Holdings Funding, Ltd.
250,000 4.250%,  4/15/2026
a
242,822
629,000 5.750%,  3/1/2029
a
625,438
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
a
672,077
Banco Santander SA
1,000,000 4.175%,  3/24/2028
c
963,843
Bank of America Corporation
924,000 5.080%,  1/20/2027
c
918,454
500,000 1.734%,  7/22/2027
c
463,463
616,000 3.824%,  1/20/2028
c
593,723
467,000 5.202%,  4/25/2029
c
466,260
450,000 2.087%,  6/14/2029
c
399,215
1,200,000 2.496%,  2/13/2031
c
1,037,219
1,250,000 1.922%,  10/24/2031
c
1,022,637
804,000 2.972%,  2/4/2033
c
680,405
1,609,000 4.571%,  4/27/2033
c
1,517,387
760,000 5.872%,  9/15/2034
c
781,808
300,000 5.468%,  1/23/2035
c
299,697
1,075,000 3.846%,  3/8/2037
c
942,095
Bank of Montreal
210,000 5.266%,  12/11/2026 209,681
Bank of New York Mellon
Corporation
500,000 6.317%,  10/25/2029
c
522,603
Bank of Nova Scotia
275,000 4.850%,  2/1/2030 270,581
Barclays plc
128,000 6.125%,  12/15/2025
c,i
125,439
783,000 6.496%,  9/13/2027
c
796,008
621,000 4.972%,  5/16/2029
c
607,834
825,000 5.746%,  8/9/2033
c
822,895
Belrose Funding Trust
970,000 2.330%,  8/15/2030
a
790,139
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 688,629
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 229,028
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 784,145
490,000 6.250%,  1/25/2031
a
487,186
Blue Owl Capital Corporation II
385,000 8.450%,  11/15/2026
a
397,221

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
Blue Owl Credit Income
Corporation
$ 670,000 4.700%,  2/8/2027 $ 637,558
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
217,856
Blue Owl Technology Finance
Corporation II
485,000 6.750%,  4/4/2029
a
474,476
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
a,c
1,127,650
BPCE SA
860,000 3.500%,  10/23/2027
a
803,549
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
326,272
Camden Property Trust
661,000 3.150%,  7/1/2029 602,380
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 979,325
165,000 5.700%,  2/1/2030
c,f
165,785
Castlelake Aviation Finance DAC
212,000 5.000%,  4/15/2027
a
204,583
Centene Corporation
1,756,000 2.625%,  8/1/2031 1,442,058
Charles Schwab Corporation
1,059,000 2.450%,  3/3/2027 987,687
518,000 6.136%,  8/24/2034
c
539,413
Chubb INA Holdings, LLC
527,000 4.350%,  11/3/2045 454,734
Citibank NA
380,000 5.438%,  4/30/2026 381,321
Citigroup, Inc.
1,240,000 4.400%,  6/10/2025 1,223,063
620,000 3.200%,  10/21/2026 591,279
1,404,000 3.668%,  7/24/2028
c
1,338,335
415,000 4.125%,  7/25/2028 398,367
700,000 3.520%,  10/27/2028
c
661,632
300,000 5.174%,  2/13/2030
c
298,252
1,141,000 4.910%,  5/24/2033
c
1,095,657
648,000 6.174%,  5/25/2034
c
659,010
CNA Financial Corporation
371,000 5.125%,  2/15/2034 359,185
Comerica, Inc.
175,000 5.982%,  1/30/2030
c
172,435
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
a,c
1,075,067
Corebridge Financial, Inc.
402,000 4.350%,  4/5/2042 330,534
Credit Acceptance Corporation
243,000 9.250%,  12/15/2028
a
256,829
Credit Agricole SA
550,000 6.875%,  9/23/2024
a,c,i
547,962
Credit Suisse Group AG
775,000 7.250%,  N/A
*,j
85,250
Deutsche Bank AG/New York, NY
561,000 6.819%,  11/20/2029
c
583,433
950,000 3.729%,  1/14/2032
c
800,969
Discover Bank
910,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
908,853
Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
Diversified Healthcare Trust
$ 156,000 Zero Coupon,  1/15/2026
a
$ 136,122
Drawbridge Special Opportunities
Fund, LP
454,000 3.875%,  2/15/2026
a
431,191
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 603,097
725,000 4.625%,  5/15/2042 638,227
EPR Properties
355,000 4.950%,  4/15/2028 339,821
Equitable Holdings, Inc.
207,000 4.572%,  2/15/2029
a
198,990
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054
a
478,313
Fifth Third Bancorp
356,000 6.339%,  7/27/2029
c
364,931
First Horizon Bank
615,000 5.750%,  5/1/2030
f
586,240
FirstCash, Inc.
327,000 5.625%,  1/1/2030
a
309,703
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 452,569
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
539,533
Fortress Transportation and
Infrastructure Investors, LLC
137,000 5.500%,  5/1/2028
a
132,828
242,000 7.000%,  5/1/2031
a
247,241
186,000 7.000%,  6/15/2032
a
188,631
Freedom Mortgage Corporation
135,000 7.625%,  5/1/2026
a
134,043
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
302,804
131,000 9.125%,  5/15/2031
a
127,476
FS KKR Capital Corporation
1,137,000 3.400%,  1/15/2026 1,081,722
GGAM Finance, Ltd.
274,000 7.750%,  5/15/2026
a
279,596
135,000 8.000%,  6/15/2028
a
142,188
108,000 6.875%,  4/15/2029
a
109,890
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
397,000 3.750%,  12/15/2027
a
347,826
goeasy, Ltd.
216,000 9.250%,  12/1/2028
a
229,257
65,000 7.625%,  7/1/2029
a
66,301
Goldman Sachs Bank USA/New
York, NY
725,000 5.414%,  5/21/2027
c
723,800
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 309,394
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
c
631,627
756,000 6.484%,  10/24/2029
c
789,298
230,000 1.992%,  1/27/2032
c
186,656
1,879,000 3.102%,  2/24/2033
c
1,604,784
Health Care Service Corporation
522,000 5.450%,  6/15/2034
a
515,892

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
Healthpeak OP, LLC
$ 173,000 3.400%,  2/1/2025 $ 170,430
Highwoods Realty, LP
504,000 7.650%,  2/1/2034 542,336
HSBC Holdings plc
1,000,000 2.999%,  3/10/2026
c
981,040
800,000 5.402%,  8/11/2033
c
791,483
HUB International, Ltd.
376,000 7.250%,  6/15/2030
a
385,449
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
c
614,311
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
196,000 6.250%,  5/15/2026 194,452
530,000 5.250%,  5/15/2027 497,470
Intesa Sanpaolo SPA
164,000 4.198%,  6/1/2032
a,c
138,753
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 531,943
J.P. Morgan Chase & Company
395,000 1.040%,  2/4/2027
c
367,954
714,000 1.578%,  4/22/2027
c
666,311
1,075,000 2.947%,  2/24/2028
c
1,012,527
700,000 2.522%,  4/22/2031
c
605,029
975,000 1.953%,  2/4/2032
c
793,050
1,073,000 4.586%,  4/26/2033
c
1,023,573
805,000 4.912%,  7/25/2033
c
781,846
489,000 5.766%,  4/22/2035
c
501,718
Jackson National Life Global
Funding
502,000 5.550%,  7/2/2027
a,h
500,567
Jane Street Group/JSG Finance,
Inc.
210,000 4.500%,  11/15/2029
a
196,995
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
103,317
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
107,338
271,000 9.500%,  2/15/2029
a
279,354
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 552,481
KeyCorp
425,000
6.652%,  (SOFRINDX +
1.250%), 5/23/2025
c
423,436
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 231,099
218,000 6.250%,  1/15/2036 206,888
Kite Realty Group, LP
187,000 5.500%,  3/1/2034 182,827
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
135,000 4.250%,  2/1/2027
a
127,861
356,000 4.750%,  6/15/2029
a
328,857
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,c
69,301
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
c
813,096
Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
Macquarie Airfinance Holdings,
Ltd.
$ 518,000 6.400%,  3/26/2029
a
$ 526,762
64,000 6.500%,  3/26/2031
a
65,812
Manufacturers & Traders Trust
Company
803,000 4.700%,  1/27/2028 774,173
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 195,540
504,000 5.400%,  9/15/2033 513,725
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
611,008
Mitsubishi UFJ Financial Group,
Inc.
802,000 5.422%,  2/22/2029
c
806,704
700,000 2.048%,  7/17/2030 584,712
Molina Healthcare, Inc.
286,000 4.375%,  6/15/2028
a
269,193
Morgan Stanley
1,350,000 4.350%,  9/8/2026 1,320,410
989,000 3.591%,  7/22/2028
c
940,442
535,000 5.164%,  4/20/2029
c
533,264
1,250,000 3.622%,  4/1/2031
c
1,147,018
535,000 5.250%,  4/21/2034
c
526,630
379,000 5.831%,  4/19/2035
c
388,503
939,000 5.297%,  4/20/2037
c
899,107
Morgan Stanley Direct Lending
Fund
344,000 6.150%,  5/17/2029
a
336,517
MPT Operating Partnership, LP/
MPT Finance Corporation
58,000 5.250%,  8/1/2026
f
52,707
385,000 4.625%,  8/1/2029
f
279,438
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 382,576
Nationstar Mortgage Holdings,
Inc.
205,000 5.125%,  12/15/2030
a
187,983
NatWest Group plc
450,000 4.445%,  5/8/2030
c
430,013
758,000 6.475%,  6/1/2034
c
769,971
Navient Corporation
78,000 5.000%,  3/15/2027 74,453
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
86,000 4.500%,  9/30/2028
a
75,662
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
772,118
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034
h
485,179
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 690,997
725,000 3.375%,  2/1/2031 619,207
OneMain Finance Corporation
499,000 3.500%,  1/15/2027 467,537
533,000 3.875%,  9/15/2028 477,900
Panther Escrow Issuer, LLC
378,000 7.125%,  6/1/2031
a
382,322

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
Park Intermediate Holdings, LLC
$ 366,000 4.875%,  5/15/2029
a
$ 343,204
Pine Street Trust III
210,000 6.223%,  5/15/2054
a
209,799
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
c
256,073
712,000 5.492%,  5/14/2030
c
715,961
1,074,000 4.626%,  6/6/2033
c
994,378
PRA Group, Inc.
67,000 7.375%,  9/1/2025
a
67,077
208,000 8.375%,  2/1/2028
a
207,318
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
502,339
Prologis, LP
340,000 5.250%,  3/15/2054 321,238
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
c
948,206
Regency Centers, LP
700,000 4.125%,  3/15/2028 673,897
370,000 5.250%,  1/15/2034 360,352
Reinsurance Group of America,
Inc.
509,000 5.750%,  9/15/2034 507,153
RGA Global Funding
245,000 5.500%,  1/11/2031
a
244,641
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 62,581
260,000 7.250%,  7/15/2028
a
268,860
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
105,104
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
a
308,423
262,000 3.875%,  3/1/2031
a
228,329
191,000 4.000%,  10/15/2033
a
160,954
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
c
272,974
218,000 6.174%,  1/9/2030
c
219,696
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
c
831,991
Service Properties Trust
267,000 8.375%,  6/15/2029 262,463
213,000 8.625%,  11/15/2031
a
222,013
Simon Property Group, LP
805,000 3.800%,  7/15/2050 590,436
SLM Corporation
140,000 4.200%,  10/29/2025 136,179
Societe Generale SA
840,000 4.750%,  11/24/2025
a
823,259
Standard Chartered plc
288,000 1.822%,  11/23/2025
a,c
283,340
449,000 5.688%,  5/14/2028
a,c
449,068
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 798,021
804,000 5.710%,  1/13/2030 819,776
700,000 1.710%,  1/12/2031 561,030
Synchrony Financial
138,000 7.250%,  2/2/2033 137,215
Principal
Amount Long-Term Fixed Income (37.5%) Value
Financials (3.2%) - continued
Synovus Bank
$ 799,000 5.625%,  2/15/2028 $ 771,995
Toronto-Dominion Bank
393,000 5.156%,  1/10/2028 392,528
608,000 5.523%,  7/17/2028 615,554
Truist Financial Corporation
519,000 6.047%,  6/8/2027
c
522,635
383,000 5.125%,  12/15/2027
c,i
362,812
699,000 5.122%,  1/26/2034
c
669,478
310,000 5.711%,  1/24/2035
c
308,647
U.S. Bancorp
536,000 5.727%,  10/21/2026
c
536,914
744,000 5.775%,  6/12/2029
c
755,265
178,000 5.836%,  6/12/2034
c
180,475
340,000 5.678%,  1/23/2035
c
341,304
UBS Group AG
1,375,000 2.193%,  6/5/2026
a,c
1,328,770
771,000 6.246%,  9/22/2029
a,c
792,712
668,000 3.091%,  5/14/2032
a,c
569,808
486,000 5.699%,  2/8/2035
a,c
485,504
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
337,271
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 556,654
806,000 4.750%,  5/15/2052 713,602
Vornado Realty, LP
98,000 3.400%,  6/1/2031 76,886
Wells Fargo & Company
363,000 3.000%,  4/22/2026 348,007
1,140,000 3.000%,  10/23/2026 1,082,927
805,000 3.526%,  3/24/2028
c
767,847
481,000 5.707%,  4/22/2028
c
485,162
1,200,000 2.393%,  6/2/2028
c
1,105,186
480,000 5.574%,  7/25/2029
c
484,355
441,000 5.389%,  4/24/2034
c
435,958
930,000 4.900%,  11/17/2045 808,674
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,055,211
XHR, LP
153,000 4.875%,  6/1/2029
a
143,391
Total 128,785,819
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
a
879,631
Total 879,631
Mortgage-Backed Securities (11.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,280,438 2.000%,  1/1/2052 2,598,309
3,762,271 2.000%,  5/1/2051 2,980,509
20,521,221 2.500%,  5/1/2051 16,910,520
6,693,079 3.500%,  5/1/2052 5,965,073
6,408,440 4.000%,  5/1/2052 5,922,824
2,568,665 5.000%,  7/1/2053 2,497,345
841,622 5.500%,  7/1/2053 834,779
4,885,228 3.500%,  8/1/2052 4,347,800
4,041,633 5.000%,  8/1/2053 3,947,062
4,118,015 5.500%,  9/1/2053 4,094,266

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Mortgage-Backed Securities (11.8%) -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 4,571,047 2.500%,  7/1/2030 $ 4,298,106
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,000,000 4.500%,  7/1/2039
h
6,846,875
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,688,638 3.000%,  12/1/2036 5,237,993
4,700,462 3.000%,  8/1/2038 4,351,935
7,192,547 3.500%,  5/1/2040 6,666,564
5,598,297 2.500%,  4/1/2042 4,832,820
1,921,905 2.000%,  5/1/2042 1,618,734
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,106,944 3.000%,  1/1/2052 14,673,481
2,850,153 2.000%,  2/1/2051 2,258,206
1,787,883 2.000%,  2/1/2051 1,416,557
6,196,383 2.500%,  2/1/2051 5,132,786
10,716,229 2.500%,  2/1/2051 8,780,601
2,500,283 2.000%,  3/1/2051 1,970,547
30,582,934 2.000%,  3/1/2051 24,022,984
13,126,932 4.000%,  3/1/2051 12,208,850
1,860,608 2.000%,  3/1/2052 1,476,172
17,185,005 3.000%,  3/1/2052 14,667,514
20,437,765 2.000%,  4/1/2051 16,104,505
10,185,309 3.000%,  4/1/2051 8,713,610
10,532,711 3.000%,  5/1/2050 9,087,906
3,357,764 2.000%,  5/1/2051 2,647,436
7,924,484 3.000%,  5/1/2051 6,870,500
17,808,069 2.000%,  6/1/2050 14,079,352
6,545,760 3.000%,  6/1/2050 5,716,015
3,146,176 4.000%,  6/1/2052 2,883,776
2,231,397 5.000%,  6/1/2053 2,174,573
15,936,445 2.500%,  7/1/2051 13,213,426
4,497,659 3.500%,  7/1/2051 4,031,846
8,773,697 4.000%,  7/1/2052 8,042,440
2,365,002 2.500%,  8/1/2050 1,973,913
9,341,145 3.500%,  8/1/2050 8,394,349
11,560,746 3.500%,  8/1/2052 10,239,657
13,020,051 4.500%,  8/1/2052 12,324,189
5,461,525 5.000%,  8/1/2053 5,322,388
2,908,378 2.500%,  9/1/2051 2,412,311
3,471,691 3.500%,  9/1/2052 3,099,612
7,211,616 3.500%,  9/1/2052 6,438,712
4,652,832 5.000%,  9/1/2052 4,506,544
6,002,888 4.500%,  9/1/2053 5,671,009
4,417,859 4.500%,  9/1/2053 4,196,495
10,795,727 4.000%,  10/1/2052 9,934,872
3,243,446 2.000%,  11/1/2051 2,560,711
4,538,875 3.500%,  11/1/2052 4,053,810
13,483,949 2.000%,  12/1/2050 10,655,157
20,957,277 2.500%,  12/1/2051 17,315,003
9,439,906 4.500%,  12/1/2052 8,973,639
16,250,000 5.000%,  7/1/2041
h
15,704,102
5,700,000 6.000%,  7/1/2041
h
5,715,809
2,650,000 5.500%,  7/1/2042
h
2,613,459
5,400,000 4.500%,  7/1/2048
h
5,090,555
15,450,000 3.000%,  7/1/2049
h
13,140,949
16,750,000 3.500%,  7/1/2049
h
14,823,750
Principal
Amount Long-Term Fixed Income (37.5%) Value
Mortgage-Backed Securities (11.8%) -
continued
$ 10,150,000 4.000%,  7/1/2049
h
$ 9,286,854
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
18,783,684 2.500%,  3/1/2062 14,764,251
4,734,648 3.500%,  7/1/2061 4,120,590
5,576,478 4.000%,  12/1/2061 5,040,708
Total 472,497,995
Technology (0.8%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052
f
454,028
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 654,517
Apple, Inc.
671,000 2.650%,  2/8/2051 424,272
1,680,000 3.750%,  9/12/2047 1,340,523
Applied Materials, Inc.
426,000 4.800%,  6/15/2029 425,375
Block, Inc.
459,000 6.500%,  5/15/2032
a
465,146
Boost Newco Borrower, LLC
329,000 7.500%,  1/15/2031
a
343,033
Broadcom, Inc.
283,000 3.469%,  4/15/2034
a
241,256
1,072,000 3.137%,  11/15/2035
a
858,444
1,100,000 3.187%,  11/15/2036
a
870,502
460,000 4.926%,  5/15/2037
a
432,636
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 230,163
245,000 4.950%,  2/26/2031 244,794
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
132,815
Cloud Software Group, Inc.
708,000 6.500%,  3/31/2029
a
679,903
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
66,325
CoreLogic, Inc.
81,000 4.500%,  5/1/2028
a
73,499
Dell International, LLC/EMC
Corporation
480,000 6.020%,  6/15/2026 485,022
Dell, Inc.
452,000 6.500%,  4/15/2038 475,816
Dye & Durham, Ltd.
202,000 8.625%,  4/15/2029
a
204,913
Fiserv, Inc.
246,000 2.250%,  6/1/2027 226,991
517,000 2.650%,  6/1/2030 449,752
494,000 5.350%,  3/15/2031 493,716
468,000 5.600%,  3/2/2033 471,851
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
558,872
Gen Digital, Inc.
11,000 6.750%,  9/30/2027
a
11,140
163,000 7.125%,  9/30/2030
a,f
167,033
Global Payments, Inc.
487,000 5.950%,  8/15/2052 469,127
805,000 5.300%,  8/15/2029 799,414

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Technology (0.8%) - continued
II-VI, Inc.
$ 131,000 5.000%,  12/15/2029
a
$ 123,975
Intel Corporation
495,000 5.600%,  2/21/2054 479,628
ION Trading Technologies SARL
259,000 9.500%,  5/30/2029
a
263,804
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
a
239,493
540,000 4.875%,  9/15/2029
a
508,862
300,000 5.250%,  7/15/2030
a
285,146
440,000 4.500%,  2/15/2031
a
397,178
KLA Corporation
804,000 3.300%,  3/1/2050 566,046
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 131,172
Mastercard, Inc.
566,000 3.950%,  2/26/2048 458,724
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 101,183
Micron Technology, Inc.
278,000 5.300%,  1/15/2031 277,374
Microsoft Corporation
309,000 3.041%,  3/17/2062 204,436
842,000 2.500%,  9/15/2050 530,072
760,000 3.700%,  8/8/2046 623,261
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
116,720
NCR Voyix Corporation
419,000 5.125%,  4/15/2029
a
394,596
Neptune Bidco US, Inc.
275,000 9.290%,  4/15/2029
a
263,938
Newfold Digital Holdings Group,
Inc.
81,000 11.750%,  10/15/2028
a
83,840
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 481,313
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 456,773
475,000 3.250%,  5/11/2041 346,487
Open Text Corporation
185,000 3.875%,  12/1/2029
a
165,681
545,000 4.125%,  2/15/2030
a
491,484
Oracle Corporation
536,000 6.900%,  11/9/2052 599,946
1,400,000 3.850%,  7/15/2036 1,180,176
1,266,000 4.000%,  7/15/2046 965,466
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054 406,750
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a,f
64,230
PTC, Inc.
290,000 3.625%,  2/15/2025
a
286,423
210,000 4.000%,  2/15/2028
a
197,657
RingCentral, Inc.
276,000 8.500%,  8/15/2030
a
288,068
Rocket Software, Inc.
160,000 9.000%,  11/28/2028
a
162,600
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 515,204
Principal
Amount Long-Term Fixed Income (37.5%) Value
Technology (0.8%) - continued
S&P Global, Inc.
$ 127,000 5.250%,  9/15/2033
a
$ 128,192
Seagate HDD Cayman
163,000 8.500%,  7/15/2031 175,555
312,280 9.625%,  12/1/2032 356,199
Sensata Technologies BV
146,000 4.000%,  4/15/2029
a
134,043
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
a
67,113
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
145,239
SK Hynix, Inc.
400,000 5.500%,  1/16/2027
a
398,872
SS&C Technologies, Inc.
384,000 5.500%,  9/30/2027
a
378,127
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 497,190
UKG, Inc.
271,000 6.875%,  2/1/2031
a
274,396
Verisk Analytics, Inc.
358,000 5.250%,  6/5/2034 352,499
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
a
269,415
Visa, Inc.
1,150,000 2.700%,  4/15/2040 837,951
VMware, LLC
417,000 4.650%,  5/15/2027 410,401
875,000 2.200%,  8/15/2031 710,977
Xerox Holdings Corporation
33,000 5.000%,  8/15/2025
a
32,373
378,000 5.500%,  8/15/2028
a
325,590
Total 30,902,716
Transportation (0.2%)
Air Canada
260,000 3.875%,  8/15/2026
a
247,310
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
a
95,458
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
726,667 5.500%,  4/20/2026
a
720,207
129,647 5.750%,  4/20/2029
a
126,130
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a
158,335
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 398,473
503,000 5.750%,  5/1/2040 516,287
530,000 4.450%,  3/15/2043 465,519
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 464,794
CSX Corporation
720,000 3.800%,  4/15/2050 549,583
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,096,620
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
517,977

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Transportation (0.2%) - continued
Hawaiian Brand Intellectual
Property, Ltd.
$ 144,000 5.750%,  1/20/2026
a
$ 137,010
Mileage Plus Holdings, LLC
804,600 6.500%,  6/20/2027
a
806,206
Penske Truck Leasing Company,
LP/PTL Finance Corporation
462,000 5.750%,  5/24/2026
a
463,114
Rand Parent, LLC
289,000 8.500%,  2/15/2030
a,f
292,587
RXO, Inc.
335,000 7.500%,  11/15/2027
a
343,375
Southwest Airlines Company
723,000 2.625%,  2/10/2030 626,085
Stena International SA
217,000 7.250%,  1/15/2031
a
221,813
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 635,161
United Airlines, Inc.
307,000 4.375%,  4/15/2026
a
296,564
131,000 4.625%,  4/15/2029
a
122,002
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
71,502
275,000 6.375%,  2/1/2030
a,f
216,082
Total 9,588,194
U.S. Government & Agencies (12.3%)
U.S. Treasury Bonds
2,899,000 3.625%,  5/15/2053 2,466,981
15,480,000 1.625%,  11/15/2050 8,475,300
11,400,000 4.750%,  11/15/2053 11,784,750
14,120,000 5.250%,  11/15/2028 14,608,684
1,075,000 4.375%,  5/15/2040 1,060,513
41,740,000 1.375%,  11/15/2040 26,336,962
600,000 3.000%,  5/15/2042 481,641
195,000 3.375%,  5/15/2044 162,459
27,658,000 2.500%,  5/15/2046 19,436,227
35,275,000 2.875%,  5/15/2049 26,056,651
U.S. Treasury Notes
3,900,000 2.250%,  11/15/2024 3,854,906
8,000,000 2.125%,  11/30/2024 7,897,266
3,700,000 1.375%,  1/31/2025 3,617,111
15,900,000 4.625%,  2/28/2025 15,834,630
40,300,000 3.875%,  3/31/2025 39,904,478
6,000,000 0.250%,  8/31/2025 5,676,797
54,500,000 5.000%,  8/31/2025 54,457,422
2,500,000 4.250%,  12/31/2025 2,476,074
33,790,000 2.625%,  1/31/2026 32,635,068
3,050,000 0.500%,  2/28/2026 2,840,074
22,580,000 2.500%,  2/28/2026 21,738,542
2,900,000 4.625%,  2/28/2026 2,889,578
2,350,000 0.500%,  4/30/2027 2,100,221
16,875,000 2.250%,  11/15/2027 15,697,705
12,250,000 3.875%,  12/31/2027 12,015,049
4,300,000 0.750%,  1/31/2028 3,775,602
16,200,000 3.500%,  1/31/2028 15,689,320
13,400,000 3.625%,  3/31/2028 13,023,125
31,750,000 2.875%,  5/15/2028 29,995,068
55,000,000 4.375%,  8/31/2028 54,935,547
6,300,000 3.750%,  12/31/2028 6,139,055
850,000 1.375%,  11/15/2031 691,422
Principal
Amount Long-Term Fixed Income (37.5%) Value
U.S. Government & Agencies (12.3%) -
continued
$ 24,275,000 4.125%,  11/15/2032 $ 23,866,307
13,500,000 4.500%,  11/15/2033 13,624,453
Total 496,244,988
Utilities (0.8%)
AES Corporation
1,069,000 3.950%,  7/15/2030
a
977,422
Ameren Illinois Company
541,000 4.500%,  3/15/2049 461,355
American Electric Power
Company, Inc.
481,000 5.200%,  1/15/2029 478,406
468,000 5.625%,  3/1/2033 466,276
American Water Capital
Corporation
486,000 5.450%,  3/1/2054 468,597
Appalachian Power Company
560,000 3.300%,  6/1/2027 529,392
Atmos Energy Corporation
380,000 5.900%,  11/15/2033 396,808
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 787,700
Calpine Corporation
311,000 4.500%,  2/15/2028
a
295,477
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 611,747
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 215,453
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 609,890
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 324,952
900,000 4.125%,  5/15/2049 711,312
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 263,602
Consumers Energy Company
880,000 4.350%,  4/15/2049 741,940
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
c
67,376
66,000 7.000%,  6/1/2054
c
68,671
DTE Electric Company
760,000 3.700%,  3/15/2045 588,118
640,000 3.700%,  6/1/2046 488,174
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 705,149
Duke Energy Corporation
729,000 5.450%,  6/15/2034 720,550
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 525,391
Edison International
759,000 5.750%,  6/15/2027 765,653
Enel Finance International NV
470,000 5.125%,  6/26/2029
a
462,671
Eversource Energy
669,000 4.750%,  5/15/2026 660,259

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.5%) Value
Utilities (0.8%) - continued
Exelon Corporation
$ 575,000 4.700%,  4/15/2050 $ 484,980
642,000 4.450%,  4/15/2046 529,422
FirstEnergy Corporation
669,000 5.100%,  7/15/2047 575,701
Georgia Power Company
455,000 4.950%,  5/17/2033 443,630
237,000 5.250%,  3/15/2034 236,252
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 514,945
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
309,894
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 603,139
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 311,815
NextEra Energy Capital Holdings,
Inc.
506,000 5.749%,  9/1/2025 507,097
NextEra Energy Operating
Partners, LP
496,000 3.875%,  10/15/2026
a
471,662
NiSource, Inc.
675,000 5.650%,  2/1/2045 651,415
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
102,299
195,000 5.250%,  6/15/2029
a
187,149
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 652,517
495,000 5.550%,  5/15/2029 496,114
467,000 4.550%,  7/1/2030 442,551
505,000 6.950%,  3/15/2034 543,746
233,000 5.800%,  5/15/2034 231,519
PG&E Corporation
379,000 5.000%,  7/1/2028 364,652
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 349,175
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 505,805
Public Service Enterprise Group,
Inc.
511,000 5.875%,  10/15/2028 522,658
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 724,687
Southern California Edison
Company
825,000 4.000%,  4/1/2047 631,380
Southern Company
1,074,000 5.113%,  8/1/2027 1,071,451
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 486,993
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 404,680
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
284,682
Principal
Amount Long-Term Fixed Income (37.5%) Value
Utilities (0.8%) - continued
TerraForm Power Operating, LLC
$ 520,000 5.000%,  1/31/2028
a
$ 496,690
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 169,831
675,000 4.600%,  12/1/2048 574,116
Vistra Corporation
327,000 7.000%,  12/15/2026
a,c,i
324,159
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
a
894,577
822,000 5.000%,  7/31/2027
a
795,155
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 354,386
Total 30,643,265
Total Long-Term Fixed Income
(cost $1,620,954,180) 1,507,416,147
Shares
Registered Investment
Companies ( 36.4% ) Value
U.S. Affiliated  (35.9%)
15,998,480 Thrivent Core Emerging Markets
Debt Fund 127,827,852
4,242,366 Thrivent Core Emerging Markets
Equity Fund 40,302,474
3,353,293 Thrivent Core International Equity
Fund 35,679,037
183,248 Thrivent Core Low Volatility Equity
Fund 2,046,879
3,451,663 Thrivent Core Mid Cap Value Fund 37,519,579
3,017,948 Thrivent Core Small Cap Value
Fund 32,110,965
2,970,090 Thrivent Global Stock Portfolio 42,556,039
22,217,883 Thrivent High Yield Portfolio 91,773,186
30,903,760 Thrivent Income Portfolio 268,121,025
8,844,840 Thrivent International Allocation
Portfolio 85,318,209
1,723,359 Thrivent International Index
Portfolio 23,502,308
14,006,007 Thrivent Large Cap Value Portfolio 315,553,943
16,015,278 Thrivent Limited Maturity Bond
Portfolio 154,563,453
5,263,297 Thrivent Mid Cap Stock Portfolio 106,333,346
4,478,652 Thrivent Small Cap Stock Portfolio 82,811,166
Total 1,446,019,461
U.S. Unaffiliated  (0.5%)
7,644 Invesco QQQ Trust Series 1 3,662,317
88,848 iShares Broad USD High Yield
Corporate Bond ETF 3,223,405
23,947 SPDR S&P 500 ETF Trust 13,032,436
10,144 SPDR S&P Biotech ETF 940,450
1,283 SPDR S&P Oil & Gas Exploration
ETF 186,638
Total 21,045,246
Total Registered Investment
Companies (cost $1,322,498,606) 1,467,064,707
Shares Common Stock ( 15.4% ) Value
Communications Services (1.3%)
26,611 Alphabet, Inc., Class A 4,847,194

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Communications Services (1.3%) - continued
106,811 Alphabet, Inc., Class C $ 19,591,274
14,388 Altice USA, Inc.
k
29,352
5,972 AMC Networks, Inc.
f,k
57,689
2,764 Bandwidth, Inc.
k
46,656
48,415 Cargurus, Inc.
k
1,268,473
1,346 Cogent Communications Holdings 75,968
26,826 Comcast Corporation 1,050,506
19,600 E.W. Scripps Company
k
61,544
1,179 EchoStar Corporation
k
20,998
2,368 Electronic Arts, Inc. 329,933
6,229 Emerald Holding, Inc.
f,k
35,443
1,907 Entravision Communications
Corporation 3,871
10,377 iHeartMedia, Inc.
k
11,311
2,908 Imax Corporation
k
48,767
15,778 Integral Ad Science Holding
Corporation
k
153,362
3,703 Iridium Communications, Inc. 98,574
2,984 Liberty Global, Ltd., Class A
k
52,011
5,575 Liberty Latin America, Ltd., Class
A
k
53,576
1,004 Liberty Media Corporation-Liberty
Live Group
k
38,423
6,753 Magnite, Inc.
k
89,747
32,834 Meta Platforms, Inc. 16,555,559
2,754 Netflix, Inc.
k
1,858,620
1,343 New York Times Company 68,775
411 Omnicom Group, Inc. 36,867
5,875 Paramount Global
f
61,041
24,503 Pinterest, Inc.
k
1,079,847
20,262 QuinStreet, Inc.
k
336,147
3,098 Roku, Inc.
k
185,663
1,857 Sinclair, Inc. 24,754
1,647 TechTarget, Inc.
k
51,337
3,799 Telephone and Data Systems, Inc. 78,753
11,351 Trade Desk, Inc.
k
1,108,652
39,173 Verizon Communications, Inc. 1,615,495
28,039 Warner Brothers Discovery, Inc.
k
208,610
6,476 Windstream Services, LLC
k
81,598
Total 51,316,390
Consumer Discretionary (1.7%)
100 Adient plc
k
2,471
114,787 Amazon.com, Inc.
k
22,182,588
7,831 American Axle & Manufacturing
Holdings, Inc.
k
54,739
9,962 American Eagle Outfitters, Inc. 198,842
7,255 Aptiv plc
k
510,897
4,362 Autoliv, Inc. 466,690
526 Beazer Homes USA, Inc.
k
14,454
22,969 Best Buy Company, Inc. 1,936,057
108 Booking Holdings, Inc. 427,842
3,807 Boot Barn Holdings, Inc.
k
490,837
698 Brunswick Corporation 50,793
1,232 Carvana Company
k
158,583
141 Cavco Industries, Inc.
k
48,810
845 Chewy, Inc.
f,k
23,018
11,950 Chipotle Mexican Grill, Inc.
k
748,667
5,110 Columbia Sportswear Company 404,099
3,380 Cooper-Standard Holdings, Inc.
k
42,047
638 Coursera, Inc.
k
4,568
868 Crocs, Inc.
k
126,676
2,042 D.R. Horton, Inc. 287,779
10,190 Dana, Inc. 123,503
280 Darden Restaurants, Inc. 42,370
Shares Common Stock (15.4%) Value
Consumer Discretionary (1.7%) - continued
773 Deckers Outdoor Corporation
k
$ 748,225
681 DoorDash, Inc.
k
74,079
42 Dorman Products, Inc.
k
3,842
11,855 DraftKings, Inc.
k
452,505
44,259 eBay, Inc. 2,377,593
430 El Pollo Loco Holdings, Inc.
k
4,863
1,319 Etsy, Inc.
k
77,795
7,080 Everi Holdings, Inc.
k
59,472
17,443 Expedia Group, Inc.
k
2,197,644
127 Fox Factory Holding Corporation
k
6,120
265 Frontdoor, Inc.
k
8,954
10,166 Gap, Inc. 242,866
773 Garmin, Ltd. 125,937
14,891 Gentex Corporation 501,976
1,664 Genuine Parts Company 230,164
3,799 Goodyear Tire & Rubber
Company
k
43,119
2,637 Grand Canyon Education, Inc.
k
368,943
3,022 H&R Block, Inc. 163,883
14,905 Hanesbrands, Inc.
k
73,482
701 Harley-Davidson, Inc. 23,512
2,144 Hasbro, Inc. 125,424
15,695 Hilton Worldwide Holdings, Inc. 3,424,649
12,604 Home Depot, Inc. 4,338,801
60 KB Home 4,211
3,566 Kohl's Corporation 81,982
14,498 Laureate Education, Inc. 216,600
1,208 Lear Corporation 137,966
1,918 Leggett & Platt, Inc. 21,980
723 Lennar Corporation 108,356
770 Light & Wonder, Inc.
k
80,758
8,433 LKQ Corporation 350,728
2,740 Lowe's Companies, Inc. 604,060
2,424 Lululemon Athletica, Inc.
k
724,049
250 M/I Homes, Inc.
k
30,535
9,498 McDonald's Corporation 2,420,470
1,664 Meritage Homes Corporation 269,318
4,576 Mobileye Global, Inc.
k
128,517
4,314 Modine Manufacturing Company
k
432,220
2,158 Mohawk Industries, Inc.
k
245,127
3,380 Nordstrom, Inc. 71,724
141 NVR, Inc.
k
1,069,987
2,117 O'Reilly Automotive, Inc.
k
2,235,679
2,401 Patrick Industries, Inc. 260,629
2,338 Pool Corporation 718,538
33,109 Qurate Retail, Inc.
k
20,859
333 Ralph Lauren Corporation 58,295
8,710 Ross Stores, Inc. 1,265,737
2,629 Savers Value Village, Inc.
k
32,179
934 Service Corporation International/
US 66,435
18,007 SharkNinja, Inc. 1,353,226
15,477 Skyline Champion Corporation
k
1,048,567
4,154 Sony Group Corporation ADR 352,882
781 Starbucks Corporation 60,801
1,731 Steven Madden, Ltd. 73,221
4,307 Stitch Fix, Inc.
k
17,874
17,933 Stoneridge, Inc.
k
286,211
858 Strategic Education, Inc. 94,946
26,977 Tesla, Inc.
k
5,338,209
3,252 Texas Roadhouse, Inc. 558,401
19,085 ThredUp, Inc.
k
32,444
241 TopBuild Corporation
k
92,850
6,312 Travel + Leisure Company 283,914
6 Ulta Beauty, Inc.
k
2,315

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Consumer Discretionary (1.7%) - continued
2,605 Upbound Group, Inc. $ 79,973
3,717 Urban Outfitters, Inc.
k
152,583
9,868 VF Corporation 133,218
50 Visteon Corporation
k
5,335
25 Wingstop, Inc. 10,567
12,837 Wyndham Hotels & Resorts, Inc. 949,938
11,815 Yum China Holding, Inc. 364,375
Total 66,968,967
Consumer Staples (0.5%)
25,122 Altria Group, Inc. 1,144,307
2,441 BellRing Brands, Inc.
k
139,479
1,999 BJ's Wholesale Club Holdings,
Inc.
k
175,592
181 Casey's General Stores, Inc. 69,062
17,152 Celsius Holdings, Inc.
k
979,208
26,309 Coca-Cola Company 1,674,568
1,129 Costco Wholesale Corporation 959,639
35,877 Coty, Inc.
k
359,487
3,108 e.l.f. Beauty, Inc.
k
654,918
1,465 Flowers Foods, Inc. 32,523
8,097 J & J Snack Foods Corporation 1,314,710
892 John B. Sanfilippo & Son, Inc. 86,676
22,154 Kenvue, Inc. 402,760
14,635 Keurig Dr Pepper, Inc. 488,809
2,617 Kroger Company 130,667
5,545 Lamb Weston Holdings, Inc. 466,223
5,924 Lancaster Colony Corporation 1,119,458
261 McCormick & Company, Inc. 18,515
741 PepsiCo, Inc. 122,213
9,800 Philip Morris International, Inc. 993,034
2,228 Pilgrim's Pride Corporation
k
85,756
290 PriceSmart, Inc. 23,548
4,504 Procter & Gamble Company 742,800
11,539 Sysco Corporation 823,769
1,830 Turning Point Brands, Inc. 58,725
9,045 Tyson Foods, Inc. 516,831
1,938 US Foods Holding Corporation
k
102,675
81,584 Walmart, Inc. 5,524,053
Total 19,210,005
Energy (0.4%)
21,830 Archrock, Inc. 441,403
11,209 Baker Hughes Company 394,221
1,243 California Resources Corporation 66,152
2,567 Chesapeake Energy Corporation 210,982
1,793 Chevron Corporation 280,461
7,188 ConocoPhillips 822,163
5,103 Delek US Holdings, Inc. 126,350
14,740 Devon Energy Corporation 698,676
23,232 Enterprise Products Partners, LP 673,263
16,945 EOG Resources, Inc. 2,132,867
5,194 Expro Group Holdings NV
k
119,046
23,224 Exxon Mobil Corporation 2,673,547
920 Gulfport Energy Corporation
k
138,920
74,144 Halliburton Company 2,504,584
3,763 Hess Midstream, LP 137,124
482 International Seaways, Inc. 28,501
2,005 Kodiak Gas Services, Inc. 54,656
2,479 Marathon Petroleum Corporation 430,057
13,788 Matador Resources Company 821,765
3,573 Murphy Oil Corporation 147,351
2,548 Noble Corporation plc
f
113,768
14,891 NOV, Inc. 283,078
Shares Common Stock (15.4%) Value
Energy (0.4%) - continued
4,871 Ovintiv, Inc. $ 228,304
4,219 Par Pacific Holdings, Inc.
k
106,530
3,502 Phillips 66 494,377
8,543 ProPetro Holding Corporation
k
74,068
9,541 Schlumberger NV 450,144
4,592 Shell plc ADR 331,451
6,469 SM Energy Company 279,655
60,603 TechnipFMC plc 1,584,768
3,591 Viper Energy, Inc. 134,770
29,299 Williams Companies, Inc. 1,245,208
Total 18,228,210
Financials (2.0%)
338 1st Source Corporation 18,124
3,844 Allstate Corporation 613,733
7,221 Ally Financial, Inc. 286,457
1,884 Amalgamated Financial
Corporation 51,622
8,103 American Express Company 1,876,250
9,625 American International Group, Inc. 714,560
4,615 Ameriprise Financial, Inc. 1,971,482
431 Ameris Bancorp 21,701
6,348 Annaly Capital Management, Inc. 120,993
37 Apollo Global Management, Inc. 4,369
1,769 Arch Capital Group, Ltd.
k
178,474
3,239 Arthur J. Gallagher & Company 839,905
3,191 Artisan Partners Asset
Management, Inc. 131,693
1,098 Associated Banc-Corp 23,223
1,454 Assurant, Inc. 241,727
1,175 Assured Guaranty, Ltd. 90,651
408 Atlantic Union Bankshares
Corporation 13,403
450 Axis Capital Holdings, Ltd. 31,793
1,818 Axos Financial, Inc.
k
103,899
952 Bancorp, Inc.
k
35,948
45,778 Bank of America Corporation 1,820,591
74 Bank of Hawaii Corporation 4,234
2,307 Bank of Marin Bancorp 37,350
1,567 Bank of N.T. Butterfield & Son, Ltd. 55,033
18,144 Bank of New York Mellon
Corporation 1,086,644
9,514 Bank OZK 390,074
1,256 BankFinancial Corporation 12,924
192 BankUnited, Inc. 5,620
595 Banner Corporation 29,536
574 Bar Harbor Bankshares 15,429
404 BayCom Corporation 8,221
2,362 BCB Bancorp, Inc. 25,108
5,534 Berkshire Hathaway, Inc.
k
2,251,231
3,984 Berkshire Hills Bancorp, Inc. 90,835
861 BlackRock, Inc. 677,883
1,646 Block, Inc.
k
106,151
18,846 Blue Owl Capital, Inc. 334,516
120 BOK Financial Corporation 10,997
3,672 Bridgewater Bancshares, Inc.
k
42,632
1,948 Brighthouse Financial, Inc.
k
84,426
2,598 BrightSpire Capital, Inc. 14,809
15,389 Brookline Bancorp, Inc. 128,498
10,184 Brown & Brown, Inc. 910,551
2,469 Business First Bancshares, Inc. 53,725
2,208 Byline Bancorp, Inc. 52,418
2,055 Cadence Bank 58,115
280 Camden National Corporation 9,240
146 Capital City Bank Group, Inc. 4,152

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Financials (2.0%) - continued
3,074 Capital One Financial Corporation $ 425,595
5,734 Capitol Federal Financial, Inc. 31,480
15,434 Carlyle Group, Inc. 619,675
2,513 Cathay General Bancorp 94,790
5,236 Cboe Global Markets, Inc. 890,434
9,507 Central Pacific Financial
Corporation 201,548
11,071 Charles Schwab Corporation 815,822
8,784 Chubb, Ltd. 2,240,623
2,235 Cincinnati Financial Corporation 263,954
4,429 Citigroup, Inc. 281,064
902 Citizens Financial Group, Inc. 32,499
1,973 CNB Financial Corporation 40,269
3,323 CNO Financial Group, Inc. 92,114
453 Coinbase Global, Inc.
k
100,670
19,025 Columbia Banking System, Inc. 378,407
9,242 Comerica, Inc. 471,712
1,630 Commerce Bancshares, Inc. 90,921
142 Community Financial System, Inc. 6,704
4,454 Community Trust Bancorp, Inc. 194,462
216 Community West Bancshares 3,996
4,338 ConnectOne Bancorp, Inc. 81,945
774 Cullen/Frost Bankers, Inc. 78,662
2,577 Customers Bancorp, Inc.
k
123,644
257 CVB Financial Corporation 4,431
3,550 Dime Community Bancshares, Inc. 72,420
4,680 Discover Financial Services 612,191
4,513 Eagle Bancorp, Inc. 85,296
2,330 East West Bancorp, Inc. 170,626
6,073 Ellington Credit Company 42,207
557 Employers Holdings, Inc. 23,745
1,827 Enova International, Inc.
k
113,731
178 Enterprise Bancorp, Inc./MA 4,429
5,002 Enterprise Financial Services
Corporation 204,632
985 Equity Bancshares, Inc. 34,672
8,388 F.N.B. Corporation 114,748
3,719 FactSet Research Systems, Inc. 1,518,356
11,081 Federated Hermes, Inc. 364,343
2,050 Fidelity National Information
Services, Inc. 154,488
1,621 Fifth Third Bancorp 59,150
3,433 Financial Institutions, Inc. 66,326
932 First Bancorp/Puerto Rico 17,046
7,516 First Bancshares, Inc. 195,266
172 First Citizens BancShares, Inc./NC 289,581
3,501 First Commonwealth Financial
Corporation 48,349
684 First Financial Bancorp 15,198
808 First Financial Bankshares, Inc. 23,860
1,318 First Financial Corporation 48,608
5,984 First Foundation, Inc. 39,195
484 First Hawaiian, Inc. 10,048
7,940 First Horizon Corporation 125,214
1,102 First Internet Bancorp 29,776
3,299 First Interstate BancSystem, Inc. 91,613
1,075 First Merchants Corporation 35,787
2,036 First Mid-Illinois Bancshares, Inc. 66,944
3,936 First of Long Island Corporation 39,439
5,307 Fiserv, Inc.
k
790,955
3,547 Flushing Financial Corporation 46,643
914 Fulton Financial Corporation 15,520
8,295 Glacier Bancorp, Inc. 309,569
1,371 Global Payments, Inc. 132,576
2,670 Great Southern Bancorp, Inc. 148,479
Shares Common Stock (15.4%) Value
Financials (2.0%) - continued
1,784 Green Dot Corporation
k
$ 16,859
5,996 Hamilton Lane, Inc. 740,986
720 Hancock Whitney Corporation 34,438
15,467 Hanmi Financial Corporation 258,608
862 Hanover Insurance Group, Inc. 108,129
2,795 Hartford Financial Services Group,
Inc. 281,009
3,315 Heartland Financial USA, Inc. 147,352
6,053 Heritage Commerce Corporation 52,661
6,227 Heritage Financial Corporation 112,273
1,945 Home BancShares, Inc. 46,602
4,188 Hometrust Bancshares, Inc. 125,766
17,467 Hope Bancorp, Inc. 187,596
284 Horace Mann Educators
Corporation 9,264
4,700 Horizon Bancorp, Inc. 58,139
11,592 Houlihan Lokey, Inc. 1,563,297
3,096 Huntington Bancshares, Inc./OH 40,805
1,696 Independent Bank Corporation/MA 86,021
3,548 Independent Bank Corporation/MI 95,796
41,595 Intercontinental Exchange, Inc. 5,693,940
26,289 Invesco, Ltd. 393,283
23,932 J.P. Morgan Chase & Company 4,840,486
4,596 Jack Henry & Associates, Inc. 763,028
10,662 Janus Henderson Group plc 359,416
3,543 Jefferies Financial Group, Inc. 176,300
8,619 Kearny Financial Corporation/MD 53,007
58,621 KeyCorp 833,004
3,651 Kinsale Capital Group, Inc. 1,406,657
2,365 KKR & Company, Inc. 248,893
1,469 Lazard, Inc. 56,086
642 LendingTree, Inc.
k
26,701
3,940 LPL Financial Holdings, Inc. 1,100,442
388 M&T Bank Corporation 58,728
10,224 Marsh & McLennan Companies,
Inc. 2,154,401
4,812 Mastercard, Inc. 2,122,862
2,002 Mercantile Bank Corporation 81,221
7,213 MetLife, Inc. 506,280
940 Metropolitan Bank Holding
Corporation
k
39,565
8,762 MFA Financial, Inc. 93,228
36,492 MGIC Investment Corporation 786,403
472 Mid Penn Bancorp, Inc. 10,360
3,475 Midland States Bancorp, Inc. 78,709
7,535 MidWestOne Financial Group, Inc. 169,462
1,539 Moody's Corporation 647,811
4,120 Mr. Cooper Group, Inc.
k
334,668
3,013 MSCI, Inc. 1,451,513
195 MVB Financial Corporation 3,635
50,595 Nasdaq, Inc. 3,048,855
1,041 NCR Atleos Corporation
k
28,128
47 Nelnet, Inc. 4,740
1,311 New York Community Bancorp,
Inc. 4,221
14,606 NMI Holdings, Inc.
k
497,188
10,366 Northern Trust Corporation 870,537
3,405 Northfield Bancorp, Inc. 32,279
14,863 NU Holdings, Ltd./Cayman
Islands
k
191,584
18,164 OceanFirst Financial Corporation 288,626
3,589 OFG Bancorp 134,408
3,702 Old National Bancorp 63,637
2,631 Old Republic International
Corporation 81,298

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Financials (2.0%) - continued
3,931 Old Second Bancorp, Inc. $ 58,218
7,720 OneMain Holdings, Inc. 374,343
850 Orrstown Financial Services, Inc. 23,256
33,330 PayPal Holdings, Inc.
k
1,934,140
785 PCB Bancorp 12,780
628 PennyMac Financial Services, Inc. 59,409
1,982 Peoples Bancorp, Inc./OH 59,460
955 Pinnacle Financial Partners, Inc. 76,438
20 Piper Sandler Companies 4,603
389 PNC Financial Services Group,
Inc. 60,482
879 Popular, Inc. 77,730
3,864 Premier Financial Corporation 79,057
3,105 Principal Financial Group, Inc. 243,587
6,521 Progressive Corporation 1,354,477
2,096 Prosperity Bancshares, Inc. 128,149
5,361 Provident Financial Services, Inc. 76,930
1,230 Prudential Financial, Inc. 144,144
8,590 Radian Group, Inc. 267,149
18,560 Raymond James Financial, Inc. 2,294,202
1,932 Regions Financial Corporation 38,717
395 Reinsurance Group of America,
Inc. 81,082
16,946 Rithm Capital Corporation 184,881
3,306 RLI Corporation 465,121
2,664 Sandy Spring Bancorp, Inc. 64,895
10,214 SEI Investments Company 660,744
335 ServisFirst Bancshares, Inc. 21,169
2,193 Shore Bancshares, Inc. 25,110
1,247 Skyward Specialty Insurance
Group, Inc.
k
45,116
207 Southern First Bancshares, Inc.
k
6,053
184 Southern Missouri Bancorp, Inc. 8,282
781 Southside Bancshares, Inc. 21,563
929 SouthState Corporation 70,994
256 Stellar Bancorp, Inc. 5,878
3,949 StepStone Group, Inc. 181,220
435 Stifel Financial Corporation 36,605
1,771 Synovus Financial Corporation 71,176
239 Texas Capital Bancshares, Inc.
k
14,612
19,876 TPG, Inc. 823,860
12,567 Tradeweb Markets, Inc. 1,332,102
7,166 Triumph Financial, Inc.
k
585,821
2,088 TrustCo Bank Corporation NY 60,072
4,508 Two Harbors Investment
Corporation 59,551
1,253 U.S. Bancorp 49,744
1,363 UMB Financial Corporation 113,701
1,353 United Bankshares, Inc. 43,891
557 United Community Banks, Inc. 14,181
2,419 Univest Financial Corporation 55,226
745 Unum Group 38,077
46,808 Valley National Bancorp 326,720
3,111 Veritex Holdings, Inc. 65,611
11,441 Virtu Financial, Inc. 256,850
3,283 Visa, Inc. 861,689
360 Voya Financial, Inc. 25,614
2,797 WaFd, Inc. 79,938
480 Walker & Dunlop, Inc. 47,136
6,546 Webster Financial Corporation 285,340
33,193 Wells Fargo & Company 1,971,332
1,316 Westamerica Bancorporation 63,865
10,831 Western Alliance Bancorp 680,403
14,764 Western Union Company 180,416
715 Willis Towers Watson plc 187,430
Shares Common Stock (15.4%) Value
Financials (2.0%) - continued
763 Wintrust Financial Corporation $ 75,201
202 WSFS Financial Corporation 9,494
4,465 Zions Bancorp NA 193,647
Total 80,937,272
Health Care (1.9%)
21,078 Abbott Laboratories 2,190,215
2,310 AbbVie, Inc. 396,211
3,645 ACADIA Pharmaceuticals, Inc.
k
59,231
1,745 ACELYRIN, Inc.
k
7,695
20,872 Agilent Technologies, Inc. 2,705,637
1,146 Agios Pharmaceuticals, Inc.
k
49,416
2,979 Align Technology, Inc.
k
719,220
9,584 Amgen, Inc. 2,994,521
1,224 AMN Healthcare Services, Inc.
k
62,706
4,416 Amneal Pharmaceuticals, Inc.
k
28,042
1,070 Anika Therapeutics, Inc.
k
27,103
3,781 Arcellx, Inc.
k
208,673
1,510 Argenx SE ADR
k
649,360
283 Arvinas, Inc.
k
7,533
3,173 Ascendis Pharma AS ADR
k
432,734
8,718 AstraZeneca plc ADR 679,917
45,058 Avantor, Inc.
k
955,230
1,484 Biogen, Inc.
k
344,021
18,519 Bio-Techne Corporation 1,326,886
9,248 Boston Scientific Corporation
k
712,188
2,996 Bruker Corporation 191,175
3,788 CareDx, Inc.
k
58,828
5,001 Caribou Biosciences, Inc.
k
8,202
1,089 Castle Biosciences, Inc.
k
23,708
3,070 Cencora, Inc. 691,671
2,040 Centene Corporation
k
135,252
1,735 Charles River Laboratories
International, Inc.
k
358,416
2,112 Chemed Corporation 1,145,929
1,673 Cigna Group 553,044
1,612 Cooper Companies, Inc. 140,728
638 CRISPR Therapeutics AG
f,k
34,458
14,439 Danaher Corporation 3,607,584
2,447 Definitive Healthcare Corporation
k
13,361
6,078 Denali Therapeutics, Inc.
k
141,131
15,030 Dentsply Sirona, Inc. 374,397
9,821 Dexcom, Inc.
k
1,113,505
4,010 Editas Medicine, Inc.
k
18,727
6,261 Edwards Lifesciences Corporation
k
578,329
26,497 Elanco Animal Health, Inc.
k
382,352
1,912 Elevance Health, Inc. 1,036,036
7,402 Eli Lilly & Company 6,701,623
387 Enanta Pharmaceuticals, Inc.
k
5,019
3,761 Encompass Health Corporation 322,656
8,605 Enovis Corporation
k
388,946
4,756 Erasca, Inc.
k
11,224
381 Exelixis, Inc.
k
8,561
4,701 Fate Therapeutics, Inc.
k
15,419
31,981 Gilead Sciences, Inc. 2,194,216
7,760 Globus Medical, Inc.
k
531,482
6,375 GoodRx Holdings, Inc.
k
49,725
131 GRAIL, Inc.
k
2,013
2,116 Guardant Health, Inc.
k
61,110
3,932 Haemonetics Corporation
k
325,294
4,850 Halozyme Therapeutics, Inc.
k
253,946
3,830 HealthEquity, Inc.
k
330,146
326 Humana, Inc. 121,810
3,171 ICON plc
k
994,013
2,020 IDEXX Laboratories, Inc.
k
984,144

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Health Care (1.9%) - continued
791 Illumina, Inc.
k
$ 82,565
7,868 Immunocore Holdings plc ADR
k
266,647
2,464 Inspire Medical Systems, Inc.
k
329,757
1,418 Intellia Therapeutics, Inc.
k
31,735
7,014 Intuitive Surgical, Inc.
k
3,120,178
488 IQVIA Holding, Inc.
k
103,183
21,348 Johnson & Johnson 3,120,224
487 Kymera Therapeutics, Inc.
k
14,537
11,217 Labcorp Holdings, Inc. 2,282,772
5,184 Legend Biotech Corporation ADR
k
229,599
54 Ligand Pharmaceuticals, Inc.
k
4,550
784 LivaNova plc
k
42,979
1,297 Masimo Corporation
k
163,344
25 Medpace Holdings, Inc.
k
10,296
35,804 Medtronic plc 2,818,133
23,072 Merck & Company, Inc. 2,856,314
4,902 Molina Healthcare, Inc.
k
1,457,365
1,765 Myriad Genetics, Inc.
k
43,172
3,256 Natera, Inc.
k
352,592
1,041 Neurocrine Biosciences, Inc.
k
143,314
14,238 Novo Nordisk AS ADR 2,032,332
1,706 Novocure, Ltd.
k
29,224
5,214 Nuvation Bio, Inc.
k
15,225
19,746 Option Care Health, Inc.
k
546,964
20,659 Paragon 28, Inc.
k
141,308
825 Prestige Consumer Healthcare,
Inc.
k
56,801
2,902 Prime Medicine, Inc.
f,k
14,916
1,380 Progyny, Inc.
k
39,482
2,212 Prothena Corporation plc
k
45,656
633 QIAGEN NV 26,010
2,524 RAPT Therapeutics, Inc.
k
7,698
2,889 Recursion Pharmaceuticals, Inc.
f,k
21,667
5,610 Relay Therapeutics, Inc.
k
36,577
8,286 Repligen Corporation
k
1,044,533
3,500 Rocket Pharmaceuticals, Inc.
k
75,355
8,327 Royalty Pharma plc 219,583
1,671 Sage Therapeutics, Inc.
k
18,147
1,389 Sagimet Biosciences, Inc.
f,k
4,750
3,879 Sarepta Therapeutics, Inc.
k
612,882
21,193 scPharmaceuticals, Inc.
k
92,190
9,216 Stevanato Group SPA 169,021
4,315 Stryker Corporation 1,468,179
733 Teleflex, Inc. 154,172
669 Tenet Healthcare Corporation
k
88,997
6,590 Thermo Fisher Scientific, Inc. 3,644,270
1,965 UnitedHealth Group, Inc. 1,000,696
6,340 Veeva Systems, Inc.
k
1,160,283
8,374 Vericel Corporation
k
384,199
4,623 Vertex Pharmaceuticals, Inc.
k
2,166,893
4,578 Viemed Healthcare, Inc.
k
29,986
469 West Pharmaceutical Services,
Inc. 154,484
2,015 Xenon Pharmaceuticals, Inc.
k
78,565
1,286 Zentalis Pharmaceuticals, Inc.
k
5,260
5,628 Zimmer Biomet Holdings, Inc. 610,807
19,229 Zoetis, Inc. 3,333,539
Total 75,468,626
Industrials (1.8%)
3,137 A.O. Smith Corporation 256,544
2,908 AAR Corporation
k
211,412
2,303 ABM Industries, Inc. 116,463
257 Acuity Brands, Inc. 62,050
9,080 Advanced Drainage Systems, Inc. 1,456,341
Shares Common Stock (15.4%) Value
Industrials (1.8%) - continued
17,051 AECOM $ 1,502,875
2,568 Air Lease Corporation 122,057
4,147 Alight, Inc.
k
30,605
1,614 Allison Transmission Holdings, Inc. 122,503
13,747 AMETEK, Inc. 2,291,762
197 Applied Industrial Technologies,
Inc. 38,218
1,172 Arcosa, Inc. 97,757
5,121 Armstrong World Industries, Inc. 579,902
8,815 Atmus Filtration Technologies, Inc.
k
253,696
7,485 Automatic Data Processing, Inc. 1,786,595
262 Axon Enterprise, Inc.
k
77,091
16,738 AZEK Company, Inc.
k
705,172
1,633 AZZ, Inc. 126,149
15,687 Badger Infrastructure Solutions,
Ltd. 472,313
3,283 Beacon Roofing Supply, Inc.
k
297,112
5,189 Brady Corporation 342,578
5,625 BWX Technologies, Inc. 534,375
2,359 Carlisle Companies, Inc. 955,890
3,784 Casella Waste Systems, Inc.
k
375,448
6,954 Caterpillar, Inc. 2,316,377
5,433 CECO Environmental Corporation
k
156,742
3,072 Clean Harbors, Inc.
k
694,733
39,418 CNH Industrial NV 399,304
944 CSW Industrials, Inc. 250,453
92,049 CSX Corporation 3,079,039
1,144 Cummins, Inc. 316,808
302 Curtiss-Wright Corporation 81,836
11,442 Delta Air Lines, Inc. 542,808
2,033 DNOW, Inc.
k
27,913
4,054 Donaldson Company, Inc. 290,104
17 Dover Corporation 3,068
3,301 EMCOR Group, Inc. 1,205,129
85 ESCO Technologies, Inc. 8,928
47,030 ExlService Holdings, Inc.
k
1,474,861
745 Expeditors International of
Washington, Inc. 92,969
76,048 Fastenal Company 4,778,856
11,597 Ferguson plc 2,245,759
27,288 Flowserve Corporation 1,312,553
7,935 Fluor Corporation
k
345,569
3,235 Gates Industrial Corporation plc
k
51,145
2,222 General Dynamics Corporation 644,691
843 Gibraltar Industries, Inc.
k
57,788
5,472 Graco, Inc. 433,820
589 Griffon Corporation 37,614
7,600 Helios Technologies, Inc. 362,900
681 Herc Holdings, Inc. 90,771
3,156 Honeywell International, Inc. 673,932
56,653 Howmet Aerospace, Inc. 4,397,972
508 Huntington Ingalls Industries, Inc. 125,136
5,003 IDEX Corporation 1,006,604
19,807 Ingersoll Rand, Inc. 1,799,268
1,609 Interface, Inc. 23,620
1,872 ITT Corporation 241,825
2,701 Jacobs Solutions, Inc. 377,357
34,996 Janus International Group, Inc.
k
441,999
2,586 JB Hunt Transport Services, Inc. 413,760
185 Johnson Controls International plc 12,297
2,152 Kirby Corporation
k
257,659
1,708 Knight-Swift Transportation
Holdings, Inc. 85,263
3,892 Korn Ferry 261,309

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Industrials (1.8%) - continued
3,212 Kratos Defense & Security
Solutions, Inc.
k
$ 64,272
2,570 L3Harris Technologies, Inc. 577,171
5,759 Leidos Holdings, Inc. 840,123
442 Lincoln Electric Holdings, Inc. 83,379
4,724 Lyft, Inc.
k
66,608
3,289 Masco Corporation 219,278
12,761 Masterbrand, Inc.
k
187,331
840 Matson, Inc. 110,015
1,040 Maximus, Inc. 89,128
1,106 Miller Industries, Inc. 60,852
415 Moog, Inc. 69,430
4,026 Mueller Water Products, Inc. 72,146
4,460 Northrop Grumman Corporation 1,944,337
15,552 nVent Electric plc 1,191,439
5,075 Old Dominion Freight Line, Inc. 896,245
4,074 Oshkosh Corporation 440,807
985 Otis Worldwide Corporation 94,816
10,858 Owens Corning, Inc. 1,886,252
4,032 PACCAR, Inc. 415,054
2,098 Parker-Hannifin Corporation 1,061,189
13,919 Pentair plc 1,067,170
493 Quanta Services, Inc. 125,266
6,207 Regal Rexnord Corporation 839,311
510 Republic Services, Inc. 99,113
1,652 Resideo Technologies, Inc.
k
32,313
215 REV Group, Inc. 5,351
1,339 Robert Half, Inc. 85,669
2,844 Rockwell Automation, Inc. 782,896
1,184 Rush Enterprises, Inc. 49,574
1,979 Saia, Inc.
k
938,620
8,296 Schneider National, Inc. 200,431
5,189 Sensata Technologies Holding plc 194,017
2,138 Simpson Manufacturing Company,
Inc. 360,317
2,138 SiteOne Landscape Supply, Inc.
k
259,575
3,012 SkyWest, Inc.
k
247,195
1,147 SS&C Technologies Holdings, Inc. 71,882
253 Standex International Corporation 40,771
973 Tennant Company 95,782
2,009 Terex Corporation 110,174
248 Thermon Group Holdings, Inc.
k
7,628
5,140 Timken Company 411,868
8,275 Trane Technologies plc 2,721,896
310 TransDigm Group, Inc. 396,059
11,696 TransUnion 867,375
46,928 Uber Technologies, Inc.
k
3,410,727
49 UniFirst Corporation/MA 8,405
1,007 Union Pacific Corporation 227,844
18,880 United Parcel Service, Inc. 2,583,728
476 United Rentals, Inc. 307,843
3,060 Upwork, Inc.
k
32,895
3,182 Verra Mobility Corporation
k
86,550
456 Vertiv Holdings Company 39,476
168 Viad Corporation
k
5,712
507 Wabtec Corporation 80,131
1,886 Watsco, Inc. 873,671
Total 72,272,554
Information Technology (4.6%)
3,058 Adobe, Inc.
k
1,698,841
29,130 Advanced Micro Devices, Inc.
k
4,725,177
3,454 Agilysys, Inc.
k
359,700
1,458 Ambarella, Inc.
k
78,659
45,080 Amphenol Corporation 3,037,040
Shares Common Stock (15.4%) Value
Information Technology (4.6%) - continued
127,610 Apple, Inc. $ 26,877,218
18,801 Applied Materials, Inc. 4,436,848
9,221 AppLovin Corporation
k
767,372
4,535 Arista Networks, Inc.
k
1,589,427
4,901 ASGN, Inc.
k
432,121
6,027 Autodesk, Inc.
k
1,491,381
3,001 Broadcom, Inc. 4,818,196
4,174 CCC Intelligent Solutions Holdings,
Inc.
k
46,373
11,336 CDW Corporation 2,537,450
2,859 Ciena Corporation
k
137,747
47,143 Cisco Systems, Inc. 2,239,764
3,009 Clearwater Analytics Holdings,
Inc.
k
55,727
1,738 Coherent Corporation
k
125,935
1,708 Cohu, Inc.
k
56,535
1,696 CommScope Holding Company,
Inc.
k
2,086
1,657 CommVault Systems, Inc.
k
201,441
418 Consensus Cloud Solutions, Inc.
k
7,181
2,622 Crane NXT Company 161,043
3,850 Credo Technology Group Holding,
Ltd.
k
122,969
3,613 CyberArk Software, Ltd.
k
987,866
1,886 Datadog, Inc.
k
244,595
4,742 Descartes Systems Group, Inc.
k
459,215
2,193 DocuSign, Inc.
k
117,325
198 Dolby Laboratories, Inc. 15,688
12,323 Dynatrace Holdings, LLC
k
551,331
514 Elastic NV
k
58,550
3,276 Enphase Energy, Inc.
k
326,650
1,654 F5, Inc.
k
284,868
2,629 Fabrinet
k
643,553
20,211 Flex, Ltd.
k
596,022
397 FormFactor, Inc.
k
24,030
30,646 Fortinet, Inc.
k
1,847,034
1,877 Gartner, Inc.
k
842,886
1,682 Gilat Satellite Networks, Ltd.
k
7,519
14,295 Gitlab, Inc.
k
710,747
4,823 Globant SA
k
859,748
10,412 GoDaddy, Inc.
k
1,454,661
13,799 Guidewire Software, Inc.
k
1,902,744
1,400 Hewlett Packard Enterprise
Company 29,638
1,782 HubSpot, Inc.
k
1,051,006
202 Insight Enterprises, Inc.
k
40,069
18,025 International Business Machines
Corporation 3,117,424
718 IPG Photonics Corporation
k
60,592
1,151 Itron, Inc.
k
113,903
31,553 JFrog, Ltd.
k
1,184,815
1,662 Keysight Technologies, Inc.
k
227,278
1,835 KLA Corporation 1,512,976
2,208 Kyndryl Holdings, Inc.
k
58,092
1,710 Lam Research Corporation 1,820,893
20,878 Lattice Semiconductor
Corporation
k
1,210,715
1,883 Littelfuse, Inc. 481,276
15,408 Marvell Technology, Inc. 1,077,019
93 Microchip Technology, Inc. 8,510
80,907 Microsoft Corporation 36,161,384
1,613 MKS Instruments, Inc. 210,626
4,031 MongoDB, Inc.
k
1,007,589
1,813 Monolithic Power Systems, Inc. 1,489,706
1,072 Motorola Solutions, Inc. 413,846

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Information Technology (4.6%) - continued
5,146 NetApp, Inc. $ 662,805
2,216 Nova, Ltd.
k
519,718
277,293 NVIDIA Corporation 34,256,777
1,042 Okta, Inc.
k
97,542
989 ON Semiconductor Corporation
k
67,796
2,665 Onto Innovation, Inc.
k
585,127
137 OSI Systems, Inc.
k
18,840
2,839 Palo Alto Networks, Inc.
k
962,449
6,896 PDF Solutions, Inc.
k
250,876
897 Plexus Corporation
k
92,552
330 Procore Technologies, Inc.
k
21,882
6,567 PTC, Inc.
k
1,193,027
3,606 Q2 Holdings, Inc.
k
217,550
341 Qorvo, Inc.
k
39,570
32,713 QUALCOMM, Inc. 6,515,775
20,054 Salesforce, Inc. 5,155,883
17,331 Samsung Electronics Company,
Ltd. 1,019,996
7,925 ServiceNow, Inc.
k
6,234,360
2,278 Silicon Laboratories, Inc.
k
252,015
4,840 SolarWinds Corporation 58,322
1,811 Synopsys, Inc.
k
1,077,654
4,638 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 806,131
1,976 TD SYNNEX Corporation 228,030
1,500 TE Connectivity, Ltd. 225,645
212 Teledyne Technologies, Inc.
k
82,252
1,246 Tenable Holdings, Inc.
k
54,301
26,464 Trimble, Inc.
k
1,479,867
21,674 TTM Technologies, Inc.
k
421,126
5,818 Tyler Technologies, Inc.
k
2,925,174
5,159 Unisys Corporation
k
21,307
1,483 Unity Software, Inc.
k
24,114
171 Universal Display Corporation 35,953
13,979 Varonis Systems, Inc.
k
670,573
4,255 VeriSign, Inc.
k
756,539
1,308 Viavi Solutions, Inc.
k
8,986
7,030 Vontier Corporation 268,546
4,911 Workiva, Inc.
k
358,454
1,211 Xerox Holdings Corporation 14,072
1,402 Zeta Global Holdings Corporation
k
24,745
Total 186,924,951
Materials (0.4%)
674 Albemarle Corporation 64,381
1,393 Alcoa Corporation 55,414
511 AptarGroup, Inc. 71,954
153 Avery Dennison Corporation 33,453
3,314 Avient Corporation 144,656
9,189 Axalta Coating Systems, Ltd.
k
313,988
1,705 Ball Corporation 102,334
549 Berry Plastics Group, Inc. 32,309
348 Celanese Corporation 46,942
6,763 CF Industries Holdings, Inc. 501,274
10,275 Chemours Company 231,907
5,447 Corteva, Inc. 293,811
2,119 Eagle Materials, Inc. 460,798
10,090 Eastman Chemical Company 988,517
5,181 Ecolab, Inc. 1,233,078
740 Greif, Inc. 42,528
1,221 Huntsman Corporation 27,802
4,317 Ingevity Corporation
k
188,696
1,885 Innospec, Inc. 232,967
5,022 Ivanhoe Mines, Ltd.
k
64,792
Shares Common Stock (15.4%) Value
Materials (0.4%) - continued
1,742 Kaiser Aluminum Corporation $ 153,122
2,207 Knife River Corporation
k
154,799
752 Koppers Holdings, Inc. 27,817
7,516 Linde plc 3,298,096
2,014 Louisiana-Pacific Corporation 165,813
213 LyondellBasell Industries NV 20,376
1,802 Martin Marietta Materials, Inc. 976,324
852 Minerals Technologies, Inc. 70,852
7,889 Mosaic Company 227,992
15,096 Nucor Corporation 2,386,376
3,391 O-I Glass, Inc.
k
37,742
1,896 Orion SA 41,598
16 Packaging Corporation of America 2,921
578 PPG Industries, Inc. 72,764
123 Quaker Chemical Corporation 20,873
1,941 Radius Recycling, Inc. 29,639
23,526 Ranpak Holdings Corporation
k
151,272
5,986 RPM International, Inc. 644,572
1,522 Sealed Air Corporation 52,950
2,204 Steel Dynamics, Inc. 285,418
6,993 Summit Materials, Inc.
k
256,014
2,378 SunCoke Energy, Inc. 23,304
7,627 Trinseo plc 17,618
14,034 Tronox Holdings plc 220,193
218 United States Lime & Minerals, Inc. 79,391
5,076 United States Steel Corporation 191,873
1,152 Vulcan Materials Company 286,479
800 West Fraser Timber Company, Ltd. 61,496
Total 15,089,285
Real Estate (0.5%)
6,737 Acadia Realty Trust 120,727
12,832 Agree Realty Corporation 794,814
962 Alexandria Real Estate Equities,
Inc. 112,525
4,095 American Healthcare REIT, Inc. 59,828
7,401 AvalonBay Communities, Inc. 1,531,193
1,941 Brixmor Property Group, Inc. 44,818
11,096 CBRE Group, Inc.
k
988,765
21,580 Compass, Inc.
k
77,688
11,221 CoStar Group, Inc.
k
831,925
5,207 Crown Castle, Inc. 508,724
26,184 Cushman and Wakefield plc
k
272,314
1,218 DiamondRock Hospitality
Company 10,292
3,601 DigitalBridge Group, Inc. 49,334
12,017 Douglas Elliman, Inc.
f,k
13,940
7,608 EastGroup Properties, Inc. 1,294,121
9,554 EPR Properties 401,077
2,396 Equinix, Inc. 1,812,814
29,160 Equity Commonwealth
k
565,704
92,632 Essential Properties Realty Trust,
Inc. 2,566,833
512 Essex Property Trust, Inc. 139,366
436 Extra Space Storage, Inc. 67,759
3,059 First Industrial Realty Trust, Inc. 145,333
10,393 Four Corners Property Trust, Inc. 256,395
5,631 Getty Realty Corporation 150,122
25,442 Healthcare Realty Trust, Inc. 419,284
7,465 Healthpeak Properties, Inc. 146,314
1,229 Howard Hughes Holdings, Inc.
k
79,664
2,455 Independence Realty Trust, Inc. 46,007
4,391 Industrial Logistics Properties Trust 16,159
5,064 Invitation Homes, Inc. 181,747
22,154 LXP Industrial Trust 202,044

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.4%) Value
Real Estate (0.5%) - continued
8,595 Medical Properties Trust, Inc. $ 37,044
9,560 National Storage Affiliates Trust 394,063
11,174 NetSTREIT Corporation 179,901
929 NNN REIT, Inc. 39,575
7,448 Pebblebrook Hotel Trust 102,410
24,344 Phillips Edison and Company, Inc. 796,292
1,802 Plymouth Industrial REIT, Inc. 38,527
957 RE/MAX Holdings, Inc. 7,752
4,514 Retail Opportunity Investments
Corporation 56,109
691 RMR Group, Inc. 15,617
3,718 SBA Communications Corporation 729,843
24,412 STAG Industrial, Inc. 880,297
1,176 Sun Communities, Inc. 141,520
8,090 Tanger, Inc. 219,320
19,173 Terreno Realty Corporation 1,134,658
12,280 UDR, Inc. 505,322
3,711 Zillow Group, Inc., Class A
k
167,143
Total 19,353,023
Utilities (0.3%)
2,236 Alliant Energy Corporation 113,812
5,942 American Water Works Company,
Inc. 767,469
3,869 CenterPoint Energy, Inc. 119,862
11,860 Clearway Energy, Inc., Class A 268,748
10,198 Clearway Energy, Inc., Class C 251,789
3,619 Constellation Energy Corporation 724,777
6,122 Duke Energy Corporation 613,608
5,235 Entergy Corporation 560,145
49,350 Evergy, Inc. 2,614,069
3,748 Eversource Energy 212,549
4,257 NiSource, Inc. 122,644
471 Northwestern Energy Group, Inc. 23,588
10,995 PNM Resources, Inc. 406,375
16,966 Portland General Electric
Company 733,610
7,569 Public Service Enterprise Group,
Inc. 557,835
648 Spire, Inc. 39,353
39,032 UGI Corporation 893,833
4,800 Vistra Energy Corporation 412,704
44,774 Xcel Energy, Inc. 2,391,379
Total 11,828,149
Total Common Stock
(cost $405,619,356) 617,597,432
Shares Private Equity Funds ( 0.4% ) Value
Secondary (0.4%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,e,k
267,734
1 ASF IX, LP
*,e,k
2,429,436
1 ASF VIII Sidecar (Cayman), LP
*,e,k
27,913
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,e,k
778,153
1 LCP X (Offshore), LP
*,e,k
11,655,694
Shares Private Equity Funds (0.4%) Value
Secondary (0.4%) - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,e,k
$ 172,828
Total 15,331,758
Total Private Equity Funds
(cost $11,299,789) 15,331,758
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
7,277,244 Thrivent Cash Management Trust 7,277,244
Total Collateral Held for
Securities Loaned
(cost $7,277,244) 7,277,244
Shares or
Principal
Amount Short-Term Investments ( 12.0% ) Value
Federal Home Loan Bank Discount
Notes
13,300,000 5.233%, 7/10/2024
l,m
13,276,747
1,000,000 5.240%, 7/12/2024
l,m
997,960
5,300,000 5.250%, 7/17/2024
l,m
5,285,329
1,100,000 5.260%, 7/19/2024
l,m
1,096,634
500,000 5.259%, 7/24/2024
l,m
498,106
300,000 5.260%, 7/31/2024
l,m
298,558
800,000 5.250%, 8/7/2024
l,m
795,347
200,000 5.243%, 8/14/2024
l,m
198,633
200,000 5.240%, 8/16/2024
l,m
198,575
1,000,000 5.248%, 8/21/2024
l,m
992,147
100,000 5.245%, 9/11/2024
l,m
98,917
3,400,000 5.240%, 9/18/2024
l,m
3,359,729
Thrivent Core Short-Term Reserve
Fund
45,305,962 5.580% 453,059,624
U.S. Treasury Bills
1,000,000 5.243%, 7/11/2024
l
998,541
300,000 5.243%, 7/25/2024
l
298,953
Total Short-Term Investments
(cost $481,277,742) 481,453,800
Total Investments (cost
$3,848,926,917) 101.9% $4,096,141,088
Other Assets and Liabilities, Net
(1.9%) (75,377,847)
Total Net Assets 100.0% $4,020,763,241
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $223,558,942 or 5.6% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of June 28,
2024 was $16,028,016 or 0.40% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 28,
2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/27/2024 $ –
ASF IX, LP  3/18/2024 1,527,407
ASF VIII Sidecar (Cayman), LP  6/27/2024 –
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 384,000
LCP X (Offshore), LP  10/25/2023 9,388,382
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 992,170
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/27/2024 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 6,652,754
Common Stock 332,363
Total lending $6,985,117
Gross amount payable upon return of
collateral for securities loaned $7,277,244
Net amounts due to counterparty $292,127
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 406,083,708
Gross unrealized depreciation (189,802,869)
Net unrealized appreciation (depreciation) $ 216,280,839
Cost for federal income tax purposes $ 3,881,948,934

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 36,201,880 – 34,898,630 1,303,250
Basic Materials 11,357,229 – 11,357,229 –
Capital Goods 25,961,163 – 25,961,163 –
Collateralized Mortgage Obligations 64,179,752 – 62,579,752 1,600,000
Commercial Mortgage-Backed Securities 27,506,741 – 27,506,741 –
Communications Services 38,015,281 – 38,015,281 –
Consumer Cyclical 46,990,205 – 46,990,205 –
Consumer Non-Cyclical 48,290,869 – 48,290,869 –
Energy 39,370,419 – 39,370,419 –
Financials 128,785,819 – 128,785,819 –
Foreign Government 879,631 – 879,631 –
Mortgage-Backed Securities 472,497,995 – 472,497,995 –
Technology 30,902,716 – 30,902,716 –
Transportation 9,588,194 – 9,588,194 –
U.S. Government & Agencies 496,244,988 – 496,244,988 –
Utilities 30,643,265 – 30,643,265 –
Registered Investment Companies
U.S. Affiliated 1,170,532,675 1,170,532,675 – –
U.S. Unaffiliated 21,045,246 21,045,246 – –
Common Stock
Communications Services 51,316,390 51,234,792 81,598 –
Consumer Discretionary 66,968,967 66,968,967 – –
Consumer Staples 19,210,005 19,210,005 – –
Energy 18,228,210 18,228,210 – –
Financials 80,937,272 80,937,272 – –
Health Care 75,468,626 75,468,626 – –
Industrials 72,272,554 71,800,241 472,313 –
Information Technology 186,924,951 185,904,955 1,019,996 –
Materials 15,089,285 15,024,493 64,792 –
Real Estate 19,353,023 19,353,023 – –
Utilities 11,828,149 11,828,149 – –
Private Equity Funds
Secondary 15,331,758 – – 15,331,758
Short-Term Investments 28,394,176 – 28,394,176 –
Subtotal Investments in Securities $3,360,317,434 $1,807,536,654 $1,534,545,772 $18,235,008
Other Investments  * Total
Affiliated Short-Term Investments 453,059,624
U.S. Affiliated Registered Investment Cos. 275,486,786
Collateral Held for Securities Loaned 7,277,244
Subtotal Other Investments $735,823,654
Total Investments at Value $4,096,141,088
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,542,819 3,542,819 – –
Total Asset Derivatives $3,542,819 $3,542,819 $– $–
Liability Derivatives
Futures Contracts 1,454,134 869,222 584,912 –
Total Liability Derivatives $1,454,134 $869,222 $584,912 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $24,449,550 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 30 September 2024 $ 3,270,552 $ 28,979
CBOT 2-Yr. U.S. Treasury Note 865 September 2024 176,124,371 524,847
CBOT 5-Yr. U.S. Treasury Note 85 September 2024 8,996,942 62,200
CBOT U.S. Long Bond 297 September 2024 34,731,260 407,552
CME E-mini Russell 2000 Index 9 September 2024 913,448 15,802
CME E-mini S&P 500 Index 1,505 September 2024 414,101,036 1,391,839
CME E-mini S&P Mid-Cap 400 Index 2 September 2024 585,787 5,833
CME Ultra Long Term U.S. Treasury Bond 49 September 2024 6,074,202 67,642
ICE mini MSCI EAFE Index 876 September 2024 101,810,343 821,817
Ultra 10-Yr. U.S. Treasury Note 40 September 2024 4,497,298 43,952
Total Futures Long Contracts $ 751,105,239 $ 3,370,463
CBOT 10-Yr. U.S. Treasury Note (18) September 2024 ( $ 1,962,231) ( $ 17,487)
CME E-mini Russell 2000 Index (915) September 2024 (94,073,304) (400,446)
CME E-mini S&P Mid-Cap 400 Index (479) September 2024 (141,241,701) (451,289)
CME Euro Foreign Exchange Currency (373) September 2024 (50,290,967) 159,767
Eurex Euro STOXX 50 Index (924) September 2024 (48,289,369) (584,912)
ICE US mini MSCI Emerging Markets Index (55) September 2024 (3,005,139) 12,589
Total Futures Short Contracts ( $ 338,862,711) ($1,281,778)
Total Futures Contracts $ 412,242,528 $2,088,685
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 159,767
Total Foreign Exchange Contracts 159,767
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,247,880
Total Equity Contracts 2,247,880
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,135,172
Total Interest Rate Contracts 1,135,172
Total Asset Derivatives $3,542,819
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,436,647
Total Equity Contracts 1,436,647
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,487
Total Interest Rate Contracts 17,487
Total Liability Derivatives $1,454,134
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 48,559,976
Total Equity Contracts
48,559,976
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 511,588
Total Foreign Exchange Contracts 511,588
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 361,300
Total Interest Rate Contracts
361,300
Total $49,432,864
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,278,918
Total Foreign Exchange Contracts 1,278,918
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,486,413)
Total Equity Contracts (5,486,413)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,850,223)
Total Interest Rate Contracts (6,850,223)
Total ($11,057,718)
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $517,250,463
Futures - Short (265,987,507)
Interest Rate Contracts
Futures - Long 214,333,099
Futures - Short (1,192,292)
Foreign Exchange Contracts
Futures - Short (48,134,883)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $140,309 $3,939 $16,410 $127,828 15,998 3.2%
Core Emerging Markets Equity 36,993 – – 40,302 4,242 1.0
Core International Equity 33,935 – – 35,679 3,353 0.9
Core Low Volatility Equity 23,442 – 21,600 2,047 183 0.1
Core Mid Cap Value 42,522 – 6,000 37,520 3,452 0.9
Core Small Cap Value 35,934 – 6,000 32,111 3,018 0.8
Global Stock 58,754 2,116 21,000 42,556 2,970 1.1
High Yield 97,012 2,977 7,373 91,773 22,218 2.3
Income 291,884 6,064 23,785 268,121 30,904 6.6
International Allocation 81,309 2,630 – 85,318 8,845 2.1
International Index 22,311 619 – 23,502 1,723 0.6
Large Cap Value 294,402 13,688 – 315,554 14,006 7.8
Limited Maturity Bond 164,920 2,987 13,952 154,563 16,015 3.8
Mid Cap Stock 101,811 1,730 – 106,333 5,263 2.6
Small Cap Stock 79,077 534 – 82,811 4,479 2.1
Total U.S. Affiliated Registered Investment
Companies 1,504,615 1,446,018 35.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 469,090 613,690 629,720 453,060 45,306 11.3
Total Affiliated Short-Term Investments 469,090 453,060 11.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,564 66,154 73,441 7,277 7,277 0.2
Total Collateral Held for Securities Loaned 14,564 7,277 0.2
Total Value $1,988,269 $1,906,355
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,165) $4,155 $ – $3,938
Core Emerging Markets Equity – 3,309 – –
Core International Equity – 1,744 – –
Core Low Volatility Equity 644 (439) – –
Core Mid Cap Value Fund 586 412 – –
Core Small Cap Value Fund 169 2,008 – –
Global Stock 2,665 21 1,256 860
High Yield (1,171) 328 – 2,976
Income (3,669) (2,373) – 6,064
International Allocation – 1,379 – 2,631
International Index – 572 – 619
Large Cap Value – 7,464 8,629 5,060
Limited Maturity Bond (293) 901 – 2,982
Mid Cap Stock – 2,792 1,152 578
Small Cap Stock – 3,200 – 534
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 12,132
Total Income/Non Cash Income from Affiliated
Investments $38,374
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value ($5,234) $25,473 $ 11,037

Money Market Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 1.0% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 4,110,000 5.211%  $ 4,110,000
Total 4,110,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) ( 37.4% )
a
Value
Federal Agricultural Mortgage
Corporation
4,700,000
5.450% (SOFRRATE +
0.110%), 7/24/2024
b
4,700,000
1,680,000
5.440% (SOFRRATE +
0.100%), 11/8/2024
b
1,680,000
2,820,000
5.540% (SOFRRATE +
0.200%), 7/21/2025
b
2,820,000
Federal Farm Credit Bank
5,500,000
5.420% (SOFRRATE +
0.080%), 7/22/2024
b
5,500,000
1,400,000
5.440% (SOFRRATE +
0.100%), 8/8/2024
b
1,400,000
1,500,000
5.440% (SOFRRATE +
0.100%), 10/11/2024
b
1,500,000
2,400,000
5.470% (FEDL 1M + 0.140%),
11/14/2024
b
2,400,000
1,235,000
5.520% (SOFRRATE +
0.180%), 12/19/2024
b
1,235,985
2,000,000
5.365% (SOFRRATE +
0.025%), 1/17/2025
b
2,000,000
1,315,000
5.460% (SOFRRATE +
0.120%), 1/21/2025
b
1,315,000
1,800,000
5.430% (FEDL 1M + 0.100%),
1/24/2025
b
1,799,924
1,500,000
5.480% (FEDL 1M + 0.150%),
2/3/2025
b
1,500,000
1,520,000
5.380% (SOFRRATE +
0.040%), 2/7/2025
b
1,520,000
7,600,000
5.385% (SOFRRATE +
0.045%), 2/12/2025
b
7,600,000
750,000
5.380% (SOFRRATE +
0.040%), 4/9/2025
b
750,000
900,000
5.485% (FEDL 1M + 0.155%),
6/27/2025
b
900,496
5,050,000
5.495% (SOFRRATE +
0.155%), 9/15/2025
b
5,054,755
1,600,000
5.470% (SOFRRATE +
0.130%), 10/3/2025
b
1,600,000
1,550,000
5.465% (FEDL 1M + 0.135%),
11/10/2025
b
1,549,859
1,300,000
5.410% (SOFRRATE +
0.070%), 11/17/2025
b
1,300,000
1,500,000
5.465% (SOFRRATE +
0.125%), 11/28/2025
b
1,500,000
3,000,000
5.420% (SOFRRATE +
0.080%), 12/12/2025
b
3,000,472
1,450,000
5.460% (SOFRRATE +
0.120%), 1/27/2026
b
1,450,000
2,130,000
5.420% (SOFRRATE +
0.080%), 2/10/2026
b
2,130,000
4,200,000
5.420% (SOFRRATE +
0.080%), 2/17/2026
b
4,200,000
3,500,000
5.415% (FEDL 1M + 0.085%),
5/7/2026
b
3,500,000
1,430,000
5.435% (SOFRRATE +
0.095%), 6/3/2026
b
1,430,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) (37.4%)
a
Value
Federal Home Loan Bank
$ 3,400,000
5.410% (SOFRRATE +
0.070%), 7/5/2024
b
$ 3,400,000
1,600,000
5.370% (SOFRRATE +
0.030%), 7/22/2024
b
1,600,000
8,000,000
5.405% (SOFRRATE +
0.065%), 7/23/2024
b
8,000,000
3,750,000
5.340% (SOFRRATE FLAT),
7/29/2024
b
3,750,000
7,600,000
5.350% (SOFRRATE +
0.010%), 8/27/2024
b
7,600,000
5,000,000
5.345% (SOFRRATE +
0.005%), 8/29/2024
b
5,000,000
3,800,000
5.350% (SOFRRATE +
0.010%), 9/6/2024
b
3,800,000
3,575,000
5.345% (SOFRRATE +
0.005%), 10/7/2024
b
3,575,000
1,520,000
5.360% (SOFRRATE +
0.020%), 11/7/2024
b
1,520,000
1,550,000
5.360% (SOFRRATE +
0.020%), 11/12/2024
b
1,550,000
1,515,000
5.365% (SOFRRATE +
0.025%), 11/14/2024
b
1,515,000
1,400,000
5.345% (SOFRRATE +
0.005%), 11/29/2024
b
1,400,000
4,700,000
5.465% (SOFRRATE +
0.125%), 1/24/2025
b
4,700,000
3,040,000
5.390% (SOFRRATE +
0.050%), 2/5/2025
b
3,040,000
4,350,000
5.380% (SOFRRATE +
0.040%), 3/14/2025
b
4,350,000
1,600,000
5.455% (SOFRRATE +
0.115%), 6/16/2025
b
1,600,000
1,900,000
5.500% (SOFRRATE +
0.160%), 7/14/2025
b
1,900,000
800,000
5.525% (SOFRRATE +
0.185%), 10/24/2025
b
800,000
U.S. International Development
Finance Corporation
2,829,899
5.490% (T-BILL 3M FLAT),
7/5/2024
b
2,829,899
584,000
5.490% (T-BILL 3M FLAT),
7/5/2024
b
584,000
824,529
5.490% (T-BILL 3M FLAT),
7/5/2024
b
824,528
1,236,793
5.490% (T-BILL 3M FLAT),
7/5/2024
b
1,236,792
2,948,928
5.490% (T-BILL 3M FLAT),
7/5/2024
b
2,948,928
2,217,405
5.490% (T-BILL 3M FLAT),
7/5/2024
b
2,217,405
1,076,904
5.490% (T-BILL 3M FLAT),
7/5/2024
b
1,076,904
530,769
5.500% (T-BILL 3M FLAT),
7/5/2024
b
530,769
2,290,909
5.500% (T-BILL 3M FLAT),
7/5/2024
b
2,290,909
403,846
5.500% (T-BILL 3M FLAT),
7/5/2024
b
403,846
1,753,847
5.500% (T-BILL 3M FLAT),
7/5/2024
b
1,753,847
714,386
5.500% (T-BILL 3M FLAT),
7/5/2024
b
714,386
1,376,400
5.500% (T-BILL 3M FLAT),
7/5/2024
b
1,376,400

Money Market Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) (37.4%)
a
Value
$ 1,026,666
5.500% (T-BILL 3M + 0.070%),
7/5/2024
b
$ 1,026,666
1,858,140
5.500% (T-BILL 3M FLAT),
7/5/2024
b
1,858,140
843,750
5.500% (T-BILL 3M FLAT),
7/5/2024
b
843,750
733,500
5.500% (T-BILL 3M FLAT),
7/5/2024
b
733,500
526,316
5.500% (T-BILL 3M FLAT),
7/5/2024
b
526,316
1,495,000
5.500% (T-BILL 3M FLAT),
7/5/2024
b
1,495,000
1,328,226
5.500% (T-BILL 3M FLAT),
7/5/2024
b
1,328,226
500,000
5.500% (T-BILL 3M FLAT),
7/5/2024
b
500,000
4,500,000 5.670% , 10/23/2024 4,550,833
3,800,000 5.800% , 11/15/2024 3,933,750
Total 160,021,285
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) ( 15.2% )
a
Value
Federal Home Loan Bank
3,750,000 5.245% , 7/5/2024 3,746,722
3,840,000 5.258% , 7/12/2024 3,832,709
3,500,000 5.260% , 7/16/2024 3,491,306
2,250,000 5.248% , 7/17/2024 2,244,096
4,485,000 5.256% , 7/19/2024 4,471,904
1,430,000 5.270% , 7/22/2024 1,425,185
1,500,000 5.245% , 7/26/2024 1,494,099
1,350,000 5.250% , 8/14/2024 1,340,944
3,750,000 5.242% , 8/16/2024 3,723,788
3,700,000 5.252% , 8/21/2024 3,671,393
1,000,000 5.240% , 8/28/2024 991,267
7,900,000 5.241% , 8/30/2024 7,828,695
9,700,000 5.244% , 9/11/2024 9,595,448
2,800,000 5.245% , 9/13/2024 2,768,996
1,700,000 5.237% , 9/18/2024 1,679,968
4,930,000 5.249% , 9/20/2024 4,870,343
1,500,000 5.210% , 10/2/2024 1,479,377
Federal Home Loan Mortgage
Corporation
5,000,000 5.250% , 7/16/2024 4,987,604
1,500,000 5.260% , 7/30/2024 1,493,206
Total 65,137,050
Principal
Amount U.S. Treasury Debt ( 45.6% )
a
Value
U.S. Treasury Bills
11,025,000 5.274% , 7/2/2024 11,020,154
750,000 5.276% , 7/9/2024 748,901
5,600,000 5.264% , 7/16/2024 5,586,080
9,250,000 5.253% , 7/18/2024 9,224,355
5,060,000 5.272% , 7/23/2024 5,042,215
9,600,000 5.256% , 7/25/2024 9,563,562
10,600,000 5.268% , 7/30/2024 10,553,446
10,075,000 5.263% , 8/6/2024 10,019,033
13,750,000 5.247% , 8/13/2024 13,659,820
3,750,000 5.248% , 8/15/2024 3,724,309
11,400,000 5.239% , 8/20/2024 11,313,726
3,570,000 5.247% , 8/22/2024 3,541,902
13,500,000 5.257% , 8/27/2024
c
13,388,295
3,750,000 5.245% , 9/3/2024 3,713,941
Principal
Amount U.S. Treasury Debt (45.6%)
a
Value
$ 3,575,000 5.250% , 9/5/2024 $ 3,539,548
9,450,000 5.236% , 9/10/2024 9,349,673
11,200,000 5.246% , 9/12/2024 11,077,596
9,975,000 5.232% , 9/17/2024 9,859,021
7,000,000 5.246% , 9/19/2024 6,916,363
12,870,000 5.237% , 9/24/2024 12,707,120
3,575,000 5.240% , 10/1/2024 3,526,086
3,500,000 5.231% , 10/8/2024 3,448,635
9,800,000 5.222% , 10/15/2024 9,646,481
1,500,000 5.185% , 10/17/2024 1,476,235
3,500,000 5.216% , 10/29/2024 3,439,654
U.S. Treasury Notes
1,355,000
5.342% (USBMMY 3M +
0.037%), 7/31/2024
b
1,353,691
3,210,000
5.505% (USBMMY 3M +
0.200%), 1/31/2025
b
3,209,040
4,100,000
5.475% (USBMMY 3M +
0.170%), 10/31/2025
b
4,097,453
Total 194,746,335
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 4.7% )
a
Value
RBC Dominion Securities
20,000,000 5.290% , 7/1/2024
d
20,000,000
Total 20,000,000
Total Investments (at amortized
cost) 103.9% $444,014,670
Other Assets and Liabilities,
Net (3.9)% (16,486,216)
Total Net Assets 100.0% $427,528,454
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated June 28, 2024, $20,008,817
maturing July 1, 2024, collateralized by $20,409,018 U.S.
Government or related agency securities, 0.13%-4.25%,
due June 30, 2025 - May 15, 2042.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 444,014,670

Money Market Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 4,110,000 4,110,000 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 160,021,285 – 160,021,285 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 65,137,050 – 65,137,050 –
U.S. Treasury Debt 194,746,335 – 194,746,335 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 20,000,000 – 20,000,000 –
Total Investments at Amortized Cost $444,014,670 $4,110,000 $439,904,670 $–

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 72.9% ) Value
Basic Materials (1.7%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
$ 10,000 8.625%,  6/15/2029
a
$ 10,262
ATI, Inc.
30,000 7.250%,  8/15/2030 30,968
ATI, Inc., Convertible
10,000 3.500%,  6/15/2025 35,785
Cascades, Inc./Cascades USA,
Inc.
30,000 5.125%,  1/15/2026
a,b
29,541
Chemours Company
52,000 5.750%,  11/15/2028
a
48,009
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 36,741
40,000 4.625%,  3/1/2029
a
37,852
Consolidated Energy Finance SA
75,000 5.625%,  10/15/2028
a
63,767
First Quantum Minerals, Ltd.
16,000 6.875%,  10/15/2027
a
15,631
Hecla Mining Company
20,000 7.250%,  2/15/2028 20,011
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
39,129
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
15,000 9.000%,  7/1/2028
a
15,119
INEOS Finance plc
37,000 7.500%,  4/15/2029
a
37,381
Mercer International, Inc.
16,000 5.125%,  2/1/2029
b
14,082
Methanex Corporation
21,000 4.250%,  12/1/2024 20,816
19,000 5.125%,  10/15/2027 18,327
13,000 5.250%,  12/15/2029 12,543
Mineral Resources, Ltd.
9,000 9.250%,  10/1/2028
a
9,446
Novelis Corporation
25,000 3.250%,  11/15/2026
a
23,525
15,000 3.875%,  8/15/2031
a
12,987
Olin Corporation
20,000 5.125%,  9/15/2027 19,400
Peabody Energy Corporation,
Convertible
11,000 3.250%,  3/1/2028
b
14,426
SCIL IV, LLC/SCIL USA Holdings,
LLC
28,000 5.375%,  11/1/2026
a
27,074
SNF Group SACA
40,000 3.375%,  3/15/2030
a
34,497
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
42,580
Taseko Mines, Ltd.
26,000 8.250%,  5/1/2030
a
26,598
Tronox, Inc.
14,000 4.625%,  3/15/2029
a
12,638
United States Steel Corporation
38,000 6.875%,  3/1/2029 38,184
Total 747,319
Principal
Amount Long-Term Fixed Income (72.9%) Value
Capital Goods (3.3%)
AAR Escrow Issuer, LLC
$ 17,000 6.750%,  3/15/2029
a
$ 17,330
Advanced Drainage Systems, Inc.
32,000 6.375%,  6/15/2030
a
32,116
Amsted Industries, Inc.
26,000 5.625%,  7/1/2027
a
25,569
10,000 4.625%,  5/15/2030
a
9,175
Array Technologies, Inc.,
Convertible
14,000 1.000%,  12/1/2028 11,294
Bombardier, Inc.
6,000 7.875%,  4/15/2027
a
6,015
52,000 6.000%,  2/15/2028
a
51,402
35,000 7.000%,  6/1/2032
a
35,486
Brand Industrial Services, Inc.
20,000 10.375%,  8/1/2030
a
21,614
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
18,919
Camelot Return Merger Sub, Inc.
12,000 8.750%,  8/1/2028
a
11,765
Canpack SA/Canpack US, LLC
56,000 3.875%,  11/15/2029
a
50,202
Chart Industries, Inc.
48,000 7.500%,  1/1/2030
a
49,602
Chart Industries, Inc., Convertible
10,000 1.000%,  11/15/2024 24,625
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,065
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,863
Crown Cork & Seal Company, Inc.
47,000 7.375%,  12/15/2026 48,561
EquipmentShare.com, Inc.
14,000 8.625%,  5/15/2032
a
14,517
ESAB Corporation
10,000 6.250%,  4/15/2029
a
10,060
Fluor Corporation, Convertible
27,000 1.125%,  8/15/2029
a
30,794
Gates Corporation
7,000 6.875%,  7/1/2029
a
7,122
GFL Environmental, Inc.
18,000 4.000%,  8/1/2028
a
16,729
54,000 3.500%,  9/1/2028
a
49,781
Greenbrier Companies, Inc.,
Convertible
18,000 2.875%,  4/15/2028 19,296
H&E Equipment Services, Inc.
77,000 3.875%,  12/15/2028
a
69,475
Herc Holdings, Inc.
20,000 6.625%,  6/15/2029
a
20,280
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
8,000 6.750%,  4/1/2032
a
8,057
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a,b
22,149
Mueller Water Products, Inc.
29,000 4.000%,  6/15/2029
a
26,552
Nesco Holdings II, Inc.
55,000 5.500%,  4/15/2029
a
50,943

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Capital Goods (3.3%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 48,000 5.250%,  7/15/2028
a
$ 45,318
OI European Group BV
42,000 4.750%,  2/15/2030
a
38,399
Owens-Brockway Glass Container,
Inc.
25,000 6.625%,  5/13/2027
a
24,949
10,000 7.375%,  6/1/2032
a
10,012
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
32,659
Patrick Industries, Inc., Convertible
9,000 1.750%,  12/1/2028 10,890
Reworld Holding Corporation
17,000 4.875%,  12/1/2029
a
15,516
Sealed Air Corporation/Sealed Air
Corporation (US)
40,000 6.125%,  2/1/2028
a
39,904
Smyrna Ready Mix Concrete, LLC
41,000 8.875%,  11/15/2031
a
43,498
Spirit AeroSystems, Inc.
42,000 9.750%,  11/15/2030
a
46,331
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,424
Summit Materials, LLC/Summit
Materials Finance Corporation
12,000 7.250%,  1/15/2031
a
12,428
TransDigm, Inc.
61,000 5.500%,  11/15/2027 59,898
49,000 7.125%,  12/1/2031
a
50,488
37,000 6.625%,  3/1/2032
a
37,372
Trivium Packaging Finance
14,000 5.500%,  8/15/2026
a
13,717
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,946
57,000 4.875%,  1/15/2028 55,244
20,000 4.000%,  7/15/2030 18,086
WESCO Distribution, Inc.
27,000 7.250%,  6/15/2028
a
27,484
13,000 6.375%,  3/15/2029
a
13,047
9,000 6.625%,  3/15/2032
a
9,095
Total 1,428,063
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
14,460
3.651%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
12,461
Residential Accredit Loans, Inc.
Trust
38,164
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 29,525
Total 41,986
Communications Services (3.9%)
AMC Networks, Inc.
7,000 10.250%,  1/15/2029
a
6,896
AMC Networks, Inc., Convertible
3,000 4.250%,  2/15/2029
a
2,883
CCO Holdings, LLC/CCO Holdings
Capital Corporation
22,000 5.000%,  2/1/2028
a
20,568
Principal
Amount Long-Term Fixed Income (72.9%) Value
Communications Services (3.9%) - continued
$ 17,000 6.375%,  9/1/2029
a
$ 16,159
34,000 4.750%,  3/1/2030
a
29,448
85,000 4.500%,  8/15/2030
a
71,959
21,000 4.250%,  2/1/2031
a
17,145
90,000 4.750%,  2/1/2032
a
73,707
45,000 4.250%,  1/15/2034
a
34,158
CenterPoint Energy, Inc.,
Convertible
574 3.369%,  9/15/2029 19,493
Cimpress plc
31,000 7.000%,  6/15/2026 30,975
Clear Channel Outdoor Holdings,
Inc.
6,000 7.875%,  4/1/2030
a
6,039
Clear Channel Worldwide
Holdings, Inc.
54,000 5.125%,  8/15/2027
a
51,569
Connect Finco SARL/Connect US
Finco, LLC
25,000 6.750%,  10/1/2026
a
24,129
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
86,000 5.875%,  8/15/2027
a
80,890
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
46,863
18,000 8.750%,  5/15/2030
a
18,548
12,000 8.625%,  3/15/2031
a
12,362
GCI, LLC
40,000 4.750%,  10/15/2028
a
36,511
Gray Television, Inc.
21,000 7.000%,  5/15/2027
a,b
19,335
35,000 10.500%,  7/15/2029
a
35,188
Iliad Holding SASU
23,000 6.500%,  10/15/2026
a,b
22,898
32,000 8.500%,  4/15/2031
a
32,401
Intelsat Jackson Holdings SA
33,000 6.500%,  3/15/2030
a
30,702
LCPR Senior Secured Financing
DAC
58,000 6.750%,  10/15/2027
a
54,319
Level 3 Financing, Inc.
12,479 10.500%,  4/15/2029
a
12,448
12,479 11.000%,  11/15/2029
a,b
12,770
26,000 10.500%,  5/15/2030
a
25,751
McGraw-Hill Education, Inc.
32,000 5.750%,  8/1/2028
a
30,857
News Corporation
46,000 3.875%,  5/15/2029
a
42,343
Nexstar Media, Inc.
15,000 5.625%,  7/15/2027
a
14,250
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
18,000 4.625%,  3/15/2030
a
16,208
Paramount Global
50,000 6.250%,  2/28/2057
c
40,771
86,000 6.375%,  3/30/2062
c
75,952
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
36,853
Rogers Communications, Inc.
100,000 5.250%,  3/15/2082
a,c
95,746

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Communications Services (3.9%) - continued
Scripps Escrow II, Inc.
$ 12,000 3.875%,  1/15/2029
a
$ 8,358
Sinclair Television Group, Inc.
11,000 4.125%,  12/1/2030
a,b
7,370
Sirius XM Radio, Inc.
40,000 5.000%,  8/1/2027
a
38,289
20,000 4.000%,  7/15/2028
a
18,067
30,000 4.125%,  7/1/2030
a
25,624
TEGNA, Inc.
13,000 4.750%,  3/15/2026
a
12,708
46,000 4.625%,  3/15/2028 41,448
Telecom Italia Capital SA
29,000 6.000%,  9/30/2034
a
27,445
2,000 6.000%,  9/30/2034 1,804
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
40,000 4.750%,  4/15/2028
a
32,706
Univision Communications, Inc.
5,000 8.000%,  8/15/2028
a
4,876
48,000 4.500%,  5/1/2029
a
40,343
18,000 7.375%,  6/30/2030
a
16,743
Urban One, Inc.
8,000 7.375%,  2/1/2028
a
6,149
Viasat, Inc.
21,000 6.500%,  7/15/2028
a,b
15,898
Virgin Media Finance plc
18,000 5.000%,  7/15/2030
a
14,842
Virgin Media Secured Finance plc
36,000 5.500%,  5/15/2029
a
32,909
Vodafone Group plc
9,000 5.125%,  6/4/2081
c
6,619
64,000 7.000%,  4/4/2079
c
65,945
VZ Secured Financing BV
12,000 5.000%,  1/15/2032
a
10,232
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
14,000 7.750%,  8/15/2028
a
13,189
Ziggo Bond Company BV
17,000 5.125%,  2/28/2030
a,b
14,444
Ziggo BV
14,000 4.875%,  1/15/2030
a
12,446
Total 1,667,548
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
66,000 4.375%,  1/15/2028
a
62,249
Adient Global Holdings, Ltd.
22,000 8.250%,  4/15/2031
a,b
22,960
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
35,000 4.625%,  6/1/2028
a
31,923
40,000 4.625%,  6/1/2028
a
36,442
Allison Transmission, Inc.
25,000 3.750%,  1/30/2031
a
21,918
American Axle & Manufacturing,
Inc.
32,000 6.875%,  7/1/2028 31,938
36,000 5.000%,  10/1/2029
b
33,015
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.3%) - continued
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
$ 7,000 7.000%,  4/15/2030
a
$ 5,724
Arko Corporation
27,000 5.125%,  11/15/2029
a
23,504
Asbury Automotive Group, Inc.
22,000 5.000%,  2/15/2032
a
19,932
Ashton Woods USA, LLC/Ashton
Woods Finance Company
25,000 4.625%,  8/1/2029
a
22,524
7,000 4.625%,  4/1/2030
a
6,256
Aston Martin Capital Holdings, Ltd.
17,000 10.000%,  3/31/2029
a
16,750
Beazer Homes USA, Inc.
21,000 7.500%,  3/15/2031
a
20,956
Booking Holdings, Inc.,
Convertible
11,000 0.750%,  5/1/2025 23,134
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
36,252
Boyne USA, Inc.
21,000 4.750%,  5/15/2029
a
19,595
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
30,000 6.250%,  9/15/2027
a
29,526
Burlington Stores, Inc., Convertible
15,000 2.250%,  4/15/2025 17,617
7,000 1.250%,  12/15/2027
a
9,131
Caesars Entertainment, Inc.
5,000 8.125%,  7/1/2027
a
5,102
91,000 4.625%,  10/15/2029
a
83,426
16,000 6.500%,  2/15/2032
a
16,078
Carnival Corporation
27,000 7.625%,  3/1/2026
a
27,267
47,000 5.750%,  3/1/2027
a
46,432
30,000 4.000%,  8/1/2028
a
28,174
25,000 6.000%,  5/1/2029
a
24,695
Cedar Fair, LP
44,000 5.250%,  7/15/2029 42,151
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
6,000 5.375%,  4/15/2027 5,946
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
19,103
20,000 6.750%,  5/1/2031
a
20,108
Cinemark USA, Inc.
39,000 5.875%,  3/15/2026
a
38,575
Clarios Global, LP/Clarios US
Finance Company, Inc.
20,000 8.500%,  5/15/2027
a
20,113
Crocs, Inc.
12,000 4.250%,  3/15/2029
a
10,938
Cushman & Wakefield US
Borrower, LLC
6,000 6.750%,  5/15/2028
a
5,956
Dana, Inc.
12,000 5.625%,  6/15/2028 11,642
20,000 4.500%,  2/15/2032 17,176

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.3%) - continued
eG Global Finance plc
$ 6,000 12.000%,  11/30/2028
a
$ 6,388
Expedia Group, Inc., Convertible
17,000 Zero Coupon,  2/15/2026 15,606
Ford Motor Company, Convertible
33,000 Zero Coupon,  3/15/2026 33,313
Forestar Group, Inc.
13,000 3.850%,  5/15/2026
a
12,438
Gap, Inc.
9,000 3.625%,  10/1/2029
a
7,792
Garrett Motion Holdings, Inc./
Garrett LX I SARL
18,000 7.750%,  5/31/2032
a
18,242
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
c,d
37,549
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
12,000 3.500%,  3/1/2029
a
10,837
Goodyear Tire & Rubber Company
12,000 4.875%,  3/15/2027 11,599
30,000 5.000%,  7/15/2029 27,924
Hanesbrands, Inc.
15,000 4.875%,  5/15/2026
a
14,675
14,000 9.000%,  2/15/2031
a
14,668
Hilton Domestic Operating
Company, Inc.
57,000 4.875%,  1/15/2030 54,707
6,000 4.000%,  5/1/2031
a
5,371
35,000 3.625%,  2/15/2032
a
30,288
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
45,000 5.000%,  6/1/2029
a
41,960
International Game Technology plc
42,000 5.250%,  1/15/2029
a
40,639
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
25,969
Jaguar Land Rover Automotive plc
15,000 5.500%,  7/15/2029
a
14,377
KB Home
35,000 4.800%,  11/15/2029 33,000
L Brands, Inc.
69,000 6.625%,  10/1/2030
a
69,215
10,000 6.875%,  11/1/2035 10,085
Light & Wonder International, Inc.
43,000 7.250%,  11/15/2029
a
43,916
Live Nation Entertainment, Inc.
14,000 4.750%,  10/15/2027
a
13,417
Live Nation Entertainment, Inc.,
Convertible
14,000 2.000%,  2/15/2025
b
14,319
27,000 3.125%,  1/15/2029
b
29,813
Macy's Retail Holdings, LLC
35,000 5.875%,  4/1/2029
a,b
33,967
13,000 6.125%,  3/15/2032
a
12,415
Marriott Vacations Worldwide
Corporation, Convertible
19,000 Zero Coupon,  1/15/2026 17,497
27,000 3.250%,  12/15/2027 24,570
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
41,779
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.3%) - continued
Melco Resorts Finance, Ltd.
$ 35,000 5.375%,  12/4/2029
a
$ 31,273
35,000 7.625%,  4/17/2032
a
34,708
Meritage Homes Corporation,
Convertible
9,000 1.750%,  5/15/2028
a
8,937
Michaels Companies, Inc.
18,000 5.250%,  5/1/2028
a
14,400
NCL Corporation, Ltd.
15,000 5.875%,  3/15/2026
a
14,829
31,000 5.875%,  2/15/2027
a
30,595
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a,b
30,018
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
55,733
29,000 7.750%,  2/15/2029
a
28,242
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
40,000 5.750%,  4/15/2026
a
39,696
41,000 6.250%,  1/15/2028
a
40,402
QVC, Inc.
8,000 4.375%,  9/1/2028
b
5,850
Raising Cane's Restaurants, LLC
18,000 9.375%,  5/1/2029
a
19,441
Rakuten Group, Inc.
19,000 11.250%,  2/15/2027
a
20,292
22,000 9.750%,  4/15/2029
a
22,677
Royal Caribbean Cruises, Ltd.
74,000 4.250%,  7/1/2026
a
71,617
14,000 9.250%,  1/15/2029
a
14,946
11,000 7.250%,  1/15/2030
a
11,390
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,849
SeaWorld Parks and
Entertainment, Inc.
31,000 5.250%,  8/15/2029
a
29,291
Service Corporation International/
US
12,000 3.375%,  8/15/2030 10,444
Six Flags Entertainment
Corporation
6,000 7.250%,  5/15/2031
a
6,109
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
6,000 6.625%,  5/1/2032
a
6,097
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
15,047
Staples, Inc.
25,000 10.750%,  9/1/2029
a
23,758
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
28,522
Tenneco, Inc.
44,000 8.000%,  11/17/2028
a
40,055
Tripadvisor, Inc.
11,000 7.000%,  7/15/2025
a
11,031
Uber Technologies, Inc.,
Convertible
17,000 Zero Coupon,  12/15/2025 18,224
25,000 0.875%,  12/1/2028
a
29,725

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.3%) - continued
Vail Resorts, Inc., Convertible
$ 28,000 Zero Coupon,  1/1/2026 $ 25,480
Victoria's Secret & Company
30,000 4.625%,  7/15/2029
a
24,942
Viking Cruises, Ltd.
64,000 5.875%,  9/15/2027
a
63,338
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
37,793
Walgreens Boots Alliance, Inc.
22,000 3.200%,  4/15/2030
b
18,417
9,000 4.800%,  11/18/2044
b
7,067
WASH Multifamily Acquisition, Inc.
15,000 5.750%,  4/15/2026
a
14,664
Wyndham Hotels & Resorts, Inc.
32,000 4.375%,  8/15/2028
a
29,832
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
15,000 7.125%,  2/15/2031
a
15,554
Yum! Brands, Inc.
48,000 4.750%,  1/15/2030
a
45,718
ZF North America Capital, Inc.
27,000 7.125%,  4/14/2030
a
27,955
Total 2,712,521
Consumer Non-Cyclical (3.7%)
1375209 B.C., Ltd.
12,000 9.000%,  1/30/2028
a,b
11,539
AdaptHealth, LLC
56,000 4.625%,  8/1/2029
a
48,524
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
40,000 4.625%,  1/15/2027
a
38,637
39,000 3.500%,  3/15/2029
a
35,082
B&G Foods, Inc.
24,000 8.000%,  9/15/2028
a,e
24,389
Bausch + Lomb Corporation
9,000 8.375%,  10/1/2028
a
9,214
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a
19,562
47,000 4.875%,  6/1/2028
a,b
35,173
BellRing Brands, Inc.
29,000 7.000%,  3/15/2030
a
29,719
BioMarin Pharmaceutical, Inc.,
Convertible
19,000 1.250%,  5/15/2027
b
18,140
Catalent Pharma Solutions, Inc.
16,000 3.125%,  2/15/2029
a
15,313
Central Garden & Pet Company
50,000 4.125%,  10/15/2030
b
44,561
Charles River Laboratories
International, Inc.
15,000 4.000%,  3/15/2031
a
13,378
Chefs' Warehouse, Inc.,
Convertible
10,000 2.375%,  12/15/2028
b
11,094
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,251
Chobani, LLC/Chobani Finance
Corporation, Inc.
23,000 4.625%,  11/15/2028
a
21,721
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Non-Cyclical (3.7%) - continued
CHS/Community Health Systems,
Inc.
$ 17,000 5.625%,  3/15/2027
a
$ 15,830
11,000 8.000%,  12/15/2027
a
10,907
55,000 6.000%,  1/15/2029
a
48,538
19,000 5.250%,  5/15/2030
a
15,665
19,000 4.750%,  2/15/2031
a
14,938
17,000 10.875%,  1/15/2032
a
17,693
Concentra Escrow Issuer
Corporation
4,000 6.875%,  7/15/2032
a,e
4,053
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
53,000 4.750%,  1/15/2029
a
50,373
14,000 6.625%,  7/15/2030
a
14,207
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
29,271
Embecta Corporation
18,000 6.750%,  2/15/2030
a,b
15,645
Encompass Health Corporation
65,000 4.500%,  2/1/2028 61,831
Endo Finance Holdings, Inc.
13,000 8.500%,  4/15/2031
a,b
13,416
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
9,361
35,000 4.375%,  3/31/2029
a
31,663
Fortrea Holdings, Inc.
13,000 7.500%,  7/1/2030
a,b
12,917
Grifols SA
16,000 4.750%,  10/15/2028
a,b
13,808
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
12,000 7.875%,  9/1/2025
a,b
11,786
HLF Financing SARL, LLC/
Herbalife International, Inc.
23,000 4.875%,  6/1/2029
a,b
15,935
Integer Holdings Corporation,
Convertible
20,000 2.125%,  2/15/2028 28,550
Jazz Investments I, Ltd.,
Convertible
31,000 2.000%,  6/15/2026 29,775
Jazz Securities DAC
29,000 4.375%,  1/15/2029
a
26,922
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
14,000 9.000%,  2/15/2029
a
14,349
Legacy LifePoint Health, LLC
19,000 4.375%,  2/15/2027
a
18,150
LifePoint Health, Inc.
25,000 9.875%,  8/15/2030
a
26,661
18,000 11.000%,  10/15/2030
a
19,832
Medline Borrower, LP/Medline Co-
Issuer, Inc.
28,000 6.250%,  4/1/2029
a
28,317
ModivCare, Inc.
12,000 5.875%,  11/15/2025
a,b
12,176
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
31,311
36,000 5.250%,  10/1/2029
a
34,356

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Non-Cyclical (3.7%) - continued
MPH Acquisition Holdings, LLC
$ 13,000 5.500%,  9/1/2028
a
$ 9,814
Newell Brands, Inc.
13,000 6.375%,  9/15/2027
b
12,820
13,000 6.625%,  9/15/2029 12,747
Organon & Company/Organon
Foreign Debt Co-Issuer BV
17,000 4.125%,  4/30/2028
a
15,788
48,000 5.125%,  4/30/2031
a
43,116
Owens & Minor, Inc.
41,000 6.625%,  4/1/2030
a
37,273
Performance Food Group, Inc.
19,000 4.250%,  8/1/2029
a
17,298
Perrigo Finance Unlimited
Company
24,000 4.900%,  6/15/2030 22,064
Post Holdings, Inc.
19,000 4.625%,  4/15/2030
a
17,459
34,000 4.500%,  9/15/2031
a
30,476
Post Holdings, Inc., Convertible
22,000 2.500%,  8/15/2027 24,178
Primo Water Holdings, Inc.
35,000 4.375%,  4/30/2029
a
32,244
Scotts Miracle-Gro Company
17,000 4.500%,  10/15/2029 15,539
Simmons Foods, Inc.
51,000 4.625%,  3/1/2029
a
44,847
Spectrum Brands, Inc.,
Convertible
7,000 3.375%,  6/1/2029
a
6,741
Star Parent, Inc.
29,000 9.000%,  10/1/2030
a
30,447
Tenet Healthcare Corporation
63,000 5.125%,  11/1/2027 61,654
68,000 6.125%,  10/1/2028 67,660
Teva Pharmaceutical Finance
Netherlands III BV
33,000 3.150%,  10/1/2026 30,972
Topgolf Callaway Brands
Corporation, Convertible
10,000 2.750%,  5/1/2026 11,060
Winnebago Industries, Inc.,
Convertible
13,000 3.250%,  1/15/2030
a
12,090
Total 1,619,820
Energy (6.1%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
30,000 5.375%,  6/15/2029
a
29,081
Archrock Partners, LP/Archrock
Partners Finance Corporation
43,000 6.250%,  4/1/2028
a
42,586
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
27,000 8.250%,  12/31/2028
a
27,661
13,000 5.875%,  6/30/2029
a
12,704
Baytex Energy Corporation
31,000 8.500%,  4/30/2030
a
32,420
Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (6.1%) - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 20,000 7.000%,  7/15/2029
a
$ 20,368
Borr IHC, Ltd./Borr Finance, LLC
33,175 10.375%,  11/15/2030
a
34,700
BP Capital Markets plc
85,000 6.450%,  12/1/2033
c,d
87,315
Buckeye Partners, LP
19,000 4.500%,  3/1/2028
a
17,849
24,000 6.875%,  7/1/2029
a
24,090
California Resources Corporation
15,000 8.250%,  6/15/2029
a
15,313
Civitas Resources, Inc.
18,000 8.375%,  7/1/2028
a
18,861
10,000 8.625%,  11/1/2030
a
10,722
37,000 8.750%,  7/1/2031
a
39,625
CNX Resources Corporation
18,000 6.000%,  1/15/2029
a
17,615
CNX Resources Corporation,
Convertible
15,000 2.250%,  5/1/2026 28,889
Comstock Resources, Inc.
25,000 6.750%,  3/1/2029
a
24,036
17,000 6.750%,  3/1/2029
a
16,475
14,000 5.875%,  1/15/2030
a
13,027
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
32,229
Crescent Energy Finance, LLC
16,000 9.250%,  2/15/2028
a
16,905
39,000 7.625%,  4/1/2032
a
39,748
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
28,000 8.625%,  3/15/2029
a
28,814
Diamond Foreign Asset Company/
Diamond Finance, LLC
12,000 8.500%,  10/1/2030
a
12,596
DT Midstream, Inc.
24,000 4.125%,  6/15/2029
a
22,172
Enbridge, Inc.
100,000 7.375%,  1/15/2083
c
100,098
107,000 7.625%,  1/15/2083
c
109,379
Enerflex, Ltd.
30,000 9.000%,  10/15/2027
a
30,377
Energy Transfer, LP
31,000 8.000%,  5/15/2054
c
32,426
115,000 6.750%,  5/15/2025
c,d
114,418
Enterprise Products Operating,
LLC
37,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
c
36,810
EQM Midstream Partners, LP
85,000 4.750%,  1/15/2031
a
79,479
Genesis Energy LP/Genesis
Energy Finance Corporation
20,000 8.875%,  4/15/2030 21,038
30,000 7.875%,  5/15/2032 30,286
Harvest Midstream I, LP
36,000 7.500%,  9/1/2028
a
36,576
19,000 7.500%,  5/15/2032
a
19,292
Hess Midstream Operations, LP
28,000 4.250%,  2/15/2030
a
25,701

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (6.1%) - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 27,000 5.750%,  2/1/2029
a
$ 26,127
12,000 6.000%,  4/15/2030
a
11,591
36,000 6.250%,  4/15/2032
a
34,620
Howard Midstream Energy
Partners, LLC
20,000 7.375%,  7/15/2032
a
20,311
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
42,582
Kodiak Gas Services, LLC
17,000 7.250%,  2/15/2029
a
17,426
Laredo Petroleum, Inc.
54,000 7.750%,  7/31/2029
a
54,428
MEG Energy Corporation
41,000 5.875%,  2/1/2029
a
39,881
Nabors Industries, Inc.
12,000 7.375%,  5/15/2027
a
12,206
32,000 9.125%,  1/31/2030
a
33,150
New Fortress Energy, Inc.
13,000 6.750%,  9/15/2025
a
12,620
10,000 8.750%,  3/15/2029
a,b
9,129
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
11,000 8.125%,  2/15/2029
a
11,208
17,000 8.375%,  2/15/2032
a
17,262
Noble Finance II, LLC
13,000 8.000%,  4/15/2030
a
13,529
Northern Oil and Gas, Inc.
31,000 8.750%,  6/15/2031
a
32,528
Northern Oil and Gas, Inc.,
Convertible
18,000 3.625%,  4/15/2029 20,718
NuStar Logistics, LP
27,000 6.375%,  10/1/2030 27,455
PBF Holding Company, LLC/PBF
Finance Corporation
23,000 6.000%,  2/15/2028 22,425
Permian Resources Operating,
LLC
20,000 7.000%,  1/15/2032
a
20,545
Permian Resources Operating,
LLC, Convertible
7,000 3.250%,  4/1/2028 19,277
Plains All American Pipeline, LP
60,000
9.694%,  (TSFR3M +
4.372%), 8/1/2024
c,d
59,737
Prairie Acquiror, LP
21,000 9.000%,  8/1/2029
a
21,643
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
41,549
Range Resources Corporation
25,000 4.750%,  2/15/2030
a
23,459
Rockcliff Energy II, LLC
33,000 5.500%,  10/15/2029
a
30,890
Rockies Express Pipeline, LLC
35,000 4.950%,  7/15/2029
a
32,949
Saturn Oil & Gas, Inc.
15,000 9.625%,  6/15/2029
a
15,140
SM Energy Company
15,000 6.500%,  7/15/2028 14,871
Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (6.1%) - continued
Southwestern Energy Company
$ 21,000 4.750%,  2/1/2032 $ 19,318
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
12,000 5.875%,  3/1/2027 11,875
Sunoco, LP
38,000 7.000%,  5/1/2029
a
38,946
Sunoco, LP/Sunoco Finance
Corporation
5,000 5.875%,  3/15/2028 4,978
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
50,707
19,000 7.375%,  2/15/2029
a
19,093
Talos Production, Inc.
13,000 9.000%,  2/1/2029
a
13,644
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
24,464
TransCanada Trust
160,000 5.300%,  3/15/2077
c
150,039
UGI Corporation, Convertible
5,000 5.000%,  6/1/2028
a
4,973
USA Compression Partners, LP/
USA Compression Finance
Corporation
22,000 7.125%,  3/15/2029
a
22,167
Valaris, Ltd.
30,000 8.375%,  4/30/2030
a
31,057
Venture Global Calcasieu Pass,
LLC
48,000 3.875%,  8/15/2029
a
43,716
20,000 4.125%,  8/15/2031
a
17,947
Venture Global LNG, Inc.
47,000 8.125%,  6/1/2028
a
48,420
63,000 8.375%,  6/1/2031
a
65,346
24,000 9.875%,  2/1/2032
a
26,122
Viridien SA
6,000 8.750%,  4/1/2027
a
5,719
Total 2,639,468
Financials (14.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
9,000 4.250%,  2/15/2029
a
8,176
12,000 7.500%,  11/6/2030
a
12,008
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
59,714
Air Lease Corporation
94,000 4.650%,  6/15/2026
c,d
89,227
Aircastle, Ltd.
55,000 5.250%,  6/15/2026
a,c,d
53,028
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
13,000 4.250%,  10/15/2027
a
12,172
27,000 6.750%,  4/15/2028
a
27,043
13,000 7.000%,  1/15/2031
a
13,133
Ally Financial, Inc.
128,000 4.700%,  5/15/2026
c,d
112,639
20,000 6.700%,  2/14/2033 19,883

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.9%) - continued
American Express Company
$ 85,000 3.550%,  9/15/2026
c,d
$ 79,237
AmWINS Group, Inc.
11,000 6.375%,  2/15/2029
a
11,030
33,000 4.875%,  6/30/2029
a
30,699
Arbor Realty Trust, Inc.,
Convertible
2,000 7.500%,  8/1/2025 1,998
Bank of America Corporation
99,000 6.250%,  9/5/2024
c,d
98,589
82,000 6.100%,  3/17/2025
c,d
81,761
120,000 6.125%,  4/27/2027
c,d
120,646
Bank of Nova Scotia
97,000 4.900%,  6/4/2025
c,d
95,084
Barclays plc
53,000 6.125%,  12/15/2025
c,d
51,940
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 5.500%,  3/15/2027 4,475
Bread Financial Holdings, Inc.,
Convertible
12,000 4.250%,  6/15/2028 15,970
Burford Capital Global Finance,
LLC
30,000 9.250%,  7/1/2031
a
31,575
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
c,d
33,129
Castlelake Aviation Finance DAC
22,000 5.000%,  4/15/2027
a
21,230
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
c,d
174,024
78,000 4.000%,  6/1/2026
c,d
73,184
35,000 5.000%,  6/1/2027
c,d
33,625
75,000 4.000%,  12/1/2030
c,d
64,051
Citigroup, Inc.
28,000 5.000%,  9/12/2024
c,d
27,819
95,000 4.000%,  12/10/2025
c,d
90,979
51,000 7.375%,  5/15/2028
b,c,d
52,339
90,000 7.625%,  11/15/2028
c,d
93,706
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,d
71,678
Coinbase Global, Inc., Convertible
17,000 0.500%,  6/1/2026 17,459
23,000 0.250%,  4/1/2030
a
22,149
Comerica, Inc.
20,000 5.625%,  7/1/2025
c,d
19,548
COPT Defense Properties, LP,
Convertible
5,000 5.250%,  9/15/2028
a
5,210
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
c
81,733
Credit Acceptance Corporation
24,000 9.250%,  12/15/2028
a
25,366
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,c,d
40,588
Credit Suisse Group AG
40,000 7.250%,  N/A
*,f
4,400
56,000 7.500%,  N/A
*,f
6,160
Dai-ichi Life Insurance Company,
Ltd.
120,000 5.100%,  10/28/2024
a,c,d
119,560
Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.9%) - continued
Diversified Healthcare Trust
$ 15,000 Zero Coupon,  1/15/2026
a
$ 13,089
Drawbridge Special Opportunities
Fund, LP
41,000 3.875%,  2/15/2026
a
38,940
Encore Capital Group, Inc.,
Convertible
12,000 4.000%,  3/15/2029 11,064
Federal Realty OP, LP, Convertible
8,000 3.250%,  1/15/2029
a
7,696
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,d
87,975
FirstCash, Inc.
31,000 5.625%,  1/1/2030
a
29,360
Fortress Transportation and
Infrastructure Investors, LLC
13,000 5.500%,  5/1/2028
a
12,604
24,000 7.000%,  5/1/2031
a
24,520
17,000 7.000%,  6/15/2032
a
17,241
Freedom Mortgage Corporation
14,000 7.625%,  5/1/2026
a
13,901
Freedom Mortgage Holdings, LLC
28,000 9.250%,  2/1/2029
a
27,982
12,000 9.125%,  5/15/2031
a
11,677
GGAM Finance, Ltd.
13,000 8.000%,  6/15/2028
a
13,692
10,000 6.875%,  4/15/2029
a
10,175
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
39,000 3.750%,  12/15/2027
a
34,169
goeasy, Ltd.
23,000 9.250%,  12/1/2028
a
24,412
6,000 7.625%,  7/1/2029
a
6,120
Goldman Sachs Group, Inc.
70,000 5.500%,  8/10/2024
c,d
69,542
70,000 3.650%,  8/10/2026
c,d
65,093
105,000 4.125%,  11/10/2026
c,d
98,201
Hartford Financial Services Group,
Inc.
100,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
89,006
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
1,000 Zero Coupon,  5/1/2025
a
1,049
7,000 3.750%,  8/15/2028
a
8,607
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,d
54,835
25,000 4.600%,  12/17/2030
c,d
21,426
HUB International, Ltd.
37,000 7.250%,  6/15/2030
a
37,930
Huntington Bancshares, Inc./OH
104,000 4.450%,  10/15/2027
c,d
94,676
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
18,000 6.250%,  5/15/2026 17,858
50,000 5.250%,  5/15/2027 46,931
Intesa Sanpaolo SPA
16,000 4.198%,  6/1/2032
a,c
13,537
J.P. Morgan Chase & Company
133,000 5.000%,  8/1/2024
c,d
132,620
100,000 4.600%,  2/1/2025
c,d
98,606

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.9%) - continued
$ 85,000 3.650%,  6/1/2026
c,d
$ 80,398
Jane Street Group/JSG Finance,
Inc.
20,000 4.500%,  11/15/2029
a
18,761
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
15,000 5.000%,  8/15/2028
a
13,837
Jefferson Capital Holdings, LLC
11,000 6.000%,  8/15/2026
a
10,832
28,000 9.500%,  2/15/2029
a
28,863
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
13,000 4.250%,  2/1/2027
a
12,313
35,000 4.750%,  6/15/2029
a
32,331
Liberty Mutual Group, Inc.
7,000 4.125%,  12/15/2051
a,c
6,555
Lincoln National Corporation
100,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
81,390
M&T Bank Corporation
113,000 3.500%,  9/1/2026
c,d
94,299
Macquarie Airfinance Holdings,
Ltd.
37,000 6.400%,  3/26/2029
a
37,626
6,000 6.500%,  3/26/2031
a
6,170
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
135,501
72,000 5.875%,  3/15/2028
c,d
71,553
107,000 6.400%,  12/15/2036 108,301
Molina Healthcare, Inc.
39,000 4.375%,  6/15/2028
a
36,708
MPT Operating Partnership, LP/
MPT Finance Corporation
14,000 5.250%,  8/1/2026
b
12,722
31,000 4.625%,  8/1/2029 22,500
Nationstar Mortgage Holdings,
Inc.
19,000 5.125%,  12/15/2030
a
17,423
Navient Corporation
7,000 5.000%,  3/15/2027 6,682
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
8,000 4.500%,  9/30/2028
a
7,038
Nippon Life Insurance Company
200,000 5.950%,  4/16/2054
a,c
197,197
172,000 5.100%,  10/16/2044
a,c
171,326
OneMain Finance Corporation
48,000 3.500%,  1/15/2027 44,973
50,000 3.875%,  9/15/2028 44,831
Panther Escrow Issuer, LLC
37,000 7.125%,  6/1/2031
a
37,423
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
18,754
Pebblebrook Hotel Trust,
Convertible
29,000 1.750%,  12/15/2026 25,593
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
c,d
85,231
58,000 6.200%,  9/15/2027
c,d
57,774
103,000 6.250%,  3/15/2030
c,d
100,370
Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.9%) - continued
PRA Group, Inc.
$ 7,000 7.375%,  9/1/2025
a
$ 7,008
21,000 8.375%,  2/1/2028
a
20,931
Provident Financing Trust I
25,000 7.405%,  3/15/2038 26,512
Prudential Financial, Inc.
77,000 6.750%,  3/1/2053
c
78,854
41,000 6.500%,  3/15/2054
c
41,389
20,000 3.700%,  10/1/2050
c
17,397
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,d
39,589
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,934
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,d
78,596
Rexford Industrial Realty, LP,
Convertible
6,000 4.375%,  3/15/2027
a
5,883
6,000 4.125%,  3/15/2029
a
5,832
RHP Hotel Properties, LP/RHP
Finance Corporation
6,000 4.750%,  10/15/2027 5,777
27,000 7.250%,  7/15/2028
a
27,920
RLJ Lodging Trust, LP
11,000 4.000%,  9/15/2029
a
9,716
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
27,214
33,000 3.875%,  3/1/2031
a
28,759
18,000 4.000%,  10/15/2033
a
15,168
Service Properties Trust
25,000 8.375%,  6/15/2029 24,575
22,000 8.625%,  11/15/2031
a
22,931
SLM Corporation
20,000 4.200%,  10/29/2025 19,454
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,d
34,522
Starwood Property Trust, Inc.,
Convertible
13,000 6.750%,  7/15/2027 13,260
State Street Corporation
43,000 6.700%,  3/15/2029
c,d
43,256
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
a,c
129,054
Summit Hotel Properties, Inc.,
Convertible
11,000 1.500%,  2/15/2026 9,900
Synchrony Financial
13,000 7.250%,  2/2/2033 12,926
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
c
57,000
Truist Financial Corporation
150,000 5.100%,  3/1/2030
c,d
140,077
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
91,582
United Wholesale Mortgage, LLC
38,000 5.500%,  4/15/2029
a
36,102
USB Realty Corporation
78,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,d
59,866

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.9%) - continued
Ventas Realty, LP, Convertible
$ 15,000 3.750%,  6/1/2026 $ 15,743
Vornado Realty, LP
10,000 3.400%,  6/1/2031 7,846
Wells Fargo & Company
162,000 3.900%,  3/15/2026
c,d
155,022
91,000 7.625%,  9/15/2028
b,c,d
96,906
Welltower OP, LLC, Convertible
18,000 2.750%,  5/15/2028
a
21,339
XHR, LP
32,000 4.875%,  6/1/2029
a
29,990
Total 6,427,603
Mortgage-Backed Securities (10.3%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,047,125 5.000%,  3/1/2053 2,946,729
798,504 4.500%,  8/1/2052 755,827
819,671 4.500%,  9/1/2053 774,355
Total 4,476,911
Technology (2.8%)
Akamai Technologies, Inc.,
Convertible
23,000 0.125%,  5/1/2025 24,103
14,000 1.125%,  2/15/2029
a
13,236
Block, Inc.
42,000 6.500%,  5/15/2032
a
42,562
Block, Inc., Convertible
5,000 0.125%,  3/1/2025 4,818
26,000 0.250%,  11/1/2027 21,502
Boost Newco Borrower, LLC
32,000 7.500%,  1/15/2031
a
33,365
Clarivate Science Holdings
Corporation
14,000 3.875%,  7/1/2028
a
13,003
Cloud Software Group, Inc.
71,000 6.500%,  3/31/2029
a
68,182
Consensus Cloud Solutions, Inc.
7,000 6.000%,  10/15/2026
a
6,828
CoreLogic, Inc.
8,000 4.500%,  5/1/2028
a
7,259
CSG Systems International, Inc.,
Convertible
1,000 3.875%,  9/15/2028
a
926
Dayforce, Inc., Convertible
2,000 0.250%,  3/15/2026 1,822
Dye & Durham, Ltd.
20,000 8.625%,  4/15/2029
a
20,288
Euronet Worldwide, Inc.,
Convertible
12,000 0.750%,  3/15/2049
b
11,628
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,025
16,000 7.125%,  9/30/2030
a,b
16,396
Global Payments, Inc., Convertible
27,000 1.500%,  3/1/2031
a
24,718
II-VI, Inc.
15,000 5.000%,  12/15/2029
a
14,196
Principal
Amount Long-Term Fixed Income (72.9%) Value
Technology (2.8%) - continued
InterDigital, Inc., Convertible
$ 20,000 3.500%,  6/1/2027 $ 30,921
ION Trading Technologies SARL
25,000 9.500%,  5/30/2029
a
25,464
Iron Mountain, Inc.
30,000 4.875%,  9/15/2027
a
29,091
15,000 5.000%,  7/15/2028
a
14,370
37,000 4.875%,  9/15/2029
a
34,866
30,000 5.250%,  7/15/2030
a
28,515
48,000 4.500%,  2/15/2031
a
43,328
Microchip Technology, Inc.,
Convertible
7,000 0.750%,  6/1/2030
a
7,059
36,000 0.125%,  11/15/2024 37,984
MKS Instruments, Inc., Convertible
39,000 1.250%,  6/1/2030
a
41,523
NCR Atleos Corporation
11,000 9.500%,  4/1/2029
a
11,888
Neptune Bidco US, Inc.
27,000 9.290%,  4/15/2029
a
25,914
Newfold Digital Holdings Group,
Inc.
8,000 11.750%,  10/15/2028
a
8,281
ON Semiconductor Corporation,
Convertible
20,000 Zero Coupon,  5/1/2027 27,930
9,000 0.500%,  3/1/2029 8,622
Open Text Corporation
65,000 4.125%,  2/15/2030
a
58,617
Pitney Bowes, Inc.
7,000 6.875%,  3/15/2027
a,b
6,612
Progress Software Corporation,
Convertible
9,000 1.000%,  4/15/2026 9,428
3,000 3.500%,  3/1/2030
a
3,057
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,877
35,000 4.000%,  2/15/2028
a
32,943
RingCentral, Inc.
29,000 8.500%,  8/15/2030
a
30,268
Rocket Software, Inc.
16,000 9.000%,  11/28/2028
a
16,260
Seagate HDD Cayman
18,000 8.500%,  7/15/2031 19,386
33,175 9.625%,  12/1/2032 37,841
Semtech Corporation, Convertible
6,000 1.625%,  11/1/2027 6,309
3,000 4.000%,  11/1/2028
a
4,974
Sensata Technologies, Inc.
7,000 3.750%,  2/15/2031
a
6,101
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,683
SS&C Technologies, Inc.
37,000 5.500%,  9/30/2027
a
36,434
UKG, Inc.
28,000 6.875%,  2/1/2031
a
28,351
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026 16,596
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
27,026

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Technology (2.8%) - continued
Viavi Solutions, Inc., Convertible
$ 5,000 1.625%,  3/15/2026 $ 4,744
Vishay Intertechnology, Inc.,
Convertible
32,000 2.250%,  9/15/2030
a
30,224
Western Digital Corporation,
Convertible
31,000 3.000%,  11/15/2028
a
49,352
Xerox Holdings Corporation
4,000 5.000%,  8/15/2025
a
3,924
36,000 5.500%,  8/15/2028
a
31,009
Xerox Holdings Corporation,
Convertible
15,000 3.750%,  3/15/2030
a
12,291
Ziff Davis, Inc., Convertible
19,000 1.750%,  11/1/2026 17,646
Total 1,211,566
Transportation (0.9%)
Air Canada
25,000 3.875%,  8/15/2026
a
23,780
Air Transport Services Group, Inc.,
Convertible
16,000 3.875%,  8/15/2029
a
13,535
American Airlines Group, Inc.
12,000 3.750%,  3/1/2025
a
11,809
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
85,333 5.500%,  4/20/2026
a
84,575
12,526 5.750%,  4/20/2029
a
12,186
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
19,000 5.375%,  3/1/2029
a
17,389
Hawaiian Brand Intellectual
Property, Ltd.
14,000 5.750%,  1/20/2026
a
13,321
Rand Parent, LLC
37,000 8.500%,  2/15/2030
a,b
37,459
RXO, Inc.
45,000 7.500%,  11/15/2027
a
46,125
Southwest Airlines Company,
Convertible
25,000 1.250%,  5/1/2025 25,025
Stena International SA
22,000 7.250%,  1/15/2031
a
22,488
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
42,504
12,000 4.625%,  4/15/2029
a
11,176
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
9,000 7.875%,  5/1/2027
a
7,945
26,000 6.375%,  2/1/2030
a,b
20,430
Total 389,747
U.S. Government & Agencies (15.8%)
U.S. Treasury Bonds
1,000,000 3.875%,  2/15/2043 903,907
U.S. Treasury Notes
900,000 4.750%,  7/31/2025 896,801
2,980,000 1.250%,  12/31/2026 2,747,071
2,140,000 1.375%,  11/15/2031 1,740,756
Principal
Amount Long-Term Fixed Income (72.9%) Value
U.S. Government & Agencies (15.8%) -
continued
$ 550,000 4.125%,  11/15/2032 $ 540,740
Total 6,829,275
Utilities (3.1%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
59,463
Alliant Energy Corporation,
Convertible
11,000 3.875%,  3/15/2026 10,829
American Water Capital
Corporation, Convertible
15,000 3.625%,  6/15/2026
a
14,715
Calpine Corporation
34,000 4.500%,  2/15/2028
a
32,303
CenterPoint Energy, Inc.,
Convertible
17,000 4.250%,  8/15/2026
a
17,087
CMS Energy Corporation,
Convertible
13,000 3.375%,  5/1/2028 12,720
Dominion Energy, Inc.
6,000 6.875%,  2/1/2055
c
6,125
6,000 7.000%,  6/1/2054
c
6,243
60,000 4.350%,  1/15/2027
c,d
56,299
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
91,362
51,000 4.875%,  9/16/2024
c,d
50,559
Duke Energy Corporation,
Convertible
29,000 4.125%,  4/15/2026 28,915
Edison International
43,000 7.875%,  6/15/2054
c
44,307
170,000 5.000%,  12/15/2026
c,d
161,704
Evergy, Inc., Convertible
21,000 4.500%,  12/15/2027
a
21,168
FirstEnergy Corporation,
Convertible
25,000 4.000%,  5/1/2026 24,725
NextEra Energy Capital Holdings,
Inc.
55,000 3.800%,  3/15/2082
c
50,700
NextEra Energy Capital Holdings,
Inc., Convertible
9,000 3.000%,  3/1/2027
a
10,278
NextEra Energy Operating
Partners, LP
50,000 3.875%,  10/15/2026
a
47,547
NextEra Energy Partners, LP,
Convertible
37,000 Zero Coupon,  11/15/2025
a,b
33,411
5,000 2.500%,  6/15/2026
a,b
4,562
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
94,059
13,000 3.375%,  2/15/2029
a
11,564
15,000 5.250%,  6/15/2029
a
14,396
NRG Energy, Inc., Convertible
12,000 2.750%,  6/1/2048 23,010
PG&E Corporation
40,000 5.000%,  7/1/2028 38,486
PG&E Corporation, Convertible
41,000 4.250%,  12/1/2027
a
41,348

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Utilities (3.1%) - continued
Pinnacle West Capital Corporation,
Convertible
$ 6,000 4.750%,  6/15/2027
a
$ 6,039
PNM Resources, Inc., Convertible
7,000 5.750%,  6/1/2054
a
6,835
PPL Capital Funding, Inc.,
Convertible
16,000 2.875%,  3/15/2028 15,304
Sempra
40,000 4.875%,  10/15/2025
c,d
39,233
Southern Company
64,000 3.750%,  9/15/2051
c
60,096
Southern Company, Convertible
33,000 3.875%,  12/15/2025 33,708
5,000 4.500%,  6/15/2027
a
5,067
TerraForm Power Operating, LLC
50,000 5.000%,  1/31/2028
a
47,759
Vistra Corporation
31,000 7.000%,  12/15/2026
a,c,d
30,731
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
72,551
WEC Energy Group, Inc.,
Convertible
10,000 4.375%,  6/1/2027
a
9,915
7,000 4.375%,  6/1/2029
a
6,937
Total 1,342,060
Total Long-Term Fixed Income
(cost $32,725,928) 31,533,887
Shares
Registered Investment
Companies ( 17.3% ) Value
U.S. Affiliated  (7.5%)
406,720 Thrivent Core Emerging Markets
Debt Fund 3,249,693
Total 3,249,693
U.S. Unaffiliated  (9.8%)
48,612 Aberdeen Asia-Pacific Income
Fund, Inc. 130,280
15,242 AllianceBernstein Global High
Income Fund, Inc. 159,736
23,366 Allspring Income Opportunities
Fund 154,683
2,837 Barings Global Short Duration
High Yield Fund 40,995
3,415 BlackRock Core Bond Trust 36,370
15,369 BlackRock Corporate High Yield
Fund, Inc. 148,926
18,021 BlackRock Credit Allocation
Income Trust 193,005
1,561 BlackRock Debt Strategies Fund,
Inc. 16,921
2,973 BlackRock Enhanced Equity
Dividend Trust 24,289
18,551 BlackRock Enhanced Global
Dividend Trust 196,826
7,950 BlackRock Enhanced International
Dividend Trust 44,361
500 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,470
3,433 BlackRock Income Trust, Inc. 40,956
Shares
Registered Investment
Companies (17.3%) Value
U.S. Unaffiliated  (9.8%)- continued
5,644 BlackRock Multi-Sector Income
Trust $ 82,289
13,890 Blackstone Strategic Credit 2027
Term Fund 165,152
9,589 BNY Mellon High Yield Strategies
Fund 23,109
17,826 Eaton Vance Limited Duration
Income Fund 173,625
4,199 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 35,482
13,185 First Trust High Income Long/Short
Fund 162,703
3,843 Invesco Dynamic Credit
Opportunities Fund
g
40,126
11,448 iShares Preferred and Income
Securities ETF 361,184
4,526 New America High Income Fund,
Inc. 33,176
31,276 Nuveen Credit Strategies Income
Fund 173,582
4,568 Nuveen Floating Rate Income
Fund/Closed-End Fund 39,513
1,707 Nuveen Global High Income Fund 21,833
10,204 Nuveen Preferred Income
Opportunities Fund 76,224
16,331 PGIM Global High Yield Fund, Inc. 194,012
14,207 PGIM High Yield Bond Fund, Inc. 182,986
4,033 Pimco Dynamic Income Fund 75,861
1,173 Tri-Continental Corporation 36,328
8,600 Vanguard Short-Term Corporate
Bond ETF 664,565
5,500 Virtus Convertible & Income Fund 17,985
11,097 Virtus Dividend, Interest &
Premium Strategy Fund 136,271
1,375 Virtus Equity & Convertible Income
Fund
b
31,955
1,733 Voya Asia Pacific High Dividend
Equity Income Fund 10,987
27,768 Voya Global Equity Dividend &
Premium Opportunity Fund 142,728
46,579 Western Asset High Income
Opportunity Fund, Inc. 177,466
Total 4,252,960
Total Registered Investment
Companies (cost $8,257,744) 7,502,653
Shares Preferred Stock ( 5.2% ) Value
Basic Materials (0.1%)
622 Albemarle Corporation,
Convertible, 7.250% 29,022
Total 29,022
Communications Services (0.7%)
10,950 AT&T, Inc., 4.750%
d
220,752
5,000 Telephone and Data Systems, Inc.,
6.000%
d
89,550
Total 310,302
Financials (3.9%)
3,750 AEGON Funding Company, LLC,
5.100% 77,887
3,000 Allstate Corporation, 5.100%
d
65,520

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (5.2%) Value
Financials (3.9%) - continued
432 Apollo Global Management, Inc.,
Convertible, 6.750% $ 28,344
4,150 Bank of America Corporation,
4.250%
d
77,314
37 Bank of America Corporation,
Convertible, 7.250%
d
44,258
4,250 Capital One Financial Corporation,
5.000%
d
84,575
800 Citizens Financial Group, Inc.,
7.375%
b,d,h
21,160
3,100 Equitable Holdings, Inc., 5.250%
b,d
67,425
5,700 J.P. Morgan Chase & Company,
4.200%
d
108,813
5,450 J.P. Morgan Chase & Company,
4.750%
d
115,431
6,200 KeyCorp, 6.200%
c,d
136,648
5,475 Morgan Stanley, 4.250%
d
104,846
3,300 Morgan Stanley, 5.850%
c,d
81,972
3,200 Morgan Stanley, 7.125%
c,d
80,672
2,250 Public Storage, 3.950%
d
39,420
4,775 Public Storage, 4.125%
d
88,815
800 Public Storage, 4.625%
d
16,312
200 Public Storage, 4.700%
d
4,126
1,450 Regions Financial Corporation,
5.700%
c,d
33,278
250 Synovus Financial Corporation,
5.875%
c,d
6,270
5,500 U.S. Bancorp, 4.000%
d
95,865
6,750 Wells Fargo & Company, 4.250%
d
126,698
5,000 Wells Fargo & Company, 4.750%
d
102,050
65 Wells Fargo & Company,
Convertible, 7.500%
d
77,283
Total 1,684,982
Utilities (0.5%)
6,775 CMS Energy Corporation, 4.200%
d
128,047
635 NextEra Energy, Inc., Convertible,
6.926%
b
26,346
3,450 Southern Company, 4.950% 76,142
Total 230,535
Total Preferred Stock
(cost $2,674,992) 2,254,841
Shares
Collateral Held for Securities
Loaned ( 2.3% ) Value
981,501 Thrivent Cash Management Trust 981,501
Total Collateral Held for
Securities Loaned
(cost $981,501) 981,501
Shares Common Stock ( 0.2% ) Value
Communications Services (<0.1%)
3 Tripadvisor, Inc.
h
53
31 Windstream Services, LLC
h
391
Total 444
Consumer Discretionary (<0.1%)
1 Booking Holdings, Inc. 3,961
Total 3,961
Financials (0.2%)
1,044 AGNC Investment Corporation 9,960
Shares Common Stock (0.2%) Value
Financials (0.2%) - continued
589 Annaly Capital Management, Inc. $ 11,226
1,200 Apollo Commercial Real Estate
Finance, Inc. 11,748
566 Chimera Investment Corporation 7,245
1,944 Rithm Capital Corporation 21,209
Total 61,388
Health Care (<0.1%)
109 Varex Imaging Corporation
h
1,606
Total 1,606
Information Technology (<0.1%)
9 RingCentral, Inc.
h
254
Total 254
Materials (<0.1%)
44 Allegheny Technologies, Inc.
h
2,440
Total 2,440
Total Common Stock
(cost $83,813) 70,093
Shares or
Principal
Amount Short-Term Investments ( 3.7% ) Value
Thrivent Core Short-Term Reserve
Fund
150,955 5.580% 1,509,548
U.S. Treasury Bills
100,000 5.243%, 7/11/2024
i,j
99,854
Total Short-Term Investments
(cost $1,609,373) 1,609,402
Total Investments (cost
$46,333,351) 101.6% $43,952,377
Other Assets and Liabilities, Net
(1.6%) (699,687)
Total Net Assets 100.0% $43,252,690
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $12,032,046 or 27.8% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of June 28, 2024
was $10,560 or 0.02% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/9/2018 $ 60,178
Credit Suisse Group AG  5/17/2021 44,342
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 810,638
Common Stock 136,696
Total lending $947,334
Gross amount payable upon return of
collateral for securities loaned $981,501
Net amounts due to counterparty $34,167
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 779,175
Gross unrealized depreciation (3,458,733)
Net unrealized appreciation (depreciation) $ (2,679,558)
Cost for federal income tax purposes $ 46,634,876

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 747,319 – 747,319 –
Capital Goods 1,428,063 – 1,428,063 –
Collateralized Mortgage Obligations 41,986 – 41,986 –
Communications Services 1,667,548 – 1,667,548 –
Consumer Cyclical 2,712,521 – 2,712,521 –
Consumer Non-Cyclical 1,619,820 – 1,619,820 –
Energy 2,639,468 – 2,639,468 –
Financials 6,427,603 – 6,427,603 –
Mortgage-Backed Securities 4,476,911 – 4,476,911 –
Technology 1,211,566 – 1,211,566 –
Transportation 389,747 – 389,747 –
U.S. Government & Agencies 6,829,275 – 6,829,275 –
Utilities 1,342,060 – 1,342,060 –
Registered Investment Companies
U.S. Unaffiliated 4,252,960 4,212,834 – 40,126
Preferred Stock
Basic Materials 29,022 29,022 – –
Communications Services 310,302 310,302 – –
Financials 1,684,982 1,684,982 – –
Utilities 230,535 230,535 – –
Common Stock
Communications Services 444 53 391 –
Consumer Discretionary 3,961 3,961 – –
Financials 61,388 61,388 – –
Health Care 1,606 1,606 – –
Information Technology 254 254 – –
Materials 2,440 2,440 – –
Short-Term Investments 99,854 – 99,854 –
Subtotal Investments in Securities $38,211,635 $6,537,377 $31,634,132 $40,126
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,249,693
Affiliated Short-Term Investments 1,509,548
Collateral Held for Securities Loaned 981,501
Subtotal Other Investments $5,740,742
Total Investments at Value $43,952,377
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Multidimensional Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 2,941 – 2,941 –
Total Asset Derivatives $2,941 $– $2,941 $–

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's swaps contracts held as of June 28, 2024. Investments totaling $99,854 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 800,000 $ – $ 2,941 $ 2,941
Total Credit Default Swaps $– $2,941 $2,941
1 As the buyer of protection, Multidimensional Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Multidimensional Income
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 2,941
Total Credit Contracts 2,941
Total Asset Derivatives $2,941
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (68,674)
Total Credit Contracts
(68,674)
Total ($68,674)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 38,620
Total Credit Contracts 38,620
Total $38,620

Multidimensional Income Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($59,290)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $3,852 $101 $700 $3,250 407 7.5%
Total U.S. Affiliated Registered Investment
Companies 3,852 3,250 7.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 465 14,355 13,310 1,510 151 3.5
Total Affiliated Short-Term Investments 465 1,510 3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,257 14,883 15,158 982 982 2.3
Total Collateral Held for Securities Loaned 1,257 982 2.3
Total Value $5,574 $5,742
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($170) $167 $ – $101
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 0 (0) – 26
Total Income/Non Cash Income from Affiliated
Investments $127
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value ($170) $167 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 85.3% ) Value
Asset-Backed Securities (12.1%)
510 Asset Backed Trust
$ 200,661
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 193,389
139,531
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
136,577
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
267,362
720 East CLO, Ltd.
300,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
302,481
Affirm Asset Securitization Trust
300,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
301,109
200,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
199,375
Anchorage Capital CLO 16, Ltd.
450,000
7.988%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,c
450,223
Anchorage Capital CLO 21, Ltd.
400,000
7.986%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
400,121
Ares XL CLO, Ltd.
325,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
325,037
Avis Budget Rental Car Funding
AESOP, LLC
450,000
5.570%,  10/20/2028, Ser.
2024-2A, Class B
a
448,741
Barings CLO, Ltd.
350,000
8.736%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
351,167
Business Jet Securities, LLC
311,768
4.455%,  6/15/2037, Ser.
2022-1A, Class A
*
301,078
340,312
6.197%,  5/15/2039, Ser.
2024-1A, Class A
*
341,446
CarVal CLO I, Ltd.
225,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
225,746
CarVal CLO, Ltd.
300,000
9.025%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
301,089
College Avenue Student Loans,
LLC
60,929
7.110%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
61,448
Dryden 36 Senior Loan Fund
275,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
275,275
Education Funding Trust
202,718
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
184,323
Principal
Amount Long-Term Fixed Income (85.3%) Value
Asset-Backed Securities (12.1%) - continued
FirstKey Homes Trust
$ 700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
$ 660,775
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
182,148
GMAC Mortgage Corporation
Loan Trust
20,314
5.960%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
10,772
GSAA Home Equity Trust
76,740
4.470%,  8/25/2034, Ser.
2004-10, Class M2
c
67,271
Home Equity Asset Trust
340,442
6.780%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
c
326,174
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
303,688
Long Beach Mortgage Loan Trust
303,965
6.960%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
c
308,147
Madison Park Funding XVIII, Ltd.
550,000
7.486%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
550,259
MetroNet Infrastructure Issuer, LLC
200,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
202,017
Neuberger Berman CLO, Ltd.
425,000
8.590%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
425,237
Octagon 52, Ltd.
300,000
7.036%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2021-1A, Class B
a,c
300,153
OZLM XVII, Ltd.
400,000
7.325%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,c
401,342
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
325,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
325,072
Pagaya AI Debt Trust
106,514
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
106,914
Pagaya AI Technology in Housing
Trust
197,255
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
192,523
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
290,974
PPM CLO 3, Ltd.
400,000
7.129%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,c
397,217

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Asset-Backed Securities (12.1%) - continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
$ 337,578
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
209,723
183,560
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
183,048
284,655
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
284,017
298,038
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,b
299,078
225,658
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,b
206,712
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
230,816
161,031
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
159,509
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
330,525
RCO VII Mortgage, LLC
175,550
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
175,007
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
81,230
Saxon Asset Securities Trust
120,405
3.242%,  8/25/2035, Ser.
2004-2, Class MF2
c
100,789
Sculptor CLO, Ltd.
425,000
7.986%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
424,982
Shackleton CLO, Ltd.
250,000
7.786%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,c
250,069
Silver Point CLO 2, Ltd.
200,000
8.025%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
201,364
Sound Point CLO, Ltd.
450,000
7.836%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,c
450,138
Stanwich Mortgage Loan
Company, LLC
298,673
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
290,433
Stratus Static CLO, Ltd.
250,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
250,078
Symphony CLO XX, Ltd.
250,000
8.337%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c,e
250,750
Principal
Amount Long-Term Fixed Income (85.3%) Value
Asset-Backed Securities (12.1%) - continued
Tricon Residential Trust
$ 250,000
5.700%,  6/17/2028, Ser.
2024-SFR2, Class B
a
$ 247,940
Unlock HEA Trust
281,385
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
276,359
347,347
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
342,099
VCAT Asset Securitization, LLC
102,850
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
104,550
Vericrest Opportunity Loan
Transferee
358,531
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
331,479
410,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
381,154
457,283
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
409,866
203,320
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
186,497
328,937
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
292,269
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
218,414
Voya CLO, Ltd.
350,000
7.289%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,c
349,993
Whitebox CLO I, Ltd.
200,000
7.318%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
200,000
Whitebox CLO III, Ltd.
450,000
7.790%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
450,834
Whitebox CLO IV, Ltd.
450,000
7.925%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
454,894
Wind River CLO, Ltd.
200,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
200,081
Total 19,278,945
Basic Materials (1.8%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
30,000 8.625%,  6/15/2029
a
30,788
ATI, Inc.
89,000 7.250%,  8/15/2030 91,871
ATI, Inc., Convertible
27,000 3.500%,  6/15/2025 96,620
Cascades, Inc./Cascades USA,
Inc.
91,000 5.125%,  1/15/2026
a
89,609
Chemours Company
169,000 5.750%,  11/15/2028
a
156,029

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Basic Materials (1.8%) - continued
Cleveland-Cliffs, Inc.
$ 70,000 5.875%,  6/1/2027 $ 69,509
110,000 4.625%,  3/1/2029
a
104,094
Consolidated Energy Finance SA
221,000 5.625%,  10/15/2028
a
187,899
Ecolab, Inc.
58,000 2.125%,  2/1/2032 47,599
First Quantum Minerals, Ltd.
48,000 6.875%,  10/15/2027
a
46,894
FMC Corporation
44,000 5.150%,  5/18/2026 43,693
Glencore Funding, LLC
36,000 5.893%,  4/4/2054
a
34,610
63,000 4.000%,  3/27/2027
a
60,730
69,000 6.125%,  10/6/2028
a
70,631
Hecla Mining Company
45,000 7.250%,  2/15/2028 45,024
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
a
132,059
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
45,000 9.000%,  7/1/2028
a
45,356
INEOS Finance plc
110,000 7.500%,  4/15/2029
a
111,134
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
a
70,935
Mercer International, Inc.
47,000 5.125%,  2/1/2029
f
41,365
Methanex Corporation
57,000 5.125%,  10/15/2027 54,981
38,000 5.250%,  12/15/2029 36,663
Mineral Resources, Ltd.
25,000 9.250%,  10/1/2028
a
26,238
Mosaic Company
56,000 5.375%,  11/15/2028
f
56,200
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034
a
49,922
Novelis Corporation
75,000 3.250%,  11/15/2026
a
70,575
40,000 4.750%,  1/30/2030
a
37,108
50,000 3.875%,  8/15/2031
a
43,289
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 81,276
Olin Corporation
60,000 5.125%,  9/15/2027 58,200
Peabody Energy Corporation,
Convertible
29,000 3.250%,  3/1/2028
f
38,034
SCIL IV, LLC/SCIL USA Holdings,
LLC
82,000 5.375%,  11/1/2026
a
79,289
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054
a
55,686
SNF Group SACA
134,000 3.375%,  3/15/2030
a
115,563
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
a
139,519
Taseko Mines, Ltd.
78,000 8.250%,  5/1/2030
a
79,795
Principal
Amount Long-Term Fixed Income (85.3%) Value
Basic Materials (1.8%) - continued
Tronox, Inc.
$ 41,000 4.625%,  3/15/2029
a
$ 37,010
United States Steel Corporation
113,000 6.875%,  3/1/2029 113,546
Westlake Corporation
42,000 3.600%,  8/15/2026 40,413
Total 2,789,756
Capital Goods (3.5%)
AAR Escrow Issuer, LLC
51,000 6.750%,  3/15/2029
a
51,989
Advanced Drainage Systems, Inc.
94,000 6.375%,  6/15/2030
a
94,340
Amcor Finance USA, Inc.
38,000 5.625%,  5/26/2033 38,415
Array Technologies, Inc.,
Convertible
37,000 1.000%,  12/1/2028 29,848
Boeing Company
36,000 6.858%,  5/1/2054
a
36,942
104,000 5.930%,  5/1/2060 92,981
163,000 2.196%,  2/4/2026 153,200
63,000 3.250%,  3/1/2028 57,444
76,000 5.150%,  5/1/2030 72,982
17,000 6.528%,  5/1/2034
a
17,406
Bombardier, Inc.
21,000 7.875%,  4/15/2027
a
21,053
60,000 6.000%,  2/15/2028
a
59,310
69,000 7.250%,  7/1/2031
a
70,844
104,000 7.000%,  6/1/2032
a
105,445
Brand Industrial Services, Inc.
68,000 10.375%,  8/1/2030
a
73,487
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
a
75,677
Camelot Return Merger Sub, Inc.
38,000 8.750%,  8/1/2028
a
37,255
Canpack SA/Canpack US, LLC
165,000 3.875%,  11/15/2029
a
147,916
Carrier Global Corporation
85,000 2.722%,  2/15/2030 75,093
Chart Industries, Inc.
143,000 7.500%,  1/1/2030
a
147,771
Chart Industries, Inc., Convertible
25,000 1.000%,  11/15/2024 61,564
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
a
20,639
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 127,085
EquipmentShare.com, Inc.
40,000 8.625%,  5/15/2032
a
41,477
ESAB Corporation
31,000 6.250%,  4/15/2029
a
31,186
Fluor Corporation, Convertible
69,000 1.125%,  8/15/2029
a
78,694
Gates Corporation
23,000 6.875%,  7/1/2029
a
23,401
GFL Environmental, Inc.
83,000 4.000%,  8/1/2028
a
77,141
135,000 3.500%,  9/1/2028
a
124,452

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Capital Goods (3.5%) - continued
Greenbrier Companies, Inc.,
Convertible
$ 45,000 2.875%,  4/15/2028 $ 48,240
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
a
207,522
Herc Holdings, Inc.
60,000 6.625%,  6/15/2029
a
60,841
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 66,954
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 61,811
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 59,235
Ingersoll Rand, Inc.
52,000 5.176%,  6/15/2029 51,998
19,000 5.700%,  8/14/2033 19,424
John Deere Capital Corporation
47,000 4.500%,  1/16/2029 46,202
37,000 4.700%,  6/10/2030 36,636
42,000 3.900%,  6/7/2032 38,884
16,000 5.150%,  9/8/2033 16,039
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,125
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 39,709
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
23,000 6.750%,  4/1/2032
a
23,164
MIWD Holdco II, LLC
75,000 5.500%,  2/1/2030
a,f
69,217
Mueller Water Products, Inc.
80,000 4.000%,  6/15/2029
a
73,246
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
a
134,303
New Enterprise Stone and Lime
Company, Inc.
146,000 5.250%,  7/15/2028
a
137,842
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 60,860
21,000 4.700%,  3/15/2033 20,260
OI European Group BV
126,000 4.750%,  2/15/2030
a
115,196
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 69,086
Owens-Brockway Glass Container,
Inc.
73,000 6.625%,  5/13/2027
a
72,851
30,000 7.375%,  6/1/2032
a
30,035
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
a
93,312
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 34,102
Patrick Industries, Inc., Convertible
23,000 1.750%,  12/1/2028 27,830
Republic Services, Inc.
42,000 3.950%,  5/15/2028 40,376
38,000 5.000%,  12/15/2033 37,202
Reworld Holding Corporation
86,000 4.875%,  12/1/2029
a
78,495
Principal
Amount Long-Term Fixed Income (85.3%) Value
Capital Goods (3.5%) - continued
Roller Bearing Company of
America, Inc.
$ 109,000 4.375%,  10/15/2029
a
$ 100,306
RTX Corporation
44,000 5.750%,  1/15/2029 45,178
Sealed Air Corporation/Sealed Air
Corporation (US)
119,000 6.125%,  2/1/2028
a
118,713
Smyrna Ready Mix Concrete, LLC
114,000 8.875%,  11/15/2031
a
120,946
Spirit AeroSystems, Inc.
122,000 9.750%,  11/15/2030
a
134,580
SRM Escrow Issuer, LLC
71,000 6.000%,  11/1/2028
a
69,365
Summit Materials, LLC/Summit
Materials Finance Corporation
33,000 7.250%,  1/15/2031
a
34,177
Textron, Inc.
63,000 3.650%,  3/15/2027 60,364
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 39,865
TransDigm, Inc.
193,000 5.500%,  11/15/2027 189,514
138,000 7.125%,  12/1/2031
a
142,192
109,000 6.625%,  3/1/2032
a
110,096
Trivium Packaging Finance
61,000 5.500%,  8/15/2026
a
59,767
United Rentals North America, Inc.
162,000 4.875%,  1/15/2028 157,010
100,000 4.000%,  7/15/2030 90,432
Veralto Corporation
35,000 5.350%,  9/18/2028
a
35,146
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 19,985
WESCO Distribution, Inc.
78,000 7.250%,  6/15/2028
a
79,399
39,000 6.375%,  3/15/2029
a
39,141
27,000 6.625%,  3/15/2032
a
27,284
Total 5,620,494
Collateralized Mortgage Obligations (9.6%)
A&D Mortgage Trust
268,870
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
269,234
177,738
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
178,635
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,b
448,005
Banc of America Alternative Loan
Trust
83,743
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 71,284
Banc of America Mortgage
Securities Trust
70,217
5.239%,  9/25/2035, Ser.
2005-H, Class 3A1
c
64,206
Bear Stearns Adjustable Rate
Mortgage Trust
82,247
5.664%,  1/25/2034, Ser.
2003-8, Class 5A
c
71,169

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
$ 20,657
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 18,872
CAFL Issuer, LLC
268,719
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
261,862
ChaseFlex Trust
152,820
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 108,426
CHL Mortgage Pass-Through Trust
23,053
6.404%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
22,210
68,228
6.000%,  4/25/2037, Ser.
2007-3, Class A18 32,295
CHNGE Mortgage Trust
225,483
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
211,222
208,055
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
202,943
218,956
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
217,062
477,506
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
472,665
280,955
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
277,347
Citigroup Mortgage Loan Trust,
Inc.
182,551
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 171,572
277,617
5.209%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
239,711
Countrywide Alternative Loan Trust
72,452
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 57,951
113,374
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 89,529
44,667
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 31,042
28,523
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 22,315
Countrywide Home Loan
Mortgage Pass Through Trust
74,271
4.690%,  11/25/2035, Ser.
2005-22, Class 2A1
c
58,701
Credit Suisse Mortgage Trust
206,181
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
204,459
207,205
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
174,897
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
102,223
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 89,652
Federal Home Loan Mortgage
Corporation
312,359
3.500%,  8/15/2035, Ser.
345, Class C8
g
30,988
Federal Home Loan Mortgage
Corporation - REMIC
105,610
4.000%,  1/25/2051, Ser.
5249, Class LA 100,868
315,374
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 249,717
Principal
Amount Long-Term Fixed Income (85.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
$ 3,273,364
1.500%,  12/25/2050, Ser.
5107, Class IO
g
$ 261,316
113,477
3.000%,  5/15/2027, Ser.
4046, Class GI
g
2,748
125,461
3.000%,  7/15/2027, Ser.
4084, Class NI
g
3,676
243,077
3.500%,  10/15/2032, Ser.
4119, Class KI
g
21,107
238,645
3.000%,  4/15/2033, Ser.
4203, Class DI
g
10,706
Federal National Mortgage
Association - REMIC
159,886
4.500%,  6/25/2052, Ser.
2022-43, Class MA 156,395
90,079
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
2,327
140,742
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
3,677
164,582
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
3,031
367,915
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
11,385
196,821
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
5,656
88,588
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
2,451
261,167
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
6,808
278,493
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
6,714
188,354
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
5,954
130,609
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
2,084
236,336
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
18,727
200,018
4.500%,  1/25/2046, Ser.
2022-68, Class BA 195,238
First Horizon Alternative Mortgage
Securities Trust
26,170
6.189%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
23,308
Flagstar Mortgage Trust
264,888
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,c
221,896
520,633
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,c
413,354
212,530
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
184,702
GCAT Trust
183,409
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
184,627
189,569
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
173,918
354,651
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
351,677
GMAC Mortgage Corporation
Loan Trust
27,557
3.874%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
22,614
695
4.049%,  9/19/2035, Ser.
2005-AR5, Class 5A1
c
609

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
GS Mortgage-Backed Securities
Trust
$ 227,106
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
$ 222,200
Home RE, Ltd.
350,000
9.935%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
366,430
200,000
8.835%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
203,800
HTAP
200,000
7.000%,  4/25/2037, Ser.
2024-1, Class A
a,c
195,583
IndyMac IMJA Mortgage Loan
Trust
81,416
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 35,249
IndyMac INDA Mortgage Loan
Trust
463,182
3.696%,  8/25/2036, Ser.
2006-AR1, Class A1
c
352,237
J.P. Morgan Mortgage Trust
192,912
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
157,428
335,549
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
325,904
33,445
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 33,174
32,313
5.543%,  7/25/2035, Ser.
2007-A1, Class 2A1
c
30,267
LHOME Mortgage Trust
81,694
3.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a
80,955
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
202,596
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
200,478
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
276,243
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a
200,141
MASTR Alternative Loans Trust
33,461
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 26,337
Merrill Lynch Alternative Note
Asset Trust
165,469
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 58,991
MFRA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
199,664
Morgan Stanley Residential
Mortgage Loan Trust
263,038
6.500%,  2/25/2054, Ser.
2024-INV2, Class A1
a,c
264,535
MortgageIT Securities Corporation
Mortgage Loan Trust
479,335
5.920%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
391,202
Principal
Amount Long-Term Fixed Income (85.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
New Residential Mortgage Loan
Trust
$ 386,000
3.881%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,c
$ 298,071
NYMT Loan Trust
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
200,037
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
376,366
Preston Ridge Partners Mortgage
Trust, LLC
238,105
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
228,250
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
271,886
239,689
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
240,635
PRKCM Trust
80,553
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
80,369
182,839
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
186,271
RCKT Mortgage Trust
297,965
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
299,843
Residential Accredit Loans, Inc.
Trust
109,335
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 92,511
49,244
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 38,097
56,718
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 45,424
ROC Securities Trust Series
280,412
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
279,512
Saluda Grade Alternative
Mortgage Trust
200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
201,496
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c,e
350,000
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
397,582
Triangle Re, Ltd.
250,000
8.735%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
255,196
Verus Securitization Trust
354,554
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,c
300,483
209,684
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
179,741
238,485
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
238,289
45,657
3.226%,  5/25/2060, Ser.
2020-2, Class A1
a,c
45,341

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Collateralized Mortgage Obligations (9.6%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 86,883
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 70,800
Total 15,245,158
Commercial Mortgage-Backed Securities (0.4%)
BANK 2022-BNK39
3,977,197
0.530%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,g
102,603
BANK5 2023-5YR1
200,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
203,216
BBCMS Mortgage Trust
1,992,421
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
146,777
Velocity Commercial Capital Loan
Trust
248,855
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
250,201
Total 702,797
Communications Services (4.1%)
AMC Networks, Inc.
19,000 10.250%,  1/15/2029
a
18,719
AMC Networks, Inc., Convertible
7,000 4.250%,  2/15/2029
a
6,726
American Tower Corporation
41,000 1.450%,  9/15/2026 37,621
68,000 5.500%,  3/15/2028 68,401
35,000 5.800%,  11/15/2028 35,679
63,000 3.800%,  8/15/2029 58,558
AT&T, Inc.
175,000 3.550%,  9/15/2055 117,983
123,000 4.300%,  2/15/2030 117,839
37,000 5.400%,  2/15/2034 37,000
Bell Telephone Company of
Canada
74,000 5.550%,  2/15/2054 71,720
43,000 5.100%,  5/11/2033 42,170
CCO Holdings, LLC/CCO Holdings
Capital Corporation
115,000 5.125%,  5/1/2027
a
110,417
136,000 6.375%,  9/1/2029
a
129,272
269,000 4.750%,  3/1/2030
a
232,988
203,000 4.750%,  2/1/2032
a
166,251
133,000 4.250%,  1/15/2034
a
100,955
CenterPoint Energy, Inc.,
Convertible
1,445 3.369%,  9/15/2029 49,072
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
27,000 6.150%,  11/10/2026 27,261
63,000 5.050%,  3/30/2029 60,587
48,000 6.550%,  6/1/2034 48,016
Cimpress plc
89,000 7.000%,  6/15/2026 88,929
Principal
Amount Long-Term Fixed Income (85.3%) Value
Communications Services (4.1%) - continued
Clear Channel Outdoor Holdings,
Inc.
$ 19,000 7.875%,  4/1/2030
a
$ 19,124
Clear Channel Worldwide
Holdings, Inc.
161,000 5.125%,  8/15/2027
a
153,753
Comcast Corporation
109,000 5.650%,  6/1/2054 108,814
105,000 3.400%,  4/1/2030 96,526
Connect Finco SARL/Connect US
Finco, LLC
73,000 6.750%,  10/1/2026
a
70,456
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 66,637
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 167,864
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
263,000 5.875%,  8/15/2027
a
247,374
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
a
153,281
55,000 8.750%,  5/15/2030
a
56,674
37,000 8.625%,  3/15/2031
a
38,115
GCI, LLC
119,000 4.750%,  10/15/2028
a
108,621
Gray Television, Inc.
64,000 7.000%,  5/15/2027
a,f
58,925
104,000 10.500%,  7/15/2029
a
104,560
Iliad Holding SASU
67,000 6.500%,  10/15/2026
a
66,703
97,000 8.500%,  4/15/2031
a
98,216
Intelsat Jackson Holdings SA
101,000 6.500%,  3/15/2030
a
93,968
Lamar Media Corporation
78,000 3.625%,  1/15/2031 68,603
LCPR Senior Secured Financing
DAC
167,000 6.750%,  10/15/2027
a
156,401
Level 3 Financing, Inc.
38,024 10.500%,  4/15/2029
a
37,929
38,024 11.000%,  11/15/2029
a,f
38,910
69,000 10.500%,  5/15/2030
a
68,339
McGraw-Hill Education, Inc.
96,000 5.750%,  8/1/2028
a
92,572
Meta Platforms, Inc.
30,000 3.850%,  8/15/2032 27,890
News Corporation
137,000 3.875%,  5/15/2029
a
126,108
Nexstar Media, Inc.
45,000 5.625%,  7/15/2027
a
42,750
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
54,000 4.625%,  3/15/2030
a
48,624
Paramount Global
116,000 6.375%,  3/30/2062
c
102,446
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
a
113,192
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,c
47,873

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Communications Services (4.1%) - continued
$ 29,000 5.000%,  2/15/2029 $ 28,643
58,000 5.300%,  2/15/2034 56,913
Scripps Escrow II, Inc.
36,000 3.875%,  1/15/2029
a
25,073
Sinclair Television Group, Inc.
34,000 4.125%,  12/1/2030
a,f
22,780
Sirius XM Radio, Inc.
68,000 5.000%,  8/1/2027
a
65,091
165,000 4.000%,  7/15/2028
a
149,053
30,000 4.125%,  7/1/2030
a
25,623
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 125,092
65,000 8.750%,  3/15/2032 78,183
Take-Two Interactive Software, Inc.
37,000 5.600%,  6/12/2034 36,907
TEGNA, Inc.
39,000 4.750%,  3/15/2026
a
38,123
129,000 4.625%,  3/15/2028 116,236
Telecom Italia Capital SA
88,000 6.000%,  9/30/2034
a
83,282
6,000 6.000%,  9/30/2034
f
5,412
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 33,751
70,000 3.375%,  4/15/2029 64,643
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
118,000 4.750%,  4/15/2028
a
96,482
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
a
14,628
136,000 4.500%,  5/1/2029
a
114,304
55,000 7.375%,  6/30/2030
a
51,159
Urban One, Inc.
23,000 7.375%,  2/1/2028
a
17,678
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054 38,178
84,000 2.100%,  3/22/2028 75,544
132,000 3.150%,  3/22/2030 119,030
18,000 2.355%,  3/15/2032 14,715
Viasat, Inc.
62,000 6.500%,  7/15/2028
a,f
46,936
Virgin Media Finance plc
50,000 5.000%,  7/15/2030
a
41,227
Virgin Media Secured Finance plc
105,000 5.500%,  5/15/2029
a
95,986
Vodafone Group plc
28,000 5.125%,  6/4/2081
c
20,593
64,000 5.750%,  6/28/2054 61,980
39,000 5.875%,  6/28/2064 37,511
48,000 7.000%,  4/4/2079
c
49,459
VZ Secured Financing BV
122,000 5.000%,  1/15/2032
a
104,026
Walt Disney Company
42,000 3.800%,  3/22/2030
f
39,780
Warnermedia Holdings, Inc.
47,000 3.638%,  3/15/2025 46,271
141,000 4.054%,  3/15/2029 130,213
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
42,000 7.750%,  8/15/2028
a
39,566
Principal
Amount Long-Term Fixed Income (85.3%) Value
Communications Services (4.1%) - continued
Ziggo Bond Company BV
$ 48,000 5.125%,  2/28/2030
a,f
$ 40,784
Ziggo BV
42,000 4.875%,  1/15/2030
a
37,338
Total 6,595,605
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
193,000 4.375%,  1/15/2028
a
182,033
Adient Global Holdings, Ltd.
65,000 8.250%,  4/15/2031
a,f
67,835
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
52,337
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
2,000 6.625%,  7/15/2026
a
1,994
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
190,000 4.625%,  6/1/2028
a
173,296
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
68,385
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 34,982
86,000 4.700%,  12/1/2032 85,232
American Axle & Manufacturing,
Inc.
96,000 6.875%,  7/1/2028 95,813
109,000 5.000%,  10/1/2029
f
99,961
American Honda Finance
Corporation
51,000 5.650%,  11/15/2028 52,260
44,000 4.900%,  1/10/2034 42,699
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
21,000 7.000%,  4/15/2030
a
17,172
Arko Corporation
88,000 5.125%,  11/15/2029
a,f
76,606
Asbury Automotive Group, Inc.
66,000 5.000%,  2/15/2032
a
59,797
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
a
72,076
12,000 4.625%,  4/1/2030
a
10,725
Aston Martin Capital Holdings, Ltd.
50,000 10.000%,  3/31/2029
a
49,265
Beazer Homes USA, Inc.
65,000 7.500%,  3/15/2031
a
64,864
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 34,810
Booking Holdings, Inc.,
Convertible
29,000 0.750%,  5/1/2025 60,990
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
a
95,162
Boyne USA, Inc.
63,000 4.750%,  5/15/2029
a
58,785

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Cyclical (6.3%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 77,000 6.250%,  9/15/2027
a
$ 75,782
Burlington Stores, Inc., Convertible
38,000 2.250%,  4/15/2025 44,631
17,000 1.250%,  12/15/2027
a
22,177
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
a
56,118
261,000 4.625%,  10/15/2029
a
239,277
48,000 6.500%,  2/15/2032
a
48,235
Carnival Corporation
97,000 7.625%,  3/1/2026
a
97,959
163,000 5.750%,  3/1/2027
a
161,031
98,000 4.000%,  8/1/2028
a
92,034
74,000 6.000%,  5/1/2029
a
73,099
Cedar Fair, LP
104,000 5.250%,  7/15/2029 99,629
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
19,000 5.375%,  4/15/2027 18,830
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
a
71,636
57,000 6.750%,  5/1/2031
a
57,309
Cinemark USA, Inc.
115,000 5.875%,  3/15/2026
a
113,748
Clarios Global, LP/Clarios US
Finance Company, Inc.
59,000 8.500%,  5/15/2027
a
59,333
141,000 6.750%,  5/15/2028
a
142,699
Crocs, Inc.
36,000 4.250%,  3/15/2029
a
32,813
Cushman & Wakefield US
Borrower, LLC
19,000 6.750%,  5/15/2028
a
18,860
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 20,234
Dana, Inc.
38,000 5.625%,  6/15/2028 36,867
59,000 4.500%,  2/15/2032 50,670
eG Global Finance plc
19,000 12.000%,  11/30/2028
a
20,229
Expedia Group, Inc.
73,000 3.250%,  2/15/2030
f
65,801
Expedia Group, Inc., Convertible
45,000 Zero Coupon,  2/15/2026 41,310
Ford Motor Company, Convertible
83,000 Zero Coupon,  3/15/2026 83,789
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 70,536
67,000 7.122%,  11/7/2033 70,797
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
38,272
Gap, Inc.
27,000 3.625%,  10/1/2029
a
23,375
Garrett Motion Holdings, Inc./
Garrett LX I SARL
52,000 7.750%,  5/31/2032
a
52,698
Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Cyclical (6.3%) - continued
General Motors Financial
Company, Inc.
$ 38,000 1.200%,  10/15/2024 $ 37,505
145,000 2.900%,  2/26/2025 142,273
41,000 2.750%,  6/20/2025 39,852
20,000 5.800%,  6/23/2028 20,245
45,000 5.800%,  1/7/2029 45,400
44,000 5.700%,  9/30/2030
c,f,h
41,304
14,000 5.750%,  2/8/2031 14,037
58,000 5.950%,  4/4/2034 58,050
Genuine Parts Company
30,000 6.500%,  11/1/2028 31,442
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
38,000 3.500%,  3/1/2029
a
34,316
Goodyear Tire & Rubber Company
38,000 4.875%,  3/15/2027 36,732
70,000 5.000%,  7/15/2029 65,155
Hanesbrands, Inc.
44,000 4.875%,  5/15/2026
a
43,045
43,000 9.000%,  2/15/2031
a
45,053
Harley-Davidson Financial
Services, Inc.
53,000 5.950%,  6/11/2029
a
52,888
Hilton Domestic Operating
Company, Inc.
175,000 4.875%,  1/15/2030 167,961
19,000 4.000%,  5/1/2031
a
17,007
106,000 3.625%,  2/15/2032
a
91,730
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
136,000 5.000%,  6/1/2029
a
126,813
Home Depot, Inc.
39,000 5.300%,  6/25/2054 38,078
39,000 5.400%,  6/25/2064 38,009
68,000 3.250%,  4/15/2032 60,309
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
32,965
63,000 3.000%,  2/10/2027
a,f
59,434
30,000 6.500%,  1/16/2029
a
31,327
International Game Technology plc
122,000 5.250%,  1/15/2029
a
118,047
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
a
76,978
Jaguar Land Rover Automotive plc
46,000 5.500%,  7/15/2029
a
44,089
KB Home
100,000 4.800%,  11/15/2029 94,285
L Brands, Inc.
209,000 6.625%,  10/1/2030
a
209,653
30,000 6.875%,  11/1/2035 30,256
Las Vegas Sands Corporation
26,000 5.900%,  6/1/2027 26,138
Light & Wonder International, Inc.
125,000 7.250%,  11/15/2029
a
127,663
Live Nation Entertainment, Inc.
42,000 4.750%,  10/15/2027
a
40,250
Live Nation Entertainment, Inc.,
Convertible
34,000 2.000%,  2/15/2025
f
34,774
67,000 3.125%,  1/15/2029
f
73,980

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Cyclical (6.3%) - continued
Lowe's Companies, Inc.
$ 98,000 4.500%,  4/15/2030 $ 95,102
Macy's Retail Holdings, LLC
100,000 5.875%,  4/1/2029
a,f
97,049
38,000 6.125%,  3/15/2032
a
36,289
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 45,509
62,000 4.625%,  6/15/2030 60,171
Marriott Vacations Worldwide
Corporation, Convertible
47,000 Zero Coupon,  1/15/2026 43,283
62,000 3.250%,  12/15/2027 56,420
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
a
111,734
McDonald's Corporation
40,000 4.950%,  8/14/2033 39,393
Melco Resorts Finance, Ltd.
105,000 5.375%,  12/4/2029
a
93,820
100,000 7.625%,  4/17/2032
a
99,166
Meritage Homes Corporation,
Convertible
25,000 1.750%,  5/15/2028
a
24,825
Michaels Companies, Inc.
55,000 5.250%,  5/1/2028
a
44,000
NCL Corporation, Ltd.
44,000 5.875%,  3/15/2026
a
43,499
104,000 5.875%,  2/15/2027
a
102,641
Nordstrom, Inc.
46,000 4.375%,  4/1/2030 41,825
64,000 4.250%,  8/1/2031 56,908
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
a,f
81,478
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
a
181,131
68,000 7.750%,  2/15/2029
a
66,223
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
123,000 5.750%,  4/15/2026
a
122,065
108,000 6.250%,  1/15/2028
a
106,426
QVC, Inc.
24,000 4.375%,  9/1/2028
f
17,551
Raising Cane's Restaurants, LLC
49,000 9.375%,  5/1/2029
a
52,922
Rakuten Group, Inc.
57,000 11.250%,  2/15/2027
a
60,876
67,000 9.750%,  4/15/2029
a
69,060
Royal Caribbean Cruises, Ltd.
202,000 4.250%,  7/1/2026
a
195,495
81,000 9.250%,  1/15/2029
a
86,473
33,000 7.250%,  1/15/2030
a
34,169
SeaWorld Parks and
Entertainment, Inc.
91,000 5.250%,  8/15/2029
a
85,984
Service Corporation International/
US
38,000 3.375%,  8/15/2030 33,071
Six Flags Entertainment
Corporation
18,000 7.250%,  5/15/2031
a
18,326
Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Cyclical (6.3%) - continued
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
$ 19,000 6.625%,  5/1/2032
a
$ 19,308
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
a
38,119
Staples, Inc.
75,000 10.750%,  9/1/2029
a
71,275
Station Casinos, LLC
107,000 4.625%,  12/1/2031
a
95,369
Target Corporation
88,000 2.350%,  2/15/2030 77,129
Tenneco, Inc.
127,000 8.000%,  11/17/2028
a
115,614
Toyota Motor Credit Corporation
35,000 5.550%,  11/20/2030 35,953
30,000 4.800%,  1/5/2034 29,154
Tractor Supply Company
44,000 5.250%,  5/15/2033 43,614
Tripadvisor, Inc.
30,000 7.000%,  7/15/2025
a
30,085
Uber Technologies, Inc.,
Convertible
44,000 Zero Coupon,  12/15/2025 47,168
63,000 0.875%,  12/1/2028
a
74,907
Vail Resorts, Inc., Convertible
70,000 Zero Coupon,  1/1/2026 63,700
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
152,003
Victoria's Secret & Company
90,000 4.625%,  7/15/2029
a
74,827
Viking Cruises, Ltd.
195,000 5.875%,  9/15/2027
a
192,983
Volkswagen Group of America
Finance, LLC
21,000 3.350%,  5/13/2025
a
20,595
Wabash National Corporation
141,000 4.500%,  10/15/2028
a
126,875
Walgreens Boots Alliance, Inc.
66,000 3.200%,  4/15/2030
f
55,250
28,000 4.800%,  11/18/2044
f
21,987
WASH Multifamily Acquisition, Inc.
40,000 5.750%,  4/15/2026
a
39,104
Wyndham Hotels & Resorts, Inc.
97,000 4.375%,  8/15/2028
a
90,428
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
91,000 7.125%,  2/15/2031
a
94,360
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
a
133,345
ZF North America Capital, Inc.
77,000 7.125%,  4/14/2030
a
79,723
Total 10,029,659
Consumer Non-Cyclical (5.4%)
1375209 B.C., Ltd.
38,000 9.000%,  1/30/2028
a,f
36,540
AbbVie, Inc.
86,000 5.500%,  3/15/2064 84,898

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Non-Cyclical (5.4%) - continued
$ 48,000 5.350%,  3/15/2044 $ 47,445
AdaptHealth, LLC
164,000 4.625%,  8/1/2029
a
142,107
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
119,000 4.625%,  1/15/2027
a
114,944
127,000 3.500%,  3/15/2029
a
114,242
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,293
Amgen, Inc.
62,000 5.150%,  3/2/2028 61,991
Anheuser-Busch InBev Worldwide,
Inc.
84,000 4.750%,  1/23/2029 83,524
99,000 5.000%,  6/15/2034 98,237
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 40,847
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 86,931
42,000 5.000%,  2/26/2034 41,767
B&G Foods, Inc.
74,000 8.000%,  9/15/2028
a,i
75,201
BAT Capital Corporation
40,000 6.343%,  8/2/2030 41,701
19,000 5.834%,  2/20/2031 19,268
43,000 7.750%,  10/19/2032 48,353
Bausch + Lomb Corporation
25,000 8.375%,  10/1/2028
a
25,594
Bausch Health Companies, Inc.
60,000 5.500%,  11/1/2025
a
55,892
140,000 4.875%,  6/1/2028
a,f
104,770
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 47,314
63,000 2.823%,  5/20/2030 55,706
BellRing Brands, Inc.
80,000 7.000%,  3/15/2030
a
81,983
BioMarin Pharmaceutical, Inc.,
Convertible
50,000 1.250%,  5/15/2027
f
47,736
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 66,299
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 62,111
30,000 5.750%,  2/1/2031 31,147
19,000 5.900%,  11/15/2033 19,944
Campbell Soup Company
110,000 5.400%,  3/21/2034 109,278
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
71,950
Catalent Pharma Solutions, Inc.
47,000 3.125%,  2/15/2029
a
44,983
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 129,228
Charles River Laboratories
International, Inc.
45,000 4.000%,  3/15/2031
a
40,135
Chefs' Warehouse, Inc.,
Convertible
27,000 2.375%,  12/15/2028 29,953
Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Non-Cyclical (5.4%) - continued
Cheplapharm Arzneimittel GmbH
$ 20,000 5.500%,  1/15/2028
a
$ 18,502
Chobani, LLC/Chobani Finance
Corporation, Inc.
70,000 4.625%,  11/15/2028
a
66,109
CHS/Community Health Systems,
Inc.
98,000 5.625%,  3/15/2027
a
91,258
36,000 8.000%,  12/15/2027
a
35,697
132,000 6.000%,  1/15/2029
a
116,491
49,000 5.250%,  5/15/2030
a
40,400
57,000 4.750%,  2/15/2031
a
44,815
52,000 10.875%,  1/15/2032
a
54,121
Cigna Group
30,000 5.600%,  2/15/2054 28,803
51,000 2.400%,  3/15/2030 44,125
Coca-Cola Company
36,000 5.300%,  5/13/2054 35,723
Concentra Escrow Issuer
Corporation
12,000 6.875%,  7/15/2032
a,i
12,158
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 28,570
84,000 3.150%,  8/1/2029 76,180
28,000 4.900%,  5/1/2033 27,033
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
174,000 4.750%,  1/15/2029
a
165,374
24,000 6.625%,  7/15/2030
a
24,355
CVS Health Corporation
76,000 6.050%,  6/1/2054 74,533
47,000 5.000%,  2/20/2026 46,639
33,000 4.300%,  3/25/2028 31,865
37,000 5.300%,  6/1/2033 36,159
100,000 4.780%,  3/25/2038 89,282
116,000 6.000%,  6/1/2044 113,672
Diageo Capital plc
39,000 2.000%,  4/29/2030 33,243
40,000 5.625%,  10/5/2033 41,522
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
a
78,056
Eli Lilly & Company
66,000 5.000%,  2/9/2054 63,029
87,000 4.700%,  2/27/2033 85,500
Embecta Corporation
48,000 6.750%,  2/15/2030
a,f
41,721
Encompass Health Corporation
180,000 4.500%,  2/1/2028 171,224
Endo Finance Holdings, Inc.
38,000 8.500%,  4/15/2031
a,f
39,215
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
a
23,403
130,000 4.375%,  3/31/2029
a
117,604
Envista Holdings Corporation,
Convertible
12,000 1.750%,  8/15/2028
a
10,221
Fortrea Holdings, Inc.
36,000 7.500%,  7/1/2030
a,f
35,769
General Mills, Inc.
18,000 4.950%,  3/29/2033 17,532

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Non-Cyclical (5.4%) - continued
Gilead Sciences, Inc.
$ 30,000 5.250%,  10/15/2033 $ 30,219
Grifols SA
47,000 4.750%,  10/15/2028
a,f
40,560
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
36,000 7.875%,  9/1/2025
a,f
35,357
HLF Financing SARL, LLC/
Herbalife International, Inc.
70,000 4.875%,  6/1/2029
a
48,497
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
a
33,935
Integer Holdings Corporation,
Convertible
54,000 2.125%,  2/15/2028 77,085
Jazz Investments I, Ltd.,
Convertible
78,000 2.000%,  6/15/2026 74,919
Jazz Securities DAC
78,000 4.375%,  1/15/2029
a
72,412
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
114,000 2.500%,  1/15/2027 106,071
49,000 3.625%,  1/15/2032 42,301
Johnson & Johnson
72,000 5.250%,  6/1/2054 72,307
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
39,000 9.000%,  2/15/2029
a
39,971
Kenvue, Inc.
23,000 5.000%,  3/22/2030 23,075
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 64,893
66,000 5.300%,  3/15/2034 65,675
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 48,979
Kroger Company
42,000 4.500%,  1/15/2029 41,199
Legacy LifePoint Health, LLC
53,000 4.375%,  2/15/2027
a
50,628
LifePoint Health, Inc.
75,000 9.875%,  8/15/2030
a
79,982
50,000 11.000%,  10/15/2030
a
55,088
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
131,520
McKesson Corporation
134,000 1.300%,  8/15/2026 123,623
Medline Borrower, LP/Medline Co-
Issuer, Inc.
85,000 6.250%,  4/1/2029
a
85,962
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 43,254
ModivCare, Inc.
36,000 5.875%,  11/15/2025
a,f
36,529
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
a
112,351
96,000 5.250%,  10/1/2029
a
91,615
MPH Acquisition Holdings, LLC
36,000 5.500%,  9/1/2028
a
27,177
Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Non-Cyclical (5.4%) - continued
Newell Brands, Inc.
$ 39,000 6.375%,  9/15/2027
f
$ 38,460
39,000 6.625%,  9/15/2029 38,241
Organon & Company/Organon
Foreign Debt Co-Issuer BV
52,000 4.125%,  4/30/2028
a
48,292
143,000 5.125%,  4/30/2031
a
128,450
Owens & Minor, Inc.
121,000 6.625%,  4/1/2030
a,f
110,001
Performance Food Group, Inc.
57,000 4.250%,  8/1/2029
a
51,893
Perrigo Finance Unlimited
Company
69,000 4.900%,  6/15/2030 63,433
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 87,232
43,000 5.625%,  11/17/2029 43,919
23,000 5.125%,  2/13/2031 22,756
43,000 5.750%,  11/17/2032 43,900
39,000 5.250%,  2/13/2034 38,262
Post Holdings, Inc.
57,000 4.625%,  4/15/2030
a
52,378
99,000 4.500%,  9/15/2031
a
88,738
Post Holdings, Inc., Convertible
56,000 2.500%,  8/15/2027 61,544
Primo Water Holdings, Inc.
119,000 4.375%,  4/30/2029
a
109,631
Procter & Gamble Company
42,000 1.200%,  10/29/2030 34,205
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
51,145
39,000 1.930%,  12/13/2028
a
34,424
68,000 2.076%,  12/13/2031
a
55,502
Royalty Pharma plc
97,000 1.200%,  9/2/2025 92,121
40,000 5.150%,  9/2/2029 39,662
Scotts Miracle-Gro Company
50,000 4.500%,  10/15/2029 45,703
Simmons Foods, Inc.
152,000 4.625%,  3/1/2029
a
133,663
Spectrum Brands, Inc.,
Convertible
20,000 3.375%,  6/1/2029
a
19,260
Star Parent, Inc.
82,000 9.000%,  10/1/2030
a
86,091
Sysco Corporation
42,000 5.950%,  4/1/2030 43,709
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054
i
92,644
75,000 5.000%,  11/26/2028 74,439
Tenet Healthcare Corporation
335,000 5.125%,  11/1/2027 327,842
55,000 6.125%,  10/1/2028 54,725
Teva Pharmaceutical Finance
Netherlands III BV
97,000 3.150%,  10/1/2026 91,038
Topgolf Callaway Brands
Corporation, Convertible
25,000 2.750%,  5/1/2026 27,650
Viterra Finance BV
60,000 3.200%,  4/21/2031
a
51,823

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Consumer Non-Cyclical (5.4%) - continued
Winnebago Industries, Inc.,
Convertible
$ 30,000 3.250%,  1/15/2030
a
$ 27,900
Wyeth, LLC
106,000 6.500%,  2/1/2034 116,464
Zoetis, Inc.
56,000 5.600%,  11/16/2032 57,275
Total 8,597,814
Energy (5.1%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
85,000 5.375%,  6/15/2029
a
82,395
Apache Corporation
59,000 4.375%,  10/15/2028 55,882
Archrock Partners, LP/Archrock
Partners Finance Corporation
130,000 6.250%,  4/1/2028
a
128,750
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
79,000 8.250%,  12/31/2028
a
80,935
37,000 5.875%,  6/30/2029
a
36,159
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
a
94,122
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
60,000 7.000%,  7/15/2029
a
61,103
Borr IHC, Ltd./Borr Finance, LLC
97,573 10.375%,  11/15/2030
a
102,058
BP Capital Markets America, Inc.
69,000 4.234%,  11/6/2028 66,844
61,000 4.812%,  2/13/2033 59,136
BP Capital Markets plc
51,000 4.875%,  3/22/2030
c,h
48,081
52,000 6.450%,  12/1/2033
c,h
53,416
Buckeye Partners, LP
56,000 4.500%,  3/1/2028
a
52,607
73,000 6.875%,  7/1/2029
a
73,273
California Resources Corporation
45,000 8.250%,  6/15/2029
a
45,938
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 40,011
41,000 3.250%,  1/31/2032 34,994
52,000 5.950%,  6/30/2033 52,725
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034
a
28,022
Civitas Resources, Inc.
60,000 8.375%,  7/1/2028
a
62,870
29,000 8.625%,  11/1/2030
a
31,094
100,000 8.750%,  7/1/2031
a
107,095
CNX Resources Corporation
53,000 6.000%,  1/15/2029
a
51,865
CNX Resources Corporation,
Convertible
39,000 2.250%,  5/1/2026 75,112
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,271
77,000 6.042%,  8/15/2028
a
78,749
Principal
Amount Long-Term Fixed Income (85.3%) Value
Energy (5.1%) - continued
Comstock Resources, Inc.
$ 76,000 6.750%,  3/1/2029
a
$ 73,068
62,000 6.750%,  3/1/2029
a
60,085
26,000 5.875%,  1/15/2030
a
24,193
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
a
107,116
Crescent Energy Finance, LLC
47,000 9.250%,  2/15/2028
a
49,657
117,000 7.625%,  4/1/2032
a
119,245
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
85,000 8.625%,  3/15/2029
a
87,470
Diamond Foreign Asset Company/
Diamond Finance, LLC
33,000 8.500%,  10/1/2030
a
34,639
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 79,494
DT Midstream, Inc.
67,000 4.125%,  6/15/2029
a
61,898
Enbridge, Inc.
50,000 7.375%,  1/15/2083
c
50,049
50,000 7.625%,  1/15/2083
c
51,112
51,000 5.950%,  4/5/2054 50,596
22,000 5.700%,  3/8/2033 22,173
Enerflex, Ltd.
78,000 9.000%,  10/15/2027
a
78,981
Energy Transfer, LP
31,000 5.950%,  5/15/2054 30,187
124,000 8.000%,  5/15/2054
c
129,703
36,000 6.050%,  9/1/2054 35,500
50,000 6.750%,  5/15/2025
c,h
49,747
30,000 4.400%,  3/15/2027 29,262
15,000 7.125%,  5/15/2030
c,h
14,858
28,000 6.400%,  12/1/2030 29,442
41,000 5.600%,  9/1/2034 40,728
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 40,602
53,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
c
52,728
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
a
231,891
Genesis Energy LP/Genesis
Energy Finance Corporation
60,000 8.875%,  4/15/2030 63,115
90,000 7.875%,  5/15/2032 90,858
Harvest Midstream I, LP
100,000 7.500%,  9/1/2028
a
101,600
57,000 7.500%,  5/15/2032
a
57,875
Hess Midstream Operations, LP
86,000 4.250%,  2/15/2030
a
78,940
Hilcorp Energy I, LP/Hilcorp
Finance Company
75,000 5.750%,  2/1/2029
a
72,575
38,000 6.000%,  4/15/2030
a
36,706
111,000 6.250%,  4/15/2032
a
106,746
Howard Midstream Energy
Partners, LLC
60,000 7.375%,  7/15/2032
a
60,933
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
a
119,593

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Energy (5.1%) - continued
Kodiak Gas Services, LLC
$ 49,000 7.250%,  2/15/2029
a
$ 50,229
Laredo Petroleum, Inc.
156,000 7.750%,  7/31/2029
a
157,236
MEG Energy Corporation
118,000 5.875%,  2/1/2029
a
114,781
MPLX, LP
105,000 1.750%,  3/1/2026 98,669
21,000 5.000%,  3/1/2033 20,063
25,000 5.500%,  6/1/2034 24,620
Nabors Industries, Inc.
38,000 7.375%,  5/15/2027
a
38,653
97,000 9.125%,  1/31/2030
a
100,486
National Fuel Gas Company
92,000 5.500%,  1/15/2026 91,706
New Fortress Energy, Inc.
31,000 8.750%,  3/15/2029
a,f
28,299
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
32,000 8.125%,  2/15/2029
a
32,605
48,000 8.375%,  2/15/2032
a
48,739
Noble Finance II, LLC
38,000 8.000%,  4/15/2030
a
39,547
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
a
96,534
Northern Oil and Gas, Inc.,
Convertible
45,000 3.625%,  4/15/2029 51,795
NuStar Logistics, LP
78,000 6.375%,  10/1/2030 79,315
Occidental Petroleum Corporation
70,000 8.875%,  7/15/2030 80,612
ONEOK, Inc.
63,000 2.200%,  9/15/2025 60,489
33,000 5.550%,  11/1/2026 33,135
42,000 5.650%,  11/1/2028 42,631
Ovintiv, Inc.
37,000 5.650%,  5/15/2028 37,421
33,000 6.250%,  7/15/2033 34,016
PBF Holding Company, LLC/PBF
Finance Corporation
65,000 6.000%,  2/15/2028 63,375
Permian Resources Operating,
LLC
59,000 7.000%,  1/15/2032
a
60,609
Permian Resources Operating,
LLC, Convertible
19,000 3.250%,  4/1/2028 52,322
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 52,785
Plains All American Pipeline, LP
2,000
9.694%,  (TSFR3M +
4.372%), 8/1/2024
c,h
1,991
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 101,610
Prairie Acquiror, LP
62,000 9.000%,  8/1/2029
a
63,900
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
a
115,742
Principal
Amount Long-Term Fixed Income (85.3%) Value
Energy (5.1%) - continued
Range Resources Corporation
$ 73,000 4.750%,  2/15/2030
a
$ 68,499
Rockcliff Energy II, LLC
96,000 5.500%,  10/15/2029
a
89,861
Rockies Express Pipeline, LLC
101,000 4.950%,  7/15/2029
a
95,081
Saturn Oil & Gas, Inc.
45,000 9.625%,  6/15/2029
a
45,421
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
26,071
SM Energy Company
55,000 6.500%,  7/15/2028 54,527
Southwestern Energy Company
71,000 4.750%,  2/1/2032 65,315
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
38,000 5.875%,  3/1/2027 37,604
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 46,975
Sunoco, LP
114,000 7.000%,  5/1/2029
a
116,837
Sunoco, LP/Sunoco Finance
Corporation
59,000 5.875%,  3/15/2028 58,743
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
154,000 5.500%,  1/15/2028
a
147,338
57,000 7.375%,  2/15/2029
a
57,279
Talos Production, Inc.
40,000 9.000%,  2/1/2029
a
41,982
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 109,739
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
a
92,963
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 100,588
TransCanada Trust
90,000 5.875%,  8/15/2076
c
88,083
UGI Corporation, Convertible
13,000 5.000%,  6/1/2028
a
12,928
USA Compression Partners, LP/
USA Compression Finance
Corporation
68,000 7.125%,  3/15/2029
a
68,517
Valaris, Ltd.
89,000 8.375%,  4/30/2030
a
92,137
Venture Global Calcasieu Pass,
LLC
169,000 3.875%,  8/15/2029
a
153,915
70,000 4.125%,  8/15/2031
a
62,816
Venture Global LNG, Inc.
141,000 8.125%,  6/1/2028
a
145,261
220,000 9.875%,  2/1/2032
a
239,453
Viridien SA
19,000 8.750%,  4/1/2027
a
18,109
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 64,117

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Energy (5.1%) - continued
$ 42,000 2.600%,  3/15/2031 $ 35,478
Total 8,170,424
Financials (13.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
26,000 4.250%,  2/15/2029
a
23,618
37,000 7.500%,  11/6/2030
a
37,026
AerCap Holdings NV
50,000 5.875%,  10/10/2079
c,f
49,761
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
63,000 6.500%,  7/15/2025 63,482
108,000 3.000%,  10/29/2028 98,147
Agree, LP
34,000 5.625%,  6/15/2034 33,651
Air Lease Corporation
40,000 2.300%,  2/1/2025 39,145
11,000 3.375%,  7/1/2025 10,749
53,000 4.650%,  6/15/2026
c,h
50,309
52,000 3.125%,  12/1/2030 45,436
Aircastle, Ltd.
61,000 5.250%,  6/15/2026
a,c,h
58,813
51,000 2.850%,  1/26/2028
a
46,144
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
38,000 4.250%,  10/15/2027
a
35,581
80,000 6.750%,  4/15/2028
a
80,127
39,000 7.000%,  1/15/2031
a
39,399
Ally Financial, Inc.
62,000 5.750%,  11/20/2025
f
61,609
84,000 4.700%,  5/15/2026
c,h
73,919
42,000 8.000%,  11/1/2031 46,351
59,000 6.700%,  2/14/2033
f
58,656
American Express Company
50,000 3.550%,  9/15/2026
c,h
46,610
65,000 6.338%,  10/30/2026
c
65,638
89,000 2.550%,  3/4/2027 83,183
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 40,624
American International Group, Inc.
76,000 5.125%,  3/27/2033 74,855
AmWINS Group, Inc.
31,000 6.375%,  2/15/2029
a
31,085
97,000 4.875%,  6/30/2029
a
90,236
Aon North America, Inc.
66,000 5.750%,  3/1/2054 64,552
Arbor Realty Trust, Inc.,
Convertible
4,000 7.500%,  8/1/2025 3,995
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,739
90,000 2.150%,  7/15/2026 83,178
35,000 5.875%,  3/1/2029 34,496
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 47,582
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,740
Australia & New Zealand Banking
Group, Ltd.
96,000 2.950%,  7/22/2030
a,c
92,992
Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
Aviation Capital Group, LLC
$ 41,000 4.875%,  10/1/2025
a
$ 40,454
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
a
93,244
62,000 5.750%,  3/1/2029
a
61,649
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
a
25,887
Banco Santander SA
29,000 4.750%,  11/12/2026
c,h
25,920
Bank of America Corporation
113,000 6.250%,  9/5/2024
c,h
112,531
44,000 6.100%,  3/17/2025
c,h
43,872
2,000 1.319%,  6/19/2026
c
1,916
163,000 1.197%,  10/24/2026
c
153,767
65,000 6.125%,  4/27/2027
c,f,h
65,350
61,000 1.734%,  7/22/2027
c
56,542
89,000 4.376%,  4/27/2028
c
86,868
126,000 3.593%,  7/21/2028
c
119,925
59,000 4.948%,  7/22/2028
c
58,526
60,000 5.819%,  9/15/2029
c
61,256
202,000 3.974%,  2/7/2030
c
191,299
149,000 2.687%,  4/22/2032
c
125,923
62,000 2.572%,  10/20/2032
c
51,389
92,000 2.972%,  2/4/2033
c
77,857
49,000 5.468%,  1/23/2035
c
48,950
45,000 3.846%,  3/8/2037
c
39,437
Bank of Montreal
69,000 5.266%,  12/11/2026 68,895
68,000 5.203%,  2/1/2028 68,099
46,000 3.088%,  1/10/2037
c
37,643
Bank of New York Mellon
Corporation
29,000 6.317%,  10/25/2029
c
30,311
59,000 4.596%,  7/26/2030
c
57,658
30,000 6.474%,  10/25/2034
c
32,355
Bank of Nova Scotia
86,000 4.900%,  6/4/2025
c,h
84,302
41,000 1.050%,  3/2/2026 38,174
Barclays plc
63,000 6.125%,  12/15/2025
c,h
61,740
49,000 2.852%,  5/7/2026
c
47,774
50,000 5.501%,  8/9/2028
c
49,906
64,000 4.972%,  5/16/2029
c
62,643
54,000 6.224%,  5/9/2034
c
55,330
35,000 7.119%,  6/27/2034
c
37,133
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 108,600
BlackRock Funding, Inc.
35,000 5.250%,  3/14/2054 33,823
Blackstone Mortgage Trust, Inc.,
Convertible
11,000 5.500%,  3/15/2027 9,845
Blue Owl Capital Corporation II
37,000 8.450%,  11/15/2026
a
38,174
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 64,707
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,365
63,000 3.750%,  6/17/2026
a
58,724

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
Blue Owl Technology Finance
Corporation II
$ 18,000 6.750%,  4/4/2029
a
$ 17,609
BNP Paribas SA
58,000 2.819%,  11/19/2025
a,c
57,278
66,000 3.132%,  1/20/2033
a,c
55,541
BPCE SA
40,000 2.375%,  1/14/2025
a
39,211
Bread Financial Holdings, Inc.,
Convertible
31,000 4.250%,  6/15/2028 41,256
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 74,055
Burford Capital Global Finance,
LLC
90,000 9.250%,  7/1/2031
a
94,724
Camden Property Trust
28,000 4.900%,  1/15/2034 26,789
Canadian Imperial Bank of
Commerce
30,000 5.926%,  10/2/2026 30,384
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
c,h
22,086
69,000 3.273%,  3/1/2030
c
62,283
Capital One NA
60,000 2.280%,  1/28/2026
c
58,764
Castlelake Aviation Finance DAC
64,000 5.000%,  4/15/2027
a
61,761
Centene Corporation
178,000 3.000%,  10/15/2030 152,202
38,000 2.625%,  8/1/2031 31,206
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
c,h
94,922
90,000 0.900%,  3/11/2026 83,458
46,000 4.000%,  6/1/2026
c,h
43,160
30,000 5.875%,  8/24/2026 30,345
25,000 5.000%,  6/1/2027
c,h
24,018
63,000 2.000%,  3/20/2028 56,550
45,000 4.000%,  12/1/2030
c,h
38,431
41,000 6.136%,  8/24/2034
c
42,695
Citigroup, Inc.
34,000 5.000%,  9/12/2024
c,h
33,780
100,000 5.500%,  9/13/2025 99,890
33,000 4.000%,  12/10/2025
c,h
31,603
90,000 3.875%,  2/18/2026
c,h
85,177
148,000 1.122%,  1/28/2027
c
138,032
83,000 1.462%,  6/9/2027
c
76,927
98,000 3.070%,  2/24/2028
c
92,486
26,000 7.375%,  5/15/2028
c,f,h
26,683
52,000 7.625%,  11/15/2028
c,f,h
54,141
168,000 4.075%,  4/23/2029
c
161,056
32,000 7.125%,  8/15/2029
c,h
31,928
41,000 6.174%,  5/25/2034
c
41,697
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
c,f,h
43,007
CNA Financial Corporation
53,000 5.125%,  2/15/2034 51,312
Coinbase Global, Inc., Convertible
43,000 0.500%,  6/1/2026 44,161
54,000 0.250%,  4/1/2030
a
52,002
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,h
21,502
Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
$ 15,000 5.982%,  1/30/2030
c
$ 14,780
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
42,304
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
a,c
39,273
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 77,418
COPT Defense Properties, LP,
Convertible
13,000 5.250%,  9/15/2028
a
13,546
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
c
38,344
35,000 6.050%,  9/15/2033
a
35,895
35,000 5.750%,  1/15/2034 35,232
Credit Acceptance Corporation
70,000 9.250%,  12/15/2028
a
73,984
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,c,h
44,647
42,000 3.250%,  1/14/2030
a
36,955
Credit Suisse Group AG
24,000 7.250%,  N/A
*,j
2,640
54,000 7.500%,  N/A
*,j
5,940
Dai-ichi Life Insurance Company,
Ltd.
75,000 5.100%,  10/28/2024
a,c,h
74,725
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
c
135,707
90,000 2.311%,  11/16/2027
c
83,094
51,000 6.819%,  11/20/2029
c
53,039
68,000 3.742%,  1/7/2033
c
55,932
Discover Bank
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
83,894
Discover Financial Services
22,000 6.700%,  11/29/2032 22,957
Diversified Healthcare Trust
45,000 Zero Coupon,  1/15/2026
a
39,266
Drawbridge Special Opportunities
Fund, LP
126,000 3.875%,  2/15/2026
a
119,670
Elevance Health, Inc.
72,000 5.650%,  6/15/2054 71,227
133,000 2.550%,  3/15/2031 113,383
Encore Capital Group, Inc.,
Convertible
32,000 4.000%,  3/15/2029 29,504
Equitable Holdings, Inc.
11,000 4.572%,  2/15/2029
a
10,574
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 38,807
41,000 2.400%,  10/15/2031 33,685
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054
a
50,033
Federal Realty OP, LP, Convertible
23,000 3.250%,  1/15/2029
a
22,126
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
c,f,h
38,670
40,000 4.772%,  7/28/2030
c
38,472
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 107,692

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
First Horizon Bank
$ 62,000 5.750%,  5/1/2030
f
$ 59,101
FirstCash, Inc.
91,000 5.625%,  1/1/2030
a
86,186
Fortress Transportation and
Infrastructure Investors, LLC
38,000 5.500%,  5/1/2028
a
36,843
70,000 7.000%,  5/1/2031
a
71,516
52,000 7.000%,  6/15/2032
a
52,736
Freedom Mortgage Corporation
40,000 7.625%,  5/1/2026
a
39,716
Freedom Mortgage Holdings, LLC
85,000 9.250%,  2/1/2029
a
84,945
36,000 9.125%,  5/15/2031
a
35,032
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 39,007
42,000 2.625%,  1/15/2027 37,913
GGAM Finance, Ltd.
39,000 8.000%,  6/15/2028
a
41,077
31,000 6.875%,  4/15/2029
a
31,542
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
115,000 3.750%,  12/15/2027
a
100,756
goeasy, Ltd.
65,000 9.250%,  12/1/2028
a
68,989
19,000 7.625%,  7/1/2029
a
19,380
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,203
Goldman Sachs Group, Inc.
36,000 5.500%,  8/10/2024
c,f,h
35,765
62,000 0.855%,  2/12/2026
c
60,131
75,000 3.650%,  8/10/2026
c,h
69,742
45,000 4.125%,  11/10/2026
c,h
42,086
135,000 1.948%,  10/21/2027
c
124,663
45,000 2.640%,  2/24/2028
c
41,971
132,000 3.615%,  3/15/2028
c
126,215
86,000 4.482%,  8/23/2028
c
84,049
84,000 3.814%,  4/23/2029
c
79,702
42,000 3.800%,  3/15/2030 39,267
42,000 2.615%,  4/22/2032
c
35,312
42,000 2.383%,  7/21/2032
c
34,492
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 37,296
64,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
56,964
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
3,000 Zero Coupon,  5/1/2025
a
3,147
15,000 3.750%,  8/15/2028
a
18,443
Health Care Service Corporation
70,000 5.450%,  6/15/2034
a
69,181
HSBC Holdings plc
24,000 6.375%,  3/30/2025
c,h
23,928
49,000 2.633%,  11/7/2025
c
48,429
37,000 1.645%,  4/18/2026
c
35,810
118,000 4.583%,  6/19/2029
c
114,067
81,000 4.600%,  12/17/2030
c,h
69,422
50,000 2.804%,  5/24/2032
c
41,840
HUB International, Ltd.
110,000 7.250%,  6/15/2030
a
112,764
Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
Huntington Bancshares, Inc./OH
$ 66,000 4.450%,  10/15/2027
c,h
$ 60,083
77,000 5.709%,  2/2/2035
c
75,804
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
55,000 6.250%,  5/15/2026 54,566
148,000 5.250%,  5/15/2027 138,916
ING Groep NV
84,000 1.726%,  4/1/2027
c
78,561
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 64,793
Intesa Sanpaolo SPA
47,000 4.198%,  6/1/2032
a,c
39,764
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 57,164
J.P. Morgan Chase & Company
109,000 5.000%,  8/1/2024
c,h
108,688
66,000 4.600%,  2/1/2025
c,h
65,080
117,000 1.561%,  12/10/2025
c
114,825
50,000 3.650%,  6/1/2026
c,f,h
47,293
129,000 1.045%,  11/19/2026
c
121,192
84,000 1.578%,  4/22/2027
c
78,390
105,000 2.947%,  2/24/2028
c
98,898
126,000 4.005%,  4/23/2029
c
120,476
41,000 2.069%,  6/1/2029
c
36,472
168,000 4.493%,  3/24/2031
c
161,822
45,000 2.963%,  1/25/2033
c
38,367
39,000 4.912%,  7/25/2033
c
37,878
42,000 5.717%,  9/14/2033
c
42,581
30,000 5.350%,  6/1/2034
c
29,867
25,000 6.254%,  10/23/2034
c
26,515
16,000 5.336%,  1/23/2035
c
15,904
50,000 5.766%,  4/22/2035
c
51,300
J.P. Morgan Chase Bank NA
77,000 5.110%,  12/8/2026 76,988
Jane Street Group/JSG Finance,
Inc.
59,000 4.500%,  11/15/2029
a
55,346
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
39,000 5.000%,  8/15/2028
a
35,976
Jefferson Capital Holdings, LLC
33,000 6.000%,  8/15/2026
a
32,497
80,000 9.500%,  2/15/2029
a
82,466
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 56,688
82,000 5.000%,  1/26/2033 75,632
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 49,845
20,000 6.250%,  1/15/2036
f
18,981
Kite Realty Group, LP
16,000 5.500%,  3/1/2034 15,643
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
1,964
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
39,000 4.250%,  2/1/2027
a
36,938
105,000 4.750%,  6/15/2029
a
96,994
Liberty Mutual Group, Inc.
21,000 4.125%,  12/15/2051
a,c
19,666

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
Lincoln National Corporation
$ 40,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
$ 32,556
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
c
115,190
M&T Bank Corporation
86,000 3.500%,  9/1/2026
c,f,h
71,767
Macquarie Airfinance Holdings,
Ltd.
118,000 6.400%,  3/26/2029
a
119,996
18,000 6.500%,  3/26/2031
a
18,510
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,c,f
76,162
Manufacturers & Traders Trust
Company
87,000 4.700%,  1/27/2028 83,877
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 37,312
MetLife, Inc.
54,000 3.850%,  9/15/2025
c,h
52,264
39,000 5.875%,  3/15/2028
c,f,h
38,758
50,000 6.400%,  12/15/2036 50,608
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
60,510
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 81,429
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 46,949
81,000 1.538%,  7/20/2027
c
74,955
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
c
102,747
84,000 2.564%,  9/13/2031 68,348
39,000 5.748%,  7/6/2034
c
39,619
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
a
94,124
Morgan Stanley
36,000 2.720%,  7/22/2025
c
35,932
82,000 1.164%,  10/21/2025
c
80,816
29,000 5.000%,  11/24/2025 28,800
115,000 2.630%,  2/18/2026
c
112,734
61,000 0.985%,  12/10/2026
c
57,040
84,000 1.593%,  5/4/2027
c
78,310
82,000 1.512%,  7/20/2027
c
75,809
30,000 5.123%,  2/1/2029
c
29,881
201,000 3.622%,  4/1/2031
c
184,441
45,000 2.943%,  1/21/2033
c
38,246
40,000 4.889%,  7/20/2033
c
38,560
43,000 5.250%,  4/21/2034
c
42,327
25,000 5.831%,  4/19/2035
c
25,627
85,000 2.484%,  9/16/2036
c
67,245
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 5.250%,  8/1/2026
f
47,254
75,000 4.625%,  8/1/2029
f
54,436
Nasdaq, Inc.
31,000 5.350%,  6/28/2028 31,281
Nationstar Mortgage Holdings,
Inc.
57,000 5.125%,  12/15/2030
a
52,268
Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
NatWest Group plc
$ 42,000 4.892%,  5/18/2029
c
$ 41,056
63,000 3.754%,  11/1/2029
c
62,366
83,000 6.475%,  6/1/2034
c
84,311
Navient Corporation
23,000 5.000%,  3/15/2027 21,954
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
25,000 4.500%,  9/30/2028
a
21,995
New York Life Global Funding
44,000 4.550%,  1/28/2033
a
41,839
27,000 5.000%,  1/9/2034
a
26,542
Nippon Life Insurance Company
130,000 5.950%,  4/16/2054
a,c
128,178
123,000 5.100%,  10/16/2044
a,c
122,518
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 36,033
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 54,734
63,000 5.783%,  7/3/2034
i
62,764
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 41,607
42,000 3.375%,  2/1/2031 35,871
OneMain Finance Corporation
146,000 3.500%,  1/15/2027 136,794
149,000 3.875%,  9/15/2028 133,597
Panther Escrow Issuer, LLC
109,000 7.125%,  6/1/2031
a
110,246
Park Intermediate Holdings, LLC
103,000 4.875%,  5/15/2029
a
96,585
Pebblebrook Hotel Trust,
Convertible
75,000 1.750%,  12/15/2026 66,188
PNC Bank NA
42,000 2.700%,  10/22/2029 36,634
PNC Financial Services Group,
Inc.
50,000 3.400%,  9/15/2026
c,h
44,859
40,000 6.200%,  9/15/2027
c,h
39,844
31,000 5.582%,  6/12/2029
c
31,339
51,000 6.250%,  3/15/2030
c,h
49,698
65,000 5.492%,  5/14/2030
c
65,362
30,000 6.875%,  10/20/2034
c
32,696
PRA Group, Inc.
19,000 7.375%,  9/1/2025
a
19,022
59,000 8.375%,  2/1/2028
a
58,807
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
46,031
Prologis, LP
41,000 5.250%,  3/15/2054 38,738
Provident Financing Trust I
22,000 7.405%,  3/15/2038 23,330
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
c
41,833
38,000 6.750%,  3/1/2053
c
38,915
116,000 6.500%,  3/15/2054
c
117,100
22,000 3.700%,  10/1/2050
c
19,137
Public Storage Operating
Company
31,000 5.100%,  8/1/2033 30,744

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
QBE Insurance Group, Ltd.
$ 19,000 5.875%,  5/12/2025
a,c,h
$ 18,805
Realty Income Corporation
41,000 4.875%,  6/1/2026 40,629
68,000 3.200%,  1/15/2027 64,338
63,000 3.950%,  8/15/2027 60,746
Redwood Trust, Inc., Convertible
5,000 7.750%,  6/15/2027 4,834
Regency Centers, LP
45,000 5.250%,  1/15/2034 43,827
Regions Financial Corporation
45,000 2.250%,  5/18/2025 43,641
44,000 5.750%,  6/15/2025
c,h
43,228
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 35,732
50,000 5.750%,  9/15/2034 49,819
Rexford Industrial Realty, LP,
Convertible
14,000 4.375%,  3/15/2027
a
13,727
15,000 4.125%,  3/15/2029
a
14,580
RGA Global Funding
26,000 5.500%,  1/11/2031
a
25,962
RHP Hotel Properties, LP/RHP
Finance Corporation
19,000 4.750%,  10/15/2027 18,293
79,000 7.250%,  7/15/2028
a
81,692
RLJ Lodging Trust, LP
34,000 4.000%,  9/15/2029
a
30,030
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
a
86,177
88,000 3.875%,  3/1/2031
a
76,691
53,000 4.000%,  10/15/2033
a
44,663
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 82,181
47,000 2.490%,  1/6/2028
c
43,313
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
c
74,879
Service Properties Trust
74,000 8.375%,  6/15/2029 72,742
64,000 8.625%,  11/15/2031
a
66,708
Simon Property Group, LP
82,000 2.650%,  7/15/2030 71,428
35,000 6.250%,  1/15/2034 36,916
SLM Corporation
50,000 4.200%,  10/29/2025 48,635
Societe Generale SA
48,000 2.625%,  10/16/2024
a
47,552
49,000 1.488%,  12/14/2026
a,c
45,808
Standard Chartered plc
25,000 6.000%,  7/26/2025
a,c,h
24,659
66,000 2.608%,  1/12/2028
a,c
61,132
35,000 5.688%,  5/14/2028
a,c
35,005
Starwood Property Trust, Inc.,
Convertible
34,000 6.750%,  7/15/2027 34,680
State Street Corporation
31,000 5.272%,  8/3/2026 31,059
26,000 6.700%,  3/15/2029
c,h
26,155
42,000 4.421%,  5/13/2033
c
39,703
Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
Sumitomo Life Insurance Company
$ 85,000 3.375%,  4/15/2081
a,c
$ 73,130
Sumitomo Mitsui Financial Group,
Inc.
66,000 2.174%,  1/14/2027 61,193
63,000 2.142%,  9/23/2030 52,531
59,000 5.766%,  1/13/2033 60,584
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
a
38,920
Summit Hotel Properties, Inc.,
Convertible
29,000 1.500%,  2/15/2026 26,100
Synchrony Financial
42,000 4.250%,  8/15/2024 41,899
40,000 7.250%,  2/2/2033 39,772
Synovus Bank
43,000 5.625%,  2/15/2028 41,547
Toronto-Dominion Bank
35,000 8.125%,  10/31/2082
c
36,273
46,000 5.156%,  1/10/2028 45,945
53,000 5.523%,  7/17/2028 53,658
42,000 4.456%,  6/8/2032 39,580
Truist Bank
42,000 2.250%,  3/11/2030 35,031
Truist Financial Corporation
74,000 6.047%,  6/8/2027
c
74,518
42,000 1.887%,  6/7/2029
c
36,768
90,000 5.100%,  3/1/2030
c,h
84,046
25,000 5.711%,  1/24/2035
c
24,891
U.S. Bancorp
62,000 5.727%,  10/21/2026
c
62,106
59,000 4.548%,  7/22/2028
c
57,675
15,000 5.836%,  6/12/2034
c
15,209
46,000 5.678%,  1/23/2035
c
46,176
UBS Group AG
39,000 2.593%,  9/11/2025
a,c
38,741
75,000 2.193%,  6/5/2026
a,c
72,478
55,000 4.875%,  2/12/2027
a,c,h
50,370
83,000 3.869%,  1/12/2029
a,c
78,344
UDR, Inc.
94,000 3.000%,  8/15/2031 81,247
United Wholesale Mortgage, LLC
103,000 5.500%,  4/15/2029
a
97,856
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 102,973
85,000 4.200%,  5/15/2032 79,994
USB Realty Corporation
44,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,h
33,771
Ventas Realty, LP, Convertible
38,000 3.750%,  6/1/2026 39,881
Vornado Realty, LP
28,000 3.400%,  6/1/2031 21,968
Wells Fargo & Company
80,000 2.406%,  10/30/2025
c
79,091
65,000 3.900%,  3/15/2026
c,h
62,200
6,000 2.188%,  4/30/2026
c
5,826
46,000 3.526%,  3/24/2028
c
43,877
99,000 3.584%,  5/22/2028
c
94,290
59,000 4.808%,  7/25/2028
c
58,185
49,000 7.625%,  9/15/2028
c,f,h
52,180

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Financials (13.8%) - continued
$ 230,000 4.478%,  4/4/2031
c
$ 220,201
30,000 5.389%,  4/24/2034
c
29,657
28,000 6.491%,  10/23/2034
c
29,850
136,000 5.499%,  1/23/2035
c
135,523
Welltower OP, LLC, Convertible
46,000 2.750%,  5/15/2028
a
54,533
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
c
58,211
Willis North America, Inc.
33,000 5.900%,  3/5/2054 31,978
84,000 4.500%,  9/15/2028 81,600
XHR, LP
56,000 4.875%,  6/1/2029
a
52,483
Total 21,951,953
Foreign Government (<0.1%)
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
a
63,505
Total 63,505
Mortgage-Backed Securities (11.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
867,625 2.500%,  5/1/2051 714,967
637,436 3.500%,  5/1/2052 568,102
388,390 4.000%,  5/1/2052 358,959
285,407 5.000%,  7/1/2053 277,483
70,494 5.000%,  8/1/2053 68,844
242,236 5.500%,  9/1/2053 240,839
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
395,683 2.500%,  7/1/2030 372,057
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 4.500%,  7/1/2039
i
978,125
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
255,451 3.500%,  5/1/2040 236,770
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,153,041 3.000%,  1/1/2052 989,021
115,547 2.000%,  2/1/2051 91,549
82,346 2.000%,  2/1/2051 65,244
483,719 2.500%,  2/1/2051 396,347
1,009,904 2.000%,  3/1/2051 793,282
1,197,545 4.000%,  3/1/2051 1,113,790
1,147,610 3.000%,  3/1/2052 979,493
735,759 2.000%,  4/1/2051 579,762
711,050 3.000%,  4/1/2051 608,309
752,687 3.000%,  5/1/2050 649,439
122,845 2.000%,  5/1/2051 96,858
373,405 3.000%,  5/1/2051 323,741
359,563 4.000%,  6/1/2052 329,574
689,558 2.500%,  7/1/2051 571,735
974,855 4.000%,  7/1/2052 893,605
201,753 3.500%,  8/1/2050 181,303
675,785 3.500%,  8/1/2052 598,560
Principal
Amount Long-Term Fixed Income (85.3%) Value
Mortgage-Backed Securities (11.8%) -
continued
$ 133,084 4.500%,  8/1/2052 $ 125,971
94,983 5.000%,  8/1/2053 92,563
211,454 3.500%,  9/1/2052 188,791
469,440 3.500%,  9/1/2052 419,128
67,108 5.000%,  9/1/2052 64,998
409,836 4.500%,  9/1/2053 387,177
349,659 4.000%,  10/1/2052 321,777
119,391 2.000%,  11/1/2051 94,259
262,777 3.500%,  11/1/2052 234,694
561,052 2.000%,  12/1/2050 443,349
1,191,226 4.500%,  12/1/2052 1,132,388
750,000 5.000%,  7/1/2041
i
724,805
650,000 5.500%,  7/1/2042
i
641,037
100,000 4.500%,  7/1/2048
i
94,270
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
412,325 2.500%,  3/1/2062 324,093
339,343 3.500%,  7/1/2061 295,332
166,462 4.000%,  12/1/2061 150,469
Total 18,812,859
Technology (3.6%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 38,971
Akamai Technologies, Inc.,
Convertible
36,000 0.125%,  5/1/2025 37,726
21,000 0.375%,  9/1/2027 20,317
38,000 1.125%,  2/15/2029
a
35,927
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,556
Apple, Inc.
90,000 1.650%,  2/8/2031 74,423
173,000 3.750%,  9/12/2047 138,042
Applied Materials, Inc.
54,000 4.800%,  6/15/2029 53,921
Block, Inc.
127,000 6.500%,  5/15/2032
a
128,701
Block, Inc., Convertible
16,000 0.125%,  3/1/2025 15,417
68,000 0.250%,  11/1/2027 56,236
Boost Newco Borrower, LLC
96,000 7.500%,  1/15/2031
a
100,095
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 60,956
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
43,826
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 67,154
Clarivate Science Holdings
Corporation
42,000 3.875%,  7/1/2028
a
39,009
Cloud Software Group, Inc.
208,000 6.500%,  3/31/2029
a
199,745
Consensus Cloud Solutions, Inc.
19,000 6.000%,  10/15/2026
a
18,532
CoreLogic, Inc.
23,000 4.500%,  5/1/2028
a
20,870

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Technology (3.6%) - continued
CSG Systems International, Inc.,
Convertible
$ 35,000 3.875%,  9/15/2028
a
$ 32,427
Dayforce, Inc., Convertible
4,000 0.250%,  3/15/2026 3,644
Dell International, LLC/EMC
Corporation
32,000 5.300%,  10/1/2029 32,181
Dell, Inc.
45,000 6.500%,  4/15/2038
f
47,371
Dye & Durham, Ltd.
59,000 8.625%,  4/15/2029
a
59,851
Euronet Worldwide, Inc.,
Convertible
28,000 0.750%,  3/15/2049
f
27,132
Fiserv, Inc.
68,000 2.750%,  7/1/2024 68,000
67,000 5.350%,  3/15/2031 66,962
22,000 5.600%,  3/2/2033 22,181
67,000 5.450%,  3/15/2034 66,580
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
a
3,038
47,000 7.125%,  9/30/2030
a,f
48,163
Global Payments, Inc.
42,000 5.950%,  8/15/2052 40,459
17,000 2.650%,  2/15/2025 16,669
65,000 4.950%,  8/15/2027 64,354
42,000 3.200%,  8/15/2029 37,733
Global Payments, Inc., Convertible
70,000 1.500%,  3/1/2031
a
64,085
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 30,861
II-VI, Inc.
43,000 5.000%,  12/15/2029
a
40,694
Intel Corporation
64,000 5.600%,  2/21/2054 62,013
88,000 5.125%,  2/10/2030 88,368
InterDigital, Inc., Convertible
51,000 3.500%,  6/1/2027 78,848
ION Trading Technologies SARL
73,000 9.500%,  5/30/2029
a
74,354
Iron Mountain, Inc.
38,000 4.875%,  9/15/2027
a
36,848
120,000 5.000%,  7/15/2028
a
114,957
119,000 4.875%,  9/15/2029
a
112,138
170,000 4.500%,  2/15/2031
a
153,455
Jabil, Inc.
43,000 5.450%,  2/1/2029 42,996
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 36,227
Mastercard, Inc.
46,000 2.000%,  11/18/2031 37,809
12,000 4.875%,  5/9/2034 11,865
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 19,840
Microchip Technology, Inc.,
Convertible
18,000 0.750%,  6/1/2030
a
18,152
93,000 0.125%,  11/15/2024 98,126
Principal
Amount Long-Term Fixed Income (85.3%) Value
Technology (3.6%) - continued
Micron Technology, Inc.
$ 27,000 5.300%,  1/15/2031 $ 26,939
MKS Instruments, Inc., Convertible
100,000 1.250%,  6/1/2030
a
106,469
Moody's Corporation
43,000 4.250%,  8/8/2032 40,383
NCR Atleos Corporation
31,000 9.500%,  4/1/2029
a
33,503
NCR Voyix Corporation
145,000 5.125%,  4/15/2029
a
136,555
Neptune Bidco US, Inc.
79,000 9.290%,  4/15/2029
a
75,822
Newfold Digital Holdings Group,
Inc.
23,000 11.750%,  10/15/2028
a
23,806
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 20,502
42,000 4.300%,  6/18/2029 40,303
ON Semiconductor Corporation,
Convertible
50,000 Zero Coupon,  5/1/2027 69,825
26,000 0.500%,  3/1/2029 24,908
Open Text Corporation
81,000 3.875%,  12/1/2029
a
72,541
115,000 4.125%,  2/15/2030
a
103,708
Oracle Corporation
121,000 6.900%,  11/9/2052 135,436
142,000 2.950%,  4/1/2030 126,287
63,000 6.250%,  11/9/2032 66,680
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 69,729
Pitney Bowes, Inc.
19,000 6.875%,  3/15/2027
a,f
17,947
Progress Software Corporation,
Convertible
22,000 1.000%,  4/15/2026 23,047
7,000 3.500%,  3/1/2030
a
7,134
PTC, Inc.
65,000 3.625%,  2/15/2025
a
64,198
85,000 4.000%,  2/15/2028
a
80,004
RingCentral, Inc.
86,000 8.500%,  8/15/2030
a
89,760
Rocket Software, Inc.
47,000 9.000%,  11/28/2028
a
47,764
S&P Global, Inc.
46,000 2.900%,  3/1/2032 39,750
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 95,191
Seagate HDD Cayman
54,000 8.500%,  7/15/2031 58,159
93,155 9.625%,  12/1/2032 106,256
Semtech Corporation, Convertible
8,000 1.625%,  11/1/2027 8,412
9,000 4.000%,  11/1/2028
a
14,923
Sensata Technologies, Inc.
21,000 3.750%,  2/15/2031
a
18,304
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
40,000 4.625%,  11/1/2026
a
38,730

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Technology (3.6%) - continued
SS&C Technologies, Inc.
$ 111,000 5.500%,  9/30/2027
a
$ 109,302
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 28,711
UKG, Inc.
80,000 6.875%,  2/1/2031
a
81,002
Verint Systems, Inc., Convertible
45,000 0.250%,  4/15/2026 41,490
Verisk Analytics, Inc.
95,000 5.250%,  6/5/2034 93,540
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
a
89,523
Viavi Solutions, Inc., Convertible
12,000 1.625%,  3/15/2026 11,385
Vishay Intertechnology, Inc.,
Convertible
81,000 2.250%,  9/15/2030
a
76,505
VMware, LLC
82,000 1.400%,  8/15/2026 75,504
61,000 2.200%,  8/15/2031 49,565
Western Digital Corporation,
Convertible
77,000 3.000%,  11/15/2028
a
122,584
Xerox Holdings Corporation
10,000 5.000%,  8/15/2025
a
9,810
111,000 5.500%,  8/15/2028
a
95,610
Xerox Holdings Corporation,
Convertible
37,000 3.750%,  3/15/2030
a
30,317
Xilinx, Inc.
24,000 2.375%,  6/1/2030 20,774
Ziff Davis, Inc., Convertible
46,000 1.750%,  11/1/2026 42,722
Total 5,786,124
Transportation (1.1%)
Air Canada
73,000 3.875%,  8/15/2026
a
69,437
Air Transport Services Group, Inc.,
Convertible
43,000 3.875%,  8/15/2029
a
36,376
American Airlines Group, Inc.
33,000 3.750%,  3/1/2025
a
32,475
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
215,334 5.500%,  4/20/2026
a
213,419
38,042 5.750%,  4/20/2029
a
37,010
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
52,000 5.375%,  3/1/2029
a
47,592
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 36,066
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 82,108
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028
f
87,694
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
47,537 4.500%,  10/20/2025
a
46,961
Principal
Amount Long-Term Fixed Income (85.3%) Value
Transportation (1.1%) - continued
ERAC USA Finance, LLC
$ 59,000 3.850%,  11/15/2024
a
$ 58,563
51,000 5.200%,  10/30/2034
a
50,506
Hawaiian Brand Intellectual
Property, Ltd.
41,000 5.750%,  1/20/2026
a
39,010
Mileage Plus Holdings, LLC
75,600 6.500%,  6/20/2027
a
75,751
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 61,308
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
a
38,619
31,000 5.750%,  5/24/2026
a
31,075
42,000 1.700%,  6/15/2026
a
38,950
Rand Parent, LLC
100,000 8.500%,  2/15/2030
a,f
101,241
RXO, Inc.
118,000 7.500%,  11/15/2027
a
120,950
Ryder System, Inc.
51,000 2.850%,  3/1/2027 48,051
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,784
Southwest Airlines Company,
Convertible
61,000 1.250%,  5/1/2025 61,061
Stena International SA
65,000 7.250%,  1/15/2031
a
66,442
United Airlines, Inc.
112,000 4.375%,  4/15/2026
a
108,193
36,000 4.625%,  4/15/2029
a
33,527
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
27,000 7.875%,  5/1/2027
a
23,834
78,000 6.375%,  2/1/2030
a,f
61,289
Total 1,749,292
U.S. Government & Agencies (3.0%)
U.S. Treasury Bonds
400,000 4.750%,  11/15/2053 413,500
1,225,000 3.375%,  8/15/2042 1,034,647
U.S. Treasury Notes
1,000,000 4.250%,  12/31/2025 990,430
300,000 4.125%,  7/31/2028 296,824
500,000 4.125%,  11/15/2032 491,582
1,497,000 3.375%,  5/15/2033 1,387,356
200,000 4.500%,  11/15/2033 201,844
Total 4,816,183
Utilities (3.7%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 40,474
AES Corporation
35,000 7.600%,  1/15/2055
c
35,433
81,000 3.950%,  7/15/2030
a
74,061
Algonquin Power & Utilities
Corporation
30,000 4.750%,  1/18/2082
c
27,444
Alliant Energy Corporation,
Convertible
27,000 3.875%,  3/15/2026 26,581

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Utilities (3.7%) - continued
Ameren Corporation
$ 52,000 1.750%,  3/15/2028 $ 45,888
American Electric Power
Company, Inc.
48,000 6.950%,  12/15/2054
c
47,750
37,000 5.200%,  1/15/2029 36,800
42,000 2.300%,  3/1/2030 35,817
22,000 5.625%,  3/1/2033 21,919
American Water Capital
Corporation
49,000 5.450%,  3/1/2054 47,245
American Water Capital
Corporation, Convertible
43,000 3.625%,  6/15/2026
a
42,183
Arizona Public Service Company
37,000 5.550%,  8/1/2033 36,682
Atmos Energy Corporation
30,000 5.900%,  11/15/2033 31,327
Calpine Corporation
101,000 4.500%,  2/15/2028
a
95,959
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,798
62,000 1.450%,  6/1/2026 57,603
63,000 2.650%,  6/1/2031 53,014
CenterPoint Energy, Inc.,
Convertible
44,000 4.250%,  8/15/2026
a
44,226
CMS Energy Corporation,
Convertible
33,000 3.375%,  5/1/2028 32,290
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 108,741
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 49,425
43,000 5.800%,  3/1/2033 43,874
Dominion Energy, Inc.
53,000 6.875%,  2/1/2055
c
54,105
53,000 7.000%,  6/1/2054
c
55,145
34,000 3.071%,  8/15/2024 33,866
45,000 4.350%,  1/15/2027
c,h
42,224
52,000 3.375%,  4/1/2030 46,971
DTE Energy Company
64,000 4.220%,  11/1/2024 63,628
39,000 4.875%,  6/1/2028 38,387
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 84,429
Duke Energy Corporation
50,000 3.250%,  1/15/2082
c
44,785
61,000 5.800%,  6/15/2054 59,256
24,000 4.875%,  9/16/2024
c,h
23,792
107,000 2.450%,  6/1/2030 91,874
43,000 4.500%,  8/15/2032 40,207
35,000 5.750%,  9/15/2033 35,542
Duke Energy Corporation,
Convertible
74,000 4.125%,  4/15/2026 73,783
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 31,785
Edison International
26,000 7.875%,  6/15/2054
c
26,790
Principal
Amount Long-Term Fixed Income (85.3%) Value
Utilities (3.7%) - continued
$ 58,000 4.950%,  4/15/2025 $ 57,577
145,000 5.000%,  12/15/2026
c,h
137,924
73,000 5.450%,  6/15/2029 72,958
Enel Finance International NV
81,000 1.375%,  7/12/2026
a
75,007
Entergy Corporation
41,000 0.900%,  9/15/2025 38,793
42,000 1.900%,  6/15/2028 37,019
Evergy, Inc.
35,000 2.450%,  9/15/2024 34,753
Evergy, Inc., Convertible
53,000 4.500%,  12/15/2027
a
53,424
Eversource Energy
73,000 4.600%,  7/1/2027 71,486
Exelon Corporation
137,000 5.600%,  3/15/2053 131,622
42,000 4.050%,  4/15/2030 39,413
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
94,138
FirstEnergy Corporation,
Convertible
65,000 4.000%,  5/1/2026 64,285
Georgia Power Company
27,000 4.950%,  5/17/2033 26,325
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
41,606
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
71,069
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 126,581
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 21,868
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
c
59,918
64,000 6.750%,  6/15/2054
c
64,367
42,000 6.051%,  3/1/2025 42,080
55,000 5.749%,  9/1/2025 55,119
42,000 2.250%,  6/1/2030 35,808
NextEra Energy Capital Holdings,
Inc., Convertible
23,000 3.000%,  3/1/2027
a
26,266
NextEra Energy Operating
Partners, LP
147,000 3.875%,  10/15/2026
a
139,787
NextEra Energy Partners, LP,
Convertible
98,000 Zero Coupon,  11/15/2025
a,f
88,494
13,000 2.500%,  6/15/2026
a,f
11,863
NiSource, Inc.
34,000 6.950%,  11/30/2054
c
34,156
42,000 2.950%,  9/1/2029 37,749
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 29,868
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
50,152
39,000 10.250%,  3/15/2028
a,c,h
42,655
38,000 3.375%,  2/15/2029
a
33,803
60,000 5.250%,  6/15/2029
a
57,584

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.3%) Value
Utilities (3.7%) - continued
NRG Energy, Inc., Convertible
$ 29,000 2.750%,  6/1/2048 $ 55,608
Oncor Electric Delivery Company,
LLC
62,000 5.550%,  6/15/2054
a
60,799
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 34,252
67,000 5.550%,  5/15/2029 67,151
69,000 6.950%,  3/15/2034 74,294
PG&E Corporation
130,000 5.000%,  7/1/2028 125,079
PG&E Corporation, Convertible
106,000 4.250%,  12/1/2027
a
106,901
Pinnacle West Capital Corporation,
Convertible
14,000 4.750%,  6/15/2027
a
14,091
PNM Resources, Inc., Convertible
16,000 5.750%,  6/1/2054
a
15,624
PPL Capital Funding, Inc.,
Convertible
42,000 2.875%,  3/15/2028 40,173
Public Service Enterprise Group,
Inc.
30,000 5.875%,  10/15/2028 30,684
42,000 1.600%,  8/15/2030 34,059
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 32,247
Sempra
44,000 4.875%,  10/15/2025
c,h
43,156
Southern California Edison
Company
70,000 5.450%,  6/1/2031 70,500
21,000 5.950%,  11/1/2032 21,701
Southern Company
42,000 4.475%,  8/1/2024 41,940
40,000 5.700%,  10/15/2032 40,798
41,000 4.000%,  1/15/2051
c
39,751
92,000 3.750%,  9/15/2051
c
86,388
Southern Company, Convertible
86,000 3.875%,  12/15/2025 87,845
12,000 4.500%,  6/15/2027
a
12,162
TerraForm Power Operating, LLC
146,000 5.000%,  1/31/2028
a
139,455
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 49,062
Vistra Corporation
91,000 7.000%,  12/15/2026
a,c,h
90,209
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
a
85,482
248,000 5.000%,  7/31/2027
a
239,901
WEC Energy Group, Inc.,
Convertible
27,000 4.375%,  6/1/2027
a
26,771
18,000 4.375%,  6/1/2029
a
17,838
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 48,604
Principal
Amount Long-Term Fixed Income (85.3%) Value
Utilities (3.7%) - continued
$ 65,000 4.600%,  6/1/2032 $ 60,779
Total 5,813,924
Total Long-Term Fixed Income
(cost $140,847,964) 136,024,492
Shares
Registered Investment
Companies ( 10.1% ) Value
U.S. Affiliated  (9.0%)
1,807,810 Thrivent Core Emerging Markets
Debt Fund 14,444,401
Total 14,444,401
U.S. Unaffiliated  (1.1%)
20,250 Aberdeen Asia-Pacific Income
Fund, Inc. 54,270
6,568 AllianceBernstein Global High
Income Fund, Inc. 68,833
10,009 Allspring Income Opportunities
Fund 66,260
1,492 BlackRock Core Bond Trust 15,890
6,646 BlackRock Corporate High Yield
Fund, Inc. 64,400
8,225 BlackRock Credit Allocation
Income Trust 88,090
687 BlackRock Debt Strategies Fund,
Inc. 7,447
1,285 BlackRock Enhanced Equity
Dividend Trust 10,498
8,259 BlackRock Enhanced Global
Dividend Trust 87,628
3,420 BlackRock Enhanced International
Dividend Trust 19,084
300 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,882
1,599 BlackRock Income Trust, Inc. 19,076
2,571 BlackRock Multi-Sector Income
Trust 37,485
6,567 Blackstone Strategic Credit 2027
Term Fund 78,082
7,096 Eaton Vance Limited Duration
Income Fund 69,115
1,802 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 15,227
5,616 First Trust High Income Long/Short
Fund 69,301
1,408 Invesco Dynamic Credit
Opportunities Fund
e
14,704
2,000 iShares Preferred and Income
Securities ETF 63,100
13,425 Nuveen Credit Strategies Income
Fund 74,509
4,125 Nuveen Preferred Income
Opportunities Fund 30,814
7,350 PGIM Global High Yield Fund, Inc. 87,318
6,659 PGIM High Yield Bond Fund, Inc. 85,768
1,737 Pimco Dynamic Income Fund 32,673
487 Tri-Continental Corporation 15,082
3,900 Vanguard Short-Term Corporate
Bond ETF
f
301,372
2,350 Virtus Convertible & Income Fund 7,684
4,615 Virtus Dividend, Interest &
Premium Strategy Fund 56,672

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (10.1%) Value
U.S. Unaffiliated  (1.1%)- continued
520 Virtus Equity & Convertible Income
Fund
f
$ 12,085
11,664 Voya Global Equity Dividend &
Premium Opportunity Fund 59,953
18,103 Western Asset High Income
Opportunity Fund, Inc. 68,972
Total 1,685,274
Total Registered Investment
Companies (cost $18,428,686) 16,129,675
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
3,079,978 Thrivent Cash Management Trust 3,079,978
Total Collateral Held for
Securities Loaned
(cost $3,079,978) 3,079,978
Shares Preferred Stock ( 1.1% ) Value
Basic Materials (0.1%)
1,605 Albemarle Corporation,
Convertible, 7.250% 74,889
Total 74,889
Communications Services (0.1%)
6,050 AT&T, Inc., 4.750%
h
121,968
3,500 Telephone and Data Systems, Inc.,
6.000%
h
62,685
Total 184,653
Financials (0.8%)
1,750 AEGON Funding Company, LLC,
5.100% 36,347
3,700 Allstate Corporation, 5.100%
h
80,808
1,115 Apollo Global Management, Inc.,
Convertible, 6.750% 73,155
4,550 Bank of America Corporation,
4.250%
h
84,766
91 Bank of America Corporation,
Convertible, 7.250%
h
108,851
3,050 Capital One Financial Corporation,
5.000%
h
60,695
525 Citizens Financial Group, Inc.,
7.375%
f,h,k
13,886
1,275 Equitable Holdings, Inc., 5.250%
h
27,731
3,700 J.P. Morgan Chase & Company,
4.200%
h
70,633
3,250 J.P. Morgan Chase & Company,
4.750%
h
68,835
3,050 KeyCorp, 6.200%
c,h
67,222
2,450 Morgan Stanley, 4.250%
f,h
46,918
1,580 Morgan Stanley, 5.850%
c,h
39,247
2,200 Morgan Stanley, 7.125%
c,h
55,462
2,000 Public Storage, 3.950%
h
35,040
3,200 Public Storage, 4.125%
h
59,520
668 Public Storage, 4.625%
h
13,621
175 Public Storage, 4.700%
h
3,610
650 Regions Financial Corporation,
5.700%
c,h
14,918
425 Synovus Financial Corporation,
5.875%
c,h
10,659
2,400 U.S. Bancorp, 4.000%
h
41,832
3,500 Wells Fargo & Company, 4.250%
h
65,695
Shares Preferred Stock (1.1%) Value
Financials (0.8%) - continued
2,250 Wells Fargo & Company, 4.750%
h
$ 45,923
129 Wells Fargo & Company,
Convertible, 7.500%
h
153,377
Total 1,278,751
Utilities (0.1%)
4,025 CMS Energy Corporation, 4.200%
h
76,072
1,661 NextEra Energy, Inc., Convertible,
6.926%
f
68,915
3,525 Southern Company, 4.950% 77,797
Total 222,784
Total Preferred Stock
(cost $2,026,178) 1,761,077
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
7 Tripadvisor, Inc.
k
125
306 Windstream Services, LLC
k
3,855
Total 3,980
Consumer Discretionary (<0.1%)
3 Booking Holdings, Inc. 11,885
Total 11,885
Health Care (<0.1%)
222 Varex Imaging Corporation
k
3,270
Total 3,270
Information Technology (<0.1%)
18 RingCentral, Inc.
k
508
84 Semtech Corporation
k
2,510
Total 3,018
Materials (<0.1%)
116 Allegheny Technologies, Inc.
k
6,432
Total 6,432
Total Common Stock
(cost $22,661) 28,585
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.250%, 7/17/2024
l,m
99,723
Thrivent Core Short-Term Reserve
Fund
655,614 5.580% 6,556,135
U.S. Treasury Bills
100,000 5.243%, 8/15/2024
l,n
99,345
Total Short-Term Investments
(cost $6,753,464) 6,755,203
Total Investments (cost
$171,158,931) 102.6% $163,779,010
Other Assets and Liabilities, Net
(2.6%) (4,192,333)
Total Net Assets 100.0% $159,586,677

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $66,644,733 or 41.8% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of June 28, 2024
was $857,816 or 0.54% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Business Jet Securities, LLC,
5/15/2039 4/9/2024 $ 340,306
Business Jet Securities, LLC,
6/15/2037 5/5/2022 303,407
Credit Suisse Group AG  5/17/2021 26,605
Credit Suisse Group AG  8/24/2015 58,420
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 225,657
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,826,036
Common Stock 141,611
Total lending $2,967,647
Gross amount payable upon return of
collateral for securities loaned $3,079,978
Net amounts due to counterparty $112,331
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,400,956
Gross unrealized depreciation (9,844,699)
Net unrealized appreciation (depreciation) $ (8,443,743)
Cost for federal income tax purposes $ 172,256,276

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,278,945 – 19,028,195 250,750
Basic Materials 2,789,756 – 2,789,756 –
Capital Goods 5,620,494 – 5,620,494 –
Collateralized Mortgage Obligations 15,245,158 – 14,895,158 350,000
Commercial Mortgage-Backed Securities 702,797 – 702,797 –
Communications Services 6,595,605 – 6,595,605 –
Consumer Cyclical 10,029,659 – 10,029,659 –
Consumer Non-Cyclical 8,597,814 – 8,597,814 –
Energy 8,170,424 – 8,170,424 –
Financials 21,951,953 – 21,951,953 –
Foreign Government 63,505 – 63,505 –
Mortgage-Backed Securities 18,812,859 – 18,812,859 –
Technology 5,786,124 – 5,786,124 –
Transportation 1,749,292 – 1,749,292 –
U.S. Government & Agencies 4,816,183 – 4,816,183 –
Utilities 5,813,924 – 5,813,924 –
Preferred Stock
Basic Materials 74,889 74,889 – –
Communications Services 184,653 184,653 – –
Financials 1,278,751 1,278,751 – –
Utilities 222,784 222,784 – –
Registered Investment Companies
U.S. Unaffiliated 1,685,274 1,670,570 – 14,704
Common Stock
Communications Services 3,980 125 3,855 –
Consumer Discretionary 11,885 11,885 – –
Health Care 3,270 3,270 – –
Information Technology 3,018 3,018 – –
Materials 6,432 6,432 – –
Short-Term Investments 199,068 – 199,068 –
Subtotal Investments in Securities $139,698,496 $3,456,377 $135,626,665 $615,454
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 14,444,401
Affiliated Short-Term Investments 6,556,135
Collateral Held for Securities Loaned 3,079,978
Subtotal Other Investments $24,080,514
Total Investments at Value $163,779,010
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 28,872 28,872 – –
Credit Default Swaps 4,651 – 4,651 –
Total Asset Derivatives $33,523 $28,872 $4,651 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$99,723 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 55 September 2024 $ 11,203,160 $ 28,872
Total Futures Long Contracts $ 11,203,160 $ 28,872
Total Futures Contracts $ 11,203,160 $28,872
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of June 28, 2024. Investments totaling $99,345 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 1,265,000 $ – $ 4,651 $ 4,651
Total Credit Default Swaps $– $4,651 $4,651
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Opportunity Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 28,872
Total Interest Rate Contracts 28,872
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 4,651
Total Credit Contracts 4,651
Total Asset Derivatives $33,523
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (62,032)
Total Interest Rate Contracts
(62,032)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (106,561)
Total Credit Contracts
(106,561)
Total ($168,593)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (39,018)
Total Interest Rate Contracts (39,018)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 67,605
Total Credit Contracts 67,605
Total $28,587
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $7,919,505
Credit Contracts
Credit Default Swaps - Buy Protection (79,407)

Opportunity Income Plus Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,046 $431 $2,025 $14,444 1,808 9.0%
Total U.S. Affiliated Registered Investment
Companies 16,046 14,444 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 7,293 41,386 42,123 6,556 656 4.1
Total Affiliated Short-Term Investments 7,293 6,556 4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,208 19,144 20,272 3,080 3,080 1.9
Total Collateral Held for Securities Loaned 4,208 3,080 1.9
Total Value $27,547 $24,080
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($413) $405 $ – $432
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 232
Total Income/Non Cash Income from Affiliated
Investments $664
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total Value ($413) $405 $ –

Real Estate Securities Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Data Center REITs (9.1%)
27,016 Digital Realty Trust, Inc. $ 4,107,783
12,222 Equinix, Inc. 9,247,165
Total 13,354,948
Diversified REITs (2.3%)
46,406 Empire State Realty Trust, Inc. 435,288
68,001 Essential Properties Realty Trust,
Inc. 1,884,308
17,988 WP Carey, Inc. 990,239
Total 3,309,835
Health Care REITs (11.3%)
28,061 Alexandria Real Estate Equities,
Inc. 3,282,295
76,387 CareTrust REIT, Inc. 1,917,314
108,099 Global Medical REIT, Inc. 981,539
56,937 Healthpeak Properties, Inc. 1,115,965
72,324 Medical Properties Trust, Inc. 311,716
68,552 Ventas, Inc. 3,513,976
52,050 Welltower, Inc. 5,426,213
Total 16,549,018
Hotel & Resort REITs (2.4%)
158,097 DiamondRock Hospitality
Company 1,335,920
18,099 Host Hotels & Resorts, Inc. 325,420
43,620 Pebblebrook Hotel Trust 599,775
94,689 RLJ Lodging Trust 911,855
28,007 Xenia Hotels & Resorts, Inc. 401,340
Total 3,574,310
Industrial REITs (13.7%)
12,746 EastGroup Properties, Inc. 2,168,095
39,352 First Industrial Realty Trust, Inc. 1,869,613
183,535 Industrial Logistics Properties Trust 675,409
13,599 Innovative Industrial Properties,
Inc. 1,485,283
31,758 Plymouth Industrial REIT, Inc. 678,986
99,356 Prologis, Inc. 11,158,672
3,482 Rexford Industrial Realty, Inc. 155,262
53,731 STAG Industrial, Inc. 1,937,540
Total 20,128,860
Multi-Family Residential REITs (11.4%)
23,286 AvalonBay Communities, Inc. 4,817,641
1,085 Camden Property Trust 118,384
48,095 Equity Residential 3,334,907
12,244 Essex Property Trust, Inc. 3,332,817
85,358 Independence Realty Trust, Inc. 1,599,609
5,039 Mid-America Apartment
Communities, Inc. 718,612
66,220 UDR, Inc. 2,724,953
Total 16,646,923
Office REITs (1.2%)
2,793 BXP, Inc. 171,937
8,067 COPT Defense Properties 201,917
60,726 Cousins Properties, Inc. 1,405,807
Total 1,779,661
Other Specialized REITs (7.4%)
33,706 EPR Properties 1,414,978
Shares Common Stock (98.7%) Value
Other Specialized REITs (7.4%) - continued
16,770 Four Corners Property Trust, Inc. $ 413,716
2,462 Gaming and Leisure Properties,
Inc. 111,307
46,532 Iron Mountain, Inc. 4,170,198
654 Lamar Advertising Company 78,172
162,164 VICI Properties, Inc. 4,644,377
Total 10,832,748
Retail REITs (15.9%)
3,635 Acadia Realty Trust 65,139
25,940 Agree Realty Corporation 1,606,724
82,748 Brixmor Property Group, Inc. 1,910,651
33,627 Getty Realty Corporation 896,496
125,502 Kimco Realty Corporation 2,442,269
39,340 Kite Realty Group Trust 880,429
10,740 NNN REIT, Inc. 457,524
53,205 Phillips Edison and Company, Inc. 1,740,335
74,661 Realty Income Corporation 3,943,594
40,752 Regency Centers Corporation 2,534,774
45,814 Retail Opportunity Investments
Corporation 569,468
31,332 Simon Property Group, Inc. 4,756,198
58,006 Tanger, Inc. 1,572,543
Total 23,376,144
Self-Storage REITs (5.0%)
8,634 CubeSmart 389,998
18,216 Extra Space Storage, Inc. 2,830,949
14,227 Public Storage 4,092,396
Total 7,313,343
Single-Family Residential REITs (4.6%)
6,055 American Homes 4 Rent 225,004
101,824 Invitation Homes, Inc. 3,654,463
24,003 Sun Communities, Inc. 2,888,521
Total 6,767,988
Telecom Tower REITs (13.0%)
60,484 American Tower Corporation 11,756,880
38,829 Crown Castle, Inc. 3,793,593
17,862 SBA Communications Corporation 3,506,311
Total 19,056,784
Timber REITs (1.4%)
24,154 Rayonier, Inc. REIT 702,640
47,199 Weyerhaeuser Company 1,339,980
Total 2,042,620
Total Common Stock
(cost $108,527,863) 144,733,182
Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.240%, 7/10/2024
a,b
99,825

Real Estate Securities Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (0.9%) Value
Thrivent Core Short-Term Reserve
Fund
121,614 5.580% $ 1,216,137
Total Short-Term Investments
(cost $1,315,977) 1,315,962
Total Investments (cost
$109,843,840) 99.6% $146,049,144
Other Assets and Liabilities, Net
0.4% 537,436
Total Net Assets 100.0% $146,586,580
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,146,062
Gross unrealized depreciation (2,025,717)
Net unrealized appreciation (depreciation) $ 35,120,345
Cost for federal income tax purposes $ 110,931,906
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 13,354,948 13,354,948 – –
Diversified REITs 3,309,835 3,309,835 – –
Health Care REITs 16,549,018 16,549,018 – –
Hotel & Resort REITs 3,574,310 3,574,310 – –
Industrial REITs 20,128,860 20,128,860 – –
Multi-Family Residential REITs 16,646,923 16,646,923 – –
Office REITs 1,779,661 1,779,661 – –
Other Specialized REITs 10,832,748 10,832,748 – –
Retail REITs 23,376,144 23,376,144 – –
Self-Storage REITs 7,313,343 7,313,343 – –
Single-Family Residential REITs 6,767,988 6,767,988 – –
Telecom Tower REITs 19,056,784 19,056,784 – –
Timber REITs 2,042,620 2,042,620 – –
Short-Term Investments 99,825 – 99,825 –
Subtotal Investments in Securities $144,833,007 $144,733,182 $99,825 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,216,137
Subtotal Other Investments $1,216,137
Total Investments at Value $146,049,144
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,107 3,107 – –
Total Asset Derivatives $3,107 $3,107 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $99,825 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 39 September 2024 $ 1,073,586 $ 3,107
Total Futures Long Contracts $ 1,073,586 $ 3,107
Total Futures Contracts $ 1,073,586 $3,107
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,107
Total Equity Contracts 3,107
Total Asset Derivatives $3,107
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for Real
Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 166,090
Total Equity Contracts
166,090
Total $166,090
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (39,703)
Total Equity Contracts (39,703)
Total ($39,703)
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,119,642

Real Estate Securities Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $905 $7,578 $7,267 $1,216 122 0.8%
Total Affiliated Short-Term Investments 905 1,216 0.8
Total Value $905 $1,216
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $29
Total Income/Non Cash Income from Affiliated
Investments $29
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.2% ) Value
Communications Services (2.9%)
85,321 Cargurus, Inc.
a
$ 2,235,410
82,320 QuinStreet, Inc.
a
1,365,689
Total 3,601,099
Consumer Discretionary (11.6%)
16,059 Boot Barn Holdings, Inc.
a
2,070,487
10,649 Columbia Sportswear Company 842,123
8,365 Grand Canyon Education, Inc.
a
1,170,347
6,826 Meritage Homes Corporation 1,104,788
20,387 Modine Manufacturing Company
a
2,042,574
11,332 Patrick Industries, Inc. 1,230,089
14,782 SharkNinja, Inc. 1,110,867
23,243 Skyline Champion Corporation
a
1,574,713
69,693 Stoneridge, Inc.
a
1,112,300
13,346 Texas Roadhouse, Inc. 2,291,642
89,975 ThredUp, Inc.
a
152,957
Total 14,702,887
Consumer Staples (6.4%)
21,927 Celsius Holdings, Inc.
a
1,251,812
14,690 e.l.f. Beauty, Inc.
a
3,095,477
14,783 J & J Snack Foods Corporation 2,400,316
6,963 Lancaster Colony Corporation 1,315,798
Total 8,063,403
Energy (2.5%)
4,367 Gulfport Energy Corporation
a
659,417
17,955 Matador Resources Company 1,070,118
56,063 TechnipFMC plc 1,466,047
Total 3,195,582
Financials (9.0%)
27,272 Glacier Bancorp, Inc. 1,017,791
18,987 Hamilton Lane, Inc. 2,346,414
18,591 Houlihan Lokey, Inc. 2,507,182
3,806 Kinsale Capital Group, Inc. 1,466,376
11,796 RLI Corporation 1,659,579
28,755 Triumph Financial, Inc.
a
2,350,721
Total 11,348,063
Health Care (16.2%)
1,653 Argenx SE ADR
a
710,856
3,627 Ascendis Pharma AS ADR
a
494,650
2,130 Chemed Corporation 1,155,695
15,108 Encompass Health Corporation 1,296,115
32,373 Enovis Corporation
a
1,463,260
36,643 Globus Medical, Inc.
a
2,509,679
14,401 Haemonetics Corporation
a
1,191,395
18,451 Halozyme Therapeutics, Inc.
a
966,094
18,064 HealthEquity, Inc.
a
1,557,117
10,693 Immunocore Holdings plc ADR
a
362,386
5,529 Inspire Medical Systems, Inc.
a
739,946
11,436 Natera, Inc.
a
1,238,404
67,338 Option Care Health, Inc.
a
1,865,263
97,824 Paragon 28, Inc.
a
669,116
11,405 Repligen Corporation
a
1,437,714
99,994 scPharmaceuticals, Inc.
a
434,974
35,296 Stevanato Group SPA 647,329
39,503 Vericel Corporation
a
1,812,398
Total 20,552,391
Shares Common Stock (96.2%) Value
Industrials (18.8%)
13,723 AAR Corporation
a
$ 997,662
55,470 Badger Infrastructure Solutions,
Ltd. 1,670,121
15,477 Beacon Roofing Supply, Inc.
a
1,400,669
13,502 BWX Technologies, Inc. 1,282,690
17,864 Casella Waste Systems, Inc.
a
1,772,466
25,629 CECO Environmental Corporation
a
739,397
74,033 ExlService Holdings, Inc.
a
2,321,675
31,663 Flowserve Corporation 1,522,990
28,391 Fluor Corporation
a
1,236,428
28,891 Helios Technologies, Inc. 1,379,545
139,914 Janus International Group, Inc.
a
1,767,114
14,891 Korn Ferry 999,782
39,296 Masterbrand, Inc.
a
576,865
3,612 Saia, Inc.
a
1,713,136
25,788 Schneider National, Inc. 623,038
9,283 Simpson Manufacturing Company,
Inc. 1,564,464
10,113 SiteOne Landscape Supply, Inc.
a
1,227,819
12,671 Timken Company 1,015,327
Total 23,811,188
Information Technology (23.5%)
16,294 Agilysys, Inc.
a
1,696,857
14,726 ASGN, Inc.
a
1,298,391
5,352 CyberArk Software, Ltd.
a
1,463,344
22,397 Descartes Systems Group, Inc.
a
2,168,926
10,596 Fabrinet
a
2,593,795
19,876 Guidewire Software, Inc.
a
2,740,702
38,643 JFrog, Ltd.
a
1,451,045
29,833 Lattice Semiconductor
Corporation
a
1,730,016
7,833 Littelfuse, Inc. 2,002,036
10,480 Nova, Ltd.
a
2,457,874
11,309 Onto Innovation, Inc.
a
2,483,004
32,696 PDF Solutions, Inc.
a
1,189,480
10,749 Silicon Laboratories, Inc.
a
1,189,162
58,314 TTM Technologies, Inc.
a
1,133,041
53,932 Varonis Systems, Inc.
a
2,587,118
21,010 Workiva, Inc.
a
1,533,520
Total 29,718,311
Materials (2.7%)
9,529 Louisiana-Pacific Corporation 784,523
110,592 Ranpak Holdings Corporation
a
711,106
33,002 Summit Materials, Inc.
a
1,208,203
45,239 Tronox Holdings plc 709,800
Total 3,413,632
Real Estate (2.6%)
19,871 Agree Realty Corporation 1,230,810
31,973 National Storage Affiliates Trust 1,317,927
12,915 Terreno Realty Corporation 764,310
Total 3,313,047
Total Common Stock
(cost $97,956,548) 121,719,603

Small Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1.0% ) Value
U.S. Unaffiliated  (1.0%)
13,773 SPDR S&P Biotech ETF $ 1,276,895
Total 1,276,895
Total Registered Investment
Companies (cost $1,259,433) 1,276,895
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
268,500 5.580% 2,685,003
Total Short-Term Investments
(cost $2,685,003) 2,685,003
Total Investments (cost
$101,900,984) 99.3% $125,681,501
Other Assets and Liabilities, Net
0.7% 863,857
Total Net Assets 100.0% $126,545,358
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 27,153,615
Gross unrealized depreciation (4,134,222)
Net unrealized appreciation (depreciation) $ 23,019,393
Cost for federal income tax purposes $ 102,662,108

Small Cap Growth Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,601,099 3,601,099 – –
Consumer Discretionary 14,702,887 14,702,887 – –
Consumer Staples 8,063,403 8,063,403 – –
Energy 3,195,582 3,195,582 – –
Financials 11,348,063 11,348,063 – –
Health Care 20,552,391 20,552,391 – –
Industrials 23,811,188 22,141,067 1,670,121 –
Information Technology 29,718,311 29,718,311 – –
Materials 3,413,632 3,413,632 – –
Real Estate 3,313,047 3,313,047 – –
Registered Investment Companies
U.S. Unaffiliated 1,276,895 1,276,895 – –
Subtotal Investments in Securities $122,996,498 $121,326,377 $1,670,121 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,685,003
Subtotal Other Investments $2,685,003
Total Investments at Value $125,681,501
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $2,775 $20,768 $20,858 $2,685 269 2.1%
Total Affiliated Short-Term Investments 2,775 2,685 2.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,231 1,231 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $2,775 $2,685
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $72
Total Income/Non Cash Income from Affiliated
Investments $72
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.6% ) Value
Communications Services (2.8%)
25,677 AMC Networks, Inc.
a,b
$ 248,040
3,778 Cable One, Inc.
a
1,337,412
65,160 Cargurus, Inc.
b
1,707,192
51,045 Cars.com, Inc.
b
1,005,587
88,575 Cinemark Holdings, Inc.
b
1,914,992
35,037 Cogent Communications Holdings 1,977,488
62,921 Consolidated Communications
Holdings, Inc.
b
276,852
100,074 EchoStar Corporation
b
1,782,318
50,648 Gogo, Inc.
b
487,234
57,998 IAC, Inc.
b
2,717,206
34,916 John Wiley and Sons, Inc. 1,421,081
842,629 Lumen Technologies, Inc.
a,b
926,892
13,862 Madison Square Garden Sports
Corporation
b
2,607,858
43,594 QuinStreet, Inc.
b
723,225
21,137 Scholastic Corporation 749,729
41,659 Shenandoah Telecommunications
Company 680,292
19,936 Shutterstock, Inc.
a
771,523
21,567 TechTarget, Inc.
b
672,243
81,836 Telephone and Data Systems, Inc. 1,696,460
26,176 Thryv Holdings, Inc.
b
466,456
90,297 Tripadvisor, Inc.
b
1,608,190
56,000 Yelp, Inc.
b
2,069,200
Total 27,847,470
Consumer Discretionary (14.2%)
42,420 Abercrombie & Fitch Company
b
7,543,973
61,257 Academy Sports and Outdoors,
Inc. 3,261,935
31,218 Adtalem Global Education, Inc.
b
2,129,380
49,484 Advance Auto Parts, Inc. 3,133,822
97,586 American Axle & Manufacturing
Holdings, Inc.
b
682,126
153,526 American Eagle Outfitters, Inc. 3,064,379
16,746 Asbury Automotive Group, Inc.
b
3,815,911
19,411 BJ's Restaurants, Inc.
b
673,562
71,788 Bloomin' Brands, Inc. 1,380,483
25,236 Boot Barn Holdings, Inc.
b
3,253,677
36,934 Brinker International, Inc.
b
2,673,652
24,552 Buckle, Inc. 906,951
27,448 Caleres, Inc. 922,253
6,444 Cavco Industries, Inc.
b
2,230,719
23,488 Century Communities, Inc. 1,918,030
38,918 Cheesecake Factory, Inc. 1,529,088
14,303 Chuy's Holdings, Inc.
b
370,734
18,430 Cracker Barrel Old Country Store,
Inc. 777,009
107,103 Dana, Inc. 1,298,088
26,770 Dave & Buster's Entertainment,
Inc.
b
1,065,714
36,133 Designer Brands, Inc.
a
246,788
12,788 Dine Brands Global, Inc. 462,926
23,171 Dorman Products, Inc.
b
2,119,683
18,986 Ethan Allen Interiors, Inc. 529,520
68,247 Foot Locker, Inc. 1,700,715
34,547 Fox Factory Holding Corporation
b
1,664,820
64,577 Frontdoor, Inc.
b
2,182,057
26,270 Gentherm, Inc.
b
1,295,636
33,222 G-III Apparel Group, Ltd.
b
899,320
18,024 Golden Entertainment, Inc. 560,727
20,888 Green Brick Partners, Inc.
b
1,195,629
10,970 Group 1 Automotive, Inc. 3,261,162
22,635 Guess ?, Inc.
a
461,754
Shares Common Stock (99.6%) Value
Consumer Discretionary (14.2%) - continued
291,849 Hanesbrands, Inc.
b
$ 1,438,816
11,054 Haverty Furniture Companies, Inc. 279,556
9,919 Hibbet, Inc. 865,036
19,487 Installed Building Products, Inc. 4,008,086
16,097 Jack in the Box, Inc. 819,981
92,069 Kohl's Corporation 2,116,666
41,249 Kontoor Brands, Inc. 2,728,621
35,397 La-Z-Boy, Inc. 1,319,600
21,127 LCI Industries 2,184,109
111,270 Leggett & Platt, Inc. 1,275,154
153,364 Leslie's, Inc.
b
642,595
17,021 LGI Homes, Inc.
b
1,523,209
23,038 M/I Homes, Inc.
b
2,813,861
16,847 MarineMax, Inc.
b
545,337
30,150 Meritage Homes Corporation 4,879,777
76,919 Mister Car Wash, Inc.
a,b
547,663
10,887 Monarch Casino & Resort, Inc. 741,731
24,823 Monro, Inc. 592,277
12,986 Movado Group, Inc. 322,832
65,217 National Vision Holdings, Inc.
b
853,691
317,103 Newell Brands, Inc. 2,032,630
26,520 ODP Corporation
b
1,041,440
12,204 Oxford Industries, Inc. 1,222,231
27,372 Papa John's International, Inc.
a
1,285,937
17,481 Patrick Industries, Inc. 1,897,563
124,058 PENN Entertainment, Inc.
b
2,401,143
54,460 Perdoceo Education Corporation 1,166,533
37,924 Phinia, Inc. 1,492,689
317,060 Sabre Corporation
b
846,550
85,932 Sally Beauty Holdings, Inc.
b
922,050
31,259 Shake Shack, Inc.
b
2,813,310
14,866 Shoe Carnival, Inc. 548,407
37,071 Signet Jewelers, Ltd. 3,320,820
60,163 Six Flags Entertainment
Corporation
b
1,993,802
12,341 Sonic Automotive, Inc. 672,214
102,026 Sonos, Inc.
b
1,505,904
15,574 Standard Motor Products, Inc. 431,867
57,260 Steven Madden, Ltd. 2,422,098
18,203 Strategic Education, Inc. 2,014,344
33,161 Stride, Inc.
b
2,337,850
14,445 Sturm, Ruger & Company, Inc. 601,634
117,340 Topgolf Callaway Brands
Corporation
b
1,795,302
78,762 Tri Pointe Homes, Inc.
b
2,933,885
37,187 Upbound Group, Inc. 1,141,641
47,078 Urban Outfitters, Inc.
b
1,932,552
274,358 VF Corporation 3,703,833
64,991 Victoria's Secret & Company
b
1,148,391
48,316 Vista Outdoor, Inc.
b
1,819,097
24,298 Winnebago Industries, Inc. 1,316,952
66,353 Wolverine World Wide, Inc. 897,093
25,393 Worthington Enterprises, Inc. 1,201,851
17,664 XPEL, Inc.
b
628,132
Total 141,200,566
Consumer Staples (3.4%)
26,377 Andersons, Inc. 1,308,299
65,624 B&G Foods, Inc. 530,242
14,777 Calavo Growers, Inc. 335,438
33,786 Cal-Maine Foods, Inc. 2,064,662
7,909 Central Garden & Pet Company
b
304,497
44,974 Central Garden & Pet Company,
Class A
b
1,485,491
29,385 Chefs' Warehouse, Inc.
b
1,149,247

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Consumer Staples (3.4%) - continued
41,137 Edgewell Personal Care Company $ 1,653,296
55,424 Energizer Holdings, Inc. 1,637,225
27,834 Fresh Del Monte Produce, Inc. 608,173
82,900 Grocery Outlet Holding
Corporation
b
1,833,748
74,584 Hain Celestial Group, Inc.
b
515,375
14,887 Inter Parfums, Inc. 1,727,339
12,875 J & J Snack Foods Corporation 2,090,514
7,476 John B. Sanfilippo & Son, Inc. 726,443
12,976 MGP Ingredients, Inc. 965,414
19,413 National Beverage Corporation 994,722
41,231 Nu Skin Enterprises, Inc. 434,575
20,886 PriceSmart, Inc. 1,695,943
75,535 Simply Good Foods Company
b
2,729,080
28,611 SpartanNash Company 536,742
14,711 Tootsie Roll Industries, Inc. 449,715
39,736 TreeHouse Foods, Inc.
b
1,455,927
49,341 United Natural Foods, Inc.
b
646,367
20,399 Universal Corporation 983,028
9,173 USANA Health Sciences, Inc.
b
414,987
111,079 Vector Group, Ltd. 1,174,105
11,251 WD-40 Company 2,471,170
54,894 WK Kellogg Company 903,555
Total 33,825,319
Energy (5.2%)
114,171 Archrock, Inc. 2,308,538
20,035 Bristow Group, Inc.
b
671,773
54,546 Cactus, Inc. 2,876,756
53,271 California Resources Corporation 2,835,083
80,048 Comstock Resources, Inc.
a
830,898
21,957 CONSOL Energy, Inc.
b
2,240,273
38,934 Core Laboratories, Inc. 789,971
24,202 CVR Energy, Inc. 647,887
28,306 Dorian LPG, Ltd. 1,187,720
28,574 Dril-Quip, Inc.
b
531,476
53,643 Green Plains, Inc.
b
850,778
118,965 Helix Energy Solutions Group, Inc.
b
1,420,442
81,956 Helmerich & Payne, Inc. 2,961,890
125,894 Liberty Energy, Inc. 2,629,926
150,199 Magnolia Oil & Gas Corporation 3,806,043
7,444 Nabors Industries, Ltd.
b
529,715
75,978 Northern Oil and Gas, Inc. 2,824,102
84,168 Oceaneering International, Inc.
b
1,991,415
44,249 Par Pacific Holdings, Inc.
b
1,117,287
256,772 Patterson-UTI Energy, Inc. 2,660,158
87,723 Peabody Energy Corporation 1,940,433
68,421 ProPetro Holding Corporation
b
593,210
12,642 REX American Resources
Corporation
b
576,349
70,122 RPC, Inc. 438,262
95,497 SM Energy Company 4,128,335
129,778 Talos Energy, Inc.
b
1,576,803
40,296 Tidewater, Inc.
b
3,836,582
64,862 U.S. Silica Holdings, Inc.
b
1,002,118
21,184 Vital Energy, Inc.
b
949,467
49,757 World Kinect Corporation 1,283,731
Total 52,037,421
Financials (18.4%)
37,543 Ambac Financial Group, Inc.
b
481,301
53,726 Ameris Bancorp 2,705,104
15,877 AMERISAFE, Inc. 696,842
Shares Common Stock (99.6%) Value
Financials (18.4%) - continued
108,574 Apollo Commercial Real Estate
Finance, Inc. $ 1,062,939
156,495 Arbor Realty Trust, Inc. 2,245,703
40,471 ARMOUR Residential REIT, Inc. 784,328
58,033 Artisan Partners Asset
Management, Inc. 2,395,022
42,919 Assured Guaranty, Ltd. 3,311,201
74,520 Atlantic Union Bankshares
Corporation 2,447,982
42,089 Axos Financial, Inc.
b
2,405,386
13,581 B. Riley Financial, Inc.
a
239,569
115,238 Banc of California, Inc. 1,472,742
12,050 BancFirst Corporation 1,056,785
42,973 Bancorp, Inc.
b
1,622,660
32,954 Bank of Hawaii Corporation
a
1,885,298
62,059 BankUnited, Inc. 1,816,467
28,599 Banner Corporation 1,419,654
35,288 Berkshire Hills Bancorp, Inc. 804,566
318,691 BGC Group, Inc. 2,645,135
144,100 Blackstone Mortgage Trust, Inc. 2,510,222
41,162 Bread Financial Holdings, Inc. 1,834,179
24,453 BrightSphere Investment Group 542,123
73,796 Brookline Bancorp, Inc. 616,197
102,475 Capitol Federal Financial, Inc. 562,588
60,445 Cathay General Bancorp 2,279,985
22,449 Central Pacific Financial
Corporation 475,919
12,255 City Holding Company 1,302,094
21,817 Cohen & Steers, Inc.
a
1,583,042
110,067 Comerica, Inc. 5,617,820
43,808 Community Financial System, Inc. 2,068,176
23,648 Customers Bancorp, Inc.
b
1,134,631
110,126 CVB Financial Corporation 1,898,572
29,116 Dime Community Bancshares, Inc. 593,966
20,686 Donnelley Financial Solutions, Inc.
b
1,233,299
25,062 Eagle Bancorp, Inc. 473,672
70,597 Ellington Financial, Inc.
a
852,812
21,039 Employers Holdings, Inc. 896,893
19,664 Encore Capital Group, Inc.
b
820,579
22,514 Enova International, Inc.
b
1,401,496
53,469 EVERTEC, Inc. 1,777,844
43,144 EZCORP, Inc.
b
451,718
29,255 FB Financial Corporation 1,141,823
137,301 First Bancorp/Puerto Rico 2,511,235
34,177 First Bancorp/Southern Pines, NC 1,090,930
84,658 First Commonwealth Financial
Corporation 1,169,127
79,246 First Financial Bancorp 1,760,846
106,128 First Hawaiian, Inc. 2,203,217
67,964 Franklin BSP Realty Trust, Inc. 856,346
150,888 Fulton Financial Corporation 2,562,078
363,373 Genworth Financial, Inc.
b
2,194,773
20,951 Goosehead Insurance, Inc.
b
1,203,425
37,988 Green Dot Corporation
b
358,987
25,063 Hanmi Financial Corporation 419,053
94,406 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,794,418
6,088 HCI Group, Inc. 561,131
28,798 Heritage Financial Corporation 519,228
38,469 Hilltop Holdings, Inc. 1,203,310
100,128 Hope Bancorp, Inc. 1,075,375
34,006 Horace Mann Educators
Corporation 1,109,276
35,253 Independent Bank Corporation/MA 1,788,032
29,885 Independent Bank Group, Inc. 1,360,365

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Financials (18.4%) - continued
56,346 Jackson Financial, Inc. $ 4,184,254
48,334 KKR Real Estate Finance Trust,
Inc. 437,423
21,171 Lakeland Financial Corporation 1,302,440
141,147 Lincoln National Corporation 4,389,672
22,064 Mercury General Corporation 1,172,481
58,405 Moelis & Company 3,320,908
53,728 Mr. Cooper Group, Inc.
b
4,364,325
31,400 National Bank Holdings
Corporation 1,226,170
66,838 Navient Corporation 973,161
39,141 NBT Bancorp, Inc. 1,510,843
56,874 NCR Atleos Corporation
b
1,536,735
75,733 New York Mortgage Trust, Inc. 442,281
66,640 NMI Holdings, Inc.
b
2,268,426
105,648 Northwest Bancshares, Inc. 1,220,234
39,019 OFG Bancorp 1,461,262
80,053 Pacific Premier Bancorp, Inc. 1,838,817
20,690 Palomar Holdings, Inc.
b
1,678,993
11,932 Park National Corporation 1,698,401
20,979 Pathward Financial, Inc. 1,186,782
210,291 Payoneer Global, Inc.
b
1,165,012
72,094 PennyMac Mortgage Investment
Trust 991,293
12,913 Piper Sandler Companies 2,972,185
18,318 PJT Partners, Inc. 1,976,695
32,668 PRA Group, Inc.
b
642,253
10,229 Preferred Bank/Los Angeles, CA 772,187
42,347 ProAssurance Corporation
b
517,480
35,842 PROG Holdings, Inc. 1,243,001
108,347 Provident Financial Services, Inc. 1,554,779
125,002 Radian Group, Inc. 3,887,562
128,975 Ready Capital Corporation 1,055,016
109,706 Redwood Trust, Inc. 711,992
46,768 Renasant Corporation 1,428,295
31,741 S&T Bancorp, Inc. 1,059,832
12,317 Safety Insurance Group, Inc. 924,145
69,875 Seacoast Banking Corporation of
Florida 1,651,845
40,725 ServisFirst Bancshares, Inc. 2,573,413
104,169 Simmons First National
Corporation 1,831,291
76,424 SiriusPoint, Ltd.
b
932,373
23,884 Southside Bancshares, Inc. 659,437
39,137 Stellar Bancorp, Inc. 898,586
43,183 StepStone Group, Inc. 1,981,668
22,896 Stewart Information Services
Corporation 1,421,384
22,643 StoneX Group, Inc.
b
1,705,244
10,403 Tompkins Financial Corporation 508,707
17,921 Triumph Financial, Inc.
b
1,465,042
29,999 Trupanion, Inc.
a,b
881,971
15,793 TrustCo Bank Corporation NY 454,365
50,807 Trustmark Corporation 1,526,242
85,915 Two Harbors Investment
Corporation 1,134,937
98,904 United Community Banks, Inc. 2,518,096
17,639 United Fire Group, Inc. 379,062
45,264 Veritex Holdings, Inc. 954,618
73,463 Virtu Financial, Inc. 1,649,244
5,562 Virtus Investment Partners, Inc. 1,256,178
56,097 WaFd, Inc. 1,603,252
27,991 Walker & Dunlop, Inc. 2,748,716
22,147 Westamerica Bancorporation 1,074,794
92,675 WisdomTree, Inc. 918,409
Shares Common Stock (99.6%) Value
Financials (18.4%) - continued
2,788 World Acceptance Corporation
b
$ 344,541
49,887 WSFS Financial Corporation 2,344,689
Total 182,842,925
Health Care (10.3%)
64,851 AdaptHealth Corporation
b
648,510
14,668 Addus HomeCare Corporation
b
1,703,101
140,478 Alkermes plc
b
3,385,520
31,543 AMN Healthcare Services, Inc.
b
1,615,948
31,665 Amphastar Pharmaceuticals, Inc.
b
1,266,600
12,729 ANI Pharmaceuticals, Inc.
b
810,583
45,303 Arcus Biosciences, Inc.
b
689,965
32,913 Artivion, Inc.
b
844,218
35,133 Astrana Health, Inc.
b
1,424,994
38,107 Avanos Medical, Inc.
b
759,091
30,188 BioLife Solutions, Inc.
b
646,929
93,150 Catalyst Pharmaceuticals, Inc.
b
1,442,894
89,459 Certara, Inc.
b
1,239,007
27,158 Collegium Pharmaceutical, Inc.
b
874,488
25,569 CONMED Corporation 1,772,443
76,057 Corcept Therapeutics, Inc.
b
2,471,092
7,521 CorVel Corporation
b
1,912,365
27,135 Cross Country Healthcare, Inc.
b
375,548
79,552 Cytek Biosciences, Inc.
b
443,900
108,660 Dynavax Technologies
Corporation
b
1,220,252
47,875 Embecta Corporation 598,437
41,636 Enhabit, Inc.
b
371,393
46,874 Ensign Group, Inc. 5,797,845
74,215 Fortrea Holdings, Inc.
b
1,732,178
16,892 Fulgent Genetics, Inc.
b
331,421
41,813 Glaukos Corporation
b
4,948,569
26,402 Harmony Biosciences Holdings,
Inc.
b
796,548
19,935 HealthStream, Inc. 556,186
16,991 ICU Medical, Inc.
b
2,017,681
42,954 Inari Medical, Inc.
b
2,068,235
45,618 Innoviva, Inc.
b
748,135
27,813 Integer Holdings Corporation
b
3,220,467
56,912 Integra LifeSciences Holdings
Corporation
b
1,658,416
116,123 Ironwood Pharmaceuticals, Inc.
b
757,122
20,625 Krystal Biotech, Inc.
b
3,787,575
16,584 LeMaitre Vascular, Inc. 1,364,532
14,018 Ligand Pharmaceuticals, Inc.
b
1,181,157
48,237 Merit Medical Systems, Inc.
b
4,145,970
4,254 Mesa Laboratories, Inc. 369,120
75,135 Myriad Genetics, Inc.
b
1,837,802
11,250 National HealthCare Corporation 1,219,500
106,020 NeoGenomics, Inc.
b
1,470,497
6,287 OmniAb, Inc., 12.5 Earnout
Share
b,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
b,c
1
38,123 Omnicell, Inc.
b
1,031,990
213,490 Organon & Company 4,419,243
60,848 Owens & Minor, Inc.
b
821,448
38,640 Pacira Pharmaceuticals, Inc.
b
1,105,490
66,193 Patterson Companies, Inc. 1,596,575
68,728 Pediatrix Medical Group, Inc.
b
518,896
16,884 Phibro Animal Health Corporation 283,145
87,016 Premier, Inc. 1,624,589
41,437 Prestige Consumer Healthcare,
Inc.
b
2,852,937
86,175 Privia Health Group, Inc.
b
1,497,722

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Health Care (10.3%) - continued
55,198 RadNet, Inc.
b
$ 3,252,266
37,619 REGENXBIO, Inc.
b
440,142
45,872 Schrodinger, Inc./United States
b
887,164
88,515 Select Medical Holdings
Corporation 3,103,336
13,272 Simulations Plus, Inc. 645,285
40,778 STAAR Surgical Company
b
1,941,441
45,636 Supernus Pharmaceuticals, Inc.
b
1,220,763
53,619 Tandem Diabetes Care, Inc.
b
2,160,310
12,509 U.S. Physical Therapy, Inc. 1,156,082
5,858 UFP Technologies, Inc.
b
1,545,750
33,953 Varex Imaging Corporation
b
500,128
40,347 Vericel Corporation
b
1,851,120
72,287 Vir Biotechnology, Inc.
b
643,354
51,189 Xencor, Inc.
b
969,008
Total 102,594,420
Industrials (17.4%)
110,770 3D Systems Corporation
b
340,064
27,488 AAR Corporation
b
1,998,378
52,541 ABM Industries, Inc. 2,656,998
23,208 AeroVironment, Inc.
b
4,227,569
85,979 Air Lease Corporation 4,086,582
8,605 Alamo Group, Inc. 1,488,665
105,339 Alaska Air Group, Inc.
b
4,255,696
25,901 Albany International Corporation 2,187,339
11,998 Allegiant Travel Company 602,660
13,154 American Woodmark Corporation
b
1,033,904
18,371 Apogee Enterprises, Inc. 1,154,342
19,452 ArcBest Corporation 2,082,920
40,331 Arcosa, Inc. 3,364,009
36,326 Armstrong World Industries, Inc. 4,113,556
18,898 Astec Industries, Inc. 560,515
24,657 AZZ, Inc. 1,904,753
42,090 Barnes Group, Inc. 1,742,947
32,773 Boise Cascade Company 3,907,197
37,185 Brady Corporation 2,454,954
92,360 CoreCivic, Inc.
b
1,198,833
23,609 CSG Systems International, Inc. 971,983
36,565 Deluxe Corporation 821,250
88,662 DNOW, Inc.
b
1,217,329
10,843 DXP Enterprises, Inc.
b
497,043
24,151 Dycom Industries, Inc.
b
4,075,723
13,107 Encore Wire Corporation 3,798,802
45,039 Enerpac Tool Group Corporation 1,719,589
17,393 EnPro, Inc. 2,531,899
66,497 Enviri Corporation
b
573,869
21,377 ESCO Technologies, Inc. 2,245,440
50,723 Federal Signal Corporation 4,243,993
26,210 Forward Air Corporation
a
499,038
32,898 Franklin Electric Company, Inc. 3,168,735
110,649 GEO Group, Inc.
b
1,588,920
25,295 Gibraltar Industries, Inc.
b
1,733,972
33,068 GMS, Inc.
b
2,665,612
36,652 Granite Construction, Inc. 2,271,324
25,843 Greenbrier Companies, Inc. 1,280,521
30,852 Griffon Corporation 1,970,209
105,235 Hayward Holdings, Inc.
b
1,294,391
61,137 Healthcare Services Group, Inc.
b
646,829
38,062 Heartland Express, Inc. 469,304
16,809 Heidrick & Struggles International,
Inc. 530,828
109,164 Hertz Global Holdings, Inc.
a,b
385,349
58,272 Hillenbrand, Inc. 2,332,045
39,263 HNI Corporation 1,767,620
Shares Common Stock (99.6%) Value
Industrials (17.4%) - continued
51,254 Hub Group, Inc. $ 2,206,485
16,167 Insteel Industries, Inc. 500,530
48,350 Interface, Inc. 709,778
282,362 JetBlue Airways Corporation
b
1,719,585
26,424 John Bean Technologies
Corporation 2,509,487
89,907 KAR Auction Services, Inc.
b
1,491,557
26,731 Kelly Services, Inc. 572,311
65,304 Kennametal, Inc. 1,537,256
43,317 Korn Ferry 2,908,303
9,163 Lindsay Corporation 1,125,949
18,472 Liquidity Services, Inc.
b
369,071
47,956 Marten Transport, Ltd. 884,788
105,431 Masterbrand, Inc.
b
1,547,727
28,364 Matson, Inc. 3,714,833
25,494 Matthews International Corporation 638,625
43,354 Mercury Systems, Inc.
b
1,170,124
59,471 MillerKnoll, Inc. 1,575,387
23,874 Moog, Inc. 3,994,120
94,302 Mueller Industries, Inc. 5,369,556
13,917 MYR Group, Inc.
b
1,888,676
4,360 National Presto Industries, Inc. 327,567
10,723 NV5 Global, Inc.
b
996,917
129,188 Pitney Bowes, Inc. 656,275
7,663 Powell Industries, Inc.
a
1,098,874
21,016 Proto Labs, Inc.
b
649,184
27,488 Quanex Building Products
Corporation 760,043
121,216 Resideo Technologies, Inc.
b
2,370,985
85,816 Robert Half, Inc. 5,490,508
51,387 Rush Enterprises, Inc. 2,151,574
97,582 RXO, Inc.
b
2,551,769
33,421 SkyWest, Inc.
b
2,742,862
38,379 SPX Technologies, Inc.
b
5,455,191
9,840 Standex International Corporation 1,585,716
31,475 Sun Country Airlines Holdings,
Inc.
b
395,326
71,379 SunPower Corporation
a,b
211,282
184,013 Sunrun, Inc.
b
2,182,394
15,779 Tennant Company 1,553,285
42,346 Titan International, Inc.
b
313,784
67,936 Trinity Industries, Inc. 2,032,645
63,810 Triumph Group, Inc.
b
983,312
12,509 UniFirst Corporation/MA 2,145,669
138,240 Verra Mobility Corporation
b
3,760,128
109,124 Vestis Corporation 1,334,587
17,539 Viad Corporation
b
596,326
18,792 Vicor Corporation
b
623,143
37,376 Wabash National Corporation 816,292
52,642 Werner Enterprises, Inc. 1,886,163
Total 172,769,447
Information Technology (12.8%)
58,100 A10 Networks, Inc. 804,685
87,531 ACI Worldwide, Inc.
b
3,465,352
90,077 Adeia, Inc. 1,007,511
31,083 Advanced Energy Industries, Inc. 3,380,587
16,763 Agilysys, Inc.
b
1,745,699
41,664 Alarm.com Holdings, Inc.
b
2,647,331
19,300 Alpha and Omega Semiconductor,
Ltd.
b
721,241
81,005 Arlo Technologies, Inc.
b
1,056,305
27,006 Axcelis Technologies, Inc.
b
3,839,983
24,401 Badger Meter, Inc. 4,547,126
29,923 Benchmark Electronics, Inc. 1,180,762

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Information Technology (12.8%) - continued
42,593 BlackLine, Inc.
b
$ 2,063,631
119,834 Box, Inc.
b
3,168,411
48,412 Calix, Inc.
b
1,715,237
19,577 CEVA, Inc.
b
377,640
39,088 Cohu, Inc.
b
1,293,813
36,228 Corsair Gaming, Inc.
b
399,957
25,378 CTS Corporation 1,284,888
30,197 Digi International, Inc.
b
692,417
44,615 DigitalOcean Holdings, Inc.
b
1,550,371
38,289 Diodes, Inc.
b
2,754,128
116,945 DoubleVerify Holdings, Inc.
b
2,276,919
148,524 DXC Technology Company
b
2,835,323
41,631 Envestnet, Inc.
b
2,605,684
22,118 ePlus, Inc.
b
1,629,654
107,876 Extreme Networks, Inc.
b
1,450,932
30,006 Fabrinet
b
7,345,169
64,062 FormFactor, Inc.
b
3,877,673
96,747 Harmonic, Inc.
b
1,138,712
27,789 Ichor Holdings, Ltd.
b
1,071,266
22,972 Insight Enterprises, Inc.
b
4,556,726
20,949 InterDigital, Inc.
a
2,441,815
38,078 Itron, Inc.
b
3,768,199
74,501 Knowles Corporation
b
1,285,887
46,043 Kulicke and Soffa Industries, Inc. 2,264,855
54,942 LiveRamp Holding, Inc.
b
1,699,906
226,594 Marathon Digital Holdings, Inc.
a,b
4,497,891
62,744 MaxLinear, Inc.
b
1,263,664
58,285 N-able, Inc./US
b
887,681
114,365 NCR Voyix Corporation
b
1,412,408
59,286 NetScout Systems, Inc.
b
1,084,341
13,021 OSI Systems, Inc.
b
1,790,648
9,411 PC Connection, Inc. 604,186
25,505 PDF Solutions, Inc.
b
927,872
29,188 Perficient, Inc.
b
2,182,971
52,593 Photronics, Inc.
b
1,297,469
22,736 Plexus Corporation
b
2,345,901
35,877 Progress Software Corporation 1,946,686
13,939 Rogers Corporation
b
1,681,183
46,035 Sanmina Corporation
b
3,049,819
20,512 ScanSource, Inc.
b
908,887
53,597 Semtech Corporation
b
1,601,478
14,620 SiTime Corporation
b
1,818,436
43,414 SMART Global Holdings, Inc.
b
992,878
47,567 SolarEdge Technologies, Inc.
b
1,201,542
99,463 Sprinklr, Inc.
b
956,834
30,742 SPS Commerce, Inc.
b
5,784,415
84,489 TTM Technologies, Inc.
b
1,641,621
37,279 Ultra Clean Holdings, Inc.
b
1,826,671
47,018 Veeco Instruments, Inc.
b
2,196,211
62,420 ViaSat, Inc.
b
792,734
185,320 Viavi Solutions, Inc.
b
1,273,148
94,854 Xerox Holdings Corporation 1,102,204
Total 127,015,574
Materials (5.8%)
22,264 AdvanSix, Inc. 510,291
103,304 Allegheny Technologies, Inc.
b
5,728,207
9,610 Alpha Metallurgical Resources,
Inc. 2,695,893
15,039 Arch Resources, Inc. 2,289,387
26,916 Balchem Corporation 4,143,718
41,182 Carpenter Technology Corporation 4,512,724
43,095 Century Aluminum Company
b
721,841
13,845 Clearwater Paper Corporation
b
671,067
Shares Common Stock (99.6%) Value
Materials (5.8%) - continued
28,137 Compass Minerals International,
Inc. $ 290,655
45,235 H.B. Fuller Company 3,481,286
15,798 Hawkins, Inc. 1,437,618
10,540 Haynes International, Inc. 618,698
28,047 Ingevity Corporation
b
1,225,934
20,698 Innospec, Inc. 2,558,066
13,217 Kaiser Aluminum Corporation 1,161,774
17,599 Koppers Holdings, Inc. 650,987
17,210 Materion Corporation 1,860,917
45,096 Mativ, Inc. 764,828
36,597 Mercer International, Inc. 312,538
32,407 Metallus, Inc.
b
656,890
26,771 Minerals Technologies, Inc. 2,226,276
30,867 Myers Industries, Inc. 413,001
129,272 O-I Glass, Inc.
b
1,438,797
8,133 Olympic Steel, Inc. 364,603
11,499 Quaker Chemical Corporation 1,951,380
120,882 Sealed Air Corporation 4,205,485
35,169 Sensient Technologies Corporation 2,609,188
17,725 Stepan Company 1,488,191
69,795 SunCoke Energy, Inc. 683,991
29,021 Sylvamo Corporation 1,990,841
43,417 Warrior Met Coal, Inc. 2,725,285
25,513 Worthington Steel, Inc. 851,114
Total 57,241,471
Real Estate (7.2%)
85,655 Acadia Realty Trust 1,534,938
60,262 Alexander & Baldwin, Inc. 1,022,044
40,441 American Assets Trust, Inc. 905,070
187,100 Apple Hospitality REIT, Inc. 2,720,434
55,680 Armada Hoffler Properties, Inc. 617,491
143,010 Brandywine Realty Trust 640,685
117,934 CareTrust REIT, Inc. 2,960,143
12,379 Centerspace 837,192
20,321 Community Healthcare Trust, Inc. 475,308
163,523 Cushman and Wakefield plc
b
1,700,639
174,384 DiamondRock Hospitality
Company 1,473,545
138,949 Douglas Emmett, Inc. 1,849,411
85,504 Easterly Government Properties,
Inc. 1,057,684
73,056 Elme Communities 1,163,782
145,530 Essential Properties Realty Trust,
Inc. 4,032,636
64,273 eXp World Holdings, Inc.
a
725,321
76,362 Four Corners Property Trust, Inc. 1,883,851
40,768 Getty Realty Corporation 1,086,875
162,202 Global Net Lease, Inc. 1,192,185
87,992 Highwoods Properties, Inc. 2,311,550
105,312 Hudson Pacific Properties, Inc. 506,551
23,517 Innovative Industrial Properties,
Inc. 2,568,527
69,427 JBG SMITH Properties 1,057,373
97,043 Kennedy-Wilson Holdings, Inc. 943,258
36,091 LTC Properties, Inc. 1,245,139
244,325 LXP Industrial Trust 2,228,244
179,104 Macerich Company 2,765,366
19,899 Marcus and Millichap, Inc. 627,216
498,340 Medical Properties Trust, Inc. 2,147,845
18,969 NexPoint Residential Trust, Inc. 749,465
121,185 Outfront Media, Inc. 1,732,945
100,036 Pebblebrook Hotel Trust 1,375,495
101,610 Phillips Edison and Company, Inc. 3,323,663

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Real Estate (7.2%) - continued
105,806 Retail Opportunity Investments
Corporation $ 1,315,169
37,360 Safehold, Inc. 720,674
10,751 Saul Centers, Inc. 395,314
137,605 Service Properties Trust 707,290
149,598 SITE Centers Corporation 2,169,171
53,798 SL Green Realty Corporation 3,047,119
29,572 St. Joe Company 1,617,588
89,815 Summit Hotel Properties, Inc. 537,992
169,079 Sunstone Hotel Investors, Inc. 1,768,566
90,779 Tanger, Inc. 2,461,019
199,449 Uniti Group, Inc. 582,391
10,559 Universal Health Realty Income
Trust 413,279
98,634 Urban Edge Properties 1,821,770
66,828 Veris Residential, Inc. 1,002,420
39,400 Whitestone REIT 524,414
84,645 Xenia Hotels & Resorts, Inc. 1,212,963
Total 71,759,010
Utilities (2.1%)
30,906 American States Water Company 2,242,849
64,908 Avista Corporation 2,246,466
47,944 California Water Service Group 2,324,805
18,487 Chesapeake Utilities Corporation 1,963,319
28,735 Clearway Energy, Inc., Class A 651,135
68,449 Clearway Energy, Inc., Class C 1,690,006
30,031 MGE Energy, Inc. 2,243,916
14,801 Middlesex Water Company 773,500
31,569 Northwest Natural Holding
Company 1,139,957
34,712 Otter Tail Corporation 3,040,424
24,351 SJW Group 1,320,311
13,422 Unitil Corporation 695,125
Total 20,331,813
Total Common Stock
(cost $757,239,676) 989,465,436
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
20,727,920 Thrivent Cash Management Trust 20,727,920
Total Collateral Held for
Securities Loaned
(cost $20,727,920) 20,727,920
Shares
Registered Investment
Companies ( 0.2% ) Value
U.S. Unaffiliated  (0.2%)
15,097 iShares Core S&P Small-Cap ETF 1,610,246
Total 1,610,246
Total Registered Investment
Companies (cost $557,133) 1,610,246
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
300,000 5.250%, 8/7/2024
d,e
298,255
Shares or
Principal
Amount Short-Term Investments (0.1%) Value
Thrivent Core Short-Term Reserve
Fund
130,279 5.580% $ 1,302,790
Total Short-Term Investments
(cost $1,601,084) 1,601,045
Total Investments (cost
$780,125,813) 102.0% $1,013,404,647
Other Assets and Liabilities, Net
(2.0%) (19,832,183)
Total Net Assets 100.0% $993,572,464
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 28, 2024:
Securities Lending Transactions
Common Stock $ 20,228,938
Total lending $20,228,938
Gross amount payable upon return of
collateral for securities loaned $20,727,920
Net amounts due to counterparty $498,982
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 317,889,553
Gross unrealized depreciation (92,999,184)
Net unrealized appreciation (depreciation) $ 224,890,369
Cost for federal income tax purposes $ 788,549,395

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 27,847,470 27,847,470 – –
Consumer Discretionary 141,200,566 141,200,566 – –
Consumer Staples 33,825,319 33,825,319 – –
Energy 52,037,421 52,037,421 – –
Financials 182,842,925 182,842,925 – –
Health Care 102,594,420 102,594,418 – 2
Industrials 172,769,447 172,769,447 – –
Information Technology 127,015,574 127,015,574 – –
Materials 57,241,471 57,241,471 – –
Real Estate 71,759,010 71,759,010 – –
Utilities 20,331,813 20,331,813 – –
Registered Investment Companies
U.S. Unaffiliated 1,610,246 1,610,246 – –
Short-Term Investments 298,255 – 298,255 –
Subtotal Investments in Securities $991,373,937 $991,075,680 $298,255 $2
Other Investments  * Total
Affiliated Short-Term Investments 1,302,790
Collateral Held for Securities Loaned 20,727,920
Subtotal Other Investments $22,030,710
Total Investments at Value $1,013,404,647
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 35,117 35,117 – –
Total Asset Derivatives $35,117 $35,117 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of June 28, 2024. Investments and/or cash totaling $298,255 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 September 2024 $ 2,029,883 $ 35,117
Total Futures Long Contracts $ 2,029,883 $ 35,117
Total Futures Contracts $ 2,029,883 $35,117

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 35,117
Total Equity Contracts 35,117
Total Asset Derivatives $35,117
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 19,314
Total Equity Contracts
19,314
Total $19,314
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (65,572)
Total Equity Contracts (65,572)
Total ($65,572)
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,058,478

Small Cap Index Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $635 $29,789 $29,121 $1,303 130 0.1%
Total Affiliated Short-Term Investments 635 1,303 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 13,922 59,368 52,562 20,728 20,728 2.1
Total Collateral Held for Securities Loaned 13,922 20,728 2.1
Total Value $14,557 $22,031
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $23
Total Income/Non Cash Income from Affiliated
Investments $23
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 65
Total Affiliated Income from Securities Loaned, Net $65
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (2.0%)
223,184 Cogent Communications Holdings $ 12,596,505
465,897 QuinStreet, Inc.
a
7,729,231
Total 20,325,736
Consumer Discretionary (10.8%)
65,915 Boot Barn Holdings, Inc.
a
8,498,421
115,733 Brunswick Corporation 8,421,890
157,648 Columbia Sportswear Company 12,466,804
564,786 Cooper-Standard Holdings, Inc.
a
7,025,938
54,984 Grand Canyon Education, Inc.
a
7,692,812
36,269 Meritage Homes Corporation 5,870,138
436,480 Savers Value Village, Inc.
a
5,342,515
283,964 SharkNinja, Inc. 21,339,895
101,341 Skyline Champion Corporation
a
6,865,853
510,365 Stoneridge, Inc.
a
8,145,425
70,616 Texas Roadhouse, Inc. 12,125,473
105,874 Wyndham Hotels & Resorts, Inc. 7,834,676
Total 111,629,840
Consumer Staples (7.4%)
176,007 BJ's Wholesale Club Holdings,
Inc.
a
15,460,455
49,194 J & J Snack Foods Corporation 7,987,630
148,062 John B. Sanfilippo & Son, Inc. 14,387,185
76,589 Lancaster Colony Corporation 14,473,023
369,799 Pilgrim's Pride Corporation
a
14,233,563
303,775 Turning Point Brands, Inc. 9,748,140
Total 76,289,996
Energy (3.7%)
114,926 Chesapeake Energy Corporation 9,445,768
136,245 Matador Resources Company 8,120,202
631,151 NOV, Inc. 11,998,180
309,459 TechnipFMC plc 8,092,353
Total 37,656,503
Financials (14.2%)
450,885 Ally Financial, Inc. 17,886,608
260,157 Bank of N.T. Butterfield & Son, Ltd. 9,136,714
608,550 Bridgewater Bancshares, Inc.
a
7,065,265
793,742 F.N.B. Corporation 10,858,391
241,568 Glacier Bancorp, Inc. 9,015,318
138,248 Houlihan Lokey, Inc. 18,644,125
43,089 Kinsale Capital Group, Inc. 16,601,330
170,916 Prosperity Bancshares, Inc. 10,449,804
133,692 RLI Corporation 18,809,127
177,341 Triumph Financial, Inc.
a
14,497,627
59,806 Voya Financial, Inc. 4,255,197
153,819 Western Alliance Bancorp 9,662,910
Total 146,882,416
Health Care (9.7%)
14,298 Chemed Corporation 7,757,809
91,523 Encompass Health Corporation 7,851,758
287,264 Enovis Corporation
a
12,984,333
146,233 Haemonetics Corporation
a
12,097,856
154,325 Halozyme Therapeutics, Inc.
a
8,080,457
71,815 Masimo Corporation
a
9,044,381
540,958 Option Care Health, Inc.
a
14,984,537
229,125 Progyny, Inc.
a
6,555,266
83,987 Repligen Corporation
a
10,587,401
288,789 Stevanato Group SPA 5,296,390
Shares Common Stock (99.1%) Value
Health Care (9.7%) - continued
759,891 Viemed Healthcare, Inc.
a
$ 4,977,286
Total 100,217,474
Industrials (21.2%)
426,219 Air Lease Corporation 20,258,189
657,973 Badger Infrastructure Solutions,
Ltd. 19,810,612
83,007 BWX Technologies, Inc. 7,885,665
318,155 ExlService Holdings, Inc.
a
9,977,341
315,736 Fluor Corporation
a
13,750,303
243,932 Helios Technologies, Inc. 11,647,753
907,745 Janus International Group, Inc.
a
11,464,819
283,290 Knight-Swift Transportation
Holdings, Inc. 14,141,837
122,055 Korn Ferry 8,194,773
735,457 Masterbrand, Inc.
a
10,796,509
172,773 Maximus, Inc. 14,806,646
183,459 Miller Industries, Inc. 10,093,914
68,898 Moog, Inc. 11,526,635
222,020 Robert Half, Inc. 14,204,839
469,254 Schneider National, Inc. 11,337,177
28,813 Simpson Manufacturing Company,
Inc. 4,855,855
148,075 Tennant Company 14,576,503
118,124 Timken Company 9,465,276
Total 218,794,646
Information Technology (15.8%)
96,433 ASGN, Inc.
a
8,502,498
151,071 Ciena Corporation
a
7,278,601
283,622 Cohu, Inc.
a
9,387,888
63,993 Fabrinet
a
15,664,846
65,999 FormFactor, Inc.
a
3,994,919
277,283 Gilat Satellite Networks, Ltd.
a
1,239,455
132,985 Guidewire Software, Inc.
a
18,337,302
33,627 Insight Enterprises, Inc.
a
6,670,252
220,896 JFrog, Ltd.
a
8,294,645
38,805 Littelfuse, Inc. 9,918,170
44,006 Onto Innovation, Inc.
a
9,661,957
148,895 Plexus Corporation
a
15,362,986
1,544,810 TTM Technologies, Inc.
a
30,015,658
28,536 Universal Display Corporation 5,999,694
156,098 Varonis Systems, Inc.
a
7,488,021
76,209 Workiva, Inc.
a
5,562,495
Total 163,379,387
Materials (7.0%)
231,312 Alcoa Corporation 9,201,591
122,829 Greif, Inc. 7,058,983
239,763 Ingevity Corporation
a
10,480,041
833,651 Ivanhoe Mines, Ltd.
a
10,755,411
738,042 Tronox Holdings plc 11,579,879
36,067 United States Lime & Minerals, Inc. 13,134,880
132,645 West Fraser Timber Company, Ltd. 10,196,421
Total 72,407,206
Real Estate (5.6%)
185,111 Agree Realty Corporation 11,465,775
1,422,380 Cushman and Wakefield plc
a
14,792,752
466,442 National Storage Affiliates Trust 19,226,739
214,453 Terreno Realty Corporation 12,691,329
Total 58,176,595

Small Cap Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Utilities (1.7%)
78,222 Northwestern Energy Group, Inc. $ 3,917,358
161,828 Portland General Electric
Company 6,997,443
107,459 Spire, Inc. 6,525,985
Total 17,440,786
Total Common Stock
(cost $853,380,724) 1,023,200,585
Shares Short-Term Investments ( 0.4% ) Value
Thrivent Core Short-Term Reserve
Fund
391,287 5.580% 3,912,868
Total Short-Term Investments
(cost $3,912,868) 3,912,868
Total Investments (cost
$857,293,592) 99.5% $1,027,113,453
Other Assets and Liabilities, Net
0.5% 5,299,472
Total Net Assets 100.0% $1,032,412,925
a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 198,631,855
Gross unrealized depreciation (31,375,492)
Net unrealized appreciation (depreciation) $ 167,256,363
Cost for federal income tax purposes $ 859,857,090

Small Cap Stock Portfolio
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,325,736 20,325,736 – –
Consumer Discretionary 111,629,840 111,629,840 – –
Consumer Staples 76,289,996 76,289,996 – –
Energy 37,656,503 37,656,503 – –
Financials 146,882,416 146,882,416 – –
Health Care 100,217,474 100,217,474 – –
Industrials 218,794,646 198,984,034 19,810,612 –
Information Technology 163,379,387 163,379,387 – –
Materials 72,407,206 61,651,795 10,755,411 –
Real Estate 58,176,595 58,176,595 – –
Utilities 17,440,786 17,440,786 – –
Subtotal Investments in Securities $1,023,200,585 $992,634,562 $30,566,023 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,912,868
Subtotal Other Investments $3,912,868
Total Investments at Value $1,027,113,453
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $30,694 $82,132 $108,913 $3,913 391 0.4%
Total Affiliated Short-Term Investments 30,694 3,913 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,934 106,588 116,522 – – –
Total Collateral Held for Securities Loaned 9,934 – –
Total Value $40,628 $3,913
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 6/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $1 ($1) $ – $463
Total Income/Non Cash Income from Affiliated
Investments $463
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total Value $1 ($1) $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 28, 2024 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $869,254,846 $133,281,555 $305,912,748 $536,975,161
Investments in affiliated securities at cost $947,375,183 $3,212,616 $76,635,303 $97,170,581
Investments in unaffiliated securities at value (#) 1,175,848,799 185,506,761 341,928,528 546,971,936
Investments in affiliated securities at value 1,047,272,219 3,213,067 76,524,865 89,524,644
Cash 82,276 — 23,769 42,798
Foreign currency — — — —
Initial margin deposit on open futures contracts — — 47,200 35,400
Dividends and interest receivable 2,386,666 141,951 1,758,682 3,895,472
Prepaid expenses 7,314 3,178 3,640 4,097
Receivable for:
Investments sold 2,201,387 — 679,946 917,725
Investments sold on a delayed-delivery basis — — 1,544,164 3,257,836
Fund shares sold — 113,155 — 368
Expense reimbursements 29,067 — — —
Variation margin on open future contracts 67,392 — 21,569 26,129
Variation margin on open swap contracts — — 695 5,571
Total Assets 2,227,895,120 188,978,112 422,533,058 644,681,976
Liabilities
Accrued expenses 53,852 19,332 39,045 42,834
Cash overdraft — — — —
Foreign currency overdraft 2,471
(b)
— 112
(c)
101
(d)
Payable for:
Investments purchased 919,824 — 645,506 865,733
Investments purchased on a delayed-delivery basis 23,240,671 — 10,717,975 7,845,823
Return of collateral for securities loaned 776,355 1,182,300 4,154,111 7,899,147
Foreign capital gain tax liability — — — —
Fund shares redeemed 1,079,517 — 77,500 61,540
Variation margin on open future contracts 2,573,048 — 237,886 251,782
Investment advisory fees 126,145 8,459 18,380 20,658
Administrative service fees 3,063 262 568 878
Director fees 2,344 303 431 679
Director deferred compensation 64,914 14,928 43,397 39,908
Contingent liabilities % — — — —
Mortgage dollar roll deferred revenue 785 — 46 44
Total Liabilities 28,842,989 1,225,584 15,934,957 17,029,127
Net Assets
Capital stock (beneficial interest) 1,684,073,145 133,224,012 369,275,990 650,895,411
Distributable earnings/(accumulated loss) 514,978,986 54,528,516 37,322,111 (23,242,562)
Total Net Assets $2,199,052,131 $187,752,528 $406,598,101 $627,652,849
Shares of beneficial interest outstanding 119,178,864 10,928,015 27,581,324 85,525,068
Net asset value per share $18.45 $17.18 $14.74 $7.34
(#) Includes securities on loan of $754,016 $1,152,984 $4,024,651 $7,635,196
(a) Foreign currency holdings, cost $833,844.
(b) Foreign currency holdings, cost $-2,471.
(c) Foreign currency holdings, cost $-113.
(d) Foreign currency holdings, cost $-101.
(e) Foreign currency holdings, cost $-6,698.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$57,990,101 $38,131,103 $1,154,609,865 $167,190,636 $192,042,660 $785,211,112 $1,357,821,117
$— $310,377 $74,880,583 $29,862,426 $887,878 $73,408,759 $23,572,364
66,701,188 51,356,790 1,464,468,706 162,192,784 276,221,500 761,725,459 1,278,681,168
— 310,377 76,869,553 29,884,009 887,878 73,418,353 23,572,364
— 352 67,230 — — 8,902 485
831,454
(a)
— — — — — —
— — — — — — —
349,764 27,410 2,640,479 872,336 261,106 12,097,032 16,467,709
2,932 2,900 5,959 3,132 3,368 4,434 5,495
386,681 97,909 646,842 — 551,962 10,762 1,093,366
— — — 1,387,594 — — 10,260,277
— 103,757 — — 23,075 — 169,036
2,624 1,229 — — 1,140 — —
6,000 — 95,630 1,594 — — —
— — — — — — —
68,280,643 51,900,724 1,544,794,399 194,341,449 277,950,029 847,264,942 1,330,249,900
65,633 17,909 59,615 19,958 22,538 24,428 31,342
582,998 — — — — — —
— — 6,089
(e)
— — — —
53,178 — 631,079 — 831,435 — —
— — — 31,350,422 — 3,274,154 3,966,243
— 31,380 3,572,900 — — 47,427,355 20,691,693
466,435 — — — — — —
20,267 — 56,961 46,439 — 40,173 —
— 2,205 1,759,675 2,391 — — 162,985
4,946 853 70,712 4,684 18,746 26,004 42,846
93 72 2,146 228 388 1,105 1,821
303 303 315 303 303 571 602
13,226 5,000 83,753 24,958 13,649 78,182 119,132
— — — — — — —
— — — 89 — — —
1,207,079 57,722 6,243,245 31,449,472 887,059 50,871,972 25,016,664
58,391,360 39,148,935 1,127,502,022 189,320,838 191,388,691 945,199,303 1,513,986,922
8,682,204 12,694,067 411,049,132 (26,428,861) 85,674,279 (148,806,333) (208,753,686)
$67,073,564 $51,843,002 $1,538,551,154 $162,891,977 $277,062,970 $796,392,970 $1,305,233,236
5,258,374 2,855,535 107,379,481 16,933,924 10,713,453 192,802,261 150,442,200
$12.76 $18.16 $14.33 $9.62 $25.86 $4.13 $8.68
$— $29,112 $3,451,817 $— $— $45,539,085 $20,039,502

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 28, 2024 (unaudited)
International
Allocation
Portfolio
International
Index Portfolio
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Assets
Investments in unaffiliated securities at cost $1,151,509,317 $153,501,278 $1,463,623,582 $563,659,118
Investments in affiliated securities at cost $58,052,815 $3,052,095 $81,625,455 $11,685,097
Investments in unaffiliated securities at value (#) 1,356,530,562 200,297,469 2,790,390,614 1,850,562,935
Investments in affiliated securities at value 58,052,815 3,052,095 81,625,455 11,685,097
Cash — — 15 20,675
Foreign currency 1,821,881
(a)
6,390
(b)
— —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 7,740,408 986,344 1,172,948 1,004,131
Prepaid expenses 5,788 3,227 8,486 6,546
Receivable for:
Investments sold 727,745 — 2,887,817 66,983
Fund shares sold — 1,033 175 —
Expense reimbursements — — — —
Variation margin on open future contracts 200,706 4,197 — —
Total Assets 1,425,079,905 204,350,755 2,876,085,510 1,863,346,367
Liabilities
Accrued expenses 144,150 48,493 46,701 40,132
Cash overdraft 492,653 — — —
Foreign currency overdraft — — — —
Payable for:
Investments purchased 107,207 — — —
Investments purchased on a delayed-delivery basis — — — —
Return of collateral for securities loaned 4,219,800 324,900 — 395,100
Foreign capital gain tax liability 869,000 — — —
Fund shares redeemed 25,011 — 434,565 300,721
Variation margin on open future contracts 68,279 — — 57,575
Investment advisory fees 75,898 3,354 94,479 29,120
Administrative service fees 1,981 285 4,015 2,603
Director fees 374 303 2,938 1,928
Director deferred compensation 108,036 5,000 177,404 74,493
Expense reimbursements — — — —
Contingent liabilities % — — — —
Total Liabilities 6,112,389 382,335 760,102 901,672
Net Assets
Capital stock (beneficial interest) 1,296,081,457 156,788,043 1,438,441,636 549,996,394
Distributable earnings/(accumulated loss) 122,886,059 47,180,377 1,436,883,772 1,312,448,301
Total Net Assets $1,418,967,516 $203,968,420 $2,875,325,408 $1,862,444,695
Shares of beneficial interest outstanding 147,103,466 14,956,440 53,716,734 25,943,004
Net asset value per share $9.65 $13.64 $53.53 $71.79
(#) Includes securities on loan of $4,019,920 $309,255 $— $386,181
(a) Foreign currency holdings, cost $1,826,436.
(b) Foreign currency holdings, cost $6,108.
(c) Foreign currency holdings, cost $-216,236.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$2,101,511,764 $ 762,251,215 $43,293,216 $70,675,170 $451,338,502 $1,687,507,397 $43,287,802
$45,034,951 $4,399,607 $1,071,751 $949,993 $ 12,908,441 $67,134,313 $1,084,388
2,844,463,948 748,678,726 48,792,967 84,813,877 643,541,258 2,291,119,701 48,892,071
45,039,709 4,399,607 1,071,751 949,993 12,908,441 67,152,674 1,084,388
446 8,714 20 — — 1,094 —
— — — — — — —
— — 93,963 — — — —
3,349,279 6,650,724 124,401 25,720 649,008 1,657,863 61,058
8,826 4,334 2,900 2,972 4,173 7,818 2,902
— — — — — 31,331,269 —
122,535 — — 7,377 636 — 37,975
— — — 1,161 — — 1,083
— — 2,340 — 9,520 — —
2,892,984,743 759,742,105 50,088,342 85,801,100 657,113,036 2,391,270,419 50,079,477
38,774 27,344 23,487 17,788 31,143 38,261 16,535
— — — — — — —
— — 216,236
(c)
— — — —
4,743,002 — 63 — — 13,903,411 —
— 15,564,568 — — — — —
8,015,850 4,399,607 — — 5,322,100 1,375,500 286,750
— — — — — — —
— 75,811 39,501 — 6,949 132,041 —
— — — — — — —
141,457 24,202 2,461 5,257 10,642 121,235 3,050
4,008 1,029 70 119 904 3,296 69
636 338 303 303 718 1,281 303
88,598 88,842 5,724 5,000 24,685 129,059 5,000
— — 635 — — — —
— — — — — — —
13,032,325 20,181,741 288,480 28,467 5,397,141 15,704,084 311,707
1,888,239,056 768,725,622 42,238,344 80,887,484 455,319,664 1,603,819,232 42,463,154
991,713,362 (29,165,258) 7,561,518 4,885,149 196,396,231 771,747,103 7,304,616
$2,879,952,418 $739,560,364 $49,799,862 $85,772,633 $651,715,895 $2,375,566,335 $49,767,770
127,828,289 76,630,648 3,707,000 6,100,085 30,213,478 117,586,125 2,858,437
$22.53 $9.65 $13.43 $14.06 $21.57 $20.20 $17.41
$7,843,266 $4,243,512 $— $— $5,209,925 $1,337,280 $276,830

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 28, 2024 (unaudited)
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Assets
Investments in unaffiliated securities at cost $3,743,658,898 $2,143,829,509 $2,076,481,824
Investments in affiliated securities at cost $4,261,857,221 $3,541,724,813 $1,772,445,093
Investments in unaffiliated securities at value (#) 4,522,583,049 2,795,679,742 2,189,784,759
Investments in affiliated securities at value 4,947,880,333 4,168,099,919 1,906,356,329
Cash 401,177 277,700 192,640
Initial margin deposit on open futures contracts — — 45,300
Dividends and interest receivable 20,540,080 9,644,906 14,372,726
Prepaid expenses 22,100 17,017 11,186
Receivable for:
Investments sold 5,982,884 4,482,579 3,088,559
Investments sold on a delayed-delivery basis 4,835,896 1,180,832 10,186,934
Fund shares sold — — —
Expense reimbursements 151,384 136,538 49,120
Variation margin on open future contracts 201,092 158,182 236,886
Variation margin on open swap contracts — — —
Total Assets 9,502,597,995 6,979,677,415 4,124,324,439
Liabilities
Accrued expenses 91,019 82,968 63,164
Cash overdraft — — —
Foreign currency overdraft 4,760
(a)
5,474
(b)
704
(c)
Payable for:
Investments purchased 1,862,134 1,329,025 1,360,290
Investments purchased on a delayed-delivery basis 117,622,646 46,161,372 88,504,526
Return of collateral for securities loaned 10,168,983 4,299,373 7,277,244
Fund shares redeemed 5,035,448 430,320 3,182,408
Variation margin on open future contracts 10,323,350 7,682,649 2,802,464
Investment advisory fees 457,641 370,124 187,287
Administrative service fees 13,076 9,649 5,631
Director fees 10,234 7,485 4,473
Director deferred compensation 341,953 225,911 172,105
Contingent liabilities % — — —
Mortgage dollar roll deferred revenue 1,367 617 902
Total Liabilities 145,932,611 60,604,967 103,561,198
Net Assets
Capital stock (beneficial interest) 7,463,668,311 5,323,390,621 3,643,632,191
Distributable earnings/(accumulated loss) 1,892,997,073 1,595,681,827 377,131,050
Total Net Assets $9,356,665,384 $6,919,072,448 $4,020,763,241
Shares of beneficial interest outstanding 634,026,074 426,568,485 315,837,248
Net asset value per share $14.76 $16.22 $12.73
(#) Includes securities on loan of $9,777,967 $4,140,072 $6,985,117
(a) Foreign currency holdings, cost $-4,762.
(b) Foreign currency holdings, cost $-5,474.
(c) Foreign currency holdings, cost $-704.
(d) Foreign currency holdings, cost $-1,255.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$444,014,670 $40,108,522 $144,989,818 $108,627,703 $99,215,981 $758,095,103 $853,380,724
$— $6,224,829 $26,169,113 $1,216,137 $2,685,003 $22,030,710 $3,912,868
444,014,670
*
38,211,635 139,698,496 144,833,007 122,996,498 991,373,937 1,023,200,585
— 5,740,742 24,080,514 1,216,137 2,685,003 22,030,710 3,912,868
8,298 1,525 5,644 — — — —
— — — — — — —
1,129,925 382,641 1,387,545 644,002 59,142 1,136,324 792,368
3,674 2,888 3,126 3,097 3,059 4,916 4,959
— 52,099 144,495 — 1,080,509 146,626 7,070,798
— — 855,049 — — — —
— — 218,509 — 6,953 7 —
— 378 — — 717 — —
— — — — — 4,900 —
— 586 926 — — — —
445,156,567 44,392,494 166,394,304 146,696,243 126,831,881 1,014,697,420 1,034,981,578
19,816 23,857 27,061 22,174 19,646 35,189 28,821
— — — 2 2 — —
— — — — 1,255
(d)
— —
10,396,681 51,145 192,718 — 251,317 196,040 2,392,449
6,942,697 28,744 3,484,588 — — — —
— 981,501 3,079,978 — — 20,727,920 —
259,219 46,510 — 48,701 — 102,011 15,763
— — 1,289 4,778 — — —
8,691 1,958 6,533 8,884 8,219 16,087 55,290
591 61 222 201 175 1,367 1,427
418 303 303 303 303 1,096 542
— 5,725 14,933 24,620 5,606 45,246 74,361
— — — — — — —
— — 2 — — — —
17,628,113 1,139,804 6,807,627 109,663 286,523 21,124,956 2,568,653
427,516,048 51,412,416 190,896,657 106,960,078 112,095,403 755,872,743 867,687,920
12,406 (8,159,726) (31,309,980) 39,626,502 14,449,955 237,699,721 164,725,005
$427,528,454 $43,252,690 $159,586,677 $146,586,580 $126,545,358 $993,572,464 $1,032,412,925
427,499,887 4,729,101 17,918,964 5,928,487 7,876,325 50,159,395 55,835,749
$1.00 $9.15 $8.91 $24.73 $16.07 $19.81 $18.49
$— $947,334 $2,967,647 $— $— $20,228,938 $—

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 28, 2024 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $ 6,477,006 $ 1,106,051 $ 1,226,214 $ 1,145,540
Interest 2,106,674 — 4,654,557 11,511,354
Income from mortgage dollar rolls 1,937 — 788 50
Affiliated income from securities loaned, net 349 10,839 22,067 41,687
Income from affiliated investments 7,160,631 114,976 765,285 627,104
Non cash income from affiliated investments 9,897,905 — 605,777 1,469,680
Foreign tax withholding (17,976) (13,025) (2,857) (1,821)
Total Investment Income 25,626,526 1,218,841 7,271,831 14,793,594
Expenses
Adviser fees 7,346,432 485,620 1,107,158 1,256,738
Administrative service fees 218,413 55,010 74,221 93,412
Audit and legal fees 27,085 19,275 20,766 20,540
Custody fees 36,955 3,379 30,610 33,645
Insurance expenses 4,378 1,934 2,287 2,661
Printing and postage expenses 19,739 6,683 9,323 12,349
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 44,491 6,421 11,429 15,546
Other expenses 20,709 9,453 52,730 56,415
Total Expenses Before Reimbursement 7,720,702 590,275 1,311,024 1,493,806
Less:
Reimbursement from adviser (1,712,902) — — —
Total Net Expenses 6,007,800 590,275 1,311,024 1,493,806
Net Investment Income/(Loss) 19,618,726 628,566 5,960,807 13,299,788
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 46,668,560 2,246,992 7,066,057 3,298,993
Affiliated investments 667,273 — (97,672) (689,585)
Distributions of realized capital gains from affiliated
investments 7,096,314 — — —
Futures contracts 45,603,285 — 753,730 4,719,746
Foreign currency transactions (2,890) (483) (612) (790)
Swap agreements (3,737) — (80,026) (442,815)
Change in net unrealized appreciation/(depreciation) on:
Investments 47,315,217 17,680,174 3,144,901 (2,173,104)
Affiliated investments 24,772,405 — 1,538,521 1,090,591
Futures contracts (70,452) — (789,578) (627,451)
Foreign currency transactions 50,782 (1,583) 9,941 18,575
Swap agreements — — 50,771 217,586
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 172,096,757 19,925,100 11,596,033 5,411,746
Net Increase/(Decrease) in Net Assets Resulting
From Operations $ 191,715,483 $ 20,553,666 $ 17,556,840 $ 18,711,534
(a) Includes foreign capital gain taxes paid of  $165,359.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$ 1,377,055 $ 321,043 $ 14,558,222 $ — $ 2,163,898 $ 854,526 $ —
2,928 2,623 7,269,946 2,919,899 — 24,999,283 30,822,961
— — — 329 — — —
— 754 17,261 — — 173,784 83,342
8,845 9,369 — 663,433 16,593 518,694 359,026
— — — — — — —
(149,619) (145) (621,643) — (1,438) — —
1,239,209 333,644 21,223,786 3,583,661 2,179,053 26,546,287 31,265,329
293,505 47,261 4,264,521 282,096 1,130,714 1,551,273 2,583,812
45,544 44,017 169,523 53,702 63,400 105,929 149,812
37,445 18,924 24,643 23,899 19,612 20,574 21,913
95,558 2,460 85,984 4,483 4,394 7,142 8,993
1,809 1,773 3,634 1,955 2,101 2,778 3,550
7,143 5,281 14,006 7,714 10,219 17,969 15,452
2,500 2,500 2,500 2,500 2,500 2,500 2,500
6,267 5,461 13,359 7,365 6,321 17,098 21,677
32,152 10,028 38,322 14,743 9,396 37,428 30,045
521,923 137,705 4,616,492 398,457 1,248,657 1,762,691 2,837,754
(146,889) (54,998) — — (68,824) — —
375,034 82,707 4,616,492 398,457 1,179,833 1,762,691 2,837,754
864,175 250,937 16,607,294 3,185,204 999,220 24,783,596 28,427,575
(45,392)
(a)
39,321 54,173,645 (5,352,880) 883,394 (16,978,768) (19,856,303)
— — 6,241 — — — —
— — — — — — —
248,387 65,803 41,594,567 (250,824) — — 864,732
(65,965) — (96,928) — — — —
— — — — — (1,178,236) (1,938,868)
4,647,503 6,181,514 30,526,419 1,793,203 14,607,286 10,475,947 (5,586,303)
— — 5,550,061 — — — —
(115,991) (14,540) (5,120,937) (482,820) — — (2,617,321)
(13,427) — (76,739) — (1,877) — —
— — — — — 786,304 1,293,918
(115,166) — — — — — —
4,539,949 6,272,098 126,556,329 (4,293,321) 15,488,803 (6,894,753) (27,840,145)
$ 5,404,124 $ 6,523,035 $ 143,163,623 $ (1,108,117) $ 16,488,023 $ 17,888,843 $ 587,430

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 28, 2024 (unaudited)
International
Allocation
Portfolio
International
Index Portfolio
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Investment Income
Dividends $28,042,102 $4,233,571 $10,622,374 $12,455,205
Interest 374,498 5,285 — 23,182
Affiliated income from securities loaned, net 34,642 2,783 — 10,003
Income from affiliated investments 1,558,504 82,438 1,482,039 248,185
Foreign tax withholding (2,139,498) (238,437) (51,994) (3,181)
Total Investment Income 27,870,248 4,085,640 12,052,419 12,733,394
Expenses
Adviser fees 4,483,057 195,280 5,274,775 1,670,957
Administrative service fees 156,923 56,599 264,178 187,572
Audit and legal fees 37,850 16,174 25,810 23,646
Custody fees 244,243 47,320 12,444 16,433
Insurance expenses 3,564 1,962 4,808 3,896
Pricing service fees — 51,478 — —
Printing and postage expenses 20,535 7,269 28,957 22,183
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 16,733 5,461 63,803 38,361
Other expenses 90,446 24,416 19,133 17,508
Total Expenses Before Reimbursement 5,055,851 408,459 5,696,408 1,983,056
Less:
Reimbursement from adviser — — — —
Total Net Expenses 5,055,851 408,459 5,696,408 1,983,056
Net Investment Income/(Loss) 22,814,397 3,677,181 6,356,011 10,750,338
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 32,114,493
(a)
(901,727) 112,280,626 28,647,501
Futures contracts 5,589,707 199,993 — 1,404,445
Foreign currency transactions (340,279) (21,560) — —
Change in net unrealized appreciation/(depreciation) on:
Investments 10,435,498 7,388,333 359,551,954 208,162,620
Futures contracts (2,791,301) (85,828) — (143,605)
Foreign currency transactions (273,008) (28,914) — —
Foreign capital gain tax liability (314,945) — — —
Net Realized and Unrealized Gains/(Losses) 44,420,165 6,550,297 471,832,580 238,070,961
Net Increase/(Decrease) in Net Assets Resulting
From Operations $67,234,562 $10,227,478 $478,188,591 $248,821,299
(a) Includes foreign capital gain taxes paid of  $245,735.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$34,525,182 $100,529 $697,926 $202,537 $4,950,206 $13,728,013 $549,288
13 15,349,486 1,144 — 16,009 — —
33,096 17,428 212 769 9,825 9,805 5
1,175,946 — 21,322 38,486 139,123 2,111,242 17,487
(135,372) — (33,710) — — — (1,543)
35,598,865 15,467,443 686,894 241,792 5,115,163 15,849,060 565,237
8,333,984 1,481,279 148,968 308,955 637,857 7,399,926 187,038
276,130 102,954 44,221 47,003 94,218 241,342 44,240
27,378 30,618 20,176 19,018 20,646 25,474 18,958
35,085 6,204 8,091 3,694 10,986 19,711 2,232
5,200 2,834 1,789 1,811 2,509 4,670 1,789
— — — — — — —
13,321 9,646 4,918 5,023 16,062 21,967 4,360
2,500 2,500 2,500 2,500 2,500 2,500 2,500
19,200 14,467 5,541 5,461 14,035 33,012 5,461
17,072 32,359 10,572 8,893 12,371 16,790 8,910
8,729,870 1,682,861 246,776 402,358 811,184 7,765,392 275,488
— — (23,324) (52,210) — — (53,536)
8,729,870 1,682,861 223,452 350,148 811,184 7,765,392 221,952
26,868,995 13,784,582 463,442 (108,356) 4,303,979 8,083,668 343,285
213,061,467 (1,944,916) 1,896,297 1,907,544 20,797,273 160,920,803 1,755,297
— — 70,423 — (330,285) — —
(41,404) — (3,633) — — — (205)
(45,608,511) 4,933,547 377,657 230,246 13,180,707 (64,397,963) (1,051,618)
— — (11,162) — (173,159) — —
(50,135) — (4,984) — — — (9)
— — — — — — —
167,361,417 2,988,631 2,324,598 2,137,790 33,474,536 96,522,840 703,465
$194,230,412 $16,773,213 $2,788,040 $2,029,434 $37,778,515 $104,606,508 $1,046,750

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 28, 2024 (unaudited)
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Investment Income
Dividends $15,273,935 $11,784,479 $4,151,279
Interest 40,617,270 14,525,167 32,979,692
Income from mortgage dollar rolls 3,096 1,315 2,005
Affiliated income from securities loaned, net 39,376 15,181 31,391
Income from affiliated investments 29,111,109 21,703,025 12,125,425
Non cash income from affiliated investments 62,777,989 52,002,045 26,248,955
Foreign tax withholding (35,902) (27,135) (8,292)
Total Investment Income 147,786,873 100,004,077 75,530,455
Expenses
Adviser fees 27,321,889 21,853,883 11,431,261
Administrative service fees 820,515 609,344 383,829
Audit and legal fees 47,539 40,297 32,954
Custody fees 81,078 65,826 44,576
Insurance expenses 14,471 10,691 7,707
Pricing service fees — — —
Printing and postage expenses 33,136 33,121 17,624
Transfer agent fees 2,500 2,500 2,500
Directors' fees 204,492 145,816 93,047
Other expenses 72,810 63,992 56,510
Total Expenses Before Reimbursement 28,598,430 22,825,470 12,070,008
Less:
Reimbursement from adviser (9,035,873) (8,139,106) (2,988,248)
Total Net Expenses 19,562,557 14,686,364 9,081,760
Net Investment Income/(Loss) 128,224,316 85,317,713 66,448,695
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 162,713,866 107,403,566 39,330,051
Affiliated investments (5,025,380) 4,047,225 (5,234,127)
Distributions of realized capital gains from affiliated investments 50,582,176 44,032,219 11,036,530
Futures contracts 146,324,675 107,182,810 49,432,864
Foreign currency transactions (33,755) (14,676) (8,321)
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 97,239,004 103,749,415 (2,706,341)
Affiliated investments 90,658,453 91,421,976 25,472,862
Futures contracts (10,386,817) 1,978,860 (11,057,718)
Foreign currency transactions 253,477 179,184 121,621
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) 532,325,699 459,980,579 106,387,421
Net Increase/(Decrease) in Net Assets Resulting
From Operations $660,550,015 $545,298,292 $172,836,116

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$1,889 $217,341 $ 143,738 $2,675,220 $305,682 $8,560,750 $5,883,316
10,988,179 863,287 3,558,474 2,607 — 8,896 —
— — 188 — — — —
— 6,812 17,575 — 21 64,594 26,240
— 26,133 232,196 29,272 72,017 22,860 463,417
— 101,348 431,439 — — — —
— — — — (2,435) (6,735) (30,318)
10,990,068 1,214,921 4,383,610 2,707,099 375,285 8,650,365 6,342,655
506,124 124,619 396,666 543,937 491,460 983,880 3,273,173
74,416 43,852 53,487 52,329 50,444 123,630 124,429
19,332 19,602 19,485 19,247 19,139 21,896 21,747
4,479 10,396 15,575 3,056 6,268 17,569 8,337
2,258 1,788 1,960 1,932 1,862 2,993 2,949
— 17,164 42,557 — — — —
8,431 4,330 6,322 10,173 6,013 18,873 14,423
2,500 2,500 2,500 2,500 2,500 2,500 2,500
6,971 5,542 6,421 7,322 5,531 22,774 16,038
7,422 6,472 10,157 9,087 8,934 14,884 11,885
631,933 236,265 555,130 649,583 592,151 1,208,999 3,475,481
— (57,267) — — (14,686) — —
631,933 178,998 555,130 649,583 577,465 1,208,999 3,475,481
10,358,135 1,035,923 3,828,480 2,057,516 (202,180) 7,441,366 2,867,174
5,604 (899,424) (2,285,366) 2,308,497 5,119,321 18,001,899 15,290,947
— (170,221) (412,562) — — — 1,257
— — — — — — —
— — (62,032) 166,090 — 19,314 —
— — — — (102) — (1,804)
— (68,674) (106,561) — — — —
— 935,547 1,034,565 (8,694,571) 773,851 (34,675,350) 28,620,574
— 166,698 404,662 — — — (1,257)
— — (39,018) (39,703) — (65,572) —
— — — — (3) — 124
— 38,620 67,605 — — — —
5,604 2,546 (1,398,707) (6,259,687) 5,893,067 (16,719,709) 43,909,841
$10,363,739 $1,038,469 $2,429,773 $(4,202,171) $5,690,887 $(9,278,343) $46,777,015

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $19,618,726 $29,767,993 $628,566 $1,275,757
Net realized gains/(losses) 100,028,805 79,949,780 2,246,509 4,235,686
Change in net unrealized appreciation/(depreciation) 72,067,952 227,400,792 17,678,591 25,446,469
Net Change in Net Assets Resulting From Operations
191,715,483 337,118,565 20,553,666 30,957,912
Distributions to Shareholders
From net investment income/net realized gains (115,708,445) (67,126,159) (5,790,675) (2,084,328)
Total Distributions to Shareholders
(115,708,445) (67,126,159) (5,790,675) (2,084,328)
Capital Stock Transactions
Sold 10,403,546 24,829,384 4,915,354 5,773,356
Distributions reinvested 115,708,445 67,126,159 5,790,675 2,084,328
Redeemed (55,153,292) (78,941,359) (6,466,437) (10,883,860)
Total Capital Stock Transactions 70,958,699 13,014,184 4,239,592 (3,026,176)
Net Increase/(Decrease) in Net Assets 146,965,737 283,006,590 19,002,583 25,847,408
Net Assets, Beginning of Period 2,052,086,394 1,769,079,804 168,749,945 142,902,537
Net Assets, End of Period $2,199,052,131 $2,052,086,394 $187,752,528 $168,749,945
Capital Stock Share Transactions
Sold 552,498 1,519,389 295,848 396,164
Distributions reinvested 6,271,460 4,087,351 337,085 143,588
Redeemed (2,960,773) (4,773,504) (386,461) (758,601)
Total Capital Stock Share Transactions
3,863,185 833,236 246,472 (218,849)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio
Emerging Markets Equity
Portfolio ESG Index Portfolio
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
$5,960,807 $13,928,403 $13,299,788 $29,597,543 $864,175 $1,312,174 $250,937 $487,096
7,641,477 (422,635) 6,885,549 (10,561,794) 137,030 7,197,186 105,124 41,686
3,954,556 34,372,533 (1,473,803) 45,845,673 4,402,919 (2,680,453) 6,166,974 9,255,941
17,556,840 47,878,301 18,711,534 64,881,422 5,404,124 5,828,907 6,523,035 9,784,723
(13,880,068) (11,188,315) (29,822,048) (26,229,742) (7,023,377) (2,033,309) (480,266) (398,109)
(13,880,068) (11,188,315) (29,822,048) (26,229,742) (7,023,377) (2,033,309) (480,266) (398,109)
520,250 4,130,830 1,183,605 2,518,434 570,645 1,826,737 3,988,050 5,437,588
13,880,068 11,188,315 29,822,048 26,229,742 7,023,377 2,033,309 480,266 398,109
(25,682,150) (42,761,945) (50,736,942) (98,545,138) (5,644,693) (8,528,526) (2,971,116) (6,029,937)
(11,281,832) (27,442,800) (19,731,289) (69,796,962) 1,949,329 (4,668,480) 1,497,200 (194,240)
(7,605,060) 9,247,186 (30,841,803) (31,145,282) 330,076 (872,882) 7,539,969 9,192,374
414,203,161 404,955,975 658,494,652 689,639,934 66,743,488 67,616,370 44,303,033 35,110,659
$406,598,101 $414,203,161 $627,652,849 $658,494,652 $67,073,564 $66,743,488 $51,843,002 $44,303,033
35,310 301,356 157,161 349,145 43,149 142,147 230,322 384,531
937,836 811,347 4,045,203 3,687,422 549,818 159,228 26,232 27,271
(1,728,139) (3,088,988) (6,745,528) (13,712,334) (419,766) (672,620) (171,624) (428,190)
(754,993) (1,976,285) (2,543,164) (9,675,767) 173,201 (371,245) 84,930 (16,388)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Portfolio Government Bond Portfolio
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $16,607,294 $29,545,191 $3,185,204 $5,482,465
Net realized gains/(losses) 95,677,525 69,505,819 (5,603,704) (6,676,707)
Change in net unrealized appreciation/(depreciation) 30,878,804 176,467,262 1,310,383 8,242,004
Net Change in Net Assets Resulting From Operations
143,163,623 275,518,272 (1,108,117) 7,047,762
Distributions to Shareholders
From net investment income/net realized gains (76,520,307) (17,219,622) (3,211,533) (5,465,877)
Total Distributions to Shareholders
(76,520,307) (17,219,622) (3,211,533) (5,465,877)
Capital Stock Transactions
Sold 1,007,774 2,226,789 4,442,700 8,716,464
Distributions reinvested 76,520,307 17,219,622 3,211,533 5,465,877
Redeemed (120,186,816) (25,264,637) (8,440,891) (16,063,827)
Total Capital Stock Transactions (42,658,735) (5,818,226) (786,658) (1,881,486)
Net Increase/(Decrease) in Net Assets 23,984,581 252,480,424 (5,106,308) (299,601)
Net Assets, Beginning of Period 1,514,566,573 1,262,086,149 167,998,285 168,297,886
Net Assets, End of Period $1,538,551,154 $1,514,566,573 $162,891,977 $167,998,285
Capital Stock Share Transactions
Sold 71,508 176,801 459,961 889,423
Distributions reinvested 5,334,842 1,363,930 333,750 563,281
Redeemed (8,336,779) (2,026,651) (874,695) (1,658,891)
Total Capital Stock Share Transactions
(2,930,429) (485,920) (80,984) (206,187)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Healthcare Portfolio High Yield Portfolio Income Portfolio
International Allocation
Portfolio
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
$999,220 $2,073,207 $24,783,596 $44,974,416 $28,427,575 $54,217,926 $22,814,397 $35,137,131
883,394 14,659,385 (18,157,004) (16,238,131) (20,930,439) (49,884,489) 37,363,921 31,162,971
14,605,409 (5,859,750) 11,262,251 55,930,203 (6,909,706) 110,004,526 7,056,244 168,261,674
16,488,023 10,872,842 17,888,843 84,666,488 587,430 114,337,963 67,234,562 234,561,776
(16,102,046) (5,279,795) (24,880,527) (45,526,276) (28,534,041) (53,626,044) (43,800,967) (34,806,806)
(16,102,046) (5,279,795) (24,880,527) (45,526,276) (28,534,041) (53,626,044) (43,800,967) (34,806,806)
562,978 2,421,979 12,119,065 15,867,077 23,542,287 28,780,131 793,849 1,112,872
16,102,046 5,279,795 24,880,527 45,523,479 28,534,041 53,625,259 43,800,967 34,806,806
(17,365,383) (26,844,512) (19,555,572) (42,166,210) (54,663,672) (64,263,387) (21,989,543) (372,131,724)
(700,359) (19,142,738) 17,444,020 19,224,346 (2,587,344) 18,142,003 22,605,273 (336,212,046)
(314,382) (13,549,691) 10,452,336 58,364,558 (30,533,955) 78,853,922 46,038,868 (136,457,076)
277,377,352 290,927,043 785,940,634 727,576,076 1,335,767,191 1,256,913,269 1,372,928,648 1,509,385,724
$277,062,970 $277,377,352 $796,392,970 $785,940,634 $1,305,233,236 $1,335,767,191 $1,418,967,516 $1,372,928,648
21,283 97,213 2,934,164 3,927,884 2,707,283 3,350,801 81,390 123,637
624,360 211,940 6,030,473 11,280,020 3,286,285 6,260,515 4,529,292 3,910,701
(642,693) (1,077,471) (4,741,832) (10,515,699) (6,302,346) (7,621,699) (2,267,738) (42,399,991)
2,950 (768,318) 4,222,805 4,692,205 (308,778) 1,989,617 2,342,944 (38,365,653)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Index Portfolio Large Cap Growth Portfolio
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $3,677,181 $4,574,585 $6,356,011 $12,021,577
Net realized gains/(losses) (723,294) (560,603) 112,280,626 189,372,139
Change in net unrealized appreciation/(depreciation) 7,273,591 24,069,494 359,551,954 608,313,469
Net Change in Net Assets Resulting From Operations
10,227,478 28,083,476 478,188,591 809,707,185
Distributions to Shareholders
From net investment income/net realized gains (5,363,436) (3,566,633) (196,982,340) (237,707,488)
Total Distributions to Shareholders
(5,363,436) (3,566,633) (196,982,340) (237,707,488)
Capital Stock Transactions
Sold 4,312,285 10,971,206 8,485,802 20,324,443
Distributions reinvested 5,363,436 3,566,633 196,982,340 237,707,488
Redeemed (1,559,734) (1,835,034) (79,775,963) (113,454,143)
Total Capital Stock Transactions 8,115,987 12,702,805 125,692,179 144,577,788
Net Increase/(Decrease) in Net Assets 12,980,029 37,219,648 406,898,430 716,577,485
Net Assets, Beginning of Period 190,988,391 153,768,743 2,468,426,978 1,751,849,493
Net Assets, End of Period $203,968,420 $190,988,391 $2,875,325,408 $2,468,426,978
Capital Stock Share Transactions
Sold 314,286 883,630 163,232 477,457
Distributions reinvested 391,881 282,257 3,676,779 5,629,171
Redeemed (114,401) (146,586) (1,520,899) (2,634,686)
Total Capital Stock Share Transactions
591,766 1,019,301 2,319,112 3,471,942

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio Limited Maturity Bond Portfolio Low Volatility Equity Portfolio
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
$10,750,338 $22,297,789 $26,868,995 $50,151,259 $13,784,582 $25,179,361 $463,442 $994,012
30,051,946 19,875,278 213,020,063 77,213,088 (1,944,916) (8,379,500) 1,963,087 1,376,157
208,019,015 312,055,174 (45,658,646) 184,543,845 4,933,547 31,763,272 361,511 1,653,110
248,821,299 354,228,241 194,230,412 311,908,192 16,773,213 48,563,133 2,788,040 4,023,279
(42,473,440) (28,860,404) (124,942,249) (170,861,739) (14,024,903) (25,324,293) (1,831,760) (705,125)
(42,473,440) (28,860,404) (124,942,249) (170,861,739) (14,024,903) (25,324,293) (1,831,760) (705,125)
4,119,101 10,639,416 2,207,339 10,670,722 4,413,145 8,064,018 556,283 2,034,492
42,473,440 28,860,404 124,942,249 170,861,739 14,024,903 25,322,905 1,831,760 705,125
(59,955,362) (87,204,882) (33,529,396) (80,465,793) (50,256,130) (91,325,721) (4,380,420) (8,926,378)
(13,362,821) (47,705,062) 93,620,192 101,066,668 (31,818,082) (57,938,798) (1,992,377) (6,186,761)
192,985,038 277,662,775 162,908,355 242,113,121 (29,069,772) (34,699,958) (1,036,097) (2,868,607)
1,669,459,657 1,391,796,882 2,717,044,063 2,474,930,942 768,630,136 803,330,094 50,835,959 53,704,566
$1,862,444,695 $1,669,459,657 $2,879,952,418 $2,717,044,063 $739,560,364 $768,630,136 $49,799,862 $50,835,959
59,941 190,670 95,759 494,922 459,231 856,452 40,900 161,081
588,889 495,292 5,575,016 8,486,398 1,458,316 2,683,481 137,012 55,691
(879,420) (1,504,655) (1,471,716) (3,880,240) (5,228,873) (9,691,579) (323,121) (703,707)
(230,590) (818,693) 4,199,059 5,101,080 (3,311,326) (6,151,646) (145,209) (486,935)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Portfolio Mid Cap Index Portfolio
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $(108,356) $(206,618) $4,303,979 $8,534,323
Net realized gains/(losses) 1,907,544 (3,634,429) 20,466,988 11,073,693
Change in net unrealized appreciation/(depreciation) 230,246 14,225,202 13,007,548 69,686,465
Net Change in Net Assets Resulting From Operations
2,029,434 10,384,155 37,778,515 89,294,481
Distributions to Shareholders
From net investment income/net realized gains – – (18,759,469) (28,784,021)
Total Distributions to Shareholders
– – (18,759,469) (28,784,021)
Capital Stock Transactions
Sold 8,874,049 15,156,842 2,711,574 18,478,387
Distributions reinvested – – 18,759,469 28,784,021
Redeemed (2,876,931) (3,264,078) (22,893,227) (31,948,563)
Total Capital Stock Transactions 5,997,118 11,892,764 (1,422,184) 15,313,845
Net Increase/(Decrease) in Net Assets 8,026,552 22,276,919 17,596,862 75,824,305
Net Assets, Beginning of Period 77,746,081 55,469,162 634,119,033 558,294,728
Net Assets, End of Period $85,772,633 $77,746,081 $651,715,895 $634,119,033
Capital Stock Share Transactions
Sold 625,280 1,193,798 123,121 934,853
Distributions reinvested – – 870,267 1,504,252
Redeemed (200,106) (260,901) (1,053,880) (1,636,324)
Total Capital Stock Share Transactions
425,174 932,897 (60,492) 802,781

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
$8,083,668 $12,912,998 $343,285 $727,654 $128,224,316 $212,397,232 $85,317,713 $120,670,304
160,920,803 28,739,383 1,755,092 247,985 354,561,582 350,260,634 262,651,144 231,062,564
(64,397,963) 248,379,319 (1,051,627) 5,410,277 177,764,117 802,253,439 197,329,435 691,128,369
104,606,508 290,031,700 1,046,750 6,385,916 660,550,015 1,364,911,305 545,298,292 1,042,861,237
(38,664,728) (115,583,888) (1,329,217) (912,644) (597,681,151) (243,173,617) (372,519,232) (277,715,892)
(38,664,728) (115,583,888) (1,329,217) (912,644) (597,681,151) (243,173,617) (372,519,232) (277,715,892)
2,321,026 16,770,189 1,121,580 6,767,489 – – 203,243 109,189
38,664,728 115,583,888 1,329,217 912,644 597,681,151 243,173,617 372,519,232 277,715,892
(54,812,749) (33,895,478) (4,673,903) (14,065,941) (614,299,305) (1,008,608,020) (318,153,172) (562,781,351)
(13,826,995) 98,458,599 (2,223,106) (6,385,808) (16,618,154) (765,434,403) 54,569,303 (284,956,270)
52,114,785 272,906,411 (2,505,573) (912,536) 46,250,710 356,303,285 227,348,363 480,189,075
2,323,451,550 2,050,545,139 52,273,343 53,185,879 9,310,414,674 8,954,111,389 6,691,724,085 6,211,535,010
$2,375,566,335 $2,323,451,550 $49,767,770 $52,273,343 $9,356,665,384 $9,310,414,674 $6,919,072,448 $6,691,724,085
113,426 893,038 63,102 416,649 – – 11,985 7,603
1,919,960 6,316,439 76,602 56,740 40,412,259 17,777,669 22,937,105 18,900,981
(2,606,200) (1,813,555) (263,947) (871,381) (40,569,612) (73,590,126) (19,366,918) (38,004,391)
(572,814) 5,395,922 (124,243) (397,992) (157,353) (55,812,457) 3,582,172 (19,095,807)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderately Conservative
Allocation Portfolio Money Market Portfolio
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $66,448,695 $127,249,725 $10,358,135 $17,820,476
Net realized gains/(losses) 94,556,997 67,424,818 5,604 7,557
Change in net unrealized appreciation/(depreciation) 11,830,424 289,863,479 – 26,359
Net Change in Net Assets Resulting From Operations
172,836,116 484,538,022 10,363,739 17,854,392
Distributions to Shareholders
From net investment income/net realized gains (169,847,981) (124,193,177) (10,474,704) (17,741,635)
Total Distributions to Shareholders
(169,847,981) (124,193,177) (10,474,704) (17,741,635)
Capital Stock Transactions
Sold – – 40,218,783 118,196,178
Distributions reinvested 169,847,981 124,193,177 10,474,704 17,741,635
Redeemed (359,699,546) (639,710,501) (36,024,180) (62,251,870)
Total Capital Stock Transactions (189,851,565) (515,517,324) 14,669,307 73,685,943
Net Increase/(Decrease) in Net Assets (186,863,430) (155,172,479) 14,558,342 73,798,700
Net Assets, Beginning of Period 4,207,626,671 4,362,799,150 412,970,112 339,171,412
Net Assets, End of Period $4,020,763,241 $4,207,626,671 $427,528,454 $412,970,112
Capital Stock Share Transactions
Sold – – 40,218,783 118,196,178
Distributions reinvested 13,288,996 10,324,566 10,474,704 17,741,635
Redeemed (27,798,551) (52,956,402) (36,024,180) (62,251,870)
Total Capital Stock Share Transactions
(14,509,555) (42,631,836) 14,669,307 73,685,943

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
$1,035,923 $2,369,703 $3,828,480 $8,517,084 $2,057,516 $3,943,923 $(202,180) $(235,214)
(1,138,319) (3,527,734) (2,866,521) (6,598,446) 2,474,587 5,819,081 5,119,219 (8,318,101)
1,140,865 5,276,282 1,467,814 12,806,369 (8,734,274) 5,007,928 773,848 18,472,110
1,038,469 4,118,251 2,429,773 14,725,007 (4,202,171) 14,770,932 5,690,887 9,918,795
(2,402,861) (2,624,715) (3,861,330) (8,530,394) (9,913,512) (8,660,063) – –
(2,402,861) (2,624,715) (3,861,330) (8,530,394) (9,913,512) (8,660,063) – –
295,079 1,069,754 2,031,886 1,514,338 1,136,646 2,798,675 5,627,929 21,212,229
2,402,861 2,624,715 3,861,330 8,530,394 9,913,512 8,660,063 – –
(6,876,821) (12,689,820) (11,356,459) (34,126,190) (9,267,624) (20,068,068) (4,512,784) (4,113,187)
(4,178,881) (8,995,351) (5,463,243) (24,081,458) 1,782,534 (8,609,330) 1,115,145 17,099,042
(5,543,273) (7,501,815) (6,894,800) (17,886,845) (12,333,149) (2,498,461) 6,806,032 27,017,837
48,795,963 56,297,778 166,481,477 184,368,322 158,919,729 161,418,190 119,739,326 92,721,489
$43,252,690 $48,795,963 $159,586,677 $166,481,477 $146,586,580 $158,919,729 $126,545,358 $119,739,326
31,257 116,134 228,230 173,604 44,366 106,928 349,648 1,458,475
262,287 292,444 434,380 975,501 405,328 345,933 – –
(724,665) (1,376,554) (1,276,841) (3,907,152) (357,447) (785,901) (283,125) (292,383)
(431,121) (967,976) (614,231) (2,758,047) 92,247 (333,040) 66,523 1,166,092

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $7,441,366 $13,950,975 $2,867,174 $6,130,744
Net realized gains/(losses) 18,021,213 (7,491,732) 15,290,400 (19,057,217)
Change in net unrealized appreciation/(depreciation) (34,740,922) 136,306,310 28,619,441 123,545,170
Net Change in Net Assets Resulting From Operations
(9,278,343) 142,765,553 46,777,015 110,618,697
Distributions to Shareholders
From net investment income/net realized gains (13,730,470) (35,691,545) (6,666,739) (123,510,401)
Total Distributions to Shareholders
(13,730,470) (35,691,545) (6,666,739) (123,510,401)
Capital Stock Transactions
Sold 9,260,884 26,811,393 5,031,186 31,096,017
Distributions reinvested 13,730,470 35,691,545 6,666,739 123,510,401
Redeemed (39,659,605) (45,236,392) (14,582,960) (11,800,207)
Total Capital Stock Transactions (16,668,251) 17,266,546 (2,885,035) 142,806,211
Net Increase/(Decrease) in Net Assets (39,677,064) 124,340,554 37,225,241 129,914,507
Net Assets, Beginning of Period 1,033,249,528 908,908,974 995,187,684 865,273,177
Net Assets, End of Period $993,572,464 $1,033,249,528 $1,032,412,925 $995,187,684
Capital Stock Share Transactions
Sold 460,639 1,473,171 278,451 1,720,674
Distributions reinvested 700,209 1,954,502 362,079 7,571,148
Redeemed (2,004,573) (2,417,193) (805,904) (679,443)
Total Capital Stock Share Transactions
(843,725) 1,010,480 (165,374) 8,612,379

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-income
Portfolios, and one money market Portfolio. The assets of each
Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity. The
Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the Committee. Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a
portfolio's investment in the Private Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private Funds held by the Portfolios, if the NAV of the Private
Fund is not readily available for the daily pricing needs of the
Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of June 28, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income,
Limited Maturity Bond, Money Market and Opportunity Income Plus;
and declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call options.
The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 28, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the six months ended June 28, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, ESG Index,
Emerging Markets Equity, Global Stock, International Allocation,
International Index, Large Cap Index, Low Volatility Equity, Mid
Cap Index, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, Real Estate Securities, and
Small Cap Index used equity futures to manage exposure to the equities market.
During the six months ended June 28, 2024, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments.
These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
A realized gain or loss is recorded at the time a forward contract

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 28, 2024, Balanced Income
Plus, Diversified Income Plus, High Yield, Income, Multidimensional
Income, and Opportunity Income Plus used CDX indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Rate of Return Swaps
— A total rate of return swap
is a swap agreement between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the
Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the six months ended June 28, 2024, Aggressive Allocation used total rate of return swaps to achieve exposure to asset classes where liquid future contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 20,000,000 – 20,000,000 20,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 28, 2024, Money
Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— Emerging Markets Equity received
proceeds of $107,466.85 on September 19, 2022 in connection with a Settlement Agreement with Satyam Computer Services Ltd., which has now merged with Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement Agreement, Emerging Markets Equity must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $51,232.27, or 50%
of the gross settlement consideration paid to the Portfolio. This loss contingency has not been accrued as a liability because the amount of the potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Portfolio’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 28, 2024, no
Portfolio reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

As of June 28, 2024, the Portfolios have the following unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, the Portfolio makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund.
The capital commitment may be drawn by the general partner of the
Private Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Portfolio to certain risks. For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of June 28, 2024, private equity capital commitments were as follows:
Line of Credit
— Each Portfolio (with the exception of Money
Market) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing
under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 17, 2024 unless extended by mutual agreement of State Street Bank and Trust Company
and the Portfolios. The Portfolios had no borrowings during the six months ended June 28, 2024.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
Acrisure, LLC, Term Loan $814,029
B&G Foods, Inc., Term Loan $1,668,150
ModivCare, Inc., Term Loan $546,975
Total $3,029,154
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 120,000,000 108,073,540 9.94%
Moderate Allocation 278,500,000 250,095,103 10.20%
Moderately Aggressive
Allocation 226,500,000 201,858,955 10.88%
Moderately Conservative
Allocation 85,000,000 73,522,709 13.50%
710,000,000 633,550,307 10.77%
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

Expense Reimbursements
— For the six months ended June
28, 2024, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the six months ended June 28, 2024, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by
Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup
amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Portfolios by investing in other open-ended funds are excluded from reimbursement accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for Money Market may invest cash in other Portfolios in the Fund,
Thrivent Cash Management Trust, and Thrivent Core Funds. These
related-party transactions are subject to the same terms as non-
related party transactions. To avoid duplicate investment advisory fees, Thrivent reimburses an amount equal to any investment
advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Emerging Markets Equity 0.900% 0.900%  0.900% 0.850%
Healthcare 0.900% 0.850%  0.800%  0.750%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500% 0.500%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Emerging Markets Equity
0.900% 0.900% 0.900% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.200% 0.200% 0.250% 0.250%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Reimbursement Expiration Date
Healthcare 0.05% 4/30/2025
Portfolio
Expense
Limit Expiration Date
Emerging Markets Equity 1.15% 4/30/2025
ESG Index 0.35% 4/30/2025
Low Volatility Equity 0.90% 4/30/2025
Mid Cap Growth 0.85% 4/30/2025
Mid Cap Value 0.89% 4/30/2025
Multidimensional Income 0.79% 4/30/2025
Small Cap Growth 0.94% 4/30/2025

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the
Portfolios. Each Portfolio pays a fee equal to the sum of $80,000 plus
0.017% of the Portfolio's average daily net assets to Thrivent.  These fees are accrued daily and paid monthly.  For the six months ended
June 28, 2024, Thrivent received aggregate fees for accounting and administrative personnel and services of $4,863,232 from the Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the six months ended June 28, 2024, Thrivent Investor Services received $80,670 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $583,173 in fees from the Fund for the six months ended
June 28, 2024. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios reported in the Financial Highlights. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.  For the year ended June 28, 2024, the following expense reimbursements, as a percentage of net assets, were in effect:
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 28, 2024, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
June 28, 2024, the tax basis balance has not yet been determined.
At December 31, 2023, the following Portfolios had accumulated capital loss carryovers as follows:
Portfolio
Expense
Reimbursement Expiration Date
Aggressive Allocation 0.16% 4/30/2025
Moderate Allocation 0.19% 4/30/2025
Moderately Aggressive Allocation 0.24% 4/30/2025
Moderately Conservative Allocation 0.15% 4/30/2025
Portfolio
Capital Loss
Carryover
Balanced Income Plus $ 8,776,767
Diversified Income Plus 41,382,295
ESG Index 621,459
Government Bond 15,196,576
High Yield 102,659,305
Income 104,990,741
International Allocation 121,518,674
International Index 681,679
Limited Maturity Bond 13,163,744
Mid Cap Growth 10,417,553
Multidimensional Income 5,371,438
Opportunity Income Plus 19,913,398
Small Cap Growth 13,479,102
Small Cap Index 12,140,677
Small Cap Stock 20,551,019

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

  To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 28, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 28, 2024, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 28, 2024, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
During the six months ended June 28, 2024, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 315,969 $ 331,696
All Cap 26,971 24,937
Balanced Income Plus 79,884 83,732
Diversified Income Plus 120,528 129,406
Emerging Markets Equity 23,368 28,070
ESG Index 4,573 3,444
Global Stock 376,848 416,833
Government Bond 1,700 9,136
Healthcare 24,953 41,204
High Yield 278,866 266,382
Income 283,629 245,690
International Allocation 595,709 597,603
International Index 9,130 3,316
Large Cap Growth 559,802 652,616
Large Cap Index 16,830 68,770
Large Cap Value 485,237 489,784
Limited Maturity Bond 179,252 185,485
Low Volatility Equity 21,651 25,200
Mid Cap Growth 31,993 26,448
Mid Cap Index 62,643 81,893
Mid Cap Stock 660,964 727,692
Mid Cap Value 13,793 17,621
Moderate Allocation 1,092,910 1,451,997
Moderately Aggressive Allocation 823,259 1,048,963
Moderately Conservative Allocation 392,247 575,083
Multidimensional Income 6,901 11,010
Opportunity Income Plus 38,094 37,313
Real Estate Securities 54,808 60,815
Small Cap Growth 43,792 43,672
Small Cap Index 130,337 153,584
Small Cap Stock 244,744 228,792
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 156,452 $ 157,658
Balanced Income Plus 78,491 81,311
Diversified Income Plus 65,381 78,989
Government Bond 242,857 235,505
Income 68,548 87,075
Limited Maturity Bond 43,513 63,033
Moderate Allocation 847,282 846,948
Moderately Aggressive Allocation 302,463 297,865
Moderately Conservative Allocation 647,446 684,664
Multidimensional Income – 2,388
Opportunity Income Plus 30,576 35,089
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Aggressive Allocation 6 0.77%
Balanced Income Plus 5 0.22%
Diversified Income Plus 5 0.44%
High Yield 3 0.02%
Income 4 0.27%
Limited Maturity Bond 1 0.01%
Moderate Allocation 8 0.43%
Moderately Aggressive
Allocation 8 0.50%
Moderately Conservative
Allocation 8 0.40%
Multidimensional Income 2 0.02%
Opportunity Income Plus 5 0.54%
Portfolio Purchase Amount
Mid Cap Index $3,672,623
Large Cap Index 1,120,247
Small Cap Index 3,104,264

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
As of June 28, 2024, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of June 28, 2024, the following
Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Aggressive Allocation $1,957,065 $111,533
Balanced Income Plus 1,448,363 $95,321
Diversified Income Plus    3,350,647           320,490
Global Stock 5,799,908 567,064
Mid Cap Index 4,032,073 (1,588,330)
Mid Cap Value  786,643 52,164
Moderate Allocation 37,278,903 12,094,774
Moderately Aggressive
Allocation 17,985,557 3,161,953
Moderately Conservative
Allocation 8,367,614 2,622,908
Small Cap Index 3,397,643 2,996,816
Small Cap Stock 29,400,167 (97,662)
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total Net
Assets
All Cap Information Technology 28.5%
Emerging Markets Equity Information Technology 28.0%
Government Bond
Mortgage-Backed
Securities 48.7%
Government Bond U.S. Govt. & Agencies 37.5%
ESG Index Information Technology 35.8%
Healthcare Pharmaceuticals 31.0%
Income Financials 36.0%
Large Cap Growth Information Technology 43.1%
Large Cap Index Information Technology 32.2%
Limited Maturity Bond Financials 32.5%
Mid Cap Growth Information Technology 27.9%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio is
subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the
Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.
In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors.
These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Portfolios owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The Portfolio’s sponsor is not required to to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 28, 2024
(unaudited)

indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2024
(unaudited)
$ 17.80 $ 0.17 $ 1.50 $ 1.67 $ (0.29) $ (0.73)
Year Ended 12/31/2023 15.45 0.26 2.68 2.94 (0.31) (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
ALL CAP PORTFOLIO
Period Ended 6/28/2024
(unaudited)
15.80 0.06 1.87 1.93 (0.12) (0.43)
Year Ended 12/31/2023 13.11 0.12 2.77 2.89 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/28/2024
(unaudited)
14.62 0.25 0.39 0.64 (0.52) –
Year Ended 12/31/2023 13.36 0.51 1.13 1.64 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/28/2024
(unaudited)
7.48 0.18 0.04 0.22 (0.36) –
Year Ended 12/31/2023 7.06 0.35 0.35 0.70 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/28/2024
(unaudited)
13.13 0.19 0.92 1.11 (0.37) (1.11)
Year Ended 12/31/2023 12.39 0.25 0.88 1.13 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
ESG INDEX PORTFOLIO
Period Ended 6/28/2024
(unaudited)
15.99 0.09 2.25 2.34 (0.17) –
Year Ended 12/31/2023 12.60 0.18 3.36 3.54 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(d)
10.00 0.09 2.86 2.95 (0.09) (0.16)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.02) $ 18.45 9.43% $ 2,199.1 0.57% 1.87% 0.73% 1.71% 25%
(0.59) 17.80 19.31% 2,052.1 0.57% 1.57% 0.74% 1.40% 43%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(0.55) 17.18 12.20% 187.8 0.67% 0.71% 0.67% 0.71% 14%
(0.20) 15.80 22.13% 168.7 0.67% 0.83% 0.67% 0.83% 63%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.52) 14.74 4.39% 406.6 0.65% 2.96% 0.65% 2.96% 41%
(0.38) 14.62 12.47% 414.2 0.64% 3.42% 0.64% 3.42% 70%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.36) 7.34 3.00% 627.7 0.48% 4.23% 0.48% 4.23% 30%
(0.28) 7.48 10.21% 658.5 0.47% 4.39% 0.47% 4.39% 85%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(1.48) 12.76 8.48% 67.1 1.15% 2.65% 1.60% 2.20% 36%
(0.39) 13.13 9.13% 66.7 0.87% 1.94% 1.50% 1.31% 141%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
(0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
(0.17) 18.16 14.60% 51.8 0.35% 1.06% 0.58% 0.83% 7%
(0.15) 15.99 28.19% 44.3 0.36% 1.25% 0.60% 1.01% 18%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GLOBAL STOCK PORTFOLIO
Period Ended 6/28/2024
(unaudited)
$ 13.73 $ 0.18 $ 1.17 $ 1.35 $ (0.30) $ (0.45)
Year Ended 12/31/2023 11.39 0.27 2.23 2.50 (0.16) –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
GOVERNMENT BOND PORTFOLIO
Period Ended 6/28/2024
(unaudited)
9.87 0.19 (0.25) (0.06) (0.19) –
Year Ended 12/31/2023 9.77 0.32 0.10 0.42 (0.32) –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
HEALTHCARE PORTFOLIO
Period Ended 6/28/2024
(unaudited)
25.90 0.10 1.45 1.55 (0.21) (1.38)
Year Ended 12/31/2023 25.34 0.20 0.84 1.04 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
HIGH YIELD PORTFOLIO
Period Ended 6/28/2024
(unaudited)
4.17 0.13 (0.04) 0.09 (0.13) –
Year Ended 12/31/2023 3.96 0.24 0.21 0.45 (0.24) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
INCOME PORTFOLIO
Period Ended 6/28/2024
(unaudited)
8.86 0.19 (0.18) 0.01 (0.19) –
Year Ended 12/31/2023 8.45 0.36 0.41 0.77 (0.36) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
INTERNATIONAL ALLOCATION PORTFOLIO
Period Ended 6/28/2024
(unaudited)
9.48 0.16 0.32 0.48 (0.31) –
Year Ended 12/31/2023 8.24 0.28 1.20 1.48 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.75) $ 14.33 9.81% $ 1,538.6 0.61% 2.18% 0.61% 2.18% 30%
(0.16) 13.73 22.03% 1,514.6 0.62% 2.14% 0.62% 2.14% 57%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(0.19) 9.62 (0.64)% 162.9 0.49% 3.95% 0.49% 3.95% 151%
(0.32) 9.87 4.38% 168.0 0.46% 3.27% 0.46% 3.27% 211%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(1.59) 25.86 6.02% 277.1 0.86% 0.73% 0.91% 0.68% 9%
(0.48) 25.90 4.14% 277.4 0.82% 0.75% 0.90% 0.68% 60%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
(0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
(0.13) 4.13 2.28% 796.4 0.45% 6.39% 0.45% 6.39% 35%
(0.24) 4.17 11.85% 785.9 0.45% 5.96% 0.45% 5.96% 30%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.19) 8.68 0.06% 1,305.2 0.44% 4.40% 0.44% 4.40% 26%
(0.36) 8.86 9.30% 1,335.8 0.44% 4.20% 0.44% 4.20% 50%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.31) 9.65 4.94% 1,419.0 0.74% 3.32% 0.74% 3.32% 45%
(0.24) 9.48 18.11% 1,372.9 0.73% 2.59% 0.75% 2.58% 88%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/28/2024
(unaudited)
$ 13.30 $ 0.24 $ 0.47 $ 0.71 $ (0.37) $ –
Year Ended 12/31/2023 11.52 0.31 1.73 2.04 (0.26) –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(d)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/28/2024
(unaudited)
48.03 0.12 9.31 9.43 (0.24) (3.69)
Year Ended 12/31/2023 36.55 0.24 16.28 16.52 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
LARGE CAP INDEX PORTFOLIO
Period Ended 6/28/2024
(unaudited)
63.78 0.44 9.24 9.68 (0.86) (0.81)
Year Ended 12/31/2023 51.56 0.86 12.45 13.31 (0.77) (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/28/2024
(unaudited)
21.98 0.22 1.35 1.57 (0.38) (0.64)
Year Ended 12/31/2023 20.88 0.41 2.15 2.56 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/28/2024
(unaudited)
9.61 0.18 0.04 0.22 (0.18) –
Year Ended 12/31/2023 9.33 0.30 0.28 0.58 (0.30) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/28/2024
(unaudited)
13.20 0.15 0.59 0.74 (0.40) (0.11)
Year Ended 12/31/2023 12.38 0.27 0.72 0.99 (0.17) –
Year Ended 12/31/2022 14.97 0.17 (1.78) (1.61) (0.16) (0.82)
Year Ended 12/31/2021 12.82 0.15 2.22 2.37 (0.22) –
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.37) $ 13.64 5.33% $ 204.0 0.42% 3.77% 0.42% 3.77% 2%
(0.26) 13.30 17.77% 191.0 0.42% 2.65% 0.42% 2.65% 3%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(3.93) 53.53 19.63% 2,875.3 0.43% 0.48% 0.43% 0.48% 21%
(5.04) 48.03 47.07% 2,468.4 0.43% 0.56% 0.43% 0.56% 48%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.67) 71.79 15.16% 1,862.4 0.23% 1.24% 0.23% 1.24% 1%
(1.09) 63.78 26.01% 1,669.5 0.23% 1.45% 0.23% 1.45% 2%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(1.02) 22.53 7.19% 2,880.0 0.63% 1.93% 0.63% 1.93% 17%
(1.46) 21.98 12.87% 2,717.0 0.63% 1.98% 0.63% 1.98% 25%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.18) 9.65 2.25% 739.6 0.45% 3.72% 0.45% 3.72% 30%
(0.30) 9.61 6.39% 768.6 0.45% 3.19% 0.45% 3.19% 52%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.51) 13.43 5.68% 49.8 0.90% 1.87% 0.99% 1.77% 44%
(0.17) 13.20 8.06% 50.8 0.90% 1.91% 0.95% 1.86% 81%
(0.98) 12.38 (10.67)% 53.7 0.90% 1.43% 0.93% 1.39% 80%
(0.22) 14.97 18.65% 56.2 0.87% 1.16% 0.94% 1.09% 77%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MID CAP GROWTH PORTFOLIO
Period Ended 6/28/2024
(unaudited)
$ 13.70 $ (0.02) $ 0.38 $ 0.36 $ – $ –
Year Ended 12/31/2023 11.70 (0.04) 2.04 2.00 – –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Period Ended 6/28/2024
(unaudited)
20.95 0.15 1.11 1.26 (0.29) (0.35)
Year Ended 12/31/2023 18.94 0.28 2.70 2.98 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
MID CAP STOCK PORTFOLIO
Period Ended 6/28/2024
(unaudited)
19.66 0.07 0.80 0.87 (0.11) (0.22)
Year Ended 12/31/2023 18.18 0.11 2.39 2.50 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
MID CAP VALUE PORTFOLIO
Period Ended 6/28/2024
(unaudited)
17.53 0.13 0.23 0.36 (0.23) (0.25)
Year Ended 12/31/2023 15.73 0.25 1.83 2.08 (0.13) (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/28/2024
(unaudited)
14.68 0.22 0.86 1.08 (0.37) (0.63)
Year Ended 12/31/2023 12.98 0.35 1.72 2.07 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2024
(unaudited)
15.82 0.21 1.11 1.32 (0.32) (0.60)
Year Ended 12/31/2023 14.05 0.30 2.12 2.42 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ 14.06 2.63% $ 85.8 0.85% (0.26)% 0.98% (0.39)% 32%
– 13.70 17.12% 77.7 0.85% (0.31)% 0.99% (0.45)% 47%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.64) 21.57 6.03% 651.7 0.25% 1.35% 0.25% 1.35% 10%
(0.97) 20.95 16.19% 634.1 0.25% 1.46% 0.25% 1.46% 19%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(0.33) 20.20 4.45% 2,375.6 0.66% 0.68% 0.66% 0.68% 28%
(1.02) 19.66 14.19% 2,323.5 0.66% 0.59% 0.66% 0.59% 38%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(0.48) 17.41 2.08% 49.8 0.89% 1.38% 1.10% 1.16% 27%
(0.28) 17.53 13.31% 52.3 0.90% 1.38% 1.05% 1.23% 53%
(0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(1.00) 14.76 7.34% 9,356.7 0.43% 2.79% 0.62% 2.60% 23%
(0.37) 14.68 16.18% 9,310.4 0.44% 2.33% 0.62% 2.15% 42%
(1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.92) 16.22 8.35% 6,919.1 0.44% 2.55% 0.68% 2.31% 19%
(0.65) 15.82 17.60% 6,691.7 0.45% 1.88% 0.68% 1.65% 35%
(1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2024
(unaudited)
$ 12.74 $ 0.24 $ 0.31 $ 0.55 $ (0.43) $ (0.13)
Year Ended 12/31/2023 11.70 0.41 0.98 1.39 (0.35) –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
MONEY MARKET PORTFOLIO
Period Ended 6/28/2024
(unaudited)
1.00 0.03 0.00 0.03 (0.03) –
Year Ended 12/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00 – – –
Year Ended 12/31/2020 1.00 0.00 0.00 – 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/28/2024
(unaudited)
9.46 0.28 (0.06) 0.22 (0.53) –
Year Ended 12/31/2023 9.19 0.50 0.24 0.74 (0.47) –
Year Ended 12/31/2022 10.89 0.37 (1.82) (1.45) (0.23) (0.02)
Year Ended 12/31/2021 10.58 0.18 0.43 0.61 (0.30) –
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/28/2024
(unaudited)
8.98 0.21 (0.07) 0.14 (0.21) –
Year Ended 12/31/2023 8.66 0.43 0.32 0.75 (0.43) –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/28/2024
(unaudited)
27.23 0.38 (1.09) (0.71) (0.71) (1.08)
Year Ended 12/31/2023 26.16 0.70 1.83 2.53 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/28/2024
(unaudited)
15.33 (0.03) 0.77 0.74 – –
Year Ended 12/31/2023 13.96 (0.03) 1.40 1.37 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ (0.56) $ 12.73 4.31% $ 4,020.8 0.45% 3.29% 0.60% 3.14% 28%
– (0.35) 12.74 12.09% 4,207.6 0.45% 2.97% 0.59% 2.83% 49%
– (0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
– (0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
– (0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.03) 1.00 2.57% 427.5 0.31% 5.12% 0.31% 5.12% N/A
– (0.05) 1.00 4.88% 413.0 0.31% 4.82% 0.31% 4.82% N/A
– (0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
– – 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
– 0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.53) 9.15 2.32% 43.3 0.79% 4.57% 1.04% 4.32% 15%
– (0.47) 9.46 8.37% 48.8 0.80% 4.54% 0.93% 4.41% 93%
– (0.25) 9.19 (13.34)% 56.3 0.80% 4.13% 0.86% 4.06% 57%
– (0.30) 10.89 5.77% 57.6 0.87% 3.39% 0.98% 3.28% 43%
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
– (0.21) 8.91 1.54% 159.6 0.70% 4.83% 0.70% 4.83% 44%
– (0.43) 8.98 8.94% 166.5 0.67% 4.89% 0.67% 4.89% 56%
– (0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
– (0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
– (0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (1.79) 24.73 (2.56)% 146.6 0.90% 2.84% 0.90% 2.84% 37%
– (1.46) 27.23 10.14% 158.9 0.87% 2.53% 0.87% 2.53% 87%
– (1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
– (0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
– (0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
– (0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
– – 16.07 4.79% 126.5 0.94% (0.33)% 0.96% (0.35)% 36%
– – 15.33 9.86% 119.7 0.94% (0.22)% 0.97% (0.25)% 66%
– (1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
– (0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– – 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– – 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
SMALL CAP INDEX PORTFOLIO
Period Ended 6/28/2024
(unaudited)
$ 20.26 $ 0.16 $ (0.33) $ (0.17) $ (0.28) $ –
Year Ended 12/31/2023 18.18 0.27 2.53 2.80 (0.22) (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/28/2024
(unaudited)
17.77 0.05 0.79 0.84 (0.12) –
Year Ended 12/31/2023 18.26 0.12 1.95 2.07 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.28) $ 19.81 (0.84)% $ 993.6 0.25% 1.51% 0.25% 1.51% 13%
(0.72) 20.26 15.79% 1,033.2 0.24% 1.49% 0.24% 1.49% 32%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(0.12) 18.49 4.73% 1,032.4 0.70% 0.58% 0.70% 0.58% 23%
(2.56) 17.77 12.62% 995.2 0.70% 0.67% 0.70% 0.67% 51%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosures
Supplemental Proxy Information
A special meeting of shareholders of Thrivent Low Volatility Equity Portfolio was held on June 27, 2024.
Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Low Volatility Equity Portfolio into Thrivent Global Stock Portfolio. The results of the meeting were as follows:
A special meeting of shareholders of Thrivent Multidimensional Income Portfolio was held on June 27,
2024. Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Multidimensional Income Portfolio into Thrivent Opportunity Income Plus Portfolio.
The results of the meeting were as follows:
Shares Outstanding (as of Record Date): 3,643,861.314
Total Shares Voted: 3,643,861.31
Percentage of Shares Voted: 100.00%
Vote Total Shares Voted Percentage of Shares
Voted
Percentage of Shares
Outstanding
For: 3,095,683.058 84.956% 84.956%
Against: 201,745.663 5.537% 5.537%
Abstain: 346,432.593 9.507% 9.507%
Shares Outstanding (as of Record Date): 4,708,273.644
Total Shares Voted: 4,708,273.64
Percentage of Shares Voted: 100.00%
Vote Total Shares Voted Percentage of Shares
Voted
Percentage of Shares
Outstanding
For: 4,174,607.622 88.665% 88.665%
Against: 173,584.192 3.687% 3.687%
Abstain: 360,081.830 7.648% 7.648%

Remuneration Paid to Directors, Officers, and Others
The information is disclosed as part of the Financial Statements included in Item 7 of this
Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
Not Applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 26, 2024                         Thrivent Series Fund, Inc.

                                                                                    By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 26, 2024                                                                   By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  August 26, 2024                                                                   By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)